UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco V.I. American Franchise Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series I)	$44	0.85%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$935,708,459
Total number of portfolio holdings	50
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.11%
Alphabet, Inc., Class A	7.35%
Amazon.com, Inc.	5.75%
Lam Research Corp.	5.42%
Apple, Inc.	5.11%
Advanced Micro Devices, Inc.	3.48%
Western Digital Corp.	3.41%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.31%
Applied Materials, Inc.	3.26%
Microsoft Corp.	2.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIAMFR-SAR-I
Invesco V.I. American Franchise Fund

Invesco V.I. American Franchise Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Franchise Fund (Series II)	$57	1.10%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$935,708,459
Total number of portfolio holdings	50
Portfolio turnover rate	46%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.11%
Alphabet, Inc., Class A	7.35%
Amazon.com, Inc.	5.75%
Lam Research Corp.	5.42%
Apple, Inc.	5.11%
Advanced Micro Devices, Inc.	3.48%
Western Digital Corp.	3.41%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.31%
Applied Materials, Inc.	3.26%
Microsoft Corp.	2.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIAMFR-SAR-II
Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series I)	$48	0.87%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$475,970,845
Total number of portfolio holdings	81
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.60%
MKS, Inc.	4.22%
Rambus, Inc.	3.07%
Entegris, Inc.	3.00%
Marvell Technology, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.74%
Vertiv Holdings Co., Class A	2.16%
Globe Life, Inc.	2.04%
NRG Energy, Inc.	1.95%
Becton, Dickinson and Co.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIAMVA-SAR-I
Invesco V.I. American Value Fund

Invesco V.I. American Value Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. American Value Fund (Series II)	$62	1.12%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$475,970,845
Total number of portfolio holdings	81
Portfolio turnover rate	56%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.60%
MKS, Inc.	4.22%
Rambus, Inc.	3.07%
Entegris, Inc.	3.00%
Marvell Technology, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.74%
Vertiv Holdings Co., Class A	2.16%
Globe Life, Inc.	2.04%
NRG Energy, Inc.	1.95%
Becton, Dickinson and Co.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIAMVA-SAR-II
Invesco V.I. American Value Fund

Invesco V.I. Balanced-Risk Allocation Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$37	0.69%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$441,628,233
Total number of portfolio holdings	142
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.02%	72.97%
Fixed Income	18.01%	95.68%
Commodities	38.97%	35.05%
Total	100.00%	203.70%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIIBRA-SAR-I
Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Balanced-Risk Allocation Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$51	0.94%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$441,628,233
Total number of portfolio holdings	142
Portfolio turnover rate	11%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	43.02%	72.97%
Fixed Income	18.01%	95.68%
Commodities	38.97%	35.05%
Total	100.00%	203.70%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIIBRA-SAR-II
Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series I)	$39	0.74%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,529,893,237
Total number of portfolio holdings	89
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.78%
Bank of America Corp.	3.39%
Cisco Systems, Inc.	3.06%
Wells Fargo & Co.	2.56%
CVS Health Corp.	2.49%
Merck & Co., Inc.	2.27%
Microsoft Corp.	2.25%
State Street Corp.	2.01%
Chevron Corp.	1.90%
Caterpillar, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VICOM-SAR-I
Invesco V.I. Comstock Fund

Invesco V.I. Comstock Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Comstock Fund (Series II)	$52	0.99%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,529,893,237
Total number of portfolio holdings	89
Portfolio turnover rate	18%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.78%
Bank of America Corp.	3.39%
Cisco Systems, Inc.	3.06%
Wells Fargo & Co.	2.56%
CVS Health Corp.	2.49%
Merck & Co., Inc.	2.27%
Microsoft Corp.	2.25%
State Street Corp.	2.01%
Chevron Corp.	1.90%
Caterpillar, Inc.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VICOM-SAR-II
Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series I)	$41	0.80%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$765,511,614
Total number of portfolio holdings	70
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.55%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.88%
Microsoft Corp.	5.39%
Amazon.com, Inc.	4.24%
Broadcom, Inc.	3.69%
JPMorgan Chase & Co.	2.70%
Meta Platforms, Inc., Class A	2.69%
Advanced Micro Devices, Inc.	2.60%
Eli Lilly and Co.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VICEQ-SAR-I
Invesco V.I. Core Equity Fund

Invesco V.I. Core Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Equity Fund (Series II)	$53	1.05%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$765,511,614
Total number of portfolio holdings	70
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.55%
Alphabet, Inc., Class A	6.87%
Apple, Inc.	5.88%
Microsoft Corp.	5.39%
Amazon.com, Inc.	4.24%
Broadcom, Inc.	3.69%
JPMorgan Chase & Co.	2.70%
Meta Platforms, Inc., Class A	2.69%
Advanced Micro Devices, Inc.	2.60%
Eli Lilly and Co.	2.19%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VICEQ-SAR-II
Invesco V.I. Core Equity Fund

Invesco V.I. Core Plus Bond Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series I)	$30	0.60%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$171,961,958
Total number of portfolio holdings	1,687
Portfolio turnover rate	307%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 02/15/2056	5.65%
U.S. Treasury Notes, 4.38%, 05/15/2036	4.01%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2056	3.47%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2056	2.97%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.84%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 07/01/2056	2.71%
U.S. Treasury Notes, 4.13%, 06/30/2031	1.79%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 08/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2056	1.41%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2056	1.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VICPB-SAR-I
Invesco V.I. Core Plus Bond Fund

Invesco V.I. Core Plus Bond Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Core Plus Bond Fund (Series II)	$42	0.85%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$171,961,958
Total number of portfolio holdings	1,687
Portfolio turnover rate	307%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
U.S. Treasury Bonds, 4.75%, 02/15/2056	5.65%
U.S. Treasury Notes, 4.38%, 05/15/2036	4.01%
Uniform Mortgage-Backed Securities, TBA, 2.50%, 07/01/2056	3.47%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2056	2.97%
U.S. Treasury Notes, 4.13%, 06/15/2029	2.84%
Uniform Mortgage-Backed Securities, TBA, 2.00%, 07/01/2056	2.71%
U.S. Treasury Notes, 4.13%, 06/30/2031	1.79%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 08/01/2056	1.63%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 07/01/2056	1.41%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2056	1.38%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VICPB-SAR-II
Invesco V.I. Core Plus Bond Fund

Invesco V.I. Discovery Large Cap Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series I)	$42	0.80%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$326,478,267
Total number of portfolio holdings	55
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.99%
Alphabet, Inc., Class C	7.36%
Amazon.com, Inc.	5.59%
Lam Research Corp.	5.36%
Apple, Inc.	5.19%
Advanced Micro Devices, Inc.	3.49%
Western Digital Corp.	3.36%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.23%
Applied Materials, Inc.	3.04%
Microsoft Corp.	2.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VICAPA-SAR-I
Invesco V.I. Discovery Large Cap Fund

Invesco V.I. Discovery Large Cap Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Large Cap Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Large Cap Fund (Series II)	$55	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$326,478,267
Total number of portfolio holdings	55
Portfolio turnover rate	47%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	9.99%
Alphabet, Inc., Class C	7.36%
Amazon.com, Inc.	5.59%
Lam Research Corp.	5.36%
Apple, Inc.	5.19%
Advanced Micro Devices, Inc.	3.49%
Western Digital Corp.	3.36%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.23%
Applied Materials, Inc.	3.04%
Microsoft Corp.	2.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VICAPA-SAR-II
Invesco V.I. Discovery Large Cap Fund

Invesco V.I. Discovery Mid Cap Growth Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$50	0.88%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$687,787,940
Total number of portfolio holdings	79
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Flex Ltd.	3.41%
Hilton Worldwide Holdings, Inc.	2.90%
Comfort Systems USA, Inc.	2.85%
Monolithic Power Systems, Inc.	2.78%
Quanta Services, Inc.	2.75%
MasTec, Inc.	2.50%
Lattice Semiconductor Corp.	2.46%
MACOM Technology Solutions Holdings, Inc.	2.30%
Teradyne, Inc.	2.24%
Carpenter Technology Corp.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIDMCG-SAR-I
Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Discovery Mid Cap Growth Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$64	1.13%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$687,787,940
Total number of portfolio holdings	79
Portfolio turnover rate	55%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Flex Ltd.	3.41%
Hilton Worldwide Holdings, Inc.	2.90%
Comfort Systems USA, Inc.	2.85%
Monolithic Power Systems, Inc.	2.78%
Quanta Services, Inc.	2.75%
MasTec, Inc.	2.50%
Lattice Semiconductor Corp.	2.46%
MACOM Technology Solutions Holdings, Inc.	2.30%
Teradyne, Inc.	2.24%
Carpenter Technology Corp.	2.05%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIDMCG-SAR-II
Invesco V.I. Discovery Mid Cap Growth Fund

Invesco V.I. Diversified Dividend Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series I)	$35	0.68%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$453,507,708
Total number of portfolio holdings	79
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.69%
Johnson & Johnson	2.69%
Microsoft Corp.	2.56%
Alphabet, Inc., Class A	2.31%
Cisco Systems, Inc.	2.24%
Linde PLC	2.12%
Chevron Corp.	2.02%
Philip Morris International, Inc.	2.00%
Wells Fargo & Co.	1.97%
UnitedHealth Group, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIDDI-SAR-I
Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Dividend Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Diversified Dividend Fund (Series II)	$48	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$453,507,708
Total number of portfolio holdings	79
Portfolio turnover rate	35%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.69%
Johnson & Johnson	2.69%
Microsoft Corp.	2.56%
Alphabet, Inc., Class A	2.31%
Cisco Systems, Inc.	2.24%
Linde PLC	2.12%
Chevron Corp.	2.02%
Philip Morris International, Inc.	2.00%
Wells Fargo & Co.	1.97%
UnitedHealth Group, Inc.	1.91%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIDDI-SAR-II
Invesco V.I. Diversified Dividend Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$17	0.33%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$497,612,531
Total number of portfolio holdings	509
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.29%
Corning, Inc.	0.29%
Applied Materials, Inc.	0.28%
KLA Corp.	0.27%
Teradyne, Inc.	0.27%
Sandisk Corp.	0.27%
GE Vernova, Inc.	0.26%
Lam Research Corp.	0.26%
Bio-Techne Corp.	0.26%
United Airlines Holdings, Inc.	0.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-VIEWSP-SAR-I
Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$30	0.58%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$497,612,531
Total number of portfolio holdings	509
Portfolio turnover rate	17%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Moderna, Inc.	0.29%
Corning, Inc.	0.29%
Applied Materials, Inc.	0.28%
KLA Corp.	0.27%
Teradyne, Inc.	0.27%
Sandisk Corp.	0.27%
GE Vernova, Inc.	0.26%
Lam Research Corp.	0.26%
Bio-Techne Corp.	0.26%
United Airlines Holdings, Inc.	0.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
MS-VIEWSP-SAR-II
Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series I)	$28	0.55%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,409,392,231
Total number of portfolio holdings	1,126
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.10%
Alphabet, Inc., Class A	2.06%
Wells Fargo & Co.	2.02%
U.S. Treasury Notes, 4.13%, 06/30/2028	1.95%
Bank of America Corp.	1.88%
Philip Morris International, Inc.	1.76%
Microsoft Corp.	1.71%
Johnson Controls International PLC	1.58%
Citizens Financial Group, Inc.	1.53%
Microchip Technology, Inc.	1.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIEQI-SAR-I
Invesco V.I. Equity and Income Fund

Invesco V.I. Equity and Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Equity and Income Fund (Series II)	$41	0.80%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,409,392,231
Total number of portfolio holdings	1,126
Portfolio turnover rate	54%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Amazon.com, Inc.	2.10%
Alphabet, Inc., Class A	2.06%
Wells Fargo & Co.	2.02%
U.S. Treasury Notes, 4.13%, 06/30/2028	1.95%
Bank of America Corp.	1.88%
Philip Morris International, Inc.	1.76%
Microsoft Corp.	1.71%
Johnson Controls International PLC	1.58%
Citizens Financial Group, Inc.	1.53%
Microchip Technology, Inc.	1.47%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIEQI-SAR-II
Invesco V.I. Equity and Income Fund

Invesco V.I. EQV International Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series I)	$47	0.90%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,231,353,197
Total number of portfolio holdings	81
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.42%
Samsung Electronics Co. Ltd.	3.38%
Investor AB, Class B	2.90%
Keyence Corp.	2.84%
ASM International N.V.	2.44%
ASML Holding N.V.	2.32%
Legrand S.A.	2.29%
Panasonic Holdings Corp.	2.05%
MediaTek, Inc.	1.92%
BAE Systems PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIIGR-SAR-I
Invesco V.I. EQV International Equity Fund

Invesco V.I. EQV International Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. EQV International Equity Fund (Series II)	$60	1.15%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,231,353,197
Total number of portfolio holdings	81
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6.42%
Samsung Electronics Co. Ltd.	3.38%
Investor AB, Class B	2.90%
Keyence Corp.	2.84%
ASM International N.V.	2.44%
ASML Holding N.V.	2.32%
Legrand S.A.	2.29%
Panasonic Holdings Corp.	2.05%
MediaTek, Inc.	1.92%
BAE Systems PLC	1.90%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIIGR-SAR-II
Invesco V.I. EQV International Equity Fund

Invesco V.I. Global Fund

Series I

SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series I)	$44	0.84%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,390,424,879
Total number of portfolio holdings	67
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.33%
Lam Research Corp.	8.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.60%
NVIDIA Corp.	5.56%
Marvell Technology, Inc.	4.42%
Meta Platforms, Inc., Class A	4.37%
Broadcom, Inc.	3.91%
Eli Lilly and Co.	3.55%
Visa, Inc., Class A	3.28%
Amazon.com, Inc.	3.10%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIGLBL-SAR-I
Invesco V.I. Global Fund

Invesco V.I. Global Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Fund (Series II)	$57	1.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,390,424,879
Total number of portfolio holdings	67
Portfolio turnover rate	16%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	9.33%
Lam Research Corp.	8.05%
Taiwan Semiconductor Manufacturing Co. Ltd.	7.60%
NVIDIA Corp.	5.56%
Marvell Technology, Inc.	4.42%
Meta Platforms, Inc., Class A	4.37%
Broadcom, Inc.	3.91%
Eli Lilly and Co.	3.55%
Visa, Inc., Class A	3.28%
Amazon.com, Inc.	3.10%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIGLBL-SAR-II
Invesco V.I. Global Fund

Invesco V.I. Global Real Estate Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series I)	$53	1.02%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$96,935,950
Total number of portfolio holdings	76
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	8.65%
Prologis, Inc.	5.91%
Public Storage	5.38%
Equinix, Inc.	4.85%
Digital Realty Trust, Inc.	4.35%
Simon Property Group, Inc.	4.21%
Goodman Group	3.09%
UDR, Inc.	2.73%
W.P. Carey, Inc.	2.62%
Iron Mountain, Inc.	2.23%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIGRE-SAR-I
Invesco V.I. Global Real Estate Fund

Invesco V.I. Global Real Estate Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Real Estate Fund (Series II)	$66	1.27%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$96,935,950
Total number of portfolio holdings	76
Portfolio turnover rate	36%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Welltower, Inc.	8.65%
Prologis, Inc.	5.91%
Public Storage	5.38%
Equinix, Inc.	4.85%
Digital Realty Trust, Inc.	4.35%
Simon Property Group, Inc.	4.21%
Goodman Group	3.09%
UDR, Inc.	2.73%
W.P. Carey, Inc.	2.62%
Iron Mountain, Inc.	2.23%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIGRE-SAR-II
Invesco V.I. Global Real Estate Fund

Invesco V.I. Global Strategic Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series I)	$45	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$610,451,720
Total number of portfolio holdings	987
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.85%
U.S. Treasury Bonds, 5.50%, 08/15/2028	1.93%
U.S. Treasury Bills, 3.63%, 09/17/2026	1.92%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.36%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.36%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.33%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.30%
Federal National Mortgage Association, 4.50%, 07/01/2052	0.95%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIGLSI-SAR-I
Invesco V.I. Global Strategic Income Fund

Invesco V.I. Global Strategic Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Global Strategic Income Fund (Series II)	$57	1.17%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$610,451,720
Total number of portfolio holdings	987
Portfolio turnover rate	23%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Brazil Notas do Tesouro Nacional, Class NTNF, 10.00%, 01/01/2031	5.69%
Mexican Bonos, Series M, 8.50%, 02/28/2030	4.85%
U.S. Treasury Bonds, 5.50%, 08/15/2028	1.93%
U.S. Treasury Bills, 3.63%, 09/17/2026	1.92%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.36%
Republic of South Africa Government Bond, Series 2048, 8.75%, 02/28/2048	1.36%
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07%, 03/13/2046	1.33%
Brazil Notas do Tesouro Nacional, Series B, 6.00%, 05/15/2055	1.30%
Federal National Mortgage Association, 4.50%, 07/01/2052	0.95%
Federal Home Loan Mortgage Corp., 5.00%, 03/01/2053	0.94%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIGLSI-SAR-II
Invesco V.I. Global Strategic Income Fund

Invesco V.I. Government Money Market Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series I)	$19	0.37%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$488,163,238
Total number of portfolio holdings	69
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	44.0%
8-30	3.9%
31-60	9.6%
61-90	6.5%
91-180	18.4%
181+	17.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIGMKT-SAR-I
Invesco V.I. Government Money Market Fund

Invesco V.I. Government Money Market Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Money Market Fund (Series II)	$31	0.62%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$488,163,238
Total number of portfolio holdings	69
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	44.0%
8-30	3.9%
31-60	9.6%
61-90	6.5%
91-180	18.4%
181+	17.6%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIGMKT-SAR-II
Invesco V.I. Government Money Market Fund

Invesco V.I. Government Securities Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series I)	$35	0.70%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$304,511,823
Total number of portfolio holdings	395
Portfolio turnover rate	180%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	3.90%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	3.74%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.23%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.20%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.19%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.15%
U.S. Treasury Notes, 3.88%, 12/31/2032	3.14%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.00%
Standard Chartered Bank, 3.97%, 07/24/2026	2.96%
Royal Bank of Canada, 3.97%, 07/09/2026	2.96%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIGOV-SAR-I
Invesco V.I. Government Securities Fund

Invesco V.I. Government Securities Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Government Securities Fund (Series II)	$47	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$304,511,823
Total number of portfolio holdings	395
Portfolio turnover rate	180%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.00%, 07/01/2056	3.90%
Uniform Mortgage-Backed Securities, TBA, 5.00%, 07/01/2041	3.74%
Government National Mortgage Association, TBA, 2.00%, 07/01/2056	3.23%
U.S. Treasury Notes, 3.63%, 08/31/2027	3.20%
U.S. Treasury Notes, 3.38%, 09/15/2027	3.19%
U.S. Treasury Notes, 3.63%, 08/31/2030	3.15%
U.S. Treasury Notes, 3.88%, 12/31/2032	3.14%
Government National Mortgage Association, TBA, 2.50%, 07/01/2056	3.00%
Standard Chartered Bank, 3.97%, 07/24/2026	2.96%
Royal Bank of Canada, 3.97%, 07/09/2026	2.96%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIGOV-SAR-II
Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series I)	$39	0.75%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,299,743,641
Total number of portfolio holdings	81
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.27%
Amazon.com, Inc.	3.15%
Wells Fargo & Co.	3.11%
Bank of America Corp.	2.87%
Philip Morris International, Inc.	2.67%
Microsoft Corp.	2.57%
Johnson Controls International PLC	2.40%
Citizens Financial Group, Inc.	2.34%
Microchip Technology, Inc.	2.19%
NVIDIA Corp.	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIGRI-SAR-I
Invesco V.I. Growth and Income Fund

Invesco V.I. Growth and Income Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Growth and Income Fund (Series II)	$52	1.00%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,299,743,641
Total number of portfolio holdings	81
Portfolio turnover rate	15%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	3.27%
Amazon.com, Inc.	3.15%
Wells Fargo & Co.	3.11%
Bank of America Corp.	2.87%
Philip Morris International, Inc.	2.67%
Microsoft Corp.	2.57%
Johnson Controls International PLC	2.40%
Citizens Financial Group, Inc.	2.34%
Microchip Technology, Inc.	2.19%
NVIDIA Corp.	2.18%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VIGRI-SAR-II
Invesco V.I. Growth and Income Fund

Invesco V.I. Health Care Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series I)	$50	0.98%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$160,553,927
Total number of portfolio holdings	81
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	10.84%
Johnson & Johnson	6.28%
UnitedHealth Group, Inc.	6.08%
Merck & Co., Inc.	4.20%
Argenx SE, ADR	3.98%
AbbVie, Inc.	3.98%
Gilead Sciences, Inc.	3.45%
AstraZeneca PLC	2.93%
BrightSpring Health Services, Inc.	2.73%
Welltower, Inc.	2.22%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-VIGHC-SAR-I
Invesco V.I. Health Care Fund

Invesco V.I. Health Care Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Health Care Fund (Series II)	$62	1.23%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$160,553,927
Total number of portfolio holdings	81
Portfolio turnover rate	34%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	10.84%
Johnson & Johnson	6.28%
UnitedHealth Group, Inc.	6.08%
Merck & Co., Inc.	4.20%
Argenx SE, ADR	3.98%
AbbVie, Inc.	3.98%
Gilead Sciences, Inc.	3.45%
AstraZeneca PLC	2.93%
BrightSpring Health Services, Inc.	2.73%
Welltower, Inc.	2.22%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-VIGHC-SAR-II
Invesco V.I. Health Care Fund

Invesco V.I. High Yield Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series I)	$55	1.09%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$38,858,681
Total number of portfolio holdings	269
Portfolio turnover rate	116%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.75%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76%, 08/23/2028	1.19%
TransDigm, Inc., Term Loan L, 6.14%, 01/19/2032	0.99%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	0.96%
DISH DBS Corp., 5.13%, 06/01/2029	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
iShares iBoxx High Yield Corporate Bond ETF	0.94%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029	0.90%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	0.88%
VoltaGrid LLC, 7.38%, 11/01/2030	0.88%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
A	0.88
BBB	1.32
BB	46.96
B	32.51
CCC and below	8.21
Cash	7.15
Not Rated	2.97
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIHYI-SAR-I
Invesco V.I. High Yield Fund

Invesco V.I. High Yield Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. High Yield Fund (Series II)	$67	1.34%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$38,858,681
Total number of portfolio holdings	269
Portfolio turnover rate	116%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
iShares Broad USD High Yield Corporate Bond ETF	3.75%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76%, 08/23/2028	1.19%
TransDigm, Inc., Term Loan L, 6.14%, 01/19/2032	0.99%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033	0.96%
DISH DBS Corp., 5.13%, 06/01/2029	0.96%
1261229 BC Ltd., 10.00%, 04/15/2032	0.94%
iShares iBoxx High Yield Corporate Bond ETF	0.94%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.38%, 06/01/2029	0.90%
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030	0.88%
VoltaGrid LLC, 7.38%, 11/01/2030	0.88%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
A	0.88
BBB	1.32
BB	46.96
B	32.51
CCC and below	8.21
Cash	7.15
Not Rated	2.97
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIHYI-SAR-II
Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. International Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. International Growth Fund (Series I)	$51	1.00%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$315,062,787
Total number of portfolio holdings	62
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.86%
ASML Holding N.V.	5.84%
SK hynix, Inc.	4.19%
Siemens AG	3.24%
BAE Systems PLC	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.42%
Lonza Group AG	2.40%
Advantest Corp.	2.29%
Dollarama, Inc.	2.26%
Compass Group PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIIGR-SAR-I
Invesco V.I. International Growth Fund

Invesco V.I. International Growth Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. International Growth Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. International Growth Fund (Series II)	$64	1.25%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$315,062,787
Total number of portfolio holdings	62
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd.	7.86%
ASML Holding N.V.	5.84%
SK hynix, Inc.	4.19%
Siemens AG	3.24%
BAE Systems PLC	2.78%
Mitsubishi UFJ Financial Group, Inc.	2.42%
Lonza Group AG	2.40%
Advantest Corp.	2.29%
Dollarama, Inc.	2.26%
Compass Group PLC	2.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIIGR-SAR-II
Invesco V.I. International Growth Fund

Invesco V.I. Main Street Fund®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund® (Series I)	$41	0.80%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$520,643,971
Total number of portfolio holdings	69
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.53%
Alphabet, Inc., Class A	7.23%
Apple, Inc.	6.93%
Microsoft Corp.	5.20%
Amazon.com, Inc.	4.77%
Broadcom, Inc.	3.44%
JPMorgan Chase & Co.	3.17%
Applied Materials, Inc.	2.70%
Meta Platforms, Inc., Class A	2.48%
Philip Morris International, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIMST-SAR-I
Invesco V.I. Main Street Fund®

Invesco V.I. Main Street Fund®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Fund® (Series II)	$54	1.05%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$520,643,971
Total number of portfolio holdings	69
Portfolio turnover rate	22%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	8.53%
Alphabet, Inc., Class A	7.23%
Apple, Inc.	6.93%
Microsoft Corp.	5.20%
Amazon.com, Inc.	4.77%
Broadcom, Inc.	3.44%
JPMorgan Chase & Co.	3.17%
Applied Materials, Inc.	2.70%
Meta Platforms, Inc., Class A	2.48%
Philip Morris International, Inc.	2.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIMST-SAR-II
Invesco V.I. Main Street Fund®

Invesco V.I. Main Street Mid Cap Fund®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund® (Series I)	$49	0.93%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$164,943,932
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.89%
Curtiss-Wright Corp.	1.69%
Rockwell Automation, Inc.	1.67%
Keysight Technologies, Inc.	1.64%
Yum! Brands, Inc.	1.61%
Raymond James Financial, Inc.	1.60%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.54%
Datadog, Inc., Class A	1.53%
American Healthcare REIT, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIMCCE-SAR-I
Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Main Street Mid Cap Fund®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Mid Cap Fund® (Series II)	$62	1.18%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$164,943,932
Total number of portfolio holdings	98
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.89%
Curtiss-Wright Corp.	1.69%
Rockwell Automation, Inc.	1.67%
Keysight Technologies, Inc.	1.64%
Yum! Brands, Inc.	1.61%
Raymond James Financial, Inc.	1.60%
ATI, Inc.	1.57%
Wintrust Financial Corp.	1.54%
Datadog, Inc., Class A	1.53%
American Healthcare REIT, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VIMCCE-SAR-II
Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Main Street Small Cap Fund®
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund® (Series I)	$45	0.82%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,437,060,607
Total number of portfolio holdings	104
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Enpro, Inc.	1.96%
Columbia Banking System, Inc.	1.93%
Outfront Media, Inc.	1.91%
Kodiak Gas Services, Inc.	1.85%
AAR Corp.	1.81%
MaxLinear, Inc.	1.80%
AutoNation, Inc.	1.69%
Zurn Elkay Water Solutions Corp.	1.68%
Cathay General Bancorp	1.61%
BrightSpring Health Services, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIMSS-SAR-I
Invesco V.I. Main Street Small Cap Fund®

Invesco V.I. Main Street Small Cap Fund®
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund® (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Main Street Small Cap Fund® (Series II)	$58	1.07%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$1,437,060,607
Total number of portfolio holdings	104
Portfolio turnover rate	43%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Enpro, Inc.	1.96%
Columbia Banking System, Inc.	1.93%
Outfront Media, Inc.	1.91%
Kodiak Gas Services, Inc.	1.85%
AAR Corp.	1.81%
MaxLinear, Inc.	1.80%
AutoNation, Inc.	1.69%
Zurn Elkay Water Solutions Corp.	1.68%
Cathay General Bancorp	1.61%
BrightSpring Health Services, Inc.	1.58%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIMSS-SAR-II
Invesco V.I. Main Street Small Cap Fund®

Invesco® V.I. S&P 500 Buffer Fund - December
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - December (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$70,692,009
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500D-SAR-I
Invesco® V.I. S&P 500 Buffer Fund - December

Invesco® V.I. S&P 500 Buffer Fund - December
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - December (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$70,692,009
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500D-SAR-II
Invesco® V.I. S&P 500 Buffer Fund - December

Invesco® V.I. S&P 500 Buffer Fund – June
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund – June (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$68,823,046
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500J-SAR-I
Invesco® V.I. S&P 500 Buffer Fund – June

Invesco® V.I. S&P 500 Buffer Fund – June
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund – June (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$68,823,046
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500J-SAR-II
Invesco® V.I. S&P 500 Buffer Fund – June

Invesco® V.I. S&P 500 Buffer Fund - March
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - March (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$56,977,276
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500M-SAR-I
Invesco® V.I. S&P 500 Buffer Fund - March

Invesco® V.I. S&P 500 Buffer Fund - March
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - March (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$56,977,276
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500M-SAR-II
Invesco® V.I. S&P 500 Buffer Fund - March

Invesco® V.I. S&P 500 Buffer Fund - September
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - September (Series I)	$36	0.70%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$74,325,228
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500S-SAR-I
Invesco® V.I. S&P 500 Buffer Fund - September

Invesco® V.I. S&P 500 Buffer Fund - September
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco® V.I. S&P 500 Buffer Fund - September (Series II)	$49	0.95%†
*	Annualized.
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$74,325,228
Total number of portfolio holdings	6
Portfolio turnover rate	0%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Security type allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISP500S-SAR-II
Invesco® V.I. S&P 500 Buffer Fund - September

Invesco V.I. Small Cap Equity Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series I)	$54	0.96%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$195,022,615
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.67%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.17%
Entegris, Inc.	2.09%
Sanmina Corp.	2.08%
BrightSpring Health Services, Inc.	2.08%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.94%
Applied Industrial Technologies, Inc.	1.93%
Axsome Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISCE-SAR-I
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Small Cap Equity Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Small Cap Equity Fund (Series II)	$68	1.21%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$195,022,615
Total number of portfolio holdings	86
Portfolio turnover rate	48%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
Allegro MicroSystems, Inc.	2.67%
MKS, Inc.	2.53%
Forgent Power Solutions, Inc.	2.17%
Entegris, Inc.	2.09%
Sanmina Corp.	2.08%
BrightSpring Health Services, Inc.	2.08%
IES Holdings, Inc.	2.02%
ITT, Inc.	1.94%
Applied Industrial Technologies, Inc.	1.93%
Axsome Therapeutics, Inc.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VISCE-SAR-II
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series I)	$58	0.95%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$347,274,250
Total number of portfolio holdings	53
Portfolio turnover rate	83%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.86%
Advanced Micro Devices, Inc.	5.37%
Lam Research Corp.	5.26%
Alphabet, Inc., Class A	5.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.53%
Micron Technology, Inc.	4.33%
Palo Alto Networks, Inc.	3.33%
CrowdStrike Holdings, Inc., Class A	3.08%
Datadog, Inc., Class A	2.76%
Intel Corp.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-VITEC-SAR-I
Invesco V.I. Technology Fund

Invesco V.I. Technology Fund
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. Technology Fund (Series II)	$73	1.20%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$347,274,250
Total number of portfolio holdings	53
Portfolio turnover rate	83%
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	5.86%
Advanced Micro Devices, Inc.	5.37%
Lam Research Corp.	5.26%
Alphabet, Inc., Class A	5.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.53%
Micron Technology, Inc.	4.33%
Palo Alto Networks, Inc.	3.33%
CrowdStrike Holdings, Inc., Class A	3.08%
Datadog, Inc., Class A	2.76%
Intel Corp.	2.66%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-VITEC-SAR-II
Invesco V.I. Technology Fund

Invesco V.I. U.S. Government Money Portfolio
Series I
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series I)	$33	0.67%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$242,969,515
Total number of portfolio holdings	65
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	41.3%
8-30	0.6%
31-60	17.6%
61-90	6.3%
91-180	13.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIGMKT-SAR-I
Invesco V.I. U.S. Government Money Portfolio

Invesco V.I. U.S. Government Money Portfolio
Series II
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Six Months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Invesco V.I. U.S. Government Money Portfolio (Series II)	$46	0.92%
*	Annualized.
What Are Key Statistics About The Fund?
(as of June 30, 2026)
Fund net assets	$242,969,515
Total number of portfolio holdings	65
What Comprised The Fund's Holdings?
(as of June 30, 2026)
Composition by maturity, in days
(% of total investments)*
1-7	41.3%
8-30	0.6%
31-60	17.6%
61-90	6.3%
91-180	13.3%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VIGMKT-SAR-II
Invesco V.I. U.S. Government Money Portfolio

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for a semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. American Franchise Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIAMFR-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.75%
Aerospace & Defense–3.27%
BAE Systems PLC (United Kingdom)	328,044	$8,039,252
Howmet Aerospace, Inc.	83,733	22,512,454
		30,551,706
Alternative Carriers–0.89%
Space Exploration Technologies Corp., Class A(b)(c)	48,870	8,349,928
Application Software–2.06%
AppLovin Corp., Class A(b)	15,501	7,986,580
Datadog, Inc., Class A(b)	43,470	11,317,849
		19,304,429
Automobile Manufacturers–1.00%
Tesla, Inc.(b)	22,262	9,363,397
Automotive Retail–0.69%
Carvana Co.(b)(c)	98,569	6,487,812
Biotechnology–1.27%
Argenx SE, ADR (Netherlands)(b)	6,840	6,345,947
Vertex Pharmaceuticals, Inc.(b)	11,215	5,570,827
		11,916,774
Broadline Retail–5.75%
Amazon.com, Inc.(b)	225,625	53,775,462
Building Products–2.18%
Johnson Controls International PLC	139,527	20,386,290
Cargo Ground Transportation–0.43%
FedEx Freight Holding Co., Inc.(b)	26,694	4,030,794
Construction Machinery & Heavy Transportation Equipment– 2.90%
Caterpillar, Inc.	25,482	27,135,782
Copper–1.25%
Freeport-McMoRan, Inc.	185,456	11,663,328
Electrical Components & Equipment–2.38%
Vertiv Holdings Co., Class A	66,591	22,295,999
Electronic Components–1.99%
Coherent Corp.(b)(c)	47,070	18,567,703
Food Distributors–0.60%
US Foods Holding Corp.(b)(c)	54,907	5,614,241
Heavy Electrical Equipment–1.95%
GE Vernova, Inc.	15,512	18,224,428
Hotels, Resorts & Cruise Lines–0.50%
Hilton Worldwide Holdings, Inc.	14,183	4,686,914
Industrial Machinery & Supplies & Components–0.79%
Parker-Hannifin Corp.	7,579	7,413,171
Integrated Oil & Gas–0.88%
Suncor Energy, Inc. (Canada)	153,117	8,219,321
Shares		Value
Interactive Media & Services–9.65%
Alphabet, Inc., Class A	192,540	$68,808,020
Meta Platforms, Inc., Class A	38,127	21,476,558
		90,284,578
Internet Services & Infrastructure–2.43%
Cloudflare, Inc., Class A(b)(c)	52,870	12,967,954
Snowflake, Inc., Class A(b)(c)	38,411	9,775,599
		22,743,553
Investment Banking & Brokerage–4.01%
Goldman Sachs Group, Inc. (The)	19,402	19,622,601
Interactive Brokers Group, Inc., Class A	205,902	17,921,710
		37,544,311
Oil & Gas Storage & Transportation–1.22%
Williams Cos., Inc. (The)	153,557	11,415,427
Pharmaceuticals–2.74%
Eli Lilly and Co.	21,409	25,678,597
Semiconductor Materials & Equipment–10.73%
Applied Materials, Inc.	42,231	30,533,013
ASML Holding N.V., New York Shares (Netherlands)	9,641	19,180,191
Lam Research Corp.	116,934	50,671,010
		100,384,214
Semiconductors–21.82%
Advanced Micro Devices, Inc.(b)	56,141	32,612,868
Broadcom, Inc.	60,360	22,800,990
Monolithic Power Systems, Inc.	8,839	12,218,680
NVIDIA Corp.	472,969	94,636,368
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	64,875	30,982,354
Texas Instruments, Inc.	36,603	10,910,256
		204,161,516
Systems Software–5.47%
CrowdStrike Holdings, Inc., Class A(b)	14,132	10,784,694
Microsoft Corp.	73,991	27,600,123
Palo Alto Networks, Inc.(b)	37,584	12,816,896
		51,201,713
Technology Hardware, Storage & Peripherals–9.28%
Apple, Inc.	165,238	47,813,268
Sandisk Corp.(b)	3,106	7,062,205
Western Digital Corp.	49,953	31,905,980
		86,781,453
Tobacco–1.24%
Philip Morris International, Inc. (Switzerland)	64,033	11,584,210
Transaction & Payment Processing Services–0.38%
Visa, Inc., Class A	10,339	3,547,208
Total Common Stocks & Other Equity Interests (Cost $442,489,435)		933,314,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. American Franchise Fund

Shares		Value
Money Market Funds–0.45%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	1,477,451	$1,477,451
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	2,743,799	2,743,799
Total Money Market Funds (Cost $4,221,250)		4,221,250
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $446,710,685)		937,535,509
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.17%
Invesco Private Government Fund, 3.62%(d)(e)(f)	13,483,423	13,483,423
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	34,905,389	$34,908,879
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $48,391,573)		48,392,302
TOTAL INVESTMENTS IN SECURITIES–105.37% (Cost $495,102,258)		985,927,811
OTHER ASSETS LESS LIABILITIES—(5.37)%		(50,219,352)
NET ASSETS–100.00%		$935,708,459
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$524,460	$36,200,775	$(35,247,784)	$-	$-	$1,477,451	$50,302
Invesco Treasury Portfolio, Institutional Class	973,936	67,230,012	(65,460,149)	-	-	2,743,799	92,847
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,883,664	266,275,682	(264,675,923)	-	-	13,483,423	131,813*
Invesco Private Prime Fund	30,892,710	455,254,109	(451,232,618)	729	(6,051)	34,908,879	340,062*
Total	$44,274,770	$824,960,578	$(816,616,474)	$729	$(6,051)	$52,613,552	$615,024

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. American Franchise Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $442,489,435)*	$933,314,259
Investments in affiliated money market funds, at value (Cost $52,612,823)	52,613,552
Cash	64,527
Receivable for:
Fund shares sold	35,424
Dividends	329,178
Investment for trustee deferred compensation and retirement plans	275,294
Other assets	316
Total assets	986,632,550
Liabilities:
Payable for:
Fund shares reacquired	1,448,745
Collateral upon return of securities loaned	48,391,573
Accrued fees to affiliates	769,935
Accrued trustees’ and officers’ fees and benefits	383
Accrued other operating expenses	33,359
Trustee deferred compensation and retirement plans	280,096
Total liabilities	50,924,091
Net assets applicable to shares outstanding	$935,708,459
Net assets consist of:
Shares of beneficial interest	$247,261,968
Distributable earnings	688,446,491
$935,708,459
Net Assets:
Series I	$566,809,926
Series II	$368,898,533
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,359,556
Series II	4,665,565
Series I:
Net asset value per share	$89.13
Series II:
Net asset value per share	$79.07

*	At June 30, 2026, securities with an aggregate value of $48,207,676 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $55,159)	$2,157,538
Dividends from affiliated money market funds (includes net securities lending income of $24,933)	168,082
Total investment income	2,325,620
Expenses:
Advisory fees	2,884,424
Administrative services fees	713,650
Custodian fees	3,337
Distribution fees - Series II	417,778
Transfer agent fees	23,019
Trustees’ and officers’ fees and benefits	14,241
Reports to shareholders	4,415
Professional services fees	22,916
Other	3,859
Total expenses	4,087,639
Less: Fees waived and/or expenses reimbursed	(4,538)
Net expenses	4,083,101
Net investment income (loss)	(1,757,481)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	80,220,958
Affiliated investment securities	(6,051)
Foreign currencies	(6,806)
80,208,101
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,259,945
Affiliated investment securities	729
Foreign currencies	(1,911)
8,258,763
Net realized and unrealized gain	88,466,864
Net increase in net assets resulting from operations	$86,709,383
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. American Franchise Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(1,757,481)	$(4,119,626)
Net realized gain	80,208,101	125,597,554
Change in net unrealized appreciation (depreciation)	8,258,763	(23,691,403)
Net increase in net assets resulting from operations	86,709,383	97,786,525
Distributions to shareholders from distributable earnings:
Series I	—	(52,256,644)
Series II	—	(33,108,669)
Total distributions from distributable earnings	—	(85,365,313)
Share transactions–net:
Series I	(37,226,970)	(32,988,157)
Series II	(96,423)	17,622,589
Net increase (decrease) in net assets resulting from share transactions	(37,323,393)	(15,365,568)
Net increase (decrease) in net assets	49,385,990	(2,944,356)
Net assets:
Beginning of period	886,322,469	889,266,825
End of period	$935,708,459	$886,322,469
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. American Franchise Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$81.00	$(0.12)	$8.25	$8.13	$—	$89.13	10.04%	$566,810	0.85%(d)	0.85%(d)	(0.31)%(d)	46%
Year ended 12/31/25	79.53	(0.31)	9.76	9.45	(7.98)	81.00	11.67	551,783	0.85	0.85	(0.38)	56
Year ended 12/31/24	58.96	(0.19)	20.76	20.57	—	79.53	34.89	576,093	0.86	0.86	(0.27)	52
Year ended 12/31/23	42.84	(0.05)	17.35	17.30	(1.18)	58.96	40.93	478,288	0.86	0.86	(0.09)	63
Year ended 12/31/22	88.63	(0.03)	(27.15)	(27.18)	(18.61)	42.84	(31.11)	371,020	0.86	0.86	(0.05)	108
Year ended 12/31/21	89.10	(0.39)	11.37	10.98	(11.45)	88.63	11.92	591,907	0.86	0.86	(0.41)	68
Series II
Six months ended 06/30/26	71.95	(0.20)	7.32	7.12	—	79.07	9.90	368,899	1.10 (d)	1.10 (d)	(0.56)(d)	46
Year ended 12/31/25	71.60	(0.46)	8.79	8.33	(7.98)	71.95	11.39	334,540	1.10	1.10	(0.63)	56
Year ended 12/31/24	53.21	(0.33)	18.72	18.39	—	71.60	34.56	313,174	1.11	1.11	(0.52)	52
Year ended 12/31/23	38.85	(0.16)	15.70	15.54	(1.18)	53.21	40.60	247,067	1.11	1.11	(0.34)	63
Year ended 12/31/22	83.04	(0.18)	(25.40)	(25.58)	(18.61)	38.85	(31.30)	187,267	1.11	1.11	(0.30)	108
Year ended 12/31/21	84.31	(0.59)	10.77	10.18	(11.45)	83.04	11.65	254,909	1.11	1.11	(0.66)	68

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. American Franchise Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. American Franchise Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
7
Invesco V.I. American Franchise Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. American Franchise Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $2,282 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.67%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 2.00% and 2.25%,
9
Invesco V.I. American Franchise Fund

respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $4,538.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $64,773 for accounting and fund administrative services and was reimbursed $648,877 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $14,624 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$925,275,007	$8,039,252	$—	$933,314,259
Money Market Funds	4,221,250	48,392,302	—	52,613,552
Total Investments	$929,496,257	$56,431,554	$—	$985,927,811
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
10
Invesco V.I. American Franchise Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $396,762,477 and $431,265,415, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$491,533,454
Aggregate unrealized (depreciation) of investments	(2,304,677)
Net unrealized appreciation of investments	$489,228,777
Cost of investments for tax purposes is $496,699,034.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	87,007	$6,977,555	227,698	$18,176,225
Series II	237,739	16,115,659	513,210	35,348,948
Issued as reinvestment of dividends:
Series I	-	-	630,814	52,256,644
Series II	-	-	449,724	33,108,669
Reacquired:
Series I	(539,771)	(44,204,525)	(1,289,720)	(103,421,026)
Series II	(222,088)	(16,212,082)	(686,970)	(50,835,028)
Net increase (decrease) in share activity	(437,113)	$(37,323,393)	(155,244)	$(15,365,568)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 11% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
11
Invesco V.I. American Franchise Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Franchise Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups provided by
Broadridge and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one year period, the third quintile for the three year period, and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year and
12
Invesco V.I. American Franchise Fund

five year periods and reasonably comparable to  the performance of the Index for the three year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board considered that stock selection in certain sectors detracted from Fund performance. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses.  The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco
Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
13
Invesco V.I. American Franchise Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. American Franchise Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. American Franchise Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. American Value Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIAMVA-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.51%
Agricultural & Farm Machinery–0.94%
AGCO Corp.	37,338	$4,469,359
Application Software–0.26%
AppLovin Corp., Class A(b)	2,362	1,216,973
Broadline Retail–1.01%
Coupang, Inc. (South Korea)(b)	277,542	4,820,905
Cargo Ground Transportation–1.03%
Saia, Inc.(b)	11,648	4,905,672
Communications Equipment–3.47%
Applied Optoelectronics, Inc.(b)	54,845	8,125,835
Lumentum Holdings, Inc.(b)	9,754	8,369,517
		16,495,352
Construction & Engineering–0.46%
AECOM	31,555	2,202,539
Construction Machinery & Heavy Transportation Equipment– 1.14%
Oshkosh Corp.(c)	35,255	5,410,937
Construction Materials–1.29%
James Hardie Industries PLC(b)	234,489	6,138,922
Distillers & Vintners–0.55%
Constellation Brands, Inc., Class A	18,663	2,595,837
Diversified Banks–2.56%
Fifth Third Bancorp(c)	91,517	5,158,813
U.S. Bancorp	115,917	7,001,387
		12,160,200
Diversified Chemicals–0.27%
Huntsman Corp.	119,244	1,266,371
Diversified Metals & Mining–0.85%
Teck Resources Ltd., Class B (Canada)	68,379	4,065,815
Electric Utilities–1.95%
NRG Energy, Inc.	63,487	9,272,911
Electrical Components & Equipment–3.64%
Generac Holdings, Inc.(b)	11,914	3,488,539
Regal Rexnord Corp.(c)	14,937	3,557,844
Vertiv Holdings Co., Class A	30,699	10,278,639
		17,325,022
Electronic Components–4.60%
Coherent Corp.(b)	55,476	21,883,618
Electronic Equipment & Instruments–0.83%
Zebra Technologies Corp., Class A(b)	14,977	3,942,845
Fertilizers & Agricultural Chemicals–0.25%
Mosaic Co. (The)	55,872	1,183,928
Food Distributors–0.90%
Performance Food Group Co.(b)	38,224	4,273,061
Shares		Value
Gold–2.48%
Coeur Mining, Inc.	218,363	$3,563,684
Newmont Corp.	50,919	4,755,835
Royal Gold, Inc.	17,417	3,476,607
		11,796,126
Health Care Equipment–7.52%
Becton, Dickinson and Co.	59,424	8,992,634
Boston Scientific Corp.(b)	100,506	4,289,596
Globus Medical, Inc., Class A(b)	84,978	6,714,112
Medtronic PLC	113,386	8,870,187
STERIS PLC	11,466	2,414,396
Zimmer Biomet Holdings, Inc.	52,559	4,524,804
		35,805,729
Hotels, Resorts & Cruise Lines–2.02%
Airbnb, Inc., Class A(b)	60,162	8,609,182
Expedia Group, Inc.	3,942	1,008,679
		9,617,861
Independent Power Producers & Energy Traders–1.47%
Vistra Corp.	44,219	7,014,460
Industrial Machinery & Supplies & Components–1.14%
Middleby Corp. (The)(b)	31,443	5,408,510
Insurance Brokers–0.58%
Willis Towers Watson PLC	10,575	2,763,988
Integrated Oil & Gas–1.50%
Cenovus Energy, Inc. (Canada)(c)	288,634	7,161,010
Life & Health Insurance–2.04%
Globe Life, Inc.	54,377	9,716,082
Life Sciences Tools & Services–4.87%
Avantor, Inc.(b)	143,500	1,420,650
Charles River Laboratories International, Inc.(b)	25,212	5,717,830
ICON PLC(b)	41,140	7,146,429
Waters Corp.(b)	23,716	8,894,449
		23,179,358
Managed Health Care–3.31%
Centene Corp.(b)	117,152	7,519,987
Elevance Health, Inc.	21,344	8,254,365
		15,774,352
Metal, Glass & Plastic Containers–1.17%
Crown Holdings, Inc.	49,806	5,569,307
Oil & Gas Exploration & Production–10.26%
Antero Resources Corp.(b)	165,535	5,816,900
APA Corp.	146,291	4,764,698
ARC Resources Ltd. (Canada)	247,701	5,204,646
Devon Energy Corp.	128,788	5,321,520
Diamondback Energy, Inc.	29,654	5,212,580
EQT Corp.	83,922	4,462,133
Expand Energy Corp.	69,282	6,317,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. American Value Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Ovintiv, Inc.	128,282	$6,754,047
Range Resources Corp.	84,085	3,127,121
Viper Energy, Inc., Class A	43,235	1,833,164
		48,814,635
Oil & Gas Refining & Marketing–1.58%
Phillips 66	44,466	7,516,977
Regional Banks–7.29%
Citizens Financial Group, Inc.	65,329	4,577,603
Huntington Bancshares, Inc.	410,876	7,284,832
M&T Bank Corp.	15,677	3,731,283
Pinnacle Financial Partners, Inc.	76,979	7,765,642
Webster Financial Corp.	58,377	4,461,170
Western Alliance Bancorporation	83,827	6,890,579
		34,711,109
Research & Consulting Services–2.42%
Amentum Holdings, Inc.(b)	164,236	3,394,758
Jacobs Solutions, Inc.	30,532	3,847,032
KBR, Inc.	124,192	4,288,350
		11,530,140
Semiconductor Materials & Equipment–8.15%
Entegris, Inc.	79,351	14,272,071
MKS, Inc.	45,227	20,116,969
Qnity Electronics, Inc.	27,073	4,421,292
		38,810,332
Semiconductors–9.95%
Marvell Technology, Inc.	46,745	13,924,868
Microchip Technology, Inc.	63,121	5,756,635
Rambus, Inc.(b)	110,240	14,633,258
STMicroelectronics N.V., New York Shares (France)	174,423	13,062,538
		47,377,299
Specialty Chemicals–0.96%
International Flavors & Fragrances, Inc.(c)	57,894	4,586,363
Shares		Value
Technology Distributors–1.57%
CDW Corp.	53,155	$7,475,719
Trading Companies & Distributors–0.60%
WESCO International, Inc.	8,303	2,868,105
Transaction & Payment Processing Services–0.63%
Fidelity National Information Services, Inc.	36,518	1,419,820
Fiserv, Inc.(b)	32,468	1,592,555
		3,012,375
Total Common Stocks & Other Equity Interests (Cost $331,911,696)		464,140,104
Money Market Funds–2.66%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	4,408,092	4,408,092
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	8,229,882	8,229,882
Total Money Market Funds (Cost $12,637,974)		12,637,974
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $344,549,670)		476,778,078
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.97%
Invesco Private Government Fund, 3.62%(d)(e)(f)	3,942,558	3,942,558
Invesco Private Prime Fund, 3.77%(d)(e)(f)	10,216,021	10,217,043
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $14,158,825)		14,159,601
TOTAL INVESTMENTS IN SECURITIES–103.14% (Cost $358,708,495)		490,937,679
OTHER ASSETS LESS LIABILITIES—(3.14)%		(14,966,834)
NET ASSETS–100.00%		$475,970,845
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,017,082	$46,717,100	$(46,326,090)	$-	$-	$4,408,092	$85,721
Invesco Treasury Portfolio, Institutional Class	7,503,719	86,760,329	(86,034,166)	-	-	8,229,882	158,839
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,319,819	98,500,067	(101,877,328)	-	-	3,942,558	99,110*
Invesco Private Prime Fund	19,014,979	178,335,314	(187,129,023)	776	(5,003)	10,217,043	269,155*
Total	$37,855,599	$410,312,810	$(421,366,607)	$776	$(5,003)	$26,797,575	$612,825

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. American Value Fund

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. American Value Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $331,911,696)*	$464,140,104
Investments in affiliated money market funds, at value (Cost $26,796,799)	26,797,575
Cash	45,100
Receivable for:
Fund shares sold	137,780
Dividends	420,629
Investment for trustee deferred compensation and retirement plans	128,037
Other assets	125
Total assets	491,669,350
Liabilities:
Payable for:
Fund shares reacquired	986,601
Collateral upon return of securities loaned	14,158,825
Accrued fees to affiliates	392,238
Accrued trustees’ and officers’ fees and benefits	119
Accrued other operating expenses	28,998
Trustee deferred compensation and retirement plans	131,724
Total liabilities	15,698,505
Net assets applicable to shares outstanding	$475,970,845
Net assets consist of:
Shares of beneficial interest	$233,735,975
Distributable earnings	242,234,870
$475,970,845
Net Assets:
Series I	$230,441,182
Series II	$245,529,663
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,189,989
Series II	11,113,507
Series I:
Net asset value per share	$22.61
Series II:
Net asset value per share	$22.09

*	At June 30, 2026, securities with an aggregate value of $14,239,196 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $37,874)	$2,550,590
Dividends from affiliated money market funds (includes net securities lending income of $19,455)	264,015
Total investment income	2,814,605
Expenses:
Advisory fees	1,482,224
Administrative services fees	356,420
Custodian fees	1,528
Distribution fees - Series II	280,069
Transfer agent fees	9,970
Trustees’ and officers’ fees and benefits	12,163
Reports to shareholders	4,440
Professional services fees	20,157
Other	2,446
Total expenses	2,169,417
Less: Fees waived and/or expenses reimbursed	(7,786)
Net expenses	2,161,631
Net investment income	652,974
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	55,381,572
Affiliated investment securities	(5,003)
Foreign currencies	(1,380)
Forward foreign currency contracts	(8,091)
55,367,098
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	38,915,423
Affiliated investment securities	776
Foreign currencies	(1,179)
Forward foreign currency contracts	49,013
38,964,033
Net realized and unrealized gain	94,331,131
Net increase in net assets resulting from operations	$94,984,105
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. American Value Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$652,974	$1,617,392
Net realized gain	55,367,098	58,162,284
Change in net unrealized appreciation	38,964,033	8,860,720
Net increase in net assets resulting from operations	94,984,105	68,640,396
Distributions to shareholders from distributable earnings:
Series I	—	(27,339,921)
Series II	—	(30,144,677)
Total distributions from distributable earnings	—	(57,484,598)
Share transactions–net:
Series I	(172,635)	6,388,768
Series II	(8,200,121)	5,541,262
Net increase (decrease) in net assets resulting from share transactions	(8,372,756)	11,930,030
Net increase in net assets	86,611,349	23,085,828
Net assets:
Beginning of period	389,359,496	366,273,668
End of period	$475,970,845	$389,359,496
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. American Value Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$18.15	$0.04	$4.42	$4.46	$—	$—	$—	$22.61	24.57%	$230,441	0.87%(d)	0.87%(d)	0.43%(d)	56%
Year ended 12/31/25	17.66	0.10	3.43	3.53	(0.09)	(2.95)	(3.04)	18.15	21.00	184,742	0.88	0.88	0.58	65
Year ended 12/31/24	13.98	0.08	4.15	4.23	(0.17)	(0.38)	(0.55)	17.66	30.41	172,345	0.90	0.90	0.47	39
Year ended 12/31/23	15.70	0.16	1.70	1.86	(0.11)	(3.47)	(3.58)	13.98	15.60	150,857	0.89	0.89	1.05	60
Year ended 12/31/22	20.13	0.18	(0.89)	(0.71)	(0.15)	(3.57)	(3.72)	15.70	(2.61)	147,248	0.89	0.89	0.97	139
Year ended 12/31/21	15.80	0.13	4.28	4.41	(0.08)	—	(0.08)	20.13	27.95	160,576	0.89	0.89	0.69	82
Series II
Six months ended 06/30/26	17.76	0.02	4.31	4.33	—	—	—	22.09	24.38	245,530	1.12 (d)	1.12 (d)	0.18 (d)	56
Year ended 12/31/25	17.33	0.06	3.36	3.42	(0.04)	(2.95)	(2.99)	17.76	20.76	204,618	1.13	1.13	0.33	65
Year ended 12/31/24	13.73	0.04	4.07	4.11	(0.13)	(0.38)	(0.51)	17.33	30.09	193,928	1.15	1.15	0.22	39
Year ended 12/31/23	15.48	0.12	1.66	1.78	(0.06)	(3.47)	(3.53)	13.73	15.29	182,645	1.14	1.14	0.80	60
Year ended 12/31/22	19.89	0.13	(0.88)	(0.75)	(0.09)	(3.57)	(3.66)	15.48	(2.86)	182,381	1.14	1.14	0.72	139
Year ended 12/31/21	15.62	0.08	4.23	4.31	(0.04)	—	(0.04)	19.89	27.62	214,210	1.14	1.14	0.44	82

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $61,601,599 in connection with the acquisition of Invesco V.I. Value Opportunities Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. American Value Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. American Value Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco V.I. American Value Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. American Value Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $1,231 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.620%
Next $2.5 billion	0.595%
Next $2.5 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.68%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at
10
Invesco V.I. American Value Fund

any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $7,786.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $31,666 for accounting and fund administrative services and was reimbursed $324,754 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $25,501 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$464,140,104	$—	$—	$464,140,104
Money Market Funds	12,637,974	14,159,601	—	26,797,575
Total Investments	$476,778,078	$14,159,601	$—	$490,937,679
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
11
Invesco V.I. American Value Fund

Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(8,091)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	49,013
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$3,491,366

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $236,564,232 and $244,805,964, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$144,792,965
Aggregate unrealized (depreciation) of investments	(15,773,292)
Net unrealized appreciation of investments	$129,019,673
Cost of investments for tax purposes is $361,918,006.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	1,301,615	$26,338,402	727,481	$13,131,429
Series II	1,054,543	21,083,514	1,718,422	29,589,951
Issued as reinvestment of dividends:
Series I	-	-	1,594,164	27,339,921
Series II	-	-	1,795,395	30,144,677
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Invesco V.I. American Value Fund

Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(1,288,108)	$(26,511,037)	(1,903,980)	$(34,082,582)
Series II	(1,464,251)	(29,283,635)	(3,179,447)	(54,193,366)
Net increase (decrease) in share activity	(396,201)	$(8,372,756)	752,035	$11,930,030

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. American Value Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. American Value Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different
14
Invesco V.I. American Value Fund

performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco
Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’
or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. American Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. American Value Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Balanced-Risk Allocation Fund

2	Consolidated Schedule of Investments
12	Consolidated Financial Statements
14	Consolidated Financial Highlights
15	Notes to Consolidated Financial Statements
23	Approval of Investment Advisory and Sub-Advisory Contracts
26	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIIBRA-NCSRS

Consolidated Schedule of Investments
June 30, 2026
(Unaudited)
			Shares	Value
Exchange-Traded Funds–7.18%
iShares Core MSCI Emerging Markets ETF (Cost $28,276,967)			383,000	$31,727,720
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Treasury Securities–2.03%
U.S. Treasury Floating Rate Notes–2.03%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.18%) (Cost $8,950,000)(a)	3.96%	07/31/2026	$8,950	8,950,439
			Shares
Money Market Funds–83.62%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(b)(c)			103,093,558	103,093,558
Invesco Government Money Market Fund, Cash Reserve Shares, 3.50%(b)(c)			57,812,558	57,812,558
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 3.84%(b)(c)			43,131,906	43,131,906
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 3.55%(b)(c)			61,554,375	61,554,375
Invesco Treasury Obligations Portfolio, Institutional Class, 3.55%(b)(c)			55,447,058	55,447,058
Invesco Treasury Portfolio, Institutional Class, 3.56%(b)(c)			39,015,855	39,015,855
Invesco V.I. Government Money Market Fund, Series I, 3.40%(b)(c)			9,240,310	9,240,310
Total Money Market Funds (Cost $369,295,620)				369,295,620

Options Purchased–0.51%
(Cost $5,171,913)(d)				2,256,199
TOTAL INVESTMENTS IN SECURITIES–93.34% (Cost $411,694,500)				412,229,978
OTHER ASSETS LESS LIABILITIES–6.66%				29,398,255
NET ASSETS–100.00%				$441,628,233
Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$93,958,187	$138,909,926	$(129,774,555)	$-	$-	$103,093,558	$1,756,394
Invesco Government Money Market Fund, Cash Reserve Shares	68,795,682	22,187,941	(33,171,065)	-	-	57,812,558	998,350
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	34,195,706	130,310,131	(121,373,931)	-	-	43,131,906	646,399
Invesco Premier U.S. Government Money Portfolio, Institutional Class	65,514,454	28,319,559	(32,279,638)	-	-	61,554,375	994,060
Invesco Treasury Obligations Portfolio, Institutional Class	51,505,418	26,577,599	(22,635,959)	-	-	55,447,058	1,081,489
Invesco Treasury Portfolio, Institutional Class	25,834,488	143,620,942	(130,439,575)	-	-	39,015,855	797,987
Invesco V.I. Government Money Market Fund, Series I	9,240,310	-	-	-	-	9,240,310	155,184
Total	$349,044,245	$489,926,098	$(469,674,723)	$-	$-	$369,295,620	$6,429,863

(c)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(d)	The table below details options purchased.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Balanced-Risk Allocation Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
EURO STOXX 50 Index	Put	07/17/2026	27	EUR	5,100.00	EUR	1,377,000	$247
EURO STOXX 50 Index	Put	08/21/2026	27	EUR	5,000.00	EUR	1,350,000	1,666
EURO STOXX 50 Index	Put	09/18/2026	27	EUR	5,200.00	EUR	1,404,000	4,967
EURO STOXX 50 Index	Put	10/16/2026	27	EUR	5,500.00	EUR	1,485,000	12,895
EURO STOXX 50 Index	Put	11/20/2026	27	EUR	5,500.00	EUR	1,485,000	18,788
EURO STOXX 50 Index	Put	12/18/2026	28	EUR	5,500.00	EUR	1,540,000	24,315
EURO STOXX 50 Index	Put	01/15/2027	28	EUR	5,700.00	EUR	1,596,000	36,632
EURO STOXX 50 Index	Put	04/16/2027	26	EUR	5,600.00	EUR	1,456,000	44,056
EURO STOXX 50 Index	Put	02/19/2027	28	EUR	5,800.00	EUR	1,624,000	48,661
EURO STOXX 50 Index	Put	03/19/2027	28	EUR	5,800.00	EUR	1,624,000	53,844
EURO STOXX 50 Index	Put	05/21/2027	27	EUR	5,700.00	EUR	1,539,000	61,053
EURO STOXX 50 Index	Put	06/18/2027	27	EUR	5,900.00	EUR	1,593,000	81,105
FTSE 100 Index	Put	07/17/2026	18	GBP	8,700.00	GBP	1,566,000	358
FTSE 100 Index	Put	08/21/2026	19	GBP	8,950.00	GBP	1,700,500	2,772
FTSE 100 Index	Put	09/18/2026	20	GBP	9,000.00	GBP	1,800,000	6,102
FTSE 100 Index	Put	10/16/2026	20	GBP	9,375.00	GBP	1,875,000	12,336
FTSE 100 Index	Put	11/20/2026	20	GBP	9,625.00	GBP	1,925,000	24,009
FTSE 100 Index	Put	12/18/2026	20	GBP	9,600.00	GBP	1,920,000	30,508
FTSE 100 Index	Put	01/15/2027	20	GBP	9,850.00	GBP	1,970,000	40,987
FTSE 100 Index	Put	02/19/2027	20	GBP	10,175.00	GBP	2,035,000	69,639
FTSE 100 Index	Put	04/16/2027	19	GBP	10,275.00	GBP	1,952,250	86,445
FTSE 100 Index	Put	05/21/2027	19	GBP	10,300.00	GBP	1,957,000	100,054
FTSE 100 Index	Put	06/18/2027	20	GBP	10,275.00	GBP	2,055,000	109,963
FTSE 100 Index	Put	03/19/2027	20	GBP	10,600.00	GBP	2,120,000	117,391
MSCI Emerging Markets Index	Put	07/17/2026	10	USD	1,220.00	USD	1,220,000	1,150
MSCI Emerging Markets Index	Put	08/21/2026	10	USD	1,210.00	USD	1,210,000	4,150
MSCI Emerging Markets Index	Put	09/18/2026	10	USD	1,250.00	USD	1,250,000	8,000
MSCI Emerging Markets Index	Put	10/16/2026	10	USD	1,350.00	USD	1,350,000	21,000
MSCI Emerging Markets Index	Put	11/20/2026	10	USD	1,375.00	USD	1,375,000	32,000
MSCI Emerging Markets Index	Put	12/18/2026	10	USD	1,360.00	USD	1,360,000	36,000
MSCI Emerging Markets Index	Put	01/15/2027	9	USD	1,440.00	USD	1,296,000	50,400
MSCI Emerging Markets Index	Put	02/19/2027	9	USD	1,500.00	USD	1,350,000	68,400
MSCI Emerging Markets Index	Put	04/16/2027	9	USD	1,460.00	USD	1,314,000	71,100
MSCI Emerging Markets Index	Put	03/19/2027	9	USD	1,560.00	USD	1,404,000	89,100
MSCI Emerging Markets Index	Put	05/21/2027	9	USD	1,620.00	USD	1,458,000	119,700
MSCI Emerging Markets Index	Put	06/17/2027	10	USD	1,790.00	USD	1,790,000	210,000
Nikkei 225 Index	Put	09/11/2026	5	JPY	39,250.00	JPY	196,250,000	3,844
Nikkei 225 Index	Put	09/11/2026	6	JPY	38,500.00	JPY	231,000,000	4,207
Nikkei 225 Index	Put	09/11/2026	5	JPY	40,750.00	JPY	203,750,000	4,305
Nikkei 225 Index	Put	12/11/2026	5	JPY	43,000.00	JPY	215,000,000	20,603
Nikkei 225 Index	Put	12/11/2026	5	JPY	47,500.00	JPY	237,500,000	26,446
Nikkei 225 Index	Put	03/12/2027	4	JPY	50,250.00	JPY	201,000,000	36,532
Nikkei 225 Index	Put	03/12/2027	4	JPY	51,250.00	JPY	205,000,000	39,731
Nikkei 225 Index	Put	12/11/2026	6	JPY	50,500.00	JPY	303,000,000	40,776
Nikkei 225 Index	Put	06/11/2027	4	JPY	52,250.00	JPY	209,000,000	58,058
Nikkei 225 Index	Put	03/12/2027	4	JPY	56,250.00	JPY	225,000,000	60,149
Nikkei 225 Index	Put	06/11/2027	4	JPY	57,750.00	JPY	231,000,000	86,473
Nikkei 225 Index	Put	06/11/2027	5	JPY	64,750.00	JPY	323,750,000	175,282
Total Index Options Purchased								$2,256,199

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Gasoline Reformulated Blendstock Oxygenate Blending	113	July-2026	$13,739,195	$(745,678)	$(745,678)
Gold 100 Oz.	49	August-2026	19,788,650	(2,520,726)	(2,520,726)
Low Sulphur Gas Oil	43	December-2026	3,460,425	(518,023)	(518,023)
Silver	30	September-2026	8,988,300	(1,686,974)	(1,686,974)
Subtotal				(5,471,401)	(5,471,401)
Equity Risk
E-Mini Russell 2000 Index	209	September-2026	31,826,520	1,080,315	1,080,315
E-Mini S&P 500 Index	31	September-2026	11,699,787	138,683	138,683
EURO STOXX 50 Index	123	September-2026	8,932,709	118,834	118,834
FTSE 100 Index	75	September-2026	10,487,079	32,138	32,138
MSCI Emerging Markets Index	20	September-2026	1,757,300	(31,577)	(31,577)
Nikkei 225 Index	29	September-2026	12,518,897	934,327	934,327
Subtotal				2,272,720	2,272,720
Interest Rate Risk
Australia 10 Year Bonds	1,113	September-2026	84,623,789	1,077,972	1,077,972
Canada 10 Year Bonds	1,122	September-2026	95,812,036	910,991	910,991
Euro-Bund	494	September-2026	71,876,343	899,810	899,810
Japan 10 year Bonds	149	September-2026	117,086,811	238,061	238,061
Long Gilt	620	September-2026	73,366,212	1,084,507	1,084,507
U.S. Treasury 10 Year Notes	845	September-2026	92,857,578	841,956	841,956
Subtotal				5,053,297	5,053,297
Total Futures Contracts				$1,854,616	$1,854,616

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Soybeans Seasonal Index Excess Return	0.19%	Monthly	9,400	February—2027	USD	2,969,151	$—	$23,550	$23,550
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index	0.28	Monthly	22,800	February—2027	USD	2,920,493	—	16,826	16,826
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index	0.15	Monthly	22,800	December—2026	USD	2,964,319	—	21,156	21,156
Canadian Imperial Bank of Commerce	Receive	CIBZ Enhanced Sugar 2 Excess Return Index	0.21	Monthly	54,700	December—2026	USD	5,570,457	—	201,433	201,433
Citibank, N.A.	Receive	Citi Commodities Benchmark (Regular Roll) Mono Index Coffee	0.12	Monthly	318,000	November—2026	USD	4,605,912	—	415,944	415,944
Goldman Sachs International	Receive	Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return	0.14	Monthly	7,100	November—2026	USD	2,764,399	—	21,034	21,034
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	14,070	January—2027	USD	9,564,189	—	41,778	41,778
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Front Month Heating Oil Excess Return Index	0.11%	Monthly	13,850	October—2026	USD	7,128,310	$—	$401,547	$401,547
Merrill Lynch International	Receive	MLCISCE Excess Return Index	0.12	Monthly	48,500	May—2027	USD	1,821,165	—	0	0
Merrill Lynch International	Receive	MLCX Aluminum Annual Excess Return Index	0.28	Monthly	27,600	November—2026	USD	3,809,772	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	49,000	October—2026	USD	2,505,502	—	0	0
Merrill Lynch International	Receive	MLCX6CTE Excess Return Index	0.18	Monthly	35,000	January—2027	USD	2,756,891	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SB01 Excess Return Custom Index	0.18	Monthly	28,300	November—2026	USD	3,624,576	—	0	0
Royal Bank of Canada	Receive	RBC Commodity SO01 Excess Return Custom Index	0.18	Monthly	27,000	February—2027	USD	2,956,967	—	0	0
Subtotal — Appreciation									—	1,143,268	1,143,268
Commodity Risk
Barclays Bank PLC	Receive	Barclays Brent Crude Roll Yield Index	0.17	Monthly	8,550	October—2026	USD	6,477,309	—	(654,586)	(654,586)
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.19	Monthly	1,670	January—2027	USD	1,431,328	—	(11,709)	(11,709)
Barclays Bank PLC	Receive	Barclays Soybean Oil Seasonal Index	0.19	Monthly	27,900	November—2026	USD	4,159,547	—	(237,655)	(237,655)
Barclays Bank PLC	Receive	Barclays Wheat Seasonal Index	0.17	Monthly	152,000	May—2027	USD	1,875,802	—	(37,255)	(37,255)
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CL Index	0.25	Monthly	12,750	October—2026	USD	8,801,679	—	(1,571,421)	(1,571,421)
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	9,900	October—2026	USD	7,639,868	—	(1,293,286)	(1,293,286)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index	0.26	Monthly	21,800	February—2027	USD	3,757,263	—	(256,590)	(256,590)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index	0.14	Monthly	21,000	February—2027	USD	3,479,706	—	(15,998)	(15,998)
Canadian Imperial Bank of Commerce	Receive	CIBC Seasonally Enhanced Lean Hog Commodity Index	0.20	Monthly	14,000	January—2027	USD	686,832	—	(6,240)	(6,240)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)	0.14	Monthly	3,000	October—2026	USD	2,927,211	—	(228,975)	(228,975)
Citibank, N.A.	Receive	Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index	0.30	Monthly	9,400	May—2027	USD	14,351,130	—	(469,812)	(469,812)
Goldman Sachs International	Receive	Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index	0.14	Monthly	14,950	October—2026	USD	6,000,076	—	(575,488)	(575,488)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity(b)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Receive	S&P GSCI Corn Excess Return Index	0.18%	Monthly	37,000	May—2027	USD	815,410	$—	$(18,228)	$(18,228)
Goldman Sachs International	Receive	S&P GSCI Soybean Oil Excess Return Index	0.25	Monthly	22,700	February—2027	USD	4,197,051	—	(318,145)	(318,145)
Goldman Sachs International	Receive	S&P GSCI Wheat Excess Return A48 Strategy	0.20	Monthly	75,000	February—2027	USD	681,290	—	(9,148)	(9,148)
Macquarie Bank Ltd.	Receive	Macquarie Aluminum Dynamic Selection Index	0.30	Monthly	92,700	October—2026	USD	5,981,977	—	(131,032)	(131,032)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Soymeal type A Excess Return	0.17	Monthly	17,000	February—2027	USD	4,985,551	—	(31,057)	(31,057)
Morgan Stanley and Co. International PLC	Receive	S&P GSCI Aluminum Dynamic Index Excess Return	0.30	Monthly	56,000	April—2027	USD	6,321,129	—	(515,049)	(515,049)
Royal Bank of Canada	Receive	RBC Commodity CT01 Excess Return Custom Index	0.28		8,000	June—2027	USD	895,866	—	(1,978)	(1,978)
Subtotal									—	(6,383,652)	(6,383,652)
Equity Risk
Barclays Bank PLC	Receive	Barclays IVPR Index	0.30	Monthly	2,800	February—2027	USD	2,629,994	—	(42,850)	(42,850)
BNP Paribas S.A.	Receive	BNP Paribas US Hedge -40D 1Y Index	0.15	Monthly	5,400	February—2027	USD	5,209,645	—	(47,513)	(47,513)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	400	February—2027	USD	368,196	—	(3,304)	(3,304)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	500	February—2027	USD	460,245	—	(4,130)	(4,130)
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Bespoke Rolling Put (JPRPIVUB) Index	0.15	Monthly	4,800	February—2027	USD	4,418,352	—	(39,648)	(39,648)
Royal Bank of Canada	Receive	RBICPOS1	0.20	Monthly	5,200	February—2027	USD	5,221,859	—	(50,270)	(50,270)
UBS AG	Receive	UBCSLPDR	0.15	Monthly	5,300	February—2027	USD	5,211,384	—	(47,683)	(47,683)
Subtotal									—	(235,398)	(235,398)
Subtotal — Depreciation									—	(6,619,050)	(6,619,050)
Total — Total Return Swap Agreements									$—	$(5,475,782)	$(5,475,782)

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b) The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
BNP Paribas S.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.640%	Monthly	180	July—2026	EUR	786,168	$—	$4,555	$4,555
BNP Paribas S.A.	Receive	MSCI EMU Quality Index	ESTRON - 0.365%	Monthly	1,560	July—2026	EUR	7,817,238	—	18,056	18,056
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.500%	Monthly	1,035	August—2026	GBP	7,405,001	—	92,991	92,991
Citibank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.560%	Monthly	80	August—2026	GBP	562,802	—	19,875	19,875
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.500%	Monthly	482	July—2026	GBP	5,409,105	—	41,860	41,860
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.550%	Monthly	40	July—2026	GBP	446,922	—	6,082	6,082
Citibank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.979%	Monthly	413	September—2026	GBP	4,643,908	—	23,750	23,750
Citibank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON - 0.120%	Monthly	100	July—2026	EUR	430,021	—	10,231	10,231
Citibank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON - 0.265%	Monthly	840	July—2026	EUR	8,542,870	—	141,122	141,122
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.210%	Monthly	50,627	July—2026	JPY	238,182,315	—	23,577	23,577
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.270%	Monthly	199,178	August—2026	JPY	937,062,777	—	92,757	92,757
Citibank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.280%	Monthly	202,195	August—2026	JPY	951,256,706	—	94,162	94,162
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.340%	Monthly	248,989	August—2026	JPY	1,366,115,496	—	402,299	402,299
Citibank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.360%	Monthly	148,011	August—2026	JPY	812,084,553	—	239,146	239,146
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Price Momentum Total Return Index	SOFR + 0.990%	Monthly	865	September—2026	USD	14,201,293	—	613,769	613,769
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Large Cap Broad Quality Total Return Index	SOFR + 1.100%	Monthly	775	September—2026	USD	14,232,922	—	298,027	298,027
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Balanced-Risk Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Low Volatility Net Total Return Index	SONIA + 0.750%	Monthly	745	September—2026	GBP	5,315,359	$—	$86,581	$86,581
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.440%	Monthly	55	July—2026	GBP	617,222	—	4,777	4,777
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Minimum Volatility Index	ESTRON + 0.590%	Monthly	2,170	September—2026	EUR	9,491,558	—	39,076	39,076
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.300%	Monthly	30,000	July—2026	JPY	141,139,500	—	13,971	13,971
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Quality Index	TONAR + 0.550%	Monthly	148,000	September—2026	JPY	845,598,000	—	32,641	32,641
Subtotal — Appreciation									—	2,299,305	2,299,305
Equity Risk
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.455%	Monthly	795	August—2026	GBP	8,878,051	—	(203,102)	(203,102)
Citibank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.985%	Monthly	395	September—2026	GBP	4,350,980	—	(21,157)	(21,157)
Citibank, N.A.	Receive	MSCI EMU Quality Index	ESTRON + 0.680%	Monthly	570	September—2026	EUR	2,871,364	—	(10,616)	(10,616)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco U.S. Low Volatility Total Return Index	SOFR + 0.990%	Monthly	1,610	September—2026	USD	14,044,304	—	(51,101)	(51,101)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Price Momentum Net Total Return Index	SONIA + 0.985%	Monthly	30	September—2026	GBP	330,454	—	(1,607)	(1,607)
J.P. Morgan Chase Bank, N.A.	Receive	Invesco UK Broad Quality Net Total Return Index	SONIA + 0.989%	Monthly	185	September—2026	GBP	2,092,829	—	(6,112)	(6,112)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI EMU Momentum Index	ESTRON + 0.560%	Monthly	230	September—2026	EUR	2,388,851	—	(18,184)	(18,184)
J.P. Morgan Chase Bank, N.A.	Receive	MSCI Japan Minimum Volatility Index	TONAR + 0.530%	Monthly	153,000	September—2026	JPY	733,800,240	—	(14,783)	(14,783)
Subtotal — Depreciation									—	(326,662)	(326,662)
Total — Total Return Swap Agreements									$—	$1,972,643	$1,972,643

(a) The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Soybeans Seasonal Index Excess Return
	Long Futures Contracts
	Soybean	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce Seasonally Enhanced Cotton Commodity Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Live Cattle Commodity Index
	Long Futures Contracts
	Live Cattle	100.00%
CIBZ Enhanced Sugar 2 Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Citi Commodities Benchmark (Regular Roll) Mono Index Coffee
	Long Futures Contracts
	Coffee	100.00%
Enhanced Strategy AB42 on the S&P GSCI Soybeans Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
J.P. Morgan Front Month Heating Oil Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
MLCISCE Excess Return Index
	Long Futures Contracts
	Corn	100.00%
MLCX Aluminum Annual Excess Return Index
	Long Futures Contracts
	Aluminium	100.00%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
MLCX6CTE Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
RBC Commodity SB01 Excess Return Custom Index
	Long Futures Contracts
	Sugar	100.00%
RBC Commodity SO01 Excess Return Custom Index
	Long Futures Contracts
	Soybean	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Barclays Brent Crude Roll Yield Index
	Long Futures Contracts
	Brent Crude	100.00%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybean Oil Seasonal Index
	Long Futures Contracts
	Soybean Oil	100.00%
Barclays Wheat Seasonal Index
	Long Futures Contracts
	Wheat	100.00%
BNP Paribas Commodity Daily Dynamic Curve CL Index
	Long Futures Contracts
	Crude Oil	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
Canadian Imperial Bank of Commerce Seasonally Enhanced Bean Oil Commodity Index
	Long Futures Contracts
	Bean Oil	100.00%
Canadian Imperial Bank of Commerce Soybean Meal 1 Excess Return Commodity Index
	Long Futures Contracts
	Soybean Meal	100.00%
CIBC Seasonally Enhanced Lean Hog Commodity Index
	Long Futures Contracts
	Lean Hog	100.00%
Citi Commodities Curve Beta Enhanced Distributed Mono Index - WTI Crude Oil (Excess Return)
	Long Futures Contracts
	Crude Oil	100.00%
Citi Commodities Curve Beta Enhanced Extended Copper (Daily Rebalancing) Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Goldman Sachs Heating Oil F0 Standard Roll Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
S&P GSCI Corn Excess Return Index
	Long Futures Contracts
	Corn	100.00%
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Balanced-Risk Allocation Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
S&P GSCI Soybean Oil Excess Return Index
	Long Futures Contracts
	Soybean Oil	100.00%
S&P GSCI Wheat Excess Return A48 Strategy
	Long Futures Contracts
	Wheat	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminium	100.00%
Macquarie Single Commodity Soymeal type A Excess Return
	Long Futures Contracts
	Soybean Meal	100.00%
S&P GSCI Aluminum Dynamic Index Excess Return
	Long Futures Contracts
	Aluminum	100.00%
RBC Commodity CT01 Excess Return Custom Index
	Long Futures Contracts
	Cotton	100.00%

Abbreviations:
EMU	—European Economic and Monetary Union
ESTRON	—Euro Short-Term Rate
EUR	—Euro
GBP	—British Pound Sterling
JPY	—Japanese Yen
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $42,398,880)	$42,934,358
Investments in affiliated money market funds, at value (Cost $369,295,620)	369,295,620
Other investments:
Swaps receivable — OTC	68,480
Unrealized appreciation on swap agreements — OTC	3,442,573
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	19,844,291
Cash collateral — OTC Derivatives	6,890,000
Cash	53
Foreign currencies, at value (Cost $6,878,862)	6,881,512
Receivable for:
Fund shares sold	88,846
Dividends	1,077,539
Interest	59,228
Investment for trustee deferred compensation and retirement plans	111,681
Other assets	166
Total assets	450,694,347
Liabilities:
Other investments:
Variation margin payable — futures contracts	73,941
Swaps payable — OTC	1,300,526
Unrealized depreciation on swap agreements—OTC	6,945,712
Payable for:
Fund shares reacquired	101,480
Accrued fees to affiliates	445,095
Accrued trustees’ and officers’ fees and benefits	366
Accrued other operating expenses	84,018
Trustee deferred compensation and retirement plans	114,976
Total liabilities	9,066,114
Net assets applicable to shares outstanding	$441,628,233
Net assets consist of:
Shares of beneficial interest	$439,116,897
Distributable earnings	2,511,336
$441,628,233
Net Assets:
Series I	$32,526,926
Series II	$409,101,307
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	3,214,722
Series II	41,532,981
Series I:
Net asset value per share	$10.12
Series II:
Net asset value per share	$9.85
Consolidated Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$477,675
Dividends (net of foreign withholding taxes of $71,188)	252,183
Dividends from affiliated money market funds	6,429,863
Total investment income	7,159,721
Expenses:
Advisory fees	1,997,364
Administrative services fees	348,742
Custodian fees	26,761
Distribution fees - Series II	493,607
Transfer agent fees	10,028
Trustees’ and officers’ fees and benefits	12,267
Reports to shareholders	4,440
Professional services fees	36,849
Other	4,854
Total expenses	2,934,912
Less: Fees waived and/or expenses reimbursed	(974,461)
Net expenses	1,960,451
Net investment income	5,199,270
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(2,014,294)
Foreign currencies	(275,951)
Futures contracts	13,021,268
Swap agreements	49,791,911
60,522,934
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,977,695
Foreign currencies	63,214
Futures contracts	1,590,651
Swap agreements	(4,753,234)
(121,674)
Net realized and unrealized gain	60,401,260
Net increase in net assets resulting from operations	$65,600,530
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$5,199,270	$12,639,657
Net realized gain	60,522,934	9,792,069
Change in net unrealized appreciation (depreciation)	(121,674)	12,731,028
Net increase in net assets resulting from operations	65,600,530	35,162,754
Distributions to shareholders from distributable earnings:
Series I	—	(3,317,401)
Series II	—	(24,699,139)
Total distributions from distributable earnings	—	(28,016,540)
Share transactions–net:
Series I	1,313,793	(13,792,793)
Series II	(9,864,400)	(31,384,275)
Net increase (decrease) in net assets resulting from share transactions	(8,550,607)	(45,177,068)
Net increase (decrease) in net assets	57,049,923	(38,030,854)
Net assets:
Beginning of period	384,578,310	422,609,164
End of period	$441,628,233	$384,578,310
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Balanced-Risk Allocation Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$8.62	$0.13	$1.37	$1.50	$—	$—	$—	$—	$10.12	17.40%	$32,527	0.69%(d)(e)	1.15%(d)	2.68%(d)	11%
Year ended 12/31/25	8.46	0.28	0.50	0.78	(0.62)	—	—	(0.62)	8.62	9.14	26,512	0.70 (e)	1.16	3.26	19
Year ended 12/31/24	8.68	0.37	(0.03)	0.34	(0.56)	—	—	(0.56)	8.46	3.76	39,559	0.72 (e)	1.14	4.09	10
Year ended 12/31/23	8.14	0.32	0.22	0.54	—	—	—	—	8.68	6.63	34,610	0.73 (e)	1.13	3.90	68
Year ended 12/31/22	10.76	0.06	(1.60)	(1.54)	(0.74)	(0.34)	(0.00)	(1.08)	8.14	(14.35)	41,209	0.73 (e)	1.12	0.59	140
Year ended 12/31/21	10.48	(0.08)	1.08	1.00	(0.36)	(0.36)	—	(0.72)	10.76	9.55	49,456	0.71	1.11	(0.69)	107
Series II
Six months ended 06/30/26	8.40	0.11	1.34	1.45	—	—	—	—	9.85	17.26	409,101	0.94 (d)(e)	1.40 (d)	2.43 (d)	11
Year ended 12/31/25	8.27	0.26	0.46	0.72	(0.59)	—	—	(0.59)	8.40	8.69	358,066	0.95 (e)	1.41	3.01	19
Year ended 12/31/24	8.48	0.34	(0.02)	0.32	(0.53)	—	—	(0.53)	8.27	3.56	383,050	0.97 (e)	1.39	3.84	10
Year ended 12/31/23	7.97	0.30	0.21	0.51	—	—	—	—	8.48	6.40	418,624	0.98 (e)	1.38	3.65	68
Year ended 12/31/22	10.55	0.03	(1.56)	(1.53)	(0.71)	(0.34)	(0.00)	(1.05)	7.97	(14.52)	768,478	0.98 (e)	1.37	0.34	140
Year ended 12/31/21	10.29	(0.10)	1.05	0.95	(0.33)	(0.36)	—	(0.69)	10.55	9.26	931,915	0.96	1.36	(0.94)	107

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests.
Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return.
Estimated acquired fund fees from underlying funds were 0.19%, 0.19%, 0.19%, 0.17% and 0.11% for the six months ended June 30, 2026 and the years ended December 31,
2025, 2024, 2023 and 2022, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to the commodity markets primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives and other securities that may provide leveraged and non-leveraged exposure to commodities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is total return with a low to moderate correlation to traditional financial market indices.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
15
Invesco V.I. Balanced-Risk Allocation Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar
16
Invesco V.I. Balanced-Risk Allocation Fund

amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
K.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
L.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity, and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
M.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive
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Invesco V.I. Balanced-Risk Allocation Fund

payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
In addition to risks associated with the underlying commodities, investments in commodity-linked notes may be subject to additional risks, such as non-payment of interest and loss of principal, counterparty risk, lack of a secondary market and risk of greater volatility than traditional equity and debt securities. The value of the commodity-linked notes the Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves volatile. Additionally, certain commodity-linked notes employ “economic” leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index, or other economic variable. Such economic leverage will increase the volatility of the value of these commodity-linked notes and the Fund to the extent it invests in such notes.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.950%
Next $250 million	0.925%
Next $500 million	0.900%
Next $1.5 billion	0.875%
Next $2.5 billion	0.850%
Next $2.5 billion	0.825%
Next $2.5 billion	0.800%
Over $10 billion	0.775%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.94%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in
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Invesco V.I. Balanced-Risk Allocation Fund

the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (including fiscal year-end Acquired Fund Fees and Expenses of 0.19% and excluding certain items discussed below) of Series I and Series II shares to 0.88% and 1.13% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.”
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $974,461.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $30,323 for accounting and fund administrative services and was reimbursed $318,419 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$31,727,720	$—	$—	$31,727,720
U.S. Treasury Securities	—	8,950,439	—	8,950,439
Money Market Funds	369,295,620	—	—	369,295,620
Options Purchased	2,256,199	—	—	2,256,199
Total Investments in Securities	403,279,539	8,950,439	—	412,229,978
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Invesco V.I. Balanced-Risk Allocation Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$7,357,594	$—	$—	$7,357,594
Swap Agreements	—	3,442,573	—	3,442,573
	7,357,594	3,442,573	—	10,800,167
Other Investments - Liabilities*
Futures Contracts	(5,502,978)	—	—	(5,502,978)
Swap Agreements	—	(6,945,712)	—	(6,945,712)
	(5,502,978)	(6,945,712)	—	(12,448,690)
Total Other Investments	1,854,616	(3,503,139)	—	(1,648,523)
Total Investments	$405,134,155	$5,447,300	$—	$410,581,455

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
	Value
Derivative Assets	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$2,304,297	$5,053,297	$7,357,594
Unrealized appreciation on swap agreements — OTC	1,143,268	2,299,305	—	3,442,573
Options purchased, at value — Exchange-Traded(b)	—	2,256,199	—	2,256,199
Total Derivative Assets	1,143,268	6,859,801	5,053,297	13,056,366
Derivatives not subject to master netting agreements	—	(4,560,496)	(5,053,297)	(9,613,793)
Total Derivative Assets subject to master netting agreements	$1,143,268	$2,299,305	$—	$3,442,573

Value
Derivative Liabilities	Commodity Risk	Equity Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(5,471,401)	$(31,577)	$(5,502,978)
Unrealized depreciation on swap agreements — OTC	(6,383,652)	(562,060)	(6,945,712)
Total Derivative Liabilities	(11,855,053)	(593,637)	(12,448,690)
Derivatives not subject to master netting agreements	5,471,401	31,577	5,502,978
Total Derivative Liabilities subject to master netting agreements	$(6,383,652)	$(562,060)	$(6,945,712)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.
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Invesco V.I. Balanced-Risk Allocation Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount(a)
Fund
Barclays Bank PLC	$—	$(43,332)	$(43,332)	$—	$—	$(43,332)
BNP Paribas S.A.	22,611	(54,500)	(31,889)	—	—	(31,889)
Citibank, N.A.	1,187,852	(316,432)	871,420	—	(390,000)	481,420
J.P. Morgan Chase Bank, N.A.	1,088,842	(182,295)	906,547	(508,067)	—	398,480
Royal Bank of Canada	—	(50,908)	(50,908)	—	—	(50,908)
UBS AG	—	(48,161)	(48,161)	—	—	(48,161)
Subtotal - Fund	2,299,305	(695,628)	1,603,677	(508,067)	(390,000)	705,610
Subsidiary
Barclays Bank PLC	23,550	(942,540)	(918,990)	—	810,000	(108,990)
BNP Paribas S.A.	—	(2,867,188)	(2,867,188)	—	2,720,000	(147,188)
Canadian Imperial Bank of Commerce	239,415	(281,038)	(41,623)	—	—	(41,623)
Citibank, N.A.	415,944	(700,808)	(284,864)	—	284,864	—
Goldman Sachs International	21,034	(922,622)	(901,588)	—	880,000	(21,588)
J.P. Morgan Chase Bank, N.A.	443,325	(790)	442,535	—	—	442,535
Macquarie Bank Ltd.	—	(162,523)	(162,523)	—	162,523	—
Merrill Lynch International	—	(965,814)	(965,814)	—	920,000	(45,814)
Morgan Stanley and Co. International PLC	—	(515,828)	(515,828)	—	290,000	(225,828)
Royal Bank of Canada	68,480	(191,459)	(122,979)	—	122,979	—
Subtotal - Subsidiary	1,211,748	(7,550,610)	(6,338,862)	—	6,190,366	(148,496)
Total	$3,511,053	$(8,246,238)	$(4,735,185)	$(508,067)	$5,800,366	$557,114
(a)
The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Commodity Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Futures contracts	$15,264,048	$10,334,421	$(12,577,201)	$13,021,268
Options purchased(a)	-	(2,229,893)	-	(2,229,893)
Swap agreements	36,205,050	13,586,861	-	49,791,911
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(8,010,976)	2,186,292	7,415,335	1,590,651
Options purchased(a)	-	(470,165)	-	(470,165)
Swap agreements	(5,735,877)	982,643	-	(4,753,234)
Total	$37,722,245	$24,390,159	$(5,161,866)	$56,950,538

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
of unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Index Options Purchased	Swap Agreements
Average notional value	$623,541,356	$80,451,822	$349,077,776
Average contracts	—	728	—

21
Invesco V.I. Balanced-Risk Allocation Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$26,593,778	$68,645,669	$95,239,447
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $33,706,962 and $2,821,327, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$14,263,006
Aggregate unrealized (depreciation) of investments	(15,579,931)
Net unrealized appreciation (depreciation) of investments	$(1,316,925)
Cost of investments for tax purposes is $411,898,380.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	554,485	$5,349,924	1,449,861	$12,527,234
Series II	3,455,287	33,373,040	2,373,356	20,262,624
Issued as reinvestment of dividends:
Series I	-	-	381,750	3,317,401
Series II	-	-	2,916,073	24,699,139
Reacquired:
Series I	(416,652)	(4,036,131)	(3,430,664)	(29,637,428)
Series II	(4,555,101)	(43,237,440)	(8,995,057)	(76,346,038)
Net increase (decrease) in share activity	(961,981)	$(8,550,607)	(5,304,681)	$(45,177,068)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 81% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
Invesco V.I. Balanced-Risk Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Balanced-Risk Allocation Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco V.I. Balanced-Risk Allocation Style Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board acknowledged limitations
23
Invesco V.I. Balanced-Risk Allocation Fund

regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe. The Board considered that the Fund’s performance has been adversely impacted by its risk parity-oriented approach, which has resulted in an underweight to large U.S. equity names experienced significant outperformance in recent years. The Board also noted that the Fund’s tactical overlay resulted in defensive positioning that impacted the Fund’s one year performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only three funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided by management regarding the Fund’s limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
24
Invesco V.I. Balanced-Risk Allocation Fund

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
25
Invesco V.I. Balanced-Risk Allocation Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
26
Invesco V.I. Balanced-Risk Allocation Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Comstock Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VICOM-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.19%
Aerospace & Defense–1.37%
Textron, Inc.(b)	228,268	$20,939,024
Air Freight & Logistics–1.45%
FedEx Corp.	70,990	22,229,099
Application Software–0.10%
Fair Isaac Corp.(c)	1,302	1,555,604
Asset Management & Custody Banks–2.01%
State Street Corp.	181,092	30,713,203
Biotechnology–0.97%
Regeneron Pharmaceuticals, Inc.	23,894	14,898,865
Brewers–1.13%
Anheuser-Busch InBev S.A./N.V. (Belgium)	209,274	17,292,264
Broadline Retail–0.89%
eBay, Inc.	121,486	13,576,060
Building Products–1.59%
Johnson Controls International PLC	166,422	24,315,918
Cable & Satellite–0.49%
Charter Communications, Inc., Class A(c)	52,691	7,493,187
Cargo Ground Transportation–0.35%
FedEx Freight Holding Co., Inc.(c)	35,495	5,359,745
Communications Equipment–3.77%
Cisco Systems, Inc.	398,250	46,778,445
F5, Inc.(c)	26,163	10,882,761
		57,661,206
Construction Machinery & Heavy Transportation Equipment– 3.10%
Caterpillar, Inc.	27,086	28,843,881
Westinghouse Air Brake Technologies Corp.	68,893	18,573,553
		47,417,434
Consumer Finance–0.66%
Capital One Financial Corp.	49,905	10,011,941
Diversified Banks–9.15%
Bank of America Corp.	910,517	51,881,258
Citigroup, Inc.	185,545	25,968,878
Fifth Third Bancorp	406,905	22,937,235
Wells Fargo & Co.	473,520	39,131,693
		139,919,064
Electric Utilities–0.89%
Evergy, Inc.	157,776	13,636,580
Electrical Components & Equipment–3.55%
Eaton Corp. PLC	64,784	27,605,758
Emerson Electric Co.	186,378	26,680,011
		54,285,769
Shares		Value
Footwear–1.14%
NIKE, Inc., Class B	423,285	$17,375,849
Health Care Equipment–2.31%
Becton, Dickinson and Co.	69,850	10,570,401
Boston Scientific Corp.(c)	105,652	4,509,227
GE HealthCare Technologies, Inc.(c)	128,658	8,235,399
Medtronic PLC	153,340	11,995,788
		35,310,815
Health Care Services–2.49%
CVS Health Corp.	368,427	38,113,773
Hotels, Resorts & Cruise Lines–0.50%
Booking Holdings, Inc.	42,818	7,631,880
Household Products–2.70%
Clorox Co. (The)	189,698	18,104,777
Reckitt Benckiser Group PLC (United Kingdom)	356,111	23,194,775
		41,299,552
Integrated Oil & Gas–4.69%
BP PLC	736,307	4,538,405
Chevron Corp.	175,505	29,091,709
Exxon Mobil Corp.	59,381	8,118,570
Occidental Petroleum Corp.	190,955	9,274,684
Suncor Energy, Inc. (Canada)	385,861	20,713,019
		71,736,387
Interactive Media & Services–4.84%
Alphabet, Inc., Class A	162,025	57,902,874
Meta Platforms, Inc., Class A	28,730	16,183,322
		74,086,196
Investment Banking & Brokerage–0.32%
Goldman Sachs Group, Inc. (The)	4,891	4,946,611
IT Consulting & Other Services–0.87%
Cognizant Technology Solutions Corp., Class A	342,966	13,283,073
Life & Health Insurance–1.02%
MetLife, Inc.	183,554	15,530,504
Life Sciences Tools & Services–1.60%
ICON PLC(c)	83,078	14,431,479
IQVIA Holdings, Inc.(c)	51,575	9,965,322
		24,396,801
Managed Health Care–4.09%
Elevance Health, Inc.	67,874	26,248,912
Humana, Inc.	24,809	9,854,631
UnitedHealth Group, Inc.	63,730	26,488,100
		62,591,643
Movies & Entertainment–1.35%
Universal Music Group N.V. (Netherlands)	258,459	5,414,595
Walt Disney Co. (The)(b)	158,720	15,276,800
		20,691,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Comstock Fund

Shares		Value
Multi-Utilities–3.22%
Dominion Energy, Inc.	315,390	$21,537,983
Sempra	299,248	27,743,282
		49,281,265
Oil & Gas Equipment & Services–0.73%
Tenaris S.A.	405,544	11,226,397
Oil & Gas Exploration & Production–3.09%
ConocoPhillips	196,451	20,423,046
Devon Energy Corp.	448,298	18,523,673
EQT Corp.	156,010	8,295,052
		47,241,771
Paper & Plastic Packaging Products & Materials–1.41%
International Paper Co.	566,672	21,590,203
Pharmaceuticals–6.57%
AstraZeneca PLC (United Kingdom)	75,127	14,026,526
Johnson & Johnson	58,038	14,739,911
Merck & Co., Inc.	270,015	34,696,927
Novo Nordisk A/S (Denmark)	264,946	12,724,540
Sanofi S.A., ADR(b)	424,907	18,126,533
Zoetis, Inc.(b)	85,929	6,174,858
		100,489,295
Property & Casualty Insurance–2.15%
Allstate Corp. (The)(b)	52,098	12,396,198
American International Group, Inc.	275,820	20,556,865
		32,953,063
Regional Banks–4.05%
Citizens Financial Group, Inc.	290,300	20,341,321
Huntington Bancshares, Inc.	1,534,479	27,206,313
M&T Bank Corp.	60,721	14,452,205
		61,999,839
Research & Consulting Services–1.25%
TransUnion(b)	265,211	19,132,322
Restaurants–2.85%
Domino’s Pizza, Inc.	56,725	16,792,869
Restaurant Brands International, Inc. (Canada)	217,397	15,768,468
Starbucks Corp.	108,223	11,059,308
		43,620,645
Semiconductors–5.81%
Intel Corp.(c)	199,348	27,834,961
Micron Technology, Inc.	19,874	22,940,359
Shares		Value
Semiconductors–(continued)
NXP Semiconductors N.V. (Netherlands)	95,963	$26,968,482
QUALCOMM, Inc.	60,611	11,200,307
		88,944,109
Single-Family Residential REITs–0.64%
Invitation Homes, Inc.	326,105	9,851,632
Soft Drinks & Non-alcoholic Beverages–1.02%
Coca-Cola Co. (The)	192,393	15,635,779
Specialty Chemicals–1.28%
International Flavors & Fragrances, Inc.(b)	246,683	19,542,227
Systems Software–2.25%
Microsoft Corp.	92,250	34,411,095
Telecom Tower REITs–0.64%
SBA Communications Corp., Class A	55,803	9,846,997
Tobacco–1.84%
Philip Morris International, Inc. (Switzerland)	155,525	28,136,028
Total Common Stocks & Other Equity Interests (Cost $905,299,645)		1,502,202,109
Money Market Funds–1.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	9,690,128	9,690,128
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	17,995,110	17,995,110
Total Money Market Funds (Cost $27,685,238)		27,685,238
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $932,984,883)		1,529,887,347
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.65%
Invesco Private Government Fund, 3.62%(d)(e)(f)	15,836,609	15,836,609
Invesco Private Prime Fund, 3.77%(d)(e)(f)	40,029,077	40,033,080
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $55,872,437)		55,869,689
TOTAL INVESTMENTS IN SECURITIES–103.65% (Cost $988,857,320)		1,585,757,036
OTHER ASSETS LESS LIABILITIES—(3.65)%		(55,863,799)
NET ASSETS–100.00%		$1,529,893,237
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,321,956	$66,161,500	$(69,793,328)	$-	$-	$9,690,128	$240,306
Invesco Treasury Portfolio, Institutional Class	24,739,932	122,871,359	(129,616,181)	-	-	17,995,110	443,178
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	33,555,391	294,298,867	(312,017,649)	-	-	15,836,609	312,330*
Invesco Private Prime Fund	86,821,757	561,785,064	(608,555,266)	(2,748)	(15,727)	40,033,080	811,624*
Total	$158,439,036	$1,045,116,790	$(1,119,982,424)	$(2,748)	$(15,727)	$83,554,927	$1,807,438

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2026	Deutsche Bank AG	USD	384,765	CAD	545,535	$370
Currency Risk
07/31/2026	Canadian Imperial Bank of Commerce	CAD	26,734,694	USD	18,863,659	(10,418)
07/31/2026	Goldman Sachs International	EUR	23,016,683	USD	26,222,562	(107,242)
07/31/2026	Goldman Sachs International	GBP	331,772	USD	438,004	(2,066)
07/31/2026	Royal Bank of Canada	GBP	15,315,413	USD	20,223,620	(91,100)
Subtotal—Depreciation						(210,826)
Total Forward Foreign Currency Contracts						$(210,456)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Comstock Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $905,299,645)*	$1,502,202,109
Investments in affiliated money market funds, at value (Cost $83,557,675)	83,554,927
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	370
Cash	167,629
Foreign currencies, at value (Cost $87,914)	87,932
Receivable for:
Fund shares sold	424,081
Dividends	2,444,840
Investment for trustee deferred compensation and retirement plans	209,905
Other assets	484
Total assets	1,589,092,277
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	210,826
Payable for:
Investments purchased	778,791
Fund shares reacquired	595,914
Collateral upon return of securities loaned	55,872,437
Accrued fees to affiliates	1,467,566
Accrued trustees’ and officers’ fees and benefits	257
Accrued other operating expenses	57,487
Trustee deferred compensation and retirement plans	215,762
Total liabilities	59,199,040
Net assets applicable to shares outstanding	$1,529,893,237
Net assets consist of:
Shares of beneficial interest	$694,886,566
Distributable earnings	835,006,671
$1,529,893,237
Net Assets:
Series I	$242,693,820
Series II	$1,287,199,417
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	10,196,345
Series II	54,470,310
Series I:
Net asset value per share	$23.80
Series II:
Net asset value per share	$23.63

*	At June 30, 2026, securities with an aggregate value of $54,890,273 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $368,668)	$17,805,464
Dividends from affiliated money market funds (includes net securities lending income of $65,409)	748,893
Total investment income	18,554,357
Expenses:
Advisory fees	4,202,725
Administrative services fees	1,223,832
Custodian fees	7,473
Distribution fees - Series II	1,565,896
Transfer agent fees	37,094
Trustees’ and officers’ fees and benefits	16,121
Reports to shareholders	4,590
Professional services fees	24,247
Other	6,536
Total expenses	7,088,514
Less: Fees waived and/or expenses reimbursed	(21,750)
Net expenses	7,066,764
Net investment income	11,487,593
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	85,846,656
Affiliated investment securities	(15,727)
Foreign currencies	(114,410)
Forward foreign currency contracts	1,313,395
87,029,914
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	57,120,688
Affiliated investment securities	(2,748)
Foreign currencies	(2,158)
Forward foreign currency contracts	857,761
57,973,543
Net realized and unrealized gain	145,003,457
Net increase in net assets resulting from operations	$156,491,050
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Comstock Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$11,487,593	$20,527,157
Net realized gain	87,029,914	140,234,491
Change in net unrealized appreciation	57,973,543	65,860,132
Net increase in net assets resulting from operations	156,491,050	226,621,780
Distributions to shareholders from distributable earnings:
Series I	—	(26,102,115)
Series II	—	(147,758,300)
Total distributions from distributable earnings	—	(173,860,415)
Share transactions–net:
Series I	(5,492,800)	7,784,076
Series II	(93,310,484)	(16,287,791)
Net increase (decrease) in net assets resulting from share transactions	(98,803,284)	(8,503,715)
Net increase in net assets	57,687,766	44,257,650
Net assets:
Beginning of period	1,472,205,471	1,427,947,821
End of period	$1,529,893,237	$1,472,205,471
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Comstock Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$21.42	$0.20	$2.18	$2.38	$—	$—	$—	$23.80	11.11%	$242,694	0.74%(d)	0.74%(d)	1.76%(d)	18%
Year ended 12/31/25	20.72	0.36	3.14	3.50	(0.38)	(2.42)	(2.80)	21.42	17.45	223,322	0.75	0.75	1.64	20
Year ended 12/31/24	19.67	0.36	2.64	3.00	(0.39)	(1.56)	(1.95)	20.72	15.18	207,469	0.76	0.76	1.67	19
Year ended 12/31/23	20.34	0.37	1.77	2.14	(0.39)	(2.42)	(2.81)	19.67	12.36	209,813	0.75	0.75	1.80	20
Year ended 12/31/22	21.14	0.36	(0.16)	0.20	(0.34)	(0.66)	(1.00)	20.34	1.12	207,442	0.75	0.75	1.72	21
Year ended 12/31/21	16.13	0.30	5.07	5.37	(0.36)	—	(0.36)	21.14	33.36	212,550	0.74	0.74	1.53	16
Series II
Six months ended 06/30/26	21.29	0.17	2.17	2.34	—	—	—	23.63	10.99	1,287,199	0.99 (d)	0.99 (d)	1.51 (d)	18
Year ended 12/31/25	20.61	0.30	3.13	3.43	(0.33)	(2.42)	(2.75)	21.29	17.14	1,248,883	1.00	1.00	1.39	20
Year ended 12/31/24	19.58	0.30	2.62	2.92	(0.33)	(1.56)	(1.89)	20.61	14.87	1,220,479	1.01	1.01	1.42	19
Year ended 12/31/23	20.25	0.32	1.77	2.09	(0.34)	(2.42)	(2.76)	19.58	12.10	1,213,051	1.00	1.00	1.55	20
Year ended 12/31/22	21.05	0.31	(0.16)	0.15	(0.29)	(0.66)	(0.95)	20.25	0.85	1,185,393	1.00	1.00	1.47	21
Year ended 12/31/21	16.07	0.25	5.05	5.30	(0.32)	—	(0.32)	21.05	33.04	1,323,433	0.99	0.99	1.28	16

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Comstock Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Comstock Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco V.I. Comstock Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. Comstock Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $3,808 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Next $1.5 billion	0.550%
Over $2 billion	0.530%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
10
Invesco V.I. Comstock Fund

For the six months ended June 30, 2026, the Adviser waived advisory fees of $21,750.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $112,022 for accounting and fund administrative services and was reimbursed $1,111,810 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $73,222 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,413,784,607	$88,417,502	$—	$1,502,202,109
Money Market Funds	27,685,238	55,869,689	—	83,554,927
Total Investments in Securities	1,441,469,845	144,287,191	—	1,585,757,036
Other Investments - Assets*
Forward Foreign Currency Contracts	—	370	—	370
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(210,826)	—	(210,826)
Total Other Investments	—	(210,456)	—	(210,456)
Total Investments	$1,441,469,845	$144,076,735	$—	$1,585,546,580

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
11
Invesco V.I. Comstock Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$370
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$370
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(210,826)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(210,826)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$−	$(10,418)	$(10,418)	$—	$—	$(10,418)
Deutsche Bank AG	370	−	370	—	—	370
Goldman Sachs International	−	(109,308)	(109,308)	—	—	(109,308)
Royal Bank of Canada	−	(91,100)	(91,100)	—	—	(91,100)
Total	$370	$(210,826)	$(210,456)	$—	$—	$(210,456)
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$1,313,395
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	857,761
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$69,254,270

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
12
Invesco V.I. Comstock Fund

NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $258,565,917 and $341,902,263, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$634,131,029
Aggregate unrealized (depreciation) of investments	(50,446,410)
Net unrealized appreciation of investments	$583,684,619
Cost of investments for tax purposes is $1,001,861,961.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	586,892	$12,925,672	708,771	$15,398,578
Series II	415,007	9,298,646	3,037,013	65,530,409
Issued as reinvestment of dividends:
Series I	-	-	1,267,708	26,102,115
Series II	-	-	7,214,761	147,758,300
Reacquired:
Series I	(817,304)	(18,418,472)	(1,563,073)	(33,716,617)
Series II	(4,602,894)	(102,609,130)	(10,810,801)	(229,576,500)
Net increase (decrease) in share activity	(4,418,299)	$(98,803,284)	(145,621)	$(8,503,715)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
13
Invesco V.I. Comstock Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Comstock Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. The
14
Invesco V.I. Comstock Fund

Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $2 billion.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco
Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered
15
Invesco V.I. Comstock Fund

Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco V.I. Comstock Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco V.I. Comstock Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Core Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VICEQ-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.64%
Aerospace & Defense–2.07%
Boeing Co. (The)(b)	26,460	$5,727,796
Honeywell Aerospace, Inc.(b)	15,543	3,436,246
RTX Corp.	35,349	6,706,766
		15,870,808
Alternative Carriers–0.90%
Space Exploration Technologies Corp., Class A(b)	40,461	6,913,167
Apparel Retail–0.85%
Ross Stores, Inc.	30,743	6,543,648
Application Software–1.43%
Cadence Design Systems, Inc.(b)	16,992	6,377,437
Intuit, Inc.	17,486	4,563,846
		10,941,283
Automobile Manufacturers–0.78%
Tesla, Inc.(b)	14,125	5,940,975
Broadline Retail–4.24%
Amazon.com, Inc.(b)	136,260	32,476,208
Building Products–1.44%
Johnson Controls International PLC	75,734	11,065,495
Construction Materials–0.69%
CRH PLC	49,223	5,266,861
Consumer Finance–2.07%
American Express Co.	24,126	8,160,619
Capital One Financial Corp.	38,285	7,680,737
		15,841,356
Consumer Staples Merchandise Retail–1.45%
Walmart, Inc.	97,847	11,082,151
Data Center REITs–1.09%
Digital Realty Trust, Inc.	46,698	8,386,027
Diversified Banks–3.84%
Citigroup, Inc.	62,368	8,729,025
JPMorgan Chase & Co.	63,176	20,679,400
		29,408,425
Electric Utilities–1.51%
Constellation Energy Corp.	18,477	4,589,132
PPL Corp.	190,917	6,939,833
		11,528,965
Electrical Components & Equipment–2.24%
Eaton Corp. PLC	17,372	7,402,557
Rockwell Automation, Inc.	19,674	9,740,204
		17,142,761
Financial Exchanges & Data–0.83%
Cboe Global Markets, Inc.	26,260	6,372,514
Shares		Value
Health Care Distributors–0.97%
Cardinal Health, Inc.	31,274	$7,429,451
Health Care Equipment–1.36%
Abbott Laboratories	56,066	5,087,429
Medtronic PLC	67,618	5,289,756
		10,377,185
Health Care Facilities–0.59%
Tenet Healthcare Corp.(b)	24,143	4,516,672
Heavy Electrical Equipment–0.79%
Siemens Energy AG, Class A (Germany)(b)	31,700	6,043,335
Home Improvement Retail–0.61%
Lowe’s Cos., Inc.	21,078	4,647,488
Homebuilding–0.61%
D.R. Horton, Inc.	28,776	4,687,035
Hotels, Resorts & Cruise Lines–1.47%
Marriott International, Inc., Class A	13,248	4,909,576
Royal Caribbean Cruises Ltd.(c)	19,950	6,334,724
		11,244,300
Household Products–1.30%
Procter & Gamble Co. (The)	67,797	9,941,752
Industrial Conglomerates–0.45%
Honeywell International, Inc.	15,543	3,480,078
Industrial Gases–1.18%
Linde PLC	17,464	9,062,768
Industrial Machinery & Supplies & Components–0.99%
Lincoln Electric Holdings, Inc.(c)	28,634	7,602,613
Industrial REITs–0.86%
Prologis, Inc.	48,395	6,556,071
Insurance Brokers–0.77%
Arthur J. Gallagher & Co.	25,698	5,899,490
Integrated Oil & Gas–1.21%
Chevron Corp.	55,743	9,239,960
Interactive Media & Services–9.56%
Alphabet, Inc., Class A	147,080	52,561,980
Meta Platforms, Inc., Class A	36,552	20,589,376
		73,151,356
Investment Banking & Brokerage–1.00%
Morgan Stanley	36,528	7,635,813
Life Sciences Tools & Services–0.64%
Danaher Corp.	25,688	4,893,050
Managed Health Care–1.85%
UnitedHealth Group, Inc.	34,007	14,134,329
Multi-Utilities–0.76%
Ameren Corp.	51,620	5,835,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Core Equity Fund

Shares		Value
Oil & Gas Equipment & Services–0.53%
SLB Ltd.	87,263	$4,056,857
Oil & Gas Exploration & Production–1.53%
ConocoPhillips	71,624	7,446,031
Devon Energy Corp.	103,071	4,258,894
		11,704,925
Packaged Foods & Meats–0.53%
Hershey Co. (The)	23,186	4,067,984
Pharmaceuticals–4.84%
Eli Lilly and Co.	13,957	16,740,445
Johnson & Johnson	45,673	11,599,572
Merck & Co., Inc.	67,913	8,726,820
		37,066,837
Property & Casualty Insurance–0.81%
Hartford Insurance Group, Inc. (The)	46,910	6,216,513
Rail Transportation–1.00%
Union Pacific Corp.	28,047	7,628,784
Restaurants–0.77%
McDonald’s Corp.	21,742	5,877,080
Semiconductor Materials & Equipment–3.59%
Applied Materials, Inc.	22,740	16,441,020
ASML Holding N.V., New York Shares (Netherlands)	5,549	11,039,403
		27,480,423
Semiconductors–16.11%
Advanced Micro Devices, Inc.(b)	34,217	19,876,998
Broadcom, Inc.	74,880	28,285,920
NVIDIA Corp.	327,190	65,467,447
Texas Instruments, Inc.	32,505	9,688,765
		123,319,130
Specialty Chemicals–0.53%
DuPont de Nemours, Inc.	29,986	4,067,301
Shares		Value
Systems Software–5.39%
Microsoft Corp.	110,565	$41,242,956
Technology Hardware, Storage & Peripherals–7.63%
Apple, Inc.	155,438	44,977,540
Sandisk Corp.(b)	5,907	13,430,923
		58,408,463
Tobacco–1.32%
Philip Morris International, Inc. (Switzerland)	55,925	10,117,392
Transaction & Payment Processing Services–1.66%
Mastercard, Inc., Class A	24,728	12,700,301
Total Common Stocks & Other Equity Interests (Cost $429,246,575)		755,113,461
Money Market Funds–1.43%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	3,837,039	3,837,039
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	7,125,932	7,125,932
Total Money Market Funds (Cost $10,962,971)		10,962,971
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $440,209,546)		766,076,432
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.75%
Invesco Private Government Fund, 3.62%(d)(e)(f)	3,717,180	3,717,180
Invesco Private Prime Fund, 3.77%(d)(e)(f)	9,633,607	9,634,570
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,351,750)		13,351,750
TOTAL INVESTMENTS IN SECURITIES–101.82% (Cost $453,561,296)		779,428,182
OTHER ASSETS LESS LIABILITIES—(1.82)%		(13,916,568)
NET ASSETS–100.00%		$765,511,614
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,203,585	$29,137,949	$(28,504,495)	$-	$-	$3,837,039	$40,650
Invesco Treasury Portfolio, Institutional Class	5,949,516	54,113,334	(52,936,918)	-	-	7,125,932	74,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Core Equity Fund

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,306,102	$103,250,434	$(103,839,356)	$-	$-	$3,717,180	$79,536*
Invesco Private Prime Fund	11,150,787	226,125,536	(227,638,444)	-	(3,309)	9,634,570	212,952*
Total	$24,609,990	$412,627,253	$(412,919,213)	$-	$(3,309)	$24,314,721	$408,124

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Core Equity Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $429,246,575)*	$755,113,461
Investments in affiliated money market funds, at value (Cost $24,314,721)	24,314,721
Cash	767,565
Foreign currencies, at value (Cost $56,514)	55,948
Receivable for:
Fund shares sold	38,277
Dividends	500,497
Investment for trustee deferred compensation and retirement plans	392,123
Other assets	306
Total assets	781,182,898
Liabilities:
Payable for:
Investments purchased	767,565
Fund shares reacquired	527,142
Collateral upon return of securities loaned	13,351,750
Accrued fees to affiliates	604,939
Accrued trustees’ and officers’ fees and benefits	350
Accrued other operating expenses	20,476
Trustee deferred compensation and retirement plans	399,062
Total liabilities	15,671,284
Net assets applicable to shares outstanding	$765,511,614
Net assets consist of:
Shares of beneficial interest	$340,671,793
Distributable earnings	424,839,821
$765,511,614
Net Assets:
Series I	$741,517,020
Series II	$23,994,594
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	19,564,397
Series II	638,686
Series I:
Net asset value per share	$37.90
Series II:
Net asset value per share	$37.57

*	At June 30, 2026, securities with an aggregate value of $13,041,191 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $19,196)	$4,255,951
Dividends from affiliated money market funds (includes net securities lending income of $11,739)	127,375
Total investment income	4,383,326
Expenses:
Advisory fees	2,323,287
Administrative services fees	622,600
Custodian fees	2,746
Distribution fees - Series II	29,472
Transfer agent fees	19,842
Trustees’ and officers’ fees and benefits	13,628
Reports to shareholders	4,440
Professional services fees	24,209
Other	3,576
Total expenses	3,043,800
Less: Fees waived and/or expenses reimbursed	(3,514)
Net expenses	3,040,286
Net investment income	1,343,040
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	42,382,890
Affiliated investment securities	(3,309)
Foreign currencies	4,677
42,384,258
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,134,751)
Foreign currencies	(2,508)
(5,137,259)
Net realized and unrealized gain	37,246,999
Net increase in net assets resulting from operations	$38,590,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Core Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$1,343,040	$2,919,163
Net realized gain	42,384,258	56,374,459
Change in net unrealized appreciation (depreciation)	(5,137,259)	53,634,925
Net increase in net assets resulting from operations	38,590,039	112,928,547
Distributions to shareholders from distributable earnings:
Series I	—	(59,159,700)
Series II	—	(1,851,753)
Total distributions from distributable earnings	—	(61,011,453)
Share transactions–net:
Series I	(50,681,165)	(44,996,784)
Series II	(1,491,076)	(102,388)
Net increase (decrease) in net assets resulting from share transactions	(52,172,241)	(45,099,172)
Net increase (decrease) in net assets	(13,582,202)	6,817,922
Net assets:
Beginning of period	779,093,816	772,275,894
End of period	$765,511,614	$779,093,816
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Core Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$36.03	$0.07	$1.80	$1.87	$—	$—	$—	$37.90	5.19%	$741,517	0.80%(d)	0.80%(d)	0.36%(d)	25%
Year ended 12/31/25	33.62	0.14	5.26	5.40	(0.24)	(2.75)	(2.99)	36.03	16.17	754,788	0.80	0.80	0.39	31
Year ended 12/31/24	29.29	0.22	7.24	7.46	(0.24)	(2.89)	(3.13)	33.62	25.60	749,457	0.81	0.81	0.67	46
Year ended 12/31/23	24.55	0.17	5.45	5.62	(0.21)	(0.67)	(0.88)	29.29	23.36	659,227	0.80	0.80	0.61	47
Year ended 12/31/22	37.79	0.24	(8.10)	(7.86)	(0.30)	(5.08)	(5.38)	24.55	(20.55)	682,777	0.80	0.80	0.78	88
Year ended 12/31/21	30.43	0.25	8.16	8.41	(0.24)	(0.81)	(1.05)	37.79	27.74	969,408	0.80	0.80	0.72	54
Series II
Six months ended 06/30/26	35.76	0.02	1.79	1.81	—	—	—	37.57	5.06	23,995	1.05 (d)	1.05 (d)	0.11 (d)	25
Year ended 12/31/25	33.39	0.05	5.22	5.27	(0.15)	(2.75)	(2.90)	35.76	15.88	24,306	1.05	1.05	0.14	31
Year ended 12/31/24	29.12	0.14	7.19	7.33	(0.17)	(2.89)	(3.06)	33.39	25.29	22,819	1.06	1.06	0.42	46
Year ended 12/31/23	24.40	0.10	5.42	5.52	(0.13)	(0.67)	(0.80)	29.12	23.08	20,453	1.05	1.05	0.36	47
Year ended 12/31/22	37.57	0.16	(8.05)	(7.89)	(0.20)	(5.08)	(5.28)	24.40	(20.75)	18,208	1.05	1.05	0.53	88
Year ended 12/31/21	30.27	0.16	8.11	8.27	(0.16)	(0.81)	(0.97)	37.57	27.42	25,276	1.05	1.05	0.47	54

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Core Equity Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
8
Invesco V.I. Core Equity Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. Core Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $980 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.650%
Next $1.75 billion	0.600%
Over $2 billion	0.580%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.62%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $3,514.
10
Invesco V.I. Core Equity Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $57,566 for accounting and fund administrative services and was reimbursed $565,034 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $18,190 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$749,070,126	$6,043,335	$—	$755,113,461
Money Market Funds	10,962,971	13,351,750	—	24,314,721
Total Investments	$760,033,097	$19,395,085	$—	$779,428,182
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
11
Invesco V.I. Core Equity Fund

The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $185,495,991 and $237,953,672, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$336,703,433
Aggregate unrealized (depreciation) of investments	(12,315,252)
Net unrealized appreciation of investments	$324,388,181
Cost of investments for tax purposes is $455,040,001.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	168,948	$5,969,166	679,992	$23,861,185
Series II	23,640	835,602	31,496	1,076,224
Issued as reinvestment of dividends:
Series I	-	-	1,663,191	59,159,700
Series II	-	-	52,428	1,851,753
Reacquired:
Series I	(1,554,673)	(56,650,331)	(3,687,051)	(128,017,669)
Series II	(64,720)	(2,326,678)	(87,615)	(3,030,365)
Net increase (decrease) in share activity	(1,426,805)	$(52,172,241)	(1,347,559)	$(45,099,172)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 26% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco V.I. Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.
The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the Investment Advisory Agreement advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and three year periods and in the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a
13
Invesco V.I. Core Equity Fund

snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the Fund’s contractual management fee schedule was amended effective July 1, 2024 to add an additional breakpoint for assets over $2 billion. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts. The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from  economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.
The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements. The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.
The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14
Invesco V.I. Core Equity Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Core Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Core Equity Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Core Plus Bond Fund

2	Schedule of Investments
31	Financial Statements
33	Financial Highlights
34	Notes to Financial Statements
41	Approval of Investment Advisory and Sub-Advisory Contracts
44	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VICPB-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–43.87%
Advertising–0.06%
Lamar Media Corp., 5.38%, 11/01/2033(b)	$94,000	$92,197
Omnicom Group, Inc.,
4.20%, 03/02/2029	3,000	2,961
5.30%, 06/02/2036	2,000	1,950
		97,108
Aerospace & Defense–0.23%
Boeing Co. (The),
6.26%, 05/01/2027	3,000	3,040
6.30%, 05/01/2029	2,000	2,082
6.39%, 05/01/2031	3,000	3,188
Honeywell Aerospace, Inc.,
3.90%, 03/16/2028(b)	6,000	5,941
4.00%, 03/16/2029(b)	3,000	2,960
4.30%, 03/16/2031(b)	3,000	2,949
4.95%, 03/16/2036(b)	3,000	2,955
Howmet Aerospace, Inc.,
3.75%, 03/03/2028	4,000	3,953
3.90%, 04/15/2029	4,000	3,937
4.85%, 10/15/2031	2,000	2,008
4.55%, 11/15/2032	3,000	2,954
4.75%, 04/15/2036	2,000	1,947
Huntington Ingalls Industries, Inc., 5.35%, 01/15/2030	1,000	1,017
L3Harris Technologies, Inc., 5.40%, 07/31/2033	1,000	1,023
Lockheed Martin Corp.,
4.15%, 08/15/2028	2,000	1,991
4.50%, 02/15/2029	3,000	3,001
4.40%, 08/15/2030	3,000	2,990
RTX Corp.,
5.75%, 01/15/2029	2,000	2,061
6.00%, 03/15/2031	3,000	3,167
5.15%, 02/27/2033	2,000	2,037
TransDigm, Inc.,
6.75%, 08/15/2028(b)	31,000	31,348
6.38%, 03/01/2029(b)	208,000	211,438
6.38%, 05/31/2033(b)	96,000	96,978
		394,965
Agricultural & Farm Machinery–0.13%
AGCO Corp., 5.45%, 03/21/2027	2,000	2,011
Deere Funding Canada Corp., 4.15%, 10/09/2030	2,000	1,967
Imperial Brands Finance PLC (United Kingdom), 5.63%, 07/01/2035(b)	200,000	201,895
John Deere Capital Corp.,
Series I, 3.90%, 03/09/2029	5,000	4,938
4.20%, 03/10/2031	5,000	4,917
4.38%, 10/15/2030	3,000	2,983
5.10%, 04/11/2034	1,000	1,016
		219,727
Principal Amount		Value
Agricultural Products & Services–0.12%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	$2,000	$1,986
5.15%, 08/04/2035	1,000	994
Cargill, Inc., 4.13%, 10/23/2030(b)	3,000	2,939
Imperial Brands Finance PLC (United Kingdom), 4.88%, 02/07/2032(b)	200,000	198,828
		204,747
Air Freight & Logistics–0.00%
GXO Logistics, Inc., 6.25%, 05/06/2029	2,000	2,068
United Parcel Service, Inc.,
4.65%, 10/15/2030	2,000	2,017
5.25%, 05/14/2035	1,000	1,021
		5,106
Alternative Carriers–0.44%
Space Exploration Technologies Corp.,
5.35%, 07/15/2031(b)	136,000	135,681
5.65%, 07/15/2033(b)	110,000	109,376
5.88%, 07/15/2036(b)	124,000	122,429
6.60%, 07/15/2046(b)	148,000	144,022
6.65%, 07/15/2056(b)	256,000	247,147
		758,655
Apparel, Accessories & Luxury Goods–0.00%
Gildan Activewear, Inc. (Canada), 4.70%, 10/07/2030(b)	2,000	1,963
Application Software–0.49%
Black Pearl Compute LLC, 6.13%, 02/15/2031(b)	138,000	139,941
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	674,000	672,143
Roper Technologies, Inc.,
4.25%, 09/15/2028	3,000	2,978
4.50%, 10/15/2029	1,000	994
4.45%, 09/15/2030	1,000	987
4.75%, 02/15/2032	3,000	2,971
5.10%, 09/15/2035	1,000	972
Salesforce, Inc.,
4.90%, 09/15/2031	3,000	2,994
5.55%, 03/15/2036	3,000	2,999
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	19,000	19,006
		845,985
Asset Management & Custody Banks–0.04%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	1,000	1,002
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	3,000	3,080
5.15%, 05/15/2033	1,000	1,012
5.35%, 06/15/2036	16,000	15,948
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Asset Management & Custody Banks–(continued)
Bank of New York Mellon Corp. (The),
4.33% (SOFR + 0.68%), 06/09/2028(c)	$3,000	$3,005
4.89%, 07/21/2028(d)	2,000	2,010
4.98%, 03/14/2030(d)	1,000	1,010
4.54%, 04/23/2032(d)	2,000	1,981
5.06%, 07/22/2032(d)	2,000	2,024
5.83%, 10/25/2033(d)	2,000	2,102
5.09%, 04/23/2037(d)	3,000	2,973
Series J, 4.97%, 04/26/2034(d)	1,000	999
Series I, 3.75%(d)(e)	1,000	993
Blue Owl Capital Corp., 6.30%, 08/15/2031	8,000	7,954
Citadel L.P., 6.38%, 01/23/2032(b)	2,000	2,084
Northern Trust Corp.,
4.15%, 11/19/2030	2,000	1,972
6.13%, 11/02/2032	2,000	2,140
5.12%, 11/19/2040(d)	1,000	978
State Street Corp., 6.12%, 11/21/2034(d)	1,000	1,056
Trinity Capital, Inc., 7.00%, 05/21/2031	16,000	16,197
Voya Global Funding, 4.60%, 11/24/2030(b)	4,000	3,948
		74,468
Automobile Manufacturers–1.98%
American Honda Finance Corp.,
Series A, 4.55%, 04/10/2028	4,000	3,994
4.90%, 04/10/2031	3,000	2,990
Daimler Truck Finance North America LLC (Germany),
4.65%, 10/12/2030(b)	150,000	148,826
5.00%, 10/12/2032(b)	425,000	422,207
5.63%, 01/13/2035(b)	116,000	118,183
Ford Motor Credit Co. LLC,
7.35%, 11/04/2027	209,000	214,810
5.92%, 03/20/2028	200,000	202,536
6.80%, 05/12/2028	339,000	348,814
6.80%, 11/07/2028	200,000	206,525
7.20%, 06/10/2030	49,000	51,661
5.42%, 04/09/2031	238,000	236,053
Hyundai Capital America,
4.88%, 06/23/2027(b)	2,000	2,008
5.00%, 01/07/2028(b)	1,000	1,004
5.60%, 03/30/2028(b)	2,000	2,028
4.60%, 04/06/2028(b)	7,000	6,990
5.35%, 03/19/2029(b)	3,000	3,042
4.75%, 04/06/2029(b)	4,000	3,989
5.30%, 01/08/2030(b)	1,000	1,013
5.80%, 04/01/2030(b)	1,000	1,031
5.00%, 06/18/2031(b)	52,000	51,932
5.25%, 06/21/2033(b)	40,000	39,848
Hyundai Capital Services, Inc. (South Korea), 5.25%, 01/22/2028(b)	201,000	202,637
Mercedes-Benz Finance North America LLC (Germany),
4.13%, 03/10/2028(b)	262,000	260,014
5.10%, 08/03/2028(b)	256,000	258,299
4.85%, 01/11/2029(b)	145,000	145,448
Principal Amount		Value
Automobile Manufacturers–(continued)
PACCAR Financial Corp.,
Series R, 3.90%, 02/05/2029	$3,000	$2,967
4.00%, 09/26/2029	2,000	1,981
Toyota Motor Credit Corp.,
Series B, 4.05%, 03/13/2029	5,000	4,944
4.55%, 05/14/2031	20,000	19,840
4.60%, 03/11/2033	2,000	1,962
4.55%, 08/09/2029	2,000	2,000
5.10%, 03/21/2031	1,000	1,017
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	200,000	201,675
5.60%, 03/22/2034(b)	236,000	237,343
		3,409,611
Automotive Parts & Equipment–0.35%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	35,000	34,898
7.75%, 10/15/2033(b)	11,000	10,874
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	44,000	45,364
ERAC USA Finance LLC,
5.00%, 02/15/2029(b)	3,000	3,029
4.50%, 10/30/2029(b)	8,000	7,947
4.70%, 04/30/2031(b)	7,000	6,981
4.90%, 05/01/2033(b)	2,000	1,986
5.25%, 04/30/2036(b)	4,000	3,992
Magna International, Inc. (Canada), 5.88%, 06/01/2035	1,000	1,043
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	150,000	153,521
7.13%, 04/14/2030(b)	85,000	85,817
6.75%, 04/23/2030(b)	86,000	85,352
7.50%, 03/24/2031(b)	106,000	106,788
6.88%, 04/23/2032(b)	53,000	52,175
		599,767
Automotive Retail–0.12%
Advance Auto Parts, Inc.,
7.00%, 08/01/2030(b)	43,000	44,116
7.38%, 08/01/2033(b)	40,000	41,485
AutoZone, Inc., 5.20%, 08/01/2033	1,000	1,007
BMW US Capital LLC (Germany),
4.40%, 03/19/2029(b)	7,000	6,959
4.50%, 08/11/2030(b)	1,000	986
4.65%, 03/19/2031(b)	4,000	3,951
Lithia Motors, Inc., 5.50%, 10/01/2030(b)	114,000	112,674
		211,178
Biotechnology–0.00%
AbbVie, Inc., 4.80%, 03/15/2029	3,000	3,024
Amgen, Inc., 5.15%, 03/02/2028	3,000	3,029
Gilead Sciences, Inc., 5.25%, 10/15/2033	1,000	1,029
		7,082
Brewers–0.00%
Maple Parent Holdings Corp., 4.75%, 03/26/2029(b)	4,000	3,998
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Broadcasting–0.13%
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	$165,000	$165,100
7.25%, 04/15/2034(b)	66,000	65,897
		230,997
Broadline Retail–0.01%
Amazon.com, Inc.,
4.25%, 03/13/2031	5,000	4,925
4.88%, 03/13/2036	4,000	3,939
5.65%, 03/13/2046	2,000	1,981
5.80%, 03/13/2056	3,000	2,983
		13,828
Building Products–0.12%
CRH America Finance, Inc., 4.40%, 02/09/2031	3,000	2,955
Lennox International, Inc., 5.50%, 09/15/2028	2,000	2,034
Rentokil Terminix Funding PLC (United Kingdom), 4.63%, 04/23/2031(b)	206,000	202,486
		207,475
Cable & Satellite–0.02%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	31,000	30,986
7.38%, 03/01/2031(b)	6,000	6,019
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.85%, 12/01/2035	1,000	968
		37,973
Cargo Ground Transportation–0.02%
Fedex Freight Holding Co., Inc.,
4.30%, 03/15/2029(b)	4,000	3,947
4.65%, 03/15/2031(b)	4,000	3,931
4.95%, 03/15/2033(b)	3,000	2,940
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(b)	2,000	2,007
5.70%, 02/01/2028(b)	3,000	3,044
5.55%, 05/01/2028(b)	1,000	1,014
6.05%, 08/01/2028(b)	1,000	1,024
5.25%, 02/01/2030(b)	3,000	3,037
4.55%, 01/15/2031(b)	3,000	2,971
Ryder System, Inc., 4.90%, 12/01/2029	2,000	2,019
		25,934
Casinos & Gaming–0.00%
Las Vegas Sands Corp.,
5.30%, 05/15/2031	4,000	3,986
5.65%, 05/18/2033	3,000	3,001
		6,987
Principal Amount		Value
Coal & Consumable Fuels–0.30%
Rio Grande LNG LLC,
5.25%, 06/30/2031(b)	$106,000	$106,010
5.50%, 01/30/2034(b)	100,000	99,515
5.75%, 06/30/2036(b)	211,000	210,338
6.15%, 06/30/2041(b)	91,000	91,068
		506,931
Commercial & Residential Mortgage Finance–0.15%
Aviation Capital Group LLC,
6.25%, 04/15/2028(b)	2,000	2,047
6.75%, 10/25/2028(b)	3,000	3,118
4.25%, 04/30/2029(b)	2,000	1,968
4.80%, 10/24/2030(b)	1,000	991
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(d)	200,000	201,144
Radian Group, Inc., 6.20%, 05/15/2029	2,000	2,066
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	19,000	19,335
6.50%, 06/15/2034(b)	23,000	23,619
		254,288
Computer & Electronics Retail–0.00%
Dell International LLC/EMC Corp., 5.50%, 04/01/2035	1,000	1,020
Leidos, Inc.,
4.10%, 03/15/2029	2,000	1,967
5.75%, 03/15/2033	3,000	3,090
		6,077
Construction Machinery & Heavy Transportation Equipment– 0.13%
Caterpillar Financial Services Corp.,
3.75%, 02/23/2029	5,000	4,920
4.14% (SOFR + 0.49%), 02/23/2029(c)	4,000	4,001
Series L, 4.50%, 05/15/2031	12,000	11,947
Cummins, Inc., 4.70%, 02/15/2031	2,000	2,010
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	200,000	196,118
Westinghouse Air Brake Technologies Corp., 4.90%, 05/29/2030	2,000	2,013
		221,009
Construction Materials–0.19%
CEMEX S.A.B. de C.V. (Mexico), 5.75%, 06/05/2036	316,000	315,368
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	2,000	2,011
6.13%, 07/31/2032(b)	2,000	2,018
		319,397
Consumer Electronics–0.06%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	100,000	102,614
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Consumer Finance–0.05%
American Express Co.,
4.73%, 04/25/2029(d)	$2,000	$2,006
4.90% (SOFR + 1.26%), 04/25/2029(c)	3,000	3,031
4.35%, 07/20/2029(d)	2,000	1,990
4.45% (SOFR + 0.81%), 07/20/2029(c)	3,000	3,016
5.53%, 04/25/2030(d)	2,000	2,045
5.02%, 04/25/2031(d)	2,000	2,021
4.92%, 07/20/2033(d)	1,000	1,000
5.67%, 04/25/2036(d)	1,000	1,036
4.80%, 10/24/2036(d)	1,000	969
Capital One Financial Corp.,
7.15%, 10/29/2027(d)	2,000	2,016
4.49%, 09/11/2031(d)	3,000	2,944
FirstCash, Inc., 6.88%, 03/01/2032(b)	67,000	68,932
Synchrony Financial, 5.02%, 07/29/2029(d)	1,000	1,001
		92,007
Distillers & Vintners–0.00%
Constellation Brands, Inc.,
4.80%, 05/01/2030	3,000	3,010
4.90%, 05/01/2033	1,000	989
		3,999
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	3,000	3,096
4.95%, 08/15/2029	1,000	998
		4,094
Diversified Banks–14.96%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)	387,000	417,405
Banco Bilbao Vizcaya Argentaria S.A. (Spain),
7.13%(d)(e)	210,000	212,760
9.38%(d)(e)	200,000	218,499
Banco Santander S.A. (Spain),
4.60%, 04/15/2029	400,000	398,284
5.07%, 11/06/2030	200,000	196,869
4.87%, 04/15/2031	200,000	198,917
5.13%, 11/06/2035	200,000	196,160
5.44%, 04/15/2036	200,000	200,166
7.25%(d)(e)	200,000	203,388
9.63%(d)(e)	200,000	217,979
9.63%(d)(e)	200,000	235,812
Bank of America Corp.,
4.69% (SOFR + 1.05%), 02/04/2028(c)	2,000	2,005
4.95%, 07/22/2028(d)	2,000	2,008
4.47% (SOFR + 0.83%), 01/24/2029(c)	3,000	3,010
5.20%, 04/25/2029(d)	1,000	1,009
4.62%, 05/09/2029(d)	1,000	1,000
4.27%, 07/23/2029(d)	1,000	992
4.48%, 04/23/2030(d)	5,000	4,969
4.65% (SOFR + 1.01%), 01/24/2031(c)	2,000	2,014
5.16%, 01/24/2031(d)	1,000	1,014
Principal Amount		Value
Diversified Banks–(continued)
4.46%, 02/06/2032(d)	$2,000	$1,965
5.43%, 08/15/2035(d)	1,000	1,003
5.49%, 04/23/2037(d)	5,000	4,982
7.75%, 05/14/2038	98,000	117,087
6.63%(d)(e)	2,000	2,063
Series RR, 4.38%(d)(e)	4,000	3,987
Bank of Montreal (Canada),
Series J, 4.34%, 03/19/2030(d)	3,000	2,973
7.70%, 05/26/2084(d)	365,000	381,973
7.30%, 11/26/2084(d)	207,000	217,216
Bank of Nova Scotia (The) (Canada),
4.58%, 06/05/2029(d)	122,000	121,667
4.90%, 06/05/2032(d)	49,000	48,890
8.63%, 10/27/2082(d)	306,000	318,506
8.00%, 01/27/2084(d)	54,000	57,000
Barclays PLC (United Kingdom),
4.22%, 05/24/2030(d)	200,000	196,689
4.58% (SOFR + 0.93%), 05/24/2030(c)	200,000	200,334
4.91%, 06/26/2030(d)	216,000	215,999
4.52%, 02/24/2032(d)	201,000	196,456
5.10%, 06/26/2032(d)	379,000	378,724
5.59%, 06/26/2037(d)	323,000	322,676
BBVA Bancomer S.A. (Mexico), 5.40%, 06/03/2031(b)	200,000	202,750
BNP Paribas S.A. (France), 7.20%(b)(d)(e)	205,000	206,374
BPCE S.A. (France),
6.29%, 01/14/2036(b)(d)	250,000	261,303
6.35%, 01/13/2047(b)(d)	250,000	245,757
CaixaBank S.A. (Spain), 5.40%, 04/22/2037(b)(d)	200,000	198,110
Citigroup, Inc.,
4.78% (SOFR + 1.14%), 05/07/2028(c)	2,000	2,009
5.17%, 02/13/2030(d)	3,000	3,032
4.54%, 09/19/2030(d)	3,000	2,979
5.10% (SOFR + 1.46%), 05/07/2031(c)	6,000	6,108
4.50%, 09/11/2031(d)	1,000	987
6.17%, 05/25/2034(d)	1,000	1,044
5.41%, 09/19/2039(d)	1,000	989
6.63%(d)(e)	138,000	140,660
Series AA, 7.63%(d)(e)	51,000	53,015
Series BB, 7.20%(d)(e)	60,000	61,771
Series DD, 7.00%(d)(e)	68,000	70,957
Series JJ, 6.50%(d)(e)	352,000	356,259
Series Z, 7.38%(d)(e)	51,000	52,489
Cooperatieve Rabobank U.A. (Netherlands), 3.96%, 10/17/2028	250,000	247,605
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(d)	250,000	252,088
5.19%, 08/01/2032(b)(d)	390,000	391,949
4.82%, 09/25/2033(b)(d)	296,000	290,236
Danske Bank A/S (Denmark),
4.66%, 03/27/2029(b)(d)	200,000	200,053
5.00%, 03/27/2032(b)(d)	200,000	199,998
Depository Trust Co. (The), 4.30%, 03/27/2029(b)	261,000	259,869
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Deutsche Bank AG (Germany),
4.47%, 12/10/2031(d)	$156,000	$153,452
5.06%, 04/14/2032(d)	150,000	149,662
Federation des Caisses Desjardins du Quebec (Canada), 5.02%, 05/27/2031(b)	269,000	270,845
Fifth Third Bancorp,
6.34%, 07/27/2029(d)	2,000	2,067
5.98%, 01/30/2030(b)(d)	3,000	3,083
4.77%, 07/28/2030(d)	2,000	1,998
5.63%, 01/29/2032(d)	1,000	1,029
HSBC Holdings PLC (United Kingdom),
5.60%, 05/17/2028(d)	224,000	225,975
5.21%, 08/11/2028(d)	207,000	208,444
4.40%, 03/10/2030(d)	202,000	199,884
4.71%, 05/12/2030(d)	200,000	199,177
5.29%, 11/19/2030(d)	256,000	259,298
5.24%, 05/13/2031(d)	213,000	215,369
4.68%, 03/10/2032(d)	201,000	198,287
5.21%, 05/12/2034(d)	211,000	210,308
5.28%, 03/10/2037(d)	216,000	213,568
6.33%, 03/09/2044(d)	36,000	38,554
6.75%(d)(e)	201,000	202,421
6.88%(d)(e)	216,000	222,086
7.05%(d)(e)	232,000	238,266
ING Bank N.V. (Netherlands), 4.56%, 07/07/2029(b)	236,000	235,692
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(d)	200,000	203,151
5.42%, 03/23/2037(d)	254,000	254,723
Intesa Sanpaolo S.p.A. (Italy),
5.00%, 06/29/2030(b)(d)	201,000	201,265
5.20%, 06/29/2032(b)(d)	200,000	200,495
6.01%, 06/29/2037(b)(d)	250,000	251,762
JPMorgan Chase & Co.,
3.63%, 12/01/2027	2,000	1,978
5.57%, 04/22/2028(d)	3,000	3,025
4.85%, 07/25/2028(d)	2,000	2,006
4.92%, 01/24/2029(d)	2,000	2,010
5.30%, 07/24/2029(d)	1,000	1,013
6.09%, 10/23/2029(d)	2,000	2,061
5.01%, 01/23/2030(d)	2,000	2,014
5.58%, 04/22/2030(d)	1,000	1,022
4.41%, 04/23/2030(d)	9,000	8,925
5.00%, 07/22/2030(d)	2,000	2,014
4.60%, 10/22/2030(d)	3,000	2,987
5.14%, 01/24/2031(d)	3,000	3,034
5.10%, 04/22/2031(d)	2,000	2,023
4.26%, 10/22/2031(d)	2,000	1,956
4.35%, 01/22/2032(d)	3,000	2,940
4.62%, 04/23/2032(d)	5,000	4,943
5.72%, 09/14/2033(d)	2,000	2,065
5.34%, 01/23/2035(d)	1,000	1,015
Series W, 4.91% (3 mo. Term SOFR + 1.26%), 05/15/2047(c)	1,000	909
Series NN, 6.88%(d)(e)	2,000	2,096
Series PP, 6.10%(d)(e)	12,000	12,156
KeyCorp,
2.55%, 10/01/2029	3,000	2,806
5.31%, 01/28/2037(d)	1,000	986
Principal Amount		Value
Diversified Banks–(continued)
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(d)	$211,000	$207,234
6.63%(d)(e)	200,000	199,315
Macquarie Bank Ltd. (Australia),
4.11% (SOFR + 0.48%), 02/03/2028(b)(c)	3,000	3,003
5.82%, 06/10/2037(b)(d)	498,000	497,359
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	230,000	230,606
Mitsubishi Ufj Financial Group, Inc. (Japan),
4.85%, 04/21/2032(d)	207,000	206,072
5.33%, 04/21/2037(d)	62,000	61,855
5.87%, 04/21/2047(d)	200,000	202,064
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.12% (SOFR + 1.48%), 04/24/2031(c)	200,000	204,416
5.16%, 04/24/2031(d)	200,000	202,137
4.53%, 09/12/2031(d)	200,000	197,487
5.43%, 04/17/2035(d)	92,000	93,361
5.57%, 01/16/2036(d)	60,000	61,319
5.19%, 09/12/2036(d)	200,000	198,723
6.35%(d)(e)	256,000	255,532
8.20%(d)(e)	158,000	170,773
Mizuho Bank Ltd. (Japan),
5.19%, 04/16/2036(b)	200,000	198,806
5.77%, 04/16/2046(b)	200,000	200,415
Mizuho Financial Group, Inc. (Japan),
4.78%, 07/13/2030(d)	439,000	438,392
4.97%, 07/13/2032	394,000	392,842
5.34%, 07/13/2037(d)	508,000	504,798
5.82%, 07/13/2047(d)	505,000	499,365
Morgan Stanley Bank N.A., 4.62% (SOFR + 0.98%), 05/10/2030(c)	434,000	436,201
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(d)	250,000	249,761
4.21%, 02/08/2030(d)	250,000	246,769
4.41% (SOFR + 0.77%), 02/08/2030(c)	475,000	474,765
4.73%, 07/18/2031(d)	250,000	248,927
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(d)	198,000	202,839
Nordea Bank Abp (Finland), 6.30%(b)(d)(e)	200,000	201,844
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(d)	1,000	1,006
4.08%, 01/26/2029(d)	2,000	1,984
4.26% (SOFR + 0.62%), 01/26/2029(c)	2,000	2,001
5.58%, 06/12/2029(d)	1,000	1,018
4.32% (SOFR + 0.68%), 10/26/2029(c)	52,000	52,024
4.62%, 10/26/2029(d)	41,000	40,907
4.90%, 05/13/2031(d)	2,000	2,011
5.07%, 01/24/2034(d)	1,000	1,001
5.37%, 07/21/2036(d)	1,000	1,010
5.42%, 01/25/2041(d)	1,000	983
Series V, 6.20%(d)(e)	3,000	3,043
Series W, 6.25%(d)(e)	3,000	3,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Royal Bank of Canada (Canada),
4.35% (SOFR + 0.71%), 01/21/2027(c)	$2,000	$2,005
4.95%, 02/01/2029	2,000	2,027
5.00%, 02/01/2033	1,000	1,007
7.50%, 05/02/2084(d)(f)	338,000	352,824
6.50%, 11/24/2085(d)	211,000	208,828
6.50%, 05/24/2086(d)	143,000	142,298
Societe Generale S.A. (France), 4.86%, 07/07/2029(b)(d)	211,000	210,978
Standard Chartered PLC (United Kingdom),
6.19%, 07/06/2027(b)(d)	200,000	200,040
5.01%, 10/15/2030(b)(d)	200,000	200,840
5.24%, 05/13/2031(b)(d)	200,000	202,325
5.32% (SOFR + 1.68%), 05/13/2031(b)(c)	200,000	205,561
7.00%(b)(d)(e)	81,000	81,635
7.75%(b)(d)(e)	288,000	296,012
Sumitomo Mitsui Financial Group, Inc. (Japan),
4.93%, 07/07/2032(d)	200,000	199,371
5.14%, 07/07/2034(d)	201,000	200,722
5.30%, 07/07/2037(d)	200,000	198,858
5.75%, 07/07/2047(d)	205,000	203,934
6.60%(d)(e)	85,000	86,062
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	247,000	255,458
Truist Bank, 4.41% (SOFR + 0.77%), 07/24/2028(c)	368,000	368,327
U.S. Bancorp,
5.78%, 06/12/2029(d)	3,000	3,063
5.38%, 01/23/2030(d)	3,000	3,051
4.48%, 01/26/2032(d)	2,000	1,971
UBS AG (Switzerland),
4.14% (SOFR + 0.50%), 05/17/2027(c)	250,000	250,213
4.30%, 03/16/2029(d)	253,000	252,022
Wells Fargo & Co.,
5.71%, 04/22/2028(d)	2,000	2,018
4.81%, 07/25/2028(d)	2,000	2,006
5.01% (SOFR + 1.37%), 04/23/2029(c)	3,000	3,036
4.58%, 05/20/2029(d)	34,000	33,922
5.57%, 07/25/2029(d)	3,000	3,051
6.30%, 10/23/2029(d)	3,000	3,104
4.18%, 01/23/2030(d)	4,000	3,948
5.20%, 01/23/2030(d)	3,000	3,034
5.15%, 04/23/2031(d)	3,000	3,032
4.84%, 05/20/2032(d)	8,000	7,975
5.39%, 04/24/2034(d)	1,000	1,016
5.56%, 07/25/2034(d)	1,000	1,024
5.50%, 01/23/2035(d)	1,000	1,020
5.43%, 01/23/2047(d)	1,000	961
6.13%(d)(e)	7,000	7,086
6.85%(d)(e)	3,000	3,119
7.63%(d)(e)	3,000	3,158
Westpac Banking Corp. (Australia), 4.15%, 05/11/2028	274,000	273,068
		25,721,732
Principal Amount		Value
Diversified Capital Markets–1.30%
UBS Group AG (Switzerland),
5.43%, 02/08/2030(b)(d)	$200,000	$202,865
4.40%, 09/23/2031(b)(d)	200,000	196,051
5.01%, 03/23/2037(b)(d)	200,000	194,523
5.20%, 08/10/2037(b)(d)	203,000	199,902
6.88%(b)(d)(e)	558,000	559,787
7.00%(b)(d)(e)	200,000	200,904
7.13%(b)(d)(e)	226,000	228,161
Series 28, 9.25%(b)(d)(e)	200,000	215,360
Series 33, 9.25%(b)(d)(e)	201,000	232,284
		2,229,837
Diversified Financial Services–2.54%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.50%, 01/31/2056(d)	241,000	244,255
Aircastle Ltd./Aircastle Ireland DAC,
5.00%, 09/15/2030(b)	150,000	149,457
5.00%, 05/15/2031(b)	152,000	150,662
Amrize Finance US LLC,
4.70%, 04/07/2028	2,000	2,004
4.95%, 04/07/2030	1,000	1,007
Avilease Capital Ltd. (Saudi Arabia), 5.50%, 06/30/2031(b)	200,000	201,562
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	3,000	3,008
6.38%, 05/04/2028(b)	3,000	3,078
4.20%, 04/15/2029(b)	4,000	3,929
4.70%, 01/30/2031(b)	3,000	2,948
Citadel Finance LLC,
4.75%, 02/14/2029(b)	253,000	249,093
5.15%, 02/14/2031(b)	311,000	303,995
Citadel Securities Global Holdings LLC,
5.13%, 01/27/2032(b)	267,000	263,867
5.75%, 03/27/2036(b)	250,000	248,234
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	1,103,000	1,108,846
Gabon Blue Bond Master Trust (Gabon), Series 2, 6.10%, 08/01/2038(b)	341,000	340,442
GABX Leasing LLC, 4.63%, 04/15/2031(b)	3,000	2,959
Goodman US Finance Seven LLC (Australia), 5.25%, 04/28/2036(b)	1,000	983
Green Palm Bidco S.a.r.l. (Saudi Arabia), 6.46%, 06/30/2046(b)	205,000	207,795
Jackson Financial, Inc., 6.15%, 01/15/2037	38,000	37,921
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	30,000	31,034
6.13%, 11/01/2032(b)	107,000	107,072
6.75%, 05/01/2033(b)	209,000	215,042
LPL Holdings, Inc.,
5.70%, 05/20/2027	1,000	1,008
5.20%, 03/15/2030	2,000	2,014
5.15%, 06/15/2030	1,000	1,003
5.65%, 03/15/2035	1,000	994
LSEG US Fin Corp. (United Kingdom),
4.25%, 03/23/2029(b)	281,000	277,846
4.50%, 03/23/2031(b)	209,000	206,028
		4,368,086
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Metals & Mining–0.25%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	$1,000	$1,012
5.25%, 09/08/2030	2,000	2,044
Corp. Nacional del Cobre de Chile (Chile),
5.13%, 02/02/2033(b)	200,000	198,299
5.53%, 01/30/2037(b)	215,000	212,325
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	3,000	3,014
5.37%, 04/04/2029(b)	1,000	1,016
5.19%, 04/01/2030(b)	2,000	2,023
5.20%, 07/01/2033(b)	1,000	1,001
Rio Tinto Finance (USA) PLC (Australia), 5.00%, 03/14/2032	1,000	1,010
		421,744
Diversified REITs–0.00%
ERP Operating L.P., 4.95%, 06/15/2032	3,000	3,017
Goodman US Finance Eight LLC (Australia), 5.88%, 04/28/2046(b)	1,000	985
		4,002
Diversified Support Services–0.19%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	270,000	273,348
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	2,000	2,069
4.80%, 05/29/2029(b)	26,000	25,942
5.04%, 03/25/2030(b)	1,000	1,006
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	7,000	7,102
7.75%, 03/15/2031(b)	17,000	17,646
		327,113
Drug Retail–0.33%
CK Hutchison International (23) Ltd. (United Kingdom), 4.88%, 04/21/2033(b)	215,000	216,037
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	47,808	47,752
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	307,547
		571,336
Electric Utilities–2.10%
AEP Texas, Inc.,
3.95%, 06/01/2028(b)	162,000	160,235
5.70%, 05/15/2034	1,000	1,032
AEP Transmission Co. LLC, 5.38%, 06/15/2035	1,000	1,017
Alabama Power Co., Series C, 4.30%, 03/15/2031	2,000	1,968
Alexander Funding Trust II, 7.47%, 07/31/2028(b)	202,000	211,040
American Electric Power Co., Inc.,
5.75%, 11/01/2027	2,000	2,031
5.20%, 01/15/2029	2,000	2,031
Series C, 5.80%, 03/15/2056(d)	2,000	1,990
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	42,000	42,126
Principal Amount		Value
Electric Utilities–(continued)
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	$2,000	$2,013
6.19%, 06/01/2035(b)	1,000	1,037
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/2030	1,000	1,007
Chpe LLC,
4.88%, 06/30/2031(b)	33,000	32,943
5.10%, 06/30/2033(b)	9,000	8,979
5.35%, 06/30/2036(b)	38,000	37,895
5.88%, 06/29/2046(b)	26,000	26,169
Consolidated Edison Co. of New York, Inc., 5.50%, 03/15/2034	1,000	1,035
Constellation Energy Generation LLC,
4.55%, 06/01/2029	26,000	25,899
4.80%, 01/15/2032	9,000	8,927
5.30%, 06/01/2036	9,000	8,956
6.50%, 10/01/2053	3,000	3,221
5.88%, 01/15/2066	1,000	978
Duke Energy Carolinas LLC,
4.85%, 03/15/2030	1,000	1,009
5.15%, 06/15/2036	28,000	28,039
5.75%, 06/15/2056	51,000	50,973
Duke Energy Corp., 4.85%, 01/05/2029	2,000	2,012
Duke Energy Florida LLC, 4.20%, 12/01/2030	2,000	1,966
Edison International, 5.00%, 05/05/2028	4,000	4,006
Electricite de France S.A. (France),
5.25%, 04/22/2036(b)	371,000	364,353
6.38%, 01/13/2055(b)	84,000	85,835
6.13%, 04/22/2056(b)	285,000	281,347
6.25%, 04/22/2066(b)	178,000	175,956
9.13%(b)(d)(e)	200,000	232,307
Emera US Finance LLC,
4.50%, 04/01/2029	3,000	2,980
5.20%, 04/01/2033	2,000	1,992
Series A, 6.65% (5 yr. U.S. Treasury Yield Curve Rate + 2.87%), 10/01/2056	71,000	71,919
Series B, 6.85%, 10/01/2056(d)	55,000	56,318
Entergy Corp., 7.13%, 12/01/2054(d)	2,000	2,069
Entergy Louisiana LLC, 5.15%, 09/15/2034	1,000	1,011
Entergy Texas, Inc., 5.25%, 04/15/2035	1,000	1,005
Evergy Metro, Inc.,
4.95%, 04/15/2033	3,000	2,996
5.13%, 08/15/2035	1,000	992
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	1,000	994
Evergy, Inc., 4.25%, 03/15/2029	3,000	2,967
Exelon Corp.,
5.15%, 03/15/2029	2,000	2,028
5.13%, 03/15/2031	2,000	2,027
5.45%, 03/15/2034	1,000	1,020
5.88%, 03/15/2055	1,000	993
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	2,000	2,021
FirstEnergy Transmission LLC, 4.55%, 01/15/2030	2,000	1,986
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Florida Power & Light Co.,
4.80%, 05/15/2033	$2,000	$1,993
5.13%, 06/01/2036	12,000	12,022
5.75%, 06/01/2056	5,000	5,029
5.60%, 02/15/2066	1,000	964
5.90%, 06/01/2066	7,000	7,063
Georgia Power Co., 4.95%, 05/17/2033	3,000	3,019
Indiana Michigan Power Co., 5.60%, 03/15/2056	2,000	1,948
ITC Holdings Corp., 4.88%, 04/15/2031(b)	4,000	3,986
Monongahela Power Co., 4.45%, 08/15/2029(b)	3,000	2,985
Narragansett Electric Co. (The), 6.00%, 05/15/2056(b)	2,000	2,037
National Rural Utilities Cooperative Finance Corp.,
Series D, 4.07% (SOFR + 0.43%), 08/09/2027(c)	84,000	84,024
4.05%, 02/09/2029	51,000	50,344
4.85%, 02/07/2029	3,000	3,020
4.40%, 05/11/2029	36,000	35,852
5.00%, 02/07/2031	3,000	3,041
5.80%, 01/15/2033	2,000	2,100
5.75%, 04/20/2056	317,000	315,186
NextEra Energy Capital Holdings, Inc.,
4.90%, 03/15/2029	1,000	1,009
5.05%, 03/15/2030	2,000	2,026
Niagara Mohawk Power Corp., 4.65%, 10/03/2030(b)	3,000	2,981
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	2,000	1,977
4.96%, 04/30/2031(b)	4,000	3,957
5.75%, 01/15/2034(b)	60,000	59,563
5.88%, 05/15/2034(b)	50,000	49,761
6.00%, 01/15/2036(b)	51,000	50,866
6.13%, 05/15/2036(b)	50,000	50,045
Oncor Electric Delivery Co. LLC,
4.65%, 11/01/2029	1,000	1,001
5.65%, 11/15/2033	1,000	1,043
Pacific Gas and Electric Co.,
6.10%, 01/15/2029	3,000	3,090
5.05%, 11/15/2031	41,000	40,971
5.60%, 08/15/2036	43,000	43,030
6.00%, 05/01/2056	1,000	957
6.30%, 08/15/2056	40,000	39,866
PacifiCorp,
5.10%, 02/15/2029	2,000	2,019
5.30%, 02/15/2031	2,000	2,031
5.45%, 02/15/2034	1,000	1,012
5.80%, 01/15/2055	1,000	954
7.13%, 08/15/2056(d)	53,000	52,666
PG&E Corp., 7.38%, 03/15/2055(d)	188,000	191,690
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	1,000	1,004
5.15%, 05/15/2030	1,000	1,014
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	155,000	157,798
5.25%, 09/01/2034	1,000	1,005
Principal Amount		Value
Electric Utilities–(continued)
Puget Energy, Inc.,
7.00%, 09/15/2056(d)	$154,000	$155,862
7.25%, 09/15/2056(d)	149,000	152,184
Sierra Pacific Power Co., 5.90%, 03/15/2054	1,000	1,006
Southern Co. (The),
5.70%, 10/15/2032	3,000	3,121
6.00%, 04/01/2058(d)	3,000	3,008
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,046
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	1,000	1,009
Union Electric Co., 5.25%, 04/15/2035	1,000	1,011
Virginia Electric and Power Co., 5.00%, 04/01/2033	3,000	3,016
Vistra Operations Co. LLC,
5.05%, 12/30/2026(b)	2,000	2,003
4.60%, 10/15/2030(b)	2,000	1,969
4.70%, 01/31/2031(b)	2,000	1,963
7.75%, 10/15/2031(b)	2,000	2,093
6.88%, 04/15/2032(b)	4,000	4,145
6.95%, 10/15/2033(b)	1,000	1,089
6.00%, 04/15/2034(b)	1,000	1,031
Wisconsin Electric Power Co., 4.15%, 10/15/2030	2,000	1,962
Wisconsin Public Service Corp., 4.25%, 01/15/2031	3,000	2,956
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000	1,003
		3,607,076
Electrical Components & Equipment–0.08%
EnerSys, 4.38%, 12/15/2027(b)	7,000	6,973
Hubbell, Inc.,
4.65%, 06/15/2031	51,000	50,810
4.90%, 06/15/2033	55,000	54,603
5.15%, 06/15/2036	15,000	14,939
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	1,000	1,001
5.25%, 04/30/2032(b)	1,000	1,018
Regal Rexnord Corp.,
6.30%, 02/15/2030	2,000	2,088
6.40%, 04/15/2033	2,000	2,124
Vertiv Group Corp., 4.13%, 11/15/2028(b)	4,000	3,963
Vertiv Holdings Co.,
5.65%, 03/15/2046	1,000	979
5.80%, 03/15/2056	4,000	3,940
5.95%, 03/15/2066	2,000	1,982
		144,420
Electronic Components–0.00%
Amphenol Corp.,
4.13%, 11/15/2030	2,000	1,961
4.40%, 02/15/2033	1,000	973
Tyco Electronics Group S.A. (Switzerland), 4.50%, 02/09/2031	3,000	2,983
		5,917
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Electronic Equipment & Instruments–0.00%
Keysight Technologies, Inc., 5.35%, 07/30/2030	$2,000	$2,039
Electronic Manufacturing Services–0.02%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	30,000	30,707
Jabil, Inc., 4.75%, 02/01/2033	3,000	2,930
		33,637
Environmental & Facilities Services–0.13%
GFL Environmental Holdings (US), Inc., 5.63%, 07/01/2031(b)	183,000	183,121
Republic Services, Inc.,
4.88%, 04/01/2029	3,000	3,028
5.00%, 12/15/2033	1,000	1,012
Veralto Corp.,
5.50%, 09/18/2026	2,000	2,004
5.35%, 09/18/2028	2,000	2,028
4.85%, 01/15/2032	22,000	21,971
Waste Connections, Inc., 4.80%, 07/15/2036	2,000	1,947
		215,111
Fertilizers & Agricultural Chemicals–0.42%
ICL Group Ltd. (Israel), 6.04%, 06/16/2036(b)	251,000	251,024
Mosaic Co. (The),
4.35%, 01/15/2029	2,000	1,982
4.60%, 11/15/2030	2,000	1,980
Nutrien Ltd. (Canada),
4.85%, 05/29/2031	38,000	37,975
5.35%, 05/29/2036	14,000	13,976
OCP S.A. (Morocco),
6.70%, 03/01/2036(b)	202,000	211,164
6.74%(b)(d)(e)	200,000	198,867
		716,968
Financial Exchanges & Data–0.00%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	1,000	987
4.20%, 03/15/2031	4,000	3,926
MSCI, Inc., 5.25%, 09/01/2035	1,000	979
Nasdaq, Inc., 5.35%, 06/28/2028	2,000	2,027
		7,919
Food Distributors–0.00%
Sysco Corp., 5.10%, 09/23/2030	3,000	3,030
Forest Products–0.01%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	1,000	997
4.60%, 05/15/2031(b)	5,000	4,960
4.95%, 06/30/2032(b)	2,000	2,007
4.90%, 05/15/2033(b)	1,000	995
		8,959
Gas Utilities–0.19%
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	1,000	1,024
Snam S.p.A. (Italy), 5.00%, 05/28/2030(b)	209,000	210,151
Principal Amount		Value
Gas Utilities–(continued)
Southern California Gas Co., 5.90%, 06/01/2056	$55,000	$55,834
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,040
Venture Global Calcasieu Pass LLC, 6.00%, 05/01/2036(b)	48,000	48,546
		318,595
Health Care Distributors–0.01%
Cardinal Health, Inc., 4.50%, 09/15/2030	3,000	2,976
Cencora, Inc.,
3.95%, 02/13/2029	2,000	1,966
4.25%, 11/15/2030	3,000	2,939
5.13%, 02/15/2034	1,000	1,005
McKesson Corp.,
4.25%, 09/15/2029	2,000	1,981
4.65%, 05/30/2030	3,000	3,003
4.95%, 05/30/2032	3,000	3,027
		16,897
Health Care Equipment–0.01%
Abbott Laboratories,
3.70%, 03/09/2029	3,000	2,943
5.50%, 03/15/2056	2,000	1,960
5.60%, 03/15/2066	3,000	2,942
Augusta SpinCo Corp.,
4.40%, 03/23/2029	5,000	4,965
4.66%, 03/23/2031	3,000	2,979
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	2,000	2,003
Stryker Corp.,
4.25%, 09/11/2029	3,000	2,975
4.85%, 02/10/2030	1,000	1,008
		21,775
Health Care Facilities–0.00%
Adventist Health System, 5.76%, 12/01/2034	1,000	1,021
Ascension Health, Series 2025, 4.29%, 11/15/2030	4,000	3,943
Universal Health Services, Inc., 4.63%, 10/15/2029	2,000	1,976
UPMC, 5.04%, 05/15/2033	1,000	993
		7,933
Health Care REITs–0.00%
DOC DR LLC, 4.30%, 03/15/2027	2,000	1,998
Omega Healthcare Investors, Inc., 5.20%, 07/01/2030	2,000	2,010
Ventas Realty L.P., 5.00%, 02/15/2036	1,000	983
		4,991
Health Care Services–0.59%
Cigna Group (The), 4.50%, 09/15/2030	3,000	2,982
CommonSpirit Health,
4.35%, 09/01/2030	4,000	3,913
5.32%, 12/01/2034	1,000	1,002
4.98%, 09/01/2035	1,000	971
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
5.00%, 01/30/2029	$1,000	$1,009
5.25%, 01/30/2031	1,000	1,017
5.00%, 09/15/2032	3,000	3,008
6.75%, 12/10/2054(d)	19,000	19,803
7.00%, 03/10/2055(d)	340,000	353,138
6.00%, 06/01/2063	1,000	978
HCA, Inc., 4.30%, 11/15/2030	2,000	1,957
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	201,601
5.85%, 05/08/2029	209,000	213,597
6.00%, 05/08/2034	200,000	205,629
Laboratory Corp. of America Holdings, 4.35%, 04/01/2030	1,000	987
Quest Diagnostics, Inc., 6.40%, 11/30/2033	1,000	1,081
		1,012,673
Health Care Supplies–0.02%
Medline Borrower LP/Medline Co-Issuer, Inc.,
5.00%, 06/15/2031(b)	34,000	33,857
5.25%, 06/15/2033(b)	5,000	4,973
		38,830
Heavy Electrical Equipment–0.01%
GE Vernova, Inc.,
4.25%, 02/04/2031	4,000	3,938
4.88%, 02/04/2036	3,000	2,954
5.50%, 02/04/2056	2,000	1,941
		8,833
Highways & Railtracks–0.00%
Burlington Northern Santa Fe LLC, 5.55%, 03/15/2056	1,000	980
Home Improvement Retail–0.00%
Home Depot, Inc. (The),
4.90%, 04/15/2029	1,000	1,013
3.95%, 09/15/2030	2,000	1,962
Lowe’s Cos., Inc.,
5.80%, 09/15/2062	1,000	976
5.85%, 04/01/2063	1,000	987
		4,938
Hotel & Resort REITs–0.00%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	2,000	2,026
4.75%, 03/15/2033	3,000	2,946
4.95%, 01/15/2035	1,000	981
		5,953
Hotels, Resorts & Cruise Lines–0.13%
Airbnb, Inc.,
4.40%, 03/16/2029	2,000	1,990
4.65%, 03/16/2031	3,000	2,981
5.25%, 03/16/2036	2,000	1,993
Carnival Corp. Ltd.,
7.00%, 08/15/2029(b)	1,000	1,037
5.75%, 03/15/2030(b)	5,000	5,064
5.88%, 06/15/2031(b)	62,000	63,149
5.75%, 08/01/2032(b)	47,000	47,518
Principal Amount		Value
Hotels, Resorts & Cruise Lines–(continued)
Expedia Group, Inc., 5.50%, 04/15/2036	$3,000	$2,971
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	25,000	25,293
6.13%, 04/01/2032(b)	5,000	5,069
5.75%, 09/15/2033(b)	36,000	36,153
Marriott International, Inc.,
4.88%, 05/15/2029	3,000	3,026
4.80%, 03/15/2030	2,000	2,009
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	23,000	22,872
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	1,000	1,022
6.00%, 02/01/2033(b)	2,000	2,029
		224,176
Independent Power Producers & Energy Traders–0.09%
AES Corp. (The),
5.20%, 07/15/2029	33,000	33,194
5.75%, 07/15/2033	15,000	15,095
Vistra Corp., 7.00%(b)(d)(e)	17,000	17,176
VoltaGrid LLC, 7.38%, 11/01/2030(b)	83,000	86,208
		151,673
Industrial Conglomerates–0.64%
Eaton Corp.,
3.85%, 03/06/2028	522,000	517,137
3.95%, 03/06/2029	200,000	197,162
4.80%, 03/06/2036	200,000	196,300
5.45%, 03/06/2056	200,000	196,449
		1,107,048
Industrial Machinery & Supplies & Components–0.13%
ESAB Corp., 5.63%, 04/01/2031(b)	108,000	108,387
Flowserve Corp., 5.70%, 05/15/2036	1,000	1,005
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	2,000	2,013
5.40%, 08/14/2028	1,000	1,015
Nordson Corp.,
5.60%, 09/15/2028	1,000	1,019
5.80%, 09/15/2033	1,000	1,042
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	1,000	1,029
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	95,000	92,746
Xylem, Inc.,
5.20%, 06/01/2033	5,000	5,069
5.45%, 06/01/2036	2,000	2,038
		215,363
Insurance Brokers–0.01%
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	1,000	1,008
5.00%, 02/15/2032	3,000	3,009
6.75%, 02/15/2054	1,000	1,098
Marsh & McLennan Cos., Inc., 4.95%, 03/15/2036	2,000	1,967
Willis North America, Inc., 4.55%, 03/15/2031	4,000	3,929
		11,011
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Integrated Oil & Gas–0.85%
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	$11,000	$10,098
8.88%, 01/13/2033	233,000	255,314
5.88%, 05/28/2045	12,000	9,921
Eni S.p.A. (Italy), 5.25%, 05/18/2036(b)	69,000	67,883
Occidental Petroleum Corp.,
6.45%, 09/15/2036	1,000	1,073
4.63%, 06/15/2045	1,000	856
Petroleos Mexicanos (Mexico), 5.95%, 01/28/2031	35,000	34,615
SA Global Sukuk Ltd. (Saudi Arabia), 4.13%, 09/17/2030(b)	425,000	412,328
Saudi Arabian Oil Co. (Saudi Arabia),
4.00%, 02/02/2029(b)	200,000	196,624
4.75%, 06/02/2030(b)	214,000	213,239
5.38%, 06/02/2035(b)	253,000	255,055
		1,457,006
Integrated Telecommunication Services–0.47%
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031(b)	57,000	56,954
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	113,000	121,967
AT&T, Inc.,
4.30%, 02/15/2030	1,000	987
5.40%, 02/15/2034	1,000	1,014
6.05%, 08/15/2056	1,000	972
6.20%, 10/30/2056	3,000	2,968
6.30%, 10/30/2066	2,000	1,984
Bell Canada (Canada),
6.88%, 09/15/2055(d)	29,000	29,659
7.00%, 09/15/2055(d)	11,000	11,370
Cipher Compute LLC, 7.13%, 11/15/2030(b)	99,000	103,037
Comcast Corp., 5.50%, 11/15/2032	1,000	1,028
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, 5.70%, 04/15/2036(b)	21,000	19,974
TELUS Corp. (Canada),
6.38%, 06/09/2056(d)	57,000	57,032
6.63%, 06/09/2056(d)	125,000	124,747
Verizon Communications, Inc.,
5.25%, 04/02/2035	1,000	1,000
5.88%, 11/30/2055	1,313	1,275
6.20%, 05/14/2056(d)	12,000	12,136
6.05%, 05/14/2058(d)	9,000	9,086
6.00%, 11/30/2065	1,000	970
WULF Compute LLC, 7.75%, 10/15/2030(b)	46,000	48,344
Yondr JK 1 LLC, 6.88%, 06/30/2031(b)	38,000	38,124
Zegona Finance PLC (United Kingdom), 8.63%, 07/15/2029(b)	159,000	166,085
		810,713
Principal Amount		Value
Interactive Media & Services–0.21%
Alphabet, Inc.,
4.10%, 02/15/2031	$4,000	$3,931
4.38%, 11/15/2032	3,000	2,956
4.40%, 02/15/2033	1,000	979
4.80%, 02/15/2036	3,000	2,950
5.35%, 11/15/2045	1,000	971
5.65%, 02/15/2056	4,000	3,950
5.30%, 05/15/2065	1,000	918
Flutter Treasury DAC (United Kingdom), 5.88%, 06/04/2031(b)	281,000	280,151
Match Group Holdings II LLC, 6.13%, 09/15/2033(b)	48,000	47,471
Meta Platforms, Inc.,
4.55%, 08/15/2031	1,000	996
4.88%, 05/15/2033	6,000	5,948
5.25%, 05/15/2036	4,000	3,973
6.20%, 05/15/2046	2,000	2,002
5.63%, 11/15/2055	1,000	907
6.30%, 05/15/2056	2,000	1,992
5.55%, 08/15/2064	1,000	874
6.45%, 05/15/2066	5,000	4,942
		365,911
Internet Services & Infrastructure–0.83%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	923,000	942,059
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	102,000	102,738
9.00%, 02/01/2031(b)	37,000	36,610
9.75%, 10/01/2031(b)	88,000	87,868
9.63%, 07/15/2032(b)	99,000	97,644
Edged Compute LLC, 7.50%, 04/30/2031(b)	158,000	154,110
		1,421,029
Investment Banking & Brokerage–0.30%
Charles Schwab Corp. (The),
4.74%, 05/21/2030(d)	28,000	28,059
4.34%, 11/14/2031(d)	3,000	2,951
5.49%, 05/21/2037(d)	7,000	7,097
Series K, 5.00%(d)(e)	2,000	2,000
Series L, 6.10%(d)(e)	10,000	10,007
Goldman Sachs Group, Inc. (The),
4.93% (SOFR + 1.29%), 04/23/2028(c)	3,000	3,018
4.15%, 01/21/2029(d)	5,000	4,958
4.59%, 04/20/2030(d)	4,000	3,978
5.73%, 04/25/2030(d)	3,000	3,075
5.05%, 07/23/2030(d)	2,000	2,012
4.69%, 10/23/2030(d)	2,000	1,991
5.21%, 01/28/2031(d)	3,000	3,033
5.22%, 04/23/2031(d)	3,000	3,030
4.37%, 10/21/2031(d)	3,000	2,935
4.97%, 06/03/2032(d)	29,000	28,990
5.09%, 04/20/2034(d)	5,000	4,981
4.94%, 10/21/2036(d)	1,000	971
5.43%, 06/03/2037(d)	33,000	33,126
5.39%, 02/02/2041(d)	3,000	2,923
Series V, 4.13%(d)(e)	17,000	16,927
Series W, 7.50%(d)(e)	77,000	81,058
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Investment Banking & Brokerage–(continued)
Series X, 7.50%(d)(e)	$109,000	$114,385
Morgan Stanley,
5.12%, 02/01/2029(d)	3,000	3,019
4.99%, 04/12/2029(d)	2,000	2,011
5.16%, 04/20/2029(d)	3,000	3,024
5.45%, 07/20/2029(d)	2,000	2,027
6.41%, 11/01/2029(d)	2,000	2,071
4.24%, 01/09/2030(d)	5,000	4,935
5.17%, 01/16/2030(d)	3,000	3,027
5.04%, 07/19/2030(d)	2,000	2,014
4.65%, 10/18/2030(d)	2,000	1,990
5.19%, 04/17/2031(d)	3,000	3,032
4.49%, 01/16/2032(d)	2,000	1,962
4.71%, 03/12/2032(d)	5,000	4,939
4.81%, 04/16/2032(d)	3,000	2,977
5.25%, 04/21/2034(d)	1,000	1,007
5.32%, 07/19/2035(d)	1,000	1,005
5.30%, 04/10/2037(d)	4,000	3,982
5.95%, 01/19/2038(d)	3,000	3,088
5.90%, 03/13/2047(d)	4,000	4,045
Series I, 4.36%, 10/22/2031(d)	1,000	978
Robinhood Markets, Inc., Conv., 0.00%, 10/01/2029(b)(g)	94,000	94,230
		506,868
IT Consulting & Other Services–0.59%
International Business Machines Corp.,
4.00%, 02/03/2029	103,000	101,802
4.80%, 02/10/2030(f)	382,000	383,950
4.30%, 02/03/2031	302,000	297,003
5.20%, 02/10/2035	54,000	54,199
5.70%, 02/10/2055	3,000	2,875
5.80%, 02/03/2056	180,000	174,727
		1,014,556
Leisure Facilities–0.00%
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	5,000	4,997
Leisure Products–0.06%
Brunswick Corp., 5.85%, 03/18/2029	3,000	3,070
Hasbro, Inc., 4.65%, 03/12/2031	3,000	2,963
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	98,000	98,202
		104,235
Life & Health Insurance–2.23%
American National Global Funding,
5.00%, 06/22/2029(b)	159,000	158,536
5.55%, 01/28/2030(b)	2,000	2,032
Athene Global Funding, 5.58%, 01/09/2029(b)	1,000	1,015
Constellation Global Funding, 4.85%, 10/22/2030(b)	2,000	1,960
Corebridge Global Funding,
5.90%, 09/19/2028(b)	1,000	1,024
5.20%, 01/12/2029(b)	1,000	1,010
4.80%, 05/29/2029(b)	29,000	28,959
5.20%, 06/24/2029(b)	2,000	2,019
Principal Amount		Value
Life & Health Insurance–(continued)
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(d)(e)	$200,000	$203,882
GA Global Funding Trust,
5.50%, 01/08/2029(b)	80,000	80,845
4.50%, 09/18/2030(b)	375,000	363,576
Grand River Funding Trust I, 6.31%, 02/15/2036(b)	200,000	200,710
Grand River Funding Trust II, 7.28%, 02/15/2056(b)	168,000	174,565
High Street Funding Trust III, 5.81%, 02/15/2055(b)	105,000	103,165
Jackson National Life Global Funding, 4.85%, 06/23/2028(b)	573,000	571,535
Lincoln Financial Global Funding,
4.63%, 08/18/2030(b)	3,000	2,969
4.95%, 05/21/2031(b)	11,000	10,957
Lincoln National Corp., 6.80%, 07/15/2056(d)	129,000	128,905
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	784,000	707,952
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	200,000	198,741
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(d)	226,000	229,411
6.50%, 04/30/2055(b)(d)	200,000	209,877
Northwestern Mutual Global Funding, 4.74%, 06/30/2031(b)	11,000	10,971
Northwestern Mutual Life Insurance Co. (The), 6.05%, 06/30/2056(b)	8,000	8,147
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	149,005
Principal Financial Group, Inc., 5.30%, 01/15/2037	9,000	8,919
Protective Life Corp., 4.70%, 01/15/2031(b)	4,000	3,945
Protective Life Global Funding, 4.83%, 04/14/2031(b)	279,000	277,803
		3,842,435
Life Sciences Tools & Services–0.00%
Thermo Fisher Scientific, Inc.,
4.22%, 02/12/2031	3,000	2,947
4.55%, 06/15/2033	2,000	1,965
		4,912
Managed Health Care–0.00%
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	3,000	3,041
5.30%, 02/15/2030	2,000	2,046
5.35%, 02/15/2033	1,000	1,027
		6,114
Marine Transportation–0.05%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	1,000	1,044
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	42,000	40,794
6.25%, 09/15/2033(b)	41,000	39,842
		81,680
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Metal, Glass & Plastic Containers–0.13%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	$112,000	$113,749
5.44%, 04/03/2034	103,000	104,793
		218,542
Movies & Entertainment–0.00%
Netflix, Inc., 5.40%, 08/15/2054	1,000	961
Multi-Family Residential REITs–0.00%
Mid-America Apartments L.P., 5.30%, 02/15/2032	2,000	2,045
UDR, Inc., 5.13%, 09/01/2034	1,000	998
		3,043
Multi-line Insurance–0.17%
AEGON Funding Co. LLC, 5.63%, 05/07/2036	4,000	3,982
Guardian Life Global Funding, 4.81%, 06/01/2031(b)	46,000	46,001
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	242,779
		292,762
Multi-Utilities–0.21%
Dominion Energy, Inc.,
5.38%, 11/15/2032	2,000	2,044
5.35%, 06/15/2036	31,000	31,051
6.00%, 02/15/2056(d)	3,000	3,015
DTE Energy Co.,
4.95%, 07/01/2027	2,000	2,010
Series C, 6.20%, 07/01/2058(d)	88,000	88,771
ENGIE S.A. (France), 5.25%, 04/10/2029(b)	204,000	207,080
NiSource, Inc.,
5.25%, 03/30/2028	3,000	3,034
4.75%, 05/18/2031	5,000	4,981
5.30%, 05/18/2036	4,000	4,004
5.85%, 04/01/2055	1,000	992
Sempra, 6.88%, 10/01/2054(d)	3,000	3,071
WEC Energy Group, Inc.,
5.15%, 10/01/2027	2,000	2,015
4.75%, 01/15/2028	5,000	5,014
		357,082
Office REITs–0.09%
Boston Properties L.P.,
Conv., 2.00%, 10/01/2030(b)	148,000	143,856
5.75%, 01/15/2035	1,000	1,010
COPT Defense Properties L.P., 4.50%, 10/15/2030	2,000	1,971
Cousins Properties L.P.,
5.38%, 02/15/2032	2,000	2,030
5.88%, 10/01/2034	2,000	2,047
Piedmont Operating Partnership L.P.,
6.88%, 07/15/2029	2,000	2,088
5.63%, 01/15/2033	2,000	1,992
		154,994
Principal Amount		Value
Oil & Gas Equipment & Services–0.06%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
4.05%, 03/11/2029	$4,000	$3,944
4.35%, 06/15/2031	4,000	3,920
Bristow Group, Inc., 6.75%, 02/01/2033(b)	91,000	91,330
		99,194
Oil & Gas Exploration & Production–0.03%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	23,000	23,930
Diamondback Energy, Inc.,
5.20%, 04/18/2027	3,000	3,018
5.15%, 01/30/2030	1,000	1,014
5.90%, 04/18/2064	1,000	976
EOG Resources, Inc.,
4.40%, 07/15/2028	1,000	999
5.35%, 01/15/2036	1,000	1,011
Expand Energy Corp., 5.38%, 03/15/2030	3,000	3,012
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.88%, 05/15/2034(b)	4,000	3,895
7.25%, 02/15/2035(b)	11,000	10,837
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	2,000	2,059
		50,751
Oil & Gas Refining & Marketing–0.09%
Sunoco L.P.,
5.63%, 03/15/2031(b)	42,000	41,711
5.88%, 03/15/2034(b)	64,000	63,160
7.88%(b)(d)(e)	53,000	55,151
		160,022
Oil & Gas Storage & Transportation–1.03%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	36,000	36,788
5.75%, 10/15/2033(b)	115,000	113,956
Cheniere Energy Partners L.P.,
5.95%, 06/30/2033	1,000	1,045
5.35%, 11/30/2036(b)	20,000	19,906
6.05%, 11/30/2056(b)	11,000	11,119
Cheniere Energy, Inc., 5.20%, 07/30/2036(b)	1,000	985
Columbia Pipelines Holding Co. LLC,
6.06%, 08/15/2026(b)	3,000	3,002
5.10%, 10/01/2031(b)	1,000	1,002
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	1,000	956
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	1,000	1,033
5.45%, 03/27/2036	2,000	2,022
7.63%, 01/15/2083(d)	2,000	2,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.10%, 12/01/2028	$2,000	$2,063
6.40%, 12/01/2030	2,000	2,118
4.55%, 01/15/2031	3,000	2,962
5.35%, 01/15/2036	1,000	996
8.00%, 05/15/2054(d)	70,000	74,345
7.13%, 10/01/2054(d)	291,000	300,293
6.50%, 02/15/2056(d)	171,000	172,520
Enterprise Products Operating LLC,
4.30%, 06/20/2028	3,000	2,990
4.60%, 01/15/2031	4,000	3,988
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	209,419
6.13%, 02/23/2038(b)	200,000	207,243
6.51%, 02/23/2042(b)	200,000	211,396
Kinder Morgan, Inc.,
5.15%, 06/01/2030	1,000	1,017
4.80%, 02/01/2033	2,000	1,981
5.20%, 06/01/2033	1,000	1,014
5.85%, 06/01/2035	1,000	1,046
MPLX L.P.,
4.80%, 02/15/2031	3,000	2,989
5.00%, 01/15/2033	3,000	2,982
5.40%, 09/15/2035	1,000	998
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	19,000	19,788
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	10,000	10,133
South Bow Canadian Infrastructure Holdings Ltd. (Canada), 7.63%, 03/01/2055(d)	67,000	70,207
South Bow USA Infrastructure Holdings LLC (Canada),
5.03%, 10/01/2029	2,000	2,007
5.58%, 10/01/2034	1,000	997
6.18%, 10/01/2054	1,000	957
Southern Co. Gas Capital Corp.,
Series A, 4.05%, 09/15/2028	1,000	990
Series B, 5.10%, 09/15/2035	1,000	992
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	39,000	40,144
TransCanada Pipelines Ltd. (Canada),
6.13%, 10/17/2056(d)	2,000	2,023
6.38%, 10/17/2056(d)	2,000	2,024
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	36,000	38,765
9.88%, 02/01/2032(b)	14,000	14,951
6.38%, 12/15/2034(b)	46,667	45,890
6.63%, 06/15/2036(b)	39,333	38,792
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	14,000	15,371
6.50%, 01/15/2034(b)	11,000	11,467
7.75%, 05/01/2035(b)	25,000	28,049
6.75%, 01/15/2036(b)	11,000	11,669
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Western Midstream Operating L.P.,
4.80%, 03/01/2031	$4,000	$3,957
6.15%, 04/01/2033	1,000	1,043
5.45%, 11/15/2034	1,000	995
5.50%, 12/15/2035	1,000	990
Williams Cos., Inc. (The),
5.30%, 08/15/2028	2,000	2,029
4.80%, 11/15/2029	1,000	1,004
5.65%, 03/15/2033	1,000	1,030
5.80%, 11/15/2054	1,000	978
		1,763,586
Packaged Foods & Meats–0.15%
Campbell’s Co. (The),
5.20%, 03/21/2029	2,000	2,019
5.40%, 03/21/2034	1,000	985
Mars, Inc.,
4.80%, 03/01/2030(b)	1,000	1,003
5.00%, 03/01/2032(b)	1,000	1,007
McCormick & Co., Inc., 4.15%, 02/15/2029	3,000	2,968
Minerva Luxembourg S.A. (Brazil), 7.50%, 04/22/2036(b)	265,000	252,996
Post Holdings, Inc., 6.25%, 10/15/2034(b)	4,000	3,932
		264,910
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	4,000	3,908
Passenger Airlines–0.14%
American Airlines Pass-Through Trust,
Series 2021-1, Class A, 2.88%, 07/11/2034	812	733
Series B, 5.65%, 11/11/2034	1,000	992
5.75%, 05/10/2035	5,000	4,986
Series A, 4.90%, 05/11/2038	3,000	2,933
5.25%, 11/10/2038	22,000	21,899
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	2,000	1,984
5.31%, 10/20/2031(b)	2,000	1,979
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	765	701
Delta Air Lines, Inc.,
4.95%, 07/10/2028	3,000	3,012
5.25%, 07/10/2030	2,000	2,023
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	3,959	3,956
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	185,000	183,295
5.38%, 03/01/2031	12,000	11,929
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	934	945
		241,367
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Passenger Ground Transportation–0.00%
Uber Technologies, Inc.,
4.30%, 01/15/2030	$1,000	$989
4.15%, 01/15/2031	2,000	1,954
		2,943
Pharmaceuticals–0.41%
AstraZeneca Finance LLC (United Kingdom),
4.85%, 02/26/2029	1,000	1,010
4.90%, 02/26/2031	3,000	3,042
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	3,000	3,137
6.40%, 11/15/2063	1,000	1,098
Eli Lilly and Co., 3.99% (SOFR + 0.35%), 05/20/2028(c)	33,000	33,005
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	151,000	149,482
4.38%, 10/15/2030(b)	296,000	292,183
4.63%, 10/15/2032(b)	150,000	147,319
Merck & Co., Inc.,
4.15%, 03/15/2031	4,000	3,925
4.65%, 05/22/2031	16,000	16,031
4.45%, 12/04/2032	2,000	1,969
4.95%, 05/22/2033	5,000	5,034
5.20%, 05/22/2036	10,000	10,128
5.75%, 05/22/2046	7,000	7,127
5.85%, 05/22/2056	4,000	4,100
5.70%, 12/04/2065	1,000	992
Novartis Capital Corp.,
4.40%, 03/18/2031	5,000	4,965
4.60%, 03/18/2033	2,000	1,982
5.60%, 03/18/2046	1,000	1,010
Pfizer, Inc.,
4.20%, 11/15/2030	4,000	3,950
5.60%, 11/15/2055	3,000	2,980
5.70%, 11/15/2065	1,000	981
Zoetis, Inc., 4.15%, 08/17/2028	3,000	2,981
		698,431
Property & Casualty Insurance–0.14%
American International Group, Inc., 4.85%, 05/07/2030	1,000	1,006
Asurion LLC and Asurion Co-Issuer, Inc., 8.38%, 02/01/2034(b)	34,000	31,498
Chubb INA Holdings LLC, 5.30%, 05/20/2036	5,000	5,053
Sompo Holdings, Inc. (Japan), 5.41%, 04/22/2037(b)(d)	200,000	196,438
Travelers Cos., Inc. (The), 5.05%, 07/24/2035	1,000	998
		234,993
Rail Transportation–0.00%
Canadian Pacific Railway Co. (Canada), 4.00%, 03/15/2029	4,000	3,942
Real Estate Development–0.00%
Essential Properties L.P., 5.40%, 12/01/2035	1,000	990
Prologis Targeted U.S. Logistics Fund L.P., 4.25%, 01/15/2031(b)	3,000	2,927
		3,917
Principal Amount		Value
Regional Banks–0.53%
Citizens Financial Group, Inc., 5.30%, 01/29/2036(d)	$3,000	$2,972
CoBank, ACB, Series N, 6.75%(d)(e)	256,000	257,990
Huntington Bancshares, Inc.,
4.62%, 01/28/2032(d)	3,000	2,951
5.61%, 01/28/2041(d)	2,000	1,961
M&T Bank Corp., 5.30%, 04/18/2036(d)	13,000	12,883
Pinnacle Bank, 5.63%, 02/15/2028	250,000	252,629
Pinnacle Financial Partners, Inc.,
6.17%, 11/01/2030(d)	2,000	2,048
5.60%, 05/19/2032(d)	3,000	3,010
Regions Financial Corp., 5.72%, 06/06/2030(d)	1,000	1,027
Santander Holdings USA, Inc.,
5.04%, 06/05/2030(d)	49,000	48,996
5.22%, 06/05/2032(d)	44,000	43,904
5.70%, 06/05/2037(d)	26,000	25,989
Zions Bancorporation N.A., 4.70%, 08/18/2028(d)	259,000	258,611
		914,971
Reinsurance–0.18%
Argentum Netherlands B.V. for Swiss Re Ltd. (Switzerland), 5.63%, 08/15/2052(b)(d)	204,000	204,726
Enstar Group Ltd., 6.69%, 07/15/2037(b)(d)	98,000	98,255
Fortitude Global Funding, 4.63%, 10/06/2028(b)	2,000	1,979
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	2,000	2,045
RGA Global Funding, 5.00%, 08/25/2032(b)	3,000	2,973
		309,978
Renewable Electricity–0.05%
Idaho Power Co., 5.20%, 08/15/2034	1,000	1,013
Southern Power Co.,
Series A, 4.25%, 10/01/2030	3,000	2,948
4.80%, 06/15/2031	85,000	84,790
Series B, 4.90%, 10/01/2035	1,000	971
		89,722
Research & Consulting Services–0.02%
Mobility Global, Inc.,
5.05%, 06/15/2029(b)	6,000	6,011
5.45%, 06/15/2031(b)	17,000	17,190
6.05%, 06/15/2036(b)	7,000	7,082
Verisk Analytics, Inc., 4.45%, 03/15/2031	2,000	1,959
		32,242
Restaurants–0.14%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.63%, 09/15/2029(b)	5,000	5,032
Arcos Dorados B.V. (Brazil), 6.38%, 01/29/2032(b)	220,000	227,234
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Restaurants–(continued)
McDonald’s Corp.,
4.80%, 08/14/2028	$3,000	$3,021
4.60%, 05/15/2030	1,000	1,004
4.40%, 02/12/2031	2,000	1,989
4.95%, 08/14/2033	1,000	1,013
		239,293
Retail REITs–0.11%
Brixmor Operating Partnership L.P., 4.85%, 02/15/2033	2,000	1,968
Kimco Realty OP LLC,
4.85%, 03/01/2035	1,000	980
5.30%, 02/01/2036	1,000	1,013
Kite Realty Group L.P.,
4.95%, 12/15/2031	1,000	998
Conv., 3.25%, 04/15/2032(b)	175,000	173,849
NNN REIT, Inc., 5.50%, 06/15/2034	1,000	1,021
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,914
5.63%, 10/13/2032	2,000	2,079
4.50%, 02/01/2033	2,000	1,947
Regency Centers L.P.,
5.00%, 07/15/2032	1,000	1,007
4.50%, 03/15/2033	1,000	973
5.25%, 01/15/2034	1,000	1,016
5.10%, 01/15/2035	1,000	1,000
		189,765
Security & Alarm Services–0.06%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	95,000	94,515
Self-Storage REITs–0.01%
Americold Realty Operating Partnership L.P., 5.60%, 05/15/2032	2,000	2,008
Extra Space Storage L.P.,
5.70%, 04/01/2028	2,000	2,036
4.95%, 01/15/2033	3,000	2,970
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	1,000	985
Prologis L.P.,
4.88%, 06/15/2028	2,000	2,018
4.75%, 01/15/2031	1,000	1,006
5.13%, 01/15/2034	1,000	1,007
		12,030
Semiconductors–1.54%
Broadcom, Inc., 5.20%, 07/15/2035	1,000	1,004
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	205,000	211,603
5.50%, 01/25/2031(b)	200,000	204,585
6.15%, 01/25/2032(b)	405,000	425,096
5.90%, 01/25/2033(b)	213,000	222,176
5.88%, 01/25/2034(b)	110,000	111,865
6.25%, 01/25/2035(b)	272,000	289,002
6.10%, 01/25/2036(b)	205,000	216,345
6.20%, 01/25/2037(b)	200,000	211,730
6.40%, 01/25/2038(b)	153,000	163,819
6.30%, 01/25/2039(b)	200,000	212,717
Principal Amount		Value
Semiconductors–(continued)
Intel Corp.,
5.30%, 05/15/2036	$2,000	$1,991
6.13%, 05/15/2056	2,000	1,999
ON Semiconductor Corp., Conv., 0.00%, 05/01/2031(b)(g)	51,000	50,821
SK hynix, Inc. (South Korea),
4.25%, 09/11/2028(b)	205,000	203,490
4.38%, 09/11/2030(b)	114,000	112,450
		2,640,693
Single-Family Residential REITs–0.01%
Essential Properties L.P., 5.38%, 07/15/2036	18,000	17,768
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	1,000	968
		18,736
Soft Drinks & Non-alcoholic Beverages–0.01%
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	3,000	2,988
PepsiCo, Inc.,
4.10%, 01/15/2029	3,000	2,984
4.60%, 02/07/2030	3,000	3,024
		8,996
Sovereign Debt–2.41%
Benin Sukuk S.A. (Benin), 6.20%, 01/29/2033(b)	207,000	201,113
Brazilian Government International Bond (Brazil), 7.25%, 01/12/2056	200,000	201,350
Colombia Government International Bond (Colombia),
5.38%, 01/21/2029	410,000	409,262
6.13%, 01/21/2031	209,000	211,288
6.50%, 01/21/2033	221,000	224,757
Dominican Republic International Bond (Dominican Republic),
5.75%, 03/17/2034(b)	181,000	178,792
6.15%, 05/17/2038(b)	101,000	100,530
Egypt Government International Bond (Egypt), 7.63%, 05/20/2034(b)	200,000	202,196
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt), 6.38%, 04/07/2029(b)	200,000	202,594
Guatemala Government Bond (Guatemala), 6.05%, 08/06/2031(b)	200,000	205,870
Israel Government International Bond (Israel), 5.00%, 01/13/2036	70,000	68,371
Korea National Oil Corp. (South Korea),
4.50%, 03/30/2029(b)	297,000	296,262
4.63%, 03/30/2031(b)	206,000	205,876
Kuwait International Government Bond (Kuwait), 4.14%, 10/09/2030(b)	200,000	196,332
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	312,000	304,684
6.25%, 08/27/2037	258,000	258,334
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	5,000	5,249
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Sovereign Debt–(continued)
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	$138,000	$141,040
5.88%, 01/30/2029(b)	90,000	90,871
7.13%, 01/17/2033(b)	62,000	65,887
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	210,000	216,399
Turkiye Government International Bond (Turkey), 6.38%, 05/22/2031	150,000	149,949
		4,137,006
Specialized Consumer Services–0.13%
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	208,000	208,699
5.63%, 04/28/2035(b)	6,000	6,077
		214,776
Specialized Finance–0.07%
HA Sustainable Infrastructure Capital, Inc., 5.95%, 07/15/2033(b)	127,000	127,587
Specialty Chemicals–0.12%
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	2,000	1,990
4.50%, 08/15/2030	2,000	1,985
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC (Jersey), 6.13%, 07/15/2033(b)	207,000	207,385
		211,360
Steel–0.21%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	45,000	45,426
7.63%, 01/15/2034(b)	103,000	102,939
POSCO Holdings, Inc. (South Korea), 5.13%, 05/07/2030(b)	211,000	212,302
		360,667
Systems Software–0.06%
Oak-Eagle AcquireCo, Inc., 7.25%, 07/01/2033(b)	45,000	47,099
Oracle Corp.,
4.55%, 02/04/2029	4,000	3,944
4.75% (SOFR + 1.11%), 02/04/2029(c)	2,000	1,999
4.45%, 09/26/2030	3,000	2,897
4.95%, 02/04/2031	5,000	4,896
6.25%, 11/09/2032	1,000	1,028
4.90%, 02/06/2033	1,000	949
5.35%, 05/04/2033	3,000	2,915
5.70%, 02/04/2036	3,000	2,907
6.90%, 11/09/2052	1,000	960
5.38%, 09/27/2054	1,000	785
6.00%, 08/03/2055	1,000	852
5.95%, 09/26/2055	1,000	850
5.50%, 09/27/2064	1,000	774
6.13%, 08/03/2065	1,000	841
6.85%, 02/04/2066	1,000	931
Principal Amount		Value
Systems Software–(continued)
ServiceNow, Inc.,
4.25%, 05/15/2028	$13,000	$12,962
5.05%, 05/15/2033	5,000	4,996
5.40%, 05/15/2036	5,000	5,000
		97,585
Telecom Tower REITs–0.03%
SBA Communications Corp., 3.88%, 02/15/2027	55,000	54,719
Tobacco–0.02%
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	1,000	1,042
4.63%, 03/22/2033	2,000	1,958
7.08%, 08/02/2043	1,000	1,115
Philip Morris International, Inc.,
5.13%, 11/17/2027	3,000	3,028
4.88%, 02/15/2028	1,000	1,006
4.13%, 04/28/2028	3,000	2,985
5.25%, 09/07/2028	2,000	2,031
4.88%, 02/13/2029	2,000	2,015
4.63%, 11/01/2029	1,000	1,002
4.38%, 04/30/2030	2,000	1,980
4.00%, 10/29/2030	3,000	2,923
5.13%, 02/13/2031	1,000	1,019
4.75%, 11/01/2031	1,000	1,004
5.75%, 11/17/2032	2,000	2,096
5.63%, 09/07/2033	1,000	1,040
4.88%, 04/30/2035	1,000	986
4.88%, 04/29/2036	3,000	2,938
		30,168
Trading Companies & Distributors–0.04%
Ferguson Enterprises, Inc., 4.35%, 03/15/2031	3,000	2,947
Sumisho Air Lease Corp.,
4.40%, 03/24/2028(b)	2,000	1,990
4.50%, 03/24/2029(b)	4,000	3,967
Series B, 8.26%(d)(e)	60,000	60,494
		69,398
Transaction & Payment Processing Services–0.00%
Mastercard, Inc., 4.85%, 03/09/2033	1,000	1,008
Unknown G4–0.24%
South Jersey Industries, Inc., 7.38%, 06/09/2056	408,000	408,116
Wireless Telecommunication Services–0.34%
Beacon Point DC LLC, 6.13%, 11/30/2042(b)	72,000	72,647
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	306,000	306,886
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	128,000	127,904
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	73,150	73,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
5.65%, 01/15/2053	$1,000	$939
6.00%, 06/15/2054	1,000	989
5.88%, 11/15/2055	1,000	975
5.70%, 01/15/2056	1,000	947
		584,645
Total U.S. Dollar Denominated Bonds & Notes (Cost $74,954,809)		75,432,345

Asset-Backed Securities–33.69%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	13	13
AGL CLO 17 Ltd., Series 2022-17A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 01/21/2035(b)(c)	307,000	307,082
ALA Trust, Series 2025-OANA, Class B, 5.47% (1 mo. Term SOFR + 1.84%), 06/15/2040(b)(c)	610,000	613,226
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	376,025
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	11,924	11,706
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	56,663	54,317
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	5,522	5,357
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	55,942	48,511
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(i)	142,905	123,519
Series 2022-1, Class A1, 3.88%, 12/25/2066(b)	259,570	242,351
Series 2023-6, Class A1, 6.50%, 12/25/2067(b)	60,415	60,455
Series 2024-10, Class A1, 5.35%, 10/25/2069(b)	186,777	186,729
Series 2024-2, Class A1, 5.99%, 01/25/2069(b)	249,358	249,919
Series 2025-HB1, Class A1, 5.43% (30 Day Average SOFR + 1.80%), 02/25/2055(b)(c)	61,718	62,171
Ares LIII CLO Ltd., Series 2019-53A, Class A1R2, 4.76% (3 mo. Term SOFR + 1.09%), 10/24/2036(b)(c)	250,000	249,876
ARES XLIV CLO Ltd., Series 2017-44A, Class A1RR, 4.80% (3 mo. Term SOFR + 1.13%), 04/15/2034(b)(c)	557,000	557,386
Aspire Mortgage Trust, Series 2026-2, Class A1, 5.33%, 04/26/2066(b)(i)	235,979	235,254
Principal Amount		Value

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	$560,000	$556,557
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	102,980
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	358,629
Series 2025-3A, Class A, 4.17%, 02/20/2030(b)	156,000	153,817
Series 2025-3A, Class B, 4.46%, 02/20/2030(b)	100,000	98,446
Series 2025-4A, Class A, 4.40%, 02/20/2032(b)	350,000	343,415
Series 2025-4A, Class B, 4.77%, 02/20/2032(b)	154,000	150,932
Series 2025-4A, Class C, 5.26%, 02/20/2032(b)	100,000	98,791
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class ARR, 4.70% (3 mo. Term SOFR + 1.03%), 10/21/2034(b)(c)	250,000	250,173
Series 2021-1A, Class AR, 4.62% (3 mo. Term SOFR + 0.94%), 04/18/2034(b)(c)	175,000	175,028
Series 2021-3A, Class AR, 4.73% (3 mo. Term SOFR + 1.06%), 07/24/2034(b)(c)	250,000	250,034
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	26,319	22,905
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(i)	6,390	5,612
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	17,355	14,991
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(j)	1,353,478	24,557
Bank5, Series 2024-5YR10, Class A, 5.64%, 10/15/2057	90,000	90,715
Barings CLO Ltd., Series 2021-2A, Class A1R, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	320,000	320,098
Barings Equipment Finance LLC, Series 2025-B, Class A3, 4.13%, 10/13/2032(b)	200,000	198,241
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	254,810	219,541
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	254,810	210,803
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	216,746	192,801
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	254,680	219,429
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	310,545	257,292
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(c)	15,384	14,890
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)	17,705	17,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Beechwood Park CLO Ltd., Series 2019-1A, Class A1RR, 4.75% (3 mo. Term SOFR + 1.07%), 01/17/2035(b)(c)	$250,000	$250,089
Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.64%, 01/15/2051(j)	1,020,318	7,050
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	84,673
Series 2026-V20, Class AM, 5.44%, 02/15/2059	105,000	105,781
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 01/15/2035(b)(c)	278,000	278,134
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A1, 5.06%, 02/25/2066(b)(i)	100,551	99,756
BlackRock CLO L.P., Series 2025-2A, Class A, 4.91% (3 mo. Term SOFR + 1.27%), 11/21/2033(b)(c)	159,534	159,667
Bowling Green Park CLO LLC, Series 2019-1A, Class ARR, 4.68% (3 mo. Term SOFR + 1.00%), 04/18/2035(b)(c)	839,000	839,469
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	6,396	6,345
BSTN Commercial Mortgage Trust, Series 2025-1C, Class A, 5.55%, 06/15/2044(b)(i)	660,000	669,810
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 4.59% (1 mo. Term SOFR + 0.96%), 11/15/2038(b)(c)	171,779	171,794
Series 2024-VLT5, Class A, 5.59%, 11/13/2046(b)(i)	350,000	349,636
Series 2024-VLT5, Class B, 5.99%, 11/13/2046(b)(i)	130,000	130,805
Series 2026-CSMO, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 02/15/2043(b)(c)	470,000	471,675
Principal Amount		Value

BX Trust,
Series 2022-LBA6, Class A, 4.63% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(c)	$320,000	$320,093
Series 2022-LBA6, Class B, 4.93% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(c)	230,000	230,106
Series 2022-LBA6, Class C, 5.23% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(c)	100,000	100,064
Series 2025-VLT6, Class A, 5.07% (1 mo. Term SOFR + 1.44%), 03/15/2042(b)(c)	185,000	184,997
Series 2025-VLT7, Class A, 5.33% (1 mo. Term SOFR + 1.70%), 07/15/2044(b)(c)	358,000	358,548
Series 2025-VOLT, Class A, 5.33% (1 mo. Term SOFR + 1.70%), 12/15/2044(b)(c)	250,000	250,647
Series 2025-VOLT, Class B, 5.73% (1 mo. Term SOFR + 2.10%), 12/15/2044(b)(c)	230,000	230,680
Series 2025-VOLT, Class C, 5.98% (1 mo. Term SOFR + 2.35%), 12/15/2044(b)(c)	310,000	310,982
Series 2025-VOLT, Class D, 6.38% (1 mo. Term SOFR + 2.75%), 12/15/2044(b)(c)	105,000	105,079
Series 2026-CLS, Class A, 5.03% (1 mo. Term SOFR + 1.40%), 05/15/2043(b)(c)	150,000	150,362
Series 2026-OPTM, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 03/15/2039(b)(c)	305,000	304,636
Carlyle US CLO Ltd., Series 2022-1A, Class A1R, 4.65% (3 mo. Term SOFR + 0.98%), 04/15/2035(b)(c)	254,120	254,323
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(j)	504,050	3,972
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR3, 4.77% (3 mo. Term SOFR + 1.09%), 04/20/2034(b)(c)	500,000	500,341
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, 4.73% (3 mo. Term SOFR + 1.06%), 05/29/2032(b)(c)	130,851	131,100
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	235,000	225,895
Cerberus Loan Funding XL LLC, Series 2023-1A, Class AR, 5.25% (3 mo. Term SOFR + 1.60%), 03/22/2035(b)(c)	250,000	250,195
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(i)	2,877	2,719
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	16,068	14,609
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	16,003	14,815
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	21,235	19,891
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.63%, 01/25/2036(i)	19,377	18,025
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

CIFC Funding Ltd., Series 2022-3A, Class AR, 4.62% (3 mo. Term SOFR + 0.95%), 04/21/2035(b)(c)	$301,000	$301,187
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(j)	1,458,367	12,800
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)	41,730	40,616
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	253,026	209,328
Series 2024-1, Class A3A, 6.00%, 07/25/2054(b)(i)	143,267	144,926
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	90,542	90,842
Clover CLO LLC, Series 2021-3A, Class AR, 4.74% (3 mo. Term SOFR + 1.07%), 01/25/2035(b)(c)	265,000	265,198
COLT Mortgage Loan Trust,
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(i)	61,510	55,761
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	156,716	146,691
Series 2022-2, Class A1, 3.99%, 02/25/2067(b)	173,700	165,022
Series 2022-3, Class A1, 4.90%, 02/25/2067(b)(i)	228,484	221,990
Compass Datacenters Issuer II LLC, Series 2025-2A, Class A1, 4.93%, 11/25/2050(b)	130,000	127,367
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	1,555	1,525
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	22,927	13,197
Series 2005-J4, Class A7, 5.50%, 11/25/2035	2,710	2,225
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	23,777	21,171
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	63,796	57,084
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(b)(i)	205,352	200,056
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(b)(i)	115,000	107,078
Series 2022-ATH2, Class A1, 5.11%, 05/25/2067(b)(i)	195,054	194,575
Cross Mortgage Trust,
Series 2024-H2, Class A1, 6.09%, 04/25/2069(b)	99,066	99,427
Series 2024-H8, Class A1, 5.55%, 12/25/2069(b)(i)	222,114	223,049
Series 2026-NQM3, Class A1, 5.13%, 03/25/2071(b)(i)	200,529	199,235
Series 2026-NQM4, Class A1, 5.49%, 04/25/2071(b)(i)	126,349	126,378
Series 2026-NQM5, Class A1, 5.09%, 03/25/2071(b)(i)	98,407	97,705
Series 2026-NQM7, Class A1, 5.46%, 06/25/2071(b)(i)	247,008	246,522
Series 2026-NQM8, Class A1, 5.58%, 07/25/2071(b)	135,000	134,999
Principal Amount		Value

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	$776,000	$705,229
CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 4.32%, 06/25/2034(i)	4,208	4,036
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	90,348	38,314
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	46,625	45,764
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	119,400	118,275
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	89,550	88,746
Series 2026-1A, Class A2I, 5.20%, 05/20/2056(b)	100,000	100,187
Series 2026-1A, Class A2II, 5.43%, 05/20/2056(b)	260,000	260,983
Domino’s Pizza Master Issuer LLC,
Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	104,640	100,560
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	370,000	367,523
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	300,000	299,478
ECLIPSE AIRCRAFT 2026-1 LLC, Series 2026-1, Class A, 5.63%, 05/15/2051(b)	440,853	439,890
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)	5,200	5,064
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)	22,102	19,085
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	174,239	153,776
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)	198,114	197,656
Series 2024-INV2, Class A1, 5.04%, 10/25/2069(b)	119,031	118,509
Series 2025-NQM2, Class A1, 5.60%, 06/25/2070(b)(i)	215,370	215,714
Series 2026-NQM3, Class A1, 5.03%, 03/25/2071(b)	345,464	342,348
Series 2026-NQM5, Class A1, 5.56%, 06/25/2071(b)	323,072	323,237
Series 2026-NQM7, Class A1, 5.60%, 07/25/2071(b)	650,000	651,135
Enterprise Fleet Financing LLC,
Series 2024-2, Class A4, 5.69%, 12/20/2030(b)	52,000	52,950
Series 2024-4, Class A3, 4.56%, 11/20/2028(b)	110,000	110,249
Series 2025-4, Class A3, 4.11%, 12/20/2029(b)	160,000	158,444
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 4.41% (1 mo. Term SOFR + 0.76%), 11/25/2035(c)	48,586	17,346
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	345,617	308,626
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	112,225	100,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Fort Greene Park CLO LLC, Series 2025-2A, Class AR, 4.61% (3 mo. Term SOFR + 0.95%), 04/22/2034(b)(c)	$250,000	$249,928
GCAT Trust,
Series 2019-NQM3, Class A1, 3.69%, 11/25/2059(b)(i)	5,657	5,560
Series 2025-NQM2, Class A1, 5.60%, 04/25/2070(b)	119,039	119,249
GGP Trust, Series 2026-TY, Class A, 4.83%, 03/05/2043(b)(i)	285,000	281,032
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.36%, 04/19/2036(i)	25,678	21,216
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class ARR, 4.83% (3 mo. Term SOFR + 1.15%), 10/20/2034(b)(c)	250,000	250,248
Golub Capital Partners CLO 53(B) Ltd., Series 2021-53A, Class AR, 4.66% (3 mo. Term SOFR + 0.98%), 07/20/2034(b)(c)	451,000	450,275
GS Mortgage Securities Trust,
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	46,885
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	274,938
GS Mortgage-Backed Securities Trust,
Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	203,871	181,640
Series 2025-HE1, Class A1, 5.18% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(c)	105,796	106,277
Series 2025-NQM4, Class A1, 5.01%, 10/25/2065(b)	222,945	221,192
Series 2025-NQM5, Class A1, 5.01%, 07/25/2065(b)	206,284	204,731
Series 2026-DSC2, Class A1, 5.49%, 09/25/2066(b)	520,000	520,508
Series 2026-NQM3, Class A1, 5.22%, 05/25/2066(b)(i)	487,052	483,561
Series 2026-NQM4, Class A1, 5.46%, 06/25/2066(b)(i)	227,731	226,990
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.81%, 07/25/2035(i)	3,861	3,723
Harbor Park CLO Ltd., Series 2018-1A, Class AR2, 4.63% (3 mo. Term SOFR + 0.95%), 01/20/2031(b)(c)	200,958	200,961
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	112,154
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	102,246
Hilton Grand Vacations Trust,
Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	217,004	217,260
Series 2026-2A, Class A, 4.83%, 03/27/2045(b)	200,000	200,154
Hudson Yards 2026-10HY Mortgage Trust,
Series 2026-10HY, Class A, 5.09%, 12/10/2039(b)(i)	515,000	517,491
Series 2026-10HY, Class B, 5.33%, 12/10/2039(b)(i)	310,000	311,570
Principal Amount		Value

Invitation Homes Trust, Series 2024-SFR1, Class A, 4.00%, 09/17/2041(b)	$99,679	$97,036
IP Mortgage Trust,
Series 2025-IP, Class A, 5.42%, 06/10/2042(b)(i)	294,000	295,392
Series 2025-IP, Class B, 5.73%, 06/10/2042(b)(i)	280,000	281,767
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(i)	6,702	6,684
Series 2024-8, Class A3, 5.50%, 01/25/2055(b)(i)	30,970	30,855
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(b)(i)	166,858	167,230
Series 2025-NQM3, Class A1, 5.50%, 11/25/2065(b)(i)	224,256	224,123
Series 2025-NQM4, Class A1, 4.95%, 03/25/2066(b)(i)	61,489	60,741
Series 2026-5, Class A4, 5.50%, 12/25/2056(b)(i)	140,000	140,422
Jersey Mike’s Funding, Series 2025- 1A, Class A2, 5.61%, 08/16/2055(b)	198,500	200,687
Jimmy John’s Funding LLC, Series 2026-1A, Class A2, 5.69%, 04/30/2056(b)	500,000	503,678
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	276,414	234,750
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	245,000	229,718
Series 2015-C27, Class XA, IO, 0.84%, 02/15/2048(j)	241,398	6
Juniper Valley Park CLO Ltd., Series 2023-1A, Class ARR, 4.76% (3 mo. Term SOFR + 1.08%), 07/20/2036(b)(c)	530,000	530,132
KKR CLO 15 Ltd., Series 15, Class A1R2, 4.78% (3 mo. Term SOFR + 1.10%), 01/18/2032(b)(c)	65,541	65,561
Life Mortgage Trust, Series 2021-BMR, Class C, 4.84% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(c)	11,748	11,657
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	528,000	528,502
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	217,563	215,189
Magnetite XXI Ltd., Series 2019-21AR, Class AR, 4.61% (3 mo. Term SOFR + 0.98%), 04/20/2034(b)(c)	800,000	800,582
Magnetite XXXI Ltd., Series 2021-31A, Class A1R, 4.67% (3 mo. Term SOFR + 1.00%), 07/15/2034(b)(c)	355,000	355,049
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.96% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)	33,285	11,294
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	148,525	132,433
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	147,358	130,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Merchants Fleet Funding LLC, Series 2025-1A, Class A, 4.49%, 01/20/2039(b)	$110,000	$109,904
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(i)	2,166	2,070
Metronet Infrastructure Issuer LLC, Series 2025-4A, Class A2, 5.16%, 12/20/2055(b)	110,000	109,767
MFA Trust,
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	168,669	152,447
Series 2026-INVR1, Class A1, 5.39%, 12/25/2059(b)(i)	97,128	96,799
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.44% (1 mo. Term SOFR + 0.81%), 07/15/2038(b)(c)	125,000	124,950
Series 2021-STOR, Class B, 4.64% (1 mo. Term SOFR + 1.01%), 07/15/2038(b)(c)	105,000	104,963
MILE Trust,
Series 2025-STNE, Class A, 5.13% (1 mo. Term SOFR + 1.50%), 07/15/2042(b)(c)	610,000	614,115
Series 2025-STNE, Class B, 5.33% (1 mo. Term SOFR + 1.70%), 07/15/2042(b)(c)	100,000	100,870
Series 2025-STNE, Class C, 5.73% (1 mo. Term SOFR + 2.10%), 07/15/2042(b)(c)	100,000	100,541
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class B, 5.69%, 11/15/2058	142,000	142,495
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(j)	528,413	4,831
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	78,468
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	56,471
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(i)	164,252	148,433
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-3, Class A1, 6.00%, 07/25/2054(b)(i)	88,825	89,258
Series 2024-NQM5, Class A1, 5.65%, 10/25/2069(b)(i)	165,342	165,685
Series 2025-NQM1, Class A1, 5.74%, 11/25/2069(b)(i)	287,339	288,194
Series 2025-NQM8, Class A1, 4.96%, 09/25/2070(b)(i)	188,179	186,482
Series 2026-NQM3, Class A1, 5.21%, 03/25/2071(b)(i)	95,409	94,968
Series 2026-NQM4, Class A1, 5.08%, 03/25/2071(b)(i)	96,117	95,360
Navient Refinance Loan Trust, Series 2025-A, Class A, 5.15%, 02/16/2055(b)	130,391	130,838
Neuberger Berman Loan Advisers CLO 38 Ltd., Series 2020-38A, Class AR2, 4.64% (3 mo. Term SOFR + 0.96%), 10/20/2036(b)(c)	250,000	250,149
Principal Amount		Value

Neuberger Berman Loan Advisers CLO 47 Ltd., Series 2022-47A, Class AR, 4.76% (3 mo. Term SOFR + 1.09%), 04/16/2035(b)(c)	$270,000	$270,172
New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	7,342	7,078
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	13,345	12,537
Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(b)(i)	177,918	167,317
Series 2024-NQM3, Class A1, 5.47%, 11/25/2064(b)	70,043	70,204
Series 2026-NQM5, Class A1, 5.18%, 04/25/2066(b)(i)	162,556	161,896
Series 2026-NQM6, Class A1, 5.29%, 05/25/2066(b)(i)	211,307	210,308
NextGear Floorplan Master Owner Trust, Series 2025-2A, Class A2, 4.23%, 10/15/2030(b)	100,000	99,179
Oaktree CLO Ltd., Series 2021-2A, Class AR, 4.64% (3 mo. Term SOFR + 0.97%), 01/15/2035(b)(c)	250,000	250,102
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	233,248	199,114
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	198,702	178,361
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(b)	235,000	218,907
Series 2024-NQM14, Class A1, 4.94%, 09/25/2064(b)	106,966	106,496
Series 2024-NQM18, Class A1, 5.41%, 10/25/2064(b)(i)	71,037	71,068
Series 2025-HE2, Class A1, 5.08% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(c)	157,115	158,110
Series 2026-HE2, Class A1A, 4.95% (30 Day Average SOFR + 1.35%), 06/25/2056(b)(c)	175,000	175,324
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	182,675	163,172
One Bryant Park Trust, Series 2019- OBP, Class A, 2.52%, 09/15/2054(b)	114,000	105,333
OWL Rock CLO XXV LLC, Series 2026- 25A, Class A, 0.00% (3 mo. Term SOFR + 1.40%), 07/22/2036(b)(c)(g)	357,000	357,177
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2025-2A, Class A1, 4.61% (3 mo. Term SOFR + 0.94%), 07/15/2033(b)(c)	482,547	482,547
Series 2025-3A, Class A1, 4.66% (3 mo. Term SOFR + 0.95%), 01/15/2034(b)(c)	275,000	275,033
Pikes Peak CLO 6, Series 2020-6A, Class ARR, 4.59% (3 mo. Term SOFR + 0.94%), 05/18/2034(b)(c)	250,000	249,941
Planet Fitness Master Issuer LLC,
Series 2025-1A, Class A2I, 5.27%, 12/06/2055(b)	99,750	99,063
Series 2025-1A, Class A2II, 5.65%, 12/06/2055(b)	99,750	99,217
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(i)	$93,696	$94,215
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	196,155	185,176
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	237,212	235,938
Provident Funding Mortgage Trust, Series 2025-4, Class A1, 6.00%, 09/25/2055(b)(i)	294,135	297,933
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	860,000	861,870
Rate Mortgage Trust,
Series 2024-J4, Class A1, 6.00%, 12/25/2054(b)(i)	133,129	134,573
Series 2025-J1, Class A4, 6.00%, 03/25/2055(b)(i)	98,011	98,121
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(i)	106,533	106,347
RCKT Mortgage Trust,
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	159,301	159,535
Series 2025-CES7, Class A1A, 5.38%, 07/25/2055(b)	106,453	106,545
Series 2026-CES1, Class A1A, 4.83%, 01/25/2056(b)	147,002	145,230
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	196	158
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	2,626	2,177
RR 17 Ltd., Series 2021-17A, Class A1AR, 4.74% (3 mo. Term SOFR + 1.07%), 07/15/2034(b)(c)	625,000	625,202
RR 20 Ltd., Series 2022-20A, Class A1R, 4.66% (3 mo. Term SOFR + 0.99%), 07/15/2037(b)(c)	500,000	499,878
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(b)	170,046	167,871
SCG Commercial Mortgage Trust, Series 2025-FLWR, Class A, 4.88% (1 mo. Term SOFR + 1.25%), 08/15/2042(b)(c)	145,000	145,257
Sequoia Mortgage Trust, Series 2025-10, Class A1, 5.50%, 11/25/2055(b)(i)	290,603	289,334
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.95%, 03/27/2062(b)(i)	279,063	262,749
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(i)	91,852	84,379
Shackleton CLO Ltd., Series 2015-7RA, Class ARR, 4.77% (3 mo. Term SOFR + 1.10%), 07/15/2031(b)(c)	7,267	7,271
SHRN Trust,
Series 2025-MF18, Class A, 4.83% (1 mo. Term SOFR + 1.20%), 10/15/2040(b)(c)	520,000	520,282
Series 2025-MF18, Class B, 5.08% (1 mo. Term SOFR + 1.45%), 10/15/2040(b)(c)	100,000	100,200
Signal Peak CLO 1 Ltd., Series 2014- 1A, Class AR4, 4.76% (3 mo. Term SOFR + 1.08%), 04/17/2034(b)(c)	372,000	372,240
Principal Amount		Value

Signal Peak CLO 4 Ltd., Series 2017- 4A, Class AR2, 4.79% (3 mo. Term SOFR + 1.12%), 10/26/2034(b)(c)	$600,000	$600,482
SoFi Consumer Loan Program 2026-3,
Series 2026-3, Class B, 4.85%, 06/25/2035(b)	130,000	130,472
Series 2026-3, Class C, 5.09%, 06/25/2035(b)	170,000	170,641
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	47,083	46,727
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	152,400	141,748
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	295,275	252,323
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	70,235	66,080
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	5,314	5,133
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	6,406	6,230
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	254,745	224,567
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	199,124	178,571
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 4.71%, 09/25/2034(i)	137	137
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 5.64%, 11/25/2033(i)	11,408	11,162
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	190,105	190,915
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	208,820	209,792
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	267,920	269,717
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	216,700	209,917
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	197,000	193,661
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	201,925	198,051
Switch ABS Issuer LLC, Series 2025- 2A, Class A21, 5.12%, 10/25/2055(b)	140,000	138,017
Symphony CLO XX Ltd., Series 2018- 20A, Class AR2, 4.78% (3 mo. Term SOFR + 1.10%), 01/16/2032(b)(c)	67,275	67,374
Symphony CLO XXI Ltd., Series 2019-21A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 07/15/2032(b)(c)	147,728	147,787
Symphony CLO XXII Ltd., Series 2020-22A, Class A1AR, 4.86% (3 mo. Term SOFR + 1.18%), 04/18/2033(b)(c)	115,605	115,662
Symphony CLO XXIII Ltd., Series 2020-23A, Class AR2, 4.57% (3 mo. Term SOFR + 0.90%), 01/15/2034(b)(c)	118,921	118,974
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Synchrony Card Funding LLC, Series 2024-A2, Class A, 4.93%, 07/15/2030	$280,000	$281,815
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	400,000	395,987
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	260,000	256,760
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	258,133	243,207
Thayer Park, CLO Ltd., Series 2017- 1A, Class A1RR, 4.68% (3 mo. Term SOFR + 1.00%), 04/20/2034(b)(c)	250,000	250,135
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	9,023	8,892
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	234,983	224,645
Tricon Residential Trust, Series 2025-SFR1, Class A, 4.73% (1 mo. Term SOFR + 1.10%), 03/17/2042(b)(c)	191,564	191,600
UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.23%, 11/15/2050(j)	636,083	5,408
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	76,748
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	210,000	204,288
VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	200,000	195,669
VDCM Commercial Mortgage Trust,
Series 2025-AZ, Class A, 5.23%, 07/13/2044(b)(i)	695,000	688,867
Series 2025-AZ, Class B, 5.48%, 07/13/2044(b)(i)	100,000	98,938
Series 2025-AZ, Class C, 6.03%, 07/13/2044(b)(i)	235,000	232,641
Series 2025-AZ, Class D, 6.43%, 07/13/2044(b)(i)	245,000	243,459
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(b)(i)	50,274	45,696
Series 2021-7, Class A1, 2.83%, 10/25/2066(b)	214,559	195,889
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	19,879	19,362
Series 2022-1, Class A1, 3.72%, 01/25/2067(b)	166,942	157,053
Series 2022-3, Class A1, 5.13%, 02/25/2067(b)	119,707	114,103
Series 2024-7, Class A1, 5.10%, 09/25/2069(b)(i)	90,866	90,633
Series 2026-4, Class A1, 5.00%, 04/25/2071(b)(i)	99,241	98,632
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	12,498	12,154
Principal Amount		Value

WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.64%, 10/25/2033(i)	$11,793	$11,406
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(i)	31,775	30,118
Series 2005-AR16, Class 1A1, 4.38%, 12/25/2035(i)	13,467	12,721
Wells Fargo Commercial Mortgage Trust,
Series 2017-C42, Class XA, IO, 0.96%, 12/15/2050(j)	706,827	6,797
Series 2026-C66, Class A5, 5.65%, 04/15/2059	90,000	93,612
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	54,880	53,662
WEST Trust, Series 2025-ROSE, Class A, 5.45%, 04/10/2035(b)(i)	435,000	435,136
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	507,000	509,445
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	9,598	9,439
Zaxby’s Funding LLC,
Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	487,204	464,919
Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	122,812	124,577
Zayo Issuer LLC,
Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	219,000	221,914
Series 2025-3A, Class A2, 5.57%, 10/20/2055(b)	250,000	248,327
Total Asset-Backed Securities (Cost $59,311,097)		57,938,971
U.S. Government Sponsored Agency Mortgage-Backed Securities–19.18%
Collateralized Mortgage Obligations–0.28%
Fannie Mae Interest STRIPS,
IO, 7.00%, 02/25/2028 to 04/25/2032(k)	26,264	3,355
6.50%, 04/25/2029 to 02/25/2033(j)(k)	92,510	9,879
7.50%, 11/25/2029(k)	3,738	318
6.00%, 02/25/2033 to 03/25/2036(j)(k)	86,040	12,181
5.50%, 09/25/2033 to 06/25/2035(j)(k)	126,100	15,250
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(k)	$3,638	$32
3.36% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(c)(k)	10,521	453
4.18% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 to 12/18/2031(c)(k)	909	68
4.16% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(c)(k)	20,162	1,449
3.51% (7.25% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(k)	1,030	65
4.21% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(c)(k)	5,363	387
4.28% (8.00% - (30 Day Average SOFR + 0.11%)), 03/18/2032 to 12/18/2032(c)(k)	1,837	151
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032 to 04/25/2032(c)(k)	1,593	136
3.26% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 09/25/2032(c)(k)	5,294	393
4.06% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(c)(k)	173	15
4.26% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(c)(k)	78,154	6,987
4.38% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(c)(k)	4,820	248
4.51% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(c)(k)	31,072	3,246
7.00%, 04/25/2033(k)	1,307	196
2.31% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(c)(k)	16,301	1,070
3.01% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 05/25/2035(c)(k)	3,892	159
2.86% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(k)	9,599	355
2.96% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(c)(k)	38,689	2,674
3.50%, 08/25/2035(k)	100,477	9,370
2.36% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(c)(k)	44,408	3,545
4.00%, 04/25/2041 to 08/25/2047(k)	34,770	5,188
2.81% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(c)(k)	9,437	601
2.41% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(c)(k)	31,370	2,962
5.50%, 07/25/2046(k)	27,252	3,324
2.16% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(c)(k)	222,564	19,443
6.50%, 10/25/2028 to 11/25/2029	12,057	12,161
6.00%, 11/25/2028 to 12/25/2031	20,805	21,170
3.99% (30 Day Average SOFR + 0.36%), 08/25/2035(c)	149	145
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
10.85% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	$18,142	$20,487
10.48% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	17,804	19,828
4.68% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	7,756	7,859
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K083, Class AM, 4.03%, 10/25/2028(i)	23,000	22,746
Series K085, Class AM, 4.06%, 10/25/2028(i)	23,000	22,762
Series K089, Class AM, 3.63%, 01/25/2029(i)	39,000	38,152
Series K088, Class AM, 3.76%, 01/25/2029(i)	92,000	90,278
Series K093, Class X1, IO, 1.08%, 05/25/2029(j)	1,534,684	35,342
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(k)	13,986	134
2.50%, 05/15/2028(k)	5,590	85
3.94% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(c)(k)	3,924	122
4.39% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(c)(k)	217	10
2.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(c)(k)	79,180	4,191
3.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(c)(k)	8,292	421
3.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(c)(k)	5,687	269
2.44% (6.15% - (30 Day Average SOFR + 0.11%)), 07/15/2035(c)(k)	1,411	50
3.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(c)(k)	1,958	165
2.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(c)(k)	2,621	182
2.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(c)(k)	64,354	4,335
2.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(c)(k)	12,687	711
2.39% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(c)(k)	31,060	2,580
6.50%, 02/15/2028 to 06/15/2032	60,108	61,132
8.00%, 03/15/2030	120	123
4.71% (30 Day Average SOFR + 1.11%), 02/15/2032(c)	198	200
3.50%, 05/15/2032	3,174	3,111
11.16% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	2,468	2,789
4.11% (30 Day Average SOFR + 0.51%), 09/15/2035(c)	364	362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac STRIPS,
IO, 3.00%, 12/15/2027(k)	$4,835	$63
3.15%, 12/15/2027(j)	1,590	25
7.00%, 09/01/2029(k)	453	33
7.50%, 12/15/2029(k)	10,479	862
6.00%, 12/15/2032(k)	7,472	822
		477,207
Federal Home Loan Mortgage Corp. (FHLMC)–0.09%
6.50%, 07/01/2028 to 04/01/2034	14,884	15,428
6.00%, 10/01/2029	12,172	12,471
7.00%, 10/01/2031 to 10/01/2037	7,529	7,963
5.00%, 12/01/2034	271	269
5.50%, 09/01/2039	48,225	49,500
4.00%, 11/01/2048 to 07/01/2049	66,913	63,392
		149,023
Federal National Mortgage Association (FNMA)–0.38%
7.00%, 01/01/2030 to 12/01/2032	2,333	2,465
3.50%, 12/01/2030 to 05/01/2047	265,984	247,261
3.93%, 12/01/2030	383,000	374,635
6.50%, 09/01/2031 to 01/01/2034	1,006	1,041
7.50%, 01/01/2033	350	357
5.50%, 02/01/2035 to 05/01/2036	23,014	23,280
		649,039
Government National Mortgage Association (GNMA)–2.78%
7.00%, 07/15/2031	74	76
6.50%, 11/15/2031	455	466
6.00%, 11/15/2032	312	317
4.00%, 07/20/2049	19,490	18,463
IO, 2.80% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(c)(k)	11,126	461
2.90% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(c)(k)	58,175	2,991
4.50%, 09/16/2047(k)	75,560	13,296
2.45% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(c)(k)	79,985	8,573
TBA, 2.00%, 07/01/2056(l)	345,000	282,683
2.50%, 07/01/2056(l)	1,297,000	1,107,618
4.50%, 07/01/2056(l)	338,000	324,704
5.00%, 07/01/2056(l)	688,000	678,393
5.50%, 07/01/2056(l)	1,247,000	1,253,323
6.00%, 07/01/2056(l)	1,073,000	1,095,627
		4,786,991
Principal Amount		Value
Uniform Mortgage-Backed Securities–15.65%
TBA, 2.00%, 07/01/2041 to 07/01/2056(l)	$6,670,103	$5,421,066
4.50%, 07/01/2041 to 07/01/2056(l)	1,957,318	1,903,052
5.00%, 07/01/2041 to 07/01/2056(l)	3,309,233	3,271,181
2.50%, 07/01/2056(l)	7,152,701	5,977,535
3.50%, 07/01/2056(l)	2,668,701	2,421,638
4.00%, 07/01/2056(l)	2,224,696	2,079,564
5.50%, 08/01/2056(l)	2,801,723	2,806,954
6.00%, 08/01/2056(l)	1,836,845	1,871,901
6.50%, 08/01/2056(l)	1,130,000	1,167,643
		26,920,534
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $34,107,448)		32,982,794
U.S. Treasury Securities–16.81%
U.S. Treasury Bills–0.22%
3.61% - 3.64%, 09/17/2026(m)(n)	389,000	385,932
U.S. Treasury Bonds–5.89%
5.00%, 05/15/2046	408,900	411,998
4.75%, 02/15/2056	9,996,200	9,712,714
		10,124,712
U.S. Treasury Notes–10.70%
4.13%, 06/30/2028	2,138,600	2,137,556
4.13%, 06/15/2029	4,878,900	4,874,517
4.13%, 06/30/2031	3,089,300	3,078,560
4.25%, 06/30/2033	1,407,400	1,402,012
4.38%, 05/15/2036	6,934,100	6,897,804
		18,390,449
Total U.S. Treasury Securities (Cost $28,616,598)		28,901,093

Collateralized Mortgage Obligations–2.97%
Uniform Mortgage-Backed Securities, TBA, 3.00%, 07/01/2056(l)	5,867,457	5,116,606
Variable Rate Senior Loan Interests–1.97%(o)(p)
Broadcasting–0.11%
Nexstar Broadcasting, Inc., Term Loan B, 6.42% (3 mo. Term SOFR + 2.75%), 03/18/2033	181,386	179,815
Interactive Home Entertainment–0.21%
Oak-Eagle AcquireCo, Inc. (Electronic Arts, Inc; EA), Term Loan B, —%, 03/23/2033(q)	354,000	355,271
Restaurants–0.93%
Raising Cane’s Restaurants LLC,
Term Loan, 5.64% (1 mo. Term SOFR + 2.22%), 11/03/2032	875,600	872,956
Term Loan B, 5.62%, 05/30/2033	736,667	733,444
		1,606,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Systems Software–0.72%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 5.95% (3 mo. Term SOFR + 2.25%), 03/31/2032(h)	$283,248	$283,956
0.00%, 03/31/2032(h)(r)	954,752	957,139
		1,241,095
Total Variable Rate Senior Loan Interests (Cost $3,373,578)		3,382,581
Shares
Preferred Stocks–0.76%
Aerospace & Defense–0.04%
Boeing Co. (The), 6.00%, Conv. Pfd.	1,000	67,300
Diversified Banks–0.09%
Citigroup, Inc., 6.25%, Series II, Pfd.	5,525	139,009
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	10	11,570
		150,579
Diversified Financial Services–0.20%
Apollo Global Management, Inc., 7.63%, Pfd.(d)	13,475	343,747
Electric Utilities–0.03%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.	1,000	49,740
Interactive Media & Services–0.18%
Alphabet, Inc., 6.25%, Series A, Conv. Pfd.	4,545	231,295
Alphabet, Inc., 6.25%, Series B, Conv. Pfd.	1,445	72,684
		303,979
Investment Banking & Brokerage–0.07%
Morgan Stanley, 6.88%, Series F, Pfd.	5,000	125,500
Regional Banks–0.10%
M&T Bank Corp., 7.50%, Series J, Pfd.	6,570	170,820
Systems Software–0.05%
Oracle Corp., 6.50%, Class D, Conv. Pfd.	2,021	90,844
Total Preferred Stocks (Cost $1,275,255)		1,302,509
Principal Amount
Agency Credit Risk Transfer Notes–0.12%
Fannie Mae Connecticut Avenue Securities, Series 2025-R04, Class 1A1, STACR®, 4.63% (30 Day Average SOFR + 1.00%), 05/25/2045(b)(c)	$12,834	12,855
	Principal Amount		Value
Freddie Mac,
Series 2023-DNA1, Class M1, STACR®, 5.73% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(c)		$34,912	$35,322
Series 2025-DNA4, Class A1, STACR®, 4.53% (30 Day Average SOFR + 0.90%), 10/25/2045(b)(c)		31,500	31,525
Series 2026-DNA2, Class M1, STACR®, 4.83% (30 Day Average SOFR + 1.20%), 03/25/2046(b)(c)		133,593	133,767
Total Agency Credit Risk Transfer Notes (Cost $212,839)			213,469
Non-U.S. Dollar Denominated Bonds & Notes–0.07%(s)
Movies & Entertainment–0.07%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	117,159
	Shares
Money Market Funds–2.50%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(t)(u)		1,500,618	1,500,618
Invesco Treasury Portfolio, Institutional Class, 3.56%(t)(u)		2,803,574	2,803,574
Total Money Market Funds (Cost $4,304,192)			4,304,192
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-121.94% (Cost $211,371,381)			209,691,719
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.36%
Invesco Private Government Fund, 3.62%(t)(u)(v)		171,119	171,119
Invesco Private Prime Fund, 3.77%(t)(u)(v)		441,435	441,479
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $612,575)			612,598
TOTAL INVESTMENTS IN SECURITIES–122.30% (Cost $211,983,956)			210,304,317
OTHER ASSETS LESS LIABILITIES—(22.30)%			(38,342,359)
NET ASSETS–100.00%			$171,961,958
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco V.I. Core Plus Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $98,030,928, which represented 57.01% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of this security was out on loan at June 30, 2026.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2026.

(j)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2026.

(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(l)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1O.
(m)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(n)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(o)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(p)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(q)	This variable rate interest will settle after June 30, 2026, at which time the interest rate will be determined.
(r)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(s)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(t)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,288,642	$11,558,635	$(13,346,659)	$-	$-	$1,500,618	$53,643
Invesco Treasury Portfolio, Institutional Class	6,124,189	21,466,037	(24,786,652)	-	-	2,803,574	99,206
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	507,485	26,219,734	(26,556,100)	-	-	171,119	18,391*
Invesco Private Prime Fund	1,318,608	44,971,592	(45,847,826)	23	(918)	441,479	49,174*
Total	$11,238,924	$104,215,998	$(110,537,237)	$23	$(918)	$4,916,790	$220,414

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(u)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	109	September-2026	$22,468,477	$(22,202)	$(22,202)
U.S. Treasury Long Bonds	31	September-2026	3,518,500	32,954	32,954
U.S. Treasury Ultra Bonds	38	September-2026	4,413,937	146,400	146,400
Subtotal—Long Futures Contracts				157,152	157,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	57	September-2026	$(6,101,672)	$(17,647)	$(17,647)
U.S. Treasury 10 Year Notes	50	September-2026	(5,494,531)	(37,974)	(37,974)
U.S. Treasury 10 Year Ultra Notes	22	September-2026	(2,474,313)	(32,660)	(32,660)
Subtotal—Short Futures Contracts				(88,281)	(88,281)
Total Futures Contracts				$68,871	$68,871

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	179,000	USD	211,135	$6,394

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco V.I. Core Plus Bond Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $207,067,189)*	$205,387,527
Investments in affiliated money market funds, at value (Cost $4,916,767)	4,916,790
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	6,394
Foreign currencies, at value (Cost $400,023)	389,165
Receivable for:
Investments sold	7,211,132
TBA sales commitment	15,969,640
Fund shares sold	406,215
Dividends	19,849
Interest	1,476,724
Investment for trustee deferred compensation and retirement plans	87,774
Other assets	51
Total assets	235,871,261
Liabilities:
Other investments:
Variation margin payable — futures contracts	19,718
Payable for:
Investments purchased	9,190,740
TBA purchased commitment	52,718,306
Fund shares reacquired	13,493
Amount due to custodian	132,154
Collateral upon return of securities loaned	612,575
Accrued fees to affiliates	130,768
Accrued trustees’ and officers’ fees and benefits	299
Accrued other operating expenses	46,499
Trustee deferred compensation and retirement plans	89,999
Unfunded loan commitments	954,752
Total liabilities	63,909,303
Net assets applicable to shares outstanding	$171,961,958
Net assets consist of:
Shares of beneficial interest	$188,253,451
Distributable earnings (loss)	(16,291,493)
$171,961,958
Net Assets:
Series I	$121,220,923
Series II	$50,741,035
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	20,545,826
Series II	8,728,862
Series I:
Net asset value per share	$5.90
Series II:
Net asset value per share	$5.81

*	At June 30, 2026, securities with an aggregate value of $595,828 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $547)	$3,819,644
Dividends	28,405
Dividends from affiliated money market funds (includes net securities lending income of $4,029)	156,878
Total investment income	4,004,927
Expenses:
Advisory fees	363,296
Administrative services fees	132,768
Custodian fees	24,433
Distribution fees - Series II	60,606
Transfer agent fees	3,981
Trustees’ and officers’ fees and benefits	11,327
Reports to shareholders	4,440
Professional services fees	26,183
Other	810
Total expenses	627,844
Less: Fees waived and/or expenses reimbursed	(79,721)
Net expenses	548,123
Net investment income	3,456,804
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(950,847)
Affiliated investment securities	(918)
Foreign currencies	7,394
Forward foreign currency contracts	(1,257)
Futures contracts	(246,571)
(1,192,199)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(963,183)
Affiliated investment securities	23
Foreign currencies	(16,055)
Forward foreign currency contracts	8,739
Futures contracts	126,821
(843,655)
Net realized and unrealized gain (loss)	(2,035,854)
Net increase in net assets resulting from operations	$1,420,950
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31
Invesco V.I. Core Plus Bond Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$3,456,804	$6,521,345
Net realized gain (loss)	(1,192,199)	145,887
Change in net unrealized appreciation (depreciation)	(843,655)	3,361,507
Net increase in net assets resulting from operations	1,420,950	10,028,739
Distributions to shareholders from distributable earnings:
Series I	—	(4,538,153)
Series II	—	(1,889,310)
Total distributions from distributable earnings	—	(6,427,463)
Share transactions–net:
Series I	10,260,980	931,617
Series II	2,365,198	5,000,985
Net increase in net assets resulting from share transactions	12,626,178	5,932,602
Net increase in net assets	14,047,128	9,533,878
Net assets:
Beginning of period	157,914,830	148,380,952
End of period	$171,961,958	$157,914,830
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32
Invesco V.I. Core Plus Bond Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$5.85	$0.13	$(0.08)	$0.05	$—	$—	$—	$5.90	0.85%	$121,221	0.60%(d)	0.70%(d)	4.36%(d)	307%
Year ended 12/31/25	5.70	0.26	0.14	0.40	(0.25)	—	(0.25)	5.85	7.09	109,922	0.60	0.72	4.52	548
Year ended 12/31/24	5.74	0.27	(0.09)	0.18	(0.22)	—	(0.22)	5.70	3.06	106,439	0.59	0.73	4.68	419
Year ended 12/31/23	5.56	0.25	0.08	0.33	(0.15)	—	(0.15)	5.74	6.14	90,748	0.60	0.72	4.44	454
Year ended 12/31/22	6.55	0.19	(1.15)	(0.96)	(0.03)	(0.00)	(0.03)	5.56	(14.54)	90,481	0.61	0.71	3.28	507
Year ended 12/31/21	6.93	0.12	(0.17)	(0.05)	(0.10)	(0.23)	(0.33)	6.55	(0.65)	39,799	0.61	0.92	1.77	377
Series II
Six months ended 06/30/26	5.77	0.12	(0.08)	0.04	—	—	—	5.81	0.69	50,741	0.85 (d)	0.95 (d)	4.11 (d)	307
Year ended 12/31/25	5.62	0.25	0.14	0.39	(0.24)	—	(0.24)	5.77	6.96	47,993	0.85	0.97	4.27	548
Year ended 12/31/24	5.67	0.25	(0.09)	0.16	(0.21)	—	(0.21)	5.62	2.72	41,942	0.84	0.98	4.43	419
Year ended 12/31/23	5.50	0.23	0.08	0.31	(0.14)	—	(0.14)	5.67	5.85	35,807	0.85	0.97	4.19	454
Year ended 12/31/22	6.49	0.17	(1.13)	(0.96)	(0.03)	(0.00)	(0.03)	5.50	(14.68)	28,052	0.86	0.96	3.03	507
Year ended 12/31/21	6.89	0.10	(0.17)	(0.07)	(0.10)	(0.23)	(0.33)	6.49	(1.01)	2,035	0.86	1.17	1.52	377

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2022, the portfolio turnover calculation excludes the value of securities purchased of $96,195,733 in connection with the acquisition of Invesco V.I. Core Bond Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33
Invesco V.I. Core Plus Bond Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
34
Invesco V.I. Core Plus Bond Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not
35
Invesco V.I. Core Plus Bond Fund

increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
O.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
36
Invesco V.I. Core Plus Bond Fund

P.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
Q.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
R.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $1.5 billion	0.400%
Next $2.5 billion	0.375%
Over $5 billion	0.350%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.45%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.61% and 0.86%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $79,721.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $12,154 for accounting and fund administrative services and was reimbursed $120,614 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
37
Invesco V.I. Core Plus Bond Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$74,724,393	$707,952	$75,432,345
Asset-Backed Securities	—	57,938,971	—	57,938,971
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	32,982,794	—	32,982,794
U.S. Treasury Securities	—	28,901,093	—	28,901,093
Collateralized Mortgage Obligations	—	5,116,606	—	5,116,606
Variable Rate Senior Loan Interests	—	2,141,486	1,241,095	3,382,581
Preferred Stocks	1,302,509	—	—	1,302,509
Agency Credit Risk Transfer Notes	—	213,469	—	213,469
Non-U.S. Dollar Denominated Bonds & Notes	—	117,159	—	117,159
Money Market Funds	4,304,192	612,598	—	4,916,790
Total Investments in Securities	5,606,701	202,748,569	1,949,047	210,304,317
Other Investments - Assets*
Futures Contracts	179,354	—	—	179,354
Forward Foreign Currency Contracts	—	6,394	—	6,394
	179,354	6,394	—	185,748
Other Investments - Liabilities*
Futures Contracts	(110,483)	—	—	(110,483)
Total Other Investments	68,871	6,394	—	75,265
Total Investments	$5,675,572	$202,754,963	$1,949,047	$210,379,582

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
38
Invesco V.I. Core Plus Bond Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
	Value
Derivative Assets	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$179,354	$179,354
Unrealized appreciation on forward foreign currency contracts outstanding	6,394	—	6,394
Total Derivative Assets	6,394	179,354	185,748
Derivatives not subject to master netting agreements	—	(179,354)	(179,354)
Total Derivative Assets subject to master netting agreements	$6,394	$—	$6,394

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(110,483)
Derivatives not subject to master netting agreements	110,483
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$6,394	$6,394	$—	$—	$6,394
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$(1,257)	$-	$(1,257)
Futures contracts	-	(246,571)	(246,571)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	8,739	-	8,739
Futures contracts	-	126,821	126,821
Total	$7,482	$(119,750)	$(112,268)
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$219,955	$45,239,221

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
39
Invesco V.I. Core Plus Bond Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of June 30, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	$954,752	$2,387
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$11,845,714	$11,792,030	$23,637,744
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $132,388,932 and $109,221,492, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,653,072
Aggregate unrealized (depreciation) of investments	(3,208,739)
Net unrealized appreciation (depreciation) of investments	$(1,555,667)
Cost of investments for tax purposes is $211,935,249.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	3,380,833	$19,864,812	4,279,358	$25,183,134
Series II	969,651	5,614,602	1,717,238	9,911,099
Issued as reinvestment of dividends:
Series I	-	-	777,081	4,538,153
Series II	-	-	327,437	1,888,940
Reacquired:
Series I	(1,632,619)	(9,603,832)	(4,946,208)	(28,789,670)
Series II	(560,419)	(3,249,404)	(1,182,880)	(6,799,054)
Net increase in share activity	2,157,446	$12,626,178	972,026	$5,932,602

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 68% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

40
Invesco V.I. Core Plus Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Core Plus Bond Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology, including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Aggregate Bond Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period, the second quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one year period and above the performance of the
41
Invesco V.I. Core Plus Bond Fund

Index for the three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were reasonably comparable to and below, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The
Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with,  and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco
42
Invesco V.I. Core Plus Bond Fund

Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
43
Invesco V.I. Core Plus Bond Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
44
Invesco V.I. Core Plus Bond Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Discovery Large Cap Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VICAPA-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.15%
Aerospace & Defense–3.34%
General Electric Co.(b)	12,376	$4,625,283
Howmet Aerospace, Inc.	23,349	6,277,612
		10,902,895
Alternative Carriers–0.90%
Space Exploration Technologies Corp., Class A(b)(c)	17,102	2,922,048
Apparel Retail–1.13%
TJX Cos., Inc. (The)	24,278	3,678,117
Application Software–1.74%
AppLovin Corp., Class A(c)	3,231	1,664,708
Datadog, Inc., Class A(c)	15,479	4,030,113
		5,694,821
Automobile Manufacturers–0.59%
Tesla, Inc.(c)	4,585	1,928,451
Biotechnology–0.90%
Argenx SE, ADR (Netherlands)(c)	1,775	1,646,791
Gilead Sciences, Inc.	10,164	1,284,120
		2,930,911
Broadline Retail–5.59%
Amazon.com, Inc.(c)	76,557	18,246,595
Cargo Ground Transportation–0.98%
XPO, Inc.(b)(c)	15,513	3,184,664
Coal & Consumable Fuels–0.65%
Cameco Corp. (Canada)	20,687	2,107,178
Construction & Engineering–2.72%
Quanta Services, Inc.	12,311	8,864,412
Construction Machinery & Heavy Transportation Equipment– 2.46%
Caterpillar, Inc.	7,551	8,041,060
Consumer Staples Merchandise Retail–1.17%
Walmart, Inc.	33,857	3,834,644
Copper–1.03%
Freeport-McMoRan, Inc.	53,618	3,372,036
Diversified Banks–0.46%
JPMorgan Chase & Co.	4,632	1,516,193
Electrical Components & Equipment–2.60%
Vertiv Holdings Co., Class A	25,348	8,487,017
Electronic Components–1.51%
Coherent Corp.(b)(c)	12,505	4,932,847
Health Care Distributors–0.62%
Cardinal Health, Inc.	8,501	2,019,498
Health Care REITs–0.69%
Welltower, Inc.	9,954	2,259,259
Shares		Value
Heavy Electrical Equipment–3.06%
Bloom Energy Corp., Class A(c)	9,278	$2,808,451
GE Vernova, Inc.(b)	6,107	7,174,870
		9,983,321
Hotels, Resorts & Cruise Lines–2.49%
Hilton Worldwide Holdings, Inc.	16,989	5,614,185
Viking Holdings Ltd.(c)	23,869	2,498,368
		8,112,553
Industrial Machinery & Supplies & Components–0.87%
Parker-Hannifin Corp.	2,911	2,847,307
Interactive Media & Services–8.77%
Alphabet, Inc., Class C	67,986	24,021,493
Meta Platforms, Inc., Class A	8,189	4,612,782
		28,634,275
Internet Services & Infrastructure–2.14%
Cloudflare, Inc., Class A(b)(c)	14,883	3,650,502
Snowflake, Inc., Class A(b)(c)	13,115	3,337,768
		6,988,270
Investment Banking & Brokerage–1.30%
Goldman Sachs Group, Inc. (The)	4,206	4,253,822
Oil & Gas Equipment & Services–0.69%
Baker Hughes Co., Class A	40,802	2,264,511
Oil & Gas Exploration & Production–1.05%
Diamondback Energy, Inc.	19,567	3,439,487
Oil & Gas Storage & Transportation–0.69%
Targa Resources Corp.	8,360	2,241,650
Pharmaceuticals–2.71%
Eli Lilly and Co.	6,076	7,287,737
Johnson & Johnson	6,122	1,554,804
		8,842,541
Restaurants–0.46%
Starbucks Corp.	14,777	1,510,062
Semiconductor Materials & Equipment–10.32%
Applied Materials, Inc.	13,692	9,899,316
ASML Holding N.V., New York Shares (Netherlands)	3,153	6,272,704
Lam Research Corp.	40,399	17,506,099
		33,678,119
Semiconductors–21.18%
Advanced Micro Devices, Inc.(c)	19,620	11,397,454
Broadcom, Inc.	16,404	6,196,611
Monolithic Power Systems, Inc.	3,192	4,412,493
NVIDIA Corp.	162,964	32,607,467
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	22,107	10,557,640
Texas Instruments, Inc.	13,375	3,986,686
		69,158,351
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Discovery Large Cap Fund

Shares		Value
Systems Software–5.53%
CrowdStrike Holdings, Inc., Class A(c)	6,155	$4,697,127
Microsoft Corp.	25,481	9,504,923
Palo Alto Networks, Inc.(c)	11,279	3,846,364
		18,048,414
Technology Hardware, Storage & Peripherals–9.29%
Apple, Inc.	58,572	16,948,394
Sandisk Corp.(c)	1,067	2,426,070
Western Digital Corp.(b)	17,167	10,964,906
		30,339,370
Transaction & Payment Processing Services–0.52%
Visa, Inc., Class A	4,974	1,706,530
Total Common Stocks & Other Equity Interests (Cost $154,447,636)		326,971,229
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $154,447,636)		326,971,229
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.07%
Invesco Private Government Fund, 3.62%(d)(e)(f)	5,460,495	$5,460,495
Invesco Private Prime Fund, 3.77%(d)(e)(f)	14,337,257	14,338,691
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,798,730)		19,799,186
TOTAL INVESTMENTS IN SECURITIES–106.22% (Cost $174,246,366)		346,770,415
OTHER ASSETS LESS LIABILITIES—(6.22)%		(20,292,148)
NET ASSETS–100.00%		$326,478,267
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$1,629,938	$20,556,008	$(22,185,946)	$-	$-	$-	$24,323
Invesco Treasury Portfolio, Institutional Class	3,027,029	38,175,444	(41,202,473)	-	-	-	44,836
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,528,670	133,614,034	(131,682,209)	-	-	5,460,495	70,973*
Invesco Private Prime Fund	9,190,145	239,348,808	(234,195,236)	456	(5,482)	14,338,691	183,922*
Total	$17,375,782	$431,694,294	$(429,265,864)	$456	$(5,482)	$19,799,186	$324,054

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Discovery Large Cap Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $154,447,636)*	$326,971,229
Investments in affiliated money market funds, at value (Cost $19,798,730)	19,799,186
Cash	388,591
Receivable for:
Fund shares sold	16,111
Dividends	42,060
Investment for trustee deferred compensation and retirement plans	113,843
Other assets	268
Total assets	347,331,288
Liabilities:
Payable for:
Fund shares reacquired	565,668
Collateral upon return of securities loaned	19,798,730
Accrued fees to affiliates	347,055
Accrued trustees’ and officers’ fees and benefits	1,332
Accrued other operating expenses	26,393
Trustee deferred compensation and retirement plans	113,843
Total liabilities	20,853,021
Net assets applicable to shares outstanding	$326,478,267
Net assets consist of:
Shares of beneficial interest	$(229,230,464)
Distributable earnings	555,708,731
$326,478,267
Net Assets:
Series I	$159,716,995
Series II	$166,761,272
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	2,250,957
Series II	2,512,105
Series I:
Net asset value per share	$70.96
Series II:
Net asset value per share	$66.38

*	At June 30, 2026, securities with an aggregate value of $19,585,985 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $14,680)	$797,790
Dividends from affiliated money market funds (includes net securities lending income of $8,692)	77,851
Total investment income	875,641
Expenses:
Advisory fees	1,439,476
Administrative services fees	312,938
Custodian fees	1,974
Distribution fees - Series II	195,616
Transfer agent fees	15,439
Trustees’ and officers’ fees and benefits	13,810
Reports to shareholders	4,429
Professional services fees	22,999
Other	3,744
Total expenses	2,010,425
Less: Fees waived and/or expenses reimbursed	(220,111)
Net expenses	1,790,314
Net investment income (loss)	(914,673)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	145,950,572
Affiliated investment securities	(5,482)
145,945,090
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(102,225,603)
Affiliated investment securities	456
(102,225,147)
Net realized and unrealized gain	43,719,943
Net increase in net assets resulting from operations	$42,805,270
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Discovery Large Cap Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(914,673)	$(3,234,660)
Net realized gain	145,945,090	241,579,242
Change in net unrealized appreciation (depreciation)	(102,225,147)	(146,528,064)
Net increase in net assets resulting from operations	42,805,270	91,816,518
Distributions to shareholders from distributable earnings:
Series I	—	(74,037,548)
Series II	—	(21,105,460)
Total distributions from distributable earnings	—	(95,143,008)
Share transactions–net:
Series I	(167,949,214)	(330,374,714)
Series II	(12,331,715)	(15,021,862)
Net increase (decrease) in net assets resulting from share transactions	(180,280,929)	(345,396,576)
Net increase (decrease) in net assets	(137,475,659)	(348,723,066)
Net assets:
Beginning of period	463,953,926	812,676,992
End of period	$326,478,267	$463,953,926
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Discovery Large Cap Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$63.25	$(0.11)	$7.82	$7.71	$—	$70.96	12.19%	$159,717	0.80%(d)	0.91%(d)	(0.36)%(d)	47%
Year ended 12/31/25	63.15	(0.24)	8.45	8.21	(8.11)	63.25	12.79	301,777	0.80	0.87	(0.38)	59
Year ended 12/31/24	47.07	(0.15)	16.23	16.08	—	63.15	34.16	633,277	0.80	0.88	(0.26)	58
Year ended 12/31/23	34.77	(0.05)	12.35	12.30	—	47.07	35.37	541,047	0.80	0.88	(0.11)	81
Year ended 12/31/22	81.86	0.02	(24.48)	(24.46)	(22.63)	34.77	(30.78)	443,996	0.80	0.88	0.03	73
Year ended 12/31/21	70.34	(0.26)	16.12	15.86	(4.34)	81.86	22.57	686,517	0.80	0.84	(0.34)	91
Series II
Six months ended 06/30/26	59.25	(0.18)	7.31	7.13	—	66.38	12.04	166,761	1.05 (d)	1.16 (d)	(0.61)(d)	47
Year ended 12/31/25	59.74	(0.38)	8.00	7.62	(8.11)	59.25	12.53	162,177	1.05	1.12	(0.63)	59
Year ended 12/31/24	44.64	(0.27)	15.37	15.10	—	59.74	33.82	179,400	1.05	1.13	(0.51)	58
Year ended 12/31/23	33.06	(0.14)	11.72	11.58	—	44.64	35.03	167,253	1.05	1.13	(0.36)	81
Year ended 12/31/22	79.58	(0.12)	(23.77)	(23.89)	(22.63)	33.06	(30.96)	119,613	1.05	1.13	(0.22)	73
Year ended 12/31/21	68.64	(0.45)	15.73	15.28	(4.34)	79.58	22.28	226,282	1.05	1.09	(0.59)	91

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Discovery Large Cap Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Discovery Large Cap Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
7
Invesco V.I. Discovery Large Cap Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Discovery Large Cap Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $940 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Over $1 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.72%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including
9
Invesco V.I. Discovery Large Cap Fund

litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $220,111.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $27,159 for accounting and fund administrative services and was reimbursed $285,779 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $4,127 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$326,971,229	$—	$—	$326,971,229
Money Market Funds	—	19,799,186	—	19,799,186
Total Investments	$326,971,229	$19,799,186	$—	$346,770,415
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
10
Invesco V.I. Discovery Large Cap Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $182,987,054 and $357,167,880, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$172,445,055
Aggregate unrealized (depreciation) of investments	(898,601)
Net unrealized appreciation of investments	$171,546,454
Cost of investments for tax purposes is $175,223,961.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	45,973	$2,919,355	198,785	$11,881,677
Series II	276,467	16,952,947	506,539	29,200,369
Issued as reinvestment of dividends:
Series I	-	-	1,151,618	74,037,548
Series II	-	-	350,298	21,105,451
Reacquired:
Series I	(2,565,931)	(170,868,569)	(6,607,705)	(416,293,939)
Series II	(501,595)	(29,284,662)	(1,122,404)	(65,327,682)
Net increase (decrease) in share activity	(2,745,086)	$(180,280,929)	(5,522,869)	$(345,396,576)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. Discovery Large Cap Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Large Cap Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and thee year periods and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three, and five year periods.  The Board noted that stock
12
Invesco V.I. Discovery Large Cap Fund

selection and an underweight allocation to certain sectors detracted from the performance of the Fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C. Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
13
Invesco V.I. Discovery Large Cap Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. Discovery Large Cap Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Discovery Large Cap Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Discovery Mid Cap Growth Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIDMCG-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.92%
Aerospace & Defense–7.56%
Arxis, Inc., Class A(b)	65,425	$3,018,709
BWX Technologies, Inc.	28,540	5,555,311
Carpenter Technology Corp.	22,895	14,122,552
Curtiss-Wright Corp.	17,877	13,546,475
Howmet Aerospace, Inc.	17,639	4,742,422
Woodward, Inc.	25,934	11,033,361
		52,018,830
Apparel Retail–1.65%
Ross Stores, Inc.	53,416	11,369,596
Apparel, Accessories & Luxury Goods–1.00%
Ralph Lauren Corp.	17,210	6,908,266
Application Software–1.31%
Datadog, Inc., Class A(b)	34,646	9,020,433
Biotechnology–1.16%
Natera, Inc.(b)	29,322	7,959,457
Cargo Ground Transportation–3.37%
J.B. Hunt Transport Services, Inc.	13,755	3,981,110
Knight-Swift Transportation Holdings, Inc.	131,503	10,240,139
XPO, Inc.(b)	43,529	8,936,068
		23,157,317
Communications Equipment–1.21%
Lumentum Holdings, Inc.(b)	9,666	8,294,008
Construction & Engineering–8.10%
Comfort Systems USA, Inc.	9,890	19,601,485
MasTec, Inc.(b)	41,309	17,187,023
Quanta Services, Inc.	26,293	18,932,012
		55,720,520
Construction Machinery & Heavy Transportation Equipment– 1.68%
PACCAR, Inc.	40,174	4,825,701
Westinghouse Air Brake Technologies Corp.	24,966	6,730,834
		11,556,535
Diversified Metals & Mining–0.42%
Hudbay Minerals, Inc. (Canada)	122,912	2,901,952
Electrical Components & Equipment–3.54%
AMETEK, Inc.	44,952	10,875,687
Regal Rexnord Corp.(c)	19,161	4,563,959
Rockwell Automation, Inc.	18,041	8,931,738
		24,371,384
Electronic Components–1.66%
Coherent Corp.(b)	28,918	11,407,283
Electronic Equipment & Instruments–4.03%
Advanced Energy Industries, Inc.	18,656	6,956,263
Cognex Corp.	140,221	10,154,805
Shares		Value
Electronic Equipment & Instruments–(continued)
Keysight Technologies, Inc.(b)	30,215	$10,577,365
		27,688,433
Electronic Manufacturing Services–5.78%
Celestica, Inc. (Canada)(b)	27,782	10,134,874
Flex Ltd.(b)	144,816	23,470,329
Sanmina Corp.(b)	24,251	6,137,443
		39,742,646
Financial Exchanges & Data–1.11%
MSCI, Inc.	13,674	7,657,987
Food Retail–1.68%
Casey’s General Stores, Inc.	14,518	11,538,761
Health Care Distributors–1.13%
Cardinal Health, Inc.	32,766	7,783,891
Health Care Equipment–0.55%
IDEXX Laboratories, Inc.(b)	7,205	3,793,000
Health Care Services–2.61%
BrightSpring Health Services, Inc.(b)	95,669	6,671,956
Guardant Health, Inc.(b)	53,056	7,959,992
Labcorp Holdings, Inc.	11,806	3,305,680
		17,937,628
Health Care Supplies–0.61%
Medline, Inc.(b)(c)	105,946	4,178,510
Heavy Electrical Equipment–1.82%
Bloom Energy Corp., Class A(b)	17,839	5,399,865
Forgent Power Solutions, Inc.(b)(c)	127,280	7,109,861
		12,509,726
Hotels, Resorts & Cruise Lines–5.82%
Hilton Worldwide Holdings, Inc.	60,300	19,926,738
Marriott International, Inc., Class A	24,830	9,201,750
Viking Holdings Ltd.(b)	103,993	10,884,947
		40,013,435
Industrial Machinery & Supplies & Components–4.36%
ESCO Technologies, Inc.(c)	16,742	5,860,370
ITT, Inc.	46,089	9,114,560
RBC Bearings, Inc.(b)	14,945	9,625,477
SPX Technologies, Inc.(b)	22,030	5,401,095
		30,001,502
Internet Services & Infrastructure–5.08%
Akamai Technologies, Inc.(b)	76,597	9,054,531
Cloudflare, Inc., Class A(b)	47,326	11,608,121
MongoDB, Inc.(b)	20,392	6,849,673
Snowflake, Inc., Class A(b)	29,116	7,410,022
		34,922,347
Investment Banking & Brokerage–1.31%
Evercore, Inc., Class A	26,357	8,999,334
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Discovery Mid Cap Growth Fund

Shares		Value
Life Sciences Tools & Services–1.60%
Waters Corp.(b)	21,629	$8,111,740
West Pharmaceutical Services, Inc.	8,106	2,910,054
		11,021,794
Movies & Entertainment–1.48%
Live Nation Entertainment, Inc.(b)(c)	36,564	6,695,234
TKO Group Holdings, Inc.	17,169	3,456,291
		10,151,525
Oil & Gas Equipment & Services–2.16%
Baker Hughes Co., Class A	111,678	6,198,129
TechnipFMC PLC (United Kingdom)	130,610	8,659,443
		14,857,572
Oil & Gas Exploration & Production–1.32%
Diamondback Energy, Inc.	51,765	9,099,252
Oil & Gas Storage & Transportation–2.35%
Cheniere Energy, Inc.	31,032	7,416,958
Targa Resources Corp.	32,739	8,778,636
		16,195,594
Other Specialized REITs–0.60%
Iron Mountain, Inc.	32,606	4,118,464
Pharmaceuticals–1.28%
Royalty Pharma PLC, Class A	157,340	8,822,054
Regional Banks–1.06%
Citizens Financial Group, Inc.	104,289	7,307,530
Semiconductor Materials & Equipment–4.27%
MKS, Inc.	31,384	13,959,603
Teradyne, Inc.	31,830	15,400,627
		29,360,230
Semiconductors–8.19%
Lattice Semiconductor Corp.(b)	110,625	16,921,200
MACOM Technology Solutions Holdings, Inc.(b)	41,556	15,806,656
Monolithic Power Systems, Inc.	13,843	19,136,009
Tower Semiconductor Ltd. (Israel)(b)	17,197	4,482,226
		56,346,091
Shares		Value
Specialty Chemicals–1.16%
Element Solutions, Inc.	166,816	$7,965,464
Steel–0.75%
Steel Dynamics, Inc.(c)	22,437	5,148,394
Systems Software–0.63%
Nebius Group N.V., Class A (Netherlands)(b)(c)	15,640	4,319,299
Trading Companies & Distributors–0.76%
W.W. Grainger, Inc.	3,839	5,222,576
Transaction & Payment Processing Services–0.76%
Corpay, Inc.(b)	15,679	5,225,340
Total Common Stocks & Other Equity Interests (Cost $425,099,380)		666,613,960
Money Market Funds–3.19%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	7,765,228	7,765,228
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	14,145,074	14,145,074
Total Money Market Funds (Cost $21,910,302)		21,910,302
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $447,009,682)		688,524,262
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.80%
Invesco Private Government Fund, 3.62%(d)(e)(f)	9,174,373	9,174,373
Invesco Private Prime Fund, 3.77%(d)(e)(f)	23,836,279	23,838,662
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,013,433)		33,013,035
TOTAL INVESTMENTS IN SECURITIES–104.91% (Cost $480,023,115)		721,537,297
OTHER ASSETS LESS LIABILITIES—(4.91)%		(33,749,357)
NET ASSETS–100.00%		$687,787,940
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,321,272	$48,968,054	$(44,524,098)	$-	$-	$7,765,228	$135,421
Invesco Treasury Portfolio, Institutional Class	5,892,012	90,940,672	(82,687,610)	-	-	14,145,074	244,990
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Discovery Mid Cap Growth Fund

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$20,930,845	$155,908,500	$(167,664,972)	$-	$-	$9,174,373	$212,426*
Invesco Private Prime Fund	54,454,912	320,783,517	(351,395,573)	(398)	(3,796)	23,838,662	568,214*
Total	$84,599,041	$616,600,743	$(646,272,253)	$(398)	$(3,796)	$54,923,337	$1,161,051

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $425,099,380)*	$666,613,960
Investments in affiliated money market funds, at value (Cost $54,923,735)	54,923,337
Cash	500,636
Receivable for:
Fund shares sold	73,786
Dividends	168,935
Investment for trustee deferred compensation and retirement plans	124,805
Other assets	358
Total assets	722,405,817
Liabilities:
Payable for:
Fund shares reacquired	872,236
Collateral upon return of securities loaned	33,013,433
Accrued fees to affiliates	574,734
Accrued trustees’ and officers’ fees and benefits	951
Accrued other operating expenses	28,382
Trustee deferred compensation and retirement plans	128,141
Total liabilities	34,617,877
Net assets applicable to shares outstanding	$687,787,940
Net assets consist of:
Shares of beneficial interest	$221,345,504
Distributable earnings	466,442,436
$687,787,940
Net Assets:
Series I	$534,486,714
Series II	$153,301,226
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,556,851
Series II	1,892,815
Series I:
Net asset value per share	$96.19
Series II:
Net asset value per share	$80.99

*	At June 30, 2026, securities with an aggregate value of $32,937,645 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $6,776)	$1,303,046
Dividends from affiliated money market funds (includes net securities lending income of $37,623)	418,034
Total investment income	1,721,080
Expenses:
Advisory fees	2,399,225
Administrative services fees	554,434
Custodian fees	3,056
Distribution fees - Series II	168,984
Transfer agent fees	19,592
Trustees’ and officers’ fees and benefits	14,214
Reports to shareholders	4,440
Professional services fees	20,626
Other	4,619
Total expenses	3,189,190
Less: Fees waived and/or expenses reimbursed	(12,116)
Net expenses	3,177,074
Net investment income (loss)	(1,455,994)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	126,891,733
Affiliated investment securities	(3,796)
Foreign currencies	(24)
126,887,913
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	46,068,598
Affiliated investment securities	(398)
46,068,200
Net realized and unrealized gain	172,956,113
Net increase in net assets resulting from operations	$171,500,119
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Discovery Mid Cap Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(1,455,994)	$(3,631,481)
Net realized gain	126,887,913	104,242,689
Change in net unrealized appreciation (depreciation)	46,068,200	(59,046,740)
Net increase in net assets resulting from operations	171,500,119	41,564,468
Distributions to shareholders from distributable earnings:
Series I	—	(64,205,134)
Series II	—	(14,917,423)
Total distributions from distributable earnings	—	(79,122,557)
Share transactions–net:
Series I	(150,054,919)	(228,778,871)
Series II	(3,557,139)	(29,433,207)
Net increase (decrease) in net assets resulting from share transactions	(153,612,058)	(258,212,078)
Net increase (decrease) in net assets	17,888,061	(295,770,167)
Net assets:
Beginning of period	669,899,879	965,670,046
End of period	$687,787,940	$669,899,879
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Discovery Mid Cap Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$75.21	$(0.16)	$21.14	$20.98	$—	$96.19	27.89%	$534,487	0.88%(d)	0.88%(d)	(0.38)%(d)	55%
Year ended 12/31/25	78.03	(0.28)	4.22	3.94	(6.76)	75.21	4.79	546,346	0.86	0.86	(0.37)	104
Year ended 12/31/24	62.81	(0.14)	15.36	15.22	—	78.03	24.23	804,405	0.86	0.86	(0.19)	97
Year ended 12/31/23	55.51	(0.07)	7.37	7.30	—	62.81	13.15	697,742	0.87	0.87	(0.12)	129
Year ended 12/31/22	114.63	(0.10)	(35.03)	(35.13)	(23.99)	55.51	(30.98)	673,217	0.84	0.86	(0.12)	97
Year ended 12/31/21	106.94	(0.62)	21.29	20.67	(12.98)	114.63	19.09	1,043,224	0.80	0.83	(0.54)	77
Series II
Six months ended 06/30/26	63.41	(0.22)	17.80	17.58	—	80.99	27.72	153,301	1.13 (d)	1.13 (d)	(0.63)(d)	55
Year ended 12/31/25	66.93	(0.41)	3.65	3.24	(6.76)	63.41	4.53	123,554	1.11	1.11	(0.62)	104
Year ended 12/31/24	54.01	(0.27)	13.19	12.92	—	66.93	23.92	161,265	1.11	1.11	(0.44)	97
Year ended 12/31/23	47.85	(0.19)	6.35	6.16	—	54.01	12.88	145,409	1.12	1.12	(0.37)	129
Year ended 12/31/22	103.76	(0.27)	(31.65)	(31.92)	(23.99)	47.85	(31.14)	131,031	1.09	1.11	(0.37)	97
Year ended 12/31/21	98.05	(0.83)	19.52	18.69	(12.98)	103.76	18.79	208,990	1.05	1.08	(0.79)	77

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Discovery Mid Cap Growth Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco V.I. Discovery Mid Cap Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. Discovery Mid Cap Growth Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $2,929 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $700 million	0.600%
Over $1.5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.70%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5)
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Invesco V.I. Discovery Mid Cap Growth Fund

expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $12,116.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $48,040 for accounting and fund administrative services and was reimbursed $506,394 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $12,394 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$666,613,960	$—	$—	$666,613,960
Money Market Funds	21,910,302	33,013,035	—	54,923,337
Total Investments	$688,524,262	$33,013,035	$—	$721,537,297
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Discovery Mid Cap Growth Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $364,677,926 and $531,333,385, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$245,355,846
Aggregate unrealized (depreciation) of investments	(5,800,657)
Net unrealized appreciation of investments	$239,555,189
Cost of investments for tax purposes is $481,982,108.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	164,845	$14,414,469	432,398	$32,628,632
Series II	143,093	10,690,632	302,935	19,599,987
Issued as reinvestment of dividends:
Series I	-	-	827,814	64,205,134
Series II	-	-	228,025	14,917,423
Reacquired:
Series I	(1,871,837)	(164,469,388)	(4,305,714)	(325,612,637)
Series II	(198,733)	(14,247,771)	(992,095)	(63,950,617)
Net increase (decrease) in share activity	(1,762,632)	$(153,612,058)	(3,506,637)	$(258,212,078)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 5% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco V.I. Discovery Mid Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Discovery Mid Cap Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one, three, and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three, and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a
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Invesco V.I. Discovery Mid Cap Growth Fund

particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
14
Invesco V.I. Discovery Mid Cap Growth Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Discovery Mid Cap Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Discovery Mid Cap Growth Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Diversified Dividend Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIDDI-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.46%
Aerospace & Defense–3.88%
Honeywell Aerospace, Inc.(b)	24,868	$5,497,817
Northrop Grumman Corp.	8,405	4,280,751
RTX Corp.	41,261	7,828,449
		17,607,017
Agricultural & Farm Machinery–1.09%
Deere & Co.	7,769	4,928,110
Apparel Retail–0.60%
TJX Cos., Inc. (The)	18,049	2,734,423
Asset Management & Custody Banks–0.75%
BlackRock, Inc.	3,560	3,423,154
Biotechnology–0.65%
AbbVie, Inc.	11,725	2,950,479
Building Products–1.52%
Johnson Controls International PLC	47,280	6,908,081
Communications Equipment–2.24%
Cisco Systems, Inc.	86,514	10,161,935
Construction Machinery & Heavy Transportation Equipment– 0.75%
Westinghouse Air Brake Technologies Corp.	12,693	3,422,033
Construction Materials–1.01%
CRH PLC	42,616	4,559,912
Consumer Finance–1.30%
Capital One Financial Corp.	29,389	5,896,021
Consumer Staples Merchandise Retail–1.43%
Walmart, Inc.	57,193	6,477,679
Diversified Banks–9.84%
Bank of America Corp.	144,869	8,254,636
Citigroup, Inc.	43,658	6,110,374
Fifth Third Bancorp	81,082	4,570,592
JPMorgan Chase & Co.	51,070	16,716,743
Wells Fargo & Co.	108,404	8,958,506
		44,610,851
Electric Utilities–2.81%
Entergy Corp.(c)	60,410	6,938,692
PPL Corp.	159,085	5,782,740
		12,721,432
Electrical Components & Equipment–2.40%
Eaton Corp. PLC	17,895	7,625,417
Hubbell, Inc.	6,259	3,274,709
		10,900,126
Electronic Components–0.71%
Corning, Inc.	12,568	3,210,244
Shares		Value
Electronic Manufacturing Services–0.63%
TE Connectivity PLC (Switzerland)	14,080	$2,838,669
Financial Exchanges & Data–1.05%
CME Group, Inc., Class A	21,476	4,742,545
Health Care Distributors–0.90%
Cardinal Health, Inc.	17,091	4,060,138
Health Care Equipment–3.45%
Abbott Laboratories	55,346	5,022,096
Becton, Dickinson and Co.	34,096	5,159,748
Medtronic PLC	69,893	5,467,729
		15,649,573
Health Care Services–1.46%
CVS Health Corp.	64,117	6,632,904
Home Improvement Retail–1.80%
Lowe’s Cos., Inc.	37,098	8,179,738
Hotels, Resorts & Cruise Lines–0.96%
Marriott International, Inc., Class A	11,717	4,342,203
Household Products–1.08%
Colgate-Palmolive Co.	53,669	4,920,374
Industrial Conglomerates–1.23%
Honeywell International, Inc.	24,868	5,567,945
Industrial Gases–2.12%
Linde PLC	18,554	9,628,413
Industrial Machinery & Supplies & Components–1.98%
Parker-Hannifin Corp.	5,358	5,240,767
Xylem, Inc.	31,465	3,719,478
		8,960,245
Industrial REITs–1.48%
Prologis, Inc.	49,617	6,721,615
Insurance Brokers–0.78%
Marsh & McLennan Cos., Inc.	21,326	3,554,404
Integrated Oil & Gas–2.02%
Chevron Corp.	55,299	9,166,362
Integrated Telecommunication Services–0.81%
AT&T, Inc.	177,828	3,681,040
Interactive Media & Services–3.38%
Alphabet, Inc., Class A	29,386	10,501,675
Meta Platforms, Inc., Class A	8,607	4,848,237
		15,349,912
Investment Banking & Brokerage–2.48%
Charles Schwab Corp. (The)	67,460	6,224,534
Morgan Stanley	23,971	5,010,898
		11,235,432
IT Consulting & Other Services–1.72%
International Business Machines Corp.	27,733	7,798,797
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Diversified Dividend Fund

Shares		Value
Life Sciences Tools & Services–1.39%
Danaher Corp.	33,060	$6,297,269
Managed Health Care–1.91%
UnitedHealth Group, Inc.	20,803	8,646,351
Multi-Utilities–2.53%
CMS Energy Corp.	51,518	3,941,127
Public Service Enterprise Group, Inc.	49,119	3,986,498
Sempra	38,195	3,541,058
		11,468,683
Oil & Gas Equipment & Services–1.01%
SLB Ltd.	98,419	4,575,499
Oil & Gas Exploration & Production–2.17%
ConocoPhillips	54,331	5,648,251
Devon Energy Corp.	101,626	4,199,186
		9,847,437
Oil & Gas Storage & Transportation–1.76%
Williams Cos., Inc. (The)	107,655	8,003,073
Packaged Foods & Meats–1.16%
Mondelez International, Inc., Class A	90,933	5,259,565
Pharmaceuticals–5.00%
Eli Lilly and Co.	3,119	3,741,022
Johnson & Johnson	47,988	12,187,513
Merck & Co., Inc.	52,510	6,747,535
		22,676,070
Property & Casualty Insurance–1.13%
American International Group, Inc.	38,277	2,852,785
Hartford Insurance Group, Inc. (The)	17,107	2,267,019
		5,119,804
Rail Transportation–0.96%
Union Pacific Corp.	15,985	4,347,920
Restaurants–2.35%
McDonald’s Corp.	26,466	7,154,025
Yum! Brands, Inc.	21,785	3,482,550
		10,636,575
Semiconductor Materials & Equipment–2.86%
ASML Holding N.V., New York Shares (Netherlands)	3,134	6,234,905
Lam Research Corp.	15,537	6,732,648
		12,967,553
Shares		Value
Semiconductors–3.15%
Broadcom, Inc.	17,897	$6,760,592
NXP Semiconductors N.V. (Netherlands)	11,267	3,166,365
Texas Instruments, Inc.	14,698	4,381,033
		14,307,990
Soft Drinks & Non-alcoholic Beverages–2.18%
Coca-Cola Co. (The)	61,704	5,014,684
PepsiCo, Inc.	35,939	4,866,141
		9,880,825
Systems Software–2.56%
Microsoft Corp.	31,104	11,602,414
Technology Hardware, Storage & Peripherals–1.39%
Apple, Inc.	21,751	6,293,869
Tobacco–2.00%
Philip Morris International, Inc. (Switzerland)	50,089	9,061,601
Trading Companies & Distributors–0.64%
Sunbelt Rentals Holdings, Inc.	39,068	2,922,677
Total Common Stocks & Other Equity Interests (Cost $322,550,441)		437,456,981
Money Market Funds–3.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	4,769,019	4,769,019
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	8,856,077	8,856,077
Total Money Market Funds (Cost $13,625,096)		13,625,096
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.46% (Cost $336,175,537)		451,082,077
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.57%
Invesco Private Government Fund, 3.62%(d)(e)(f)	1,965,775	1,965,775
Invesco Private Prime Fund, 3.77%(d)(e)(f)	5,134,447	5,134,960
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,100,431)		7,100,735
TOTAL INVESTMENTS IN SECURITIES–101.03% (Cost $343,275,968)		458,182,812
OTHER ASSETS LESS LIABILITIES—(1.03)%		(4,675,104)
NET ASSETS–100.00%		$453,507,708
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Diversified Dividend Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,446,889	$24,127,182	$(22,805,052)	$-	$-	$4,769,019	$82,914
Invesco Treasury Portfolio, Institutional Class	6,400,693	44,807,623	(42,352,239)	-	-	8,856,077	152,930
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,400,349	130,128,195	(132,562,769)	-	-	1,965,775	105,436*
Invesco Private Prime Fund	11,339,562	271,042,789	(277,244,549)	304	(3,146)	5,134,960	263,598*
Total	$25,587,493	$470,105,789	$(474,964,609)	$304	$(3,146)	$20,725,831	$604,878

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Diversified Dividend Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $322,550,441)*	$437,456,981
Investments in affiliated money market funds, at value (Cost $20,725,527)	20,725,831
Foreign currencies, at value (Cost $41,121)	41,255
Receivable for:
Investments sold	5,432,330
Fund shares sold	422,525
Dividends	686,538
Investment for trustee deferred compensation and retirement plans	91,092
Other assets	154
Total assets	464,856,706
Liabilities:
Payable for:
Investments purchased	3,427,382
Fund shares reacquired	287,477
Collateral upon return of securities loaned	7,100,431
Accrued fees to affiliates	403,586
Accrued trustees’ and officers’ fees and benefits	338
Accrued other operating expenses	18,214
Trustee deferred compensation and retirement plans	111,570
Total liabilities	11,348,998
Net assets applicable to shares outstanding	$453,507,708
Net assets consist of:
Shares of beneficial interest	$264,153,601
Distributable earnings	189,354,107
$453,507,708
Net Assets:
Series I	$202,387,235
Series II	$251,120,473
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,965,926
Series II	8,760,752
Series I:
Net asset value per share	$29.05
Series II:
Net asset value per share	$28.66

*	At June 30, 2026, security with a value of $6,869,202 was on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $14,213)	$4,396,956
Dividends from affiliated money market funds (includes net securities lending income of $13,968)	249,812
Total investment income	4,646,768
Expenses:
Advisory fees	1,094,709
Administrative services fees	369,236
Custodian fees	1,284
Distribution fees - Series II	308,798
Transfer agent fees	11,307
Trustees’ and officers’ fees and benefits	12,415
Reports to shareholders	4,440
Professional services fees	25,008
Other	2,210
Total expenses	1,829,407
Less: Fees waived and/or expenses reimbursed	(7,516)
Net expenses	1,821,891
Net investment income	2,824,877
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	22,586,649
Affiliated investment securities	(3,146)
Foreign currencies	(284)
22,583,219
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,659,270
Affiliated investment securities	304
Foreign currencies	(4,351)
3,655,223
Net realized and unrealized gain	26,238,442
Net increase in net assets resulting from operations	$29,063,319
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Diversified Dividend Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$2,824,877	$5,976,429
Net realized gain	22,583,219	45,177,017
Change in net unrealized appreciation	3,655,223	12,665,523
Net increase in net assets resulting from operations	29,063,319	63,818,969
Distributions to shareholders from distributable earnings:
Series I	—	(19,457,081)
Series II	—	(21,682,150)
Total distributions from distributable earnings	—	(41,139,231)
Share transactions–net:
Series I	(11,730,771)	(22,882,670)
Series II	(9,737,179)	2,242,438
Net increase (decrease) in net assets resulting from share transactions	(21,467,950)	(20,640,232)
Net increase in net assets	7,595,369	2,039,506
Net assets:
Beginning of period	445,912,339	443,872,833
End of period	$453,507,708	$445,912,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Diversified Dividend Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$27.22	$0.20	$1.63	$1.83	$—	$—	$—	$29.05	6.72%	$202,387	0.68%(d)	0.68%(d)	1.40%(d)	35%
Year ended 12/31/25	25.88	0.40	3.59	3.99	(0.46)	(2.19)	(2.65)	27.22	15.74	200,933	0.68	0.68	1.48	58
Year ended 12/31/24	24.24	0.42	2.81	3.23	(0.51)	(1.08)	(1.59)	25.88	13.22	212,914	0.70	0.70	1.61	46
Year ended 12/31/23	24.99	0.46	1.45	1.91	(0.52)	(2.14)	(2.66)	24.24	9.05	214,556	0.68	0.68	1.86	45
Year ended 12/31/22	29.82	0.54	(1.16)	(0.62)	(0.56)	(3.65)	(4.21)	24.99	(1.68)	225,216	0.67	0.67	1.91	40
Year ended 12/31/21	25.72	0.52	4.32	4.84	(0.63)	(0.11)	(0.74)	29.82	18.89	242,810	0.68	0.68	1.81	45
Series II
Six months ended 06/30/26	26.89	0.16	1.61	1.77	—	—	—	28.66	6.58	251,120	0.93 (d)	0.93 (d)	1.15 (d)	35
Year ended 12/31/25	25.60	0.33	3.54	3.87	(0.39)	(2.19)	(2.58)	26.89	15.44	244,979	0.93	0.93	1.23	58
Year ended 12/31/24	23.99	0.35	2.78	3.13	(0.44)	(1.08)	(1.52)	25.60	12.96	230,958	0.95	0.95	1.36	46
Year ended 12/31/23	24.75	0.40	1.43	1.83	(0.45)	(2.14)	(2.59)	23.99	8.77	223,655	0.93	0.93	1.61	45
Year ended 12/31/22	29.57	0.46	(1.15)	(0.69)	(0.48)	(3.65)	(4.13)	24.75	(1.93)	229,588	0.92	0.92	1.66	40
Year ended 12/31/21	25.52	0.44	4.29	4.73	(0.57)	(0.11)	(0.68)	29.57	18.59	245,103	0.93	0.93	1.56	45

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Diversified Dividend Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Diversified Dividend Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. Diversified Dividend Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. Diversified Dividend Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $1,398 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - As a group, securities that pay high dividends may fall out of favor with investors and underperform companies that do not pay high dividends. Companies that pay dividends are not required to continue paying them. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future or an anticipated acceleration of dividends may not occur. Depending on market conditions, dividend paying that meet the Fund’s investment criteria may not be widely available for purchase by the Fund, which may increase the volatility of the Fund’s returns and limit its ability to produce current income while remaining fully diversified. High-dividend stocks may not experience high earnings growth or capital appreciation. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.545%
Next $750 million	0.420%
Next $1 billion	0.395%
Over $2 billion	0.370%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the
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Invesco V.I. Diversified Dividend Fund

numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $7,516.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $34,168 for accounting and fund administrative services and was reimbursed $335,068 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $6,440 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$437,456,981	$—	$—	$437,456,981
Money Market Funds	13,625,096	7,100,735	—	20,725,831
Total Investments	$451,082,077	$7,100,735	$—	$458,182,812
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Diversified Dividend Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $152,453,879 and $177,356,083, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$123,632,642
Aggregate unrealized (depreciation) of investments	(9,325,919)
Net unrealized appreciation of investments	$114,306,723
Cost of investments for tax purposes is $343,876,089.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	263,716	$7,363,387	314,143	$8,502,711
Series II	288,433	8,065,483	671,450	17,898,636
Issued as reinvestment of dividends:
Series I	-	-	737,569	19,457,081
Series II	-	-	831,690	21,682,150
Reacquired:
Series I	(680,325)	(19,094,158)	(1,895,231)	(50,842,462)
Series II	(639,564)	(17,802,662)	(1,413,661)	(37,338,348)
Net increase (decrease) in share activity	(767,740)	$(21,467,950)	(754,040)	$(20,640,232)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco V.I. Diversified Dividend Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Diversified Dividend Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.
The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board
13
Invesco V.I. Diversified Dividend Fund

recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management fee and actual management rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such relative total expenses, including the differentiated client base associated with variable insurance products The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent
14
Invesco V.I. Diversified Dividend Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Diversified Dividend Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Diversified Dividend Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Equally-Weighted S&P 500 Fund

2	Schedule of Investments
10	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Approval of Investment Advisory and Sub-Advisory Contracts
22	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
MS-VIEWSP-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.31%
Advertising–0.37%
Omnicom Group, Inc.(b)	12,992	$946,209
Trade Desk, Inc. (The), Class A(b)(c)	49,827	900,872
		1,847,081
Aerospace & Defense–2.63%
Axon Enterprise, Inc.(b)(c)	2,147	1,203,630
Boeing Co. (The)(c)	4,599	995,546
General Dynamics Corp.(b)	2,818	998,248
General Electric Co.(b)	3,016	1,127,170
Honeywell Aerospace, Inc.(c)	4,576	1,011,662
Howmet Aerospace, Inc.	3,853	1,035,918
Huntington Ingalls Industries, Inc.	3,324	930,354
L3Harris Technologies, Inc.	3,172	921,751
Lockheed Martin Corp.	1,831	932,821
Northrop Grumman Corp.(b)	1,773	903,007
RTX Corp.	5,418	1,027,957
Textron, Inc.	10,524	965,366
TransDigm Group, Inc.(b)	793	1,056,308
		13,109,738
Agricultural & Farm Machinery–0.22%
Deere & Co.	1,716	1,088,510
Agricultural Products & Services–0.34%
Archer-Daniels-Midland Co.(b)	11,825	903,430
Bunge Global S.A.	7,497	800,155
		1,703,585
Air Freight & Logistics–0.78%
C.H. Robinson Worldwide, Inc.(b)	5,196	978,615
Expeditors International of Washington, Inc.	5,835	950,988
FedEx Corp.	3,011	942,834
United Parcel Service, Inc., Class B(b)	9,308	1,000,610
		3,873,047
Apparel Retail–0.35%
Ross Stores, Inc.	4,144	882,050
TJX Cos., Inc. (The)	5,733	868,550
		1,750,600
Apparel, Accessories & Luxury Goods–0.59%
lululemon Athletica, Inc.(b)(c)	8,082	922,803
Ralph Lauren Corp.(b)	2,553	1,024,799
Tapestry, Inc.	6,821	998,458
		2,946,060
Application Software–2.77%
Adobe, Inc.(c)	4,118	844,272
AppLovin Corp., Class A(c)	1,950	1,004,698
Autodesk, Inc.(b)(c)	4,344	844,560
Cadence Design Systems, Inc.(c)	2,496	936,799
Datadog, Inc., Class A(c)	4,222	1,099,240
Fair Isaac Corp.(b)(c)	788	941,487
Intuit, Inc.	3,382	882,702
Palantir Technologies, Inc., Class A(c)	7,382	861,258
Shares		Value
Application Software–(continued)
PTC, Inc.(b)(c)	7,116	$808,449
Roper Technologies, Inc.(b)	2,877	973,548
Salesforce, Inc.	5,623	880,899
Synopsys, Inc.(c)	2,087	930,948
Trimble, Inc.(c)	18,995	972,164
Tyler Technologies, Inc.(b)(c)	3,174	928,268
Workday, Inc., Class A(b)(c)	6,992	855,961
		13,765,253
Asset Management & Custody Banks–2.13%
Ameriprise Financial, Inc.	2,133	978,535
Ares Management Corp., Class A(b)	7,491	833,823
Bank of New York Mellon Corp. (The)	6,878	994,628
BlackRock, Inc.	951	914,443
Blackstone, Inc., Class A(b)	8,112	954,539
Franklin Resources, Inc.(b)	30,866	1,026,912
Invesco Ltd.(d)	35,002	923,703
KKR & Co., Inc., Class A	10,115	928,355
Northern Trust Corp.	5,786	1,005,838
State Street Corp.	5,940	1,007,424
T. Rowe Price Group, Inc.(b)	9,031	1,026,734
TPG, Inc.(e)	12,505	0
		10,594,934
Automobile Manufacturers–0.59%
Ford Motor Co.	67,214	934,275
General Motors Co.	12,105	933,053
Tesla, Inc.(c)	2,519	1,059,491
		2,926,819
Automotive Parts & Equipment–0.18%
Aptiv PLC(b)(c)	14,742	904,864
Automotive Retail–0.58%
AutoZone, Inc.(c)	309	987,546
Carvana Co.(b)(c)	14,292	940,699
O’Reilly Automotive, Inc.(c)	10,625	978,456
		2,906,701
Biotechnology–1.76%
AbbVie, Inc.	4,273	1,075,258
Amgen, Inc.	2,846	1,030,594
Biogen, Inc.(b)(c)	4,948	1,069,065
Gilead Sciences, Inc.	7,912	999,602
Incyte Corp.(c)	9,120	1,033,843
Moderna, Inc.(b)(c)	20,899	1,463,557
Regeneron Pharmaceuticals, Inc.(b)	1,598	996,417
Vertex Pharmaceuticals, Inc.(c)	2,206	1,095,786
		8,764,122
Brewers–0.18%
Molson Coors Beverage Co., Class B(b)	23,500	915,560
Broadcasting–0.33%
Fox Corp., Class A(b)	8,695	453,531
Fox Corp., Class B	6,061	283,897
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Broadcasting–(continued)
Paramount Skydance Corp.(b)	93,226	$919,209
		1,656,637
Broadline Retail–0.40%
Amazon.com, Inc.(c)	4,038	962,417
eBay, Inc.	9,033	1,009,438
		1,971,855
Building Products–1.72%
A.O. Smith Corp.(b)	16,798	1,053,571
Allegion PLC	7,431	1,043,981
Builders FirstSource, Inc.(b)(c)	12,881	1,152,592
Carrier Global Corp.	14,141	1,037,242
Johnson Controls International PLC	6,897	1,007,721
Lennox International, Inc.(b)	1,904	1,090,897
Masco Corp.	13,562	1,103,540
Trane Technologies PLC	2,140	1,051,082
		8,540,626
Cable & Satellite–0.37%
Charter Communications, Inc., Class A(c)	6,976	992,057
EchoStar Corp., Class A(c)	8,341	846,611
		1,838,668
Cargo Ground Transportation–0.54%
FedEx Freight Holding Co., Inc.(c)	5,481	827,631
J.B. Hunt Transport Services, Inc.(b)	3,424	991,008
Old Dominion Freight Line, Inc.	4,074	882,429
		2,701,068
Casinos & Gaming–0.55%
Las Vegas Sands Corp.	18,917	873,776
MGM Resorts International(c)	20,489	979,579
Wynn Resorts Ltd.(b)	9,131	886,529
		2,739,884
Commodity Chemicals–0.31%
Dow, Inc.(b)	28,071	768,023
LyondellBasell Industries N.V., Class A	14,753	776,745
		1,544,768
Communications Equipment–1.22%
Arista Networks, Inc.(c)	6,333	1,075,850
Ciena Corp.(b)(c)	2,211	1,084,628
Cisco Systems, Inc.	8,091	950,369
F5, Inc.(c)	2,460	1,023,262
Lumentum Holdings, Inc.(c)	1,126	966,175
Motorola Solutions, Inc.	2,335	969,702
		6,069,986
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.(b)	12,707	964,207
Construction & Engineering–0.64%
Comfort Systems USA, Inc.	559	1,107,910
EMCOR Group, Inc.	1,237	1,026,562
Quanta Services, Inc.	1,477	1,063,499
		3,197,971
Construction Machinery & Heavy Transportation Equipment– 0.86%
Caterpillar, Inc.	1,117	1,189,493
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Cummins, Inc.	1,524	$1,086,932
PACCAR, Inc.(b)	8,432	1,012,852
Westinghouse Air Brake Technologies Corp.	3,747	1,010,191
		4,299,468
Construction Materials–0.62%
CRH PLC	9,614	1,028,698
Martin Marietta Materials, Inc.(b)	1,738	1,002,305
Vulcan Materials Co.(b)	3,525	1,039,910
		3,070,913
Consumer Electronics–0.20%
Garmin Ltd.	4,148	985,316
Consumer Finance–0.64%
American Express Co.	3,067	1,037,412
Capital One Financial Corp.(b)	5,411	1,085,555
Synchrony Financial	13,818	1,050,859
		3,173,826
Consumer Staples Merchandise Retail–0.98%
Costco Wholesale Corp.	977	913,954
Dollar General Corp.	8,741	1,006,177
Dollar Tree, Inc.(b)(c)	8,712	1,053,716
Target Corp.	7,510	980,881
Walmart, Inc.	7,970	902,682
		4,857,410
Copper–0.20%
Freeport-McMoRan, Inc.	15,483	973,726
Data Center REITs–0.39%
Digital Realty Trust, Inc.	5,317	954,827
Equinix, Inc.	921	960,041
		1,914,868
Data Processing & Outsourced Services–0.18%
Broadridge Financial Solutions, Inc.	6,564	898,940
Distillers & Vintners–0.38%
Brown-Forman Corp., Class B	36,229	965,503
Constellation Brands, Inc., Class A	6,756	939,692
		1,905,195
Distributors–0.23%
Genuine Parts Co.(b)	9,765	1,152,075
Diversified Banks–1.62%
Bank of America Corp.	17,623	1,004,158
Citigroup, Inc.	7,206	1,008,552
Fifth Third Bancorp	18,256	1,029,091
JPMorgan Chase & Co.	3,109	1,017,669
KeyCorp	43,729	1,007,953
PNC Financial Services Group, Inc. (The)	4,132	1,017,381
U.S. Bancorp	16,919	1,021,908
Wells Fargo & Co.	11,726	969,037
		8,075,749
Diversified Financial Services–0.17%
Apollo Global Management, Inc.(b)	7,329	867,094
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Diversified Support Services–0.36%
Cintas Corp.	5,328	$906,186
Copart, Inc.(b)(c)	30,649	863,996
		1,770,182
Electric Utilities–3.42%
Alliant Energy Corp.(b)	13,167	1,004,510
American Electric Power Co., Inc.(b)	7,478	1,023,065
Constellation Energy Corp.	3,967	985,284
Duke Energy Corp.	7,687	973,021
Edison International	13,443	1,000,831
Entergy Corp.(b)	8,700	999,282
Evergy, Inc.(b)	11,604	1,002,934
Eversource Energy	13,894	1,004,119
Exelon Corp.(b)	21,073	982,423
FirstEnergy Corp.	20,701	984,126
NextEra Energy, Inc.(b)	11,292	991,099
NRG Energy, Inc.(b)	7,967	1,163,660
PG&E Corp.	57,486	966,915
Pinnacle West Capital Corp.(b)	9,323	997,561
PPL Corp.	27,014	981,959
Southern Co. (The)	10,223	978,443
Xcel Energy, Inc.(b)	12,307	988,252
		17,027,484
Electrical Components & Equipment–1.53%
AMETEK, Inc.	4,334	1,048,568
Eaton Corp. PLC	2,560	1,090,867
Emerson Electric Co.(b)	7,010	1,003,482
Generac Holdings, Inc.(c)	4,020	1,177,096
Hubbell, Inc.	2,056	1,075,699
Rockwell Automation, Inc.	2,184	1,081,255
Vertiv Holdings Co., Class A	3,421	1,145,419
		7,622,386
Electronic Components–0.74%
Amphenol Corp., Class A	6,441	1,135,677
Coherent Corp.(b)(c)	2,709	1,068,619
Corning, Inc.	5,715	1,459,783
		3,664,079
Electronic Equipment & Instruments–0.66%
Keysight Technologies, Inc.(c)	2,967	1,038,658
Teledyne Technologies, Inc.(c)	1,598	1,065,706
Zebra Technologies Corp., Class A(c)	4,434	1,167,295
		3,271,659
Electronic Manufacturing Services–0.63%
Flex Ltd.(c)	6,891	1,116,824
Jabil, Inc.	2,728	1,051,590
TE Connectivity PLC (Switzerland)	4,758	959,260
		3,127,674
Environmental & Facilities Services–0.76%
Republic Services, Inc.(b)	4,521	963,335
Rollins, Inc.	20,121	839,850
Veralto Corp.(b)	11,634	1,031,703
Waste Management, Inc.	4,286	955,264
		3,790,152
Fertilizers & Agricultural Chemicals–0.62%
CF Industries Holdings, Inc.(b)	8,797	952,363
Shares		Value
Fertilizers & Agricultural Chemicals–(continued)
Corteva, Inc.(b)	12,908	$1,093,179
Mosaic Co. (The)(b)	48,495	1,027,609
		3,073,151
Financial Exchanges & Data–1.58%
Cboe Global Markets, Inc.	3,192	774,603
CME Group, Inc., Class A	3,644	804,705
Coinbase Global, Inc., Class A(b)(c)	6,243	912,664
FactSet Research Systems, Inc.(b)	3,859	887,879
Intercontinental Exchange, Inc.(b)	6,849	843,180
Moody’s Corp.(b)	2,133	966,078
MSCI, Inc.	1,580	884,863
Nasdaq, Inc.	11,084	873,641
S&P Global, Inc.(b)	2,254	917,964
		7,865,577
Food Distributors–0.21%
Sysco Corp.(b)	12,238	1,022,852
Food Retail–0.33%
Casey’s General Stores, Inc.(b)	1,050	834,529
Kroger Co. (The)(b)	14,911	828,008
		1,662,537
Footwear–0.35%
Deckers Outdoor Corp.(b)(c)	8,645	858,362
NIKE, Inc., Class B(b)	21,864	897,517
		1,755,879
Gas Utilities–0.20%
Atmos Energy Corp.(b)	5,678	978,149
Gold–0.19%
Newmont Corp.	10,361	967,717
Health Care Distributors–0.80%
Cardinal Health, Inc.	4,444	1,055,717
Cencora, Inc.	3,418	967,226
Henry Schein, Inc.(b)(c)	12,190	1,018,109
McKesson Corp.	1,216	918,809
		3,959,861
Health Care Equipment–2.87%
Abbott Laboratories	10,779	978,087
Baxter International, Inc.(b)	47,325	1,008,969
Becton, Dickinson and Co.	6,504	984,250
Boston Scientific Corp.(c)	19,883	848,606
Dexcom, Inc.(c)	12,855	865,784
Edwards Lifesciences Corp.(b)(c)	11,179	1,011,252
GE HealthCare Technologies, Inc.(c)	15,075	964,951
IDEXX Laboratories, Inc.(b)(c)	1,726	908,635
Insulet Corp.(c)	6,378	971,051
Intuitive Surgical, Inc.(c)	2,333	927,788
Medtronic PLC	11,977	936,961
ResMed, Inc.(b)	4,965	967,579
STERIS PLC	4,619	972,623
Stryker Corp.(b)	3,112	979,782
Zimmer Biomet Holdings, Inc.(b)	10,901	938,467
		14,264,785
Health Care Facilities–0.40%
HCA Healthcare, Inc.	2,574	1,003,577
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Facilities–(continued)
Universal Health Services, Inc., Class B	6,637	$986,855
		1,990,432
Health Care REITs–0.81%
Alexandria Real Estate Equities, Inc.(b)	18,374	971,066
Healthpeak Properties, Inc.	46,955	1,004,837
Ventas, Inc.(b)	11,395	1,011,876
Welltower, Inc.	4,548	1,032,259
		4,020,038
Health Care Services–1.00%
Cigna Group (The)	3,249	895,684
CVS Health Corp.	9,806	1,014,431
DaVita, Inc.(c)	4,841	1,077,026
Labcorp Holdings, Inc.(b)	3,578	1,001,840
Quest Diagnostics, Inc.(b)	4,717	999,768
		4,988,749
Health Care Supplies–0.58%
Align Technology, Inc.(b)(c)	5,637	950,737
Cooper Cos., Inc. (The)(c)	14,199	1,018,210
Solventum Corp.(c)	11,875	916,156
		2,885,103
Health Care Technology–0.21%
Veeva Systems, Inc., Class A(b)(c)	5,869	1,041,571
Heavy Electrical Equipment–0.26%
GE Vernova, Inc.(b)	1,108	1,301,745
Home Improvement Retail–0.41%
Home Depot, Inc. (The)	3,014	1,062,977
Lowe’s Cos., Inc.(b)	4,446	980,299
		2,043,276
Homebuilding–0.84%
D.R. Horton, Inc.	6,551	1,067,027
Lennar Corp., Class A	10,697	967,972
NVR, Inc.(b)(c)	152	1,035,637
PulteGroup, Inc.	8,112	1,113,047
		4,183,683
Homefurnishing Retail–0.22%
Williams-Sonoma, Inc.(b)	4,645	1,082,750
Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.	40,132	951,530
Hotels, Resorts & Cruise Lines–1.70%
Airbnb, Inc., Class A(c)	7,445	1,065,379
Booking Holdings, Inc.	5,983	1,066,410
Carnival Corp. Ltd.	36,982	1,056,576
Expedia Group, Inc.	4,390	1,123,313
Hilton Worldwide Holdings, Inc.	2,842	939,167
Marriott International, Inc., Class A(b)	2,489	922,399
Norwegian Cruise Line Holdings Ltd.(b)(c)	53,636	1,132,256
Royal Caribbean Cruises Ltd.	3,577	1,135,805
		8,441,305
Household Products–0.97%
Church & Dwight Co., Inc.	9,789	948,358
Clorox Co. (The)	9,677	923,573
Shares		Value
Household Products–(continued)
Colgate-Palmolive Co.	10,686	$979,693
Kimberly-Clark Corp.(b)	9,462	1,038,644
Procter & Gamble Co. (The)(b)	6,449	945,681
		4,835,949
Human Resource & Employment Services–0.38%
Automatic Data Processing, Inc.(b)	4,159	931,408
Paychex, Inc.(b)	9,507	934,823
		1,866,231
Independent Power Producers & Energy Traders–0.41%
AES Corp. (The)	65,698	963,133
Vistra Corp.	6,938	1,100,575
		2,063,708
Industrial Conglomerates–0.39%
3M Co.	6,128	992,185
Honeywell International, Inc.	4,338	971,390
		1,963,575
Industrial Gases–0.40%
Air Products and Chemicals, Inc.(b)	3,476	1,019,093
Linde PLC	1,888	979,759
		1,998,852
Industrial Machinery & Supplies & Components–2.52%
Dover Corp.(b)	4,496	1,008,363
Fortive Corp.	16,003	977,623
IDEX Corp.	4,481	1,016,963
Illinois Tool Works, Inc.(b)	3,842	1,039,146
Ingersoll Rand, Inc.(b)	13,637	1,118,097
Nordson Corp.	3,450	1,040,830
Otis Worldwide Corp.(b)	13,798	987,937
Parker-Hannifin Corp.	1,098	1,073,976
Pentair PLC(b)	13,462	1,031,997
Snap-on, Inc.(b)	2,540	1,022,096
Stanley Black & Decker, Inc.	12,407	1,167,747
Xylem, Inc.	8,972	1,060,580
		12,545,355
Industrial REITs–0.18%
Prologis, Inc.(b)	6,594	893,289
Insurance Brokers–0.98%
Aon PLC, Class A	2,858	947,970
Arthur J. Gallagher & Co.(b)	4,366	1,002,303
Brown & Brown, Inc.(b)	15,971	1,024,540
Marsh & McLennan Cos., Inc.(b)	5,750	958,352
Willis Towers Watson PLC	3,642	951,909
		4,885,074
Integrated Oil & Gas–0.51%
Chevron Corp.	5,064	839,409
Exxon Mobil Corp.	6,381	872,410
Occidental Petroleum Corp.	16,833	817,579
		2,529,398
Integrated Telecommunication Services–0.54%
AT&T, Inc.(b)	41,412	857,228
Comcast Corp., Class A(b)	40,099	984,430
Verizon Communications, Inc.(b)	20,472	866,785
		2,708,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Interactive Home Entertainment–0.42%
Electronic Arts, Inc.	4,730	$969,839
Take-Two Interactive Software, Inc.(b)(c)	4,567	1,141,659
		2,111,498
Interactive Media & Services–0.38%
Alphabet, Inc., Class A	1,499	535,697
Alphabet, Inc., Class C	1,208	426,823
Meta Platforms, Inc., Class A	1,683	948,017
		1,910,537
Internet Services & Infrastructure–0.55%
Akamai Technologies, Inc.(b)(c)	7,395	874,163
GoDaddy, Inc., Class A(c)	11,973	1,016,268
VeriSign, Inc.	3,336	839,204
		2,729,635
Investment Banking & Brokerage–1.21%
Charles Schwab Corp. (The)	10,767	993,471
Goldman Sachs Group, Inc. (The)	960	970,915
Interactive Brokers Group, Inc., Class A	11,252	979,374
Morgan Stanley(b)	4,651	972,245
Raymond James Financial, Inc.(b)	6,383	970,408
Robinhood Markets, Inc., Class A(c)	11,130	1,116,116
		6,002,529
IT Consulting & Other Services–0.65%
Accenture PLC, Class A	5,637	701,468
Cognizant Technology Solutions Corp., Class A(b)	18,552	718,519
Gartner, Inc.(c)	6,205	804,292
International Business Machines Corp.	3,529	992,390
		3,216,669
Leisure Products–0.19%
Hasbro, Inc.	11,680	964,651
Life & Health Insurance–0.98%
Aflac, Inc.	8,207	962,271
Globe Life, Inc.	5,914	1,056,713
MetLife, Inc.	11,159	944,163
Principal Financial Group, Inc.(b)	8,801	948,572
Prudential Financial, Inc.	9,139	986,372
		4,898,091
Life Sciences Tools & Services–2.14%
Agilent Technologies, Inc.(b)	7,303	970,058
Bio-Techne Corp.(b)	18,308	1,293,460
Charles River Laboratories International, Inc.(b)(c)	5,159	1,170,010
Danaher Corp.	5,234	996,972
IQVIA Holdings, Inc.(b)(c)	5,276	1,019,429
Mettler-Toledo International, Inc.(b)(c)	848	1,083,328
Revvity, Inc.(b)	9,489	1,055,746
Thermo Fisher Scientific, Inc.	1,994	999,712
Waters Corp.(c)	2,647	992,731
West Pharmaceutical Services, Inc.(b)	2,905	1,042,895
		10,624,341
Managed Health Care–0.78%
Centene Corp.(c)	14,710	944,235
Elevance Health, Inc.	2,376	918,871
Humana, Inc.	2,637	1,047,469
Shares		Value
Managed Health Care–(continued)
UnitedHealth Group, Inc.	2,359	$980,471
		3,891,046
Metal, Glass & Plastic Containers–0.22%
Ball Corp.	17,565	1,096,056
Movies & Entertainment–0.95%
Live Nation Entertainment, Inc.(b)(c)	5,738	1,050,685
Netflix, Inc.(c)	11,721	836,880
TKO Group Holdings, Inc.(b)	4,656	937,299
Walt Disney Co. (The)(b)	9,747	938,149
Warner Bros. Discovery, Inc.(c)	36,644	976,929
		4,739,942
Multi-Family Residential REITs–1.17%
AvalonBay Communities, Inc.(b)	5,151	971,942
Camden Property Trust	8,335	954,274
Equity Residential	14,216	965,693
Essex Property Trust, Inc.	3,377	984,700
Mid-America Apartment Communities, Inc.(b)	6,876	955,352
UDR, Inc.	24,445	975,844
		5,807,805
Multi-Sector Holdings–0.20%
Berkshire Hathaway, Inc., Class B(c)	1,987	994,275
Multi-Utilities–1.99%
Ameren Corp.(b)	8,837	998,934
CenterPoint Energy, Inc.(b)	22,489	990,416
CMS Energy Corp.	13,084	1,000,926
Consolidated Edison, Inc.(b)	8,933	988,258
Dominion Energy, Inc.	14,395	983,034
DTE Energy Co.	6,580	1,002,595
NiSource, Inc.(b)	20,613	980,148
Public Service Enterprise Group, Inc.(b)	12,230	992,587
Sempra	10,559	978,925
WEC Energy Group, Inc.	8,431	984,488
		9,900,311
Office REITs–0.20%
BXP, Inc.(b)	14,679	973,364
Oil & Gas Equipment & Services–0.50%
Baker Hughes Co., Class A	15,252	846,486
Halliburton Co.	24,192	821,319
SLB Ltd.	17,315	804,974
		2,472,779
Oil & Gas Exploration & Production–1.48%
APA Corp.(b)	25,294	823,826
ConocoPhillips	8,015	833,239
Devon Energy Corp.	20,626	852,266
Diamondback Energy, Inc.(b)	4,890	859,564
EOG Resources, Inc.	6,852	888,910
EQT Corp.	18,270	971,416
Expand Energy Corp.	10,853	989,685
Texas Pacific Land Corp.(b)	2,562	1,121,234
		7,340,140
Oil & Gas Refining & Marketing–0.56%
Marathon Petroleum Corp.(b)	3,651	933,451
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66(b)	5,289	$894,106
Valero Energy Corp.	3,726	970,399
		2,797,956
Oil & Gas Storage & Transportation–0.77%
Kinder Morgan, Inc.	30,187	965,079
ONEOK, Inc.	10,612	922,607
Targa Resources Corp.(b)	3,527	945,730
Williams Cos., Inc. (The)	13,301	988,796
		3,822,212
Other Specialized REITs–0.38%
Iron Mountain, Inc.(b)	7,792	984,207
VICI Properties, Inc.	33,832	898,240
		1,882,447
Other Specialty Retail–0.38%
Tractor Supply Co.	31,237	987,402
Ulta Beauty, Inc.(b)(c)	2,042	920,901
		1,908,303
Packaged Foods & Meats–1.53%
General Mills, Inc.(b)	28,420	989,016
Hershey Co. (The)(b)	5,442	954,799
Hormel Foods Corp.(b)	39,570	982,128
J.M. Smucker Co. (The)	8,212	923,850
Kraft Heinz Co. (The)(b)	39,965	943,973
McCormick & Co., Inc.(b)	19,343	975,274
Mondelez International, Inc., Class A	14,976	866,212
Tyson Foods, Inc., Class A	17,124	980,349
		7,615,601
Paper & Plastic Packaging Products & Materials–1.09%
Amcor PLC(b)	25,181	1,091,596
Avery Dennison Corp.	6,159	999,914
International Paper Co.(b)	30,178	1,149,782
Packaging Corp. of America(b)	4,437	1,057,248
Smurfit WestRock PLC(b)	24,677	1,141,558
		5,440,098
Passenger Airlines–0.73%
Delta Air Lines, Inc.(b)	12,569	1,177,213
Southwest Airlines Co.(b)	23,216	1,193,767
United Airlines Holdings, Inc.(c)	9,352	1,271,778
		3,642,758
Passenger Ground Transportation–0.20%
Uber Technologies, Inc.(c)	14,009	1,010,889
Personal Care Products–0.38%
Estee Lauder Cos., Inc. (The), Class A(b)	11,256	888,661
Kenvue, Inc.	53,250	1,017,608
		1,906,269
Pharmaceuticals–1.37%
Bristol-Myers Squibb Co.	17,287	996,077
Eli Lilly and Co.	846	1,014,718
Johnson & Johnson	4,030	1,023,499
Merck & Co., Inc.	8,071	1,037,123
Pfizer, Inc.	37,545	904,084
Viatris, Inc.	60,949	967,870
Shares		Value
Pharmaceuticals–(continued)
Zoetis, Inc.(b)	11,824	$849,673
		6,793,044
Property & Casualty Insurance–2.44%
Allstate Corp. (The)	4,304	1,024,094
American International Group, Inc.	12,826	955,922
Arch Capital Group Ltd.(c)	10,526	1,021,654
Assurant, Inc.(b)	3,735	1,002,960
Chubb Ltd.	2,908	990,872
Cincinnati Financial Corp.(b)	5,775	1,069,183
Erie Indemnity Co., Class A(b)	4,143	993,284
Hartford Insurance Group, Inc. (The)	7,436	985,419
Loews Corp.	8,896	1,007,116
Progressive Corp. (The)	4,707	1,028,244
Travelers Cos., Inc. (The)(b)	3,168	1,045,820
W.R. Berkley Corp.(b)	14,104	994,755
		12,119,323
Publishing–0.18%
News Corp., Class A	25,857	642,030
News Corp., Class B	8,538	239,576
		881,606
Rail Transportation–0.59%
CSX Corp.	20,710	984,346
Norfolk Southern Corp.	3,111	978,690
Union Pacific Corp.(b)	3,599	978,928
		2,941,964
Real Estate Services–0.35%
CBRE Group, Inc., Class A(c)	7,170	965,727
CoStar Group, Inc.(c)	28,080	795,226
		1,760,953
Regional Banks–1.01%
Citizens Financial Group, Inc.	14,796	1,036,756
Huntington Bancshares, Inc.	57,076	1,011,957
M&T Bank Corp.(b)	4,292	1,021,539
Regions Financial Corp.	33,631	1,015,656
Truist Financial Corp.(b)	19,316	962,323
		5,048,231
Reinsurance–0.21%
Everest Group Ltd.	2,856	1,020,249
Research & Consulting Services–0.74%
Equifax, Inc.(b)	5,788	918,671
Jacobs Solutions, Inc.	7,894	994,644
Leidos Holdings, Inc.	7,898	813,257
Verisk Analytics, Inc.(b)	5,249	942,353
		3,668,925
Restaurants–1.42%
Chipotle Mexican Grill, Inc.(c)	31,596	1,074,264
Darden Restaurants, Inc.	4,720	972,367
Domino’s Pizza, Inc.	3,054	904,106
DoorDash, Inc., Class A(b)(c)	6,365	1,174,534
McDonald’s Corp.	3,402	919,595
Starbucks Corp.	9,732	994,513
Yum! Brands, Inc.(b)	6,362	1,017,029
		7,056,408
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Retail REITs–0.97%
Federal Realty Investment Trust	7,775	$959,746
Kimco Realty Corp.(b)	37,871	960,030
Realty Income Corp.(b)	15,475	958,831
Regency Centers Corp.(b)	12,000	956,880
Simon Property Group, Inc.(b)	4,516	1,010,003
		4,845,490
Self-Storage REITs–0.38%
Extra Space Storage, Inc.(b)	6,425	933,553
Public Storage(b)	2,968	944,744
		1,878,297
Semiconductor Materials & Equipment–1.31%
Applied Materials, Inc.	1,934	1,398,282
KLA Corp.	4,501	1,357,997
Lam Research Corp.	2,987	1,294,357
Qnity Electronics, Inc.	6,878	1,123,246
Teradyne, Inc.	2,765	1,337,817
		6,511,699
Semiconductors–3.06%
Advanced Micro Devices, Inc.(c)	2,125	1,234,434
Analog Devices, Inc.	2,448	972,272
Broadcom, Inc.	2,583	975,728
First Solar, Inc.(c)	3,856	909,862
Intel Corp.(c)	8,979	1,253,738
Marvell Technology, Inc.	3,805	1,133,471
Microchip Technology, Inc.(b)	10,933	997,090
Micron Technology, Inc.	1,073	1,238,553
Monolithic Power Systems, Inc.	649	897,152
NVIDIA Corp.	4,796	959,632
NXP Semiconductors N.V. (Netherlands)	3,366	945,947
ON Semiconductor Corp.(b)(c)	8,724	824,767
QUALCOMM, Inc.	5,027	928,939
Skyworks Solutions, Inc.	13,674	927,097
Texas Instruments, Inc.(b)	3,408	1,015,822
		15,214,504
Single-Family Residential REITs–0.20%
Invitation Homes, Inc.	32,351	977,324
Soft Drinks & Non-alcoholic Beverages–0.77%
Coca-Cola Co. (The)	11,499	934,524
Keurig Dr Pepper, Inc.(b)	30,321	992,406
Monster Beverage Corp.(c)	10,538	1,012,913
PepsiCo, Inc.(b)	6,660	901,764
		3,841,607
Specialty Chemicals–1.21%
Albemarle Corp.	6,529	881,611
DuPont de Nemours, Inc.	7,110	964,400
Ecolab, Inc.	3,740	1,042,002
International Flavors & Fragrances, Inc.(b)	12,948	1,025,741
PPG Industries, Inc.(b)	8,508	1,031,935
Sherwin-Williams Co. (The)(b)	3,163	1,089,084
		6,034,773
Steel–0.34%
Nucor Corp.	3,837	854,692
Steel Dynamics, Inc.(b)	3,582	821,925
		1,676,617
Shares		Value
Systems Software–1.39%
CrowdStrike Holdings, Inc., Class A(c)	1,484	$1,132,500
Fortinet, Inc.(c)	6,921	1,063,204
Gen Digital, Inc.(b)	39,040	971,706
Microsoft Corp.	2,419	902,335
Oracle Corp.	4,776	699,923
Palo Alto Networks, Inc.(c)	3,652	1,245,405
ServiceNow, Inc.(c)	9,062	899,675
		6,914,748
Technology Distributors–0.21%
CDW Corp.(b)	7,434	1,045,518
Technology Hardware, Storage & Peripherals–1.91%
Apple, Inc.(f)	3,296	953,731
Dell Technologies, Inc., Class C	2,599	1,121,364
Hewlett Packard Enterprise Co.	21,129	953,129
HP, Inc.(b)	38,929	854,102
NetApp, Inc.	5,983	925,929
Sandisk Corp.(c)	585	1,330,132
Seagate Technology Holdings PLC	1,178	1,136,770
Super Micro Computer, Inc.(b)(c)	32,838	963,139
Western Digital Corp.(b)	1,961	1,252,530
		9,490,826
Telecom Tower REITs–0.49%
American Tower Corp.	4,993	816,705
Crown Castle, Inc.(b)	10,293	779,489
SBA Communications Corp., Class A	4,636	818,068
		2,414,262
Timber REITs–0.19%
Weyerhaeuser Co.(b)	39,783	952,405
Tobacco–0.38%
Altria Group, Inc.(b)	13,143	945,639
Philip Morris International, Inc. (Switzerland)	5,254	950,501
		1,896,140
Trading Companies & Distributors–0.61%
Fastenal Co.	20,881	1,002,914
United Rentals, Inc.	910	1,030,930
W.W. Grainger, Inc.	729	991,732
		3,025,576
Transaction & Payment Processing Services–1.82%
Block, Inc., Class A(c)	14,425	1,096,300
Corpay, Inc.(b)(c)	2,754	917,826
Fidelity National Information Services, Inc.(b)	24,664	958,936
Fiserv, Inc.(c)	18,040	884,862
Global Payments, Inc.	15,386	1,116,408
Jack Henry & Associates, Inc.	7,533	1,037,595
Mastercard, Inc., Class A	1,965	1,009,224
PayPal Holdings, Inc.	23,616	1,019,739
Visa, Inc., Class A(b)	2,976	1,021,036
		9,061,926
Water Utilities–0.20%
American Water Works Co., Inc.	7,601	1,000,140
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Equally-Weighted S&P 500 Fund

Shares		Value
Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.(b)	5,180	$868,841
Total Common Stocks & Other Equity Interests (Cost $251,857,842)		494,182,902
Money Market Funds–0.69%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(g)	1,205,131	1,205,131
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(g)	2,238,098	2,238,098
Total Money Market Funds (Cost $3,443,229)		3,443,229
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $255,301,071)		497,626,131
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–31.46%
Invesco Private Government Fund, 3.62%(d)(g)(h)	42,836,562	$42,836,562
Invesco Private Prime Fund, 3.77%(d)(g)(h)	113,674,955	113,686,322
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $156,525,554)		156,522,884
TOTAL INVESTMENTS IN SECURITIES–131.46% (Cost $411,826,625)		654,149,015
OTHER ASSETS LESS LIABILITIES—(31.46)%		(156,536,484)
NET ASSETS–100.00%		$497,612,531
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Invesco Ltd.	$937,813	$112,150	$(149,282)	$(4,680)	$27,702	$923,703	$15,797
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	992,834	14,919,108	(14,706,811)	-	-	1,205,131	16,509
Invesco Treasury Portfolio, Institutional Class	1,843,827	27,706,916	(27,312,645)	-	-	2,238,098	30,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,889,969	320,896,408	(296,949,815)	-	-	42,836,562	601,897*
Invesco Private Prime Fund	59,101,726	450,956,216	(396,354,054)	(2,670)	(14,896)	113,686,322	1,560,107*
Total	$81,766,169	$814,590,798	$(735,472,607)	$(7,350)	$12,806	$160,889,816	$2,224,771

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(g)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-mini S&P 500 Equal Weight	22	September-2026	$3,821,620	$38,502	$38,502
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $251,491,790)*	$493,259,199
Investments in affiliates, at value (Cost $160,334,835)	160,889,816
Receivable for:
Investments sold	1,006,604
Fund shares sold	89,446
Dividends	552,031
Investment for trustee deferred compensation and retirement plans	75,393
Other assets	1,481
Total assets	655,873,970
Liabilities:
Other investments:
Variation margin payable — futures contracts	5,953
Payable for:
Fund shares reacquired	123,668
Amount due to custodian	992,112
Collateral upon return of securities loaned	156,525,554
Accrued fees to affiliates	462,191
Accrued trustees’ and officers’ fees and benefits	295
Accrued other operating expenses	73,564
Trustee deferred compensation and retirement plans	78,102
Total liabilities	158,261,439
Net assets applicable to shares outstanding	$497,612,531
Net assets consist of:
Shares of beneficial interest	$177,104,044
Distributable earnings	320,508,487
$497,612,531
Net Assets:
Series I	$58,651,497
Series II	$438,961,034
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	1,824,490
Series II	14,327,626
Series I:
Net asset value per share	$32.15
Series II:
Net asset value per share	$30.64

*	At June 30, 2026, securities with an aggregate value of $151,561,787 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,227)	$4,418,512
Dividends from affiliates (includes net securities lending income of $85,340)	148,107
Total investment income	4,566,619
Expenses:
Advisory fees	288,962
Administrative services fees	397,501
Custodian fees	7,888
Distribution fees - Series II	531,219
Transfer agent fees	12,077
Trustees’ and officers’ fees and benefits	12,556
Licensing fees	41,505
Reports to shareholders	4,440
Professional services fees	20,296
Other	963
Total expenses	1,317,407
Less: Fees waived and/or expenses reimbursed	(1,366)
Net expenses	1,316,041
Net investment income	3,250,578
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	34,855,911
Affiliated investment securities	12,806
Futures contracts	321,857
35,190,574
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	16,308,645
Affiliated investment securities	(7,350)
Futures contracts	97,567
16,398,862
Net realized and unrealized gain	51,589,436
Net increase in net assets resulting from operations	$54,840,014
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$3,250,578	$6,553,861
Net realized gain	35,190,574	40,122,399
Change in net unrealized appreciation	16,398,862	3,270,935
Net increase in net assets resulting from operations	54,840,014	49,947,195
Distributions to shareholders from distributable earnings:
Series I	—	(5,198,322)
Series II	—	(39,597,569)
Total distributions from distributable earnings	—	(44,795,891)
Share transactions–net:
Series I	(4,188,378)	(3,401,774)
Series II	(34,600,522)	(1,114,132)
Net increase (decrease) in net assets resulting from share transactions	(38,788,900)	(4,515,906)
Net increase in net assets	16,051,114	635,398
Net assets:
Beginning of period	481,561,417	480,926,019
End of period	$497,612,531	$481,561,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Equally-Weighted S&P 500 Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$28.71	$0.24	$3.20	$3.44	$—	$—	$—	$32.15	11.98%	$58,651	0.33%(d)	0.33%(d)	1.57%(d)	17%
Year ended 12/31/25	28.41	0.46	2.67	3.13	(0.48)	(2.35)	(2.83)	28.71	11.10	56,370	0.34	0.34	1.59	24
Year ended 12/31/24	26.22	0.44	2.91	3.35	(0.46)	(0.70)	(1.16)	28.41	12.71	58,996	0.34	0.34	1.58	26
Year ended 12/31/23	25.47	0.46	2.63	3.09	(0.37)	(1.97)	(2.34)	26.22	13.71	59,792	0.34	0.34	1.76	20
Year ended 12/31/22	30.96	0.42	(4.13)	(3.71)	(0.28)	(1.50)	(1.78)	25.47	(11.81)	59,253	0.32	0.32	1.56	32
Year ended 12/31/21	24.24	0.31	6.75	7.06	(0.34)	—	(0.34)	30.96	29.17	36,788	0.35	0.35	1.10	23
Series II
Six months ended 06/30/26	27.40	0.19	3.05	3.24	—	—	—	30.64	11.82	438,961	0.58 (d)	0.58 (d)	1.32 (d)	17
Year ended 12/31/25	27.23	0.37	2.56	2.93	(0.41)	(2.35)	(2.76)	27.40	10.82	425,191	0.59	0.59	1.34	24
Year ended 12/31/24	25.18	0.36	2.79	3.15	(0.40)	(0.70)	(1.10)	27.23	12.42	421,930	0.59	0.59	1.33	26
Year ended 12/31/23	24.54	0.38	2.54	2.92	(0.31)	(1.97)	(2.28)	25.18	13.48	412,329	0.59	0.59	1.51	20
Year ended 12/31/22	29.92	0.35	(4.01)	(3.66)	(0.22)	(1.50)	(1.72)	24.54	(12.06)	387,689	0.57	0.57	1.31	32
Year ended 12/31/21	23.45	0.24	6.52	6.76	(0.29)	—	(0.29)	29.92	28.88	394,782	0.60	0.60	0.85	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2022, the portfolio turnover calculation excludes the value of securities purchased of $20,974,156 and sold of $41,844,757 in the effort to realign the Fund’s portfolio holdings after the reorganization of
Invesco V.I. S&P 500 Index Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
13
Invesco V.I. Equally-Weighted S&P 500 Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
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Invesco V.I. Equally-Weighted S&P 500 Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $8,373 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.120%
Over $2 billion	0.100%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.12%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $1,366.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $36,539 for accounting and fund administrative services and was reimbursed $360,962 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the
15
Invesco V.I. Equally-Weighted S&P 500 Fund

annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $13,482 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$494,182,902	$—	$0	$494,182,902
Money Market Funds	3,443,229	156,522,884	—	159,966,113
Total Investments in Securities	497,626,131	156,522,884	0	654,149,015
Other Investments - Assets*
Futures Contracts	38,502	—	—	38,502
Total Investments	$497,664,633	$156,522,884	$0	$654,187,517

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Equity Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$38,502
Derivatives not subject to master netting agreements	(38,502)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$321,857
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Invesco V.I. Equally-Weighted S&P 500 Fund

Location of Gain on Statement of Operations
Equity Risk
Change in Net Unrealized Appreciation:
Futures contracts	$97,567
Total	$419,424
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$3,224,433

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $81,148,090 and $115,554,685, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$246,360,804
Aggregate unrealized (depreciation) of investments	(9,606,740)
Net unrealized appreciation of investments	$236,754,064
Cost of investments for tax purposes is $417,433,453.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	70,616	$2,071,852	101,731	$2,991,799
Series II	391,548	11,000,709	663,540	17,910,483
Issued as reinvestment of dividends:
Series I	-	-	182,432	5,197,331
Series II	-	-	1,455,776	39,597,018
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Invesco V.I. Equally-Weighted S&P 500 Fund

Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(209,278)	$(6,260,230)	(397,591)	$(11,590,904)
Series II	(1,581,859)	(45,601,231)	(2,098,303)	(58,621,633)
Net increase (decrease) in share activity	(1,328,973)	$(38,788,900)	(92,415)	$(4,515,906)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 78% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Equally-Weighted S&P 500 Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equally-Weighted S&P 500 Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Capital Management LLC currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P 500® Equal Weight Index (Index). The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods. The Board considered that the Fund seeks to track the investment results of the Index, and that the Fund’s
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Invesco V.I. Equally-Weighted S&P 500 Fund

performance will typically lag the Index due to the fees associated with the Fund. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group includes funds that are actively managed or may track a different index than the Fund. The Board noted that the Fund is passively managed and discussed reasons for differences in the Fund’s performance versus its peers. The Board considered that because the Fund seeks to track an equally weighted index, the Fund is tilted towards smaller positions in large- and mega-cap stocks, which resulted in certain momentum stocks being underrepresented in the Fund’s portfolio relative to peers that are actively managed or track a different index than the Fund, such as a market capitalization-weighted index. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed exchange-traded funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to
20
Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
21
Invesco V.I. Equally-Weighted S&P 500 Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
22
Invesco V.I. Equally-Weighted S&P 500 Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Equity and Income Fund

2	Schedule of Investments
23	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
33	Approval of Investment Advisory and Sub-Advisory Contracts
36	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIEQI-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–64.16%
Aerospace & Defense–0.97%
RTX Corp.	37,758	$7,163,825
Textron, Inc.(b)	70,654	6,481,092
		13,644,917
Air Freight & Logistics–0.93%
FedEx Corp.	41,895	13,118,581
Asset Management & Custody Banks–0.65%
KKR & Co., Inc., Class A	99,936	9,172,126
Automobile Manufacturers–0.75%
General Motors Co.	137,675	10,611,989
Biotechnology–0.61%
Regeneron Pharmaceuticals, Inc.	13,852	8,637,276
Broadline Retail–2.10%
Amazon.com, Inc.(c)	124,422	29,654,739
Building Products–1.58%
Johnson Controls International PLC	152,344	22,258,982
Cargo Ground Transportation–0.47%
FedEx Freight Holding Co., Inc.(c)	43,905	6,629,655
Communications Equipment–1.01%
Cisco Systems, Inc.	121,219	14,238,384
Consumer Finance–0.56%
Capital One Financial Corp.	39,320	7,888,378
Consumer Staples Merchandise Retail–0.57%
Dollar General Corp.	69,837	8,038,937
Diversified Banks–4.92%
Bank of America Corp.	465,625	26,531,313
PNC Financial Services Group, Inc. (The)	58,283	14,350,440
Wells Fargo & Co.	344,867	28,499,809
		69,381,562
Electric Utilities–1.94%
American Electric Power Co., Inc.	55,486	7,591,040
FirstEnergy Corp.	121,432	5,772,877
PPL Corp.	386,016	14,031,682
		27,395,599
Electrical Components & Equipment–1.51%
Emerson Electric Co.	66,647	9,540,518
Vertiv Holdings Co., Class A	34,887	11,680,865
		21,221,383
Electronic Components–1.36%
Coherent Corp.(c)	48,533	19,144,812
Fertilizers & Agricultural Chemicals–0.56%
Corteva, Inc.	93,217	7,894,548
Shares		Value
Food Distributors–2.27%
Sysco Corp.	168,665	$14,097,021
US Foods Holding Corp.(c)	175,381	17,932,707
		32,029,728
Health Care Equipment–1.44%
Becton, Dickinson and Co.	60,654	9,178,770
Medtronic PLC	141,911	11,101,697
		20,280,467
Health Care REITs–0.48%
Alexandria Real Estate Equities, Inc.(b)	129,071	6,821,402
Health Care Services–1.13%
CVS Health Corp.	154,495	15,982,508
Hotels, Resorts & Cruise Lines–0.49%
Booking Holdings, Inc.	38,771	6,910,543
Industrial Machinery & Supplies & Components–1.99%
Fortive Corp.	179,108	10,941,708
Parker-Hannifin Corp.	17,483	17,100,472
		28,042,180
Insurance Brokers–0.95%
Willis Towers Watson PLC	51,050	13,342,937
Integrated Oil & Gas–2.65%
Chevron Corp.	75,995	12,596,931
Exxon Mobil Corp.	55,068	7,528,897
Occidental Petroleum Corp.	192,248	9,337,486
Shell PLC (United Kingdom)	201,865	7,843,460
		37,306,774
Interactive Media & Services–2.80%
Alphabet, Inc., Class A	81,253	29,037,385
Meta Platforms, Inc., Class A	18,517	10,430,441
		39,467,826
Investment Banking & Brokerage–1.69%
Charles Schwab Corp. (The)	158,770	14,649,708
Goldman Sachs Group, Inc. (The)	9,085	9,188,296
		23,838,004
IT Consulting & Other Services–0.35%
Cognizant Technology Solutions Corp., Class A	125,873	4,875,061
Life Sciences Tools & Services–1.01%
IQVIA Holdings, Inc.(c)	34,031	6,575,470
Thermo Fisher Scientific, Inc.	15,189	7,615,157
		14,190,627
Managed Health Care–1.67%
Elevance Health, Inc.	22,255	8,606,676
UnitedHealth Group, Inc.	36,004	14,964,343
		23,571,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Equity and Income Fund

Shares		Value
Movies & Entertainment–1.07%
Walt Disney Co. (The)(b)	157,160	$15,126,650
Multi-Utilities–0.68%
Sempra	102,536	9,506,113
Oil & Gas Equipment & Services–0.65%
SLB Ltd.(b)	195,618	9,094,281
Oil & Gas Exploration & Production–1.12%
ConocoPhillips	151,666	15,767,197
Personal Care Products–0.90%
Estee Lauder Cos., Inc. (The), Class A	160,910	12,703,844
Pharmaceuticals–3.68%
Bristol-Myers Squibb Co.	155,739	8,973,681
Johnson & Johnson	58,830	14,941,055
Merck & Co., Inc.	141,535	18,187,248
Sanofi S.A.	114,196	9,764,165
		51,866,149
Property & Casualty Insurance–0.63%
American International Group, Inc.	118,825	8,856,027
Real Estate Services–0.98%
CBRE Group, Inc., Class A(c)	102,565	13,814,480
Regional Banks–1.53%
Citizens Financial Group, Inc.	307,136	21,521,019
Restaurants–0.81%
Starbucks Corp.	112,220	11,467,762
Semiconductor Materials & Equipment–1.73%
Lam Research Corp.	36,908	15,993,343
Qnity Electronics, Inc.	51,596	8,426,143
		24,419,486
Semiconductors–4.43%
Broadcom, Inc.	18,108	6,840,297
Microchip Technology, Inc.	226,882	20,691,639
NVIDIA Corp.	101,135	20,236,102
NXP Semiconductors N.V. (Netherlands)	43,199	12,140,215
Rambus, Inc.(c)	18,734	2,486,751
		62,395,004
Specialty Chemicals–1.09%
DuPont de Nemours, Inc.	46,713	6,336,151
PPG Industries, Inc.	74,112	8,989,045
		15,325,196
Systems Software–1.71%
Microsoft Corp.	64,545	24,076,576
Tobacco–1.76%
Philip Morris International, Inc. (Switzerland)	137,229	24,826,098
Trading Companies & Distributors–1.35%
Ferguson Enterprises, Inc.	43,256	10,265,947
Sunbelt Rentals Holdings, Inc.	117,057	8,757,034
		19,022,981
Shares		Value
Wireless Telecommunication Services–0.63%
T-Mobile US, Inc.	52,809	$8,857,654
Total Common Stocks & Other Equity Interests (Cost $552,936,141)		904,237,461
Principal Amount
U.S. Dollar Denominated Bonds & Notes–23.62%
Aerospace & Defense–0.22%
BAE Systems PLC (United Kingdom),
5.00%, 03/26/2027(d)	$311,000	312,232
5.13%, 03/26/2029(d)	200,000	202,780
5.30%, 03/26/2034(d)	200,000	203,678
5.50%, 03/26/2054(b)(d)	298,000	295,028
Howmet Aerospace, Inc., 4.75%, 04/15/2036(b)	469,000	456,571
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	3,000	3,068
5.60%, 07/31/2053	3,000	2,942
Lockheed Martin Corp.,
4.50%, 02/15/2029	64,000	64,022
4.75%, 02/15/2034	11,000	10,926
4.80%, 08/15/2034	97,000	96,751
4.15%, 06/15/2053	643,000	511,092
5.90%, 11/15/2063	3,000	3,112
5.20%, 02/15/2064	525,000	482,977
Northrop Grumman Corp., 4.95%, 03/15/2053	3,000	2,688
RTX Corp.,
5.75%, 01/15/2029	28,000	28,848
6.00%, 03/15/2031	15,000	15,834
5.15%, 02/27/2033	18,000	18,334
6.10%, 03/15/2034	37,000	39,711
4.45%, 11/16/2038	308,000	286,491
		3,037,085
Agricultural & Farm Machinery–0.06%
AGCO Corp.,
5.45%, 03/21/2027	26,000	26,149
5.80%, 03/21/2034	66,000	67,349
Imperial Brands Finance PLC (United Kingdom), 6.38%, 07/01/2055(d)	340,000	347,306
John Deere Capital Corp.,
Series I, 3.90%, 03/09/2029	395,000	390,075
4.70%, 06/10/2030	25,000	25,174
		856,053
Agricultural Products & Services–0.02%
Cargill, Inc., 4.75%, 04/24/2033(d)	3,000	2,990
Ingredion, Inc., 6.63%, 04/15/2037	232,000	253,633
		256,623
Air Freight & Logistics–0.01%
United Parcel Service, Inc., 3.40%, 11/15/2046	240,000	173,962
Alternative Carriers–0.20%
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(d)	1,560,000	1,423,578
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Alternative Carriers–(continued)
Space Exploration Technologies Corp., 5.88%, 07/15/2036(b)(d)	$1,430,000	$1,411,887
		2,835,465
Application Software–0.57%
Box, Inc., Conv., 1.50%, 09/15/2029	2,734,000	2,675,219
Envestnet, Inc., Conv., 2.63%, 12/01/2027	2,597,000	2,785,282
Intuit, Inc.,
5.20%, 09/15/2033	31,000	31,140
5.50%, 09/15/2053	21,000	18,884
Salesforce, Inc., 2.70%, 07/15/2041	1,413,000	965,332
Synopsys, Inc.,
4.55%, 04/01/2027	619,000	619,997
5.70%, 04/01/2055	497,000	482,408
Workday, Inc.,
3.50%, 04/01/2027	528,000	524,265
3.70%, 04/01/2029	3,000	2,915
		8,105,442
Asset Management & Custody Banks–0.32%
Ameriprise Financial, Inc.,
5.70%, 12/15/2028	52,000	53,394
4.50%, 05/13/2032	3,000	2,957
5.15%, 05/15/2033	20,000	20,241
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(e)	9,000	9,010
4.98%, 03/14/2030(e)	35,000	35,336
5.83%, 10/25/2033(e)	5,000	5,254
4.71%, 02/01/2034(e)	5,000	4,920
5.19%, 03/14/2035(e)	26,000	26,266
5.32%, 06/06/2036(e)	498,000	504,534
Series J, 4.97%, 04/26/2034(e)	12,000	11,990
Series I, 3.75%(e)(f)	5,000	4,967
BlackRock, Inc., 4.75%, 05/25/2033	1,362,000	1,364,217
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	89,000	87,323
Carlyle Group, Inc. (The), 5.05%, 09/19/2035(b)	448,000	429,062
KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(d)	372,000	332,549
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(d)	1,364,000	1,342,200
Northern Trust Corp., 6.13%, 11/02/2032	3,000	3,210
State Street Corp.,
4.99%, 03/18/2027	200,000	201,020
5.68%, 11/21/2029(e)	86,000	88,255
4.82%, 01/26/2034(e)	3,000	2,978
6.12%, 11/21/2034(e)	47,000	49,630
		4,579,313
Automobile Manufacturers–0.62%
American Honda Finance Corp.,
4.70%, 01/12/2028	7,000	7,013
4.60%, 04/17/2030	3,000	2,975
4.90%, 01/10/2034	43,000	42,166
Principal Amount		Value
Automobile Manufacturers–(continued)
Daimler Truck Finance North America LLC (Germany),
2.00%, 12/14/2026(d)	$1,775,000	$1,756,574
4.65%, 10/12/2030(b)(d)	919,000	911,808
Ford Motor Credit Co. LLC, 6.80%, 11/07/2028	200,000	206,525
General Motors Co., 6.60%, 04/01/2036	377,000	404,753
Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032	1,138,000	1,020,509
Hyundai Capital America,
5.25%, 01/08/2027(d)	116,000	116,492
5.30%, 03/19/2027(d)	182,000	183,133
5.60%, 03/30/2028(d)	16,000	16,224
5.35%, 03/19/2029(d)	37,000	37,519
5.80%, 04/01/2030(d)	3,000	3,092
Mercedes-Benz Finance North America LLC (Germany),
4.80%, 01/11/2027(d)	493,000	494,463
5.10%, 08/03/2028(d)	217,000	218,949
4.85%, 01/11/2029(d)	119,000	119,368
PACCAR Financial Corp., 4.60%, 01/10/2028	7,000	7,033
Toyota Motor Credit Corp.,
4.55%, 08/07/2026	2,020,000	2,021,272
4.63%, 01/12/2028	3,000	3,016
Series B, 3.75%, 01/12/2028	382,000	379,157
Volkswagen Group of America Finance LLC (Germany),
5.30%, 03/22/2027(d)	354,000	356,266
5.25%, 03/22/2029(d)	200,000	201,675
5.60%, 03/22/2034(d)	200,000	201,138
		8,711,120
Automotive Parts & Equipment–0.19%
ERAC USA Finance LLC,
3.30%, 12/01/2026(d)	2,535,000	2,525,665
4.60%, 05/01/2028(d)	14,000	14,020
5.00%, 02/15/2029(d)	53,000	53,510
4.90%, 05/01/2033(d)	18,000	17,872
		2,611,067
Automotive Retail–0.00%
AutoZone, Inc.,
5.05%, 07/15/2026	17,000	17,005
5.20%, 08/01/2033	15,000	15,109
		32,114
Biotechnology–0.72%
AbbVie, Inc.,
4.80%, 03/15/2027	338,000	339,187
4.80%, 03/15/2029	101,000	101,803
5.05%, 03/15/2034	123,000	124,365
4.50%, 05/14/2035	694,000	668,985
4.05%, 11/21/2039	300,000	264,495
5.35%, 03/15/2044	48,000	46,922
4.85%, 06/15/2044	264,000	242,462
5.40%, 03/15/2054	124,000	119,243
5.50%, 03/15/2064	97,000	93,364
Amgen, Inc.,
5.15%, 03/02/2028	15,000	15,146
5.25%, 03/02/2030	3,000	3,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Biotechnology–(continued)
BridgeBio Pharma, Inc., Conv., 1.75%, 03/01/2031	$2,369,252	$3,991,005
Gilead Sciences, Inc.,
5.25%, 10/15/2033	30,000	30,874
5.55%, 10/15/2053	11,000	10,868
Jazz Investments I Ltd., Conv., 3.13%, 09/15/2030	2,370,000	4,042,628
		10,094,404
Brewers–0.15%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.70%, 02/01/2036	959,000	933,809
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	3,000	3,771
Heineken N.V. (Netherlands), 3.50%, 01/29/2028(d)	945,000	931,557
Molson Coors Beverage Co., 4.20%, 07/15/2046(b)	377,000	301,387
		2,170,524
Broadline Retail–0.22%
Amazon.com, Inc.,
4.55%, 03/13/2033	980,000	964,406
4.80%, 12/05/2034	9,000	9,026
2.88%, 05/12/2041	406,000	300,837
eBay, Inc., 3.60%, 06/05/2027	1,795,000	1,779,748
		3,054,017
Building Products–0.00%
Carrier Global Corp., 5.90%, 03/15/2034	10,000	10,546
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 2.00%, 09/16/2031	3,000	2,635
		13,181
Cable & Satellite–0.01%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.65%, 02/01/2034	53,000	54,408
Cox Communications, Inc.,
5.70%, 06/15/2033(d)	3,000	2,950
2.95%, 10/01/2050(d)	202,000	108,409
5.80%, 12/15/2053(d)	58,000	48,994
		214,761
Cargo Ground Transportation–0.02%
Fedex Freight Holding Co., Inc., 4.95%, 03/15/2033(d)	197,000	193,080
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.35%, 01/12/2027(d)	9,000	9,030
5.70%, 02/01/2028(d)	3,000	3,045
5.55%, 05/01/2028(d)	12,000	12,167
6.05%, 08/01/2028(d)	20,000	20,475
Ryder System, Inc., 6.60%, 12/01/2033	26,000	28,374
		266,171
Principal Amount		Value
Casinos & Gaming–0.02%
Las Vegas Sands Corp., 5.30%, 05/15/2031	$252,000	$251,110
Commercial & Residential Mortgage Finance–0.06%
Aviation Capital Group LLC,
4.75%, 04/14/2027(d)	383,000	383,486
6.25%, 04/15/2028(d)	10,000	10,234
6.75%, 10/25/2028(d)	43,000	44,690
Nationwide Building Society (United Kingdom),
6.56%, 10/18/2027(d)(e)	200,000	201,144
3.96%, 07/18/2030(d)(e)	150,000	146,122
Radian Group, Inc., 6.20%, 05/15/2029	91,000	94,015
		879,691
Commodity Chemicals–0.11%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(d)	1,454,000	1,490,255
Communications Equipment–0.08%
Cisco Systems, Inc.,
4.55%, 02/24/2028	757,000	760,075
5.30%, 02/26/2054(b)	353,000	333,601
Motorola Solutions, Inc., 4.60%, 02/23/2028	3,000	3,008
		1,096,684
Computer & Electronics Retail–0.11%
Dell International LLC/EMC Corp.,
5.30%, 04/01/2032	990,000	1,007,193
8.35%, 07/15/2046	2,000	2,529
Leidos, Inc.,
4.10%, 03/15/2029	606,000	596,191
2.30%, 02/15/2031	3,000	2,669
5.75%, 03/15/2033	3,000	3,090
		1,611,672
Construction Machinery & Heavy Transportation Equipment– 0.17%
Caterpillar Financial Services Corp., 3.75%, 02/23/2029	1,040,000	1,023,394
Cummins, Inc., 5.15%, 02/20/2034	43,000	43,700
Komatsu Finance America, Inc., 5.65%, 10/06/2027(d)	200,000	202,318
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	1,061,000	1,084,554
		2,353,966
Consumer Finance–0.29%
American Express Co.,
3.30%, 05/03/2027	1,205,000	1,195,444
4.73%, 04/25/2029(e)	593,000	594,679
4.80%, 10/24/2036(e)	1,013,000	981,323
Capital One Financial Corp.,
7.15%, 10/29/2027(e)	31,000	31,249
6.31%, 06/08/2029(e)	16,000	16,456
7.62%, 10/30/2031(e)	26,000	28,523
6.38%, 06/08/2034(e)	13,000	13,761
6.18%, 01/30/2036(b)(e)	424,000	433,902
General Motors Financial Co., Inc., 4.20%, 10/27/2028	245,000	242,395
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Consumer Finance–(continued)
Synchrony Financial, 3.95%, 12/01/2027	$556,000	$550,533
		4,088,265
Consumer Staples Merchandise Retail–0.00%
Dollar General Corp., 5.50%, 11/01/2052	3,000	2,889
Target Corp.,
4.50%, 09/15/2032	3,000	2,996
4.80%, 01/15/2053	3,000	2,679
Walmart, Inc., 4.50%, 04/15/2053	21,000	18,261
		26,825
Distillers & Vintners–0.00%
Brown-Forman Corp., 4.75%, 04/15/2033	4,000	3,957
Constellation Brands, Inc., 4.90%, 05/01/2033	3,000	2,967
		6,924
Distributors–0.00%
Genuine Parts Co.,
6.50%, 11/01/2028	23,000	23,740
6.88%, 11/01/2033	37,000	40,103
		63,843
Diversified Banks–1.77%
Banco Santander S.A. (Spain),
6.53%, 11/07/2027(e)	200,000	201,440
5.55%, 03/14/2028(e)	200,000	201,304
5.54%, 03/14/2030(e)	200,000	203,843
Bank of America Corp.,
3.25%, 10/21/2027	525,000	518,735
4.95%, 07/22/2028(e)	3,000	3,013
5.20%, 04/25/2029(e)	24,000	24,227
4.27%, 07/23/2029(e)	2,000	1,984
5.82%, 09/15/2029(e)	44,000	45,031
2.57%, 10/20/2032(e)	874,000	778,126
4.57%, 04/27/2033(e)	3,000	2,942
5.02%, 07/22/2033(e)	3,000	3,005
5.29%, 04/25/2034(e)	23,000	23,313
5.47%, 01/23/2035(e)	37,000	37,738
2.48%, 09/21/2036(e)	3,000	2,617
5.49%, 04/23/2037(e)	347,000	345,757
7.75%, 05/14/2038	115,000	137,399
Bank of America N.A., 5.53%, 08/18/2026	458,000	458,366
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(e)	246,000	256,054
8.00%, 01/27/2084(e)	286,000	301,887
Barclays PLC (United Kingdom), 6.69%, 09/13/2034(e)	200,000	216,188
BPCE S.A. (France),
5.20%, 01/18/2027(d)	250,000	251,160
5.72%, 01/18/2030(d)(e)	253,000	258,096
6.51%, 01/18/2035(d)(e)	250,000	260,158
Capital One N.A., 4.65%, 09/13/2028	122,000	122,208
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
3.67%, 07/24/2028(e)	$511,000	$506,568
4.08%, 04/23/2029(e)	4,000	3,963
5.17%, 02/13/2030(e)	61,000	61,658
4.95%, 05/07/2031(e)	969,000	972,411
6.17%, 05/25/2034(e)	27,000	28,184
5.83%, 02/13/2035(e)	170,000	173,335
6.68%, 09/13/2043	741,000	815,091
5.30%, 05/06/2044	228,000	214,205
Series BB, 7.20%(e)(f)	215,000	221,346
Commonwealth Bank of Australia (Australia), 3.31%, 03/11/2041(d)	200,000	153,861
Credit Agricole S.A. (France),
5.34%, 01/10/2030(d)(e)	267,000	270,721
6.25%, 01/10/2035(d)(e)	250,000	260,208
Danske Bank A/S (Denmark), 1.55%, 09/10/2027(d)(e)	200,000	198,875
Federation des Caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(d)	280,000	280,516
Fifth Third Bancorp,
1.71%, 11/01/2027(e)	3,000	2,971
6.34%, 07/27/2029(e)	3,000	3,100
5.98%, 01/30/2030(d)(e)	31,000	31,857
4.77%, 07/28/2030(e)	4,000	3,995
5.63%, 01/29/2032(e)	11,000	11,320
HSBC Holdings PLC (United Kingdom),
4.04%, 03/13/2028(e)	135,000	134,517
5.21%, 08/11/2028(e)	205,000	206,430
4.58%, 06/19/2029(e)	183,000	182,495
6.33%, 03/09/2044(e)	256,000	274,163
4.60%(e)(f)	225,000	211,916
ING Groep N.V. (Netherlands),
5.34%, 03/19/2030(e)	200,000	203,151
5.55%, 03/19/2035(e)	234,000	238,477
JPMorgan Chase & Co.,
5.04%, 01/23/2028(e)	59,000	59,190
3.78%, 02/01/2028(e)	3,000	2,988
3.54%, 05/01/2028(e)	3,000	2,976
4.85%, 07/25/2028(e)	4,000	4,012
3.51%, 01/23/2029(e)	1,058,000	1,040,663
5.30%, 07/24/2029(e)	25,000	25,328
6.09%, 10/23/2029(e)	38,000	39,162
5.01%, 01/23/2030(e)	21,000	21,145
4.59%, 04/26/2033(e)	3,000	2,955
5.72%, 09/14/2033(e)	3,000	3,097
6.25%, 10/23/2034(e)	57,000	61,028
5.34%, 01/23/2035(e)	18,000	18,276
4.26%, 02/22/2048(e)	489,000	404,790
3.90%, 01/23/2049(e)	1,058,000	825,114
Series NN, 6.88%(e)(f)	122,000	127,859
JPMorgan Chase Bank N.A., 5.11%, 12/08/2026	345,000	346,256
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	189,000	189,498
Mitsubishi UFJ Financial Group, Inc. (Japan), 5.02%, 07/20/2028(e)	200,000	200,981
Mizuho Bank Ltd. (Japan), 5.19%, 04/16/2036(d)	576,000	572,560
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified Banks–(continued)
Morgan Stanley Bank N.A.,
5.88%, 10/30/2026	$250,000	$251,104
4.95%, 01/14/2028(e)	399,000	400,018
National Securities Clearing Corp., 5.10%, 11/21/2027(d)	250,000	252,416
PNC Financial Services Group, Inc. (The),
6.62%, 10/20/2027(e)	52,000	52,331
4.08%, 01/26/2029(e)	438,000	434,477
3.45%, 04/23/2029	689,000	670,470
5.58%, 06/12/2029(e)	26,000	26,478
4.63%, 06/06/2033(e)	4,000	3,894
6.04%, 10/28/2033(e)	3,000	3,162
5.07%, 01/24/2034(e)	3,000	3,004
6.88%, 10/20/2034(e)	447,000	493,679
Royal Bank of Canada (Canada),
4.88%, 01/19/2027	40,000	40,148
6.00%, 11/01/2027	2,510,000	2,564,292
4.95%, 02/01/2029	14,000	14,191
5.00%, 02/01/2033	3,000	3,022
Societe Generale S.A. (France),
4.86%, 07/07/2029(d)(e)	977,000	976,899
6.07%, 01/19/2035(d)(e)	200,000	207,399
7.13%, 01/19/2055(d)(e)	212,000	222,169
Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(d)(e)	200,000	179,410
6.30%, 07/06/2034(d)(e)	200,000	212,076
Sumitomo Mitsui Financial Group, Inc. (Japan), 6.60%(e)(f)	234,000	236,925
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.65%, 09/14/2026(d)	200,000	200,665
5.20%, 03/07/2027(d)	226,000	227,270
5.55%, 09/14/2028(d)	203,000	207,167
5.20%, 03/07/2029(d)	200,000	202,997
5.35%, 03/07/2034(d)	200,000	204,043
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(e)	200,000	206,848
Truist Bank, Series I, 4.14%, 01/27/2029(e)	1,016,000	1,009,283
U.S. Bancorp,
4.55%, 07/22/2028(e)	5,000	5,001
5.78%, 06/12/2029(e)	21,000	21,442
5.38%, 01/23/2030(e)	45,000	45,770
4.97%, 07/22/2033(e)	4,000	3,965
5.84%, 06/12/2034(e)	21,000	21,921
5.68%, 01/23/2035(e)	29,000	29,954
UBS AG (Switzerland), 5.65%, 09/11/2028	200,000	204,817
Wells Fargo & Co.,
3.58%, 05/22/2028(e)	4,000	3,967
5.57%, 07/25/2029(e)	19,000	19,323
6.30%, 10/23/2029(e)	27,000	27,933
5.20%, 01/23/2030(e)	25,000	25,284
5.39%, 04/24/2034(e)	8,000	8,124
5.56%, 07/25/2034(e)	46,000	47,124
6.49%, 10/23/2034(e)	69,000	74,501
5.50%, 01/23/2035(e)	38,000	38,746
4.65%, 11/04/2044	540,000	459,585
4.61%, 04/25/2053(e)	4,000	3,364
Principal Amount		Value
Diversified Banks–(continued)
7.63%(e)(f)	$21,000	$22,104
Westpac Banking Corp. (Australia), 6.82%, 11/17/2033	88,000	96,081
		24,932,646
Diversified Capital Markets–0.13%
Apollo Debt Solutions BDC, 6.90%, 04/13/2029	20,000	20,531
Sixth Street Lending Partners, 6.13%, 07/15/2030	153,000	153,911
UBS Group AG (Switzerland),
4.75%, 05/12/2028(d)(e)	205,000	205,444
5.43%, 02/08/2030(d)(e)	200,000	202,865
6.30%, 09/22/2034(d)(e)	200,000	212,581
5.70%, 02/08/2035(d)(e)	200,000	205,408
4.38%(d)(e)(f)	200,000	183,706
7.75%(d)(e)(f)	229,000	242,080
Series 28, 9.25%(d)(e)(f)	200,000	215,360
Series 33, 9.25%(d)(e)(f)	201,000	232,284
		1,874,170
Diversified Financial Services–0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	410,000	330,332
Apollo Global Management, Inc., 6.38%, 11/15/2033	43,000	45,841
Avolon Holdings Funding Ltd. (Ireland),
6.38%, 05/04/2028(d)	22,000	22,574
5.75%, 03/01/2029(d)	114,000	116,311
Corebridge Financial, Inc.,
6.05%, 09/15/2033	26,000	27,202
5.75%, 01/15/2034	55,000	56,518
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(d)	47,000	48,391
6.50%, 03/26/2031(d)	56,000	58,547
		705,716
Diversified Metals & Mining–0.11%
BHP Billiton Finance (USA) Ltd. (Australia),
5.10%, 09/08/2028	39,000	39,495
5.25%, 09/08/2030	26,000	26,572
5.25%, 09/08/2033	45,000	45,944
5.50%, 09/08/2053	15,000	14,831
Glencore Funding LLC (Australia),
5.37%, 04/04/2029(d)	84,000	85,326
4.90%, 07/01/2031(d)	489,000	489,239
5.63%, 04/04/2034(d)	153,000	157,088
5.89%, 04/04/2054(d)	61,000	60,673
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	182,000	191,456
Rio Tinto Finance (USA) PLC (Australia), 5.75%, 03/14/2055	377,000	381,658
		1,492,282
Diversified REITs–0.07%
CubeSmart L.P.,
2.25%, 12/15/2028	3,000	2,834
2.50%, 02/15/2032	1,066,000	940,933
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Diversified REITs–(continued)
VICI Properties L.P.,
5.75%, 04/01/2034	$30,000	$30,474
6.13%, 04/01/2054	32,000	31,304
		1,005,545
Diversified Support Services–0.00%
Element Fleet Management Corp. (Canada), 6.32%, 12/04/2028(d)	37,000	38,276
Drug Retail–0.01%
CVS Pass-Through Trust, 6.04%, 12/10/2028	202,864	203,542
Electric Utilities–1.67%
AEP Texas, Inc., 3.95%, 06/01/2028(d)	172,000	170,127
Alabama Power Co., 5.85%, 11/15/2033	9,000	9,457
American Electric Power Co., Inc.,
5.75%, 11/01/2027	4,000	4,062
5.20%, 01/15/2029	37,000	37,569
Chpe LLC, 5.88%, 06/29/2046(d)	225,000	226,465
Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	3,000	2,819
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	21,000	21,735
5.90%, 11/15/2053	26,000	26,259
Constellation Energy Generation LLC,
3.90%, 01/08/2028	645,000	639,657
6.13%, 01/15/2034	9,000	9,561
6.50%, 10/01/2053	279,000	299,567
5.75%, 03/15/2054	88,000	86,883
Dominion Energy South Carolina, Inc., 6.25%, 10/15/2053	11,000	11,793
Duke Energy Carolinas LLC, 5.35%, 01/15/2053	3,000	2,839
Duke Energy Corp.,
4.85%, 01/05/2029	39,000	39,233
5.00%, 08/15/2052	3,000	2,612
3.25%, 01/15/2082(e)	3,000	2,968
Duke Energy Indiana LLC, 5.40%, 04/01/2053	5,000	4,706
Electricite de France S.A. (France), 4.88%, 01/22/2044(d)	846,000	752,385
Emera US Finance LLC, 5.20%, 04/01/2033	493,000	491,056
Enel Finance America LLC (Italy), 2.88%, 07/12/2041(d)	200,000	141,745
Evergy Metro, Inc., 4.95%, 04/15/2033	3,000	2,996
Eversource Energy,
5.00%, 01/01/2027	76,000	76,228
5.50%, 01/01/2034	37,000	37,656
Exelon Corp.,
5.15%, 03/15/2029	48,000	48,663
5.45%, 03/15/2034	46,000	46,927
5.60%, 03/15/2053	47,000	45,090
FirstEnergy Corp., Conv., 3.88%, 01/15/2031	5,666,000	6,297,476
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(d)	3,000	3,031
Principal Amount		Value
Electric Utilities–(continued)
Florida Power & Light Co.,
4.80%, 05/15/2033	$3,000	$2,990
5.75%, 06/01/2056	397,000	399,293
Georgia Power Co.,
4.65%, 05/16/2028	3,000	3,010
4.95%, 05/17/2033	3,000	3,019
Series B, 3.70%, 01/30/2050	350,000	260,774
MidAmerican Energy Co.,
5.35%, 01/15/2034	3,000	3,077
5.85%, 09/15/2054	12,000	12,177
5.30%, 02/01/2055	43,000	40,476
National Rural Utilities Cooperative Finance Corp.,
4.80%, 02/05/2027	274,000	274,770
4.85%, 02/07/2029	74,000	74,486
4.30%, 12/10/2030	1,248,000	1,231,458
5.00%, 02/07/2031	69,000	69,951
2.75%, 04/15/2032	1,227,000	1,097,859
5.80%, 01/15/2033	3,000	3,150
7.13%, 09/15/2053(e)	235,000	243,912
NextEra Energy Capital Holdings, Inc.,
3.55%, 05/01/2027	530,000	526,620
4.63%, 07/15/2027	3,000	3,004
4.90%, 03/15/2029	119,000	120,031
5.25%, 03/15/2034	128,000	129,593
5.55%, 03/15/2054	119,000	112,932
Niagara Mohawk Power Corp.,
5.29%, 01/17/2034(d)	37,000	37,140
5.66%, 01/17/2054(d)	17,000	16,223
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	3,000	2,924
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/2033	37,000	38,598
PacifiCorp,
5.10%, 02/15/2029	39,000	39,369
5.30%, 02/15/2031	35,000	35,539
5.45%, 02/15/2034	49,000	49,584
5.80%, 01/15/2055	36,000	34,358
PECO Energy Co., 4.90%, 06/15/2033	11,000	11,082
PPL Capital Funding, Inc.,
Conv., 2.88%, 03/15/2028	3,812,000	4,331,385
3.00%, 12/01/2030(d)	3,597,000	3,661,926
PPL Electric Utilities Corp., 6.25%, 05/15/2039	46,000	49,880
Public Service Co. of Colorado, 5.25%, 04/01/2053	3,000	2,762
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	9,000	9,198
Public Service Electric and Gas Co., 5.13%, 03/15/2053	3,000	2,773
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	21,000	19,629
5.55%, 04/15/2054	104,000	100,356
Sierra Pacific Power Co., 5.90%, 03/15/2054	5,000	5,032
Southern Co. (The), 5.70%, 10/15/2032	3,000	3,121
Southwestern Electric Power Co., 5.30%, 04/01/2033	3,000	3,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Electric Utilities–(continued)
Union Electric Co., 5.20%, 04/01/2034	$168,000	$170,244
Virginia Electric and Power Co.,
5.00%, 04/01/2033	3,000	3,016
5.35%, 01/15/2054	28,000	26,358
Vistra Operations Co. LLC, 6.95%, 10/15/2033(d)	23,000	25,039
Xcel Energy, Inc.,
4.60%, 06/01/2032	3,000	2,947
3.50%, 12/01/2049	964,000	677,117
		23,512,793
Electrical Components & Equipment–0.07%
LG Energy Solution Ltd. (South Korea), 5.00%, 04/02/2029(d)	315,000	315,587
Molex Electronic Technologies LLC, 4.75%, 04/30/2028(d)	465,000	465,635
Regal Rexnord Corp., 6.30%, 02/15/2030	3,000	3,132
Rockwell Automation, Inc., 1.75%, 08/15/2031	307,000	266,759
		1,051,113
Electronic Components–0.12%
Amphenol Corp.,
3.90%, 11/15/2028	1,264,000	1,248,917
5.30%, 11/15/2055(b)	406,000	385,560
		1,634,477
Electronic Manufacturing Services–0.12%
Jabil, Inc.,
4.25%, 05/15/2027	1,205,000	1,203,989
4.20%, 02/01/2029	429,000	422,776
		1,626,765
Environmental & Facilities Services–0.01%
Republic Services, Inc.,
4.88%, 04/01/2029	40,000	40,372
5.00%, 12/15/2033	36,000	36,447
5.00%, 04/01/2034	3,000	3,017
Veralto Corp.,
5.50%, 09/18/2026	48,000	48,083
5.35%, 09/18/2028	37,000	37,522
		165,441
Financial Exchanges & Data–0.18%
Intercontinental Exchange, Inc.,
4.60%, 03/15/2033	3,000	2,944
4.95%, 06/15/2052	3,000	2,712
5.20%, 06/15/2062	3,000	2,726
Nasdaq, Inc.,
5.35%, 06/28/2028	3,000	3,041
5.55%, 02/15/2034	4,000	4,116
5.95%, 08/15/2053	169,000	171,164
6.10%, 06/28/2063	3,000	3,048
S&P Global, Inc.,
2.45%, 03/01/2027	2,320,000	2,292,403
2.90%, 03/01/2032	3,000	2,721
3.90%, 03/01/2062	3,000	2,172
		2,487,047
Principal Amount		Value
Food Distributors–0.07%
Sysco Corp., 3.30%, 07/15/2026	$1,005,000	$1,004,622
Food Retail–0.00%
Alimentation Couche-Tard, Inc. (Canada), 5.27%, 02/12/2034(d)	64,000	64,537
Gas Utilities–0.00%
Atmos Energy Corp.,
5.90%, 11/15/2033	12,000	12,736
6.20%, 11/15/2053	7,000	7,473
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	11,000	11,264
Southwest Gas Corp., 5.45%, 03/23/2028	3,000	3,040
		34,513
Health Care Distributors–0.01%
Cardinal Health, Inc., 5.45%, 02/15/2034	37,000	37,857
Cencora, Inc., 5.13%, 02/15/2034	39,000	39,178
McKesson Corp., 5.10%, 07/15/2033	3,000	3,039
		80,074
Health Care Equipment–0.13%
Abbott Laboratories, 3.70%, 03/09/2029	1,171,000	1,148,741
Alcon Finance Corp., 5.38%, 12/06/2032(d)	200,000	203,720
Medtronic, Inc., 4.38%, 03/15/2035	249,000	239,357
Smith & Nephew PLC (United Kingdom),
5.15%, 03/20/2027	52,000	52,193
5.40%, 03/20/2034	133,000	134,062
		1,778,073
Health Care Facilities–0.00%
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	21,000	12,363
UPMC,
5.04%, 05/15/2033	17,000	16,890
5.38%, 05/15/2043	8,000	7,700
		36,953
Health Care REITs–0.12%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	25,000	24,457
5.63%, 05/15/2054	118,000	111,745
Healthcare Realty Holdings L.P.,
2.00%, 03/15/2031	3,000	2,622
Conv., 3.00%, 01/15/2032(d)	1,551,000	1,595,203
		1,734,027
Health Care Services–0.05%
Cigna Group (The), 4.80%, 08/15/2038	307,000	291,108
CommonSpirit Health,
5.32%, 12/01/2034	129,000	129,259
5.55%, 12/01/2054	41,000	38,761
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Health Care Services–(continued)
CVS Health Corp.,
5.00%, 01/30/2029	$10,000	$10,092
5.25%, 01/30/2031	3,000	3,052
5.30%, 06/01/2033	12,000	12,176
6.00%, 06/01/2063	3,000	2,933
Fresenius Medical Care US Finance III, Inc. (Germany), 1.88%, 12/01/2026(d)	150,000	148,128
HCA, Inc., 5.90%, 06/01/2053	16,000	15,610
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	18,000	11,261
Quest Diagnostics, Inc., 6.40%, 11/30/2033	21,000	22,708
		685,088
Health Care Supplies–0.54%
Haemonetics Corp., Conv., 2.50%, 06/01/2029	5,621,000	5,709,812
Medtronic Global Holdings S.C.A., 4.50%, 03/30/2033	6,000	5,889
Merit Medical Systems, Inc., Conv., 3.00%, 02/01/2029	1,444,000	1,558,076
Solventum Corp.,
5.45%, 02/25/2027	31,000	31,202
5.40%, 03/01/2029	75,000	76,311
5.60%, 03/23/2034	265,000	271,317
		7,652,607
Highways & Railtracks–0.03%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	474,000	480,174
Home Improvement Retail–0.22%
Home Depot, Inc. (The), 4.90%, 04/15/2029	41,000	41,550
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	3,000	2,978
3.10%, 05/03/2027	2,650,000	2,624,711
5.00%, 04/15/2033	3,000	3,013
4.25%, 04/01/2052	497,000	389,491
5.85%, 04/01/2063	21,000	20,731
		3,082,474
Hotels, Resorts & Cruise Lines–0.03%
Airbnb, Inc., 4.40%, 03/16/2029	291,000	289,564
Marriott International, Inc.,
4.88%, 05/15/2029	25,000	25,213
5.30%, 05/15/2034	41,000	41,420
		356,197
Human Resource & Employment Services–0.05%
Paychex, Inc., 5.35%, 04/15/2032	639,000	646,835
Industrial Conglomerates–0.19%
Honeywell International, Inc.,
2.50%, 11/01/2026	1,250,000	1,242,827
4.50%, 01/15/2034	1,463,000	1,429,843
		2,672,670
Industrial Gases–0.11%
Air Products and Chemicals, Inc., 4.30%, 06/11/2028	1,531,000	1,529,141
Principal Amount		Value
Industrial Machinery & Supplies & Components–0.40%
Ingersoll Rand, Inc.,
5.40%, 08/14/2028	$3,000	$3,046
5.70%, 08/14/2033	19,000	19,767
JBT Marel Corp., Conv., 0.38%, 09/15/2030(d)	5,494,000	5,572,036
Nordson Corp.,
5.60%, 09/15/2028	3,000	3,057
5.80%, 09/15/2033	12,000	12,498
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	12,000	12,349
		5,622,753
Industrial REITs–0.00%
LXP Industrial Trust,
6.75%, 11/15/2028	5,000	5,188
2.38%, 10/01/2031	3,000	2,627
		7,815
Insurance Brokers–0.01%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	3,000	3,069
Arthur J. Gallagher & Co., 6.75%, 02/15/2054	21,000	23,063
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	24,000	24,727
5.45%, 03/15/2053	3,000	2,849
5.70%, 09/15/2053	22,000	21,841
		75,549
Integrated Oil & Gas–0.19%
BP Capital Markets America, Inc.,
3.02%, 01/16/2027	2,010,000	1,997,077
2.94%, 06/04/2051	991,000	628,892
Occidental Petroleum Corp.,
6.45%, 09/15/2036	51,000	54,734
4.63%, 06/15/2045	11,000	9,414
		2,690,117
Integrated Telecommunication Services–0.59%
AT&T, Inc.,
4.30%, 02/15/2030	318,000	313,882
2.55%, 12/01/2033	3,000	2,521
5.40%, 02/15/2034	15,000	15,211
3.55%, 09/15/2055	157,000	101,175
6.05%, 08/15/2056	643,000	624,865
3.80%, 12/01/2057	255,000	170,323
Comcast Corp.,
5.50%, 11/15/2032	3,000	3,085
5.17%, 01/15/2037(b)(d)	942,000	905,426
3.90%, 03/01/2038	756,000	640,630
2.89%, 11/01/2051	352,000	199,647
2.65%, 08/15/2062	3,000	1,457
Deutsche Telekom International Finance B.V. (Germany), 3.60%, 01/19/2027(d)	1,105,000	1,100,185
NTT Finance Corp. (Japan),
4.57%, 07/16/2027(d)	281,000	281,285
5.17%, 07/16/2032(b)(d)	764,000	764,136
Orange S.A. (France), 5.75%, 01/13/2056(d)	202,000	202,199
Telefonica Emisiones S.A. (Spain), 5.21%, 03/08/2047	700,000	621,775
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Integrated Telecommunication Services–(continued)
Verizon Communications, Inc.,
2.36%, 03/15/2032	$3,000	$2,622
4.75%, 01/15/2033	510,000	502,241
4.78%, 02/15/2035	1,274,000	1,232,890
3.40%, 03/22/2041	561,000	433,840
5.88%, 11/30/2055	262,651	254,993
		8,374,388
Interactive Home Entertainment–0.03%
Electronic Arts, Inc., 1.85%, 02/15/2031	3,000	2,810
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	357,000	355,022
		357,832
Interactive Media & Services–0.74%
Alphabet, Inc.,
3.88%, 11/15/2028	804,000	796,839
4.10%, 11/15/2030	2,005,000	1,975,933
4.70%, 11/15/2035	672,000	658,636
5.25%, 05/15/2055	213,000	199,330
5.65%, 02/15/2056	794,000	784,007
Meta Platforms, Inc.,
5.50%, 11/15/2045	2,005,000	1,861,563
6.20%, 05/15/2046	962,000	963,205
4.65%, 08/15/2062	3,000	2,280
5.75%, 05/15/2063	16,000	14,416
Snap, Inc., Conv., 0.50%, 05/01/2030	3,966,000	3,241,214
		10,497,423
Investment Banking & Brokerage–2.65%
Brookfield Finance, Inc. (Canada), 5.97%, 03/04/2054	47,000	46,471
Charles Schwab Corp. (The),
5.64%, 05/19/2029(e)	16,000	16,308
5.85%, 05/19/2034(e)	16,000	16,725
6.14%, 08/24/2034(e)	45,000	47,832
Series K, 5.00%(e)(f)	7,000	6,998
Goldman Sachs Group, Inc. (The),
4.56% (SOFR + 0.92%), 10/21/2027(g)	15,000	15,021
5.02%, 10/23/2035(e)	624,000	613,140
2.91%, 07/21/2042(e)	323,000	233,814
Series W, 7.50%(e)(f)	437,000	460,032
GS Finance Corp.,
Series 0003, Conv., 1.00%, 07/30/2029(d)	5,873,000	7,489,544
0.00%, 03/03/2032(h)	7,584,000	12,131,040
0.50%, 05/09/2033(h)	7,057,000	6,808,066
0.50%, 05/31/2033(d)(h)	6,968,000	6,964,461
Morgan Stanley,
5.12%, 02/01/2029(e)	5,000	5,031
4.99%, 04/12/2029(e)	590,000	593,302
5.16%, 04/20/2029(e)	28,000	28,224
5.45%, 07/20/2029(e)	12,000	12,160
6.41%, 11/01/2029(e)	34,000	35,202
5.17%, 01/16/2030(e)	25,000	25,228
5.25%, 04/21/2034(e)	29,000	29,191
5.42%, 07/21/2034(e)	21,000	21,334
5.47%, 01/18/2035(e)	25,000	25,390
Principal Amount		Value
Investment Banking & Brokerage–(continued)
5.95%, 01/19/2038(e)	$5,000	$5,146
5.94%, 02/07/2039(e)	105,000	108,319
Series I, 4.36%, 10/22/2031(e)	1,596,000	1,560,824
		37,298,803
IT Consulting & Other Services–0.04%
International Business Machines Corp., 4.30%, 02/03/2031	606,000	595,972
Leisure Products–0.00%
Brunswick Corp., 5.85%, 03/18/2029	58,000	59,353
Life & Health Insurance–1.02%
American National Global Funding, 5.00%, 06/22/2029(d)	2,510,000	2,502,668
American National Group, Inc., 5.00%, 06/15/2027	857,000	858,548
Athene Global Funding,
5.52%, 03/25/2027(d)	175,000	176,023
5.58%, 01/09/2029(d)	82,000	83,199
Athene Holding Ltd., 6.25%, 04/01/2054	79,000	72,847
Brighthouse Financial, Inc., 3.85%, 12/22/2051	1,296,000	745,697
Corebridge Global Funding,
4.96% (SOFR + 1.30%), 09/25/2026(d)(g)	223,000	223,476
5.90%, 09/19/2028(d)	23,000	23,542
5.20%, 01/12/2029(d)	64,000	64,626
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	10,000	10,286
GA Global Funding Trust, 5.50%, 01/08/2029(d)	1,378,000	1,392,553
Jackson National Life Global Funding, 5.25%, 06/16/2031(d)	4,161,000	4,156,757
MAG Mutual Holding Co., 4.75%, 04/30/2041(d)(i)	509,000	459,627
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(e)	3,000	2,982
MetLife, Inc.,
5.00%, 07/15/2052	3,000	2,710
5.25%, 01/15/2054	11,000	10,286
Nationwide Financial Services, Inc., 5.30%, 11/18/2044(d)	440,000	403,603
New York Life Global Funding, 4.55%, 01/28/2033(d)	10,000	9,814
Northwestern Mutual Global Funding,
5.07%, 03/25/2027(d)	164,000	165,027
4.35%, 09/15/2027(d)	3,000	3,000
4.71%, 01/10/2029(d)	169,000	169,903
Pacific Life Global Funding II,
4.69% (SOFR + 1.05%), 07/28/2026(d)(g)	138,000	138,087
5.50%, 08/28/2026(d)	1,219,000	1,221,609
4.90%, 01/11/2029(d)	169,000	170,026
Principal Life Global Funding II,
5.00%, 01/16/2027(d)	46,000	46,169
5.10%, 01/25/2029(d)	211,000	213,128
Protective Life Global Funding, 4.16%, 01/15/2029(b)(d)	1,022,000	1,008,584
Prudential Financial, Inc., 3.91%, 12/07/2047	141,000	108,093
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Life & Health Insurance–(continued)
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(d)	$4,000	$3,958
		14,446,828
Managed Health Care–0.04%
Humana, Inc., 5.75%, 12/01/2028	20,000	20,438
UnitedHealth Group, Inc.,
5.25%, 02/15/2028	3,000	3,041
5.30%, 02/15/2030	3,000	3,069
5.35%, 02/15/2033	3,000	3,080
4.50%, 04/15/2033	3,000	2,935
3.50%, 08/15/2039	559,000	460,594
5.05%, 04/15/2053	3,000	2,698
5.20%, 04/15/2063	3,000	2,687
		498,542
Marine Transportation–0.00%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(d)	19,000	19,842
Metal, Glass & Plastic Containers–0.02%
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	100,000	101,561
5.44%, 04/03/2034	102,000	103,776
5.78%, 04/03/2054	100,000	99,810
		305,147
Movies & Entertainment–0.32%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	1,938,000	2,405,058
Netflix, Inc., 4.38%, 11/15/2026	2,075,000	2,076,716
		4,481,774
Multi-Family Residential REITs–0.01%
AvalonBay Communities, Inc., 5.30%, 12/07/2033	38,000	39,076
Essex Portfolio L.P., 5.50%, 04/01/2034	58,000	59,172
		98,248
Multi-line Insurance–0.06%
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(d)	887,000	623,360
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(d)	196,000	198,269
		821,629
Multi-Utilities–1.20%
Ameren Illinois Co., 4.95%, 06/01/2033	4,000	4,010
Black Hills Corp., 6.15%, 05/15/2034	31,000	32,574
CenterPoint Energy, Inc.,
Conv., 3.00%, 08/01/2028(d)	7,004,000	7,450,505
2.88%, 05/15/2029(d)	2,733,000	2,753,368
CMS Energy Corp., Conv., 3.13%, 05/01/2031(d)	5,011,000	5,106,209
Dominion Energy, Inc., 5.38%, 11/15/2032	5,000	5,109
Principal Amount		Value
Multi-Utilities–(continued)
DTE Electric Co., 5.20%, 03/01/2034	$39,000	$39,685
NiSource, Inc.,
5.25%, 03/30/2028	4,000	4,046
5.40%, 06/30/2033	3,000	3,083
5.35%, 04/01/2034	89,000	90,741
4.38%, 05/15/2047	571,000	470,247
5.85%, 04/01/2055	290,000	287,770
Public Service Enterprise Group, Inc.,
5.88%, 10/15/2028	44,000	45,146
6.13%, 10/15/2033	25,000	26,474
Sempra,
3.80%, 02/01/2038	559,000	475,719
6.88%, 10/01/2054(e)	131,000	134,093
WEC Energy Group, Inc.,
5.15%, 10/01/2027	6,000	6,044
4.75%, 01/15/2028	5,000	5,014
1.80%, 10/15/2030	2,000	1,780
		16,941,617
Oil & Gas Drilling–0.00%
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	13,000	13,974
Oil & Gas Exploration & Production–0.26%
Antero Resources Corp., 5.40%, 02/01/2036	284,000	279,691
Cameron LNG LLC, 3.70%, 01/15/2039(d)	622,000	527,650
ConocoPhillips Co.,
4.15%, 11/15/2034	230,000	213,940
5.70%, 09/15/2063	9,000	8,742
Diamondback Energy, Inc., 5.75%, 04/18/2054	488,000	474,794
EOG Resources, Inc., 4.40%, 07/15/2028	250,000	249,673
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029	2,005,000	1,926,003
		3,680,493
Oil & Gas Refining & Marketing–0.10%
Marathon Petroleum Corp., 5.13%, 12/15/2026	940,000	940,799
Phillips 66 Co., 5.30%, 06/30/2033	11,000	11,150
Valero Energy Corp., 4.00%, 06/01/2052(b)	531,000	395,741
		1,347,690
Oil & Gas Storage & Transportation–0.43%
Cheniere Energy Partners L.P., 5.95%, 06/30/2033	12,000	12,534
Columbia Pipelines Holding Co. LLC, 6.06%, 08/15/2026(d)	8,000	8,005
Enbridge, Inc. (Canada), 5.70%, 03/08/2033	11,000	11,362
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Energy Transfer L.P.,
6.05%, 12/01/2026	$44,000	$44,286
5.20%, 04/01/2030	209,000	212,204
6.40%, 12/01/2030	448,000	474,337
5.75%, 02/15/2033	3,000	3,107
6.55%, 12/01/2033	7,000	7,577
5.55%, 05/15/2034	36,000	36,584
4.90%, 03/15/2035	344,000	335,010
5.30%, 04/01/2044	587,000	536,850
5.00%, 05/15/2050	724,000	613,247
5.95%, 05/15/2054	28,000	26,819
Enterprise Products Operating LLC,
4.60%, 01/15/2031(b)	496,000	494,567
6.45%, 09/01/2040	23,000	25,244
4.25%, 02/15/2048	696,000	572,114
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia), 6.51%, 02/23/2042(d)	200,000	211,396
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(d)	336,000	341,243
Kinder Morgan, Inc.,
5.15%, 06/01/2030	172,000	174,923
4.80%, 02/01/2033	3,000	2,971
5.20%, 06/01/2033	9,000	9,126
5.30%, 12/01/2034	407,000	410,163
MPLX L.P.,
5.00%, 03/01/2033	3,000	2,979
4.50%, 04/15/2038	810,000	734,017
4.95%, 03/14/2052	3,000	2,533
Northern Natural Gas Co., 5.63%, 02/01/2054(d)	23,000	22,132
ONEOK, Inc.,
5.65%, 11/01/2028	3,000	3,063
5.80%, 11/01/2030	23,000	23,811
6.10%, 11/15/2032	3,000	3,159
6.05%, 09/01/2033	23,000	24,086
6.63%, 09/01/2053	34,000	35,660
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	9,000	9,376
Spectra Energy Partners L.P., 4.50%, 03/15/2045	488,000	414,220
Targa Resources Corp., 5.20%, 07/01/2027	3,000	3,019
Texas Eastern Transmission L.P., 7.00%, 07/15/2032	169,000	186,291
Western Midstream Operating L.P., 6.15%, 04/01/2033	8,000	8,348
Williams Cos., Inc. (The),
5.30%, 08/15/2028	40,000	40,583
5.65%, 03/15/2033	11,000	11,328
		6,088,274
Other Specialized REITs–0.11%
EPR Properties, 4.75%, 12/15/2026	1,556,000	1,556,290
Other Specialty Retail–0.00%
Tractor Supply Co., 5.25%, 05/15/2033	4,000	4,026
Principal Amount		Value
Packaged Foods & Meats–0.14%
Campbell’s Co. (The),
5.20%, 03/19/2027	$48,000	$48,305
5.20%, 03/21/2029	54,000	54,502
5.40%, 03/21/2034	72,000	70,952
General Mills, Inc., 2.25%, 10/14/2031	3,000	2,646
J.M. Smucker Co. (The), 6.20%, 11/15/2033	15,000	16,002
Mars, Inc.,
4.45%, 03/01/2027(d)	596,000	597,087
4.55%, 04/20/2028(d)	21,000	21,061
5.20%, 03/01/2035(d)	593,000	595,559
5.65%, 05/01/2045(d)	325,000	323,115
5.70%, 05/01/2055(d)	217,000	213,932
McCormick & Co., Inc., 4.95%, 04/15/2033	3,000	2,993
		1,946,154
Paper & Plastic Packaging Products & Materials–0.02%
International Paper Co., 6.00%, 11/15/2041	223,000	225,065
Passenger Airlines–0.14%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	27,400	26,242
Series 2021-1, Class A, 2.88%, 07/11/2034	2,437	2,200
Series A, 4.90%, 05/11/2038	222,000	217,069
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(d)	247,000	245,033
5.31%, 10/20/2031(d)	283,000	280,047
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(d)	9,185	8,410
Delta Air Lines, Inc., 4.95%, 07/10/2028	649,000	651,628
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(d)	8,591	8,585
United Airlines Pass-Through Trust,
Series 2014-2, Class A, 3.75%, 09/03/2026	220,598	220,471
Series 2020-1, Class A, 5.88%, 10/15/2027	1,556	1,575
Series 2018-1, Class AA, 3.50%, 03/01/2030	317,902	306,927
		1,968,187
Passenger Ground Transportation–0.02%
Uber Technologies, Inc., 4.80%, 09/15/2035	267,000	259,780
Personal Care Products–0.00%
Kenvue, Inc.,
5.05%, 03/22/2028	3,000	3,030
5.00%, 03/22/2030	11,000	11,135
4.90%, 03/22/2033	15,000	15,062
5.10%, 03/22/2043	3,000	2,864
5.20%, 03/22/2063	3,000	2,738
		34,829
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Pharmaceuticals–0.72%
AstraZeneca Finance LLC (United Kingdom),
4.80%, 02/26/2027	$207,000	$207,802
4.85%, 02/26/2029	53,000	53,547
4.90%, 02/26/2031	96,000	97,335
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(d)	985,000	974,644
Bayer US Finance LLC (Germany),
6.25%, 01/21/2029(d)	200,000	206,554
6.38%, 11/21/2030(d)	200,000	210,551
6.50%, 11/21/2033(d)	200,000	214,781
6.88%, 11/21/2053(b)(d)	274,000	300,671
Bristol-Myers Squibb Co.,
5.75%, 02/01/2031	37,000	38,694
5.90%, 11/15/2033	11,000	11,711
4.13%, 06/15/2039	621,000	553,968
Eli Lilly and Co.,
4.50%, 02/09/2027	236,000	236,390
4.70%, 02/27/2033	6,000	6,020
4.70%, 02/09/2034	170,000	168,877
4.88%, 02/27/2053	6,000	5,430
5.00%, 02/09/2054	53,000	48,946
4.95%, 02/27/2063	3,000	2,677
5.10%, 02/09/2064	63,000	57,572
GlaxoSmithKline Capital, Inc., 6.38%, 05/15/2038	64,000	70,489
Haleon US Capital LLC, 4.00%, 03/24/2052	315,000	248,595
Merck & Co., Inc.,
4.90%, 05/17/2044	24,000	22,222
5.00%, 05/17/2053	3,000	2,744
5.85%, 05/22/2056	332,000	340,279
5.15%, 05/17/2063	3,000	2,736
Novartis Capital Corp., 4.60%, 03/18/2033	1,101,000	1,091,181
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	17,000	16,842
Takeda Pharmaceutical Co. Ltd. (Japan), 5.00%, 11/26/2028	160,000	161,183
Zoetis, Inc.,
Conv., 0.25%, 06/15/2029(d)	5,000,000	4,550,169
4.70%, 02/01/2043	333,000	298,002
		10,200,612
Property & Casualty Insurance–0.12%
Allstate Corp. (The), 3.28%, 12/15/2026	302,000	300,792
Fairfax Financial Holdings Ltd. (Canada), 6.35%, 03/22/2054	86,000	87,978
Markel Group, Inc.,
5.00%, 03/30/2043	351,000	318,352
5.00%, 05/20/2049	497,000	438,099
Travelers Cos., Inc. (The),
4.60%, 08/01/2043	605,000	542,886
5.45%, 05/25/2053	3,000	2,914
		1,691,021
Rail Transportation–0.28%
Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	399,000	296,312
Principal Amount		Value
Rail Transportation–(continued)
Norfolk Southern Corp.,
7.80%, 05/15/2027	$1,250,000	$1,289,205
5.05%, 08/01/2030	11,000	11,177
5.55%, 03/15/2034	22,000	22,838
3.40%, 11/01/2049	461,000	325,679
5.35%, 08/01/2054(b)	485,000	458,203
5.95%, 03/15/2064	26,000	26,361
Union Pacific Corp.,
2.15%, 02/05/2027	4,000	3,950
4.50%, 01/20/2033	5,000	4,957
3.20%, 05/20/2041	1,018,000	794,744
4.15%, 01/15/2045	426,000	344,398
3.84%, 03/20/2060	519,000	374,448
5.15%, 01/20/2063	7,000	6,472
		3,958,744
Real Estate Development–0.00%
Essential Properties L.P., 2.95%, 07/15/2031	3,000	2,713
Regional Banks–0.06%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	3,000	2,842
2.64%, 09/30/2032	3,000	2,564
6.65%, 04/25/2035(e)	295,000	318,389
5.64%, 05/21/2037(e)	3,000	3,021
M&T Bank Corp., 5.05%, 01/27/2034(e)	3,000	2,975
Pinnacle Bank, 5.63%, 02/15/2028	250,000	252,630
Truist Financial Corp.,
4.87%, 01/26/2029(e)	3,000	3,013
7.16%, 10/30/2029(e)	23,000	24,228
5.44%, 01/24/2030(e)	26,000	26,438
4.92%, 07/28/2033(e)	3,000	2,942
6.12%, 10/28/2033(e)	3,000	3,168
5.87%, 06/08/2034(e)	15,000	15,610
Zions Bancorporation N.A., 4.48%, 02/09/2029(e)	259,000	256,848
		914,668
Reinsurance–0.08%
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	3,000	1,909
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)(d)	398,000	379,845
PartnerRe Finance B LLC, 3.70%, 07/02/2029	500,000	484,518
Swiss Re Subordinated Finance PLC (United Kingdom), 5.70%, 04/05/2035(d)(e)	200,000	202,149
		1,068,421
Renewable Electricity–0.00%
NSTAR Electric Co., 4.55%, 06/01/2052	3,000	2,536
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Restaurants–0.06%
McDonald’s Corp.,
4.80%, 08/14/2028	$59,000	$59,405
4.95%, 08/14/2033	43,000	43,569
5.15%, 09/09/2052	5,000	4,588
5.45%, 08/14/2053	14,000	13,484
Starbucks Corp., 3.55%, 08/15/2029	705,000	685,944
		806,990
Retail REITs–0.68%
Agree L.P., 2.00%, 06/15/2028	3,000	2,856
Federal Realty OP L.P., Conv., 3.25%, 01/15/2029(d)	4,235,000	4,673,323
Kimco Realty OP LLC,
Conv., 3.50%, 06/15/2031(d)	2,533,000	2,585,560
3.20%, 04/01/2032	1,500,000	1,379,360
NNN REIT, Inc.,
5.60%, 10/15/2033	6,000	6,175
3.50%, 04/15/2051	3,000	2,133
Realty Income Corp.,
3.20%, 01/15/2027	3,000	2,982
5.63%, 10/13/2032	3,000	3,118
Regency Centers L.P.,
2.95%, 09/15/2029	753,000	715,833
5.25%, 01/15/2034	26,000	26,428
4.65%, 03/15/2049	256,000	222,000
		9,619,768
Self-Storage REITs–0.08%
Extra Space Storage L.P.,
3.50%, 07/01/2026	404,000	404,000
5.70%, 04/01/2028	371,000	377,601
5.40%, 02/01/2034	55,000	55,607
Prologis L.P.,
4.88%, 06/15/2028	13,000	13,117
4.63%, 01/15/2033	3,000	2,966
4.75%, 06/15/2033	21,000	20,816
5.13%, 01/15/2034	11,000	11,080
5.00%, 03/15/2034	129,000	128,781
5.25%, 06/15/2053	25,000	23,709
5.25%, 03/15/2054	36,000	34,154
Public Storage Operating Co.,
5.13%, 01/15/2029	4,000	4,073
5.10%, 08/01/2033	23,000	23,290
5.35%, 08/01/2053	13,000	12,484
		1,111,678
Semiconductors–1.28%
Broadcom, Inc.,
3.47%, 04/15/2034	640,000	574,905
5.20%, 07/15/2035	1,083,000	1,087,210
Foundry JV Holdco LLC,
5.88%, 01/25/2034(d)	272,000	276,611
6.20%, 01/25/2037(d)	918,000	971,839
Intel Corp., 6.13%, 05/15/2056	601,000	600,646
Marvell Technology, Inc., 2.45%, 04/15/2028	1,210,000	1,165,776
Microchip Technology, Inc., Conv., 0.75%, 06/01/2027(j)	10,998,000	12,118,505
Micron Technology, Inc., 3.37%, 11/01/2041	179,000	139,790
Principal Amount		Value
Semiconductors–(continued)
NVIDIA Corp., 5.55%, 06/15/2046	$1,160,000	$1,152,071
Skyworks Solutions, Inc., 3.00%, 06/01/2031	3,000	2,692
		18,090,045
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	3,000	2,701
Specialized Finance–0.08%
Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(d)	3,000	2,601
State Street Bank and Trust Co., 4.59%, 11/25/2026	1,120,000	1,122,446
		1,125,047
Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	159,000	133,801
Systems Software–0.34%
Microsoft Corp., 3.50%, 02/12/2035(b)	404,000	372,192
Oracle Corp.,
4.80%, 09/26/2032(b)	773,000	735,832
6.25%, 11/09/2032	9,000	9,254
4.90%, 02/06/2033	11,000	10,433
3.60%, 04/01/2040	965,000	704,053
6.90%, 11/09/2052	4,000	3,838
6.70%, 02/04/2056	889,000	837,253
VMware LLC, 1.40%, 08/15/2026	2,080,000	2,072,154
		4,745,009
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc., 3.35%, 02/09/2027	315,000	313,344
NetApp, Inc., 2.38%, 06/22/2027	2,400,000	2,351,929
		2,665,273
Telecom Tower REITs–0.09%
Crown Castle, Inc.,
2.50%, 07/15/2031	1,413,000	1,255,855
4.75%, 05/15/2047	46,000	38,981
		1,294,836
Tobacco–0.22%
Altria Group, Inc., 5.80%, 02/14/2039	1,124,000	1,140,926
B.A.T. Capital Corp. (United Kingdom),
5.83%, 02/20/2031	69,000	71,897
6.00%, 02/20/2034	18,000	18,986
7.08%, 08/02/2043	3,000	3,343
7.08%, 08/02/2053	3,000	3,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Tobacco–(continued)
Philip Morris International, Inc.,
4.75%, 02/12/2027	$1,272,000	$1,276,254
5.13%, 11/17/2027	3,000	3,028
4.88%, 02/15/2028	32,000	32,200
5.25%, 09/07/2028	35,000	35,543
4.88%, 02/13/2029	144,000	145,113
5.13%, 02/13/2031	35,000	35,652
5.63%, 09/07/2033	26,000	27,043
5.25%, 02/13/2034	69,000	70,152
4.88%, 11/15/2043	300,000	272,833
		3,136,357
Transaction & Payment Processing Services–0.56%
Fiserv, Inc.,
5.38%, 08/21/2028	48,000	48,495
4.55%, 02/15/2031	371,000	362,353
5.63%, 08/21/2033	25,000	25,276
Global Payments, Inc., Conv., 1.50%, 03/01/2031	8,191,000	7,371,900
Mastercard, Inc., 4.85%, 03/09/2033	20,000	20,165
		7,828,189
Wireless Telecommunication Services–0.20%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042	600,000	517,629
T-Mobile USA, Inc.,
2.70%, 03/15/2032	1,074,000	954,843
3.40%, 10/15/2052	750,000	492,031
5.65%, 01/15/2053	9,000	8,452
6.00%, 06/15/2054(b)	301,000	297,787
5.88%, 11/15/2055	496,000	483,338
		2,754,080
Total U.S. Dollar Denominated Bonds & Notes (Cost $329,027,811)		332,919,218
U.S. Treasury Securities–7.13%
U.S. Treasury Bills–0.00%
3.63%, 09/17/2026(k)	40,000	39,684
U.S. Treasury Bonds–0.92%
4.50%, 08/15/2039	36,400	35,917
4.38%, 05/15/2040	72,800	70,408
5.00%, 05/15/2046	9,611,300	9,684,136
4.75%, 02/15/2056	3,214,700	3,123,533
		12,913,994
U.S. Treasury Notes–6.21%
4.13%, 06/30/2028	27,543,600	27,530,151
4.13%, 06/15/2029	18,657,800	18,641,037
4.25%, 02/28/2031	28,000	28,051
4.13%, 06/30/2031	8,348,700	8,319,675
4.25%, 06/30/2033	15,508,100	15,448,733
4.38%, 05/15/2036	17,638,900	17,546,572
		87,514,219
Total U.S. Treasury Securities (Cost $100,158,597)		100,467,897

Asset-Backed Securities–0.69%
Alternative Loan Trust, Series 2005-29CB, Class A4, 5.00%, 07/25/2035	60,366	31,281
Principal Amount		Value

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(d)	$235,000	$232,542
Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(d)(l)	8,672	8,513
Series 2020-3, Class A1, 1.69%, 04/25/2065(d)(l)	44,006	42,184
Series 2021-3, Class A1, 1.07%, 05/25/2066(d)(l)	33,565	29,107
Series 2021-7, Class A1, 1.98%, 10/25/2066(d)(l)	87,864	75,945
Series 2022-1, Class A1, 3.88%, 12/25/2066(d)	164,903	153,964
Series 2023-6, Class A1, 6.50%, 12/25/2067(d)	54,923	54,959
Series 2024-2, Class A1, 5.99%, 01/25/2069(d)	206,558	207,023
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(d)	415,000	412,448
Series 2023-1A, Class A, 5.25%, 04/20/2029(d)	100,000	100,961
Series 2023-4A, Class A, 5.49%, 06/20/2029(d)	291,000	294,805
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	14,099	12,271
Series 2007-C, Class 1A4, 4.38%, 05/20/2036(l)	3,298	2,897
Banc of America Mortgage Trust, Series 2004-E, Class 2A6, 5.30%, 06/25/2034(l)	7,508	7,262
Bank, Series 2019-BNK16, Class XA, IO, 1.09%, 02/15/2052(m)	1,349,209	24,479
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(d)(l)	154,681	133,272
Series 2021-4, Class A4, 2.50%, 10/25/2051(d)(l)	154,681	127,967
Series 2021-4, Class A8, 2.50%, 10/25/2051(d)(l)	131,575	117,039
Series 2021-5, Class A1, 3.00%, 11/25/2051(d)(l)	158,148	136,258
Series 2021-5, Class A2, 2.50%, 11/25/2051(d)(l)	192,972	159,881
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(g)	57,063	55,229
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	19,547	18,924
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.64%, 01/15/2051(m)	1,254,153	8,665
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(d)(l)	3,411	3,384
BX Commercial Mortgage Trust, Series 2021-ACNT, Class A, 4.59% (1 mo. Term SOFR + 0.96%), 11/15/2038(d)(g)	80,407	80,414
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco V.I. Equity and Income Fund

Principal Amount		Value

BX Trust,
Series 2022-LBA6, Class A, 4.63% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)(g)	$185,000	$185,054
Series 2022-LBA6, Class B, 4.93% (1 mo. Term SOFR + 1.30%), 01/15/2039(d)(g)	110,000	110,051
Series 2022-LBA6, Class C, 5.23% (1 mo. Term SOFR + 1.60%), 01/15/2039(d)(g)	100,000	100,064
CD Mortgage Trust, Series 2017- CD6, Class XA, IO, 1.01%, 11/13/2050(m)	594,178	4,683
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(d)(l)	2,877	2,719
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.63%, 01/25/2036(l)	24,629	22,910
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(m)	1,661,697	14,585
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	46,547	45,305
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(d)(l)	155,190	128,388
COLT Mortgage Loan Trust,
Series 2022-1, Class A1, 2.28%, 12/27/2066(d)(l)	85,383	79,921
Series 2022-2, Class A1, 3.99%, 02/25/2067(d)	97,154	92,300
Series 2022-3, Class A1, 4.90%, 02/25/2067(d)(l)	162,756	158,130
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	19,360	11,144
Series 2006-6, Class A3, 6.00%, 04/25/2036	15,864	7,435
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(d)(l)	19,205	17,100
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(d)(l)	29,771	26,639
Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067(d)(l)	93,342	90,935
Series 2022-ATH1, Class A1B, 4.35%, 01/25/2067(d)(l)	100,000	93,111
Series 2022-ATH2, Class A1, 5.11%, 05/25/2067(d)(l)	158,481	158,092
Cross Mortgage Trust, Series 2024-H2, Class A1, 6.09%, 04/25/2069(d)	81,730	82,027
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	571,000	518,925
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	76,930	32,624
DLLST LLC, Series 2024-1A, Class A3, 5.05%, 08/20/2027(d)	52,128	52,230
Principal Amount		Value

Ellington Financial Mortgage Trust,
Series 2021-1, Class A1, 0.80%, 02/25/2066(d)(l)	$22,102	$19,085
Series 2022-1, Class A1, 2.21%, 01/25/2067(d)(l)	88,704	78,286
Series 2022-3, Class A1, 5.00%, 08/25/2067(d)	165,095	164,713
First Horizon Alternative Mortgage Securities Trust, Series 2005- FA8, Class 1A6, 4.41% (1 mo. Term SOFR + 0.76%), 11/25/2035(g)	32,067	11,448
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(d)(l)	215,641	192,562
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(d)(l)	56,112	50,295
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.38%, 05/12/2053	225,000	206,204
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(d)(l)	120,497	107,357
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.81%, 07/25/2035(l)	1,366	1,318
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, 1.68%, 12/27/2027(d)	113,000	112,154
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(l)	9,457	9,431
Series 2024-VIS1, Class A1, 5.99%, 07/25/2064(d)(l)	137,412	137,719
JP Morgan Mortgage Trust, Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(d)(l)	167,823	142,526
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(l)	270,000	253,158
Series 2014-C25, Class AS, 4.07%, 11/15/2047	105,000	102,703
Series 2015-C27, Class XA, IO, 0.84%, 02/15/2048(m)	248,640	6
Life Mortgage Trust, Series 2021- BMR, Class C, 4.84% (1 mo. Term SOFR + 1.21%), 03/15/2038(d)(g)	11,214	11,127
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A2, 6.04%, 04/21/2034(l)	4,511	4,498
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(d)(l)	92,524	82,499
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(d)(l)	92,900	82,309
MFA Trust, Series 2021-INV2, Class A1, 1.91%, 11/25/2056(d)(l)	96,682	87,384
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco V.I. Equity and Income Fund

Principal Amount		Value

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 4.44% (1 mo. Term SOFR + 0.81%), 07/15/2038(d)(g)	$105,000	$104,958
Series 2021-STOR, Class B, 4.64% (1 mo. Term SOFR + 1.01%), 07/15/2038(d)(g)	105,000	104,963
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(m)	597,840	5,465
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(d)(l)	91,190	82,407
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.85%, 03/27/2062(d)(l)	110,867	104,261
OBX Trust,
Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(d)(l)	142,842	121,938
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(d)(l)	113,962	102,295
Series 2022-NQM2, Class A1B, 4.38%, 01/25/2062(d)	110,000	102,467
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(d)(l)	105,038	93,824
PRKCM Trust, Series 2023-AFC4, Class A1, 7.23%, 11/25/2058(d)	137,789	138,168
Progress Residential Trust,
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(d)	93,991	88,730
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(d)	195,351	194,302
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	2,481	1,993
RUN Trust, Series 2022-NQM1, Class A1, 5.00%, 03/25/2067(d)	100,640	99,352
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.95%, 03/27/2062(d)(l)	208,414	196,230
Series 2022-1, Class A2, 3.58%, 03/27/2062(d)(l)	91,852	84,379
Sonic Capital LLC,
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(d)	95,250	88,593
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(d)	95,250	81,394
STAR Trust, Series 2021-1, Class A1, 1.22%, 05/25/2065(d)(l)	46,092	43,365
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(d)(l)	3,462	3,344
Series 2021-6, Class A1, 1.92%, 11/25/2066(d)(l)	155,863	137,400
Series 2022-1, Class A1, 2.45%, 12/25/2066(d)(l)	116,107	104,123
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(d)	111,467	105,021
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(d)	212,242	202,905
Principal Amount		Value

UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.23%, 11/15/2050(m)	$772,386	$6,567
Verus Securitization Trust,
Series 2021-1, Class A1B, 0.82%, 01/25/2066(d)(l)	25,137	22,848
Series 2021-7, Class A1, 2.83%, 10/25/2066(d)	131,737	120,274
Series 2021-R1, Class A1, 0.82%, 10/25/2063(d)(l)	12,732	12,401
Series 2022-1, Class A1, 3.72%, 01/25/2067(d)	89,654	84,343
Series 2022-3, Class A1, 5.13%, 02/25/2067(d)	122,776	117,029
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(d)	10,973	10,672
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 5.64%, 10/25/2033(l)	13,358	12,920
Series 2005-AR14, Class 1A4, 4.92%, 12/25/2035(l)	18,412	17,451
Series 2005-AR16, Class 1A1, 4.38%, 12/25/2035(l)	16,400	15,492
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.96%, 12/15/2050(m)	848,193	8,156
WF Card Issuance Trust, Series 2024-A1, Class A, 4.94%, 02/15/2029	421,000	423,030
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	9,918	9,754
Total Asset-Backed Securities (Cost $10,564,096)		9,675,642
Shares
Preferred Stocks–0.36%
Diversified Financial Services–0.02%
Apollo Global Management, Inc., 7.63%, Pfd.(e)	11,550	294,640
Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	95,499	4,821,745
Total Preferred Stocks (Cost $3,179,070)		5,116,385
Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.13%
Collateralized Mortgage Obligations–0.02%
Fannie Mae Interest STRIPS,
IO, 6.50%, 02/25/2032 to 02/25/2033(m)(n)	$41,992	4,576
7.00%, 04/25/2032(n)	1,434	188
6.00%, 06/25/2033 to 09/25/2035(m)(n)	37,492	4,950
5.50%, 09/25/2033 to 06/25/2035(n)	76,523	9,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Fannie Mae REMICs,
IO, 3.00%, 11/25/2027(n)	$4,501	$40
3.36% (7.10% - (30 Day Average SOFR + 0.11%)), 11/25/2030(g)(n)	7,153	308
4.16% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(g)(n)	14,993	1,075
4.21% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(g)(n)	3,535	255
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(g)(n)	4,049	358
4.26% (8.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032 to 12/25/2032(g)(n)	48,562	4,357
4.38% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(g)(n)	2,700	118
4.51% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 to 05/25/2033(g)(n)	23,577	2,456
3.81% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(g)(n)	3,179	316
2.31% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 to 07/25/2038(g)(n)	14,003	756
3.01% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035(g)(n)	1,260	54
2.86% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(g)(n)	73,949	2,734
2.96% (6.70% - (30 Day Average SOFR + 0.11%)), 05/25/2035(g)(n)	30,332	2,097
3.50%, 08/25/2035(n)	110,153	10,272
2.36% (6.10% - (30 Day Average SOFR + 0.11%)), 10/25/2035(g)(n)	10,796	862
2.80% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(g)(n)	17,884	1,312
4.00%, 04/25/2041 to 08/25/2047(n)	47,838	6,098
2.81% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(g)(n)	18,682	1,190
2.41% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(g)(n)	87,598	8,272
5.50%, 07/25/2046(n)	29,978	3,657
2.16% (5.90% - (30 Day Average SOFR + 0.11%)), 09/25/2047(g)(n)	244,016	21,317
6.00%, 11/25/2028	3,146	3,182
5.50%, 04/25/2035	42,092	42,965
3.99% (30 Day Average SOFR + 0.36%), 08/25/2035(g)	3,631	3,525
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
10.85% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(g)	$13,574	$15,329
10.48% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(g)	6,643	7,218
4.68% (30 Day Average SOFR + 1.05%), 06/25/2037(g)	7,328	7,426
4.00%, 03/25/2041	4,711	4,462
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K093, Class X1, IO, 1.08%, 05/25/2029(m)	1,498,467	34,508
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027(n)	992	17
3.00%, 12/15/2027(n)	5,298	70
3.15%, 12/15/2027(m)	1,730	27
6.50%, 02/01/2028(n)	521	17
6.00%, 12/15/2032(n)	5,515	607
Freddie Mac REMICs,
IO, 3.00%, 06/15/2027 to 12/15/2027(n)	16,568	159
2.50%, 05/15/2028(n)	6,521	99
3.94% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(g)(n)	2,542	79
2.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(g)(n)	62,369	3,301
3.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(g)(n)	3,253	165
3.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(g)(n)	15,277	721
3.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(g)(n)	4,207	355
2.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(g)(n)	2,921	203
2.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(g)(n)	14,740	993
2.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(g)(n)	5,856	328
2.39% (6.10% - (30 Day Average SOFR + 0.11%)), 01/15/2044(g)(n)	34,101	2,833
6.50%, 03/15/2032 to 06/15/2032	20,049	20,665
3.50%, 05/15/2032	4,003	3,924
11.16% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(g)	2,468	2,789
4.11% (30 Day Average SOFR + 0.51%), 09/15/2035(g)	12,607	12,546
		255,310
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco V.I. Equity and Income Fund

Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.08%
6.50%, 07/01/2028 to 04/01/2034	$2,868	$2,973
6.75%, 03/15/2031	682,000	755,567
7.00%, 10/01/2031 to 10/01/2037	10,966	11,600
5.00%, 12/01/2034	160	158
5.50%, 02/01/2037 to 06/01/2053	338,206	342,822
		1,113,120
Federal National Mortgage Association (FNMA)–0.03%
7.50%, 01/01/2033	5,474	5,585
6.00%, 03/01/2037	22,040	23,133
4.00%, 05/01/2052	435,668	411,131
		439,849
Government National Mortgage Association (GNMA)–0.00%
IO, 2.80% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(g)(n)	53,158	2,202
2.90% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(g)(n)	20,421	1,050
4.50%, 09/16/2047(n)	93,550	16,462
2.45% (6.20% - (1 mo. Term SOFR + 0.11%)), 10/16/2047(g)(n)	87,644	9,393
		29,107
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $2,468,190)		1,837,386

Agency Credit Risk Transfer Notes–0.00%
Freddie Mac,
Series 2022-DNA6, Class M1, STACR®, 5.78% (30 Day Average SOFR + 2.15%), 09/25/2042(d)(g)	7,425	7,439
Series 2023-DNA1, Class M1, STACR®, 5.73% (30 Day Average SOFR + 2.10%), 03/25/2043(d)(g)	28,750	29,089
Total Agency Credit Risk Transfer Notes (Cost $36,176)		36,528
Shares		Value
Money Market Funds–3.92%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(o)(p)	19,321,516	$19,321,516
Invesco Treasury Portfolio, Institutional Class, 3.56%(o)(p)	35,883,404	35,883,404
Total Money Market Funds (Cost $55,204,920)		55,204,920
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,053,575,001)		1,409,495,437
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.65%
Invesco Private Government Fund, 3.62%(o)(p)(q)	10,456,395	10,456,395
Invesco Private Prime Fund, 3.77%(o)(p)(q)	26,964,568	26,967,265
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,423,257)		37,423,660
TOTAL INVESTMENTS IN SECURITIES–102.66% (Cost $1,090,998,258)		1,446,919,097
OTHER ASSETS LESS LIABILITIES—(2.66)%		(37,526,866)
NET ASSETS–100.00%		$1,409,392,231
Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco V.I. Equity and Income Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	Non-income producing security.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $111,966,233, which represented 7.94% of the Fund’s Net Assets.

(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(h)	Zero coupon bond issued at a discount.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2026.

(m)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2026.

(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,104,851	$41,783,604	$(41,566,939)	$-	$-	$19,321,516	$410,293
Invesco Treasury Portfolio, Institutional Class	35,481,024	77,598,123	(77,195,743)	-	-	35,883,404	756,833
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,564,157	93,236,975	(90,344,737)	-	-	10,456,395	110,902*
Invesco Private Prime Fund	19,537,501	218,491,403	(211,054,698)	403	(7,344)	26,967,265	305,099*
Total	$81,687,533	$431,110,105	$(420,162,117)	$403	$(7,344)	$92,628,580	$1,583,127

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(q)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 5 Year Notes	7	September-2026	$(749,328)	$(1,345)	$(1,345)
U.S. Treasury Ultra Bonds	4	September-2026	(464,625)	(15,630)	(15,630)
Total Futures Contracts				$(16,975)	$(16,975)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2026	Bank of New York Mellon (The)	EUR	148,171	USD	169,515	$16
07/31/2026	Bank of New York Mellon (The)	USD	221,243	GBP	167,296	662
Subtotal—Appreciation						678
Currency Risk
07/31/2026	Bank of New York Mellon (The)	EUR	6,281,350	USD	7,155,670	(29,845)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco V.I. Equity and Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/31/2026	Bank of New York Mellon (The)	GBP	4,554,832	USD	6,013,858	$(27,777)
Subtotal—Depreciation						(57,622)
Total Forward Foreign Currency Contracts						$(56,944)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco V.I. Equity and Income Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $998,370,081)*	$1,354,290,517
Investments in affiliated money market funds, at value (Cost $92,628,177)	92,628,580
Other investments:
Variation margin receivable — futures contracts	4,327
Unrealized appreciation on forward foreign currency contracts outstanding	678
Cash	10,067
Foreign currencies, at value (Cost $84,507)	84,515
Receivable for:
Investments sold	2,297,759
Fund shares sold	578,879
Dividends	1,365,298
Interest	3,254,122
Investment for trustee deferred compensation and retirement plans	244,379
Other assets	456
Total assets	1,454,759,577
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	57,622
Payable for:
Investments purchased	5,798,544
Fund shares reacquired	511,479
Collateral upon return of securities loaned	37,423,257
Accrued fees to affiliates	1,292,302
Accrued trustees’ and officers’ fees and benefits	295
Accrued other operating expenses	33,890
Trustee deferred compensation and retirement plans	249,957
Total liabilities	45,367,346
Net assets applicable to shares outstanding	$1,409,392,231
Net assets consist of:
Shares of beneficial interest	$917,963,185
Distributable earnings	491,429,046
$1,409,392,231
Net Assets:
Series I	$174,033,873
Series II	$1,235,358,358
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,919,769
Series II	63,939,653
Series I:
Net asset value per share	$19.51
Series II:
Net asset value per share	$19.32

*	At June 30, 2026, securities with an aggregate value of $35,912,160 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$7,920,605
Dividends (net of foreign withholding taxes of $23,364)	8,620,859
Dividends from affiliated money market funds (includes net securities lending income of $27,571)	1,194,697
Total investment income	17,736,161
Expenses:
Advisory fees	2,645,567
Administrative services fees	1,160,146
Custodian fees	7,358
Distribution fees - Series II	1,541,237
Transfer agent fees	35,543
Trustees’ and officers’ fees and benefits	15,889
Reports to shareholders	4,542
Professional services fees	32,421
Other	6,620
Total expenses	5,449,323
Less: Fees waived and/or expenses reimbursed	(37,037)
Net expenses	5,412,286
Net investment income	12,323,875
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	41,122,483
Affiliated investment securities	(7,344)
Foreign currencies	(2,878)
Forward foreign currency contracts	72,613
Futures contracts	42,522
41,227,396
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	37,317,375
Affiliated investment securities	403
Foreign currencies	(1,046)
Forward foreign currency contracts	392,358
Futures contracts	(22,832)
37,686,258
Net realized and unrealized gain	78,913,654
Net increase in net assets resulting from operations	$91,237,529
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco V.I. Equity and Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$12,323,875	$25,320,769
Net realized gain	41,227,396	72,527,016
Change in net unrealized appreciation	37,686,258	61,930,782
Net increase in net assets resulting from operations	91,237,529	159,778,567
Distributions to shareholders from distributable earnings:
Series I	—	(12,518,526)
Series II	—	(87,474,124)
Total distributions from distributable earnings	—	(99,992,650)
Share transactions–net:
Series I	(9,400,541)	(8,380,830)
Series II	(83,224,930)	(7,584,948)
Net increase (decrease) in net assets resulting from share transactions	(92,625,471)	(15,965,778)
Net increase (decrease) in net assets	(1,387,942)	43,820,139
Net assets:
Beginning of period	1,410,780,173	1,366,960,034
End of period	$1,409,392,231	$1,410,780,173
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco V.I. Equity and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$18.27	$0.19	$1.05	$1.24	$—	$—	$—	$19.51	6.79%	$174,034	0.55%(d)	0.56%(d)	1.97%(d)	54%
Year ended 12/31/25	17.46	0.37	1.83	2.20	(0.39)	(1.00)	(1.39)	18.27	12.81	172,063	0.56	0.56	2.06	112
Year ended 12/31/24	16.48	0.38	1.62	2.00	(0.32)	(0.70)	(1.02)	17.46	12.12	172,407	0.57	0.57	2.15	131
Year ended 12/31/23	16.14	0.35	1.22	1.57	(0.34)	(0.89)	(1.23)	16.48	10.56	69,223	0.56	0.56	2.16	148
Year ended 12/31/22	20.69	0.33	(1.94)	(1.61)	(0.34)	(2.60)	(2.94)	16.14	(7.51)	71,423	0.56	0.56	1.77	146
Year ended 12/31/21	17.93	0.25	3.09	3.34	(0.38)	(0.20)	(0.58)	20.69	18.65	79,349	0.55	0.55	1.24	144
Series II
Six months ended 06/30/26	18.12	0.16	1.04	1.20	—	—	—	19.32	6.62	1,235,358	0.80 (d)	0.81 (d)	1.72 (d)	54
Year ended 12/31/25	17.33	0.32	1.82	2.14	(0.35)	(1.00)	(1.35)	18.12	12.52	1,238,717	0.81	0.81	1.81	112
Year ended 12/31/24	16.36	0.33	1.63	1.96	(0.29)	(0.70)	(0.99)	17.33	11.91	1,194,554	0.82	0.82	1.90	131
Year ended 12/31/23	16.03	0.31	1.20	1.51	(0.29)	(0.89)	(1.18)	16.36	10.24	1,089,778	0.81	0.81	1.91	148
Year ended 12/31/22	20.55	0.28	(1.92)	(1.64)	(0.28)	(2.60)	(2.88)	16.03	(7.71)	1,026,339	0.81	0.81	1.52	146
Year ended 12/31/21	17.82	0.20	3.07	3.27	(0.34)	(0.20)	(0.54)	20.55	18.35	1,283,805	0.80	0.80	0.99	144

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended December 31, 2024, the portfolio turnover calculation excludes the value of securities purchased of $162,992,332 and sold of $58,503,043 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco V.I. Conservative Balanced Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco V.I. Equity and Income Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Equity and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objectives are both capital appreciation and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. Equity and Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. Equity and Income Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
O.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
P.
Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
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Invesco V.I. Equity and Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.38%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $37,037.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $106,731 for accounting and fund administrative services and was reimbursed $1,053,415 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $46,493 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. Equity and Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$886,629,836	$17,607,625	$—	$904,237,461
U.S. Dollar Denominated Bonds & Notes	—	332,459,591	459,627	332,919,218
U.S. Treasury Securities	—	100,467,897	—	100,467,897
Asset-Backed Securities	—	9,675,642	—	9,675,642
Preferred Stocks	5,116,385	—	—	5,116,385
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	1,837,386	—	1,837,386
Agency Credit Risk Transfer Notes	—	36,528	—	36,528
Money Market Funds	55,204,920	37,423,660	—	92,628,580
Total Investments in Securities	946,951,141	499,508,329	459,627	1,446,919,097
Other Investments - Assets*
Forward Foreign Currency Contracts	—	678	—	678
Other Investments - Liabilities*
Futures Contracts	(16,975)	—	—	(16,975)
Forward Foreign Currency Contracts	—	(57,622)	—	(57,622)
	(16,975)	(57,622)	—	(74,597)
Total Other Investments	(16,975)	(56,944)	—	(73,919)
Total Investments	$946,934,166	$499,451,385	$459,627	$1,446,845,178

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$678
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$678

Value
Derivative Liabilities	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$(16,975)	$(16,975)
Unrealized depreciation on forward foreign currency contracts outstanding	(57,622)	—	(57,622)
Total Derivative Liabilities	(57,622)	(16,975)	(74,597)
Derivatives not subject to master netting agreements	—	16,975	16,975
Total Derivative Liabilities subject to master netting agreements	$(57,622)	$—	$(57,622)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$678	$(57,622)	$(56,944)	$—	$—	$(56,944)
30
Invesco V.I. Equity and Income Fund

Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Interest Rate Risk	Total
Realized Gain:
Forward foreign currency contracts	$72,613	$-	$72,613
Futures contracts	-	42,522	42,522
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	392,358	-	392,358
Futures contracts	-	(22,832)	(22,832)
Total	$464,971	$19,690	$484,661
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$23,420,025	$1,225,026

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $199,988,602 and $296,446,717, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$370,213,463
Aggregate unrealized (depreciation) of investments	(26,324,313)
Net unrealized appreciation of investments	$343,889,150
Cost of investments for tax purposes is $1,102,956,028.
31
Invesco V.I. Equity and Income Fund

NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	192,611	$3,644,227	551,441	$9,894,346
Series II	1,502,382	28,211,758	6,977,111	123,642,879
Issued as reinvestment of dividends:
Series I	-	-	702,893	12,518,526
Series II	-	-	4,950,432	87,474,124
Reacquired:
Series I	(688,406)	(13,044,768)	(1,711,665)	(30,793,702)
Series II	(5,930,518)	(111,436,688)	(12,505,624)	(218,701,951)
Net increase (decrease) in share activity	(4,923,931)	$(92,625,471)	(1,035,412)	$(15,965,778)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco V.I. Equity and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Equity and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period,  the fourth quintile for the three year period,  and the first quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three, and five year periods.  The Board noted that underperformance over the three-year
33
Invesco V.I. Equity and Income Fund

period was due to the Fund’s value investment style, which lagged versus core investment styles.  It was also noted that most funds in the Fund’s peer category are core strategies from a style perspective. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.   The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
34
Invesco V.I. Equity and Income Fund

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
35
Invesco V.I. Equity and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
36
Invesco V.I. Equity and Income Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. EQV International Equity Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIIGR-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.10%
Australia–2.79%
Aristocrat Leisure Ltd.	223,847	$9,486,073
BHP Group Ltd.	273,262	11,387,630
Glencore PLC	1,982,652	13,518,556
		34,392,259
Belgium–1.74%
Anheuser-Busch InBev S.A./N.V.	258,686	21,375,167
Brazil–0.40%
TOTVS S.A.	881,199	4,899,059
Canada–6.29%
Bank of Montreal	92,866	16,413,693
Bombardier, Inc., Class B(a)	58,278	13,418,014
Canadian Natural Resources Ltd.(b)	230,897	9,136,569
Celestica, Inc.(a)	15,672	5,715,625
RB Global, Inc.(b)	115,874	13,489,833
Royal Bank of Canada	92,814	19,219,190
		77,392,924
China–5.29%
Airtac International Group	176,000	7,460,372
Alibaba Group Holding Ltd.	475,200	5,696,912
Contemporary Amperex Technology Co. Ltd., A Shares	272,300	15,828,679
Full Truck Alliance Co. Ltd., ADR	737,893	5,991,691
Kanzhun Ltd., ADR	555,992	7,155,617
Shenzhen Inovance Technology Co. Ltd., A Shares	1,038,735	10,185,903
Tencent Holdings Ltd.	232,600	12,835,459
		65,154,633
Denmark–1.34%
DSV A/S	35,532	8,454,956
Novo Nordisk A/S	168,392	8,087,349
		16,542,305
France–8.24%
Air Liquide S.A.	39,190	7,760,675
Airbus SE	56,918	12,663,781
BNP Paribas S.A.	167,344	19,544,633
Danone S.A.	146,313	11,959,377
Legrand S.A.	166,589	28,227,558
Schneider Electric SE	32,800	10,733,001
TotalEnergies SE	136,984	10,592,352
		101,481,377
Germany–3.58%
Allianz SE	18,917	8,954,323
Deutsche Telekom AG	260,345	7,098,118
Fresenius SE & Co. KGaA	354,247	16,184,282
Heidelberg Materials AG	30,403	5,799,978
Siemens Energy AG, Class A(a)	31,570	6,018,551
		44,055,252
Shares		Value
Hong Kong–2.37%
AIA Group Ltd.	1,658,400	$15,183,035
Techtronic Industries Co. Ltd.	844,000	14,045,473
		29,228,508
India–3.22%
ICICI Bank Ltd., ADR	606,358	17,602,573
Reliance Industries Ltd.	902,507	12,363,094
SBI Life Insurance Co. Ltd.(c)	515,672	9,625,074
		39,590,741
Indonesia–1.14%
PT Bank Central Asia Tbk, ADR(b)	1,810,307	14,029,879
Israel–1.38%
Teva Pharmaceutical Industries Ltd., ADR(a)	500,304	16,950,300
Italy–0.96%
FinecoBank Banca Fineco S.p.A.	471,386	11,852,516
Japan–11.42%
Hoya Corp.	73,400	11,839,514
Keyence Corp.	69,200	34,979,698
Panasonic Holdings Corp.	898,100	25,266,590
Recruit Holdings Co. Ltd.	167,000	11,619,682
SMC Corp.	35,200	15,737,434
Sony Group Corp.	628,300	12,643,950
Tokyo Electron Ltd.	28,600	13,866,818
Yokohama Financial Group, Inc.	1,358,600	14,631,402
		140,585,088
Netherlands–4.76%
ASM International N.V.	26,134	30,053,605
ASML Holding N.V.	14,433	28,579,871
		58,633,476
Singapore–0.50%
United Overseas Bank Ltd.	199,766	6,151,757
South Africa–0.72%
Anglo American PLC	179,573	8,808,493
South Korea–8.14%
KB Financial Group, Inc.	203,302	21,035,089
KT&G Corp.	162,406	17,873,635
Samsung Electronics Co. Ltd.	187,374	41,577,750
SK hynix, Inc.	11,196	19,756,262
		100,242,736
Spain–0.86%
Bankinter S.A.	632,040	10,584,044
Sweden–2.90%
Investor AB, Class B(b)	860,191	35,741,897
Switzerland–3.62%
Cie Financiere Richemont S.A.	80,400	18,558,602
Galderma Group AG, Class A	42,899	9,757,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. EQV International Equity Fund

Shares		Value
Switzerland–(continued)
Philip Morris International, Inc.	89,977	$16,277,739
		44,593,608
Taiwan–10.52%
E Ink Holdings, Inc.	2,688,000	18,356,371
Lite-On Technology Corp.	1,196,000	8,464,404
MediaTek, Inc.	174,000	23,710,054
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	165,501	79,038,313
		129,569,142
Thailand–0.63%
Bangkok Dusit Medical Services PCL, Foreign Shares	13,346,400	7,774,112
United Kingdom–10.66%
AstraZeneca PLC	96,071	17,936,859
BAE Systems PLC	953,728	23,372,655
Barclays PLC	2,713,844	18,185,467
National Grid PLC	1,143,640	18,862,880
RELX PLC	321,117	10,148,842
Shell PLC	344,418	13,382,354
Tesco PLC	2,526,546	15,402,064
Weir Group PLC (The)	435,781	13,900,096
		131,191,217
United States–4.63%
Broadcom, Inc.	59,441	22,453,838
ICON PLC(a)	123,793	21,504,082
Shares		Value
United States–(continued)
Oracle Corp.	89,357	$13,095,268
		57,053,188
Total Common Stocks & Other Equity Interests (Cost $820,920,664)		1,207,873,678
Money Market Funds–1.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	5,736,229	5,736,229
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	10,149,164	10,149,164
Total Money Market Funds (Cost $15,885,393)		15,885,393
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.39% (Cost $836,806,057)		1,223,759,071
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.42%
Invesco Private Government Fund, 3.62%(d)(e)(f)	8,278,684	8,278,684
Invesco Private Prime Fund, 3.77%(d)(e)(f)	21,545,705	21,547,859
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,827,550)		29,826,543
TOTAL INVESTMENTS IN SECURITIES—101.81% (Cost $866,633,607)		1,253,585,614
OTHER ASSETS LESS LIABILITIES–(1.81)%		(22,232,417)
NET ASSETS–100.00%		$1,231,353,197
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,208,813	$67,987,325	$(71,459,909)	$-	$-	$5,736,229	$111,652
Invesco Treasury Portfolio, Institutional Class	16,598,248	126,262,175	(132,711,259)	-	-	10,149,164	197,108
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,749,399	67,736,512	(61,207,227)	-	-	8,278,684	110,588*
Invesco Private Prime Fund	4,532,848	165,813,742	(148,797,071)	(1,007)	(653)	21,547,859	304,479*
Total	$32,089,308	$427,799,754	$(414,175,466)	$(1,007)	$(653)	$45,711,936	$723,827

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. EQV International Equity Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $820,920,664)*	$1,207,873,678
Investments in affiliated money market funds, at value (Cost $45,712,943)	45,711,936
Foreign currencies, at value (Cost $1,166,346)	1,168,341
Receivable for:
Investments sold	3,629,122
Fund shares sold	2,000,267
Dividends	3,029,818
Investment for trustee deferred compensation and retirement plans	242,836
Other assets	394
Total assets	1,263,656,392
Liabilities:
Payable for:
Fund shares reacquired	1,089,329
Accrued foreign taxes	115
Collateral upon return of securities loaned	29,827,550
Accrued fees to affiliates	1,087,884
Accrued trustees’ and officers’ fees and benefits	433
Accrued other operating expenses	48,700
Trustee deferred compensation and retirement plans	249,184
Total liabilities	32,303,195
Net assets applicable to shares outstanding	$1,231,353,197
Net assets consist of:
Shares of beneficial interest	$664,283,221
Distributable earnings	567,069,976
$1,231,353,197
Net Assets:
Series I	$539,676,897
Series II	$691,676,300
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	13,473,268
Series II	17,641,553
Series I:
Net asset value per share	$40.06
Series II:
Net asset value per share	$39.21

*	At June 30, 2026, securities with an aggregate value of $28,618,015 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $1,456,269)	$12,371,120
Dividends from affiliated money market funds (includes net securities lending income of $48,603)	357,363
Total investment income	12,728,483
Expenses:
Advisory fees	4,169,614
Administrative services fees	969,309
Custodian fees	44,072
Distribution fees - Series II	837,546
Transfer agent fees	29,474
Trustees’ and officers’ fees and benefits	15,058
Reports to shareholders	4,692
Professional services fees	35,364
Other	6,819
Total expenses	6,111,948
Less: Fees waived and/or expenses reimbursed	(9,838)
Net expenses	6,102,110
Net investment income	6,626,373
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $48,914)	49,648,875
Affiliated investment securities	(653)
Foreign currencies	(317,684)
49,330,538
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $812,301)	66,520,080
Affiliated investment securities	(1,007)
Foreign currencies	(76,084)
66,442,989
Net realized and unrealized gain	115,773,527
Net increase in net assets resulting from operations	$122,399,900
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. EQV International Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$6,626,373	$11,147,465
Net realized gain	49,330,538	155,275,180
Change in net unrealized appreciation	66,442,989	8,392,077
Net increase in net assets resulting from operations	122,399,900	174,814,722
Distributions to shareholders from distributable earnings:
Series I	—	(37,522,156)
Series II	—	(51,451,894)
Total distributions from distributable earnings	—	(88,974,050)
Share transactions–net:
Series I	(12,822,376)	(1,074,455)
Series II	(58,663,144)	(40,513,716)
Net increase (decrease) in net assets resulting from share transactions	(71,485,520)	(41,588,171)
Net increase in net assets	50,914,380	44,252,501
Net assets:
Beginning of period	1,180,438,817	1,136,186,316
End of period	$1,231,353,197	$1,180,438,817
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. EQV International Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$36.11	$0.24	$3.71	$3.95	$—	$—	$—	$40.06	10.94%	$539,677	0.90%(d)	0.90%(d)	1.27%(d)	25%
Year ended 12/31/25	33.52	0.40	5.08	5.48	(0.53)	(2.36)	(2.89)	36.11	16.50	498,974	0.90	0.90	1.10	63
Year ended 12/31/24	34.09	0.32	(0.07)(e)	0.25	(0.63)	(0.19)	(0.82)	33.52	0.62	464,052	0.92	0.92	0.90	31
Year ended 12/31/23	28.94	0.36	4.87	5.23	(0.06)	(0.02)	(0.08)	34.09	18.15	532,382	0.90	0.90	1.13	34
Year ended 12/31/22	41.41	0.36	(8.39)	(8.03)	(0.60)	(3.84)	(4.44)	28.94	(18.31)	370,151	0.91	0.91	1.06	45
Year ended 12/31/21	42.52	0.27	2.22	2.49	(0.57)	(3.03)	(3.60)	41.41	5.89	475,732	0.89	0.89	0.60	34
Series II
Six months ended 06/30/26	35.39	0.19	3.63	3.82	—	—	—	39.21	10.80	691,676	1.15 (d)	1.15 (d)	1.02 (d)	25
Year ended 12/31/25	32.89	0.30	4.99	5.29	(0.43)	(2.36)	(2.79)	35.39	16.23	681,465	1.15	1.15	0.85	63
Year ended 12/31/24	33.47	0.23	(0.08)(e)	0.15	(0.54)	(0.19)	(0.73)	32.89	0.34	672,134	1.17	1.17	0.65	31
Year ended 12/31/23	28.42	0.27	4.80	5.07	—	(0.02)	(0.02)	33.47	17.86	751,081	1.15	1.15	0.88	34
Year ended 12/31/22	40.72	0.27	(8.24)	(7.97)	(0.49)	(3.84)	(4.33)	28.42	(18.50)	703,011	1.16	1.16	0.81	45
Year ended 12/31/21	41.88	0.15	2.19	2.34	(0.47)	(3.03)	(3.50)	40.72	5.61	929,768	1.14	1.14	0.35	34

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. EQV International Equity Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. EQV International Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
7
Invesco V.I. EQV International Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. EQV International Equity Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $629 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
9
Invesco V.I. EQV International Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Over $250 million	0.700%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.71%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $9,838.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $89,558 for accounting and fund administrative services and was reimbursed $879,751 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $1,254 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
10
Invesco V.I. EQV International Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$34,392,259	$—	$34,392,259
Belgium	—	21,375,167	—	21,375,167
Brazil	4,899,059	—	—	4,899,059
Canada	77,392,924	—	—	77,392,924
China	13,147,308	52,007,325	—	65,154,633
Denmark	—	16,542,305	—	16,542,305
France	—	101,481,377	—	101,481,377
Germany	—	44,055,252	—	44,055,252
Hong Kong	—	29,228,508	—	29,228,508
India	17,602,573	21,988,168	—	39,590,741
Indonesia	14,029,879	—	—	14,029,879
Israel	16,950,300	—	—	16,950,300
Italy	—	11,852,516	—	11,852,516
Japan	—	140,585,088	—	140,585,088
Netherlands	—	58,633,476	—	58,633,476
Singapore	—	6,151,757	—	6,151,757
South Africa	—	8,808,493	—	8,808,493
South Korea	—	100,242,736	—	100,242,736
Spain	—	10,584,044	—	10,584,044
Sweden	—	35,741,897	—	35,741,897
Switzerland	16,277,739	28,315,869	—	44,593,608
Taiwan	79,038,313	50,530,829	—	129,569,142
Thailand	—	7,774,112	—	7,774,112
United Kingdom	—	131,191,217	—	131,191,217
United States	57,053,188	—	—	57,053,188
Money Market Funds	15,885,393	29,826,543	—	45,711,936
Total Investments	$312,276,676	$941,308,938	$—	$1,253,585,614
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $298,060,371 and $363,600,098, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$388,871,840
Aggregate unrealized (depreciation) of investments	(41,807,119)
Net unrealized appreciation of investments	$347,064,721
Cost of investments for tax purposes is $906,520,893.
11
Invesco V.I. EQV International Equity Fund

NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	915,913	$34,883,808	1,385,972	$49,403,896
Series II	576,524	21,059,930	1,822,556	63,840,095
Issued as reinvestment of dividends:
Series I	-	-	1,054,882	37,522,156
Series II	-	-	1,475,112	51,451,894
Reacquired:
Series I	(1,260,228)	(47,706,184)	(2,468,667)	(88,000,507)
Series II	(2,190,376)	(79,723,074)	(4,476,690)	(155,805,705)
Net increase (decrease) in share activity	(1,958,167)	$(71,485,520)	(1,206,835)	$(41,588,171)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 5% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
12
Invesco V.I. EQV International Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. EQV International Equity Fund’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-USA® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods and the third quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that stock
13
Invesco V.I. EQV International Equity Fund

selection in certain sectors detracted from Fund performance. The Board also considered changes to certain members of the Fund’s portfolio management team effective June 23, 2025.  The Board noted that the foregoing changes were in connection with Invesco’s restructuring of its fundamental equity platform to create a unified global platform in an effort to drive improved Fund performance.  The Board discussed with management an update on the implementation of the changes and how the changes had impacted recent Fund performance. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco
14
Invesco V.I. EQV International Equity Fund

Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. EQV International Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. EQV International Equity Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Global Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGLBL-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.54%
Brazil–0.47%
MercadoLibre, Inc.(a)	3,832	$6,504,399
Canada–1.99%
Shopify, Inc., Class A(a)	242,255	27,660,676
China–1.19%
JD.com, Inc., ADR(b)	245,318	6,250,703
Tencent Holdings Ltd.	187,100	10,324,653
		16,575,356
Czech Republic–0.14%
CSG N.V.(a)	133,670	1,950,824
France–2.42%
Airbus SE	79,716	17,736,145
EssilorLuxottica S.A.	26,683	5,010,308
LVMH Moet Hennessy Louis Vuitton SE	19,703	10,896,944
		33,643,397
Germany–1.77%
Allianz SE	28,322	13,406,160
SAP SE	72,810	11,223,526
		24,629,686
India–3.29%
DLF Ltd.	4,616,120	30,297,353
HDFC Bank Ltd.	813,016	6,861,413
ICICI Bank Ltd., ADR	298,719	8,671,813
		45,830,579
Italy–1.03%
Brunello Cucinelli S.p.A.(b)	121,638	11,506,653
Moncler S.p.A.	49,276	2,867,728
		14,374,381
Japan–1.99%
Capcom Co. Ltd.	413,600	7,608,323
Hoya Corp.	54,200	8,742,530
Keyence Corp.	17,944	9,070,458
Nintendo Co. Ltd.	52,600	2,211,303
		27,632,614
Netherlands–3.18%
Adyen N.V.(a)(c)	11,847	11,113,876
ASML Holding N.V.	9,178	18,174,050
BE Semiconductor Industries N.V.	45,075	14,886,112
		44,174,038
South Korea–1.70%
SK hynix, Inc.	13,439	23,714,220
Sweden–1.68%
Assa Abloy AB, Class B	190,000	6,712,858
Atlas Copco AB	364,827	7,394,675
Spotify Technology S.A.(a)	20,112	9,234,023
		23,341,556
Shares		Value
Switzerland–2.23%
Galderma Group AG, Class A	54,496	$12,394,975
Lonza Group AG	27,527	18,569,827
		30,964,802
Taiwan–7.60%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,339,000	105,634,046
United States–68.86%
Alphabet, Inc., Class A	362,976	129,716,733
Amazon.com, Inc.(a)	180,944	43,126,193
Analog Devices, Inc.	71,402	28,358,732
Apple, Inc.	26,188	7,577,760
ARM Holdings PLC, ADR(a)(b)	101,699	36,059,414
Berkshire Hathaway, Inc., Class A(a)	2	1,497,700
Berkshire Hathaway, Inc., Class B(a)	4,664	2,333,819
Boston Scientific Corp.(a)	212,565	9,072,274
Broadcom, Inc.	143,991	54,392,600
Cadence Design Systems, Inc.(a)	23,696	8,893,583
Ecolab, Inc.	32,240	8,982,386
Eli Lilly and Co.	41,169	49,379,334
Equifax, Inc.	45,511	7,223,506
IDEXX Laboratories, Inc.(a)	11,332	5,965,618
Intuitive Surgical, Inc.(a)	41,361	16,448,443
IQVIA Holdings, Inc.(a)	23,796	4,597,863
Lam Research Corp.	258,181	111,877,573
Las Vegas Sands Corp.	122,986	5,680,723
Linde PLC	10,087	5,234,548
Marriott International, Inc., Class A	53,573	19,853,618
Marvell Technology, Inc.	206,499	61,513,987
Mastercard, Inc., Class A	24,593	12,630,965
Meta Platforms, Inc., Class A	107,777	60,709,706
Microsoft Corp.	66,478	24,797,624
Netflix, Inc.(a)	91,628	6,542,239
NVIDIA Corp.	386,037	77,242,143
Phathom Pharmaceuticals, Inc.(a)(b)	356,195	3,864,716
S&P Global, Inc.	103,261	42,054,075
Sandisk Corp.(a)	11,683	26,563,988
ServiceNow, Inc.(a)	45,579	4,525,083
Stryker Corp.(b)	17,198	5,414,618
Thermo Fisher Scientific, Inc.	36,427	18,263,041
TJX Cos., Inc. (The)	75,456	11,431,584
Visa, Inc., Class A	132,962	45,617,933
		957,444,122
Total Common Stocks & Other Equity Interests (Cost $604,263,393)		1,384,074,696
Money Market Funds–0.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	1,187,476	1,187,476
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	2,205,314	$2,205,314
Total Money Market Funds (Cost $3,392,790)		3,392,790
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.79% (Cost $607,656,183)		1,387,467,486
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.53%
Invesco Private Government Fund, 3.62%(d)(e)(f)	150,165	150,165
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	35,036,918	$35,040,422
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $35,187,491)		35,190,587
TOTAL INVESTMENTS IN SECURITIES—102.32% (Cost $642,843,674)		1,422,658,073
OTHER ASSETS LESS LIABILITIES–(2.32)%		(32,233,194)
NET ASSETS–100.00%		$1,390,424,879
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at June 30, 2026 represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,797,452	$43,340,375	$(45,950,351)	$-	$-	$1,187,476	$53,244
Invesco Treasury Portfolio, Institutional Class	7,052,411	80,489,269	(85,336,366)	-	-	2,205,314	98,223
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,934,086	205,331,175	(214,115,096)	-	-	150,165	134,921*
Invesco Private Prime Fund	23,183,847	403,712,301	(391,854,162)	3,096	(4,660)	35,040,422	374,771*
Total	$42,967,796	$732,873,120	$(737,255,975)	$3,096	$(4,660)	$38,583,377	$661,159

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Global Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $604,263,393)*	$1,384,074,696
Investments in affiliated money market funds, at value (Cost $38,580,281)	38,583,377
Cash	2,018,155
Foreign currencies, at value (Cost $53,940)	53,691
Receivable for:
Investments sold	4,354,856
Fund shares sold	36,575
Dividends	2,127,766
Investment for trustee deferred compensation and retirement plans	205,611
Other assets	415
Total assets	1,431,455,142
Liabilities:
Payable for:
Fund shares reacquired	1,403,725
Accrued foreign taxes	2,867,397
Collateral upon return of securities loaned	35,187,491
Accrued fees to affiliates	1,198,319
Accrued trustees’ and officers’ fees and benefits	1,718
Accrued other operating expenses	163,686
Trustee deferred compensation and retirement plans	207,927
Total liabilities	41,030,263
Net assets applicable to shares outstanding	$1,390,424,879
Net assets consist of:
Shares of beneficial interest	$414,387,455
Distributable earnings	976,037,424
$1,390,424,879
Net Assets:
Series I	$638,983,787
Series II	$751,441,092
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	29,132,557
Series II	37,396,598
Series I:
Net asset value per share	$21.93
Series II:
Net asset value per share	$20.09

*	At June 30, 2026, securities with an aggregate value of $34,307,884 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $517,076)	$5,483,100
Dividends from affiliated money market funds (includes net securities lending income of $33,032)	184,499
Total investment income	5,667,599
Expenses:
Advisory fees	4,317,217
Administrative services fees	1,085,450
Custodian fees	41,032
Distribution fees - Series II	869,688
Transfer agent fees	39,536
Trustees’ and officers’ fees and benefits	17,318
Reports to shareholders	4,440
Professional services fees	36,710
Other	8,889
Total expenses	6,420,280
Less: Fees waived and/or expenses reimbursed	(5,190)
Net expenses	6,415,090
Net investment income (loss)	(747,491)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $765,502)	213,052,835
Affiliated investment securities	(4,660)
Foreign currencies	(84,684)
Forward foreign currency contracts	(3,779)
212,959,712
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,861,855)	(96,404,490)
Affiliated investment securities	3,096
Foreign currencies	(57,646)
(96,459,040)
Net realized and unrealized gain	116,500,672
Net increase in net assets resulting from operations	$115,753,181
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(747,491)	$(2,453,666)
Net realized gain	212,959,712	658,889,660
Change in net unrealized appreciation (depreciation)	(96,459,040)	(429,872,374)
Net increase in net assets resulting from operations	115,753,181	226,563,620
Distributions to shareholders from distributable earnings:
Series I	(311,709,335)	(173,262,649)
Series II	(338,293,294)	(160,658,727)
Total distributions from distributable earnings	(650,002,629)	(333,921,376)
Share transactions–net:
Series I	193,245,839	(385,200,044)
Series II	304,579,157	(144,150,335)
Net increase (decrease) in net assets resulting from share transactions	497,824,996	(529,350,379)
Net increase (decrease) in net assets	(36,424,452)	(636,708,135)
Net assets:
Beginning of period	1,426,849,331	2,063,557,466
End of period	$1,390,424,879	$1,426,849,331
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$37.95	$0.00	$2.25	$2.25	$—	$(18.27)	$(18.27)	$21.93	9.31%	$638,984	0.84%(d)	0.84%(d)	0.01%(d)	16%
Year ended 12/31/25	39.99	(0.01)	6.06	6.05	—	(8.09)	(8.09)	37.95	15.32	700,610	0.81	0.81	(0.02)	24
Year ended 12/31/24	36.56	0.02	5.82	5.84	—	(2.41)	(2.41)	39.99	16.07	1,142,049	0.82	0.82	0.04	10
Year ended 12/31/23	31.10	0.06	9.84	9.90	(0.09)	(4.35)	(4.44)	36.56	34.73	1,103,140	0.82	0.82	0.18	10
Year ended 12/31/22	57.22	0.11	(18.77)	(18.66)	—	(7.46)	(7.46)	31.10	(31.77)	925,742	0.79	0.81	0.27	15
Year ended 12/31/21	52.12	(0.13)	8.23	8.10	—	(3.00)	(3.00)	57.22	15.49	1,484,706	0.77	0.78	(0.23)	7
Series II
Six months ended 06/30/26	36.31	(0.03)	2.08	2.05	—	(18.27)	(18.27)	20.09	9.15	751,441	1.09 (d)	1.09 (d)	(0.24)(d)	16
Year ended 12/31/25	38.66	(0.11)	5.85	5.74	—	(8.09)	(8.09)	36.31	15.05	726,240	1.06	1.06	(0.27)	24
Year ended 12/31/24	35.50	(0.08)	5.65	5.57	—	(2.41)	(2.41)	38.66	15.78	921,509	1.07	1.07	(0.21)	10
Year ended 12/31/23	30.30	(0.02)	9.57	9.55	—	(4.35)	(4.35)	35.50	34.45	942,471	1.07	1.07	(0.07)	10
Year ended 12/31/22	56.18	0.00	(18.42)	(18.42)	—	(7.46)	(7.46)	30.30	(31.94)	753,082	1.04	1.06	0.02	15
Year ended 12/31/21	51.36	(0.27)	8.09	7.82	—	(3.00)	(3.00)	56.18	15.17	1,257,943	1.02	1.03	(0.48)	7

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended June 30, 2026, the portfolio turnover calculation excludes the value of securities purchased of $63,559,391 and sold $64,494,909 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco
V.I. Global Core Equity Fund into the Fund.

(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco V.I. Global Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Global Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
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Invesco V.I. Global Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Effective April 24, 2026, under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $1 billion	0.680%
Next $250 million	0.650%
Next $500 million	0.600%
Next $4 billion	0.585%
Next $3 billion	0.575%
Over $8.75 billion	0.545%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
Prior to April 24, 2026, the Fund accrued daily and paid monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $4.2 billion	0.600%
Over $5 billion	0.580%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.65%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.25% and Series II shares to 2.50% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $5,190.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $94,885 for accounting and fund administrative services and was reimbursed $990,565 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $7,639 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily
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Invesco V.I. Global Fund

available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$6,504,399	$—	$—	$6,504,399
Canada	27,660,676	—	—	27,660,676
China	6,250,703	10,324,653	—	16,575,356
Czech Republic	—	1,950,824	—	1,950,824
France	—	33,643,397	—	33,643,397
Germany	—	24,629,686	—	24,629,686
India	8,671,813	37,158,766	—	45,830,579
Italy	—	14,374,381	—	14,374,381
Japan	—	27,632,614	—	27,632,614
Netherlands	—	44,174,038	—	44,174,038
South Korea	—	23,714,220	—	23,714,220
Sweden	9,234,023	14,107,533	—	23,341,556
Switzerland	—	30,964,802	—	30,964,802
Taiwan	—	105,634,046	—	105,634,046
United States	957,444,122	—	—	957,444,122
Money Market Funds	3,392,790	35,190,587	—	38,583,377
Total Investments	$1,019,158,526	$403,499,547	$—	$1,422,658,073
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(3,779)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$3,683,098

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and
11
Invesco V.I. Global Fund

Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $213,551,135 and $375,656,836, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$793,120,672
Aggregate unrealized (depreciation) of investments	(26,951,879)
Net unrealized appreciation of investments	$766,168,793
Cost of investments for tax purposes is $656,489,280.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	440,633	$12,843,251	587,405	$23,371,061
Series II	2,661,041	63,705,550	1,939,582	75,994,237
Issued as reinvestment of dividends:
Series I	15,212,754	311,709,335	4,609,275	173,262,649
Series II	18,013,487	338,293,294	4,466,464	160,658,727
Issued in connection with acquisitions:(b)
Series I	3,363,271	69,210,757	-	-
Series II	395,257	7,454,597	-	-
12
Invesco V.I. Global Fund

Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(8,344,313)	$(200,517,504)	(15,292,925)	$(581,833,754)
Series II	(3,677,035)	(104,874,284)	(10,239,316)	(380,803,299)
Net increase (decrease) in share activity	28,065,095	$497,824,996	(13,929,515)	$(529,350,379)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)
After the close of business on April 24, 2026, the Fund acquired all the net assets of Invesco V.I. Global Core Equity Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on April13, 2026. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 3,758,528 shares of the Fund for 7,608,739 shares outstanding of the Target Fund as of the close of business on April 24, 2026. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 24, 2026. The Target Fund’s net assets as of the close of business on April 24, 2026 of $ 76,665,353, including $24,397,837 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $1,355,653,993 and $1,432,319,346 immediately after the acquisition.

  The pro forma results of operations for the six months ended June 30, 2026 assuming the reorganization had been completed on December 31, 2025, the beginning of the semi-annual reporting period are as follows:

Net investment income	$(877,533)
Net realized/unrealized gains	120,179,544
Change in net assets resulting from operations	$119,302,011
13
Invesco V.I. Global Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period, the second quintile for the three year period, and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board noted that stock selection in,
14
Invesco V.I. Global Fund

and an overweight allocation to, certain sectors detracted from Fund performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the Fund’s contractual management fee schedule was reduced at certain breakpoint levels effective April 24, 2026 in connection with the reorganization of Invesco V.I. Global Core Equity Fund into the Fund.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
15
Invesco V.I. Global Fund

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco V.I. Global Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco V.I. Global Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Global Real Estate Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGRE-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.17%
Australia–5.99%
Charter Hall Group	58,483	$926,341
Goodman Group	138,732	2,993,312
Mirvac Group	532,068	633,446
NEXTDC Ltd.(a)	36,813	372,950
Stockland	312,437	881,071
		5,807,120
Belgium–1.49%
Aedifica S.A.	10,324	832,179
Warehouses De Pauw C.V.A.	24,457	616,913
		1,449,092
Canada–1.74%
Chartwell Retirement Residences	57,705	909,365
Killam Apartment REIT	23,378	305,772
RioCan REIT	29,377	469,991
		1,685,128
China–0.11%
China Resources Mixc Lifestyle Services Ltd.(b)	24,000	112,546
France–2.51%
Klepierre S.A.	21,020	878,500
Unibail-Rodamco-Westfield	13,256	1,551,311
		2,429,811
Germany–1.79%
LEG Immobilien SE	4,069	257,003
Sirius Real Estate Ltd.	455,599	584,224
TAG Immobilien AG	38,518	622,024
Vonovia SE	10,996	271,265
		1,734,516
Hong Kong–3.19%
Hongkong Land Holdings Ltd.	107,100	762,990
Link REIT	165,400	771,813
Sun Hung Kai Properties Ltd.	101,500	1,460,922
Swire Properties Ltd.	36,200	95,082
		3,090,807
Japan–7.49%
Daiwa House REIT Investment Corp.	839	622,517
GLP J-Reit	824	697,062
Japan Metropolitan Fund Investment Corp.(c)	1,074	741,824
Mitsubishi Estate Co. Ltd.	28,200	719,133
Mitsui Fudosan Accommodations Fund, Inc.	773	580,210
Mitsui Fudosan Co. Ltd.	218,900	2,028,857
Nippon Building Fund, Inc.(c)	1,185	919,177
Sumitomo Realty & Development Co. Ltd.	40,900	949,584
		7,258,364
Netherlands–0.33%
CTP N.V.(b)	17,630	321,750
Shares		Value
Singapore–2.93%
CapitaLand Ascendas REIT	523,600	$1,008,392
CapitaLand Integrated Commercial Trust	485,298	890,517
CapitaLand Investment Ltd.	170,800	329,186
Centurion Accommodation Reit	400,900	328,488
UOL Group Ltd.	38,100	280,812
		2,837,395
Spain–0.86%
Merlin Properties SOCIMI S.A.	47,712	837,161
Sweden–1.24%
Castellum AB	21,544	282,997
Catena AB	9,835	422,344
Fastighets AB Balder, Class B(a)	93,243	497,345
		1,202,686
Switzerland–1.20%
PSP Swiss Property AG	4,161	741,595
Swiss Prime Site AG	2,568	419,037
		1,160,632
United Kingdom–2.65%
Big Yellow Group PLC	31,529	377,155
British Land Co. PLC (The)	131,319	719,495
LondonMetric Property PLC	188,209	469,775
Segro PLC	28,685	332,763
Tritax Big Box REIT PLC	313,269	671,161
		2,570,349
United States–66.65%
American Healthcare REIT, Inc.(c)	32,293	1,684,080
American Homes 4 Rent, Class A	26,762	897,062
Brixmor Property Group, Inc.	63,548	2,003,668
Broadstone Net Lease, Inc.(c)	63,061	1,303,471
BXP, Inc.(c)	16,543	1,096,966
Camden Property Trust	18,829	2,155,732
CareTrust REIT, Inc.(c)	40,796	1,646,119
Cousins Properties, Inc.(c)	37,090	1,111,958
Digital Realty Trust, Inc.	23,469	4,214,563
EastGroup Properties, Inc.(c)	9,379	1,899,529
Equinix, Inc.	4,510	4,701,179
Equity LifeStyle Properties, Inc.(c)	29,116	1,876,526
First Industrial Realty Trust, Inc.	23,193	1,421,963
Host Hotels & Resorts, Inc.	25,949	615,251
Iron Mountain, Inc.(c)	17,087	2,158,259
Janus Living, Inc.	15,146	435,296
Lamar Advertising Co., Class A(c)	3,110	485,098
Omega Healthcare Investors, Inc.(c)	40,149	1,914,304
Prologis, Inc.(c)	42,274	5,726,859
Public Storage(c)	16,393	5,218,056
Ryman Hospitality Properties, Inc.(c)	11,594	1,490,409
Simon Property Group, Inc.(c)	18,268	4,085,638
Tanger, Inc.(c)	24,052	949,332
Terreno Realty Corp.(c)	16,150	1,046,036
UDR, Inc.	66,227	2,643,782
Vornado Realty Trust(c)	23,077	906,926
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Global Real Estate Fund

Shares		Value
United States–(continued)
W.P. Carey, Inc.(c)	35,499	$2,538,179
Welltower, Inc.	36,929	8,381,775
		64,608,016
Total Common Stocks & Other Equity Interests (Cost $79,319,011)		97,105,373
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.17% (Cost $79,319,011)		97,105,373
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–20.51%
Invesco Private Government Fund, 3.62%(d)(e)(f)	5,530,875	5,530,875
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	14,348,688	$14,350,123
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,880,601)		19,880,998
TOTAL INVESTMENTS IN SECURITIES—120.68% (Cost $99,199,612)		116,986,371
OTHER ASSETS LESS LIABILITIES–(20.68)%		(20,050,421)
NET ASSETS–100.00%		$96,935,950
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $434,296, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$266,114	$3,034,508	$(3,300,622)	$-	$-	$-	$4,648
Invesco Treasury Portfolio, Institutional Class	494,213	5,635,516	(6,129,729)	-	-	-	8,575
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,202,177	64,317,012	(62,988,314)	-	-	5,530,875	74,869*
Invesco Private Prime Fund	10,860,606	138,083,311	(134,590,082)	397	(4,109)	14,350,123	200,510*
Total	$15,823,110	$211,070,347	$(207,008,747)	$397	$(4,109)	$19,880,998	$288,602

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco V.I. Global Real Estate Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $79,319,011)*	$97,105,373
Investments in affiliated money market funds, at value (Cost $19,880,601)	19,880,998
Foreign currencies, at value (Cost $44,793)	47,276
Receivable for:
Investments sold	135,927
Fund shares sold	102,543
Dividends	376,666
Investment for trustee deferred compensation and retirement plans	66,605
Other assets	2,807
Total assets	117,718,195
Liabilities:
Payable for:
Investments purchased	133,463
Fund shares reacquired	597,030
Amount due to custodian	2,347
Collateral upon return of securities loaned	19,880,601
Accrued fees to affiliates	82,756
Accrued trustees’ and officers’ fees and benefits	300
Accrued other operating expenses	16,831
Trustee deferred compensation and retirement plans	68,917
Total liabilities	20,782,245
Net assets applicable to shares outstanding	$96,935,950
Net assets consist of:
Shares of beneficial interest	$92,994,336
Distributable earnings	3,941,614
$96,935,950
Net Assets:
Series I	$68,648,744
Series II	$28,287,206
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	4,399,336
Series II	1,862,557
Series I:
Net asset value per share	$15.60
Series II:
Net asset value per share	$15.19

*	At June 30, 2026, securities with an aggregate value of $19,140,419 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $102,914)	$1,842,927
Dividends from affiliated money market funds (includes net securities lending income of $12,101)	25,324
Total investment income	1,868,251
Expenses:
Advisory fees	366,685
Administrative services fees	80,232
Custodian fees	9,094
Distribution fees - Series II	34,982
Transfer agent fees	2,410
Trustees’ and officers’ fees and benefits	11,119
Reports to shareholders	4,628
Professional services fees	25,904
Other	(1,550)
Total expenses	533,504
Less: Fees waived and/or expenses reimbursed	(417)
Net expenses	533,087
Net investment income	1,335,164
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(249,986)
Affiliated investment securities	(4,109)
Foreign currencies	(2,240)
(256,335)
Change in net unrealized appreciation of:
Unaffiliated investment securities	8,452,255
Affiliated investment securities	397
Foreign currencies	1,384
8,454,036
Net realized and unrealized gain	8,197,701
Net increase in net assets resulting from operations	$9,532,865
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Global Real Estate Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$1,335,164	$2,144,521
Net realized gain (loss)	(256,335)	(658,063)
Change in net unrealized appreciation	8,454,036	5,427,427
Net increase in net assets resulting from operations	9,532,865	6,913,885
Distributions to shareholders from distributable earnings:
Series I	—	(1,400,790)
Series II	—	(487,296)
Total distributions from distributable earnings	—	(1,888,086)
Share transactions–net:
Series I	(6,319,132)	(6,502,811)
Series II	(1,571,226)	287,652
Net increase (decrease) in net assets resulting from share transactions	(7,890,358)	(6,215,159)
Net increase (decrease) in net assets	1,642,507	(1,189,360)
Net assets:
Beginning of period	95,293,443	96,482,803
End of period	$96,935,950	$95,293,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Global Real Estate Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$14.16	$0.21	$1.23	$1.44	$—	$15.60	10.17%	$68,649	1.02%(d)	1.02%(d)	2.80%(d)	36%
Year ended 12/31/25	13.39	0.32	0.74	1.06	(0.29)	14.16	7.85	68,058	1.02	1.02	2.31	77
Year ended 12/31/24	13.98	0.29	(0.52)	(0.23)	(0.36)	13.39	(1.80)	70,635	1.05	1.05	2.09	101
Year ended 12/31/23	13.04	0.37	0.77	1.14	(0.20)	13.98	9.05	86,407	1.02	1.02	2.79	88
Year ended 12/31/22	17.99	0.25	(4.76)	(4.51)	(0.44)	13.04	(24.94)	83,608	1.02	1.02	1.65	82
Year ended 12/31/21	14.69	0.25	3.51	3.76	(0.46)	17.99	25.71	116,762	0.97	0.97	1.51	95
Series II
Six months ended 06/30/26	13.80	0.19	1.20	1.39	—	15.19	10.07	28,287	1.27 (d)	1.27 (d)	2.55 (d)	36
Year ended 12/31/25	13.05	0.28	0.72	1.00	(0.25)	13.80	7.61	27,235	1.27	1.27	2.06	77
Year ended 12/31/24	13.65	0.25	(0.51)	(0.26)	(0.34)	13.05	(2.11)	25,848	1.30	1.30	1.84	101
Year ended 12/31/23	12.72	0.33	0.76	1.09	(0.16)	13.65	8.82	31,502	1.27	1.27	2.54	88
Year ended 12/31/22	17.53	0.21	(4.64)	(4.43)	(0.38)	12.72	(25.14)	22,317	1.27	1.27	1.40	82
Year ended 12/31/21	14.33	0.20	3.43	3.63	(0.43)	17.53	25.44	42,896	1.22	1.22	1.26	95

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Global Real Estate Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Real Estate Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
7
Invesco V.I. Global Real Estate Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
8
Invesco V.I. Global Real Estate Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $969 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
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Invesco V.I. Global Real Estate Fund

To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $417.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $7,516 for accounting and fund administrative services and was reimbursed $72,716 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $4,088 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount
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Invesco V.I. Global Real Estate Fund

rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$5,807,120	$—	$5,807,120
Belgium	—	1,449,092	—	1,449,092
Canada	1,685,128	—	—	1,685,128
China	—	112,546	—	112,546
France	—	2,429,811	—	2,429,811
Germany	—	1,734,516	—	1,734,516
Hong Kong	—	3,090,807	—	3,090,807
Japan	—	7,258,364	—	7,258,364
Netherlands	—	321,750	—	321,750
Singapore	—	2,837,395	—	2,837,395
Spain	—	837,161	—	837,161
Sweden	—	1,202,686	—	1,202,686
Switzerland	—	1,160,632	—	1,160,632
United Kingdom	—	2,570,349	—	2,570,349
United States	64,608,016	—	—	64,608,016
Money Market Funds	—	19,880,998	—	19,880,998
Total Investments	$66,293,144	$50,693,227	$—	$116,986,371
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$9,736,619	$6,897,456	$16,634,075
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $34,928,993 and $40,975,993, respectively. As of June 30, 2026, the aggregate cost of investments,
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Invesco V.I. Global Real Estate Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$17,198,612
Aggregate unrealized (depreciation) of investments	(641,891)
Net unrealized appreciation of investments	$16,556,721
Cost of investments for tax purposes is $100,429,650.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	306,932	$4,566,349	763,714	$10,584,593
Series II	126,577	1,889,356	1,028,251	14,013,635
Issued as reinvestment of dividends:
Series I	-	-	96,740	1,400,790
Series II	-	-	34,511	487,296
Reacquired:
Series I	(714,357)	(10,885,481)	(1,329,694)	(18,488,194)
Series II	(237,959)	(3,460,582)	(1,069,500)	(14,213,279)
Net increase (decrease) in share activity	(518,807)	$(7,890,358)	(475,978)	$(6,215,159)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 56% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Global Real Estate Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Real Estate Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Custom Invesco Global Real Estate Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one  year period and the fifth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that sector allocation and stock selection within the U.S. have
13
Invesco V.I. Global Real Estate Fund

caused a drag on the Fund’s performance over the medium term. The Board also considered that the Fund underwent a change in portfolio management in 2024, and that the chief investment officer for the Fund’s portfolio management team also changed in 2024. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered additional information provided by management, including with respect to the components of the Fund’s total expense ratio driving total expenses relative to that of peers, particularly in light of the Fund’s smaller size. The Board also acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and
14
Invesco V.I. Global Real Estate Fund

corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Global Real Estate Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Global Real Estate Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Global Strategic Income Fund

2	Consolidated Schedule of Investments
27	Consolidated Financial Statements
30	Consolidated Financial Highlights
31	Notes to Consolidated Financial Statements
42	Approval of Investment Advisory and Sub-Advisory Contracts
44	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGLSI-NCSRS

Consolidated Schedule of Investments
June 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–29.50%
Argentina–0.82%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(a)	$1,270,080	$1,127,196
3.50%, 07/09/2041(a)	2,100,000	1,575,000
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(b)	700,000	725,459
YPF S.A.,
6.95%, 07/21/2027(b)	200,000	201,886
8.75%, 09/11/2031(b)	1,274,000	1,356,429
		4,985,970
Belgium–0.26%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(b)	1,600,000	1,564,300
Brazil–1.07%
Arcos Dorados B.V., 6.38%, 01/29/2032(b)	1,410,000	1,456,361
Minerva Luxembourg S.A., 8.88%, 09/13/2033(b)	700,000	724,858
Petrobras Global Finance B.V.,
6.50%, 07/03/2033(c)	700,000	716,327
6.25%, 01/10/2036	625,000	623,250
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(b)	2,024,000	2,015,584
Vale Overseas Ltd., 6.00% (5 yr. U.S. Treasury Yield Curve Rate + 2.43%), 02/25/2056(b)(d)	980,000	981,470
		6,517,850
Canada–1.82%
Bell Canada, 6.88%, 09/15/2055(c)(e)	893,000	913,279
Brookfield Infrastructure Finance ULC, 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 2.45%), 03/15/2055(c)(d)	426,000	432,197
Constellation Software, Inc., 5.16%, 02/16/2029(b)	526,000	528,053
Element Fleet Management Corp., 6.32%, 12/04/2028(b)	1,426,000	1,475,185
Enbridge, Inc., 7.38% (5 yr. U.S. Treasury Yield Curve Rate + 3.71%), 01/15/2083(c)(d)	2,857,000	2,926,696
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(b)	113,000	114,501
Rogers Communications, Inc., 7.00% (5 yr. U.S. Treasury Yield Curve Rate + 2.65%), 04/15/2055(d)	852,000	872,243
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(e)	1,481,000	1,551,882
TELUS Corp., 6.38%, 06/09/2056(e)	806,000	806,449
Transcanada Trust, Series 16-A, 5.88% (3 mo. USD LIBOR + 4.64%), 08/15/2076(d)	1,391,000	1,392,774
Principal Amount		Value
Canada–(continued)
Wrangler Holdco Corp., 6.63%, 04/01/2032(b)	$74,000	$75,911
		11,089,170
Cayman Islands–0.05%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027(b)	326,000	331,737
Chile–0.73%
Banco de Credito e Inversiones S.A., 8.75% (5 yr. U.S. Treasury Yield Curve Rate + 4.94%)(b)(d)(f)	775,000	834,814
Banco del Estado de Chile, 7.95% (5 yr. U.S. Treasury Yield Curve Rate + 3.23%)(b)(d)(f)	426,000	450,557
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(b)	659,816	670,775
Sociedad Quimica y Minera de Chile S.A.,
5.50%, 09/10/2034(b)	1,905,000	1,912,144
5.63% (5 yr. U.S. Treasury Yield Curve Rate + 1.92%), 04/22/2056(b)(d)	600,000	595,800
		4,464,090
China–0.11%
Prosus N.V., 3.68%, 01/21/2030(b)	700,000	670,439
Colombia–0.50%
Ecopetrol S.A.,
8.63%, 01/19/2029	1,400,000	1,486,111
7.75%, 02/01/2032	750,000	785,801
Promigas S.A. ESP / Gases del Pacifico SAC, 7.75% (5 yr. U.S. Treasury Yield Curve Rate + 3.63%), 06/24/2056(b)(d)	758,000	771,265
		3,043,177
Dominican Republic–0.28%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(b)	925,000	961,514
Dominican Republic International Bond,
4.50%, 01/30/2030(b)	305,000	294,813
4.88%, 09/23/2032(b)	500,000	475,925
		1,732,252
Egypt–0.19%
Egypt Government International Bond, 8.63%, 02/04/2030(b)	1,095,000	1,172,199
France–0.52%
Electricite de France S.A., 9.13%(b)(e)(f)	1,001,000	1,162,695
Forvia SE, 8.00%, 06/15/2030(b)	212,000	223,406
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
France–(continued)
Iliad Holding S.A.S.,
7.00%, 10/15/2028(b)	$17,000	$17,086
8.50%, 04/15/2031(b)	267,000	283,027
7.00%, 04/15/2032(b)	33,000	33,673
Opal Bidco SAS, 6.50%, 03/31/2032(b)	80,000	81,656
Societe Generale S.A., 9.38% (5 yr. U.S. Treasury Yield Curve Rate + 5.39%)(b)(d)(f)	1,300,000	1,370,574
		3,172,117
Germany–0.29%
Bayer US Finance LLC, 6.13%, 11/21/2026(b)	1,745,000	1,754,173
Greece–0.02%
Danaos Corp., 6.88%, 10/15/2032(b)	130,000	134,424
Guatemala–0.09%
Energuate Trust 2.0, 6.35%, 09/15/2035(b)	560,000	558,005
India–0.97%
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/2027(b)	1,800,000	1,774,530
Muthoot Finance Ltd.,
7.13%, 02/14/2028(b)	1,350,000	1,369,887
6.38%, 04/23/2029(b)	2,800,000	2,805,919
		5,950,336
Ireland–0.15%
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	718,750	694,592
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(b)	42,000	43,429
TrueNoord Capital DAC, 8.75%, 03/01/2030(b)	171,000	177,423
		915,444
Israel–0.02%
Teva Pharmaceutical Finance Netherlands III B.V., 4.10%, 10/01/2046	151,000	116,640
Italy–0.08%
FiberCop S.p.A.,
6.00%, 09/30/2034(b)	300,000	290,464
7.20%, 07/18/2036(b)	75,000	77,096
Telecom Italia Capital S.A., 6.38%, 11/15/2033	111,000	116,211
		483,771
Japan–0.24%
RLGH Finance Bermuda Ltd., 6.75%, 07/02/2035(b)	1,400,000	1,456,631
Luxembourg–0.33%
Delphos Securities S.a.r.l. - Compartment Verdant Rock,
0.00%, 04/29/2056(b)(g)	2,025,000	1,925,016
0.00%(b)(f)(g)(h)	101,000	101,505
		2,026,521
Principal Amount		Value
Macau–0.30%
MGM China Holdings Ltd., 4.75%, 02/01/2027(b)	$1,240,000	$1,235,390
Studio City Finance Ltd., 5.00%, 01/15/2029(b)	123,000	117,918
Wynn Macau Ltd., 6.75%, 02/15/2034(b)(c)	490,000	487,142
		1,840,450
Mexico–0.95%
Banco Mercantil del Norte S.A., 8.38% (10 yr. U.S. Treasury Yield Curve Rate + 7.76%)(b)(d)(f)	650,000	674,245
BBVA Bancomer S.A., 7.63%, 02/11/2035(b)(e)	1,680,000	1,736,280
COX Asset Mexico S.A. de CV,
7.13%, 01/08/2032(b)	487,000	494,592
7.75%, 05/08/2036(b)(c)	509,000	521,216
Petroleos Mexicanos,
8.75%, 06/02/2029	2,100,000	2,246,809
5.95%, 01/28/2031	65,000	64,285
6.63%, 06/15/2035	58,000	56,352
		5,793,779
Panama–0.12%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(b)	750,000	717,109
Peru–0.24%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(b)	895,000	924,087
Orazul Energy Peru S.A., 6.25%, 09/17/2032(b)	512,000	513,695
		1,437,782
Serbia–0.12%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(b)	730,000	730,576
Spain–0.23%
Repsol E&P Capital Markets US LLC,
4.81%, 09/16/2028(b)(c)	525,000	525,948
5.20%, 09/16/2030(b)	541,000	544,035
5.98%, 09/16/2035(b)	350,000	357,094
		1,427,077
Switzerland–1.29%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(b)(e)	207,000	207,736
Credit Suisse Group AG, 6.25%(b)(f)(h)(i)	3,015,000	858,521
UBS Group AG,
7.75%(b)(f)	1,350,000	1,427,107
9.25% (5 yr. U.S. Treasury Yield Curve Rate + 4.76%)(b)(d)(f)	1,350,000	1,560,117
7.00%(b)(f)	1,250,000	1,276,136
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Switzerland–(continued)
Zurich Finance Ireland Designated Activity Co., 3.00% (5 yr. U.S. Treasury Yield Curve Rate + 2.78%), 04/19/2051(b)(d)	$2,800,000	$2,527,715
		7,857,332
Turkey–0.11%
Akbank Turk A.S., 7.88% (5 yr. U.S. Treasury Yield Curve Rate + 3.73%), 09/04/2035(b)(d)	700,000	704,254
United Kingdom–2.28%
Aberdeen Group PLC, 4.25%, 06/30/2028(b)	675,000	659,990
B.A.T. Capital Corp., 6.00%, 02/20/2034	1,048,000	1,105,412
British Telecommunications PLC, 4.25% (5 yr. U.S. Treasury Yield Curve Rate + 2.99%), 11/23/2081(b)(c)(d)	4,150,000	4,125,647
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(b)	130,000	130,391
Hiscox Ltd., 7.00% (SOFR + 3.03%), 06/11/2036(b)(d)	700,000	740,750
HSBC Holdings PLC, 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 2.91%)(d)(f)	1,300,000	1,311,983
Lancashire Holdings Ltd., 5.63% (5 yr. U.S. Treasury Yield Curve Rate + 5.08%), 09/18/2041(b)(d)	1,300,000	1,278,536
Legal & General Group PLC, 5.25%, 03/21/2047(b)	1,300,000	1,301,234
M&G PLC, 6.50% (5 yr. U.S. Treasury Yield Curve Rate + 4.41%), 10/20/2048(b)(d)	375,000	384,343
Standard Chartered PLC, 7.75%(b)(e)(f)	2,000,000	2,055,640
Vodafone Group PLC, 4.13%, 06/04/2081(e)	261,000	242,964
Weir Group, Inc., 5.35%, 05/06/2030(b)	569,000	574,170
		13,911,060
United States–15.22%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	200,000	202,701
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	230,000	235,971
AECOM, 6.00%, 08/01/2033(b)	114,000	114,235
AES Corp. (The), 7.60% (5 yr. U.S. Treasury Yield Curve Rate + 3.20%), 01/15/2055(d)	2,003,000	2,056,464
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	253,000	236,751
5.88%, 12/01/2033(b)	59,000	58,846
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	55,000	54,843
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	172,000	172,435
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	237,000	234,284
Principal Amount		Value
United States–(continued)
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	$58,000	$58,250
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	164,000	177,014
Ares Capital Corp., 5.88%, 03/01/2029	1,915,000	1,930,692
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	176,000	177,473
8.38%, 02/01/2034(b)	51,000	47,247
Bath & Body Works, Inc.,
6.88%, 11/01/2035	82,000	84,024
7.60%, 07/15/2037	36,000	36,150
Beignet Investor LLC, 6.58%, 05/30/2049(b)	110,000	112,271
Berry Global, Inc., 5.65%, 01/15/2034(c)	767,000	785,442
BP Capital Markets PLC, 4.88% (5 yr. U.S. Treasury Yield Curve Rate + 4.40%)(d)(f)	435,000	430,213
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(e)	54,000	56,406
Brink’s Co. (The), 6.75%, 06/15/2032(b)	116,000	118,633
Bristow Group, Inc., 6.75%, 02/01/2033(b)	116,000	116,420
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	116,000	120,426
Carriage Services, Inc., 4.25%, 05/15/2029(b)	124,000	119,032
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(j)	160,850	177,617
Caturus Energy LLC,
8.50%, 02/15/2030(b)	102,000	106,344
7.13%, 05/15/2031(b)	68,000	67,363
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 03/01/2030(b)	1,440,000	1,366,087
4.50%, 08/15/2030(b)	1,440,000	1,339,500
4.75%, 02/01/2032(b)	155,000	138,360
4.50%, 05/01/2032	188,000	166,102
4.50%, 06/01/2033(b)	133,000	115,495
7.38%, 02/01/2036(b)	58,000	56,950
Celanese US Holdings LLC, 7.70%, 11/15/2033	75,000	80,176
Centene Corp., 2.50%, 03/01/2031	137,000	119,752
CenterPoint Energy, Inc., 6.70% (5 yr. U.S. Treasury Yield Curve Rate + 2.59%), 05/15/2055(d)	2,800,000	2,890,230
Charles Schwab Corp. (The), 6.20% (SOFR + 1.88%), 11/17/2029(d)	1,543,000	1,596,210
Cheniere Energy, Inc., 5.65%, 04/15/2034	773,000	793,594
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	62,000	58,546
4.75%, 02/15/2031(b)	41,000	37,747
Cipher Compute LLC, 7.13%, 11/15/2030(b)	114,000	118,648
Citigroup, Inc., 6.63%(e)(f)	117,000	119,255
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(b)	$165,000	$170,114
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	65,000	58,228
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	122,000	121,188
Cloud Software Group LLC,
9.00%, 09/30/2029(b)	63,000	61,198
8.25%, 06/30/2032(b)	119,000	111,618
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	12,000	11,847
6.75%, 04/15/2032(b)	112,000	108,791
CMS Energy Corp., 6.50% (5 yr. U.S. Treasury Yield Curve Rate + 1.96%), 06/01/2055(c)(d)	2,629,000	2,693,474
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	113,000	115,906
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	118,000	116,269
Core & Main L.P., 6.00%, 07/01/2034(b)	118,000	118,676
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	31,000	31,459
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	57,000	57,412
9.00%, 02/01/2031(b)	45,000	44,526
9.75%, 10/01/2031(b)	69,000	68,897
9.63%, 07/15/2032(b)	21,000	20,712
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	115,000	120,619
Cousins Properties L.P., 5.25%, 07/15/2030	1,184,000	1,196,894
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	58,000	57,766
7.88%, 02/15/2034(b)	119,000	117,810
CVS Health Corp., 6.75%, 12/10/2054(c)(e)	425,000	442,958
DaVita, Inc.,
6.88%, 09/01/2032(b)	55,000	56,754
6.75%, 07/15/2033(b)	57,000	58,849
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,485,000	2,609,533
Directv Financing LLC, 8.88%, 02/01/2030(b)	119,000	121,260
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	57,000	59,186
Discovery Communications LLC, 6.35%, 06/01/2040	80,000	66,690
Discovery Global Holdings, Inc.,
4.28%, 03/15/2032	34,000	30,531
5.05%, 03/15/2042	81,000	59,439
5.14%, 03/15/2052	33,000	22,193
Diversified Healthcare Trust, 4.38%, 03/01/2031	132,000	120,917
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(j)	173,000	176,088
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)	175,000	176,315
Endo Finance Holdings L.P., 8.50%, 04/15/2031(b)	112,000	117,792
Principal Amount		Value
United States–(continued)
Energy Transfer L.P.,
8.00%, 05/15/2054(e)	$802,000	$851,780
7.13%, 10/01/2054(e)	4,148,000	4,280,458
EnerSys,
4.38%, 12/15/2027(b)	119,000	118,549
6.63%, 01/15/2032(b)	55,000	56,271
Enpro, Inc., 6.13%, 06/01/2033(b)	113,000	114,763
Entergy Corp., 7.13%, 12/01/2054(e)	1,776,000	1,837,041
ESAB Corp.,
6.25%, 04/15/2029(b)	131,000	133,079
5.63%, 04/01/2031(b)	92,000	92,330
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	110,000	116,067
EZCORP, Inc., 7.38%, 04/01/2032(b)	325,000	341,440
Fedex Freight Holding Co., Inc.,
4.65%, 03/15/2031(b)(c)	359,000	352,791
5.25%, 03/15/2036(b)	189,000	184,158
FirstCash, Inc.,
6.88%, 03/01/2032(b)	67,000	68,932
6.13%, 05/01/2034(b)	107,000	106,564
FMC Corp.,
3.45%, 10/01/2029	26,000	24,090
8.00%, 06/01/2031(b)	56,000	58,323
5.65%, 05/18/2033(c)	26,000	23,339
6.38%, 05/18/2053	15,000	11,804
Ford Motor Credit Co. LLC, 5.80%, 03/08/2029	4,176,000	4,213,524
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	59,000	60,058
FS KKR Capital Corp., 6.13%, 01/15/2030	50,000	48,744
Gaia Purchaser, Inc., 7.63%, 07/15/2033(b)	117,000	118,414
General Motors Co., 6.80%, 10/01/2027	2,867,000	2,936,741
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	52,000	53,649
8.00%, 05/15/2033	33,000	34,345
6.75%, 03/15/2034	88,000	87,372
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031(b)	29,000	29,019
5.50%, 02/01/2034(b)	94,000	92,058
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	117,000	118,457
Gray Media, Inc., 9.63%, 07/15/2032(b)	31,000	29,947
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	52,000	54,277
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	229,000	223,127
6.38%, 01/15/2030(b)	116,000	117,530
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(e)	115,000	121,902
7.13%, 11/15/2056(e)	51,000	51,897
Harvest Midstream I L.P., 6.75%, 05/15/2034(b)	118,000	119,737
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Hertz Corp. (The), 12.63%, 07/15/2029(b)	$23,000	$18,739
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	123,000	119,591
Hyundai Capital America, 4.90%, 06/23/2028(b)	2,867,000	2,875,158
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	56,000	53,838
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	102,000	103,986
4.50%, 02/15/2031(b)	127,000	121,534
6.25%, 01/15/2035(b)	18,000	18,093
J.M. Smucker Co. (The), 5.90%, 11/15/2028	1,352,000	1,392,134
Jane Street Group/JSG Finance, Inc.,
6.13%, 11/01/2032(b)	173,000	173,116
6.75%, 05/01/2033(b)	111,000	114,209
Lamar Media Corp., 4.88%, 01/15/2029	735,000	729,491
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	111,000	115,725
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	120,500	124,335
8.50%, 01/15/2036(b)	105,000	112,836
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	55,000	54,360
4.38%, 01/15/2031(b)	127,000	120,484
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	121,000	120,325
Mars, Inc., 4.80%, 03/01/2030(b)	511,000	512,622
Mattel, Inc., 6.20%, 10/01/2040	693,000	697,898
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	179,000	179,518
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	122,000	120,912
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	34,000	34,080
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	44,000	45,078
Nationstar Mortgage Holdings LLC,
6.50%, 08/01/2029(b)	215,000	213,387
7.13%, 02/01/2032(b)	113,000	111,870
Navient Corp.,
4.88%, 03/15/2028	17,000	16,685
9.38%, 07/25/2030	39,000	39,659
7.88%, 06/15/2032	123,000	115,271
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	118,000	117,462
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	114,000	113,683
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	59,000	59,036
7.25%, 04/15/2034(b)	36,000	35,944
NextEra Energy Capital Holdings, Inc., 6.75% (5 yr. U.S. Treasury Yield Curve Rate + 2.46%), 06/15/2054(d)	1,796,000	1,871,222
Principal Amount		Value
United States–(continued)
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	$54,000	$56,519
8.75%, 07/01/2034(b)	118,000	125,307
Oceaneering International, Inc., 6.88%, 07/15/2034(b)	43,000	43,702
OneMain Finance Corp.,
6.63%, 05/15/2029	53,000	54,108
4.00%, 09/15/2030	53,000	49,025
7.13%, 11/15/2031	105,000	107,212
6.75%, 03/15/2032	53,000	53,194
7.13%, 09/15/2032	71,000	72,284
ONEOK, Inc.,
5.55%, 11/01/2026	1,185,000	1,188,912
6.63%, 09/01/2053	1,487,000	1,559,607
Osaic Holdings, Inc., 6.75%, 08/01/2032(b)	109,000	109,249
PacifiCorp, 7.13%, 08/15/2056(e)	2,061,000	2,048,030
Par Petroleum LLC, 7.38%, 06/01/2034(b)	119,000	120,492
Paramount Global, 6.88%, 04/30/2036	64,000	60,064
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(b)	2,867,000	2,935,089
PetSmart LLC/PetSmart Finance Corp., 7.50%, 09/15/2032(b)	25,000	25,023
Phinia, Inc., 6.63%, 10/15/2032(b)	110,000	112,448
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(e)	2,128,000	2,141,559
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	176,000	175,867
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	160,000	167,285
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	60,000	59,835
Reinsurance Group of America, Inc., 6.65% (5 yr. U.S. Treasury Yield Curve Rate + 2.39%), 09/15/2055(c)(d)	305,000	309,017
Rithm Capital Corp., 8.50%, 06/01/2031(b)	55,000	55,198
Robinhood Markets, Inc., Conv., 0.00%, 10/01/2029(b)(g)	9,000	9,022
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	114,000	116,012
6.13%, 08/01/2031(b)	34,000	34,750
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	177,000	172,800
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(i)	156,450	782
Seagate Data Storage Technology Pte. Ltd.,
4.13%, 01/15/2031(b)	376,000	357,920
9.63%, 12/01/2032(b)	531,200	586,080
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Sempra,
4.13% (5 yr. U.S. Treasury Yield Curve Rate + 2.87%), 04/01/2052(d)	$4,158,000	$4,124,780
6.38% (5 yr. U.S. Treasury Yield Curve Rate + 2.63%), 04/01/2056(d)	812,000	820,640
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	127,000	118,828
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	23,000	23,654
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., 6.63%, 05/01/2032(b)	113,000	114,552
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)	118,000	119,377
Solventum Corp., 5.45%, 02/25/2027	656,000	660,272
Southern Co. (The), Series 21-A, 3.75% (5 yr. U.S. Treasury Yield Curve Rate + 2.92%), 09/15/2051(d)	2,020,000	2,017,064
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	133,000	133,042
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	156,000	148,980
State Street Corp.,
Series I, 6.70% (5 yr. U.S. Treasury Yield Curve Rate + 2.61%)(d)(f)	1,270,000	1,314,050
6.45% (5 yr. U.S. Treasury Yield Curve Rate + 2.13%)(c)(d)(f)	2,867,000	2,931,788
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	113,000	117,815
Sunoco L.P.,
5.63%, 03/15/2031(b)	119,000	118,180
6.63%, 08/15/2032(b)	234,000	238,122
6.25%, 07/01/2033(b)	80,000	80,756
5.88%, 03/15/2034(b)	97,000	95,728
7.88%(b)(e)(f)	55,000	57,232
Tidewater, Inc., 9.13%, 07/15/2030(b)	108,000	115,653
TransDigm, Inc.,
6.75%, 08/15/2028(b)	1,400,000	1,415,693
6.38%, 03/01/2029(b)	280,000	284,629
6.00%, 01/15/2033(b)	85,000	85,886
6.25%, 01/31/2034(b)	112,000	114,376
6.13%, 07/31/2034(b)	14,000	13,999
Transocean International Ltd., 7.88%, 10/15/2032(b)	118,000	123,247
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	471,710
United Airlines Holdings, Inc., 5.38%, 03/01/2031	275,000	273,369
United Rentals (North America), Inc., 6.00%, 12/15/2029(b)	2,500,000	2,542,370
Uniti Services LLC, 7.50%, 10/15/2033(b)	111,000	116,889
Univision Communications, Inc.,
4.50%, 05/01/2029(b)	71,000	67,838
9.38%, 08/01/2032(b)	47,000	47,792
	Principal Amount		Value
United States–(continued)
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)		$109,000	$117,372
8.38%, 06/01/2031(b)		4,000	4,165
9.88%, 02/01/2032(b)		100,000	106,796
9.00%(b)(e)(f)		119,000	116,243
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)		58,000	59,371
6.50%, 01/15/2034(b)		43,000	44,825
6.75%, 01/15/2036(b)		122,000	129,415
Verizon Communications, Inc., 6.20%, 05/14/2056(e)		4,513,000	4,564,214
Versant Media Group, Inc., 7.25%, 01/30/2031(b)		110,000	113,871
Viatris, Inc., 3.85%, 06/22/2040		746,000	586,916
Vistra Corp.,
Series C, 8.88%(b)(e)(f)		52,000	55,994
8.00%(b)(e)(f)		58,000	58,619
VoltaGrid LLC, 7.38%, 11/01/2030(b)		225,000	233,698
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)		113,000	114,864
Whirlpool Corp., 7.50%, 07/01/2031(b)		115,000	116,662
WULF Compute LLC, 7.75%, 10/15/2030(b)		53,000	55,701
Yondr JK 1 LLC, 6.88%, 06/30/2031(b)		59,000	59,192
			92,893,587
Uzbekistan–0.10%
Navoi Mining and Metallurgical Combinat, 6.70%, 10/17/2028(b)		620,000	636,172
Total U.S. Dollar Denominated Bonds & Notes (Cost $180,526,589)			180,088,424

Non-U.S. Dollar Denominated Bonds & Notes–21.81%(k)
Argentina–0.48%
Argentina Treasury Bond, 29.50%, 05/27/2027(l)	ARS	4,015,000,000	2,953,335
Australia–0.84%
Australia Government Bond, 2.50%, 09/20/2030(b)	AUD	4,750,000	5,140,871
Belgium–0.44%
KBC Group N.V.,
8.00%(b)(f)	EUR	1,400,000	1,727,923
6.25%(b)(f)	EUR	800,000	962,343
			2,690,266
Brazil–6.99%
Brazil Notas do Tesouro Nacional,
Class NTNF, 10.00%, 01/01/2031	BRL	206,000,000	34,717,808
Series B, 6.00%, 05/15/2055	BRL	10,490,000	7,931,764
			42,649,572
Canada–0.82%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	4,998,033
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
France–1.57%
BPCE S.A., 5.13% (5 yr. EUR Swap Rate + 2.50%), 01/25/2035(b)(d)	EUR	3,300,000	$3,935,727
CMA CGM S.A., 4.88%, 01/15/2032(b)	EUR	200,000	228,622
Credit Agricole S.A., 4.00% (5 yr. EUR Swap Rate + 4.37%)(b)(d)(f)	EUR	1,300,000	1,486,854
Electricite de France S.A.,
7.50%(5 yr. EUR Swap Rate + 4.86%)(b)(d)(f)	EUR	800,000	983,236
7.38%(b)(f)	GBP	1,300,000	1,811,804
4.38%(b)(f)	EUR	1,000,000	1,137,248
			9,583,491
Germany–1.58%
Deutsche Bank AG, 4.63%(b)(f)	EUR	2,000,000	2,282,546
Hannover Rueck SE, 5.88% (3 mo. EURIBOR + 3.75%), 08/26/2043(b)(d)	EUR	1,300,000	1,656,796
Norddeutsche Landesbank - Girozentrale, 4.38%, 12/10/2035(b)	EUR	1,200,000	1,385,649
Volkswagen International Finance N.V.,
3.88%(b)(f)	EUR	2,500,000	2,803,193
5.49%(b)(f)	EUR	1,300,000	1,514,529
			9,642,713
Greece–0.13%
Eurobank S.A., 5.88% (1 yr. EUR Swap Rate + 2.83%), 11/28/2029(b)(d)	EUR	675,000	815,422
Ivory Coast–0.19%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(b)	EUR	1,000,000	1,158,405
Mexico–4.85%
Mexican Bonos, Series M, 8.50%, 02/28/2030	MXN	514,000,000	29,598,219
Mexican Udibonos, Series S, 4.00%, 08/30/2029	MXN	23,004	1,302
			29,599,521
South Africa–2.72%
Republic of South Africa Government Bond,
Series 2040, 9.00%, 01/31/2040	ZAR	135,000,000	8,336,217
Series 2048, 8.75%, 02/28/2048	ZAR	138,090,000	8,290,305
			16,626,522
Spain–0.29%
Telefonica Europe, B.V., 6.75%(b)(f)	EUR	1,400,000	1,761,245
Supranational–0.37%
International Finance Corp.,
0.00%, 02/15/2029(b)(g)	TRY	3,700,000	33,010
0.00%, 04/26/2052(g)	MXN	390,320,000	2,202,979
			2,235,989
	Principal Amount		Value
United States–0.54%
General Mills, Inc., 4.75%, 07/16/2056	EUR	2,700,000	$3,050,630
LSF12 Pillar Investments (US), Inc., 5.75%, 05/15/2033(b)	EUR	200,000	227,437
			3,278,067
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $128,215,109)			133,133,452

Asset-Backed Securities–18.63%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(b)		$821,426	820,924
Series 2024-12, Class A2, 5.86%, 10/25/2069(b)		248,177	248,702
Series 2024-12, Class A3, 6.01%, 10/25/2069(b)		399,662	400,570
Series 2025-6, Class A3, 5.92%, 04/25/2070(b)		949,962	951,503
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(d)		5,524	5,348
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.64%, 01/15/2051(m)		3,280,530	22,666
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(b)		1,038,240	1,041,634
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.01%, 11/13/2050(m)		1,555,545	12,259
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.63%, 01/25/2036(n)		2,687	2,500
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.12%, 10/12/2050(m)		4,322,516	37,938
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 5.90% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(d)		22,527	21,926
Series 2025-2, Class A10, 6.00%, 02/25/2055(b)(n)		577,056	577,930
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3, 2.82%, 05/25/2035(n)		101,356	99,351
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(b)		295,308	296,063
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 08/15/2057		1,000,000	923,269
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035		72,701	71,313
Series 2005-J4, Class A7, 5.50%, 11/25/2035		142,977	117,364
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Cross 2026-NQM8 Mortgage Trust,
Series 2026-NQM8, Class A2, 5.68%, 07/25/2071(b)	$1,350,000	$1,349,978
Series 2026-NQM8, Class A3, 5.79%, 07/25/2071(b)	935,000	934,996
Series 2026-NQM8, Class A1, 5.58%, 07/25/2071(b)(n)	500,000	499,996
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 4.04% (1 mo. Term SOFR + 0.26%), 11/15/2036(d)	6,066	5,486
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(n)	16,265	14,877
FREMF Mortgage Trust, Series 2017-K62, Class B, 4.01%, 01/25/2050(b)(n)	280,000	278,167
GCAT Trust, Series 2024-INV3, Class A17, 6.50%, 09/25/2054(b)(n)	127,110	129,753
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.18% (30 Day Average SOFR + 1.55%), 10/25/2055(b)(d)	434,938	436,915
Series 2025-HE1, Class M1, 5.68% (30 Day Average SOFR + 2.05%), 10/25/2055(b)(d)	290,000	292,562
Series 2025-NQM3, Class A1, 5.14%, 11/25/2065(b)	1,648,970	1,642,429
Series 2025-NQM4, Class A2, 5.31%, 10/25/2065(b)	634,827	632,090
Series 2025-NQM4, Class A3, 5.46%, 10/25/2065(b)	634,827	632,088
Series 2025-NQM3, Class A2, 5.34%, 11/25/2065(b)	412,243	410,955
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(b)	622,744	617,104
Series 2026-NQM4, Class A1, 5.46%, 06/25/2066(b)(n)	1,288,863	1,284,667
Series 2026-NQM4, Class A3, 5.82%, 06/25/2066(b)	595,978	593,932
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 4.81%, 07/25/2035(n)	810	781
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 05/25/2044(b)	372,458	371,377
J.P. Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(n)	5,463	5,448
Series 2025-NQM4, Class A2, 5.16%, 03/25/2066(b)	737,873	729,506
Series 2025-NQM4, Class A3, 5.26%, 03/25/2066(b)	737,873	729,522
Series 2026-CES1, Class A1, 4.91%, 06/25/2056(b)	2,270,510	2,248,583
Series 2026-CES1, Class A1, 4.96%, 06/25/2056(b)	1,180,666	1,167,503
Series 2026-CES1, Class M1, 5.73%, 06/25/2056(b)	500,000	494,222
Series 2026-5, Class A4, 5.50%, 12/25/2056(b)(n)	1,350,000	1,354,073
Principal Amount		Value
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(n)	$680,000	$637,584
Lightpath Fiber Issuer LLC,
Series 2026-1A, Class A2, 5.60%, 03/25/2056(b)	2,100,000	2,101,997
Series 2026-1A, Class B, 5.89%, 03/25/2056(b)	1,400,000	1,384,725
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 3.96% (1 mo. Term SOFR + 0.31%), 08/25/2036(d)	622,914	211,366
MFA Trust, Series 2026-INVR1, Class A1, 5.39%, 12/25/2059(b)(n)	339,948	338,797
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.99%, 12/15/2050(m)	1,562,097	14,280
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(b)	603,012	603,894
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(b)	913,593	917,251
Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(b)	567,857	569,321
Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(b)	978,701	984,565
New Residential Mortgage Loan Trust, Series 2026-NQM6, Class A1, 5.29%, 05/25/2066(b)(n)	1,444,748	1,437,923
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(b)	251,951	251,609
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(b)	484,520	483,973
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(b)	154,006	154,188
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(b)	348,541	348,850
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(b)	175,621	175,696
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(b)(n)	310,000	309,983
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(b)	734,051	734,620
Series 2025-HE2, Class A1, 5.08% (30 Day Average SOFR + 1.45%), 08/25/2055(b)(d)	1,488,458	1,497,882
PMT Loan Trust,
Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(n)	317,126	318,881
Series 2025-INV6, Class A8, 6.00%, 06/25/2056(b)(n)	162,769	163,331
Qdoba Funding LLC, Series 2026-1A, Class A2, 6.70%, 06/14/2056(b)	2,320,000	2,325,045
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Rate Mortgage Trust,
Series 2024-J3, Class A2, 5.50%, 10/25/2054(b)(n)	$238,305	$236,966
Series 2025-J2, Class A5, 5.50%, 07/25/2055(b)(n)	1,171,300	1,169,261
RCKT Mortgage Trust,
Series 2025-CES5, Class A1A, 5.69%, 05/25/2055(b)	235,338	236,399
Series 2025-CES5, Class A1B, 5.84%, 05/25/2055(b)	613,924	617,052
Series 2025-CES6, Class A1A, 5.47%, 06/25/2055(b)	338,937	339,437
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	3,927	3,154
SBNA Auto Receivables Trust,
Series 2025-SF1, Class C, 5.14%, 04/15/2031(b)	164,436	164,679
Series 2025-SF1, Class D, 5.34%, 09/15/2031(b)	300,000	300,374
Sequoia Mortgage Trust, Series 2025-8, Class A4, 5.50%, 09/25/2055(b)(n)	1,079,929	1,078,072
Sonic Capital LLC, Series 2020- 1A, Class A2I, 3.85%, 01/20/2050(b)	871,042	864,449
Subway Funding LLC, Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	98,500	99,161
Switch ABS Issuer LLC, Series 2025-2A, Class A22, 5.37%, 10/25/2055(b)	1,120,000	1,096,419
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.23%, 11/15/2050(m)	1,938,537	16,481
Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, 11/15/2055(b)	980,000	953,345
VB-S1 Issuer LLC,
Series 2026-1A, Class C2, 4.69%, 03/15/2056(b)	1,140,000	1,115,312
Series 2026-1A, Class D, 5.19%, 03/15/2056(b)	1,230,000	1,209,590
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.38%, 12/25/2035(n)	1,748	1,652
Series 2003-AR10, Class A7, 5.64%, 10/25/2033(n)	9,705	9,387
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.96%, 12/15/2050(m)	2,206,873	21,221
Westlake Automobile Receivables Trust,
Series 2024-3A, Class D, 5.21%, 04/15/2030(b)	1,500,000	1,506,825
Series 2026-1A, Class C, 4.37%, 06/16/2031(b)	1,350,000	1,337,054
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	40,951	40,274
	Principal Amount		Value
Alba PLC,
Series 2007-1, Class F, 7.12% (SONIA + 3.37%), 03/17/2039(b)(d)(k)	GBP	459,350	$567,109
Series 2006-2, Class F, 7.12% (SONIA + 3.37%), 12/15/2038(b)(d)(k)	GBP	342,624	423,025
Auburn 15 PLC,
Series E, 5.73% (SONIA + 2.00%), 07/20/2045(b)(d)(k)	GBP	629,000	826,542
Series F, 6.23% (SONIA + 2.50%), 07/20/2045(b)(d)(k)	GBP	749,000	984,675
Eurosail PLC,
Series 2006-2X, Class E1C, 7.12% (SONIA + 3.37%), 12/15/2044(b)(d)(k)	GBP	1,830,000	2,244,268
Series 2006-4X, Class E1C, 6.87% (SONIA + 3.12%), 12/10/2044(b)(d)(k)	GBP	1,608,336	1,918,922
Series 2006-2X, Class D1A, 3.20% (3 mo. EURIBOR + 0.80%), 12/15/2044(b)(d)(k)	EUR	2,700,000	2,940,931
Eurosail-UK NC PLC,
Series 2007-1X, Class D1C, 4.76% (SONIA + 1.01%), 03/13/2045(b)(d)(k)	GBP	750,000	879,687
Series 2007-1X, Class D1A, 3.24% (3 mo. EURIBOR + 0.84%), 03/13/2045(b)(d)(k)	EUR	1,166,000	1,171,428
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 3.20% (3 mo. EURIBOR + 0.80%), 03/13/2045(b)(d)(k)	EUR	3,600,000	3,691,794
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 6.16% (3 mo. EURIBOR + 3.75%), 06/18/2039(b)(d)(k)	EUR	1,780,000	1,989,840
Harvest Funding PLC,
0.00% (SONIA + 1.70%), 11/15/2069(b)(d)(k)	GBP	655,000	868,735
0.00% (SONIA + 0.90%), 11/15/2069(b)(d)(k)	GBP	810,000	1,074,587
0.00% (SONIA + 1.30%), 11/15/2069(b)(d)(k)	GBP	675,000	891,817
Jupiter Mortgage No.1 PLC,
Series 1A, Class ER, 7.75% (SONIA + 4.00%), 07/20/2055(b)(d)(k)	GBP	1,379,000	1,833,314
Series 1A, Class FR, 8.75% (SONIA + 5.00%), 07/20/2055(b)(d)(k)	GBP	852,000	1,132,677
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.11% (SONIA + 0.36%), 01/01/2061(b)(d)(k)	GBP	667,478	838,192
Series 2006-1X, Class A2A, 4.06% (SONIA + 0.31%), 12/01/2060(b)(d)(k)	GBP	1,774,271	2,328,707
Mortgage Funding PLC, Series 2008-1, Class B2, 7.07% (SONIA + 3.32%), 03/13/2046(b)(d)(k)	GBP	6,497,463	8,099,507
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Newday Funding Master Issuer PLC,
Series 2025-1X, Class E, 0.00% (SONIA + 3.30%), 04/15/2033(b)(d)(k)	GBP	1,510,000	$2,022,690
Series 2024-3X, Class E, 7.49% (SONIA + 3.75%), 11/15/2032(b)(d)(k)	GBP	1,005,000	1,353,248
Newgate Funding PLC,
Series 2006-2, Class CB, 2.75% (3 mo. EURIBOR + 0.43%), 12/01/2050(b)(d)(k)	EUR	444,007	473,495
Series 2007-3X, Class CB, 3.90% (3 mo. EURIBOR + 1.50%), 12/15/2050(b)(d)(k)	EUR	273,314	298,071
Pavillion Consumer PLC,
Series 2025-1A, Class C, 5.34% (SONIA + 1.60%), 01/25/2036(b)(d)(k)	GBP	2,800,000	3,719,705
Series 2025-1A, Class D, 5.64% (SONIA + 1.90%), 01/25/2036(b)(d)(k)	GBP	1,400,000	1,854,944
Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(b)(d)(k)	GBP	620,000	823,648
Series 2024-GR6A, Class F, 8.25% (SONIA + 4.50%), 07/20/2053(b)(d)(k)	GBP	950,000	1,262,042
Series 2024-GR6X, Class E, 7.25% (SONIA + 3.50%), 07/20/2053(b)(d)(k)	GBP	885,000	1,177,780
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 6.98% (SONIA + 3.25%), 04/20/2051(b)(d)(k)	GBP	690,000	916,723
Prosil Acquisition S.A., Series 2019-1, Class A, 4.15% (3 mo. EURIBOR + 2.00%), 10/31/2039(b)(d)(k)	EUR	791,371	765,525
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 4.93% (1 mo. EURIBOR + 2.80%), 11/14/2035(b)(d)(k)	EUR	2,913,710	3,316,267
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.43% (1 mo. EURIBOR + 9.25%), 11/30/2028(b)(d)(k)	EUR	12,236	13,524
Hera Financing DAC,
Series 2024-1A, Class B, 6.70% (SONIA + 2.95%), 11/17/2034(b)(d)(k)	GBP	1,395,400	1,873,467
Series 2024-1A, Class C, 7.50% (SONIA + 3.75%), 11/17/2034(b)(d)(k)	GBP	797,509	1,070,532
Series 2024-1A, Class A, 5.65% (SONIA + 1.90%), 11/17/2034(b)(d)(k)	GBP	996,164	1,327,274
IM Pastor 4, FTA, Series B, 2.58% (3 mo. EURIBOR + 0.19%), 03/22/2044(b)(d)(k)	EUR	1,000,000	875,335
Santander Consumo 8 Fondo de Titulizacion, Series 8E, 6.70% (3 mo. EURIBOR + 4.50%), 01/21/2040(b)(d)(k)	EUR	1,500,000	1,730,396
	Principal Amount		Value
Fideicomiso Dorrego Y Libertador,
Series 1A, 2.00%, 12/31/2043(h)		$3,144,648	$2,514,461
0.00%, 12/31/2043(g)(h)(k)	ARS	33,994,486	0
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(g)(h)(k)	ARS	133,500,000	734,552
Total Asset-Backed Securities (Cost $115,420,804)			113,720,031

U.S. Government Sponsored Agency Mortgage-Backed Securities–6.45%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(o)		$90,462	9,107
6.00%, 12/25/2032 - 08/25/2035(m)(o)		272,526	32,238
5.50%, 01/25/2034 - 06/25/2035(o)		95,001	11,898
Fannie Mae REMICs,
IO, 2.96% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 - 05/25/2035(d)(o)		66,071	4,557
4.18% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(d)(o)		8,128	607
4.16% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(d)(o)		1,322	112
4.21% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(d)(o)		1,459	105
4.36% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(d)(o)		2,114	187
3.26% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(o)		7,892	524
4.06% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(d)(o)		1,099	98
4.26% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(d)(o)		4,506	405
4.38% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(d)(o)		14,555	1,161
4.51% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(d)(o)		16,358	1,684
7.00%, 03/25/2033 - 04/25/2033(o)		48,120	6,264
3.81% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(d)(o)		64,784	6,445
2.31% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(d)(o)		83,195	5,577
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
3.01% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(d)(o)	$39,950	$1,204
2.86% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(d)(o)	35,675	1,319
3.49% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(d)(o)	66,434	2,789
2.80% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(d)(o)	81,315	5,967
4.00%, 04/25/2041(o)	102,183	6,815
2.81% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(d)(o)	27,733	1,766
2.41% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(d)(o)	112,457	10,619
1.87% (30 Day Average SOFR + 5.50%), 09/25/2054(d)(o)	15,313,073	596,104
2.17% (30 Day Average SOFR + 5.80%), 01/25/2055(d)(o)	11,825,409	560,003
6.00%, 01/25/2032	5,906	6,023
4.74% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(d)	62,156	62,876
4.24% (30 Day Average SOFR + 0.61%), 09/25/2032(d)	15,281	15,293
4.22% (30 Day Average SOFR + 0.61%), 10/18/2032(d)	4,487	4,491
4.14% (30 Day Average SOFR + 0.51%), 11/25/2033(d)	2,582	2,579
10.85% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(d)	21,015	23,732
10.48% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(d)	19,160	20,583
4.68% (30 Day Average SOFR + 1.05%), 06/25/2037(d)	5,301	5,372
4.00%, 03/25/2041	15,637	14,810
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	11,259	11,668
5.00%, 09/01/2033 - 03/01/2053(p)	11,390,686	11,299,939
7.00%, 10/01/2037	4,367	4,620
4.50%, 10/01/2052	5,421,428	5,252,347
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	42,103	43,137
7.00%, 07/01/2032 - 04/01/2033	6,965	7,360
5.00%, 07/01/2033	42,363	42,250
5.50%, 02/01/2035 - 03/01/2053(p)	7,856,531	7,952,102
4.50%, 07/01/2052	5,964,075	5,770,009
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series K093, Class X1, IO, 1.08%, 05/25/2029(m)	18,217,016	419,521
Principal Amount		Value
Freddie Mac REMICs,
IO, 4.24% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(d)(o)	$175	$1
3.94% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(d)(o)	16,185	453
4.39% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(d)(o)	1,331	60
4.29% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(d)(o)	28,220	650
3.34% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(d)(o)	26,046	1,410
2.99% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(d)(o)	25,804	1,366
3.04% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(d)(o)	3,841	195
3.01% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(d)(o)	79,343	4,754
3.29% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(d)(o)	18,206	1,535
2.29% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(d)(o)	10,148	705
2.36% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(d)(o)	38,289	2,579
2.54% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(d)(o)	8,644	484
2.37% (30 Day Average SOFR + 6.00%), 04/25/2054(d)(o)	7,835,940	399,473
2.17% (30 Day Average SOFR + 5.80%), 02/25/2055 - 08/25/2055(d)(o)	25,036,664	1,128,259
1.49% (30 Day Average SOFR + 5.12%), 03/25/2055(d)(o)	17,346,230	478,175
1.52% (30 Day Average SOFR + 5.15%), 03/25/2055(d)(o)	15,605,517	541,574
2.32% (30 Day Average SOFR + 5.95%), 04/25/2055(d)(o)	21,995,811	1,065,888
1.41% (30 Day Average SOFR + 5.03%), 05/25/2055(d)(o)	26,292,627	712,888
1.47% (30 Day Average SOFR + 5.10%), 08/25/2055(d)(o)	13,879,163	490,266
4.16% (30 Day Average SOFR + 0.56%), 12/15/2028 - 02/15/2029(d)	23,813	23,816
6.00%, 04/15/2029	10,027	10,124
6.50%, 10/15/2029 - 06/15/2032	49,605	50,847
4.26% (30 Day Average SOFR + 0.66%), 06/15/2031 - 01/15/2032(d)	32,510	32,570
4.71% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(d)	21,635	21,876
3.50%, 05/15/2032	6,143	6,021
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
11.16% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(d)	$16,494	$18,643
4.00%, 06/15/2038	9,744	9,249
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(o)	186	6
7.00%, 09/01/2029(o)	2,797	204
6.00%, 12/15/2032(o)	9,073	998
Government National Mortgage Association,
7.00%, 07/15/2028	4,113	4,148
IO, 2.80% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(d)(o)	39,697	1,644
2.90% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(d)(o)	52,951	2,723
1.29% (30 Day Average SOFR + 4.90%), 10/20/2054(d)(o)	7,525,130	235,430
0.63% (30 Day Average SOFR + 4.24%), 04/20/2055(d)(o)	15,813,186	195,203
0.74% (30 Day Average SOFR + 4.35%), 04/20/2055(d)(o)	26,306,012	371,152
0.84% (30 Day Average SOFR + 4.45%), 07/20/2055(d)(o)	17,955,263	287,728
2.29% (30 Day Average SOFR + 5.90%), 07/20/2055(d)(o)	9,071,302	348,560
0.79% (30 Day Average SOFR + 4.40%), 08/20/2055(d)(o)	54,582,449	693,312
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $43,643,229)		39,371,236

Agency Credit Risk Transfer Notes–5.23%
United States–5.23%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 6.73% (30 Day Average SOFR + 3.10%), 03/25/2042(b)(d)	770,000	779,753
Series 2022-R08, Class 1M2, 7.23% (30 Day Average SOFR + 3.60%), 07/25/2042(b)(d)	1,350,000	1,386,208
Series 2023-R04, Class 1M1, 5.93% (30 Day Average SOFR + 2.30%), 05/25/2043(b)(d)	570,841	579,170
Series 2023-R06, Class 1M1, 5.33% (30 Day Average SOFR + 1.70%), 07/25/2043(b)(d)	151,280	151,589
Series 2023-R06, Class 1M2, 6.33% (30 Day Average SOFR + 2.70%), 07/25/2043(b)(d)	490,000	501,408
Series 2023-R06, Class 1B1, 7.53% (30 Day Average SOFR + 3.90%), 07/25/2043(b)(d)	565,000	591,103
Series 2023-R08, Class 1M2, 6.13% (30 Day Average SOFR + 2.50%), 10/25/2043(b)(d)	280,000	285,068
Series 2023-R08, Class 1M1, 5.13% (30 Day Average SOFR + 1.50%), 10/25/2043(b)(d)	71,483	71,536
Series 2024-R02, Class 1M2, 5.43% (30 Day Average SOFR + 1.80%), 02/25/2044(b)(d)	3,100,000	3,126,002
Principal Amount		Value
United States–(continued)
Series 2024-R03, Class 2M2, 5.58% (30 Day Average SOFR + 1.95%), 03/25/2044(b)(d)	$3,180,000	$3,206,300
Series 2026-R01, Class 2M2, STACR®, 4.98% (30 Day Average SOFR + 1.35%), 01/25/2046(b)(d)	750,000	749,207
Freddie Mac,
Series 2022-DNA3, Class M1B, STACR®, 6.53% (30 Day Average SOFR + 2.90%), 04/25/2042(b)(d)	3,000,000	3,044,924
Series 2022-HQA3, Class M1, STACR®, 7.18% (30 Day Average SOFR + 3.55%), 08/25/2042(b)(d)	1,500,000	1,542,264
Series 2022-HQA3, Class M2, STACR®, 8.98% (30 Day Average SOFR + 5.35%), 08/25/2042(b)(d)	1,605,000	1,681,308
Series 2023-HQA1, Class M1, STACR®, 7.13% (30 Day Average SOFR + 3.50%), 05/25/2043(b)(d)	2,885,325	3,002,725
Series 2023-HQA2, Class M1, STACR®, 6.98% (30 Day Average SOFR + 3.35%), 06/25/2043(b)(d)	900,000	924,999
Series 2023-HQA3, Class M2, STACR®, 6.98% (30 Day Average SOFR + 3.35%), 11/25/2043(b)(d)	3,100,000	3,224,724
Series 2024-DNA1, Class M2, STACR®, 5.58% (30 Day Average SOFR + 1.95%), 02/25/2044(b)(d)	1,550,000	1,566,471
Series 2024-HQA1, Class M2, STACR®, 5.63% (30 Day Average SOFR + 2.00%), 03/25/2044(b)(d)	1,670,900	1,687,461
Series 2024-DNA2, Class M2, STACR®, 5.33% (30 Day Average SOFR + 1.70%), 05/25/2044(b)(d)	387,500	389,615
Series 2024-HQA2, Class M2, STACR®, 5.43% (30 Day Average SOFR + 1.80%), 08/25/2044(b)(d)	1,550,000	1,558,628
Series 2025-DNA2, Class A1, STACR®, 4.73% (30 Day Average SOFR + 1.10%), 05/25/2045(b)(d)	347,750	348,891
Series 2026-HQA1, Class M1, STACR®, 4.88% (30 Day Average SOFR + 1.25%), 05/25/2046(b)(d)	1,544,604	1,547,611
Total Agency Credit Risk Transfer Notes (Cost $31,679,607)		31,946,965

U.S. Treasury Securities–4.84%
U.S. Treasury Bills–2.91%
3.61 - 3.71%, 09/17/2026(q)(r)	17,802,446	17,800,482
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
U.S. Treasury Bonds–1.93%
5.50%, 08/15/2028	$11,933,915	$11,772,912
Total U.S. Treasury Securities (Cost $29,736,361)		29,573,394
Shares
Common Stocks & Other Equity Interests–1.94%
Argentina–1.92%
Banco BBVA Argentina S.A.	341,702	2,344,411
Banco Macro S.A., Class B	369,464	3,593,162
Cresud S.A. Comercial Inmobiliaria Financiera y Agropecuaria	980,000	1,162,458
Grupo Financiero Galicia S.A., Class B	780,353	4,107,528
Pampa Energia S.A., ADR(s)	3,577	293,779
YPF S.A., Class D(s)	4,909	235,648
		11,736,986
United States–0.02%
ACNR Holdings, Inc.	478	63,773
Claire’s Holdings LLC, Class S(h)	235	13
McDermott International Ltd.(s)	312	6,868
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(h)(s)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(h)(s)	35,496	1,065
Sabine Oil & Gas Holdings, Inc.(h)(s)	837	59
VCI Compute II LLC(h)	30,000	31,650
Windstream Services LLC, Wts.(h)	176	1,936
		106,322
Total Common Stocks & Other Equity Interests (Cost $12,013,820)		11,843,308
Principal Amount
Variable Rate Senior Loan Interests–0.31%(t)(u)
United States–0.31%
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	$25,386	25,640
Bausch and Lomb, Inc., Term Loan B, 7.39% (1 mo. SOFR + 3.75%), 01/30/2031	272,941	273,930
Claire’s Stores, Inc., Term Loan, 12.66% (6 mo. Term SOFR + 6.50%), 12/18/2026(h)	74,905	5,618
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76% (1 mo. Term SOFR + 4.11%), 08/23/2028	285,646	286,385
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, 5.95% (3 mo. Term SOFR + 2.25%), 03/31/2032(h)	26,998	27,065
CoreWeave Compute Acquisition Co. VIII LLC, Delayed Draw Term Loan, -%, 03/31/2032(h)(v)	91,002	91,230
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 5.89% (1 mo. Term SOFR + 2.25%), 06/13/2033	124,792	124,792
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.89% (1 mo. Term SOFR + 2.25%), 08/04/2031	205,667	205,740
Principal Amount		Value
United States–(continued)
Greystar Real Estate Partners LLC, Term Loan B, 5.92% (3 mo. Term SOFR + 2.25%), 08/21/2030(h)	$73,322	$73,413
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.51% (3 mo. Term SOFR + 4.75%), 06/28/2028	62,674	59,830
Prairie Acquiror L.P., Term Loan B, 6.89% (1 mo. Term SOFR + 3.25%), 08/01/2029	151,670	152,466
TransDigm, Inc., Term Loan L, 6.14% (1 mo. Term SOFR + 2.50%), 01/19/2032	256,932	257,251
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031	287,625	297,153
Total Variable Rate Senior Loan Interests (Cost $1,933,634)		1,880,513
Shares
Preferred Stocks–0.15%
United States–0.15%
Alphabet, Inc., 6.25%, Series A, Conv. Pfd.	710	36,132
Alphabet, Inc., 6.25%, Series B, Conv. Pfd.	710	35,713
Citigroup, Inc., 6.25%, Series II, Pfd.	32,450	816,442
Claire’s Holdings LLC, Series A, Pfd.(h)	71	0
Total Preferred Stocks (Cost $919,125)		888,287
Principal Amount
Commercial Paper–0.05%(r)
Argentina–0.05%
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(h)	$110,930	110,959
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(h)	152,099	153,564
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(h)	67,293	68,240
Total Commercial Paper (Cost $330,322)		332,763
Shares
Exchange-Traded Funds–0.04%
United States–0.04%
Invesco Short Duration High Yield ETF(w) (Cost $229,266)	9,000	229,050
Money Market Funds–3.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(w)(x)	6,674,636	6,674,636
Invesco Treasury Portfolio, Institutional Class, 3.56%(w)(x)	12,395,752	12,395,752
Total Money Market Funds (Cost $19,070,388)		19,070,388

Options Purchased–3.13%
(Cost $25,478,792)(y)		19,075,401
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-95.20% (Cost $589,197,046)		581,153,212
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.45%
Invesco Private Government Fund, 3.62%(w)(x)(z)	2,463,655	$2,463,655
Invesco Private Prime Fund, 3.77%(w)(x)(z)	6,396,412	6,397,052
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,860,897)		8,860,707
TOTAL INVESTMENTS IN SECURITIES—96.65% (Cost $598,057,943)		590,013,919
OTHER ASSETS LESS LIABILITIES–3.35%		20,437,801
NET ASSETS–100.00%		$610,451,720
Investment Abbreviations:
ADR	– American Depositary Receipt
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $266,690,164, which represented 43.69% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Zero coupon bond issued at a discount.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at June 30, 2026 was $859,303, which represented less than 1% of the Fund’s Net Assets.

(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(m)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30,
2026.

(n)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2026.

(o)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(p)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1Q.
(q)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1N.
(r)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(s)	Non-income producing security.
(t)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(u)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(v)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(w)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$229,266	$-	$(216)	$-	$229,050	$1,038
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	5,747,357	62,414,117	(61,486,838)	-	-	6,674,636	133,498
Invesco Treasury Portfolio, Institutional Class	10,673,662	115,911,932	(114,189,842)	-	-	12,395,752	246,350
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,808,797	31,132,256	(34,477,398)	-	-	2,463,655	85,025*
Invesco Private Prime Fund	15,086,646	46,985,580	(55,672,440)	(190)	(2,544)	6,397,052	218,505*
Total	$37,316,462	$256,673,151	$(265,826,518)	$(406)	$(2,544)	$28,160,145	$684,416

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(x)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(y)	The table below details options purchased.
(z)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Deutsche Bank AG	08/31/2026	USD	0.73	AUD	1,335,000	$15,877
AUD versus USD	Call	Goldman Sachs International	09/10/2026	USD	0.72	AUD	2,015,000	92,175
AUD versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/04/2026	USD	0.74	AUD	1,000,000	1,735
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.72	AUD	16,540,000	859
AUD versus USD	Call	Merrill Lynch International	07/31/2026	USD	0.74	AUD	2,000,000	3,298
EUR versus USD	Call	Deutsche Bank AG	10/09/2026	USD	1.19	EUR	1,350,000	54,719
EUR versus USD	Call	Goldman Sachs International	07/15/2026	USD	1.15	EUR	40,150,000	65,327
EUR versus USD	Call	Goldman Sachs International	08/07/2026	USD	1.20	EUR	2,005,000	7,732
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	08/13/2026	USD	1.20	EUR	2,015,000	22,450
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	10/09/2026	USD	1.19	EUR	2,000,000	70,992
EUR versus USD	Call	UBS AG	08/14/2026	USD	1.20	EUR	1,345,000	15,755
Subtotal — Foreign Currency Call Options Purchased								350,919
Currency Risk
CHF versus JPY	Put	Deutsche Bank AG	07/27/2026	JPY	160.00	CHF	3,670,000	304
CHF versus JPY	Put	Goldman Sachs International	07/21/2027	JPY	147.00	CHF	5,870,000	20,313
CHF versus JPY	Put	UBS AG	09/17/2026	JPY	161.00	CHF	2,100,000	1,261
CHF versus JPY	Put	UBS AG	10/23/2026	JPY	165.00	CHF	2,080,000	4,034
CHF versus JPY	Put	UBS AG	01/20/2027	JPY	170.00	CHF	2,020,000	23,233
EUR versus HUF	Put	Goldman Sachs International	11/30/2026	HUF	335.00	EUR	13,475,000	11,101
EUR versus HUF	Put	Merrill Lynch International	03/16/2027	HUF	330.00	EUR	2,000,000	113,124
EUR versus NOK	Put	Goldman Sachs International	11/12/2026	NOK	10.25	EUR	1,670,000	22,984
GBP versus USD	Put	UBS AG	07/14/2026	USD	1.29	GBP	800,000	27,590
USD versus BRL	Put	Barclays Bank PLC	09/16/2026	BRL	4.85	USD	660,000	19,045
USD versus BRL	Put	Goldman Sachs International	09/10/2026	BRL	4.65	USD	3,320,000	9,303
USD versus BRL	Put	Goldman Sachs International	09/29/2026	BRL	4.83	USD	1,335,000	45,725
USD versus BRL	Put	Goldman Sachs International	12/21/2026	BRL	4.75	USD	2,690,000	233,640
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	09/24/2026	BRL	5.13	USD	1,340,000	118,732
USD versus BRL	Put	Merrill Lynch International	08/12/2026	BRL	4.75	USD	2,656,000	8,783
USD versus BRL	Put	Merrill Lynch International	09/29/2026	BRL	4.80	USD	1,335,000	36,539
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	855.00	USD	13,500,000	128,412
USD versus CLP	Put	Merrill Lynch International	08/26/2026	CLP	875.00	USD	13,200,000	46,187
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2026	CLP	870.00	USD	13,445,000	91,897
USD versus JPY	Put	Deutsche Bank AG	07/29/2026	JPY	152.00	USD	1,000,000	16,456
USD versus JPY	Put	Goldman Sachs International	07/30/2026	JPY	152.00	USD	1,000,000	17,491
USD versus JPY	Put	Goldman Sachs International	05/12/2027	JPY	120.00	USD	3,450,000	15,711
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/13/2026	JPY	135.00	USD	1,980,000	2,554
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	02/04/2027	JPY	140.00	USD	2,005,000	61,668
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	08/18/2027	JPY	117.50	USD	3,470,000	22,725
USD versus JPY	Put	J.P. Morgan Chase Bank, N.A.	11/11/2027	JPY	115.00	USD	3,450,000	24,185
USD versus JPY	Put	UBS AG	10/16/2026	JPY	145.00	USD	2,665,000	55,619
USD versus KRW	Put	Goldman Sachs International	02/04/2027	KRW	1,310.00	USD	1,335,000	18,545
USD versus KRW	Put	Merrill Lynch International	07/23/2026	KRW	1,350.00	USD	33,470,000	33
USD versus KRW	Put	Merrill Lynch International	11/10/2026	KRW	1,350.00	USD	1,000,000	11,925
USD versus KRW	Put	Merrill Lynch International	12/04/2026	KRW	1,400.00	USD	2,015,000	70,551
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,200.00	USD	3,470,000	23,540
USD versus KRW	Put	Merrill Lynch International	06/04/2027	KRW	1,250.00	USD	6,625,000	164,823
USD versus MXN	Put	Deutsche Bank AG	09/25/2026	MXN	17.20	USD	1,340,000	852
USD versus MXN	Put	Goldman Sachs International	08/13/2026	MXN	16.90	USD	1,670,000	63,009
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	10/14/2026	MXN	16.25	USD	1,330,000	33,924
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus ZAR	Put	Deutsche Bank AG	09/11/2026	ZAR	16.15	USD	670,000	$75,427
USD versus ZAR	Put	Goldman Sachs International	09/16/2026	ZAR	16.05	USD	13,445,000	113,395
USD versus ZAR	Put	Goldman Sachs International	09/22/2026	ZAR	16.10	USD	1,330,000	162,534
USD versus ZAR	Put	Merrill Lynch International	09/16/2026	ZAR	16.25	USD	13,200,000	172,445
USD versus ZAR	Put	UBS AG	11/10/2026	ZAR	16.00	USD	10,020,000	115,891
Subtotal — Foreign Currency Put Options Purchased								2,205,510
Total Foreign Currency Options Purchased								$2,556,429

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	2.85%	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	109,540,000	$1,162,358
2 Year Interest Rate Swap	Call	Goldman Sachs International	3.39	Receive	6 Month EURIBOR	Semi-Annually	05/13/2033	EUR	40,655,000	627,494
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.70	Receive	SOFR	Annually	09/24/2035	USD	18,666,667	858,531
20 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.12	Receive	SOFR	Annually	10/17/2035	USD	37,070,000	882,110
Subtotal — Interest Rate Call Swaptions Purchased										3,530,493
Interest Rate Risk
10 Year Interest Rate Swap	Put	Barclays Bank PLC	4.15	Pay	SOFR	Annually	07/24/2026	USD	18,740,000	32,499
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.21	Pay	6 Month EURIBOR	Semi-Annually	12/03/2026	EUR	24,040,000	456,279
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.18	Pay	6 Month EURIBOR	Semi-Annually	05/28/2027	EUR	19,600,000	752,374
10 Year Interest Rate Swap	Put	Goldman Sachs International	4.25	Pay	SOFR	Annually	06/02/2027	USD	62,185,000	1,007,270
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	27,900,000	5,866,797
30 Year Interest Rate Swap	Put	Merrill Lynch International	3.20	Pay	6 Month EURIBOR	Semi-Annually	12/03/2026	EUR	19,370,000	383,890
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.24	Pay	SOFR	Annually	09/02/2026	USD	17,515,000	210,319
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.14	Pay	6 Month EURIBOR	Semi-Annually	12/23/2026	EUR	13,670,000	370,702
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.31	Pay	6 Month EURIBOR	Semi-Annually	03/02/2027	EUR	31,435,000	677,011
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.20	Pay	SOFR	Annually	09/24/2035	USD	18,666,667	1,083,104
20 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	6.12	Pay	SOFR	Annually	10/17/2035	USD	37,070,000	2,105,987
Subtotal — Interest Rate Put Swaptions Purchased										12,946,232
Total Interest Rate Swaptions Purchased										$16,476,725

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Purchased
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value		Value
Credit Risk
Goldman Sachs International	Put	60.00%	Markit CDX Investment Grade Index, Series 46, Version 1	(1.00)	Quarterly	09/16/2026	0.508%	USD	43,200,000	$42,247

(a)
Implied credit spreads represent the current level, as of June 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(a)	Notional Value		Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	55.00%	Markit CDX Investment Grade Index, Series 46, Version 1	1.00%	Quarterly	08/19/2026	0.508%	USD	21,600,000	$(44,402)
Credit Risk
Goldman Sachs International	Put	105.00	Markit CDX North America High Yield Index, Series 46, Version 1	(5.00)	Quarterly	09/16/2026	3.033	USD	27,000,000	(105,414)
Goldman Sachs International	Put	312.50	Markit iTraxx Europe Cross over Index, Series 45, Version 1	(5.00)	Quarterly	09/16/2026	2.446	EUR	11,500,000	(40,006)
J.P. Morgan Chase Bank, N.A.	Put	337.50	Markit iTraxx Europe Cross over Index, Series 45, Version 1	(5.00)	Quarterly	09/16/2026	2.446	EUR	16,200,000	(41,176)
J.P. Morgan Chase Bank, N.A.	Put	65.00	Markit CDX Investment Grade Index, Series 46, Version 1	(1.00)	Quarterly	08/19/2026	0.508	USD	21,600,000	(7,635)
Subtotal — Credit Default Put Swaptions Written										(194,231)
Total Credit Default Swaptions Written										$(238,633)

(a)
Implied credit spreads represent the current level, as of June 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	07/20/2026	USD	0.76	AUD	16,540,000	$(11)
EUR versus HUF	Call	Merrill Lynch International	06/16/2027	HUF	375.00	EUR	16,690,000	(399,249)
EUR versus NOK	Call	Goldman Sachs International	11/12/2026	NOK	11.15	EUR	16,695,000	(570,268)
GBP versus USD	Call	UBS AG	07/14/2026	USD	1.39	GBP	400,000	(139)
USD versus BRL	Call	Goldman Sachs International	07/29/2026	BRL	5.30	USD	265,000	(119,479)
USD versus BRL	Call	Goldman Sachs International	12/21/2026	BRL	5.50	USD	6,725,000	(208,112)
USD versus CLP	Call	Goldman Sachs International	01/15/2027	CLP	950.00	USD	13,500,000	(342,927)
USD versus CLP	Call	Merrill Lynch International	08/26/2026	CLP	935.00	USD	13,200,000	(194,608)
USD versus CLP	Call	Morgan Stanley and Co. International PLC	10/15/2026	CLP	930.00	USD	13,445,000	(319,278)
USD versus JPY	Call	Deutsche Bank AG	07/16/2026	JPY	161.90	USD	6,665,000	(55,926)
USD versus KRW	Call	Goldman Sachs International	08/24/2026	KRW	1,565.00	USD	20,035,000	(212,571)
USD versus KRW	Call	Merrill Lynch International	11/10/2026	KRW	1,500.00	USD	10,020,000	(390,059)
USD versus KRW	Call	Morgan Stanley and Co. International PLC	11/25/2026	KRW	1,560.00	USD	13,355,000	(265,831)
USD versus MXN	Call	Goldman Sachs International	11/12/2026	MXN	18.00	USD	13,355,000	(222,267)
USD versus MXN	Call	Merrill Lynch International	09/29/2026	MXN	18.25	USD	33,080,000	(271,885)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus TRY	Call	Goldman Sachs International	01/25/2027	TRY	55.75	USD	23,430,000	$(1,023,586)
USD versus ZAR	Call	Deutsche Bank AG	08/27/2026	ZAR	17.05	USD	13,320,000	(93,373)
USD versus ZAR	Call	Goldman Sachs International	12/23/2026	ZAR	17.50	USD	13,445,000	(198,462)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	02/01/2027	ZAR	18.35	USD	13,800,000	(139,891)
USD versus ZAR	Call	Merrill Lynch International	09/16/2026	ZAR	17.50	USD	13,200,000	(71,531)
USD versus ZAR	Call	UBS AG	11/10/2026	ZAR	17.85	USD	10,020,000	(78,637)
Subtotal — Foreign Currency Call Options Written								(5,178,090)
Currency Risk
AUD versus USD	Put	Goldman Sachs International	10/27/2026	USD	0.69	AUD	26,475,000	(330,563)
AUD versus USD	Put	Merrill Lynch International	07/20/2026	USD	0.68	AUD	16,540,000	(17,750)
EUR versus USD	Put	Goldman Sachs International	08/07/2026	USD	1.16	EUR	20,035,000	(369,248)
USD versus CLP	Put	Goldman Sachs International	01/15/2027	CLP	805.00	USD	27,000,000	(66,150)
USD versus CLP	Put	Merrill Lynch International	08/26/2026	CLP	840.00	USD	13,200,000	(7,682)
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2026	CLP	830.00	USD	13,445,000	(21,889)
USD versus JPY	Put	Deutsche Bank AG	07/16/2026	JPY	157.75	USD	6,665,000	(8,884)
USD versus MXN	Put	Merrill Lynch International	09/29/2026	MXN	17.00	USD	33,080,000	(135,297)
USD versus ZAR	Put	Goldman Sachs International	09/16/2026	ZAR	15.60	USD	13,445,000	(33,384)
USD versus ZAR	Put	Merrill Lynch International	09/16/2026	ZAR	15.55	USD	13,200,000	(28,076)
USD versus ZAR	Put	UBS AG	11/10/2026	ZAR	15.00	USD	10,020,000	(13,407)
Subtotal — Foreign Currency Put Options Written								(1,032,330)
Total Foreign Currency Options Written								$(6,210,420)

Open Over-The-Counter Interest Rate Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
2 Year Interest Rate Swap	Call	Goldman Sachs International	4.00%	Receive	SOFR	Annually	09/21/2026	USD	132,500,000	$(428,335)
5 Year Interest Rate Swap	Call	Goldman Sachs International	3.98	Receive	SOFR	Annually	11/16/2026	USD	180,000,000	(1,965,758)
30 Year Interest Rate Swap	Call	Goldman Sachs International	3.02	Receive	6 Month EURIBOR	Semi-Annually	09/12/2030	EUR	9,950,000	(906,963)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	4.00	Receive	SOFR	Annually	09/21/2026	USD	323,640,000	(1,046,238)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	Receive	SOFR	Annually	07/11/2029	USD	18,635,000	(292,307)
2 Year Interest Rate Swap	Call	Merrill Lynch International	4.00	Receive	SOFR	Annually	09/21/2026	USD	132,500,000	(428,335)
10 Year Interest Rate Swap	Call	Merrill Lynch International	3.80	Receive	SOFR	Annually	12/15/2026	USD	111,305,000	(937,576)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.50	Receive	6 Month EURIBOR	Semi-Annually	03/25/2027	EUR	78,100,000	(378,589)
2 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00	Receive	SOFR	Annually	09/21/2026	USD	176,745,000	(571,367)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.80	Receive	SOFR	Annually	12/15/2026	USD	66,160,000	(557,298)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.00	Receive	6 Month EURIBOR	Semi-Annually	01/28/2028	EUR	6,510,000	(352,576)
Subtotal—Interest Rate Call Swaptions Written										(7,865,342)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Barclays Bank PLC	3.25%	Pay	6 Month EURIBOR	Semi-Annually	07/24/2026	EUR	16,020,000	$(1,560)
5 Year Interest Rate Swap	Put	Barclays Bank PLC	2.70	Pay	6 Month EURIBOR	Semi-Annually	02/11/2027	EUR	21,170,000	(242,014)
30 Year Interest Rate Swap	Put	Barclays Bank PLC	5.55	Pay	SONIA	Annually	05/10/2027	GBP	20,190,000	(368,082)
2 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.76	Pay	6 Month EURIBOR	Semi-Annually	09/18/2026	EUR	79,200,000	(169,605)
30 Year Interest Rate Swap	Put	BNP Paribas S.A.	3.61	Pay	6 Month EURIBOR	Semi-Annually	12/03/2026	EUR	24,040,000	(107,444)
1 Year Interest Rate Swap	Put	Goldman Sachs International	4.25	Pay	SONIA	At Maturity	04/27/2027	GBP	100,160,000	(280,379)
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.68	Pay	6 Month EURIBOR	Semi-Annually	05/28/2027	EUR	39,200,000	(478,409)
1 Year Interest Rate Swap	Put	Goldman Sachs International	4.00	Pay	SOFR	At Maturity	06/02/2027	USD	533,015,000	(1,821,019)
1 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	Pay	3 Month EURIBOR	Quarterly	04/27/2028	EUR	120,195,000	(381,450)
2 Year Interest Rate Swap	Put	Goldman Sachs International	2.93	Pay	6 Month EURIBOR	Semi-Annually	05/15/2028	EUR	40,655,000	(237,716)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.98	Pay	SOFR	Annually	11/16/2026	USD	89,900,000	(656,648)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.77	Pay	6 Month EURIBOR	Semi-Annually	12/18/2026	EUR	118,800,000	(386,773)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.70	Pay	6 Month EURIBOR	Semi-Annually	03/08/2027	EUR	105,600,000	(495,564)
30 Year Interest Rate Swap	Put	Merrill Lynch International	3.50	Pay	6 Month EURIBOR	Semi-Annually	12/03/2026	EUR	19,370,000	(126,713)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/04/2026	AUD	54,620,000	(370,614)
10 Year Interest Rate Swap	Put	Merrill Lynch International	5.00	Pay	6 Month BBSW	Semi-Annually	12/11/2026	AUD	136,510,000	(966,333)
2 Year Interest Rate Swap	Put	Merrill Lynch International	2.80	Pay	6 Month EURIBOR	Semi-Annually	12/23/2026	EUR	79,200,000	(239,568)
2 Year Interest Rate Swap	Put	Merrill Lynch International	4.00	Pay	SOFR	Annually	02/18/2027	USD	92,485,000	(462,402)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.97	Pay	SOFR	Annually	09/02/2026	USD	65,345,000	(293,733)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.01	Pay	SONIA	Annually	09/18/2026	GBP	66,000,000	(270,137)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.10	Pay	SONIA	Annually	09/28/2026	GBP	42,825,000	(144,031)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.20	Pay	SOFR	Annually	12/09/2026	USD	791,740,000	(2,229,706)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.77	Pay	6 Month EURIBOR	Semi-Annually	12/23/2026	EUR	148,850,000	(488,571)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.71	Pay	6 Month EURIBOR	Semi-Annually	03/02/2027	EUR	31,435,000	(232,057)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.51	Pay	3 Month EURIBOR	Quarterly	03/08/2027	EUR	105,600,000	(304,934)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	5.00	Pay	SONIA	Annually	10/22/2027	GBP	7,415,000	(450,279)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.95%	Pay	SONIA	Annually	02/14/2028	GBP	6,350,000	$(472,059)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.00	Pay	6 Month EURIBOR	Semi-Annually	06/02/2028	EUR	97,005,000	(532,538)
Subtotal—Interest Rate Put Swaptions Written										(13,210,338)
Total Interest Rate Swaptions Written										$(21,075,680)

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	22	September-2026	$4,534,922	$(5,705)	$(5,705)
U.S. Treasury 10 Year Notes	226	September-2026	24,835,281	170,888	170,888
Subtotal—Long Futures Contracts				165,183	165,183
Short Futures Contracts
Interest Rate Risk
Long Gilt	178	September-2026	(21,063,203)	(517,335)	(517,335)
U.S. Treasury 5 Year Notes	46	September-2026	(4,924,156)	(8,837)	(8,837)
U.S. Treasury 10 Year Ultra Notes	8	September-2026	(899,750)	(11,763)	(11,763)
U.S. Treasury Long Bonds	10	September-2026	(1,135,000)	(31,658)	(31,658)
U.S. Treasury Ultra Bonds	10	September-2026	(1,161,562)	(39,093)	(39,093)
Subtotal—Short Futures Contracts				(608,686)	(608,686)
Total Futures Contracts				$(443,503)	$(443,503)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/16/2026	Deutsche Bank AG	CNY	168,204,972	USD	24,880,000	$73,934
09/16/2026	Deutsche Bank AG	PLN	2,402,185	USD	660,571	22,030
07/02/2026	Goldman Sachs International	BRL	27,744,686	USD	5,467,796	93,314
07/02/2026	Goldman Sachs International	USD	5,359,635	BRL	27,744,686	14,847
01/26/2027	Goldman Sachs International	USD	10,020,000	TRY	574,446,600	375,513
03/19/2027	Goldman Sachs International	INR	6,778,237,500	USD	76,250,000	6,101,648
09/16/2026	HSBC Bank USA	EUR	1,305,000	USD	1,515,564	19,755
07/02/2026	J.P. Morgan Chase Bank, N.A.	BRL	286,073,000	USD	56,503,782	1,087,979
07/02/2026	J.P. Morgan Chase Bank, N.A.	USD	62,453,016	BRL	324,225,185	353,327
07/07/2026	J.P. Morgan Chase Bank, N.A.	JPY	462,638,700	USD	3,310,000	463,548
08/04/2026	J.P. Morgan Chase Bank, N.A.	USD	8,978,770	BRL	46,992,185	54,397
09/16/2026	J.P. Morgan Chase Bank, N.A.	CAD	7,397,983	USD	5,368,961	135,084
09/16/2026	J.P. Morgan Chase Bank, N.A.	EUR	64,665,232	USD	75,312,286	1,192,094
09/16/2026	J.P. Morgan Chase Bank, N.A.	GBP	40,279,402	USD	54,236,776	808,445
09/16/2026	J.P. Morgan Chase Bank, N.A.	THB	28,082,573	USD	861,521	10,878
09/17/2026	J.P. Morgan Chase Bank, N.A.	USD	1,875,000	MXN	33,228,750	13,174
09/16/2026	Merrill Lynch International	CNY	24,860,000	USD	3,697,534	31,300
09/16/2026	Merrill Lynch International	CZK	3,166,371	USD	152,346	3,184
09/16/2026	Merrill Lynch International	IDR	5,628,335,000	USD	313,784	1,378
09/16/2026	Merrill Lynch International	NOK	1,130,906	USD	121,658	7,529
09/16/2026	Merrill Lynch International	NZD	603,000	USD	358,672	15,327
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2026	Merrill Lynch International	PEN	1,563,000	USD	455,885	$4
09/16/2026	Merrill Lynch International	USD	3,782,190	COP	13,842,059,000	195,734
09/16/2026	Merrill Lynch International	USD	4,102,903	INR	395,827,567	54,824
09/16/2026	Merrill Lynch International	ZAR	41,692,500	USD	2,548,286	18,585
09/16/2026	Morgan Stanley and Co. International PLC	SEK	110,000	USD	11,893	500
09/16/2026	Morgan Stanley and Co. International PLC	ZAR	267,016,428	USD	16,322,594	121,321
09/16/2026	Standard Chartered Bank PLC	JPY	332,326,010	USD	2,097,376	40,995
09/16/2026	UBS AG	AUD	5,242,993	USD	3,756,411	131,338
09/16/2026	UBS AG	EUR	7,835,821	USD	9,125,634	144,107
09/17/2026	UBS AG	MXN	747,895,777	USD	42,921,341	423,278
Subtotal—Appreciation						12,009,371
Currency Risk
09/16/2026	Deutsche Bank AG	USD	8,885,473	EUR	7,666,500	(98,024)
09/16/2026	Deutsche Bank AG	USD	1,390,658	KRW	2,106,513,147	(27,387)
09/16/2026	Deutsche Bank AG	USD	194,141	PLN	706,000	(6,475)
07/02/2026	Goldman Sachs International	BRL	43,286,250	USD	8,361,907	(23,163)
07/02/2026	Goldman Sachs International	USD	8,573,912	BRL	43,286,250	(188,841)
01/26/2027	Goldman Sachs International	TRY	578,655,000	USD	10,020,000	(451,671)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(6,101,649)
07/02/2026	J.P. Morgan Chase Bank, N.A.	BRL	69,602,806	USD	13,416,121	(66,785)
07/02/2026	J.P. Morgan Chase Bank, N.A.	USD	6,211,978	BRL	31,450,621	(119,612)
07/14/2026	J.P. Morgan Chase Bank, N.A.	BRL	8,864,100	USD	1,470,000	(242,069)
08/04/2026	J.P. Morgan Chase Bank, N.A.	BRL	286,073,000	USD	54,659,801	(331,149)
09/16/2026	J.P. Morgan Chase Bank, N.A.	EUR	1,184,129	USD	1,352,967	(4,298)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	184,945	CAD	254,838	(4,653)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	83,584,587	EUR	71,504,135	(1,625,548)
09/16/2026	J.P. Morgan Chase Bank, N.A.	USD	13,294,057	GBP	9,883,732	(183,851)
01/08/2027	J.P. Morgan Chase Bank, N.A.	AUD	4,580,000	USD	3,071,348	(90,027)
09/16/2026	Merrill Lynch International	COP	20,726,169,750	USD	5,663,197	(293,079)
09/16/2026	Merrill Lynch International	INR	646,990,350	USD	6,706,301	(89,611)
09/16/2026	Merrill Lynch International	USD	5,382,364	CLP	4,779,323,922	(193,172)
09/16/2026	Merrill Lynch International	USD	29,027,633	CNY	195,164,388	(245,721)
09/16/2026	Merrill Lynch International	USD	233,834	CZK	4,860,000	(4,887)
09/16/2026	Merrill Lynch International	USD	174,612	IDR	3,132,021,200	(767)
09/16/2026	Merrill Lynch International	USD	1,508,353	NZD	2,535,842	(64,455)
09/16/2026	Morgan Stanley and Co. International PLC	USD	217,029	HUF	66,412,962	(4,331)
09/16/2026	Morgan Stanley and Co. International PLC	USD	25,193	SGD	31,983	(339)
09/17/2026	Morgan Stanley and Co. International PLC	USD	5,115,037	MXN	90,000,000	(921)
09/16/2026	Standard Chartered Bank PLC	EUR	4,686,267	USD	5,362,341	(9,124)
09/16/2026	Standard Chartered Bank PLC	TRY	9,135,000	USD	180,323	(4,049)
09/16/2026	Standard Chartered Bank PLC	USD	4,259,982	JPY	674,987,453	(83,265)
09/16/2026	UBS AG	USD	338,412	AUD	472,338	(11,832)
09/17/2026	UBS AG	USD	426,225	MXN	7,426,890	(4,203)
Subtotal—Depreciation						(10,574,958)
Total Forward Foreign Currency Contracts						$1,434,413

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
BNP Paribas S.A.	Sell	1.00%	Quarterly	12/20/2030	0.384%	EUR	3,500,000	$95,706	$104,431	$8,725
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.258	EUR	2,330,000	17,513	48,549	31,036
Subtotal - Appreciation								113,219	152,980	39,761
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.452	USD	3,720,000	(337)	(9,691)	(9,354)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.199	EUR	2,330,000	(12,307)	(51,882)	(39,575)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2030	0.332	EUR	3,500,000	(105,932)	(113,477)	(7,545)
Markit CDX North America High Yield Index, Series 46, Version 1	Buy	(5.00)	Quarterly	06/20/2031	3.033	USD	41,976,000	(2,876,261)	(3,384,777)	(508,516)
Markit iTraxx Europe Crossover Index, Series 44, Version 1	Buy	(5.00)	Quarterly	12/20/2030	2.103	EUR	7,800,000	(597,145)	(1,025,884)	(428,739)
Markit iTraxx Europe Crossover Index, Series 45, Version 1	Buy	(5.00)	Quarterly	06/20/2031	2.446	EUR	21,982,000	(2,310,771)	(2,754,188)	(443,417)
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	0.624	USD	1,705,000	10,455	(21,461)	(31,916)
Turkey Government International Bonds	Buy	(1.00)	Quarterly	12/20/2030	2.045	USD	1,400,000	80,005	57,274	(22,731)
Subtotal - Depreciation								(5,812,293)	(7,304,086)	(1,491,793)
Total Centrally Cleared Credit Default Swap Agreements								$(5,699,074)	$(7,151,106)	$(1,452,032)

(a)
Implied credit spreads represent the current level, as of June 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIIE	28 days	7.16%	28 days	06/22/2028	MXN	123,035,000	$—	$5,146	$5,146
Pay	3 Month BBSW	Quarterly	4.38	Quarterly	06/25/2029	AUD	41,435,000	—	11,431	11,431
Pay	BZDIOVRA	At Maturity	14.18	At Maturity	01/02/2029	BRL	59,593,748	—	43,611	43,611
Pay	6 Month EURIBOR	Semi-Annually	2.76	Annually	06/22/2028	EUR	78,885,000	—	55,275	55,275
Pay	3 Month BBSW	Quarterly	4.50	Quarterly	06/12/2029	AUD	22,915,000	—	58,263	58,263
Pay	SOFR	Annually	3.98	Annually	11/18/2031	USD	17,100,000	—	61,730	61,730
Pay	3 Month JIBAR	Quarterly	8.26	Quarterly	06/17/2036	ZAR	32,340,000	—	66,795	66,795
Pay	SOFR	Annually	3.98	Annually	11/18/2031	USD	19,600,000	—	70,755	70,755
Pay	BZDIOVRA	At Maturity	14.17	At Maturity	01/02/2029	BRL	120,177,367	—	82,677	82,677
Pay	3 Month JIBAR	Quarterly	8.18	Quarterly	06/17/2036	ZAR	62,700,000	—	109,373	109,373
Receive	SOFR	Annually	(3.96)	Annually	07/08/2036	USD	34,795,000	1,286	111,863	110,577
Pay	3 Month BBSW	Quarterly	4.50	Quarterly	06/11/2029	AUD	45,715,000	—	116,554	116,554
Receive	SOFR	Annually	(3.92)	Annually	06/22/2028	USD	93,225,000	—	121,460	121,460
Receive	6 Month EURIBOR	Semi-Annually	(2.87)	Annually	11/06/2055	EUR	4,720,000	—	231,389	231,389
Pay	3 Month BBSW	Quarterly	4.55	Quarterly	06/10/2029	AUD	68,130,000	—	239,286	239,286
Pay	SOFR	Annually	4.06	Annually	04/19/2033	USD	51,530,000	—	392,759	392,759
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	5,450,000	38,654	1,379,000	1,340,346
Receive	6 Month EURIBOR	Semi-Annually	(2.38)	Annually	12/20/2054	EUR	8,940,000	—	1,398,280	1,398,280
Subtotal — Appreciation								39,940	4,555,647	4,515,707
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.38%	Annually	12/20/2054	EUR	8,940,000	$—	$(1,403,154)	$(1,403,154)
Pay	SOFR	Annually	3.17	Annually	08/20/2028	USD	64,390,000	—	(1,015,479)	(1,015,479)
Pay	KWCDC	Quarterly	2.82	Quarterly	11/16/2027	KRW	139,930,100,000	—	(858,277)	(858,277)
Pay	6 Month EURIBOR	Semi-Annually	2.37	Annually	04/07/2028	EUR	92,240,000	—	(628,280)	(628,280)
Receive	SOFR	Annually	(4.20)	Annually	05/22/2036	USD	26,180,000	—	(432,650)	(432,650)
Pay	6 Month EURIBOR	Semi-Annually	2.42	Annually	01/29/2029	EUR	46,315,000	(6,210)	(308,722)	(302,512)
Receive	SOFR	Annually	(4.30)	Annually	04/19/2058	USD	11,455,000	—	(260,573)	(260,573)
Receive	6 Month BBSW	Semi-Annually	(5.02)	Semi-Annually	06/10/2036	AUD	24,025,000	—	(248,703)	(248,703)
Pay	BZDIOVRA	At Maturity	13.23	At Maturity	01/02/2031	BRL	31,405,370	—	(225,616)	(225,616)
Pay	BZDIOVRA	At Maturity	13.30	At Maturity	01/02/2031	BRL	30,184,537	—	(194,804)	(194,804)
Receive	6 Month EURIBOR	Semi-Annually	(3.27)	Annually	06/19/2056	EUR	4,340,000	—	(181,888)	(181,888)
Pay	TONAR	Annually	2.60	Annually	02/16/2046	JPY	303,790,000	—	(160,241)	(160,241)
Pay	BZDIOVRA	At Maturity	13.52	At Maturity	01/02/2031	BRL	31,303,583	—	(143,375)	(143,375)
Receive	6 Month BBSW	Semi-Annually	(4.99)	Semi-Annually	06/11/2036	AUD	16,135,000	—	(137,752)	(137,752)
Receive	SOFR	Annually	(4.31)	Annually	11/06/2056	USD	5,835,000	—	(135,589)	(135,589)
Pay	6 Month EURIBOR	Semi-Annually	2.41	Annually	04/07/2028	EUR	20,000,000	—	(118,572)	(118,572)
Pay	SOFR	Annually	3.84	Annually	11/18/2031	USD	32,400,000	—	(83,529)	(83,529)
Receive	6 Month BBSW	Semi-Annually	(5.00)	Semi-Annually	06/12/2036	AUD	8,050,000	—	(76,714)	(76,714)
Pay	3 Month JIBAR	Quarterly	7.67	Quarterly	03/18/2056	ZAR	35,785,000	—	(68,373)	(68,373)
Receive	SOFR	Annually	(4.02)	Annually	06/30/2029	USD	28,585,000	—	(67,876)	(67,876)
Pay	BZDIOVRA	At Maturity	13.60	At Maturity	01/02/2031	BRL	15,543,761	—	(58,557)	(58,557)
Subtotal — Depreciation								(6,210)	(6,808,724)	(6,802,514)
Total Centrally Cleared Interest Rate Swap Agreements								$33,730	$(2,253,077)	$(2,286,807)

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00%	Quarterly	12/20/2030	1.629%	EUR	10,400,000	$1,547,390	$1,682,954	$135,564
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	1.629	EUR	21,600,000	3,319,502	3,495,365	175,863
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 44, Version 1	Sell	5.00	Quarterly	12/20/2030	0.501	EUR	27,000,000	5,662,540	5,703,344	40,804
Subtotal—Appreciation									10,529,432	10,881,663	352,231
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.092	USD	8,343,138	(451,966)	(586,398)	(134,432)
Total Over-The-Counter Credit Default Swap Agreements									$10,077,466	$10,295,265	$217,799

(a)
Implied credit spreads represent the current level, as of June 30, 2026, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $569,897,392)*	$561,853,774
Investments in affiliates, at value (Cost $28,160,551)	28,160,145
Other investments:
Variation margin receivable — futures contracts	61,063
Variation margin receivable—centrally cleared swap agreements	1,279,144
Swaps receivable — OTC	84,033
Unrealized appreciation on swap agreements — OTC	352,231
Premiums paid on swap agreements — OTC	10,077,466
Unrealized appreciation on forward foreign currency contracts outstanding	12,009,371
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	331,913
Cash collateral — OTC Derivatives	13,810,000
Cash	13,095,062
Foreign currencies, at value (Cost $3,190,683)	3,123,505
Receivable for:
Investments sold	15,807,750
Fund shares sold	5,207,508
Dividends	103,331
Interest	8,043,750
Investment for trustee deferred compensation and retirement plans	182,215
Other assets	220
Total assets	673,582,481
Liabilities:
Other investments:
Options written, at value (premiums received $34,473,564)	27,524,733
Unrealized depreciation on forward foreign currency contracts outstanding	10,574,958
Swaps payable — OTC	10,429
Unrealized depreciation on swap agreements—OTC	134,432
Payable for:
Investments purchased	14,627,201
Fund shares reacquired	363,813
Collateral upon return of securities loaned	8,860,897
Accrued fees to affiliates	566,834
Accrued trustees’ and officers’ fees and benefits	511
Accrued other operating expenses	171,875
Trustee deferred compensation and retirement plans	182,215
Unfunded loan commitments	91,002
Collateral due to broker - OTC Derivatives	21,861
Total liabilities	63,130,761
Net assets applicable to shares outstanding	$610,451,720
Net assets consist of:
Shares of beneficial interest	$847,735,496
Distributable earnings (loss)	(237,283,776)
$610,451,720
Net Assets:
Series I	$207,375,128
Series II	$403,076,592
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	46,394,788
Series II	87,396,366
Series I:
Net asset value per share	$4.47
Series II:
Net asset value per share	$4.61

*	At June 30, 2026, securities with an aggregate value of $8,542,157 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest (net of foreign withholding taxes of $(3,285))	$17,921,170
Dividends (net of foreign withholding taxes of $36,890)	180,087
Dividends from affiliates (includes net securities lending income of $14,255)	395,141
Total investment income	18,496,398
Expenses:
Advisory fees	2,174,098
Administrative services fees	505,958
Custodian fees	68,432
Distribution fees - Series II	513,298
Transfer agent fees	15,813
Trustees’ and officers’ fees and benefits	13,077
Reports to shareholders	4,441
Professional services fees	58,638
Other	3,322
Total expenses	3,357,077
Less: Fees waived and/or expenses reimbursed	(12,349)
Net expenses	3,344,728
Net investment income	15,151,670
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $14,196)	(2,556,785)
Affiliated investment securities	(2,544)
Foreign currencies	(309,716)
Forward foreign currency contracts	(11,095,601)
Futures contracts	(3,391,728)
Options written	9,191,240
Swap agreements	(3,816,382)
(11,981,516)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(9,779,548)
Affiliated investment securities	(406)
Foreign currencies	54,579
Forward foreign currency contracts	2,260,438
Futures contracts	(367,946)
Options written	(2,270,544)
Swap agreements	(7,684,086)
(17,787,513)
Net realized and unrealized gain (loss)	(29,769,029)
Net increase (decrease) in net assets resulting from operations	$(14,617,359)
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$15,151,670	$32,711,301
Net realized gain (loss)	(11,981,516)	14,817,382
Change in net unrealized appreciation (depreciation)	(17,787,513)	33,001,743
Net increase (decrease) in net assets resulting from operations	(14,617,359)	80,530,426
Distributions to shareholders from distributable earnings:
Series I	—	(12,289,094)
Series II	—	(22,732,484)
Total distributions from distributable earnings	—	(35,021,578)
Share transactions–net:
Series I	(3,874,610)	(45,978,792)
Series II	(17,148,363)	(32,572,823)
Net increase (decrease) in net assets resulting from share transactions	(21,022,973)	(78,551,615)
Net increase (decrease) in net assets	(35,640,332)	(33,042,767)
Net assets:
Beginning of period	646,092,052	679,134,819
End of period	$610,451,720	$646,092,052
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Consolidated Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$4.57	$0.11	$(0.21)	$(0.10)	$—	$4.47	(2.19)%	$207,375	0.92%(d)	0.92%(d)	5.07%(d)	23%
Year ended 12/31/25	4.29	0.23	0.32	0.55	(0.27)	4.57	12.98	215,952	0.94	0.95	5.09	333
Year ended 12/31/24	4.28	0.23	(0.08)	0.15	(0.14)	4.29	3.40	245,509	0.93	0.94	5.33	354
Year ended 12/31/23	3.95	0.21	0.12	0.33	—	4.28	8.35	261,650	0.91	0.92	5.05	85
Year ended 12/31/22	4.46	0.14	(0.65)	(0.51)	—	3.95	(11.44)	259,461	0.87	0.89	3.49	85
Year ended 12/31/21	4.83	0.12	(0.27)	(0.15)	(0.22)	4.46	(3.00)	336,327	0.82	0.86	2.59	209
Series II
Six months ended 06/30/26	4.72	0.11	(0.22)	(0.11)	—	4.61	(2.33)	403,077	1.17 (d)	1.17 (d)	4.82 (d)	23
Year ended 12/31/25	4.42	0.23	0.33	0.56	(0.26)	4.72	12.75	430,140	1.19	1.20	4.84	333
Year ended 12/31/24	4.41	0.23	(0.10)	0.13	(0.12)	4.42	3.02	433,626	1.18	1.19	5.08	354
Year ended 12/31/23	4.08	0.20	0.13	0.33	—	4.41	8.09	459,758	1.16	1.17	4.80	85
Year ended 12/31/22	4.61	0.13	(0.66)	(0.53)	—	4.08	(11.50)	480,999	1.12	1.14	3.24	85
Year ended 12/31/21	4.99	0.11	(0.28)	(0.17)	(0.21)	4.61	(3.37)	612,996	1.07	1.11	2.34	209

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Global Strategic Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco V.I. Global Strategic Income Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund will seek to gain exposure to Regulation S securities primarily through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in Regulation S securities. The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek total return.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Invesco V.I. Global Strategic Income Fund

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such

Invesco V.I. Global Strategic Income Fund

transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Futures Contracts — The Fund may enter into futures contracts to equitize the Fund’s cash holdings or to manage exposure to interest rate, equity, commodity, and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the

Invesco V.I. Global Strategic Income Fund

change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
O.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”.  A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium.  A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index.  Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
Q.
Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency, commodity or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and

Invesco V.I. Global Strategic Income Fund

thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
R.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
S.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
T.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
U.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in commodity futures and swaps, commodity related exchange-traded funds and exchange-traded notes and commodity linked notes, some or all of which will be owned through the Subsidiary. The Subsidiary, unlike the Fund, may invest without limitation in commodity-linked derivatives and other securities, such as exchange-traded and commodity-linked notes, that may provide leveraged and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Invesco V.I. Global Strategic Income Fund

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, are subject to prepayment or call risk, which is the risk that a borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in the Fund reinvesting these early payments at lower interest rates, thereby reducing the Fund’s income. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and the Fund’s share price to fall. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and the Fund may be unable to sell these securities at the time or price it desires.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.500%
Over $5 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.70%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the

Invesco V.I. Global Strategic Income Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement may exceed the boundary limits above. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $12,349.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $43,760 for accounting and fund administrative services and was reimbursed $462,198 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Consolidated Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$179,128,398	$960,026	$180,088,424
Non-U.S. Dollar Denominated Bonds & Notes	—	133,133,452	—	133,133,452
Asset-Backed Securities	—	110,471,018	3,249,013	113,720,031
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	39,371,236	—	39,371,236
Agency Credit Risk Transfer Notes	—	31,946,965	—	31,946,965
U.S. Treasury Securities	—	29,573,394	—	29,573,394
Common Stocks & Other Equity Interests	11,743,854	63,773	35,681	11,843,308
Variable Rate Senior Loan Interests	—	1,683,187	197,326	1,880,513
Preferred Stocks	888,287	—	—	888,287
Commercial Paper	—	—	332,763	332,763
Exchange-Traded Funds	229,050	—	—	229,050
Money Market Funds	19,070,388	8,860,707	—	27,931,095
Options Purchased	—	19,075,401	—	19,075,401
Total Investments in Securities	31,931,579	553,307,531	4,774,809	590,013,919

Invesco V.I. Global Strategic Income Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Assets*
Futures Contracts	$170,888	$—	$—	$170,888
Forward Foreign Currency Contracts	—	12,009,371	—	12,009,371
Swap Agreements	—	4,907,699	—	4,907,699
	170,888	16,917,070	—	17,087,958
Other Investments - Liabilities*
Futures Contracts	(614,391)	—	—	(614,391)
Forward Foreign Currency Contracts	—	(10,574,958)	—	(10,574,958)
Options Written	—	(27,524,733)	—	(27,524,733)
Swap Agreements	—	(8,428,739)	—	(8,428,739)
	(614,391)	(46,528,430)	—	(47,142,821)
Total Other Investments	(443,503)	(29,611,360)	—	(30,054,863)
Total Investments	$31,488,076	$523,696,171	$4,774,809	$559,959,056

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
	Value
Derivative Assets	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$—	$—	$170,888	$170,888
Unrealized appreciation on swap agreements — Centrally Cleared(a)	39,761	—	4,515,707	4,555,468
Unrealized appreciation on forward foreign currency contracts outstanding	—	12,009,371	—	12,009,371
Unrealized appreciation on swap agreements — OTC	352,231	—	—	352,231
Options purchased, at value — OTC(b)	42,247	2,556,429	16,476,725	19,075,401
Total Derivative Assets	434,239	14,565,800	21,163,320	36,163,359
Derivatives not subject to master netting agreements	(39,761)	—	(4,686,595)	(4,726,356)
Total Derivative Assets subject to master netting agreements	$394,478	$14,565,800	$16,476,725	$31,437,003
	Value
Derivative Liabilities	Credit Risk	Currency Risk	Interest Rate Risk	Total
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$—	$—	$(614,391)	$(614,391)
Unrealized depreciation on swap agreements — Centrally Cleared(a)	(1,491,793)	—	(6,802,514)	(8,294,307)
Unrealized depreciation on forward foreign currency contracts outstanding	—	(10,574,958)	—	(10,574,958)
Unrealized depreciation on swap agreements — OTC	(134,432)	—	—	(134,432)
Options written, at value — OTC	(238,633)	(6,210,420)	(21,075,680)	(27,524,733)
Total Derivative Liabilities	(1,864,858)	(16,785,378)	(28,492,585)	(47,142,821)
Derivatives not subject to master netting agreements	1,491,793	—	7,416,905	8,908,698
Total Derivative Liabilities subject to master netting agreements	$(373,065)	$(16,785,378)	$(21,075,680)	$(38,234,123)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Consolidated Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Consolidated Schedule of Investments.

Invesco V.I. Global Strategic Income Fund

Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets				Financial Derivative Liabilities					Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Options Purchased	Swap Agreements	Total Assets	Forward Foreign Currency Contracts	Options Written	Swap Agreements	Total Liabilities	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Barclays Bank PLC	$—	$51,544	$—	$51,544	$—	$(611,656)	$—	$(611,656)	$(560,112)	$—	$560,112	$—
BNP Paribas S.A.	—	456,279	—	456,279	—	(277,049)	—	(277,049)	179,230	—	—	179,230
Deutsche Bank AG	95,964	163,635	—	259,599	(131,886)	(158,183)	—	(290,069)	(30,470)	—	—	(30,470)
Goldman Sachs International	6,585,322	4,619,140	—	11,204,462	(6,765,324)	(10,342,466)	—	(17,107,790)	(5,903,328)	—	3,660,000	(2,243,328)
HSBC Bank USA	19,755	—	—	19,755	−	—	—	—	19,755	—	—	19,755
J.P. Morgan Chase Bank, N.A.	4,118,926	6,225,762	436,264	10,780,952	(2,667,992)	(3,110,634)	(144,861)	(5,923,487)	4,857,465	(4,857,465)	—	—
Merrill Lynch International	327,865	1,035,997	—	1,363,862	(891,692)	(5,426,278)	—	(6,317,970)	(4,954,108)	—	3,320,000	(1,634,108)
Morgan Stanley and Co. International PLC	121,821	6,279,661	—	6,401,482	(5,591)	(7,506,284)	—	(7,511,875)	(1,110,393)	—	1,110,393	—
Standard Chartered Bank PLC	40,995	—	—	40,995	(96,438)	—	—	(96,438)	(55,443)	—	—	(55,443)
UBS AG	698,723	243,383	—	942,106	(16,035)	(92,183)	—	(108,218)	833,888	(449,801)	—	384,087
Total	$12,009,371	$19,075,401	$436,264	$31,521,036	$(10,574,958)	$(27,524,733)	$(144,861)	$(38,244,552)	$(6,723,516)	$(5,307,266)	$8,650,505	$(3,380,277)
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$(11,095,601)	$-	$-	$(11,095,601)
Futures contracts	-	-	-	(3,391,728)	(3,391,728)
Options purchased(a)	-	(2,543,857)	(155,190)	(2,237,456)	(4,936,503)
Options written	-	4,531,878	-	4,659,362	9,191,240
Swap agreements	828,300	-	-	(4,644,682)	(3,816,382)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	2,260,438	-	-	2,260,438
Futures contracts	-	-	-	(367,946)	(367,946)
Options purchased(a)	(20,393)	(3,269,360)	150,704	(2,075,948)	(5,214,997)
Options written	(500,036)	(1,249,588)	-	(520,920)	(2,270,544)
Swap agreements	(1,958,164)	-	-	(5,725,922)	(7,684,086)
Total	$(1,650,293)	$(11,366,090)	$(4,486)	$(14,305,240)	$(27,326,109)

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Futures Contracts	Swaptions Purchased	Foreign Currency Options Purchased	Future Options Written	Swaptions Written	Foreign Currency Options Written	Swap Agreements
Average notional value	$1,086,725,092	$176,785,434	$902,281,205	$399,985,770	$269,400,000	$4,559,381,419	$579,903,767	$1,137,976,012
Average contracts	—	—	—	—	2,400	—	—	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and

Invesco V.I. Global Strategic Income Fund

Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of June 30, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	$91,002	$228
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$118,645,850	$146,867,883	$265,513,733
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $129,623,352 and $144,260,174, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$44,376,581
Aggregate unrealized (depreciation) of investments	(51,892,000)
Net unrealized appreciation (depreciation) of investments	$(7,515,419)
Cost of investments for tax purposes is $577,551,941.
NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	2,239,285	$10,029,222	2,140,435	$9,796,916
Series II	2,582,481	12,015,145	3,033,322	14,184,597
Issued as reinvestment of dividends:
Series I	-	-	2,761,594	12,289,094
Series II	-	-	4,941,845	22,732,484

Invesco V.I. Global Strategic Income Fund

Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Series I	(3,088,999)	$(13,903,832)	(14,926,324)	$(68,064,802)
Series II	(6,273,353)	(29,163,508)	(14,984,535)	(69,489,904)
Net increase (decrease) in share activity	(4,540,586)	$(21,022,973)	(17,033,663)	$(78,551,615)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco V.I. Global Strategic Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Global Strategic Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg Global Aggregate Index (Index).  The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects a snapshot in time as of a

Invesco V.I. Global Strategic Income Fund

particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees, contractual management fees and total expense ratio were in the fifth, fourth and fifth quintile, respectively, of its expense group and discussed with management the reasons for such relative actual and contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products.   The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s position in a peer group that does not uniformly reflect the Fund’s income-focused strategy. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.

Invesco V.I. Global Strategic Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.

Invesco V.I. Global Strategic Income Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Government Money Market Fund

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGMKT-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-33.60%
U.S. Treasury Bills-32.21%(a)
U.S. Treasury Bills	4.07%	07/09/2026	$10,000	$9,991,286
U.S. Treasury Bills	3.65%	07/21/2026	10,000	9,979,944
U.S. Treasury Bills	3.64%	08/04/2026	20,000	19,932,094
U.S. Treasury Bills	3.91%	08/06/2026	5,000	4,981,170
U.S. Treasury Bills	3.58%	08/13/2026	5,000	4,978,978
U.S. Treasury Bills	3.67%	09/10/2026	15,000	14,892,317
U.S. Treasury Bills	3.74%	10/01/2026	20,000	19,810,922
U.S. Treasury Bills	3.71%	10/13/2026	10,000	9,894,122
U.S. Treasury Bills	3.72%	10/20/2026	10,000	9,886,842
U.S. Treasury Bills	3.82%	10/27/2026	5,000	4,938,214
U.S. Treasury Bills	3.73%	12/03/2026	15,000	14,763,302
U.S. Treasury Bills	3.75%	12/17/2026	10,000	9,827,245
U.S. Treasury Bills	3.55%	02/18/2027	7,000	6,845,269
U.S. Treasury Bills	3.80%	03/18/2027	10,000	9,735,847
U.S. Treasury Bills	3.79%	05/13/2027	7,000	6,775,728
				157,233,280
U.S. Treasury Notes-1.39%
U.S. Treasury Notes	3.94%	06/30/2027	7,000	6,766,060
Total U.S. Treasury Securities (Cost $163,999,340)				163,999,340
U.S. Government Sponsored Agency Securities-15.63%
Federal Farm Credit Bank (FFCB)-14.44%
Federal Farm Credit Bank (SOFR + 0.10%)(b)	3.72%	07/01/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	08/26/2026	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.75%	08/28/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	09/04/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	09/25/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	10/01/2026	4,000	4,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	10/15/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	12/02/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.71%	12/29/2026	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	12/30/2026	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	01/14/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.70%	03/11/2027	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.74%	05/06/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	3.67%	06/23/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.75%	09/02/2027	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.75%	09/22/2027	6,000	6,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	10/01/2027	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.70%	01/12/2028	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.71%	04/28/2028	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.71%	05/12/2028	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.77%	07/06/2028	2,000	2,000,000
				70,500,000
U.S. International Development Finance Corp. (DFC)-1.19%(c)
U.S. International Development Finance Corp. (3 mo. U.S. Treasury Bill Rate)	3.76%	07/07/2040	5,796	5,796,277
Total U.S. Government Sponsored Agency Securities (Cost $76,296,277)				76,296,277
U.S. Government Sponsored Agency Mortgage-Backed Securities-7.78%
Federal Home Loan Mortgage Corp. (FHLMC)-2.46%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.76%	09/04/2026	4,000	4,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.76%	10/16/2026	3,000	3,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)-(continued)
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.76%	10/29/2026	$2,000	$2,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.76%	09/22/2027	3,000	3,000,000
				12,000,000
Federal National Mortgage Association (FNMA)-5.32%
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.76%	08/21/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.76%	09/11/2026	4,000	4,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.76%	11/20/2026	2,000	2,000,000
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.76%	12/11/2026	5,000	5,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.71%	02/02/2028	7,000	7,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.71%	05/08/2028	4,000	4,000,000
				26,000,000
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $38,000,000)				38,000,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-57.01% (Cost $278,295,617)				278,295,617
			Repurchase Amount
Repurchase Agreements-46.62%(d)
Bank of Montreal, joint term agreement dated 06/30/2026, aggregate maturing value of $1,053,736,250 (collateralized by agency mortgage-backed securities valued at $1,071,000,003; 1.25% - 5.30%; 04/25/2027 - 05/20/2073)(e)	3.66%	08/04/2026	5,017,792	5,000,000
BMO Capital Markets Corp., joint term agreement dated 06/30/2026, aggregate maturing value of $1,003,177,500 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 6.50%; 10/15/2027 - 05/01/2056)(e)	3.69%	07/31/2026	3,009,533	3,000,000
BMO Capital Markets Corp., joint term agreement dated 06/30/2026, aggregate maturing value of $2,007,116,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,360; 0.01% - 7.00%; 09/25/2026 - 04/20/2076)(e)	3.66%	08/04/2026	15,053,375	15,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,258,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,575,500,001; 0.00% - 8.00%; 07/25/2026 - 05/20/2066)(f)	3.72%	07/01/2026	5,000,517	5,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/28/2025, aggregate maturing value of $2,000,206,666 (collateralized by agency mortgage-backed securities valued at $2,040,000,000; 1.52% - 7.50%; 09/25/2026 - 06/25/2060)(e)(f)	3.72%	07/01/2026	30,003,100	30,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/20/2025, aggregate maturing value of $4,143,991,111 (collateralized by U.S. Treasury obligations valued at $4,080,000,193; 0.00% - 4.63%; 10/27/2026 - 02/15/2053)(e)	3.88%	07/20/2026	31,079,933	30,000,000
BofA Securities, Inc., joint term agreement dated 07/28/2025, aggregate maturing value of $1,735,179,283 (collateralized by U.S. Treasury obligations valued at $1,769,700,321; 0.13% - 5.00%; 07/31/2026 - 05/15/2056)(e)(f)	3.72%	07/01/2026	10,001,033	10,000,000
BofA Securities, Inc., joint term agreement dated 07/29/2025, aggregate maturing value of $1,000,103,889 (collateralized by agency mortgage-backed securities valued at $1,020,000,006; 1.25% - 6.00%; 03/25/2036 - 10/20/2075)(e)(f)	3.74%	07/01/2026	10,001,039	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 06/22/2026, aggregate maturing value of $501,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 0.00% - 4.75%; 07/15/2026 - 05/15/2053)(e)	3.65%	07/22/2026	1,504,563	1,500,000
J.P. Morgan Securities LLC, joint open agreement dated 02/13/2026 (collateralized by agency mortgage-backed securities valued at $510,000,001; 2.00% - 5.41%; 05/25/2036 - 09/25/2055)(g)	3.66%	07/01/2026	10,030,542	10,000,000
Metropolitan Life Insurance Co., joint term agreement dated 06/24/2026, aggregate maturing value of $650,466,236 (collateralized by U.S. Treasury obligations valued at $678,401,307; 0.00%; 11/15/2038 - 05/15/2047)	3.66%	07/01/2026	15,011,132	15,000,456
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 06/24/2026, aggregate maturing value of $2,127,954,949 (collateralized by U.S. Treasury obligations valued at $2,172,402,045; 3.75% - 4.38%; 01/31/2027 - 08/31/2028)	3.67%	07/01/2026	9,894,556	9,887,500
Natixis, term agreement dated 03/20/2026, maturing value of $4,075,429 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $4,080,068; 0.13% - 6.13%; 10/15/2026 - 11/01/2055)	3.73%	09/18/2026	4,075,429	4,000,000
RBC Dominion Securities Inc., joint term agreement dated 05/28/2026, aggregate maturing value of $2,040,724,444 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,047,205,888; 0.00% - 8.00%; 07/31/2026 - 11/15/2067)(e)	3.74%	12/10/2026	7,142,536	7,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Government Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,020,366,425 (collateralized by U.S. Treasury obligations valued at $1,037,965,727; 0.00% - 5.00%; 07/02/2026 - 05/15/2056)(e)	3.87%	07/27/2026	$7,251,335	$7,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/26/2025, aggregate maturing value of $1,038,725,556 (collateralized by U.S. Treasury obligations valued at $1,053,423,319; 0.00% - 5.00%; 07/02/2026 - 05/15/2056)(e)	3.83%	08/26/2026	6,232,353	6,000,000
RBC Dominion Securities Inc., joint term agreement dated 08/27/2025, aggregate maturing value of $831,486,425 (collateralized by U.S. Treasury obligations valued at $846,091,252; 0.00% - 5.38%; 07/31/2026 - 11/15/2055)(e)	3.87%	07/24/2026	9,319,275	9,000,000
Royal Bank of Canada, joint term agreement dated 06/22/2026, aggregate maturing value of $3,011,254,167 (collateralized by U.S. Treasury obligations valued at $3,062,792,329; 0.00% - 4.63%; 07/02/2026 - 02/15/2055)(e)	3.65%	07/29/2026	8,632,262	8,600,000
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,103,585,637; 0.00% - 7.00%; 07/30/2026 - 03/01/2063)(e)	3.69%	09/01/2026	9,309,960	9,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 06/30/2026, aggregate maturing value of $4,000,405,556 (collateralized by agency mortgage-backed securities valued at $4,106,935,538; 2.00% - 5.50%; 02/20/2046 - 12/20/2055)	3.65%	07/01/2026	22,602,291	22,600,000
Wells Fargo Securities, LLC, joint term agreement dated 05/19/2026, aggregate maturing value of $1,130,304,000 (collateralized by agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $1,142,401,925; 0.00% - 5.50%; 07/02/2026 - 05/20/2056)	3.68%	08/17/2026	10,092,000	10,000,000
Total Repurchase Agreements (Cost $227,587,956)				227,587,956
TOTAL INVESTMENTS IN SECURITIES(h)-103.63% (Cost $505,883,573)				505,883,573
OTHER ASSETS LESS LIABILITIES-(3.63)%				(17,720,335)
NET ASSETS-100.00%				$488,163,238
Investment Abbreviations:
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(c)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on June 30, 2026.

(d)	Principal amount equals value at period end. See Note 1J.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(g)
Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(h)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Government Money Market Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$278,295,617
Repurchase agreements, at value and cost	227,587,956
Cash	90,467
Receivable for:
Fund shares sold	139,142
Interest	4,724,592
Investment for trustee deferred compensation and retirement plans	36,082
Other assets	247
Total assets	510,874,103
Liabilities:
Payable for:
Investments purchased	21,810,922
Fund shares reacquired	306,125
Dividends	41,004
Accrued fees to affiliates	477,144
Accrued trustees’ and officers’ fees and benefits	2,716
Accrued operating expenses	33,529
Trustee deferred compensation and retirement plans	39,425
Total liabilities	22,710,865
Net assets applicable to shares outstanding	$488,163,238
Net assets consist of:
Shares of beneficial interest	$488,346,196
Distributable earnings (loss)	(182,958)
$488,163,238
Net Assets:
Series I	$350,899,603
Series II	$137,263,635
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	350,998,077
Series II	137,302,258
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Government Money Market Fund

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$9,505,815
Expenses:
Advisory fees	378,527
Administrative services fees	475,143
Custodian fees	12,062
Distribution fees - Series II	167,770
Transfer agent fees	12,619
Trustees’ and officers’ fees and benefits	14,168
Reports to shareholders	5,406
Professional services fees	21,024
Other	4,230
Total expenses	1,090,949
Net investment income	8,414,866
Net realized gain from unaffiliated investment securities	35,078
Net increase in net assets resulting from operations	$8,449,944
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Government Money Market Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$8,414,866	$35,435,728
Net realized gain	35,078	74,200
Net increase in net assets resulting from operations	8,449,944	35,509,928
Distributions to shareholders from distributable earnings:
Series I	(6,299,920)	(29,870,003)
Series II	(2,114,946)	(5,565,725)
Total distributions from distributable earnings	(8,414,866)	(35,435,728)
Share transactions-net:
Series I	(11,150,669)	(424,226,386)
Series II	(2,548,860)	(15,169,131)
Net increase (decrease) in net assets resulting from share transactions	(13,699,529)	(439,395,517)
Net increase (decrease) in net assets	(13,664,451)	(439,321,317)
Net assets:
Beginning of period	501,827,689	941,149,006
End of period	$488,163,238	$501,827,689
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Government Money Market Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Six months ended 06/30/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.70%	$350,900	0.37%(c)	0.37%(c)	3.40%(c)
Year ended 12/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	4.01	362,025	0.38	0.38	3.97
Year ended 12/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.98	786,174	0.36	0.36	4.87
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.86	784,405	0.36	0.36	4.75
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.45	968,240	0.28	0.28	1.50
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	688,779	0.07	0.34	0.01
Series II
Six months ended 06/30/26	1.00	0.02	0.00	0.02	(0.02)	1.00	1.57	137,264	0.62 (c)	0.62 (c)	3.15 (c)
Year ended 12/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.76	139,803	0.63	0.63	3.72
Year ended 12/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.72	154,975	0.61	0.61	4.62
Year ended 12/31/23	1.00	0.05	0.00	0.05	(0.05)	1.00	4.60	118,430	0.61	0.61	4.50
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.25	107,954	0.48	0.53	1.30
Year ended 12/31/21	1.00	0.00	-	0.00	(0.00)	1.00	0.01	78,539	0.07	0.59	0.01

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Government Money Market Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Money Market Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual
9
Invesco V.I. Government Money Market Fund

results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of 0.15% of the Fund’s average daily net assets.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $111,384 for accounting and fund administrative services and was reimbursed $363,759 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. 12b-1 fees before fee waivers are shown as Distribution fees in the Statement of Operations.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
10
Invesco V.I. Government Money Market Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$219,512	$-	$219,512

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	216,717,626	$216,717,626	1,614,159,751	$1,614,159,751
Series II	19,414,249	19,414,249	26,997,703	26,997,703
Issued as reinvestment of dividends:
Series I	2,923,698	2,923,698	29,489,406	29,489,406
Series II	1,056,801	1,056,801	5,565,725	5,565,725
Reacquired:
Series I	(230,791,993)	(230,791,993)	(2,067,875,543)	(2,067,875,543)
Series II	(23,019,910)	(23,019,910)	(47,732,559)	(47,732,559)
Net increase (decrease) in share activity	(13,699,529)	$(13,699,529)	(439,395,517)	$(439,395,517)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. Government Money Market Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Money Market Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the T-Bill 3 Month Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one, three and five year periods.  The Board recognized that the performance data reflects
12
Invesco V.I. Government Money Market Fund

a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each below the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.  The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee before the application of advisory fee waivers/expense limitations) to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The
Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
13
Invesco V.I. Government Money Market Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
14
Invesco V.I. Government Money Market Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Government Securities Fund

2	Schedule of Investments
7	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
16	Approval of Investment Advisory and Sub-Advisory Contracts
18	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIGOV-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–52.95%
Collateralized Mortgage Obligations–6.46%
Fannie Mae ACES, Series 2019-M5, Class A2, 3.27%, 02/25/2029	$4,365,611	$4,248,338
Fannie Mae REMICs,
1.50%, 01/25/2028	88,637	87,644
6.50%, 03/25/2032	107,401	111,482
5.75%, 10/25/2035	17,613	17,935
4.04% (30 Day Average SOFR + 0.41%), 05/25/2036(a)	479,730	475,767
4.19% (30 Day Average SOFR + 0.56%), 03/25/2037(a)	325,876	324,073
6.59%, 06/25/2039(b)	585,110	607,464
4.00%, 07/25/2040	308,329	302,184
4.24% (30 Day Average SOFR + 0.61%), 05/25/2041(a)	64,298	64,266
4.26% (30 Day Average SOFR + 0.63%), 11/25/2041(a)	318,320	317,693
4.08% (30 Day Average SOFR + 0.43%), 08/25/2044(a)	372,190	364,546
4.24% (30 Day Average SOFR + 0.59%), 02/25/2056(a)	749,933	746,679
4.18% (30 Day Average SOFR + 0.53%), 12/25/2056(a)	933,114	916,548
IO, 2.00%, 03/25/2051(c)	2,207,614	301,610
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KS11, Class AFX1, 2.15%, 12/25/2028	2,667,199	2,596,591
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,802,608
Freddie Mac REMICs,
4.21% (30 Day Average SOFR + 0.61%), 12/15/2035(a)	307,794	307,325
4.01% (30 Day Average SOFR + 0.41%), 03/15/2036 to 09/15/2044(a)	346,481	345,211
4.11% (30 Day Average SOFR + 0.46%), 11/15/2036(a)	518,501	513,399
4.08% (30 Day Average SOFR + 0.48%), 03/15/2037(a)	288,671	286,394
4.11% (30 Day Average SOFR + 0.51%), 06/15/2037(a)	459,403	456,396
4.57% (30 Day Average SOFR + 0.97%), 11/15/2039(a)	159,992	161,617
4.16% (30 Day Average SOFR + 0.56%), 03/15/2040 to 02/15/2042(a)	959,942	954,411
Freddie Mac STRIPS, 4.11%(30 Day Average SOFR + 0.46%), 10/15/2037(a)	385,185	381,404
		19,691,585
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–11.11%
8.50%, 12/01/2026 to 08/01/2031	$8,740	$8,994
7.05%, 05/20/2027	808	809
6.50%, 08/01/2028 to 12/01/2035	369,440	383,914
7.00%, 08/01/2028 to 11/01/2035	493,277	521,800
6.00%, 09/01/2029 to 12/01/2053	4,276,316	4,403,795
7.50%, 09/01/2030 to 06/01/2035	172,745	176,633
6.03%, 10/20/2030	136,406	137,430
8.00%, 11/17/2030 to 02/01/2035	25,404	25,736
3.00%, 02/01/2032 to 01/01/2050	6,818,765	6,091,432
2.50%, 09/01/2034 to 12/01/2050	8,546,768	7,775,197
5.00%, 01/01/2037 to 01/01/2040	241,049	243,519
4.50%, 01/01/2040 to 08/01/2041	1,287,807	1,273,447
5.50%, 11/01/2052 to 05/01/2053	10,767,708	10,942,312
ARM, 6.42% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.88%), 09/01/2035(a)	485,245	500,135
6.26% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.85%), 07/01/2036(a)	466,036	481,649
6.26% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.51%), 10/01/2036(a)	108,305	110,743
6.51% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.91%), 10/01/2036(a)	18,475	19,198
6.36% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.95%), 11/01/2037(a)	93,329	96,243
6.33% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.08%), 01/01/2038(a)	13,417	13,796
6.25% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.89%), 07/01/2038(a)	92,779	95,520
6.22% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.79%), 06/01/2043(a)	134,824	139,255
5.89% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.64%), 01/01/2048(a)	377,359	391,641
		33,833,198
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal National Mortgage Association (FNMA)–10.04%
6.50%, 07/01/2026 to 11/01/2037	$282,960	$295,063
7.50%, 12/01/2026 to 08/01/2037	615,347	628,464
3.50%, 05/01/2027 to 08/01/2027	158,756	157,455
6.00%, 06/01/2027 to 11/01/2055	7,535,291	7,783,217
7.00%, 01/01/2028 to 02/01/2036	183,682	193,276
8.00%, 12/01/2029 to 07/01/2037	319,284	330,427
8.50%, 11/01/2030 to 12/01/2036	71,891	74,894
3.00%, 12/01/2031 to 03/01/2050	2,999,146	2,771,698
5.00%, 08/01/2033 to 04/01/2053	2,522,679	2,506,297
2.50%, 12/01/2034 to 08/01/2051	6,471,746	6,032,564
5.50%, 04/01/2035 to 05/01/2035	335,947	340,573
2.00%, 09/01/2035 to 03/01/2051	5,423,071	4,581,662
4.50%, 06/01/2039 to 08/01/2041	1,188,817	1,170,160
4.00%, 09/01/2043 to 12/01/2048	3,285,419	3,141,256
ARM, 6.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	240,472	247,698
5.93% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	24,816	25,717
6.05% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.72%), 03/01/2038(a)	8,854	9,075
6.12% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.77%), 02/01/2042(a)	85,503	88,366
6.27% (1 yr. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.52%), 08/01/2043(a)	58,877	60,539
6.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	122,264	125,471
		30,563,872
	Principal Amount	Value
Government National Mortgage Association (GNMA)–18.78%
6.50%, 04/15/2027 to 09/15/2034	$328,287	$338,606
6.38%, 10/20/2027	10,331	10,362
7.00%, 11/15/2027 to 12/15/2036	194,841	198,978
7.50%, 08/15/2028 to 10/15/2035	123,783	127,200
6.00%, 09/15/2029 to 08/15/2033	91,981	93,050
8.00%, 12/15/2030 to 01/15/2037	195,420	199,507
6.10%, 12/20/2033	816,438	836,827
5.64%, 08/20/2034(b)	181,052	183,141
8.50%, 10/15/2036 to 01/15/2037	90,101	91,077
5.88%, 01/20/2039(b)	834,953	853,802
4.55% (1 mo. Term SOFR + 0.91%), 09/16/2039(a)	224,394	225,728
4.45% (1 mo. Term SOFR + 0.81%), 05/20/2040(a)	615,900	618,063
4.53%, 07/20/2041(b)	181,652	180,672
5.25%, 09/20/2041	469,646	485,342
4.00% (1 mo. Term SOFR + 0.36%), 01/20/2042(a)	7,269	7,214
3.50%, 10/20/2042 to 06/20/2050	3,825,950	3,460,767
4.03% (1 mo. Term SOFR + 0.41%), 08/20/2047(a)	1,341,147	1,310,211
3.00%, 10/20/2048 to 11/20/2049	6,710,047	6,011,073
2.50%, 07/20/2049	1,918,711	1,702,275
TBA, 2.00%, 07/01/2056(d)	12,000,000	9,832,443
2.50%, 07/01/2056(d)	10,708,000	9,144,465
4.50%, 07/01/2056(d)	7,500,000	7,204,967
5.00%, 07/01/2056(d)	12,050,000	11,881,742
Series 2020-137, Class A, 1.50%, 04/16/2062	2,927,699	2,191,301
		57,188,813
Uniform Mortgage-Backed Securities–6.56%
TBA, 4.50%, 07/01/2041(d)	8,673,000	8,570,926
5.00%, 07/01/2041(d)	11,354,700	11,402,073
		19,972,999
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $167,326,654)		161,250,467
U.S. Treasury Securities–28.86%
U.S. Treasury Bills–0.63%
3.61% - 3.64%, 09/17/2026(e)(f)	1,926,000	1,910,808
U.S. Treasury Bonds–1.10%
5.38%, 02/15/2031	3,200,000	3,360,125
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Notes–27.13%
1.50%, 08/15/2026	$5,450,000	$5,434,028
1.13%, 02/28/2027	9,159,000	8,987,855
2.38%, 05/15/2027	3,700,000	3,646,574
3.94%, 06/30/2027	1,900,000	1,833,813
4.38%, 07/15/2027	5,000,000	5,012,999
3.63%, 08/31/2027	9,800,000	9,744,109
3.38%, 09/15/2027	9,800,000	9,711,953
2.25%, 11/15/2027	2,900,000	2,826,877
2.75%, 02/15/2028	1,900,000	1,858,252
1.25%, 06/30/2028	4,500,000	4,251,621
2.88%, 08/15/2028	7,500,000	7,305,908
2.38%, 05/15/2029	2,600,000	2,475,891
1.63%, 08/15/2029	400,000	370,750
3.63%, 08/31/2030	9,790,000	9,578,521
3.88%, 12/31/2032	9,800,000	9,570,504
		82,609,655
Total U.S. Treasury Securities (Cost $89,604,592)		87,880,588
Certificates of Deposit–14.59%
Diversified Banks–14.59%
Bank of Nova Scotia (Canada),
4.04% (SOFR + 0.40%), 02/09/2027(a)	5,000,000	5,004,180
3.94% (SOFR + 0.30%), 02/24/2027(a)	4,400,000	4,406,644
BNP Paribas S.A. (France), 3.95% (SOFR + 0.31%), 02/05/2027(a)	7,000,000	7,002,740
Credit Agricole Corporate and Investment Bank (France), 3.98% (SOFR + 0.34%), 08/28/2026(a)	6,000,000	6,001,917
Credit Industriel et Commercial (France), 3.97% (SOFR + 0.33%), 08/20/2026(a)	4,000,000	4,001,347
Royal Bank of Canada (Canada), 3.97% (SOFR + 0.33%), 07/09/2026(a)	9,000,000	9,000,442
Standard Chartered Bank (United Kingdom), 3.97% (SOFR + 0.33%), 07/24/2026(a)	9,000,000	9,000,882
Total Certificates of Deposit (Cost $44,400,000)		44,418,152

Asset-Backed Securities–10.31%(g)
Angel Oak Mortgage Trust, Series 2025-HB1, Class A1, 5.43% (30 Day Average SOFR + 1.80%), 02/25/2055(a)(h)	404,255	407,219
Bank, Series 2017-BNK5, Class AS, 3.62%, 06/15/2060	1,800,000	1,768,711
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 0.00%, 01/25/2035(b)(i)	142,527	138,264
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	560,119	518,537
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	785,686	735,973
CHNGE Mortgage Trust, Series 2023-3, Class A1, 7.10%, 07/25/2058(h)	647,001	645,441
Cross Mortgage Trust, Series 2026- NQM3, Class A3, 5.48%, 03/25/2071(h)	2,864,699	2,845,030
Principal Amount		Value

Ellington Financial Mortgage Trust, Series 2022-3, Class A1, 5.00%, 08/25/2067(h)	$697,924	$696,309
FRESB Mortgage Trust, Series 2019- SB63, Class A5, 4.41% (30 Day Average SOFR + 0.81%), 02/25/2039(a)	2,004,173	1,994,461
GS Mortgage-Backed Securities Corp. Trust, Series 2025-NQM6, Class A1, 5.02%, 02/25/2066(h)	2,794,668	2,771,758
GS Mortgage-Backed Securities Trust,
Series 2025-HE1, Class A1, 5.18% (30 Day Average SOFR + 1.55%), 10/25/2055(a)(h)	909,059	913,191
Series 2025-HE2, Class A1, 5.18% (30 Day Average SOFR + 1.55%), 12/25/2065(a)(h)	2,931,433	2,944,999
Series 2025-HE2, Class M1, 5.53% (30 Day Average SOFR + 1.90%), 12/25/2065(a)(h)	810,000	817,726
Series 2025-PJ4, Class A4, 6.00%, 09/25/2055(b)(h)	888,266	889,119
Series 2026-CES1, Class A1, 4.90%, 05/25/2056(h)	748,189	741,413
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-1, Class A3, 5.50%, 04/25/2056(b)(h)	2,822,268	2,822,559
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 4.51% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(h)	516,148	510,581
OBX Trust, Series 2026-R1, Class A3, 5.29%, 01/25/2063(h)	2,801,953	2,764,716
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(h)	737,708	696,970
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(h)	1,189,968	1,142,303
Series 2021-2A, Class B, 2.82%, 04/20/2046(h)	2,346,667	2,190,473
Verus Securitization Trust, Series 2023-INV3, Class A3, 7.73%, 11/25/2068(b)(h)	2,420,229	2,435,616
Total Asset-Backed Securities (Cost $31,831,940)		31,391,369
Commercial Paper–8.86%
Diversified Banks–4.60%
Bank of Montreal (Canada), 4.03% (SOFR + 0.39%), 02/17/2027(a)	8,000,000	8,003,472
Westpac Banking Corp. (Australia), 3.91%, 02/23/2027(h)	6,000,000	6,000,403
		14,003,875
Electric Utilities–0.98%
Avangrid, Inc., 0.00%, 07/21/2026(h)(i)	3,000,000	2,993,145
Health Care REITs–3.28%
Alexandria Real Estate Equities, Inc.,
4.19%, 07/13/2026(h)	4,000,000	3,994,387
4.22%, 07/13/2026(h)	3,000,000	2,995,790
0.00%, 07/20/2026(h)(i)	3,000,000	2,993,473
		9,983,650
Total Commercial Paper (Cost $26,975,828)		26,980,670
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Government Securities Fund

Principal Amount		Value

Collateralized Mortgage Obligations–2.38%
Federal National Mortgage Association, 0.75%, 10/08/2027	$6,000,000	$5,752,393
Uniform Mortgage-Backed Securities,
TBA, 3.00%, 07/01/2056(d)	1,705,000	1,486,813
TBA, 4.00%, 07/01/2041(d)	8,000	7,771
Total Collateralized Mortgage Obligations (Cost $7,482,313)		7,246,977
Shares
Money Market Funds–1.23%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(j)(k) (Cost $3,733,793)	3,733,793	3,733,793
TOTAL INVESTMENTS IN SECURITIES–119.18% (Cost $371,355,120)		362,902,016
OTHER ASSETS LESS LIABILITIES—(19.18)%		(58,390,193)
NET ASSETS–100.00%		$304,511,823

Securities Sold Short
Principal Amount	Value
U.S. Government Sponsored Agency Mortgage-Backed Securities Short–(2.46)%
Uniform Mortgage-Backed Securities–(2.46)%
TBA, 2.50%, 07/01/2041(d)	$(6,789,000)	$(6,349,560)
TBA, 2.00%, 07/01/2056(d)	(1,440,000)	(1,150,193)
Total Securities Sold Short (Proceeds $(7,488,552))	(7,499,753)
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IBOR	– Interbank Offered Rate
IO	– Interest Only
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on June 30, 2026.

(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1L.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K.
(g)	Non-U.S. government sponsored securities.
(h)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $46,467,131, which represented 15.26% of the Fund’s Net Assets.

(i)	Zero coupon bond issued at a discount.
(j)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,949,906	$87,587,670	$(99,803,783)	$-	$-	$3,733,793	$116,900
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	1,699,650	(1,699,650)	-	-	-	178*
Total	$15,949,906	$89,287,320	$(101,503,433)	$-	$-	$3,733,793	$117,078

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Government Securities Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	255	September-2026	$52,563,867	$(72,847)	$(72,847)
U.S. Treasury 5 Year Notes	693	September-2026	74,183,484	134,534	134,534
U.S. Treasury 10 Year Notes	240	September-2026	26,373,750	172,620	172,620
U.S. Treasury 10 Year Ultra Notes	62	September-2026	6,973,063	65,662	65,662
U.S. Treasury Ultra Bonds	27	September-2026	3,136,219	77,297	77,297
Subtotal—Long Futures Contracts				377,266	377,266
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	119	September-2026	(13,506,500)	(363,158)	(363,158)
Total Futures Contracts				$14,108	$14,108

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Receive	SOFR	Annually	(3.57)%	Annually	01/30/2031	USD	7,049,000	—	$95,210	$95,210

SOFR	–Secured Overnight Financing Rate
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Government Securities Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $367,621,327)	$359,168,223
Investments in affiliated money market funds, at value (Cost $3,733,793)	3,733,793
Other investments:
Variation margin receivable—centrally cleared swap agreements	25,803
Deposits with brokers:
Cash collateral — centrally cleared swap agreements	194,503
Cash	32,633
Receivable for:
TBA sales commitment	19,103,040
Fund shares sold	138,739
Dividends	15,858
Interest	1,476,474
Principal paydowns	35,678
Investment for trustee deferred compensation and retirement plans	218,559
Other assets	94
Total assets	384,143,397
Liabilities:
Other investments:
Securities sold short, at value (proceeds $7,488,552)	7,499,753
Variation margin payable — futures contracts	169,906
Payable for:
TBA purchased commitment	71,278,817
Interest on short sales	8,032
Fund shares reacquired	122,408
Accrued fees to affiliates	278,561
Accrued trustees’ and officers’ fees and benefits	366
Accrued other operating expenses	51,560
Trustee deferred compensation and retirement plans	222,171
Total liabilities	79,631,574
Net assets applicable to shares outstanding	$304,511,823
Net assets consist of:
Shares of beneficial interest	$336,521,214
Distributable earnings (loss)	(32,009,391)
$304,511,823
Net Assets:
Series I	$161,014,844
Series II	$143,496,979
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	15,142,934
Series II	13,642,306
Series I:
Net asset value per share	$10.63
Series II:
Net asset value per share	$10.52
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$5,465,839
Dividends from affiliated money market funds (includes net securities lending income of $27)	116,927
Total investment income	5,582,766
Expenses:
Advisory fees	764,607
Administrative services fees	258,369
Custodian fees	20,453
Distribution fees - Series II	178,995
Transfer agent fees	8,220
Trustees’ and officers’ fees and benefits	11,924
Reports to shareholders	4,440
Professional services fees	20,045
Other	1,424
Total expenses	1,268,477
Less: Fees waived and/or expenses reimbursed	(3,232)
Net expenses	1,265,245
Net investment income	4,317,521
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(268,253)
Futures contracts	(3,467,370)
Swap agreements	1,460
(3,734,163)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(1,297,521)
Futures contracts	92,329
Securities sold short	(11,207)
Swap agreements	95,210
(1,121,189)
Net realized and unrealized gain (loss)	(4,855,352)
Net increase (decrease) in net assets resulting from operations	$(537,831)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Government Securities Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$4,317,521	$8,847,998
Net realized gain (loss)	(3,734,163)	4,068,905
Change in net unrealized appreciation (depreciation)	(1,121,189)	9,246,596
Net increase (decrease) in net assets resulting from operations	(537,831)	22,163,499
Distributions to shareholders from distributable earnings:
Series I	—	(5,477,633)
Series II	—	(4,160,161)
Total distributions from distributable earnings	—	(9,637,794)
Share transactions–net:
Series I	(16,160,305)	913,270
Series II	(2,695,165)	(10,983,812)
Net increase (decrease) in net assets resulting from share transactions	(18,855,470)	(10,070,542)
Net increase (decrease) in net assets	(19,393,301)	2,455,163
Net assets:
Beginning of period	323,905,124	321,449,961
End of period	$304,511,823	$323,905,124
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. Government Securities Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$10.65	$0.15	$(0.17)	$(0.02)	$—	$10.63	(0.19)%	$161,015	0.70%(d)	0.70%(d)	2.88%(d)	180%
Year ended 12/31/25	10.23	0.30	0.45	0.75	(0.33)	10.65	7.37	177,368	0.70	0.70	2.87	379
Year ended 12/31/24	10.32	0.29	(0.11)	0.18	(0.27)	10.23	1.72	169,900	0.70	0.70	2.80	314
Year ended 12/31/23	10.08	0.22	0.23	0.45	(0.21)	10.32	4.62	180,715	0.69	0.69	2.18	233
Year ended 12/31/22	11.48	0.15	(1.33)	(1.18)	(0.22)	10.08	(10.29)	177,203	0.68	0.68	1.38	168
Year ended 12/31/21	12.04	0.11	(0.38)	(0.27)	(0.29)	11.48	(2.27)	235,924	0.68	0.68	0.92	170
Series II
Six months ended 06/30/26	10.54	0.14	(0.16)	(0.02)	—	10.52	(0.19)	143,497	0.95 (d)	0.95 (d)	2.63 (d)	180
Year ended 12/31/25	10.14	0.28	0.42	0.70	(0.30)	10.54	6.95	146,537	0.95	0.95	2.62	379
Year ended 12/31/24	10.23	0.26	(0.11)	0.15	(0.24)	10.14	1.48	151,550	0.95	0.95	2.55	314
Year ended 12/31/23	9.98	0.19	0.24	0.43	(0.18)	10.23	4.46	155,590	0.94	0.94	1.93	233
Year ended 12/31/22	11.37	0.12	(1.32)	(1.20)	(0.19)	9.98	(10.58)	159,919	0.93	0.93	1.13	168
Year ended 12/31/21	11.92	0.08	(0.37)	(0.29)	(0.26)	11.37	(2.43)	196,932	0.93	0.93	0.67	170

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. Government Securities Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Government Securities Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
10
Invesco V.I. Government Securities Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund.
11
Invesco V.I. Government Securities Fund

Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, there were no securities lending transactions with the Adviser. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Other Risks - Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.500%
Over $250 million	0.450%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.49%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $3,232.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and
12
Invesco V.I. Government Securities Fund

periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $24,238 for accounting and fund administrative services and was reimbursed $234,131 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$161,250,467	$—	$161,250,467
U.S. Treasury Securities	—	87,880,588	—	87,880,588
Certificates of Deposit	—	44,418,152	—	44,418,152
Asset-Backed Securities	—	31,391,369	—	31,391,369
Commercial Paper	—	26,980,670	—	26,980,670
Collateralized Mortgage Obligations	—	7,246,977	—	7,246,977
Money Market Funds	3,733,793	—	—	3,733,793
Total Investments in Securities	3,733,793	359,168,223	—	362,902,016
Other Investments - Assets*
Futures Contracts	450,113	—	—	450,113
Swap Agreements	—	95,210	—	95,210
	450,113	95,210	—	545,323
Other Investments - Liabilities*
Securities Sold Short	—	(7,499,753)	—	(7,499,753)
Futures Contracts	(436,005)	—	—	(436,005)
	(436,005)	(7,499,753)	—	(7,935,758)
Total Other Investments	14,108	(7,404,543)	—	(7,390,435)
Total Investments	$3,747,901	$351,763,680	$—	$355,511,581

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Securities sold short are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
13
Invesco V.I. Government Securities Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Interest Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$450,113
Unrealized appreciation on swap agreements — Centrally Cleared(a)	95,210
Total Derivative Assets	545,323
Derivatives not subject to master netting agreements	(545,323)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(436,005)
Derivatives not subject to master netting agreements	436,005
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Futures contracts	$(3,467,370)
Swap agreements	1,460
Change in Net Unrealized Appreciation:
Futures contracts	92,329
Swap agreements	95,210
Total	$(3,278,371)
The table below summarizes the average notional value of derivatives held during the period.
	Futures Contracts	Swap Agreements
Average notional value	$189,497,504	$7,049,000

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
14
Invesco V.I. Government Securities Fund

The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$14,147,960	$19,640,884	$33,788,844
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $12,832,714 and $7,656,041, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,317,509
Aggregate unrealized (depreciation) of investments	(9,774,360)
Net unrealized appreciation (depreciation) of investments	$(8,456,851)
Cost of investments for tax purposes is $363,968,432.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	981,428	$10,449,349	2,827,559	$30,076,193
Series II	729,749	7,688,030	1,179,695	12,362,764
Issued as reinvestment of dividends:
Series I	-	-	516,271	5,477,633
Series II	-	-	395,452	4,160,161
Reacquired:
Series I	(2,500,324)	(26,609,654)	(3,282,943)	(34,640,556)
Series II	(985,314)	(10,383,195)	(2,624,660)	(27,506,737)
Net increase (decrease) in share activity	(1,774,461)	$(18,855,470)	(988,626)	$(10,070,542)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco V.I. Government Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Government Securities Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Government Intermediate Index (Index).  The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one and five year periods and the first quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one year period, reasonably comparable to the
16
Invesco V.I. Government Securities Fund

performance of the Index for the three year period and below the performance of the Index for the five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products.  The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
17
Invesco V.I. Government Securities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
18
Invesco V.I. Government Securities Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Growth and Income Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Approval of Investment Advisory and Sub-Advisory Contracts
17	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VK-VIGRI-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.86%
Aerospace & Defense–1.50%
RTX Corp.	54,392	$10,319,795
Textron, Inc.	99,815	9,156,030
		19,475,825
Air Freight & Logistics–1.38%
FedEx Corp.	57,427	17,982,117
Asset Management & Custody Banks–0.98%
KKR & Co., Inc., Class A	138,613	12,721,901
Automobile Manufacturers–1.17%
General Motors Co.	197,298	15,207,730
Biotechnology–0.92%
Regeneron Pharmaceuticals, Inc.	19,186	11,963,238
Broadline Retail–3.15%
Amazon.com, Inc.(b)	171,894	40,969,216
Building Products–2.40%
Johnson Controls International PLC	213,337	31,170,669
Cargo Ground Transportation–0.62%
FedEx Freight Holding Co., Inc.(b)	53,316	8,050,716
Communications Equipment–1.59%
Cisco Systems, Inc.	176,398	20,719,709
Consumer Finance–0.84%
Capital One Financial Corp.	54,697	10,973,312
Consumer Staples Merchandise Retail–0.86%
Dollar General Corp.	96,910	11,155,310
Diversified Banks–7.54%
Bank of America Corp.	654,228	37,277,912
PNC Financial Services Group, Inc. (The)	82,338	20,273,262
Wells Fargo & Co.	488,981	40,409,390
		97,960,564
Electric Utilities–3.03%
American Electric Power Co., Inc.	82,323	11,262,610
FirstEnergy Corp.	174,863	8,312,987
PPL Corp.	544,624	19,797,082
		39,372,679
Electrical Components & Equipment–2.28%
Emerson Electric Co.	95,986	13,740,396
Vertiv Holdings Co., Class A	47,618	15,943,459
		29,683,855
Electronic Components–2.03%
Coherent Corp.(b)	66,845	26,368,347
Fertilizers & Agricultural Chemicals–0.87%
Corteva, Inc.	133,744	11,326,779
Shares		Value
Food Distributors–3.45%
Sysco Corp.	236,149	$19,737,333
US Foods Holding Corp.(b)	246,127	25,166,486
		44,903,819
Health Care Equipment–2.20%
Becton, Dickinson and Co.	82,451	12,477,310
Medtronic PLC	205,206	16,053,265
		28,530,575
Health Care REITs–0.74%
Alexandria Real Estate Equities, Inc.(c)	181,176	9,575,152
Health Care Services–1.72%
CVS Health Corp.	216,390	22,385,545
Hotels, Resorts & Cruise Lines–0.72%
Booking Holdings, Inc.	52,722	9,397,169
Industrial Machinery & Supplies & Components–3.00%
Fortive Corp.	250,177	15,283,313
Parker-Hannifin Corp.	24,193	23,663,657
		38,946,970
Insurance Brokers–1.47%
Willis Towers Watson PLC	73,180	19,127,057
Integrated Oil & Gas–4.00%
Chevron Corp.	107,280	17,782,733
Exxon Mobil Corp.	76,120	10,407,126
Occidental Petroleum Corp.	262,664	12,757,590
Shell PLC (United Kingdom)	283,807	11,027,315
		51,974,764
Interactive Media & Services–4.38%
Alphabet, Inc., Class A	118,999	42,526,673
Meta Platforms, Inc., Class A	25,646	14,446,135
		56,972,808
Investment Banking & Brokerage–2.67%
Charles Schwab Corp. (The)	232,062	21,412,361
Goldman Sachs Group, Inc. (The)	13,093	13,241,867
		34,654,228
IT Consulting & Other Services–0.56%
Cognizant Technology Solutions Corp., Class A	187,528	7,262,959
Life Sciences Tools & Services–1.54%
IQVIA Holdings, Inc.(b)	47,650	9,206,933
Thermo Fisher Scientific, Inc.	21,684	10,871,490
		20,078,423
Managed Health Care–2.57%
Elevance Health, Inc.	31,534	12,195,144
UnitedHealth Group, Inc.	51,146	21,257,812
		33,452,956
Movies & Entertainment–1.63%
Walt Disney Co. (The)(c)	219,697	21,145,836
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Growth and Income Fund

Shares		Value
Multi-Utilities–1.04%
Sempra	146,198	$13,554,017
Oil & Gas Equipment & Services–0.98%
SLB Ltd.	272,788	12,681,914
Oil & Gas Exploration & Production–1.75%
ConocoPhillips	218,628	22,728,567
Personal Care Products–1.33%
Estee Lauder Cos., Inc. (The), Class A	219,481	17,328,025
Pharmaceuticals–5.64%
Bristol-Myers Squibb Co.	209,498	12,071,275
Johnson & Johnson	86,281	21,912,786
Merck & Co., Inc.	201,860	25,939,010
Sanofi S.A.	157,141	13,436,115
		73,359,186
Property & Casualty Insurance–0.98%
American International Group, Inc.	170,744	12,725,550
Real Estate Services–1.49%
CBRE Group, Inc., Class A(b)	143,377	19,311,448
Regional Banks–2.34%
Citizens Financial Group, Inc.	433,124	30,348,999
Restaurants–1.27%
Starbucks Corp.	161,719	16,526,065
Semiconductor Materials & Equipment–2.68%
Lam Research Corp.	52,014	22,539,227
Qnity Electronics, Inc.	75,414	12,315,860
		34,855,087
Semiconductors–6.72%
Broadcom, Inc.	24,878	9,397,664
Microchip Technology, Inc.	312,288	28,480,666
NVIDIA Corp.	141,401	28,292,926
NXP Semiconductors N.V. (Netherlands)	63,027	17,712,478
Rambus, Inc.(b)	25,869	3,433,851
		87,317,585
Specialty Chemicals–1.60%
DuPont de Nemours, Inc.	70,578	9,573,200
Shares		Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	92,134	$11,174,933
		20,748,133
Systems Software–2.57%
Microsoft Corp.	89,686	33,454,672
Tobacco–2.67%
Philip Morris International, Inc. (Switzerland)	191,885	34,713,915
Trading Companies & Distributors–2.03%
Ferguson Enterprises, Inc.	59,381	14,092,893
Sunbelt Rentals Holdings, Inc.	163,626	12,240,861
		26,333,754
Wireless Telecommunication Services–0.96%
T-Mobile US, Inc.	74,453	12,488,002
Total Common Stocks & Other Equity Interests (Cost $774,375,952)		1,271,985,147
Money Market Funds–2.11%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	9,598,986	9,598,986
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	17,826,787	17,826,787
Total Money Market Funds (Cost $27,425,773)		27,425,773
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $801,801,725)		1,299,410,920
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.46%
Invesco Private Government Fund, 3.62%(d)(e)(f)	8,832,711	8,832,711
Invesco Private Prime Fund, 3.77%(d)(e)(f)	23,096,526	23,098,835
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,931,546)		31,931,546
TOTAL INVESTMENTS IN SECURITIES–102.43% (Cost $833,733,271)		1,331,342,466
OTHER ASSETS LESS LIABILITIES—(2.43)%		(31,598,825)
NET ASSETS–100.00%		$1,299,743,641
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,581,258	$40,135,250	$(40,117,522)	$-	$-	$9,598,986	$130,522
Invesco Treasury Portfolio, Institutional Class	17,793,862	74,536,894	(74,503,969)	-	-	17,826,787	240,789
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Growth and Income Fund

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,135,050	$183,338,041	$(178,640,380)	$-	$-	$8,832,711	$79,132*
Invesco Private Prime Fund	10,632,141	362,906,144	(350,434,307)	-	(5,143)	23,098,835	217,160*
Total	$42,142,311	$660,916,329	$(643,696,178)	$-	$(5,143)	$59,357,319	$667,603

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
07/31/2026	Bank of New York Mellon (The)	USD	434,827	GBP	328,551	$970
Currency Risk
07/31/2026	Bank of New York Mellon (The)	EUR	8,898,109	USD	10,137,607	(41,335)
07/31/2026	Bank of New York Mellon (The)	GBP	6,497,096	USD	8,578,408	(39,491)
Subtotal—Depreciation						(80,826)
Total Forward Foreign Currency Contracts						$(79,856)

Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Growth and Income Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $774,375,952)*	$1,271,985,147
Investments in affiliated money market funds, at value (Cost $59,357,319)	59,357,319
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	970
Foreign currencies, at value (Cost $993,024)	990,235
Receivable for:
Investments sold	3,738,977
Fund shares sold	310,404
Dividends	1,756,442
Investment for trustee deferred compensation and retirement plans	227,728
Other assets	419
Total assets	1,338,367,641
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	80,826
Payable for:
Investments purchased	3,405,734
Fund shares reacquired	1,754,375
Collateral upon return of securities loaned	31,931,546
Accrued fees to affiliates	1,192,522
Accrued trustees’ and officers’ fees and benefits	124
Accrued other operating expenses	24,956
Trustee deferred compensation and retirement plans	233,917
Total liabilities	38,624,000
Net assets applicable to shares outstanding	$1,299,743,641
Net assets consist of:
Shares of beneficial interest	$670,266,337
Distributable earnings	629,477,304
$1,299,743,641
Net Assets:
Series I	$256,696,129
Series II	$1,043,047,512
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	11,102,880
Series II	45,146,452
Series I:
Net asset value per share	$23.12
Series II:
Net asset value per share	$23.10

*	At June 30, 2026, securities with an aggregate value of $30,274,186 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $153,358)	$12,034,604
Dividends from affiliated money market funds (includes net securities lending income of $15,467)	386,778
Total investment income	12,421,382
Expenses:
Advisory fees	3,698,083
Administrative services fees	1,072,681
Custodian fees	4,812
Distribution fees - Series II	1,311,588
Transfer agent fees	33,142
Trustees’ and officers’ fees and benefits	15,613
Reports to shareholders	4,440
Professional services fees	26,002
Other	5,596
Total expenses	6,171,957
Less: Fees waived and/or expenses reimbursed	(11,952)
Net expenses	6,160,005
Net investment income	6,261,377
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	47,608,986
Affiliated investment securities	(5,143)
Foreign currencies	(15,570)
Forward foreign currency contracts	66,922
47,655,195
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	49,742,220
Foreign currencies	(4,088)
Forward foreign currency contracts	573,561
50,311,693
Net realized and unrealized gain	97,966,888
Net increase in net assets resulting from operations	$104,228,265
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Growth and Income Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$6,261,377	$13,357,797
Net realized gain	47,655,195	104,612,289
Change in net unrealized appreciation	50,311,693	49,888,392
Net increase in net assets resulting from operations	104,228,265	167,858,478
Distributions to shareholders from distributable earnings:
Series I	—	(20,380,917)
Series II	—	(92,098,421)
Total distributions from distributable earnings	—	(112,479,338)
Share transactions–net:
Series I	(9,329,542)	20,257,782
Series II	(101,157,501)	(75,648,768)
Net increase (decrease) in net assets resulting from share transactions	(110,487,043)	(55,390,986)
Net increase (decrease) in net assets	(6,258,778)	(11,846)
Net assets:
Beginning of period	1,306,002,419	1,306,014,265
End of period	$1,299,743,641	$1,306,002,419
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Growth and Income Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$21.33	$0.13	$1.66	$1.79	$—	$—	$—	$23.12	8.39%	$256,696	0.75%(d)	0.75%(d)	1.16%(d)	15%
Year ended 12/31/25	20.25	0.27	2.82	3.09	(0.32)	(1.69)	(2.01)	21.33	15.62	245,729	0.75	0.75	1.27	39
Year ended 12/31/24	18.86	0.28	2.75	3.03	(0.31)	(1.33)	(1.64)	20.25	16.00	213,402	0.76	0.76	1.36	23
Year ended 12/31/23	19.77	0.30	1.80	2.10	(0.34)	(2.67)	(3.01)	18.86	12.72	183,178	0.75	0.75	1.51	70
Year ended 12/31/22	23.70	0.31	(1.72)	(1.41)	(0.38)	(2.14)	(2.52)	19.77	(5.80)	168,516	0.75	0.75	1.42	36
Year ended 12/31/21	18.72	0.26	5.07	5.33	(0.35)	—	(0.35)	23.70	28.51	186,508	0.74	0.74	1.17	29
Series II
Six months ended 06/30/26	21.34	0.10	1.66	1.76	—	—	—	23.10	8.25	1,043,048	1.00 (d)	1.00 (d)	0.91 (d)	15
Year ended 12/31/25	20.26	0.21	2.82	3.03	(0.26)	(1.69)	(1.95)	21.34	15.30	1,060,273	1.00	1.00	1.02	39
Year ended 12/31/24	18.87	0.23	2.75	2.98	(0.26)	(1.33)	(1.59)	20.26	15.72	1,092,612	1.01	1.01	1.11	23
Year ended 12/31/23	19.77	0.25	1.79	2.04	(0.27)	(2.67)	(2.94)	18.87	12.41	1,137,448	1.00	1.00	1.26	70
Year ended 12/31/22	23.66	0.26	(1.72)	(1.46)	(0.29)	(2.14)	(2.43)	19.77	(6.00)	1,027,754	1.00	1.00	1.17	36
Year ended 12/31/21	18.70	0.20	5.07	5.27	(0.31)	—	(0.31)	23.66	28.19	1,475,584	0.99	0.99	0.92	29

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Growth and Income Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Growth and Income Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek long-term growth of capital and income.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco V.I. Growth and Income Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
9
Invesco V.I. Growth and Income Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $963 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.600%
Over $500 million	0.550%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.57%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $11,952.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide
10
Invesco V.I. Growth and Income Fund

certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $98,573 for accounting and fund administrative services and was reimbursed $974,108 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $146,112 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,247,521,717	$24,463,430	$—	$1,271,985,147
Money Market Funds	27,425,773	31,931,546	—	59,357,319
Total Investments in Securities	1,274,947,490	56,394,976	—	1,331,342,466
Other Investments - Assets*
Forward Foreign Currency Contracts	—	970	—	970
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(80,826)	—	(80,826)
Total Other Investments	—	(79,856)	—	(79,856)
Total Investments	$1,274,947,490	$56,315,120	$—	$1,331,262,610

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
11
Invesco V.I. Growth and Income Fund

Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$970
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$970
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(80,826)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(80,826)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$970	$(80,826)	$(79,856)	$—	$—	$(79,856)
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$66,922
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	573,561
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$33,729,254

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
12
Invesco V.I. Growth and Income Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $197,695,126 and $309,360,011, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$477,374,733
Aggregate unrealized (depreciation) of investments	(15,852,791)
Net unrealized appreciation of investments	$461,521,942
Cost of investments for tax purposes is $869,740,668.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	324,084	$7,298,585	1,000,419	$20,963,354
Series II	109,718	2,443,793	8,496,246	174,721,763
Issued as reinvestment of dividends:
Series I	-	-	990,808	20,380,917
Series II	-	-	4,472,968	92,098,421
Reacquired:
Series I	(742,328)	(16,628,127)	(1,006,156)	(21,086,489)
Series II	(4,647,739)	(103,601,294)	(17,213,046)	(342,468,952)
Net increase (decrease) in share activity	(4,956,265)	$(110,487,043)	(3,258,761)	$(55,390,986)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco V.I. Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Growth and Income Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 1000® Value Index (Index).  The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and in the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance of the Index for the one and three year periods and above the performance of the Index for the five year period.
14
Invesco V.I. Growth and Income Fund

The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were reasonably comparable to and the same as, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and received additional information regarding the Fund’s actual and contractual management fees and the levels of the Fund’s breakpoints in light of current asset levels. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.  The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board considered information from Invesco Advisers regarding the levels of the Fund’s breakpoints in light of current assets.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
15
Invesco V.I. Growth and Income Fund

The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers. The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
16
Invesco V.I. Growth and Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
17
Invesco V.I. Growth and Income Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Health Care Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
I-VIGHC-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.61%
Biotechnology–28.62%
AbbVie, Inc.	25,391	$6,389,391
Argenx SE, ADR (Netherlands)(b)	6,892	6,394,191
Arrowhead Pharmaceuticals, Inc.(b)(c)	7,737	630,643
Ascendis Pharma A/S (Denmark)(b)	7,074	1,886,777
BridgeBio Pharma, Inc.(b)	28,134	2,095,420
Cogent Biosciences, Inc.(b)(c)	9,662	373,919
Cytokinetics, Inc.(b)(c)	11,172	951,743
Dianthus Therapeutics, Inc.(b)(c)	4,361	425,110
Gilead Sciences, Inc.	43,847	5,539,630
Halozyme Therapeutics, Inc.(b)	20,180	1,579,489
Insmed, Inc.(b)	9,751	1,039,652
Ionis Pharmaceuticals, Inc.(b)(c)	13,962	1,107,047
Krystal Biotech, Inc.(b)(c)	1,968	731,447
Madrigal Pharmaceuticals, Inc.(b)(c)	2,753	1,478,223
Mineralys Therapeutics, Inc.(b)	7,305	197,089
Mirum Pharmaceuticals, Inc.(b)(c)	5,850	684,860
Natera, Inc.(b)	6,812	1,849,117
Palvella Therapeutics, Inc.(b)(c)	2,691	411,239
Praxis Precision Medicines, Inc.(b)(c)	2,166	725,155
Protagonist Therapeutics, Inc.(b)(c)	13,525	1,657,895
Regeneron Pharmaceuticals, Inc.	1,002	624,787
Revolution Medicines, Inc.(b)	9,137	1,711,177
Rhythm Pharmaceuticals, Inc.(b)(c)	7,408	822,510
Twist Bioscience Corp.(b)(c)	9,702	998,142
uniQure N.V. (Netherlands)(b)	6,887	317,215
United Therapeutics Corp.(b)	2,998	1,624,406
Vertex Pharmaceuticals, Inc.(b)	6,623	3,289,843
Xenon Pharmaceuticals, Inc. (Canada)(b)	6,800	410,448
		45,946,565
Health Care Distributors–2.48%
Cardinal Health, Inc.	14,255	3,386,418
McKesson Corp.	785	593,146
		3,979,564
Health Care Equipment–4.99%
Edwards Lifesciences Corp.(b)	28,490	2,577,205
Glaukos Corp.(b)	2,922	408,379
Globus Medical, Inc., Class A(b)	11,395	900,319
IDEXX Laboratories, Inc.(b)	2,078	1,093,942
Intuitive Surgical, Inc.(b)	3,973	1,579,983
LeMaitre Vascular, Inc.(c)	5,730	549,851
STERIS PLC	4,309	907,346
		8,017,025
Health Care Facilities–1.35%
Encompass Health Corp.(c)	6,970	704,528
HCA Healthcare, Inc.	1,777	692,834
Tenet Healthcare Corp.(b)	4,134	773,389
		2,170,751
Health Care REITs–2.22%
Welltower, Inc.	15,671	3,556,847
Shares		Value
Health Care Services–8.92%
BillionToOne, Inc.(b)	4,385	$526,112
BrightSpring Health Services, Inc.(b)	62,746	4,375,906
CVS Health Corp.	34,035	3,520,921
GMR Solutions, Inc.(b)	15,649	241,933
Guardant Health, Inc.(b)	19,834	2,975,695
Labcorp Holdings, Inc.	3,544	992,320
Quest Diagnostics, Inc.(c)	5,645	1,196,458
RadNet, Inc.(b)(c)	7,870	485,343
		14,314,688
Health Care Supplies–0.84%
Medline, Inc.(b)(c)	34,369	1,355,513
Health Care Technology–0.29%
Heartflow, Inc.(b)	15,766	462,574
Life Sciences Tools & Services–7.26%
BioLife Solutions, Inc.(b)	19,732	557,232
Charles River Laboratories International, Inc.(b)	5,131	1,163,659
IQVIA Holdings, Inc.(b)	7,880	1,522,574
Lonza Group AG (Switzerland)	1,915	1,291,867
Medpace Holdings, Inc.(b)	1,130	598,437
Mettler-Toledo International, Inc.(b)	1,020	1,303,060
Repligen Corp.(b)(c)	6,148	838,833
Thermo Fisher Scientific, Inc.	2,283	1,144,605
Waters Corp.(b)	5,140	1,927,705
West Pharmaceutical Services, Inc.	3,646	1,308,914
		11,656,886
Managed Health Care–7.02%
Alignment Healthcare, Inc.(b)(c)	49,963	1,189,619
Centene Corp.(b)	4,932	316,585
UnitedHealth Group, Inc.	23,507	9,770,214
		11,276,418
Pharmaceuticals–33.62%
AstraZeneca PLC (United Kingdom)	24,827	4,707,696
Axsome Therapeutics, Inc.(b)	11,411	2,793,070
Eli Lilly and Co.	14,514	17,408,527
Galderma Group AG, Class A (Switzerland)	6,470	1,471,585
Johnson & Johnson	39,684	10,078,546
Ligand Pharmaceuticals, Inc.(b)(c)	6,427	2,031,510
Merck & Co., Inc.	52,450	6,739,825
Phathom Pharmaceuticals, Inc.(b)(c)	24,059	261,040
Rapport Therapeutics, Inc.(b)(c)	14,308	596,214
Royalty Pharma PLC, Class A	57,339	3,214,998
Sandoz Group AG (Switzerland)	22,014	1,989,052
Tarsus Pharmaceuticals, Inc.(b)	6,525	410,684
UCB S.A. (Belgium)	7,580	2,269,233
		53,971,980
Total Common Stocks & Other Equity Interests (Cost $97,848,648)		156,708,811
Money Market Funds–2.46%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	1,340,531	1,340,531
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	2,605,792	$2,605,792
Total Money Market Funds (Cost $3,946,323)		3,946,323
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $101,794,971)		160,655,134
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–10.94%
Invesco Private Government Fund, 3.62%(d)(e)(f)	4,881,395	4,881,395
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	12,686,800	$12,688,068
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,569,450)		17,569,463
TOTAL INVESTMENTS IN SECURITIES–111.01% (Cost $119,364,421)		178,224,597
OTHER ASSETS LESS LIABILITIES—(11.01)%		(17,670,670)
NET ASSETS–100.00%		$160,553,927
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,395,079	$9,202,838	$(9,257,386)	$-	$-	$1,340,531	$31,628
Invesco Treasury Portfolio, Institutional Class	2,707,097	17,090,985	(17,192,290)	-	-	2,605,792	60,395
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,993,793	30,504,128	(27,616,526)	-	-	4,881,395	36,884*
Invesco Private Prime Fund	5,183,957	53,038,805	(45,532,598)	13	(2,109)	12,688,068	96,119*
Total	$11,279,926	$109,836,756	$(99,598,800)	$13	$(2,109)	$21,515,786	$225,026

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Health Care Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $97,848,648)*	$156,708,811
Investments in affiliated money market funds, at value (Cost $21,515,773)	21,515,786
Receivable for:
Fund shares sold	36,553
Dividends	128,875
Investment for trustee deferred compensation and retirement plans	74,238
Other assets	38
Total assets	178,464,301
Liabilities:
Payable for:
Fund shares reacquired	110,287
Collateral upon return of securities loaned	17,569,450
Accrued fees to affiliates	129,788
Accrued trustees’ and officers’ fees and benefits	351
Accrued other operating expenses	23,911
Trustee deferred compensation and retirement plans	76,587
Total liabilities	17,910,374
Net assets applicable to shares outstanding	$160,553,927
Net assets consist of:
Shares of beneficial interest	$80,779,702
Distributable earnings	79,774,225
$160,553,927
Net Assets:
Series I	$110,570,850
Series II	$49,983,077
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	3,565,313
Series II	1,774,350
Series I:
Net asset value per share	$31.01
Series II:
Net asset value per share	$28.17

*	At June 30, 2026, securities with an aggregate value of $17,211,461 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $6,206)	$711,710
Dividends from affiliated money market funds (includes net securities lending income of $13,217)	105,240
Total investment income	816,950
Expenses:
Advisory fees	573,959
Administrative services fees	127,154
Custodian fees	3,106
Distribution fees - Series II	59,200
Transfer agent fees	4,185
Trustees’ and officers’ fees and benefits	11,357
Reports to shareholders	4,440
Professional services fees	28,202
Other	825
Total expenses	812,428
Less: Fees waived and/or expenses reimbursed	(2,933)
Net expenses	809,495
Net investment income	7,455
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	10,956,196
Affiliated investment securities	(2,109)
Foreign currencies	1,066
10,955,153
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,517,067)
Affiliated investment securities	13
Foreign currencies	(1,134)
(5,518,188)
Net realized and unrealized gain	5,436,965
Net increase in net assets resulting from operations	$5,444,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Health Care Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$7,455	$(273,647)
Net realized gain	10,955,153	10,912,033
Change in net unrealized appreciation (depreciation)	(5,518,188)	12,576,033
Net increase in net assets resulting from operations	5,444,420	23,214,419
Distributions to shareholders from distributable earnings:
Series I	—	(4,533,626)
Series II	—	(2,237,557)
Total distributions from distributable earnings	—	(6,771,183)
Share transactions–net:
Series I	(9,148,942)	(6,850,909)
Series II	(3,924,907)	(6,090,905)
Net increase (decrease) in net assets resulting from share transactions	(13,073,849)	(12,941,814)
Net increase (decrease) in net assets	(7,629,429)	3,501,422
Net assets:
Beginning of period	168,183,356	164,681,934
End of period	$160,553,927	$168,183,356
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Health Care Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$29.89	$0.01	$1.11	$1.12	$—	$—	$—	$31.01	3.75%	$110,571	0.98%(d)	0.98%(d)	0.09%(d)	34%
Year ended 12/31/25	26.99	(0.03)	4.13	4.10	—	(1.20)	(1.20)	29.89	15.33	115,956	0.98	0.98	(0.09)	52
Year ended 12/31/24	25.91	(0.05)	1.13	1.08	—	—	—	26.99	4.17	111,306	1.00	1.00	(0.19)	57
Year ended 12/31/23	25.15	0.01	0.75	0.76	—	—	—	25.91	3.02	115,851	0.97	0.97	0.02	57
Year ended 12/31/22	33.86	0.01	(4.68)	(4.67)	—	(4.04)	(4.04)	25.15	(13.32)	130,673	0.96	0.96	0.04	47
Year ended 12/31/21	33.69	(0.08)	4.17	4.09	(0.07)	(3.85)	(3.92)	33.86	12.30	158,669	0.97	0.97	(0.25)	55
Series II
Six months ended 06/30/26	27.19	(0.02)	1.00	0.98	—	—	—	28.17	3.60	49,983	1.23 (d)	1.23 (d)	(0.16)(d)	34
Year ended 12/31/25	24.70	(0.09)	3.78	3.69	—	(1.20)	(1.20)	27.19	15.08	52,227	1.23	1.23	(0.34)	52
Year ended 12/31/24	23.78	(0.11)	1.03	0.92	—	—	—	24.70	3.87	53,376	1.25	1.25	(0.44)	57
Year ended 12/31/23	23.14	(0.05)	0.69	0.64	—	—	—	23.78	2.77	58,698	1.22	1.22	(0.23)	57
Year ended 12/31/22	31.62	(0.05)	(4.39)	(4.44)	—	(4.04)	(4.04)	23.14	(13.54)	65,285	1.21	1.21	(0.21)	47
Year ended 12/31/21	31.70	(0.16)	3.93	3.77	(0.00)(e)	(3.85)	(3.85)	31.62	12.05	81,524	1.22	1.22	(0.50)	55

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Amount represents less than $(0.005) per share.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Health Care Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Health Care Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco V.I. Health Care Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. Health Care Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $899 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at
9
Invesco V.I. Health Care Fund

any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $2,933.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $12,461 for accounting and fund administrative services and was reimbursed $114,693 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $13,745 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$149,687,074	$7,021,737	$—	$156,708,811
Money Market Funds	3,946,323	17,569,463	—	21,515,786
Total Investments	$153,633,397	$24,591,200	$—	$178,224,597
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Health Care Fund

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $52,215,070 and $65,112,782, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$59,280,581
Aggregate unrealized (depreciation) of investments	(854,760)
Net unrealized appreciation of investments	$58,425,821
Cost of investments for tax purposes is $119,798,776.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	169,337	$4,884,227	370,223	$10,498,910
Series II	65,190	1,705,495	145,273	3,821,242
Issued as reinvestment of dividends:
Series I	-	-	156,873	4,533,626
Series II	-	-	85,078	2,237,557
Reacquired:
Series I	(482,998)	(14,033,169)	(772,594)	(21,883,445)
Series II	(211,903)	(5,630,402)	(470,168)	(12,149,704)
Net increase (decrease) in share activity	(460,374)	$(13,073,849)	(485,315)	$(12,941,814)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 17% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco V.I. Health Care Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Health Care Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P Composite 1500 Health Care Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one and three year periods, and the fifth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period.  The Board considered that
12
Invesco V.I. Health Care Fund

stock selection in, and overweight exposure to, certain health care sub-sectors detracted from Fund five-year performance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management4administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent
13
Invesco V.I. Health Care Fund

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. Health Care Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Health Care Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. High Yield Fund

2	Schedule of Investments
9	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
20	Approval of Investment Advisory and Sub-Advisory Contracts
23	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIHYI-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–79.48%
Aerospace & Defense–1.02%
TransDigm, Inc.,
6.00%, 01/15/2033(b)	$106,000	$107,105
6.25%, 01/31/2034(b)	114,000	116,418
6.13%, 07/31/2034(b)	173,000	172,994
		396,517
Alternative Carriers–0.22%
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031(b)	84,000	84,361
Apparel Retail–0.00%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)(c)	66,180	331
Application Software–1.22%
Cloud Software Group LLC,
9.00%, 09/30/2029(b)	176,000	170,965
8.25%, 06/30/2032(b)	120,000	112,556
RD Michigan Property Owner I LLC, 7.50%, 03/30/2045(b)	98,000	97,730
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	92,000	92,029
		473,280
Asset Management & Custody Banks–0.54%
FS KKR Capital Corp., 6.13%, 01/15/2030	73,000	71,167
Osaic Holdings, Inc.,
6.75%, 08/01/2032(b)	69,000	69,158
8.00%, 08/01/2033(b)	69,000	69,306
		209,631
Automobile Manufacturers–0.80%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	257,000	240,494
5.88%, 12/01/2033(b)	71,000	70,814
		311,308
Automotive Parts & Equipment–3.15%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)	378,000	373,669
Clarios Global L.P./Clarios US Finance Co., 6.75%, 09/15/2032(b)	275,000	281,030
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	178,000	186,697
Forvia SE (France), 8.00%, 06/15/2030(b)	122,000	128,564
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	95,000	94,567
Phinia, Inc., 6.63%, 10/15/2032(b)	157,000	160,494
		1,225,021
Automotive Retail–2.37%
Advance Auto Parts, Inc., 7.00%, 08/01/2030(b)	171,000	175,439
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(d)	266,422	294,194
Principal Amount		Value
Automotive Retail–(continued)
Group 1 Automotive, Inc., 6.38%, 01/15/2030(b)	$164,000	$166,163
LCM Investments Holdings II LLC, 8.25%, 08/01/2031(b)	132,000	137,619
Lithia Motors, Inc., 4.38%, 01/15/2031(b)	156,000	147,996
		921,411
Broadcasting–1.50%
Discovery Communications LLC, 6.35%, 06/01/2040	154,000	128,379
E.W. Scripps Co. (The), 9.88%, 08/15/2030(b)	15,000	13,142
Gray Media, Inc.,
5.38%, 11/15/2031(b)	17,000	11,419
9.63%, 07/15/2032(b)	32,000	30,913
Nexstar Media, Inc.,
6.50%, 09/15/2033(b)	85,000	85,051
7.25%, 04/15/2034(b)	51,000	50,921
Paramount Global, 6.88%, 04/30/2036	97,000	91,034
Univision Communications, Inc.,
4.50%, 05/01/2029(b)	138,000	131,855
9.38%, 08/01/2032(b)	38,000	38,640
		581,354
Building Products–0.23%
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	90,000	89,750
Cable & Satellite–5.79%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	358,000	350,407
4.75%, 02/01/2032(b)	117,000	104,440
4.50%, 05/01/2032	62,000	54,778
4.50%, 06/01/2033(b)	182,000	158,046
7.38%, 02/01/2036(b)	92,000	90,334
CSC Holdings LLC, 4.50%, 11/15/2031(b)	370,000	218,907
Directv Financing LLC, 8.88%, 02/01/2030(b)	160,000	163,039
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(b)	92,000	95,529
DISH DBS Corp., 5.13%, 06/01/2029	413,000	372,016
EchoStar Corp.,
10.75%, 11/30/2029	50,000	54,060
6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(d)	199,961	203,530
iHeartCommunications, Inc.,
9.13%, 05/01/2029(b)	53,000	51,473
10.88%, 05/01/2030(b)	16,000	13,912
7.75%, 08/15/2030(b)	126,000	117,651
Sinclair Television Group, Inc.,
5.50%, 03/01/2030(b)	7,000	6,142
8.13%, 02/15/2033(b)	15,000	15,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. High Yield Fund

Principal Amount		Value
Cable & Satellite–(continued)
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	$175,000	$181,159
		2,250,849
Casinos & Gaming–1.80%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)(e)	327,000	320,447
Studio City Finance Ltd. (Macau),
6.50%, 01/15/2028(b)	39,000	38,997
5.00%, 01/15/2029(b)	148,000	141,886
Wynn Macau Ltd. (Macau), 6.75%, 02/15/2034(b)	200,000	198,833
		700,163
Commercial & Residential Mortgage Finance–1.27%
Nationstar Mortgage Holdings LLC, 7.13%, 02/01/2032(b)	165,000	163,350
Rocket Cos., Inc.,
6.13%, 08/01/2030(b)	188,000	191,318
6.13%, 08/01/2031(b)	52,000	53,146
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	86,000	87,419
		495,233
Construction & Engineering–0.23%
AECOM, 6.00%, 08/01/2033(b)	91,000	91,188
Consumer Finance–3.19%
Bread Financial Holdings, Inc., 8.38%, 06/15/2035(b)(f)	77,000	80,431
EZCORP, Inc., 7.38%, 04/01/2032(b)	321,000	337,238
FirstCash, Inc.,
6.88%, 03/01/2032(b)	109,000	112,143
6.13%, 05/01/2034(b)	179,000	178,270
Navient Corp.,
4.88%, 03/15/2028	37,000	36,314
5.50%, 03/15/2029	88,000	84,521
9.38%, 07/25/2030	23,000	23,388
7.88%, 06/15/2032	111,000	104,025
OneMain Finance Corp.,
6.63%, 05/15/2029	77,000	78,610
4.00%, 09/15/2030	1,000	925
7.13%, 11/15/2031	142,000	144,992
7.13%, 09/15/2032	56,000	57,013
		1,237,870
Copper–0.81%
First Quantum Minerals Ltd. (Zambia),
8.63%, 06/01/2031(b)	59,000	61,502
8.00%, 03/01/2033(b)	55,000	57,571
6.38%, 02/15/2036(b)	200,000	196,429
		315,502
Diversified Banks–1.40%
BBVA Bancomer S.A. (Mexico), 7.63%, 02/11/2035(b)(f)	200,000	206,700
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	160,000	166,105
Citigroup, Inc., 6.63%(f)(g)	169,000	172,258
		545,063
Principal Amount		Value
Diversified Financial Services–3.31%
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	$37,000	$37,663
GGAM Finance Ltd. (Ireland), 5.88%, 03/15/2030(b)	182,000	182,646
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	236,000	240,153
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	200,000	194,456
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/2029(b)	96,000	93,633
6.13%, 11/01/2032(b)	130,000	130,088
6.75%, 05/01/2033(b)	117,000	120,383
Phoenix Aviation Capital Ltd. (Ireland), 9.25%, 07/15/2030(b)	70,000	72,382
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	205,000	214,334
		1,285,738
Diversified REITs–0.44%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	178,000	171,126
Diversified Support Services–0.14%
Sabre GLBL, Inc.,
10.75%, 11/15/2029(b)	18,000	17,308
10.75%, 03/15/2030(b)	19,000	18,140
11.13%, 07/15/2030(b)	19,000	18,249
		53,697
Electric Utilities–0.69%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	268,000	268,805
Electrical Components & Equipment–0.38%
EnerSys, 6.63%, 01/15/2032(b)	144,000	147,328
Electronic Components–0.44%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	183,000	171,225
Environmental & Facilities Services–0.66%
GFL Environmental Holdings (US), Inc.,
5.63%, 07/01/2031(b)	46,000	46,030
5.50%, 02/01/2034(b)	115,000	112,624
Wrangler Holdco Corp. (Canada), 6.63%, 04/01/2032(b)	96,000	98,479
		257,133
Fertilizers & Agricultural Chemicals–0.50%
FMC Corp.,
3.45%, 10/01/2029	40,000	37,062
8.00%, 06/01/2031(b)	100,000	104,149
5.65%, 05/18/2033(e)	40,000	35,905
6.38%, 05/18/2053	23,000	18,100
		195,216
Food Distributors–0.51%
Core & Main L.P., 6.00%, 07/01/2034(b)	197,000	198,129
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. High Yield Fund

Principal Amount		Value
Gold–0.48%
Coeur Mining, Inc., 6.88%, 04/01/2032(b)	$180,000	$184,629
Health Care REITs–0.56%
Diversified Healthcare Trust, 4.38%, 03/01/2031	214,000	196,032
MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 08/01/2029	13,000	10,459
3.50%, 03/15/2031	16,000	11,014
		217,505
Health Care Services–1.10%
CHS/Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	170,000	160,530
4.75%, 02/15/2031(b)	82,000	75,494
DaVita, Inc.,
6.88%, 09/01/2032(b)	93,000	95,966
6.75%, 07/15/2033(b)	93,000	96,017
		428,007
Hotels, Resorts & Cruise Lines–0.50%
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	195,000	193,913
Household Appliances–0.50%
Whirlpool Corp., 7.50%, 07/01/2031(b)	192,000	194,774
Independent Power Producers & Energy Traders–1.53%
Vistra Corp.,
8.00%(b)(f)(g)	46,000	46,491
Series C, 8.88%(b)(f)(g)	190,000	204,593
VoltaGrid LLC, 7.38%, 11/01/2030(b)	329,000	341,718
		592,802
Industrial Machinery & Supplies & Components–1.62%
Enpro, Inc., 6.13%, 06/01/2033(b)	150,000	152,340
ESAB Corp.,
6.25%, 04/15/2029(b)	138,000	140,190
5.63%, 04/01/2031(b)	192,000	192,688
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	147,000	143,512
		628,730
Integrated Oil & Gas–0.96%
Par Petroleum LLC, 7.38%, 06/01/2034(b)	193,000	195,420
Petroleos Mexicanos (Mexico),
5.95%, 01/28/2031	131,000	129,559
6.63%, 06/15/2035	49,000	47,608
		372,587
Integrated Telecommunication Services–6.79%
Altice France Lux 3/Altice Holdings 1 (Luxembourg), 10.00%, 01/15/2033(b)	106,000	104,378
Altice France S.A. (France), 6.88%, 07/15/2032(b)	139,842	135,765
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	271,000	292,505
Cipher Compute LLC, 7.13%, 11/15/2030(b)	142,000	147,790
Core Scientific Finance I LLC, 7.75%, 05/15/2031(b)	47,000	47,696
Principal Amount		Value
Integrated Telecommunication Services–(continued)
FiberCop S.p.A. (Italy),
6.00%, 09/30/2034(b)	$259,000	$250,767
7.20%, 07/18/2036(b)	63,000	64,761
Iliad Holding S.A.S. (France),
8.50%, 04/15/2031(b)	179,000	189,744
7.00%, 04/15/2032(b)	253,000	258,163
Level 3 Financing, Inc.,
7.00%, 03/31/2034(b)	123,667	127,603
8.50%, 01/15/2036(b)	232,000	249,314
Telecom Argentina S.A. (Argentina), 9.25%, 05/28/2033(b)	100,000	106,824
Telecom Italia Capital S.A. (Italy),
6.38%, 11/15/2033	95,000	99,459
7.72%, 06/04/2038	90,000	103,430
Uniti Services LLC, 7.50%, 10/15/2033(b)	265,000	279,059
WULF Compute LLC, 7.75%, 10/15/2030(b)	78,000	81,975
Yondr JK 1 LLC, 6.88%, 06/30/2031(b)	98,000	98,319
		2,637,552
Internet Services & Infrastructure–1.23%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	147,000	150,035
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	123,000	123,890
9.00%, 02/01/2031(b)	67,000	66,294
9.75%, 10/01/2031(b)	107,000	106,840
9.63%, 07/15/2032(b)	33,000	32,548
		479,607
Investment Banking & Brokerage–0.04%
Robinhood Markets, Inc., Conv., 0.00%, 10/01/2029(b)(h)	15,000	15,037
Leisure Facilities–0.94%
Gaia Purchaser, Inc., 7.63%, 07/15/2033(b)	195,000	197,357
Six Flags Entertainment Corp., 7.25%, 05/15/2031(b)	169,000	168,109
		365,466
Managed Health Care–0.63%
Centene Corp., 2.50%, 03/01/2031	223,000	194,924
Molina Healthcare, Inc., 6.25%, 01/15/2033(b)	50,000	50,118
		245,042
Marine Transportation–0.33%
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	124,000	128,219
Mortgage REITs–0.35%
Blackstone Mortgage Trust, Inc., 6.25%, 06/01/2031(b)	50,000	48,402
Rithm Capital Corp., 8.50%, 06/01/2031(b)	89,000	89,320
		137,722
Movies & Entertainment–1.25%
Discovery Global Holdings, Inc.,
5.05%, 03/15/2042	159,000	116,677
5.14%, 03/15/2052	39,000	26,228
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. High Yield Fund

Principal Amount		Value
Movies & Entertainment–(continued)
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	$361,000	$344,755
		487,660
Office REITs–0.22%
Office Properties Income Trust, 10.00%, 03/31/2031(b)	86,000	84,925
Oil & Gas Drilling–1.47%
Seadrill Finance Ltd. (Norway), 6.75%, 07/15/2034(b)	202,000	195,141
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	183,000	190,797
Transocean International Ltd., 6.80%, 03/15/2038	199,000	184,711
		570,649
Oil & Gas Equipment & Services–1.86%
Bristow Group, Inc., 6.75%, 02/01/2033(b)	156,000	156,565
MM Mirage Bluewater II Ltd. (Cayman Islands), 8.75%, 06/29/2029(b)	125,000	124,101
Oceaneering International, Inc., 6.88%, 07/15/2034(b)	72,000	73,175
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031(b)	191,000	193,229
Tidewater, Inc., 9.13%, 07/15/2030(b)	163,000	174,550
		721,620
Oil & Gas Exploration & Production–0.97%
Caturus Energy LLC,
8.50%, 02/15/2030(b)	122,000	127,195
7.13%, 05/15/2031(b)	165,000	163,454
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	89,000	87,695
		378,344
Oil & Gas Refining & Marketing–2.47%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 9.75%, 02/15/2031(b)	236,000	249,684
CVR Energy, Inc.,
7.50%, 02/15/2031(b)	85,000	84,657
7.88%, 02/15/2034(b)	200,000	197,999
Sunoco L.P.,
5.63%, 03/15/2031(b)	87,000	86,401
6.25%, 07/01/2033(b)	110,000	111,039
5.88%, 03/15/2034(b)	151,000	149,020
7.88%(b)(f)(g)	79,000	82,206
		961,006
Oil & Gas Storage & Transportation–4.96%
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	178,000	187,817
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.88%, 04/15/2030	96,000	100,501
7.88%, 05/15/2032	95,000	98,012
6.75%, 03/15/2034	93,000	92,336
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	185,000	187,304
Harvest Midstream I L.P., 6.75%, 05/15/2034(b)	191,000	193,811
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	$86,000	$87,142
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	57,000	59,441
Venture Global LNG, Inc.,
8.38%, 06/01/2031(b)	86,000	89,552
9.88%, 02/01/2032(b)	276,000	294,758
9.00%(b)(f)(g)	197,500	192,925
Venture Global Plaquemines LNG LLC,
6.13%, 12/15/2030(b)	117,000	119,766
6.50%, 01/15/2034(b)	107,000	111,541
6.75%, 01/15/2036(b)	106,000	112,443
		1,927,349
Other Specialized REITs–0.64%
Iron Mountain, Inc.,
4.50%, 02/15/2031(b)	230,000	220,101
6.25%, 01/15/2035(b)	27,000	27,139
		247,240
Other Specialty Retail–2.50%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	133,000	136,283
7.60%, 07/15/2037	59,000	59,246
Michaels Companies, Inc. (The), 8.50%, 03/15/2033(b)	191,000	189,297
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 09/15/2032(b)	250,000	250,234
10.00%, 09/15/2033(b)	313,000	313,720
Staples, Inc.,
10.75%, 09/01/2029(b)	18,000	17,186
12.75%, 01/15/2030(b)	6,000	4,601
		970,567
Paper & Plastic Packaging Products & Materials–0.48%
Clydesdale Acquisition Holdings, Inc.,
8.75%, 04/15/2030(b)	102,000	100,696
6.75%, 04/15/2032(b)	88,000	85,479
		186,175
Passenger Airlines–1.97%
American Airlines Pass-Through Trust, Series B, 5.75%, 05/10/2035	90,000	89,743
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	166,000	166,420
United Airlines Holdings, Inc.,
4.88%, 03/01/2029	185,000	183,296
5.38%, 03/01/2031	329,000	327,048
		766,507
Passenger Ground Transportation–0.08%
Hertz Corp. (The),
12.63%, 07/15/2029(b)	29,000	23,628
5.00%, 12/01/2029(b)	25,000	7,647
		31,275
Personal Care Products–0.27%
Opal Bidco SAS (France), 6.50%, 03/31/2032(b)	101,000	103,091
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. High Yield Fund

Principal Amount		Value
Pharmaceuticals–1.66%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	$360,000	$364,862
Bausch Health Cos., Inc. (Canada),
5.00%, 02/15/2029(b)	17,000	12,542
6.25%, 02/15/2029(b)	19,000	14,310
5.25%, 01/30/2030(b)	26,000	16,660
5.25%, 02/15/2031(b)	19,000	11,232
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 4.10%, 10/01/2046	290,000	224,010
		643,616
Property & Casualty Insurance–0.92%
Asurion LLC and Asurion Co-Issuer, Inc.,
8.00%, 12/31/2032(b)	262,000	264,193
8.38%, 02/01/2034(b)	99,000	91,715
		355,908
Research & Consulting Services–0.24%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	103,000	92,270
Security & Alarm Services–0.38%
Brink’s Co. (The), 6.75%, 06/15/2032(b)	145,000	148,292
Sovereign Debt–0.53%
Brazilian Government International Bond (Brazil), 6.63%, 03/15/2035	200,000	205,530
Specialized Consumer Services–0.49%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	198,000	190,068
Specialized Finance–1.52%
HA Sustainable Infrastructure Capital, Inc.,
8.00%, 06/01/2056(f)	143,000	151,582
7.13%, 11/15/2056(f)	99,000	100,740
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	326,000	338,245
		590,567
Specialty Chemicals–0.23%
Celanese US Holdings LLC, 7.70%, 11/15/2033	84,000	89,798
Steel–0.45%
Cleveland-Cliffs, Inc., 7.00%, 03/15/2032(b)	176,000	174,829
Systems Software–0.67%
Oak-Eagle AcquireCo, Inc.,
7.25%, 07/01/2033(b)	78,000	81,639
8.75%, 07/01/2034(b)	170,000	180,527
		262,166
Wireless Telecommunication Services–3.08%
Connect Holding II LLC, 10.50%, 04/03/2031(b)	56,000	56,139
ELK Grove Village Property LLC, 7.50%, 06/15/2031(b)	270,000	272,028
Meridian Arc Holdco LLC, 6.25%, 04/30/2031(b)	284,000	284,822
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031(b)	295,000	294,778
	Principal Amount	Value
Wireless Telecommunication Services–(continued)
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(f)	$311,000	$289,508
		1,197,275
Total U.S. Dollar Denominated Bonds & Notes (Cost $30,519,713)		30,885,548
Variable Rate Senior Loan Interests–6.34%(i)(j)
Advertising–1.19%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 7.76% (1 mo. Term SOFR + 4.11%), 08/23/2028	461,188	462,382
Aerospace & Defense–0.99%
TransDigm, Inc., Term Loan L, 6.14% (1 mo. Term SOFR + 2.50%), 01/19/2032	385,646	386,124
Cable & Satellite–0.08%
CSC Holdings LLC, Term Loan, 8.25% (3 mo. PRIME + 1.50%), 04/15/2027	42,504	29,923
Electronic Manufacturing Services–0.70%
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, 5.89% (1 mo. Term SOFR + 2.25%), 08/04/2031	273,314	273,411
Health Care Services–0.07%
MPH Acquisition Holdings LLC, Term Loan, 7.41% (3 mo. Term SOFR + 3.75%), 12/31/2030	28,841	28,937
Health Care Supplies–0.51%
Bausch and Lomb, Inc., Term Loan B, 7.39% (1 mo. SOFR + 3.75%), 01/30/2031	197,134	197,849
Oil & Gas Storage & Transportation–0.21%
Prairie Acquiror L.P., Term Loan B, 6.89% (1 mo. Term SOFR + 3.25%), 08/01/2029	80,263	80,684
Paper & Plastic Packaging Products & Materials–0.25%
Iris Holding, Inc. (Intertape), First Lien Term Loan, 8.51% (3 mo. Term SOFR + 4.85%), 06/28/2028	100,478	95,917
Pharmaceuticals–0.29%
Endo Finance Holdings L.P., Term Loan B, 7.39% (1 mo. Term SOFR + 3.75%), 04/23/2031	111,635	111,844
Real Estate Development–1.05%
Greystar Real Estate Partners LLC, Term Loan B, 5.92% (3 mo. Term SOFR + 2.25%), 08/21/2030(k)	177,013	177,234
VCI Asset Holdings 2 LLC, Term Loan, 7.38%, 02/06/2031	225,306	232,770
		410,004
Real Estate Operating Companies–0.55%
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 5.89% (1 mo. Term SOFR + 2.25%), 06/13/2033	212,080	212,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. High Yield Fund

	Principal Amount		Value
Systems Software–0.45%
CoreWeave Compute Acquisition Co. VIII LLC,
Delayed Draw Term Loan, 5.95% (3 mo. Term SOFR + 2.25%), 03/31/2032(k)		$39,582	$39,681
0.00%, 03/31/2032(k)(l)		133,418	133,752
			173,433
Total Variable Rate Senior Loan Interests (Cost $2,460,401)			2,462,588
	Shares
Exchange-Traded Funds–5.28%
Invesco Short Duration High Yield ETF		9,000	229,050
iShares Broad USD High Yield Corporate Bond ETF		39,401	1,458,625
iShares iBoxx High Yield Corporate Bond ETF(e)		4,557	364,423
Total Exchange-Traded Funds (Cost $2,054,596)			2,052,098
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.95%(m)
IT Consulting & Other Services–0.37%
Atos SE (France), 5.41%, 12/18/2030(b)(n)	EUR	125,000	144,037
Marine Transportation–0.44%
CMA CGM S.A. (France), 4.88%, 01/15/2032(b)	EUR	150,000	171,467
Pharmaceuticals–0.59%
LSF12 Pillar Investments (US), Inc., 5.75%, 05/15/2033(b)	EUR	200,000	227,437
Transaction & Payment Processing Services–0.55%
Worldline S.A. (France), 4.13%, 09/12/2028(b)	EUR	200,000	215,434
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $745,258)			758,375
	Shares
Common Stocks & Other Equity Interests–0.52%
Broadline Retail–0.02%
Americanas S.A. (Brazil)(o)		7,833	5,826
Americanas S.A., Wts., expiring 03/16/2027 (Brazil)(o)		2,611	1,528
			7,354
Casinos & Gaming–0.00%
Codere Online Luxembourg S.A., Wts., expiring 10/15/2034 (Spain)(k)		3	2
Food Retail–0.00%
Casino Guichard-Perrachon S.A. (France)(o)		3,370	814
Shares		Value
Food Retail–(continued)
Casino Guichard-Perrachon S.A., Wts., expiring 04/27/2029 (France)(o)	184,690	$106
		920
Integrated Telecommunication Services–0.29%
Altice France Holding S.A. (Luxembourg)	1,128	180
Altice France S.A. (France)	5,719	114,227
		114,407
Internet Services & Infrastructure–0.07%
VCI Compute II LLC(k)	25,000	26,375
Office REITs–0.14%
Office Properties Income Trust(o)	3,216	54,672
Total Common Stocks & Other Equity Interests (Cost $232,229)		203,730
Preferred Stocks–0.28%
Interactive Media & Services–0.28%
Alphabet, Inc., 6.25%, Series A, Conv. Pfd.	1,081	55,012
Alphabet, Inc., 6.25%, Series B, Conv. Pfd.	1,081	54,374
Total Preferred Stocks (Cost $108,100)		109,386
Money Market Funds–4.66%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(p)(q)	633,238	633,238
Invesco Treasury Portfolio, Institutional Class, 3.56%(p)(q)	1,176,014	1,176,014
Total Money Market Funds (Cost $1,809,252)		1,809,252
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.51% (Cost $37,929,549)		38,280,977
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.89%
Invesco Private Government Fund, 3.62%(p)(q)(r)	201,214	201,214
Invesco Private Prime Fund, 3.77%(p)(q)(r)	533,573	533,627
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $734,814)		734,841
TOTAL INVESTMENTS IN SECURITIES–100.40% (Cost $38,664,363)		39,015,818
OTHER ASSETS LESS LIABILITIES—(0.40)%		(157,137)
NET ASSETS–100.00%		$38,858,681
Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $26,608,112, which represented 68.47% of the Fund’s Net Assets.

(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at June 30, 2026 represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	All or a portion of this security was out on loan at June 30, 2026.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Zero coupon bond issued at a discount.
(i)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(j)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(o)	Non-income producing security.
(p)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Invesco Short Duration High Yield ETF	$-	$229,122	$-	$(72)	$-	$229,050	$846
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	456,589	6,091,590	(5,914,941)	-	-	633,238	3,794
Invesco Treasury Portfolio, Institutional Class	847,951	11,312,953	(10,984,890)	-	-	1,176,014	6,997
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	476,928	7,509,870	(7,785,584)	-	-	201,214	7,265*
Invesco Private Prime Fund	1,240,034	15,137,755	(15,843,982)	27	(207)	533,627	20,672*
Total	$3,021,502	$40,281,290	$(40,529,397)	$(45)	$(207)	$2,773,143	$39,574

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(q)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
07/28/2026	Goldman Sachs International	EUR	1,039,000	USD	1,225,526	$37,113
07/28/2026	State Street Bank & Trust Co.	GBP	29,000	USD	39,165	698
Total Forward Foreign Currency Contracts						$37,811

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. High Yield Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $35,891,175)*	$36,242,675
Investments in affiliates, at value (Cost $2,773,188)	2,773,143
Other investments:
Variation margin receivable—centrally cleared swap agreements	24,006
Unrealized appreciation on forward foreign currency contracts outstanding	37,811
Cash	19,169
Foreign currencies, at value (Cost $405,550)	397,932
Receivable for:
Investments sold	849,955
Fund shares sold	41,437
Dividends	3,144
Interest	572,193
Investment for trustee deferred compensation and retirement plans	53,870
Other assets	52
Total assets	41,015,387
Liabilities:
Payable for:
Investments purchased	1,115,080
Fund shares reacquired	29,307
Collateral upon return of securities loaned	734,814
Accrued fees to affiliates	39,643
Accrued trustees’ and officers’ fees and benefits	599
Accrued other operating expenses	47,601
Trustee deferred compensation and retirement plans	56,239
Unfunded loan commitments	133,418
Collateral due to broker - exchange-traded futures contracts	5
Total liabilities	2,156,706
Net assets applicable to shares outstanding	$38,858,681
Net assets consist of:
Shares of beneficial interest	$67,635,325
Distributable earnings (loss)	(28,776,644)
$38,858,681
Net Assets:
Series I	$33,569,141
Series II	$5,289,540
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,953,592
Series II	1,113,927
Series I:
Net asset value per share	$4.83
Series II:
Net asset value per share	$4.75

*	At June 30, 2026, securities with an aggregate value of $718,968 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$1,199,698
Dividends	31,640
Dividends from affiliated money market funds (includes net securities lending income of $6,664)	18,301
Total investment income	1,249,639
Expenses:
Advisory fees	112,215
Administrative services fees	27,503
Custodian fees	7,537
Distribution fees - Series II	6,501
Transfer agent fees	1,486
Trustees’ and officers’ fees and benefits	11,160
Reports to shareholders	4,440
Professional services fees	31,678
Other	1,193
Total expenses	203,713
Less: Fees waived and/or expenses reimbursed	(885)
Net expenses	202,828
Net investment income	1,046,811
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	20,165
Affiliated investment securities	(207)
Foreign currencies	(12,408)
Forward foreign currency contracts	27,831
Swap agreements	(349)
35,032
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(466,215)
Affiliated investment securities	(45)
Foreign currencies	(9,004)
Forward foreign currency contracts	20,716
(454,548)
Net realized and unrealized gain (loss)	(419,516)
Net increase in net assets resulting from operations	$627,295
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco V.I. High Yield Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$1,046,811	$8,055,452
Net realized gain	35,032	1,822,213
Change in net unrealized appreciation (depreciation)	(454,548)	(912,556)
Net increase in net assets resulting from operations	627,295	8,965,109
Distributions to shareholders from distributable earnings:
Series I	—	(2,021,790)
Series II	—	(8,240,725)
Total distributions from distributable earnings	—	(10,262,515)
Share transactions–net:
Series I	1,466,651	(1,707,334)
Series II	(27,188)	(112,353,583)
Net increase (decrease) in net assets resulting from share transactions	1,439,463	(114,060,917)
Net increase (decrease) in net assets	2,066,758	(115,358,323)
Net assets:
Beginning of period	36,791,923	152,150,246
End of period	$38,858,681	$36,791,923
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco V.I. High Yield Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$4.74	$0.14	$(0.05)	$0.09	$—	$4.83	1.90%	$33,569	1.09%(d)	1.09%(d)	5.87%(d)	116%
Year ended 12/31/25	4.77	0.31	0.01	0.32	(0.35)	4.74	6.73	31,556	0.90	0.90	6.33	191
Year ended 12/31/24	4.69	0.32	0.04	0.36	(0.28)	4.77	7.73	33,329	0.91	0.91	6.56	134
Year ended 12/31/23	4.50	0.31	0.13	0.44	(0.25)	4.69	10.18	34,106	0.88	0.88	6.58	151
Year ended 12/31/22	5.23	0.23	(0.73)	(0.50)	(0.23)	4.50	(9.55)	46,466	0.86	0.86	4.92	89
Year ended 12/31/21	5.26	0.20	0.03	0.23	(0.26)	5.23	4.38	40,989	0.94	0.94	3.83	103
Series II
Six months ended 06/30/26	4.67	0.13	(0.05)	0.08	—	4.75	1.71	5,290	1.34 (d)	1.34 (d)	5.62 (d)	116
Year ended 12/31/25	4.70	0.29	0.02	0.31	(0.34)	4.67	6.58	5,236	1.15	1.15	6.08	191
Year ended 12/31/24	4.63	0.30	0.04	0.34	(0.27)	4.70	7.37	118,821	1.16	1.16	6.31	134
Year ended 12/31/23	4.45	0.29	0.13	0.42	(0.24)	4.63	9.77	108,026	1.13	1.13	6.33	151
Year ended 12/31/22	5.16	0.22	(0.72)	(0.50)	(0.21)	4.45	(9.55)	99,637	1.11	1.11	4.67	89
Year ended 12/31/21	5.20	0.19	0.02	0.21	(0.25)	5.16	4.00	113,869	1.19	1.19	3.58	103

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco V.I. High Yield Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. High Yield Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is total return, comprised of current income and capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for
12
Invesco V.I. High Yield Fund

revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
13
Invesco V.I. High Yield Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser fees for securities lending agent services, which were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/ OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/ or provide limits regarding the decline of the Fund’s net asset value ("NAV") per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.
Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.
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Invesco V.I. High Yield Fund

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.
A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.
Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations, which could result in the Fund accruing additional expenses. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.
Notional amounts of each individual credit default swap agreement outstanding as of June 30, 2026, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.
O.
Bank Loan Risk — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
P.
Other Risks - The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other
15
Invesco V.I. High Yield Fund

things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $200 million	0.625%
Next $300 million	0.550%
Next $500 million	0.500%
Over $1 billion	0.450%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.63%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 1.50% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $885.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $1,282 for accounting and fund administrative services and was reimbursed $26,221 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
16
Invesco V.I. High Yield Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$30,885,548	$—	$30,885,548
Variable Rate Senior Loan Interests	—	2,111,921	350,667	2,462,588
Exchange-Traded Funds	2,052,098	—	—	2,052,098
Non-U.S. Dollar Denominated Bonds & Notes	—	758,375	—	758,375
Common Stocks & Other Equity Interests	62,132	115,221	26,377	203,730
Preferred Stocks	109,386	—	—	109,386
Money Market Funds	1,809,252	734,841	—	2,544,093
Total Investments in Securities	4,032,868	34,605,906	377,044	39,015,818
Other Investments - Assets*
Forward Foreign Currency Contracts	—	37,811	—	37,811
Total Investments	$4,032,868	$34,643,717	$377,044	$39,053,629

*	Unrealized appreciation.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$37,811
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$37,811
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of June 30, 2026.
	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Goldman Sachs International	$37,113	$37,113	$—	$—	$37,113
State Street Bank & Trust Co.	698	698	—	—	698
Total	$37,811	$37,811	$—	$—	$37,811
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$-	$27,831	$27,831
Swap agreements	(349)	-	(349)
17
Invesco V.I. High Yield Fund

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Total
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	$-	$20,716	$20,716
The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$1,694,529	$1,399,200

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Unfunded Loan Commitments
Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of June 30, 2026. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.
Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
CoreWeave Compute Acquisition Co. VIII LLC	Delayed Draw Term Loan	$133,418	$334
NOTE 8—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$8,246,456	$29,932,672	$38,179,128
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $42,589,907 and $40,679,160, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$594,788
Aggregate unrealized (depreciation) of investments	(277,181)
Net unrealized appreciation of investments	$317,607
Cost of investments for tax purposes is $38,736,022.
18
Invesco V.I. High Yield Fund

NOTE 10—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	3,689,462	$17,663,751	5,092,052	$24,619,444
Series II	190,063	891,098	2,240,884	10,742,948
Issued as reinvestment of dividends:
Series I	-	-	429,255	2,021,790
Series II	-	-	1,776,018	8,240,725
Reacquired:
Series I	(3,390,275)	(16,197,100)	(5,853,949)	(28,348,568)
Series II	(197,250)	(918,286)	(28,153,432)	(131,337,256)
Net increase (decrease) in share activity	292,000	$1,439,463	(24,469,172)	$(114,060,917)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19
Invesco V.I. High Yield Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. High Yield Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement, as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Limited currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that the Fund’s lower credit risk profile relative to its performance universe and Index and security selection in certain
20
Invesco V.I. High Yield Fund

bonds detracted from the Fund’s performance for the three-year period. The Board also considered recent changes to the Fund’s portfolio management team and the addition of new portfolio managers.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses.  The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products and components of the Fund’s total expenses driving expenses relative to peers. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund.  The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities
21
Invesco V.I. High Yield Fund

Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and  in  reliance  upon,  no-action  letters  issued  by  the  SEC  staff  that provide  guidance  on  how  an  affiliate  may  act  as  a  direct  agent  lender  and  receive  compensation  for  those services  without  obtaining  exemptive  relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
22
Invesco V.I. High Yield Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
23
Invesco V.I. High Yield Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. International Growth Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIIGR-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.13%
Australia–0.46%
AngloGold Ashanti PLC	17,706	$1,432,238
Belgium–2.14%
Anheuser-Busch InBev S.A./N.V.	81,606	6,743,086
Brazil–0.58%
MercadoLibre, Inc.(a)	1,081	1,834,879
Canada–5.65%
Alimentation Couche-Tard, Inc.	89,746	5,720,457
Dollarama, Inc.	53,765	7,112,561
Shopify, Inc., Class A(a)	43,509	4,967,858
		17,800,876
China–3.85%
Alibaba Group Holding Ltd., ADR(b)	21,867	2,098,795
Contemporary Amperex Technology Co. Ltd.	56,600	5,098,480
Tencent Holdings Ltd.	89,300	4,927,801
		12,125,076
Denmark–2.13%
Novo Nordisk A/S	88,670	4,258,547
Orsted A/S(a)(c)	109,615	2,464,104
		6,722,651
France–9.73%
Air Liquide S.A.	20,511	4,061,731
Airbus SE	28,418	6,322,768
Hermes International S.C.A.	1,364	2,494,338
L’Oreal S.A.	12,586	5,517,157
Schneider Electric SE	21,303	6,970,888
Societe Generale S.A.	59,858	5,298,038
		30,664,920
Germany–4.84%
SAP SE	22,462	3,462,476
Siemens AG	31,776	10,216,206
Siemens Energy AG, Class A(a)	8,239	1,570,695
		15,249,377
Guernsey–0.67%
Super Group (SGHC) Ltd.(b)	154,778	2,097,242
Hong Kong–0.87%
AIA Group Ltd.	299,600	2,742,907
India–3.83%
Dr Lal PathLabs Ltd.(c)	167,316	2,909,207
ICICI Bank Ltd.	244,935	3,575,373
Reliance Industries Ltd.	408,417	5,594,746
		12,079,326
Ireland–1.24%
Experian PLC	116,039	3,910,931
Italy–2.25%
FinecoBank Banca Fineco S.p.A.	182,274	4,583,092
Shares		Value
Italy–(continued)
Ryanair Holdings PLC	80,078	$2,503,134
		7,086,226
Japan–12.23%
Advantest Corp.	35,000	7,200,491
Hitachi Ltd.	205,100	5,676,367
Hoya Corp.	37,593	6,063,799
Keyence Corp.	11,424	5,774,683
Mitsubishi UFJ Financial Group, Inc.	382,300	7,616,535
Tokyo Electron Ltd.	12,800	6,206,128
		38,538,003
Mexico–1.02%
Arca Continental S.A.B. de C.V.	267,205	3,202,334
Netherlands–7.22%
Argenx SE, ADR(a)	3,011	2,793,515
ASML Holding N.V.	9,296	18,407,710
IMCD N.V.	17,052	1,541,907
		22,743,132
Poland–0.52%
Allegro.eu S.A.(a)(c)	161,384	1,624,306
South Korea–6.16%
Hyosung Heavy Industries Corp.	437	993,123
Samsung Electronics Co. Ltd.	23,542	5,223,902
SK hynix, Inc.	7,478	13,195,546
		19,412,571
Spain–1.50%
Banco Santander S.A.	339,555	4,712,970
Sweden–0.79%
Alfa Laval AB	41,765	2,491,518
Switzerland–7.00%
Cie Financiere Richemont S.A.	18,374	4,241,241
Galderma Group AG, Class A	27,029	6,147,676
Lonza Group AG	11,191	7,549,494
Straumann Holding AG	31,381	4,124,965
		22,063,376
Taiwan–7.86%
Taiwan Semiconductor Manufacturing Co. Ltd.	314,000	24,771,539
United Kingdom–10.79%
AstraZeneca PLC	32,443	6,057,244
BAE Systems PLC	357,756	8,767,393
Compass Group PLC	216,677	7,000,690
HSBC Holdings PLC	358,080	6,771,038
Rolls-Royce Holdings PLC	99,543	1,908,203
Weir Group PLC (The)	109,729	3,500,023
		34,004,591
United States–4.80%
Booking Holdings, Inc.	25,410	4,529,078
Ferguson Enterprises, Inc.	28,162	6,721,089
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. International Growth Fund

Shares		Value
United States–(continued)
Illumina, Inc.(a)(b)	22,018	$3,871,425
		15,121,592
Total Common Stocks & Other Equity Interests (Cost $198,464,103)		309,175,667
Money Market Funds–1.60%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	1,765,320	1,765,320
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	3,278,452	3,278,452
Total Money Market Funds (Cost $5,043,772)		5,043,772
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.73% (Cost $203,507,875)		314,219,439
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.46%
Invesco Private Government Fund, 3.62%(d)(e)(f)	1,669,246	$1,669,246
Invesco Private Prime Fund, 3.77%(d)(e)(f)	2,909,509	2,909,800
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,579,099)		4,579,046
TOTAL INVESTMENTS IN SECURITIES—101.19% (Cost $208,086,974)		318,798,485
OTHER ASSETS LESS LIABILITIES–(1.19)%		(3,735,698)
NET ASSETS–100.00%		$315,062,787
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
June 30, 2026 was $6,997,617, which represented 2.22% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$972,109	$28,548,744	$(27,755,533)	$-	$-	$1,765,320	$66,627
Invesco Treasury Portfolio, Institutional Class	1,805,346	53,019,095	(51,545,989)	-	-	3,278,452	123,006
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,023,178	38,799,178	(44,153,110)	-	-	1,669,246	50,489*
Invesco Private Prime Fund	18,262,417	71,568,983	(86,920,535)	(53)	(1,012)	2,909,800	135,955*
Total	$28,063,050	$191,936,000	$(210,375,167)	$(53)	$(1,012)	$9,622,818	$376,077

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. International Growth Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $198,464,103)*	$309,175,667
Investments in affiliated money market funds, at value (Cost $9,622,871)	9,622,818
Cash	500,000
Foreign currencies, at value (Cost $274,941)	274,026
Receivable for:
Investments sold	745,549
Fund shares sold	111,489
Dividends	491,434
Investment for trustee deferred compensation and retirement plans	61,308
Other assets	96
Total assets	320,982,387
Liabilities:
Payable for:
Fund shares reacquired	238,646
Accrued foreign taxes	745,699
Collateral upon return of securities loaned	4,579,099
Accrued fees to affiliates	269,792
Accrued trustees’ and officers’ fees and benefits	373
Accrued other operating expenses	24,683
Trustee deferred compensation and retirement plans	61,308
Total liabilities	5,919,600
Net assets applicable to shares outstanding	$315,062,787
Net assets consist of:
Shares of beneficial interest	$139,651,042
Distributable earnings	175,411,745
$315,062,787
Net Assets:
Series I	$168,392,168
Series II	$146,670,619
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	82,341,151
Series II	67,129,952
Series I:
Net asset value per share	$2.05
Series II:
Net asset value per share	$2.18

*	At June 30, 2026, securities with an aggregate value of $4,426,066 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $225,302)	$2,685,637
Dividends from affiliated money market funds (includes net securities lending income of $9,138)	198,771
Total investment income	2,884,408
Expenses:
Advisory fees	1,452,452
Administrative services fees	246,207
Custodian fees	16,782
Distribution fees - Series II	173,472
Transfer agent fees	7,776
Trustees’ and officers’ fees and benefits	11,899
Reports to shareholders	4,608
Professional services fees	27,979
Other	2,547
Total expenses	1,943,722
Less: Fees waived and/or expenses reimbursed	(276,475)
Net expenses	1,667,247
Net investment income	1,217,161
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $6,070)	6,740,161
Affiliated investment securities	(1,012)
Foreign currencies	(70,574)
Forward foreign currency contracts	102
6,668,677
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $149,398)	9,154,842
Affiliated investment securities	(53)
Foreign currencies	(6,778)
9,148,011
Net realized and unrealized gain	15,816,688
Net increase in net assets resulting from operations	$17,033,849
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. International Growth Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$1,217,161	$1,124,935
Net realized gain	6,668,677	59,485,815
Change in net unrealized appreciation (depreciation)	9,148,011	(14,708,962)
Net increase in net assets resulting from operations	17,033,849	45,901,788
Distributions to shareholders from distributable earnings:
Series I	—	(16,264,026)
Series II	—	(12,464,612)
Total distributions from distributable earnings	—	(28,728,638)
Share transactions–net:
Series I	(11,613,450)	(6,901,798)
Series II	(3,642,951)	(3,729,613)
Net increase (decrease) in net assets resulting from share transactions	(15,256,401)	(10,631,411)
Net increase in net assets	1,777,448	6,541,739
Net assets:
Beginning of period	313,285,339	306,743,600
End of period	$315,062,787	$313,285,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. International Growth Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$1.94	$0.01	$0.10	$0.11	$—	$—	$—	$2.05	5.67%	$168,392	1.00%(d)	1.18%(d)	0.92%(d)	38%
Year ended 12/31/25	1.84	0.01	0.29	0.30	(0.01)	(0.19)	(0.20)	1.94	16.32	170,743	1.00	1.18	0.47	56
Year ended 12/31/24	2.02	0.01	(0.04)	(0.03)	(0.01)	(0.14)	(0.15)	1.84	(1.67)	168,492	1.00	1.18	0.35	18
Year ended 12/31/23	1.68	0.01	0.34	0.35	(0.01)	—	(0.01)	2.02	21.06	188,898	1.00	1.17	0.35	15
Year ended 12/31/22	2.92	0.01	(0.83)	(0.82)	—	(0.42)	(0.42)	1.68	(27.13)	167,154	1.00	1.18	0.51	26
Year ended 12/31/21	2.91	(0.00)	0.30	0.30	—	(0.29)	(0.29)	2.92	10.22	235,425	1.00	1.13	(0.16)	22
Series II
Six months ended 06/30/26	2.07	0.01	0.10	0.11	—	—	—	2.18	5.31	146,671	1.25 (d)	1.43 (d)	0.67 (d)	38
Year ended 12/31/25	1.96	0.00	0.30	0.30	(0.00)	(0.19)	(0.19)	2.07	15.53	142,543	1.25	1.43	0.22	56
Year ended 12/31/24	2.14	0.00	(0.03)	(0.03)	(0.01)	(0.14)	(0.15)	1.96	(1.81)	138,252	1.25	1.43	0.10	18
Year ended 12/31/23	1.78	0.00	0.37	0.37	(0.01)	—	(0.01)	2.14	20.64	156,654	1.25	1.42	0.10	15
Year ended 12/31/22	3.06	0.01	(0.87)	(0.86)	—	(0.42)	(0.42)	1.78	(27.17)	147,359	1.25	1.43	0.26	26
Year ended 12/31/21	3.04	(0.01)	0.32	0.31	—	(0.29)	(0.29)	3.06	10.12	208,901	1.25	1.38	(0.41)	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. International Growth Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. International Growth Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
7
Invesco V.I. International Growth Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
8
Invesco V.I. International Growth Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $624 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investments in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns, unless the Fund has hedged its foreign currency exposure. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, may not always be successful. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies. From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.
To the extent the Fund invests in emerging markets, emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investment than more developed markets.
The Fund may from time to time have a substantial amount of its assets invested in securities of issuers located in a single country or a limited number of countries. Adverse economic, political or social conditions in those countries may therefore have a significant negative impact on the Fund’s investment performance.
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Invesco V.I. International Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $250 million	1.000%
Next $250 million	0.900%
Next $500 million	0.850%
Over $1 billion	0.820%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.97%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 1.00% and 1.25%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $276,475.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $21,351 for accounting and fund administrative services and was reimbursed $224,856 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$1,432,238	$—	$—	$1,432,238
Belgium	—	6,743,086	—	6,743,086
Brazil	1,834,879	—	—	1,834,879
Canada	17,800,876	—	—	17,800,876
China	2,098,795	10,026,281	—	12,125,076
Denmark	—	6,722,651	—	6,722,651
France	—	30,664,920	—	30,664,920
Germany	—	15,249,377	—	15,249,377
Guernsey	2,097,242	—	—	2,097,242
Hong Kong	—	2,742,907	—	2,742,907
India	—	12,079,326	—	12,079,326
Ireland	—	3,910,931	—	3,910,931
Italy	—	7,086,226	—	7,086,226
Japan	—	38,538,003	—	38,538,003
Mexico	3,202,334	—	—	3,202,334
Netherlands	2,793,515	19,949,617	—	22,743,132
Poland	—	1,624,306	—	1,624,306
South Korea	—	19,412,571	—	19,412,571
Spain	—	4,712,970	—	4,712,970
Sweden	—	2,491,518	—	2,491,518
Switzerland	—	22,063,376	—	22,063,376
Taiwan	—	24,771,539	—	24,771,539
United Kingdom	—	34,004,591	—	34,004,591
United States	8,400,503	6,721,089	—	15,121,592
Money Market Funds	5,043,772	4,579,046	—	9,622,818
Total Investments	$44,704,154	$274,094,331	$—	$318,798,485
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$102
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$75,920

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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Invesco V.I. International Growth Fund

NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $111,379,123 and $130,867,891, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$114,408,265
Aggregate unrealized (depreciation) of investments	(5,724,485)
Net unrealized appreciation of investments	$108,683,780
Cost of investments for tax purposes is $210,114,705.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	3,585,528	$6,838,706	6,662,248	$13,065,243
Series II	3,174,631	6,507,392	4,924,854	10,335,101
Issued as reinvestment of dividends:
Series I	-	-	8,383,518	16,264,026
Series II	-	-	6,021,552	12,464,612
Reacquired:
Series I	(9,474,957)	(18,452,156)	(18,266,657)	(36,231,067)
Series II	(4,910,252)	(10,150,343)	(12,657,585)	(26,529,326)
Net increase (decrease) in share activity	(7,625,050)	$(15,256,401)	(4,932,070)	$(10,631,411)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 74% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. International Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. International Growth Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the MSCI All Country World ex-USA® Growth Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods. The Board considered that stock selection in certain sectors and
13
Invesco V.I. International Growth Fund

the Fund’s overweight or underweight exposure to certain factors detracted from Fund performance. The Board considered information provided by management regarding management’s evaluation of the drivers of the Fund’s underperformance and certain enhancements to the Fund’s investment process intended to address such underperformance.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were above and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were each in the fifth quintile of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.  Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities
14
Invesco V.I. International Growth Fund

lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. International Growth Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. International Growth Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Main Street Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIMST-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.06%
Aerospace & Defense–2.19%
Airbus SE (France)	14,088	$3,134,463
General Electric Co.(b)	18,677	6,980,155
Honeywell Aerospace, Inc.(c)	5,828	1,288,454
		11,403,072
Alternative Carriers–0.93%
Space Exploration Technologies Corp., Class A(c)	28,382	4,849,349
Application Software–0.73%
Intuit, Inc.	14,644	3,822,084
Automobile Manufacturers–1.02%
Tesla, Inc.(c)	12,621	5,308,393
Biotechnology–2.23%
AbbVie, Inc.	33,066	8,320,728
Argenx SE, ADR (Netherlands)(c)	3,524	3,269,462
		11,590,190
Broadline Retail–4.77%
Amazon.com, Inc.(c)	104,239	24,844,323
Building Products–0.90%
Johnson Controls International PLC	32,085	4,687,939
Construction Materials–0.74%
CRH PLC	35,979	3,849,753
Consumer Finance–2.20%
American Express Co.	18,908	6,395,631
Capital One Financial Corp.	25,074	5,030,346
		11,425,977
Consumer Staples Merchandise Retail–0.82%
Walmart, Inc.	37,624	4,261,294
Diversified Banks–3.74%
Fifth Third Bancorp	52,871	2,980,338
JPMorgan Chase & Co.	50,443	16,511,507
		19,491,845
Diversified Financial Services–0.53%
Equitable Holdings, Inc.	63,189	2,772,733
Electric Utilities–0.91%
PPL Corp.	129,916	4,722,447
Electrical Components & Equipment–1.54%
Eaton Corp. PLC	7,145	3,044,627
Hubbell, Inc.	9,544	4,993,421
		8,038,048
Electronic Components–0.52%
Coherent Corp.(c)	6,857	2,704,881
Environmental & Facilities Services–0.66%
Republic Services, Inc.	16,010	3,411,411
Shares		Value
Fertilizers & Agricultural Chemicals–0.78%
Corteva, Inc.	48,060	$4,070,201
Financial Exchanges & Data–0.43%
Cboe Global Markets, Inc.	9,180	2,227,711
Gas Utilities–1.17%
Atmos Energy Corp.	35,487	6,113,346
Health Care Equipment–0.89%
Medtronic PLC	59,440	4,649,991
Health Care Facilities–0.84%
Tenet Healthcare Corp.(c)	23,446	4,386,278
Health Care REITs–0.74%
Welltower, Inc.	16,934	3,843,510
Health Care Services–1.39%
CVS Health Corp.	69,898	7,230,948
Health Care Supplies–0.63%
Medline, Inc.(b)(c)	82,434	3,251,197
Heavy Electrical Equipment–0.61%
Siemens Energy AG, Class A (Germany)(c)	16,755	3,194,198
Homebuilding–0.61%
D.R. Horton, Inc.	19,582	3,189,516
Hotels, Resorts & Cruise Lines–1.05%
Royal Caribbean Cruises Ltd.(b)	17,221	5,468,184
Industrial Conglomerates–0.25%
Honeywell International, Inc.	5,828	1,304,889
Industrial Gases–0.98%
Linde PLC	9,844	5,108,445
Industrial REITs–1.04%
Prologis, Inc.	39,937	5,410,265
Insurance Brokers–1.56%
Marsh & McLennan Cos., Inc.	48,867	8,144,663
Integrated Oil & Gas–1.88%
Chevron Corp.	41,803	6,929,265
Suncor Energy, Inc. (Canada)	53,595	2,876,980
		9,806,245
Interactive Media & Services–9.71%
Alphabet, Inc., Class A	105,394	37,664,654
Meta Platforms, Inc., Class A	22,871	12,883,005
		50,547,659
Internet Services & Infrastructure–0.41%
MongoDB, Inc.(c)	6,319	2,122,552
Investment Banking & Brokerage–0.69%
Charles Schwab Corp. (The)	39,110	3,608,680
Managed Health Care–1.94%
UnitedHealth Group, Inc.	24,352	10,121,422
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Fund®

Shares		Value
Multi-Utilities–0.49%
Public Service Enterprise Group, Inc.	31,660	$2,569,526
Oil & Gas Exploration & Production–0.21%
Devon Energy Corp.	26,277	1,085,766
Oil & Gas Storage & Transportation–0.93%
Cheniere Energy, Inc.	20,240	4,837,562
Packaged Foods & Meats–0.46%
Mondelez International, Inc., Class A	41,106	2,377,571
Pharmaceuticals–3.07%
Eli Lilly and Co.	10,000	11,994,300
Merck & Co., Inc.	31,147	4,002,390
		15,996,690
Property & Casualty Insurance–0.45%
American International Group, Inc.	31,058	2,314,753
Rail Transportation–0.36%
Union Pacific Corp.	6,944	1,888,768
Restaurants–1.35%
Yum! Brands, Inc.	43,865	7,012,259
Semiconductor Materials & Equipment–4.13%
Applied Materials, Inc.	19,433	14,050,059
ASML Holding N.V., New York Shares (Netherlands)	3,744	7,448,463
		21,498,522
Semiconductors–17.00%
Advanced Micro Devices, Inc.(c)	20,656	11,999,277
Broadcom, Inc.	47,461	17,928,393
Micron Technology, Inc.	8,048	9,289,726
NVIDIA Corp.	221,928	44,405,573
Texas Instruments, Inc.	16,301	4,858,839
		88,481,808
Soft Drinks & Non-alcoholic Beverages–1.51%
Coca-Cola Co. (The)	96,657	7,855,314
Shares		Value
Systems Software–5.20%
Microsoft Corp.	72,533	$27,056,260
Technology Hardware, Storage & Peripherals–8.43%
Apple, Inc.	124,727	36,091,005
Sandisk Corp.(c)	3,418	7,771,609
		43,862,614
Telecom Tower REITs–0.33%
American Tower Corp.	10,412	1,703,091
Tobacco–2.46%
Philip Morris International, Inc. (Switzerland)	70,799	12,808,247
Transaction & Payment Processing Services–1.65%
Mastercard, Inc., Class A	16,739	8,597,150
Total Common Stocks & Other Equity Interests (Cost $283,020,121)		520,929,540
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $283,020,121)		520,929,540
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.47%
Invesco Private Government Fund, 3.62%(d)(e)(f)	3,579,208	3,579,208
Invesco Private Prime Fund, 3.77%(d)(e)(f)	9,282,809	9,283,737
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,862,865)		12,862,945
TOTAL INVESTMENTS IN SECURITIES–102.53% (Cost $295,882,986)		533,792,485
OTHER ASSETS LESS LIABILITIES—(2.53)%		(13,148,514)
NET ASSETS–100.00%		$520,643,971
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at June 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$251,138	$18,713,010	$(18,964,148)	$-	$-	$-	$25,036
Invesco Treasury Portfolio, Institutional Class	466,400	34,752,732	(35,219,132)	-	-	-	46,255
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Fund®

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$851,434	$64,694,836	$(61,967,062)	$-	$-	$3,579,208	$43,284*
Invesco Private Prime Fund	2,213,853	149,815,200	(142,744,401)	80	(995)	9,283,737	115,174*
Total	$3,782,825	$267,975,778	$(258,894,743)	$80	$(995)	$12,862,945	$229,749

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Fund®

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $283,020,121)*	$520,929,540
Investments in affiliated money market funds, at value (Cost $12,862,865)	12,862,945
Cash	371,828
Receivable for:
Investments sold	8,078
Fund shares sold	3,621
Dividends	411,088
Investment for trustee deferred compensation and retirement plans	180,983
Other assets	311
Total assets	534,768,394
Liabilities:
Payable for:
Fund shares reacquired	615,122
Collateral upon return of securities loaned	12,862,865
Accrued fees to affiliates	434,178
Accrued trustees’ and officers’ fees and benefits	1,031
Accrued other operating expenses	30,244
Trustee deferred compensation and retirement plans	180,983
Total liabilities	14,124,423
Net assets applicable to shares outstanding	$520,643,971
Net assets consist of:
Shares of beneficial interest	$107,311,726
Distributable earnings	413,332,245
$520,643,971
Net Assets:
Series I	$150,844,774
Series II	$369,799,197
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	6,400,794
Series II	16,228,792
Series I:
Net asset value per share	$23.57
Series II:
Net asset value per share	$22.79

*	At June 30, 2026, securities with an aggregate value of $12,545,529 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $21,952)	$2,745,036
Dividends from affiliated money market funds (includes net securities lending income of $9,268)	80,559
Total investment income	2,825,595
Expenses:
Advisory fees	1,845,013
Administrative services fees	370,607
Custodian fees	3,142
Distribution fees - Series II	452,389
Transfer agent fees	16,166
Trustees’ and officers’ fees and benefits	13,630
Reports to shareholders	4,440
Professional services fees	20,370
Other	3,883
Total expenses	2,729,640
Less: Fees waived and/or expenses reimbursed	(201,011)
Net expenses	2,528,629
Net investment income	296,966
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	42,252,986
Affiliated investment securities	(995)
Foreign currencies	5,382
42,257,373
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(11,408,781)
Affiliated investment securities	80
Foreign currencies	(928)
(11,409,629)
Net realized and unrealized gain	30,847,744
Net increase in net assets resulting from operations	$31,144,710
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$296,966	$1,472,055
Net realized gain	42,257,373	139,313,259
Change in net unrealized appreciation (depreciation)	(11,409,629)	(30,525,104)
Net increase in net assets resulting from operations	31,144,710	110,260,210
Distributions to shareholders from distributable earnings:
Series I	—	(24,964,424)
Series II	—	(25,736,955)
Total distributions from distributable earnings	—	(50,701,379)
Share transactions–net:
Series I	(29,180,094)	(236,869,649)
Series II	(27,847,705)	(61,962,521)
Net increase (decrease) in net assets resulting from share transactions	(57,027,799)	(298,832,170)
Net increase (decrease) in net assets	(25,883,089)	(239,273,339)
Net assets:
Beginning of period	546,527,060	785,800,399
End of period	$520,643,971	$546,527,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$22.15	$0.03	$1.39	$1.42	$—	$—	$—	$23.57	6.41%	$150,845	0.80%(d)	0.88%(d)	0.29%(d)	22%
Year ended 12/31/25	20.41	0.07	3.17	3.24	(0.12)	(1.38)	(1.50)	22.15	15.93	170,637	0.80	0.86	0.33	46
Year ended 12/31/24	18.22	0.11	4.20	4.31	—	(2.12)	(2.12)	20.41	23.65	379,900	0.80	0.87	0.53	50
Year ended 12/31/23	16.12	0.12	3.40	3.52	(0.16)	(1.26)	(1.42)	18.22	23.22	344,992	0.80	0.87	0.66	63
Year ended 12/31/22	35.83	0.20	(7.70)	(7.50)	(0.46)	(11.75)	(12.21)	16.12	(20.13)	312,361	0.80	0.86	0.74	58
Year ended 12/31/21	29.91	0.25	7.93	8.18	(0.25)	(2.01)	(2.26)	35.83	27.57	428,274	0.79	0.79	0.73	55
Series II
Six months ended 06/30/26	21.45	0.00	1.34	1.34	—	—	—	22.79	6.25	369,799	1.05 (d)	1.13 (d)	0.04 (d)	22
Year ended 12/31/25	19.81	0.02	3.07	3.09	(0.07)	(1.38)	(1.45)	21.45	15.64	375,890	1.05	1.11	0.08	46
Year ended 12/31/24	17.77	0.06	4.10	4.16	—	(2.12)	(2.12)	19.81	23.39	405,901	1.05	1.12	0.28	50
Year ended 12/31/23	15.74	0.07	3.31	3.38	(0.09)	(1.26)	(1.35)	17.77	22.83	322,668	1.05	1.12	0.41	63
Year ended 12/31/22	35.28	0.13	(7.58)	(7.45)	(0.34)	(11.75)	(12.09)	15.74	(20.31)	384,741	1.05	1.11	0.49	58
Year ended 12/31/21	29.49	0.16	7.82	7.98	(0.18)	(2.01)	(2.19)	35.28	27.28	592,530	1.04	1.04	0.48	55

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Fund®

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. Main Street Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. Main Street Fund®

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $709 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
Up to $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.71%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.80% and 1.05%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee
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Invesco V.I. Main Street Fund®

waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $201,011.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $37,011 for accounting and fund administrative services and was reimbursed $333,596 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $15,075 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$514,600,879	$6,328,661	$—	$520,929,540
Money Market Funds	—	12,862,945	—	12,862,945
Total Investments	$514,600,879	$19,191,606	$—	$533,792,485
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Main Street Fund®

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $116,103,657 and $171,020,001, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$240,202,295
Aggregate unrealized (depreciation) of investments	(6,646,220)
Net unrealized appreciation of investments	$233,556,075
Cost of investments for tax purposes is $300,236,410.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	91,274	$2,035,542	258,400	$5,522,799
Series II	714,943	15,253,407	1,323,972	26,181,725
Issued as reinvestment of dividends:
Series I	-	-	1,134,231	24,964,424
Series II	-	-	1,207,174	25,736,955
Reacquired:
Series I	(1,393,068)	(31,215,636)	(12,303,523)	(267,356,872)
Series II	(2,012,847)	(43,101,112)	(5,496,159)	(113,881,201)
Net increase (decrease) in share activity	(2,599,698)	$(57,027,799)	(13,875,905)	$(298,832,170)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

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Invesco V.I. Main Street Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P 500® Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one and five year periods and reasonably comparable to  the
13
Invesco V.I. Main Street Fund®

performance of the Index for the three year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.
The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees and total expense ratio were  in the fourth and fifth quintile, respectively,  of its expense group and discussed with management reasons for such relative contractual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco
Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered
14
Invesco V.I. Main Street Fund®

Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Main Street Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Main Street Fund®

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Main Street Mid Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VIMCCE-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.44%
Aerospace & Defense–5.49%
ATI, Inc.(b)	13,157	$2,593,245
Curtiss-Wright Corp.	3,681	2,789,314
Howmet Aerospace, Inc.	5,237	1,408,020
Rocket Lab Corp.(b)	7,345	746,619
StandardAero, Inc.(b)(c)	50,887	1,522,030
		9,059,228
Agricultural & Farm Machinery–1.03%
AGCO Corp.	14,252	1,705,964
Apparel Retail–0.92%
Ross Stores, Inc.	7,120	1,515,492
Application Software–2.64%
Datadog, Inc., Class A(b)	9,724	2,531,741
Manhattan Associates, Inc.(b)	6,543	911,113
Samsara, Inc., Class A(b)(c)	28,263	916,569
		4,359,423
Automotive Parts & Equipment–0.59%
Visteon Corp.	9,870	979,203
Automotive Retail–0.97%
AutoNation, Inc.(b)	8,611	1,599,838
Biotechnology–2.79%
Argenx SE, ADR (Netherlands)(b)	1,652	1,532,676
BridgeBio Pharma, Inc.(b)	15,745	1,172,688
Ionis Pharmaceuticals, Inc.(b)(c)	13,379	1,060,821
Praxis Precision Medicines, Inc.(b)(c)	2,517	842,666
		4,608,851
Building Products–1.87%
A.O. Smith Corp.(c)	20,815	1,305,517
Johnson Controls International PLC	12,201	1,782,688
		3,088,205
Cargo Ground Transportation–0.78%
J.B. Hunt Transport Services, Inc.	4,426	1,281,017
Communications Equipment–1.84%
Lumentum Holdings, Inc.(b)	2,271	1,948,654
Motorola Solutions, Inc.	2,598	1,078,924
		3,027,578
Construction Machinery & Heavy Transportation Equipment– 1.14%
Allison Transmission Holdings, Inc.	16,745	1,887,831
Construction Materials–1.05%
Vulcan Materials Co.	5,880	1,734,659
Consumer Staples Merchandise Retail–0.90%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	17,074	1,489,194
Data Center REITs–1.27%
Digital Realty Trust, Inc.	11,622	2,087,079
Shares		Value
Diversified Banks–1.20%
Fifth Third Bancorp(c)	35,199	$1,984,168
Diversified Financial Services–1.11%
Equitable Holdings, Inc.	41,782	1,833,394
Electric Utilities–1.49%
PPL Corp.	67,779	2,463,767
Electrical Components & Equipment–3.80%
Hubbell, Inc.	4,347	2,274,350
Rockwell Automation, Inc.	5,546	2,745,714
Vertiv Holdings Co., Class A	3,713	1,243,187
		6,263,251
Electronic Components–1.22%
Coherent Corp.(b)	5,122	2,020,475
Electronic Equipment & Instruments–1.64%
Keysight Technologies, Inc.(b)	7,729	2,705,691
Electronic Manufacturing Services–1.00%
Flex Ltd.(b)	10,130	1,641,769
Environmental & Facilities Services–1.13%
Casella Waste Systems, Inc., Class A(b)(c)	19,256	1,867,254
Fertilizers & Agricultural Chemicals–1.41%
Corteva, Inc.	27,494	2,328,467
Financial Exchanges & Data–1.73%
Cboe Global Markets, Inc.	7,130	1,730,237
Intercontinental Exchange, Inc.	9,191	1,131,504
		2,861,741
Health Care Distributors–1.32%
Cardinal Health, Inc.	9,182	2,181,276
Health Care Facilities–1.56%
Encompass Health Corp.(c)	12,340	1,247,327
Tenet Healthcare Corp.(b)	7,100	1,328,268
		2,575,595
Health Care REITs–1.50%
American Healthcare REIT, Inc.(c)	47,461	2,475,091
Health Care Services–2.17%
BrightSpring Health Services, Inc.(b)	16,747	1,167,936
Guardant Health, Inc.(b)	16,049	2,407,831
		3,575,767
Homebuilding–2.31%
D.R. Horton, Inc.	13,521	2,202,300
TopBuild Corp.(b)	4,549	1,612,757
		3,815,057
Hotels, Resorts & Cruise Lines–3.07%
Hyatt Hotels Corp., Class A(c)	10,021	1,942,470
Royal Caribbean Cruises Ltd.(c)	9,811	3,115,287
		5,057,757
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Human Resource & Employment Services–0.79%
Korn Ferry(c)	19,558	$1,302,172
Independent Power Producers & Energy Traders–1.17%
Vistra Corp.	12,186	1,933,065
Industrial Machinery & Supplies & Components–3.54%
ITT, Inc.	8,836	1,747,408
Lincoln Electric Holdings, Inc.(c)	7,634	2,026,903
Xylem, Inc.	17,405	2,057,445
		5,831,756
Industrial REITs–1.43%
First Industrial Realty Trust, Inc.	38,488	2,359,699
Insurance Brokers–1.10%
Arthur J. Gallagher & Co.	7,907	1,815,210
Interactive Home Entertainment–1.81%
Roblox Corp., Class A(b)	25,252	1,373,204
Take-Two Interactive Software, Inc.(b)	6,474	1,618,370
		2,991,574
Interactive Media & Services–0.52%
Snap, Inc., Class A(b)	194,228	862,372
Internet Services & Infrastructure–2.15%
Cloudflare, Inc., Class A(b)	7,234	1,774,356
MongoDB, Inc.(b)(c)	5,269	1,769,857
		3,544,213
Investment Banking & Brokerage–2.57%
Evercore, Inc., Class A	4,712	1,608,865
Raymond James Financial, Inc.	17,313	2,632,096
		4,240,961
Life Sciences Tools & Services–1.59%
Repligen Corp.(b)(c)	8,895	1,213,634
Waters Corp.(b)	3,748	1,405,650
		2,619,284
Metal, Glass & Plastic Containers–0.57%
Silgan Holdings, Inc.(c)	20,113	933,042
Multi-Utilities–2.61%
Ameren Corp.	21,623	2,444,264
CMS Energy Corp.	24,284	1,857,726
		4,301,990
Oil & Gas Equipment & Services–0.88%
SLB Ltd.	31,121	1,446,815
Oil & Gas Exploration & Production–2.31%
Devon Energy Corp.	37,918	1,566,772
Permian Resources Corp.(c)	121,625	2,239,116
		3,805,888
Oil & Gas Refining & Marketing–0.56%
Valero Energy Corp.	3,527	918,572
Oil & Gas Storage & Transportation–2.83%
Cheniere Energy, Inc.	9,584	2,290,672
Williams Cos., Inc. (The)	31,885	2,370,331
		4,661,003
Shares		Value
Other Specialized REITs–0.83%
Lamar Advertising Co., Class A(c)	8,791	$1,371,220
Other Specialty Retail–0.57%
Tractor Supply Co.	29,973	947,447
Packaged Foods & Meats–1.02%
Hershey Co. (The)	9,544	1,674,495
Pharmaceuticals–0.65%
Axsome Therapeutics, Inc.(b)	4,359	1,066,952
Property & Casualty Insurance–1.28%
Hartford Insurance Group, Inc. (The)	15,916	2,109,188
Regional Banks–4.02%
Citizens Financial Group, Inc.	27,190	1,905,203
M&T Bank Corp.	9,151	2,178,030
Wintrust Financial Corp.	15,809	2,540,822
		6,624,055
Reinsurance–0.93%
Reinsurance Group of America, Inc.	7,179	1,526,614
Restaurants–2.33%
Darden Restaurants, Inc.	5,784	1,191,562
Yum! Brands, Inc.	16,615	2,656,074
		3,847,636
Retail REITs–1.35%
Brixmor Property Group, Inc.(c)	70,682	2,228,603
Semiconductor Materials & Equipment–0.83%
MKS, Inc.	3,066	1,363,757
Semiconductors–4.22%
Cerebras Systems, Inc., Class A(b)(c)	4,729	1,045,109
Credo Technology Group Holding Ltd.(b)	8,789	2,390,169
Microchip Technology, Inc.	18,135	1,653,912
Monolithic Power Systems, Inc.	1,351	1,867,568
		6,956,758
Single-Family Residential REITs–1.25%
American Homes 4 Rent, Class A	61,417	2,058,698
Specialty Chemicals–2.05%
DuPont de Nemours, Inc.(c)	7,951	1,078,474
International Flavors & Fragrances, Inc.(c)	29,052	2,301,499
		3,379,973
Trading Companies & Distributors–0.74%
Sunbelt Rentals Holdings, Inc.	16,258	1,216,261
Total Common Stocks & Other Equity Interests (Cost $113,626,435)		164,013,355
Money Market Funds–0.62%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	357,582	357,582
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	664,071	664,071
Total Money Market Funds (Cost $1,021,653)		1,021,653
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $114,648,088)		165,035,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Mid Cap Fund®

Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–15.72%
Invesco Private Government Fund, 3.62%(d)(e)(f)	7,208,686	$7,208,686
Invesco Private Prime Fund, 3.77%(d)(e)(f)	18,727,944	18,729,817
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,938,917)		25,938,503
TOTAL INVESTMENTS IN SECURITIES–115.78% (Cost $140,587,005)		190,973,511
OTHER ASSETS LESS LIABILITIES—(15.78)%		(26,029,579)
NET ASSETS–100.00%		$164,943,932
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$513,607	$5,538,671	$(5,694,696)	$-	$-	$357,582	$7,949
Invesco Treasury Portfolio, Institutional Class	953,825	10,286,104	(10,575,858)	-	-	664,071	14,656
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,253,081	40,843,218	(38,887,613)	-	-	7,208,686	80,567*
Invesco Private Prime Fund	13,639,757	92,521,357	(87,427,638)	(414)	(3,245)	18,729,817	221,215*
Total	$20,360,270	$149,189,350	$(142,585,805)	$(414)	$(3,245)	$26,960,156	$324,387

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Mid Cap Fund®

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $113,626,435)*	$164,013,355
Investments in affiliated money market funds, at value (Cost $26,960,570)	26,960,156
Receivable for:
Fund shares sold	33,947
Dividends	141,513
Investment for trustee deferred compensation and retirement plans	110,577
Other assets	4,015
Total assets	191,263,563
Liabilities:
Payable for:
Fund shares reacquired	107,238
Collateral upon return of securities loaned	25,938,917
Accrued fees to affiliates	139,737
Accrued trustees’ and officers’ fees and benefits	427
Accrued other operating expenses	20,281
Trustee deferred compensation and retirement plans	113,031
Total liabilities	26,319,631
Net assets applicable to shares outstanding	$164,943,932
Net assets consist of:
Shares of beneficial interest	$73,554,424
Distributable earnings	91,389,508
$164,943,932
Net Assets:
Series I	$119,069,450
Series II	$45,874,482
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	9,680,486
Series II	3,915,113
Series I:
Net asset value per share	$12.30
Series II:
Net asset value per share	$11.72

*	At June 30, 2026, securities with an aggregate value of $25,466,490 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends	$1,055,449
Dividends from affiliated money market funds (includes net securities lending income of $13,512)	36,117
Total investment income	1,091,566
Expenses:
Advisory fees	570,759
Administrative services fees	128,794
Custodian fees	902
Distribution fees - Series II	54,275
Transfer agent fees	4,225
Trustees’ and officers’ fees and benefits	11,470
Reports to shareholders	4,440
Professional services fees	21,623
Other	(3,059)
Total expenses	793,429
Less: Fees waived and/or expenses reimbursed	(736)
Net expenses	792,693
Net investment income	298,873
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	10,383,021
Affiliated investment securities	(3,245)
Foreign currencies	18
10,379,794
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	6,987,432
Affiliated investment securities	(414)
Foreign currencies	(88)
6,986,930
Net realized and unrealized gain	17,366,724
Net increase in net assets resulting from operations	$17,665,597
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Mid Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$298,873	$673,951
Net realized gain	10,379,794	30,510,708
Change in net unrealized appreciation (depreciation)	6,986,930	(13,516,566)
Net increase in net assets resulting from operations	17,665,597	17,668,093
Distributions to shareholders from distributable earnings:
Series I	—	(11,186,480)
Series II	—	(9,460,610)
Total distributions from distributable earnings	—	(20,647,090)
Share transactions–net:
Series I	(7,659,395)	(4,959,123)
Series II	(1,836,703)	(48,740,722)
Net increase (decrease) in net assets resulting from share transactions	(9,496,098)	(53,699,845)
Net increase (decrease) in net assets	8,169,499	(56,678,842)
Net assets:
Beginning of period	156,774,433	213,453,275
End of period	$164,943,932	$156,774,433
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Mid Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$11.01	$0.03	$1.26	$1.29	$—	$—	$—	$12.30	11.72%	$119,069	0.93%(d)	0.93%(d)	0.46%(d)	29%
Year ended 12/31/25	11.16	0.05	0.97	1.02	(0.04)	(1.13)	(1.17)	11.01	9.19	113,895	0.94	0.94	0.44	45
Year ended 12/31/24	9.79	0.03	1.64	1.67	(0.04)	(0.26)	(0.30)	11.16	17.07	119,877	0.95	0.95	0.32	41
Year ended 12/31/23	8.58	0.04	1.20	1.24	(0.03)	—	(0.03)	9.79	14.47	117,983	0.94	0.94	0.39	34
Year ended 12/31/22	12.97	0.06	(1.97)	(1.91)	(0.04)	(2.44)	(2.48)	8.58	(14.26)	116,146	0.93	0.93	0.51	60
Year ended 12/31/21	10.57	0.00	2.46	2.46	(0.06)	—	(0.06)	12.97	23.24	155,200	0.93	0.93	0.01	58
Series II
Six months ended 06/30/26	10.50	0.01	1.21	1.22	—	—	—	11.72	11.62	45,874	1.18 (d)	1.18 (d)	0.21 (d)	29
Year ended 12/31/25	10.69	0.02	0.93	0.95	(0.01)	(1.13)	(1.14)	10.50	8.96	42,879	1.19	1.19	0.19	45
Year ended 12/31/24	9.39	0.01	1.56	1.57	(0.01)	(0.26)	(0.27)	10.69	16.79	93,576	1.20	1.20	0.07	41
Year ended 12/31/23	8.23	0.01	1.15	1.16	(0.00)	—	—	9.39	14.14	84,983	1.19	1.19	0.14	34
Year ended 12/31/22	12.55	0.03	(1.90)	(1.87)	(0.01)	(2.44)	(2.45)	8.23	(14.45)	77,988	1.18	1.18	0.26	60
Year ended 12/31/21	10.24	(0.03)	2.37	2.34	(0.03)	—	(0.03)	12.55	22.86	99,770	1.18	1.18	(0.24)	58

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Mid Cap Fund®

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Mid Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco V.I. Main Street Mid Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
9
Invesco V.I. Main Street Mid Cap Fund®

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $926 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.725%
Next $500 million	0.700%
Next $500 million	0.675%
Over $1.5 billion	0.650%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.72%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at
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Invesco V.I. Main Street Mid Cap Fund®

any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $736.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $11,291 for accounting and fund administrative services and was reimbursed $117,503 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $23,173 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$164,013,355	$—	$—	$164,013,355
Money Market Funds	1,021,653	25,938,503	—	26,960,156
Total Investments	$165,035,008	$25,938,503	$—	$190,973,511
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
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Invesco V.I. Main Street Mid Cap Fund®

NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $44,923,278 and $53,623,153, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$52,397,151
Aggregate unrealized (depreciation) of investments	(2,478,070)
Net unrealized appreciation of investments	$49,919,081
Cost of investments for tax purposes is $141,054,430.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	66,093	$750,802	249,535	$2,744,032
Series II	215,054	2,352,452	1,109,221	12,145,657
Issued as reinvestment of dividends:
Series I	-	-	1,022,530	11,186,480
Series II	-	-	906,189	9,460,610
Reacquired:
Series I	(730,840)	(8,410,197)	(1,670,906)	(18,889,635)
Series II	(383,305)	(4,189,155)	(6,683,222)	(70,346,989)
Net increase (decrease) in share activity	(832,998)	$(9,496,098)	(5,066,653)	$(53,699,845)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Main Street Mid Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Mid Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell Midcap® Index (Index). The Board noted that performance of Series I shares of the Fund was in the second  quintile of its performance universe for the one and five year periods, and the first quintile for the three year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board
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Invesco V.I. Main Street Mid Cap Fund®

recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fifth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered additional information provided by management, including with respect to components of the Fund’s total expense ratio driving total expenses relative to peers. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.
Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent
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Invesco V.I. Main Street Mid Cap Fund®

the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Main Street Mid Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Main Street Mid Cap Fund®

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Main Street Small Cap Fund®

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIMSS-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.07%
Aerospace & Defense–2.37%
AAR Corp.(b)(c)	182,548	$26,091,586
Loar Holdings, Inc.(b)(c)	99,178	7,994,738
		34,086,324
Agricultural & Farm Machinery–0.83%
AGCO Corp.(c)	99,705	11,934,689
Apparel, Accessories & Luxury Goods–1.21%
Kontoor Brands, Inc.(c)	208,651	17,388,974
Application Software–2.99%
Elastic N.V.(b)	119,646	6,822,215
Manhattan Associates, Inc.(b)	78,884	10,984,597
Procore Technologies, Inc.(b)	181,268	7,363,106
ServiceTitan, Inc.(b)(c)	142,916	10,105,591
Unity Software, Inc.(b)	267,704	7,650,980
		42,926,489
Asset Management & Custody Banks–0.67%
Federated Hermes, Inc., Class B(c)	175,608	9,697,074
Automotive Parts & Equipment–2.59%
Dorman Products, Inc.(b)	136,390	18,610,415
Visteon Corp.(c)	186,893	18,541,655
		37,152,070
Automotive Retail–1.69%
AutoNation, Inc.(b)(c)	130,729	24,288,141
Biotechnology–4.10%
Arrowhead Pharmaceuticals, Inc.(b)	104,097	8,484,946
Mineralys Therapeutics, Inc.(b)(c)	211,454	5,705,029
Mirum Pharmaceuticals, Inc.(b)(c)	108,911	12,750,211
Praxis Precision Medicines, Inc.(b)	32,886	11,009,904
Twist Bioscience Corp.(b)(c)	158,047	16,259,875
uniQure N.V. (Netherlands)(b)	102,300	4,711,938
		58,921,903
Building Products–2.54%
Hayward Holdings, Inc.(b)(c)	718,420	12,435,850
Zurn Elkay Water Solutions Corp.(c)	476,586	24,081,891
		36,517,741
Cargo Ground Transportation–0.59%
ArcBest Corp.	59,068	8,478,621
Commercial & Residential Mortgage Finance–1.29%
PennyMac Financial Services, Inc.	213,069	18,558,310
Construction & Engineering–1.17%
Argan, Inc.(c)	5,941	4,744,185
Fluor Corp.(b)	230,789	12,091,036
		16,835,221
Construction Machinery & Heavy Transportation Equipment– 3.60%
Allison Transmission Holdings, Inc.	66,851	7,536,782
Atmus Filtration Technologies, Inc.	344,634	17,572,888
Shares		Value
Construction Machinery & Heavy Transportation Equipment– (continued)
Federal Signal Corp.(c)	121,908	$15,663,959
Terex Corp.(c)	150,485	10,893,609
		51,667,238
Construction Materials–0.83%
Eagle Materials, Inc.(c)	52,824	11,885,400
Distributors–0.81%
Pool Corp.	54,327	11,674,872
Diversified Banks–0.74%
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)	179,225	10,663,888
Diversified REITs–1.50%
Essential Properties Realty Trust, Inc.(c)	723,492	21,596,236
Education Services–0.80%
Stride, Inc.(b)(c)	134,015	11,557,454
Electric Utilities–1.80%
IDACORP, Inc.	63,024	9,535,531
Portland General Electric Co.(c)	315,874	16,371,750
		25,907,281
Electrical Components & Equipment–0.77%
EnerSys(c)	47,548	11,117,673
Electronic Components–1.34%
Belden, Inc.(c)	160,975	19,302,512
Electronic Equipment & Instruments–2.39%
Itron, Inc.(b)(c)	160,200	13,862,106
Ralliant Corp.	277,504	20,432,620
		34,294,726
Electronic Manufacturing Services–0.73%
Sanmina Corp.(b)	41,655	10,542,047
Environmental & Facilities Services–1.43%
Casella Waste Systems, Inc., Class A(b)(c)	212,199	20,576,937
Financial Exchanges & Data–0.77%
Miami International Holdings, Inc.(b)(c)	297,511	11,055,509
Food Distributors–0.89%
Chefs’ Warehouse, Inc. (The)(b)(c)	133,791	12,857,315
Footwear–0.71%
Steven Madden Ltd.(c)	241,053	10,148,331
Gas Utilities–0.82%
Chesapeake Utilities Corp.(c)	95,878	11,743,137
Health Care Facilities–0.61%
Acadia Healthcare Co., Inc.(b)(c)	295,627	8,729,865
Health Care Services–3.28%
Addus HomeCare Corp.(b)(c)	58,248	5,852,177
BrightSpring Health Services, Inc.(b)	325,696	22,714,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Health Care Services–(continued)
Guardant Health, Inc.(b)	123,600	$18,543,708
		47,109,924
Homebuilding–2.28%
Champion Homes, Inc.(b)	186,436	16,428,740
KB Home(c)	259,844	16,263,636
		32,692,376
Hotels, Resorts & Cruise Lines–1.35%
Wyndham Hotels & Resorts, Inc.	230,150	19,380,932
Human Resource & Employment Services–1.30%
Korn Ferry(c)	280,254	18,659,311
Industrial Machinery & Supplies & Components–4.63%
Enpro, Inc.	74,798	28,193,610
ESAB Corp.(c)	176,518	17,409,970
Gates Industrial Corp. PLC(b)	747,902	20,918,819
		66,522,399
Industrial REITs–1.37%
Terreno Realty Corp.(c)	303,733	19,672,786
Interactive Media & Services–0.83%
Snap, Inc., Class A(b)(c)	2,673,131	11,868,702
Investment Banking & Brokerage–1.45%
BGC Group, Inc., Class A	1,146,497	12,256,053
Piper Sandler Cos.(c)	118,850	8,597,609
		20,853,662
Leisure Facilities–1.16%
Life Time Group Holdings, Inc.(b)(c)	409,559	16,726,390
Life Sciences Tools & Services–2.71%
Adaptive Biotechnologies Corp.(b)(c)	604,977	12,976,757
BioLife Solutions, Inc.(b)(c)	421,877	11,913,806
Repligen Corp.(b)(c)	103,029	14,057,277
		38,947,840
Managed Health Care–0.67%
Alignment Healthcare, Inc.(b)(c)	401,283	9,554,548
Metal, Glass & Plastic Containers–1.21%
Silgan Holdings, Inc.(c)	374,081	17,353,618
Oil & Gas Drilling–1.51%
Helmerich & Payne, Inc.(c)	663,913	21,736,512
Oil & Gas Equipment & Services–2.72%
Kodiak Gas Services, Inc.	354,119	26,604,960
Weatherford International PLC	153,439	12,505,279
		39,110,239
Oil & Gas Exploration & Production–1.00%
Northern Oil and Gas, Inc.(c)	790,506	14,347,684
Other Specialized REITs–1.91%
Outfront Media, Inc.(c)	839,941	27,516,467
Personal Care Products–0.67%
Interparfums, Inc.(c)	85,898	9,608,550
Pharmaceuticals–2.95%
Alumis, Inc.(b)(c)	221,410	6,230,477
Shares		Value
Pharmaceuticals–(continued)
Axsome Therapeutics, Inc.(b)	45,412	$11,115,495
Collegium Pharmaceutical, Inc.(b)(c)	224,984	8,144,421
Ligand Pharmaceuticals, Inc.(b)	30,720	9,710,285
Tarsus Pharmaceuticals, Inc.(b)	113,963	7,172,831
		42,373,509
Property & Casualty Insurance–2.08%
Definity Financial Corp. (Canada)	195,574	10,375,454
Skyward Specialty Insurance Group, Inc.(b)(c)	335,427	19,572,166
		29,947,620
Real Estate Services–0.64%
Cushman & Wakefield Ltd.(b)(c)	681,803	9,129,342
Regional Banks–10.43%
Ameris Bancorp(c)	210,953	19,040,618
Banc of California, Inc.	904,197	18,472,745
Cathay General Bancorp(c)	373,697	23,165,477
Columbia Banking System, Inc.	865,830	27,749,851
OceanFirst Financial Corp.	483,809	9,448,790
Texas Capital Bancshares, Inc.	73,257	7,564,518
United Community Banks, Inc.(c)	383,812	13,467,963
Wintrust Financial Corp.	109,170	17,545,802
WSFS Financial Corp.	175,812	13,490,055
		149,945,819
Restaurants–1.23%
Cheesecake Factory, Inc. (The)(c)	222,140	17,669,016
Semiconductor Materials & Equipment–1.78%
Axcelis Technologies, Inc.(b)	62,749	11,887,798
Ultra Clean Holdings, Inc.(b)	96,045	13,695,057
		25,582,855
Semiconductors–4.59%
Allegro MicroSystems, Inc.(b)(c)	293,872	20,459,369
MaxLinear, Inc.(b)(c)	202,173	25,884,209
Silicon Laboratories, Inc.(b)(c)	89,524	19,566,365
		65,909,943
Steel–1.24%
Commercial Metals Co.(c)	284,099	17,827,212
Trading Companies & Distributors–0.50%
GATX Corp.(c)	40,497	7,175,663
Transaction & Payment Processing Services–1.00%
Marqeta, Inc., Class A(b)(c)	2,005,898	8,143,946
Paymentus Holdings, Inc., Class A(b)(c)	255,834	6,180,949
		14,324,895
Total Common Stocks & Other Equity Interests (Cost $1,087,075,969)		1,423,653,792
Money Market Funds–1.86%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	9,368,908	9,368,908
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	17,396,692	$17,396,692
Total Money Market Funds (Cost $26,765,600)		26,765,600
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.93% (Cost $1,113,841,569)		1,450,419,392
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–29.29%
Invesco Private Government Fund, 3.62%(d)(e)(f)	113,619,789	113,619,789
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	307,326,493	$307,357,226
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $420,988,601)		420,977,015
TOTAL INVESTMENTS IN SECURITIES–130.22% (Cost $1,534,830,170)		1,871,396,407
OTHER ASSETS LESS LIABILITIES—(30.22)%		(434,335,800)
NET ASSETS–100.00%		$1,437,060,607
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,697,523	$73,961,671	$(70,290,286)	$-	$-	$9,368,908	$135,219
Invesco Treasury Portfolio, Institutional Class	10,576,946	137,357,388	(130,537,642)	-	-	17,396,692	249,652
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	39,177,197	298,311,133	(223,868,541)	-	-	113,619,789	869,702*
Invesco Private Prime Fund	101,627,965	703,327,264	(497,558,233)	(11,586)	(28,184)	307,357,226	2,359,944*
Total	$157,079,631	$1,212,957,456	$(922,254,702)	$(11,586)	$(28,184)	$447,742,615	$3,614,517

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Main Street Small Cap Fund®

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $1,087,075,969)*	$1,423,653,792
Investments in affiliated money market funds, at value (Cost $447,754,201)	447,742,615
Cash	1,442,040
Receivable for:
Investments sold	21,307,608
Fund shares sold	272,952
Dividends	1,287,413
Investment for trustee deferred compensation and retirement plans	91,572
Other assets	468
Total assets	1,895,798,460
Liabilities:
Payable for:
Investments purchased	25,923,652
Fund shares reacquired	10,460,019
Collateral upon return of securities loaned	420,988,601
Accrued fees to affiliates	1,249,145
Accrued other operating expenses	24,864
Trustee deferred compensation and retirement plans	91,572
Total liabilities	458,737,853
Net assets applicable to shares outstanding	$1,437,060,607
Net assets consist of:
Shares of beneficial interest	$872,863,346
Distributable earnings	564,197,261
$1,437,060,607
Net Assets:
Series I	$509,530,736
Series II	$927,529,871
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	14,946,831
Series II	28,060,176
Series I:
Net asset value per share	$34.09
Series II:
Net asset value per share	$33.06

*	At June 30, 2026, securities with an aggregate value of $415,893,954 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $7,732)	$7,155,288
Dividends from affiliated money market funds (includes net securities lending income of $162,647)	547,518
Total investment income	7,702,806
Expenses:
Advisory fees	4,138,583
Administrative services fees	1,052,463
Custodian fees	3,429
Distribution fees - Series II	1,055,268
Transfer agent fees	30,048
Trustees’ and officers’ fees and benefits	15,000
Reports to shareholders	4,440
Professional services fees	21,172
Other	5,371
Total expenses	6,325,774
Less: Fees waived and/or expenses reimbursed	(11,958)
Net expenses	6,313,816
Net investment income	1,388,990
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	157,188,709
Affiliated investment securities	(28,184)
Foreign currencies	185
157,160,710
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	75,585,331
Affiliated investment securities	(11,586)
75,573,745
Net realized and unrealized gain	232,734,455
Net increase in net assets resulting from operations	$234,123,445
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Main Street Small Cap Fund®

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$1,388,990	$3,919,221
Net realized gain	157,160,710	71,444,314
Change in net unrealized appreciation	75,573,745	15,634,032
Net increase in net assets resulting from operations	234,123,445	90,997,567
Distributions to shareholders from distributable earnings:
Series I	—	(34,568,195)
Series II	—	(82,196,193)
Total distributions from distributable earnings	—	(116,764,388)
Share transactions–net:
Series I	23,377,509	199,469,713
Series II	(32,607,474)	68,896,787
Net increase (decrease) in net assets resulting from share transactions	(9,229,965)	268,366,500
Net increase in net assets	224,893,480	242,599,679
Net assets:
Beginning of period	1,212,167,127	969,567,448
End of period	$1,437,060,607	$1,212,167,127
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Main Street Small Cap Fund®

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$28.54	$0.06	$5.49	$5.55	$—	$—	$—	$34.09	19.45%	$509,531	0.82%(d)	0.82%(d)	0.38%(d)	43%
Year ended 12/31/25	29.25	0.16	2.32	2.48	(0.14)	(3.05)	(3.19)	28.54	8.70	404,602	0.84	0.84	0.56	50
Year ended 12/31/24	26.91	0.16	3.24	3.40	—	(1.06)	(1.06)	29.25	12.69	213,154	0.87	0.87	0.56	42
Year ended 12/31/23	23.08	0.11	4.01	4.12	(0.29)	—	(0.29)	26.91	18.13	174,202	0.88	0.88	0.44	42
Year ended 12/31/22	31.47	0.11	(5.12)	(5.01)	(0.15)	(3.23)	(3.38)	23.08	(15.83)	142,703	0.84	0.87	0.41	32
Year ended 12/31/21	27.42	0.01	6.19	6.20	(0.12)	(2.03)	(2.15)	31.47	22.55	158,060	0.80	0.84	0.03	32
Series II
Six months ended 06/30/26	27.71	0.02	5.33	5.35	—	—	—	33.06	19.31	927,530	1.07 (d)	1.07 (d)	0.13 (d)	43
Year ended 12/31/25	28.49	0.09	2.25	2.34	(0.07)	(3.05)	(3.12)	27.71	8.44	807,566	1.09	1.09	0.31	50
Year ended 12/31/24	26.30	0.09	3.16	3.25	—	(1.06)	(1.06)	28.49	12.41	756,414	1.12	1.12	0.31	42
Year ended 12/31/23	22.56	0.05	3.92	3.97	(0.23)	—	(0.23)	26.30	17.82	666,053	1.13	1.13	0.19	42
Year ended 12/31/22	30.83	0.04	(5.01)	(4.97)	(0.07)	(3.23)	(3.30)	22.56	(16.04)	562,756	1.09	1.12	0.16	32
Year ended 12/31/21	26.91	(0.07)	6.08	6.01	(0.06)	(2.03)	(2.09)	30.83	22.26	709,699	1.05	1.09	(0.22)	32

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Main Street Small Cap Fund®

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Main Street Small Cap Fund® (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco V.I. Main Street Small Cap Fund®

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
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Invesco V.I. Main Street Small Cap Fund®

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $9,799 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $200 million	0.720%
Next $200 million	0.690%
Next $200 million	0.660%
Next $200 million	0.600%
Next $4 billion	0.580%
Over $5 billion	0.560%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.65%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
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Invesco V.I. Main Street Small Cap Fund®

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $11,958.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $91,943 for accounting and fund administrative services and was reimbursed $960,520 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $95,661 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,423,653,792	$—	$—	$1,423,653,792
Money Market Funds	26,765,600	420,977,015	—	447,742,615
Total Investments	$1,450,419,392	$420,977,015	$—	$1,871,396,407
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
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Invesco V.I. Main Street Small Cap Fund®

NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $548,786,360 and $541,948,336, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$356,860,378
Aggregate unrealized (depreciation) of investments	(22,565,701)
Net unrealized appreciation of investments	$334,294,677
Cost of investments for tax purposes is $1,537,101,730.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	2,161,069	$66,723,577	6,953,921	$203,064,296
Series II	1,118,829	33,249,383	3,107,885	87,500,012
Issued as reinvestment of dividends:
Series I	-	-	1,235,461	34,568,195
Series II	-	-	3,024,142	82,196,193
Reacquired:
Series I	(1,389,214)	(43,346,068)	(1,301,609)	(38,162,778)
Series II	(2,200,659)	(65,856,857)	(3,537,892)	(100,799,418)
Net increase (decrease) in share activity	(309,975)	$(9,229,965)	9,481,908	$268,366,500

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Main Street Small Cap Fund®

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Main Street Small Cap Fund’s® (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index). The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period, reasonably comparable to  the performance of the
13
Invesco V.I. Main Street Small Cap Fund®

Index for the three year period, and above the performance of the Index for the  five year period. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and reasonably comparable to, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.
Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed third-party mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The
Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities
14
Invesco V.I. Main Street Small Cap Fund®

Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Main Street Small Cap Fund®

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Main Street Small Cap Fund®

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco® V.I. S&P 500 Buffer Fund - December

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500D-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Money Market Funds–3.85%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(a)(b)	953,701	$953,701
Invesco Treasury Portfolio, Institutional Class, 3.56%(a)(b)	1,771,076	1,771,076
Total Money Market Funds (Cost $2,724,777)		2,724,777
Value
Options Purchased–100.55%
(Cost $66,776,656)(c)	$71,079,867
TOTAL INVESTMENTS IN SECURITIES–104.40% (Cost $69,501,433)	73,804,644
OTHER ASSETS LESS LIABILITIES—(4.40)%	(3,112,635)
NET ASSETS–100.00%	$70,692,009
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$364,677	$4,770,942	$(4,181,918)	$-	$-	$953,701	$15,758
Invesco Treasury Portfolio, Institutional Class	677,172	8,860,321	(7,766,417)	-	-	1,771,076	29,068
Total	$1,041,849	$13,631,263	$(11,948,335)	$-	$-	$2,724,777	$44,826

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2026	958	USD	20.54	USD	1,967,732	$69,727,557
Equity Risk
S&P 500® Mini Index	Put	12/31/2026	958	USD	684.55	USD	65,579,890	1,352,310
Total Open Index Options Purchased								$71,079,867

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	12/31/2026	958	USD	779.91	USD	74,715,378	$ (2,334,786)
Equity Risk
S&P 500® Mini Index	Put	12/31/2026	958	USD	616.10	USD	59,022,380	(674,201)
Total Open Index Options Written								$(3,008,987)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $66,776,656)	$71,079,867
Investments in affiliated money market funds, at value (Cost $2,724,777)	2,724,777
Receivable for:
Fund shares sold	442
Dividends	6,443
Investment for trustee deferred compensation and retirement plans	21,758
Other assets	28
Total assets	73,833,315
Liabilities:
Other investments:
Options written, at value (premiums received $3,279,177)	3,008,987
Payable for:
Fund shares reacquired	7,161
Accrued fees to affiliates	63,800
Accrued trustees’ and officers’ fees and benefits	287
Accrued other operating expenses	39,313
Trustee deferred compensation and retirement plans	21,758
Total liabilities	3,141,306
Net assets applicable to shares outstanding	$70,692,009
Net assets consist of:
Shares of beneficial interest	$60,271,011
Distributable earnings	10,420,998
$70,692,009
Net Assets:
Series I	$1,491,485
Series II	$69,200,524
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	114,807
Series II	5,390,750
Series I:
Net asset value per share	$12.99
Series II:
Net asset value per share	$12.84
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$44,826
Expenses:
Advisory fees	137,475
Administrative services fees	53,613
Custodian fees	382
Distribution fees - Series II	80,256
Transfer agent fees	1,436
Trustees’ and officers’ fees and benefits	10,967
Licensing fees	16,230
Reports to shareholders	4,440
Professional services fees	16,400
Other	480
Total expenses	321,679
Less: Fees waived and/or expenses reimbursed	(13,732)
Net expenses	307,947
Net investment income (loss)	(263,121)
Realized and unrealized gain from:
Change in net unrealized appreciation of:
Unaffiliated investment securities	4,303,211
Options written	270,190
4,573,401
Net realized and unrealized gain	4,573,401
Net increase in net assets resulting from operations	$4,310,280
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - December

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(263,121)	$(412,532)
Net realized gain	—	6,593,341
Change in net unrealized appreciation (depreciation)	4,573,401	(59,530)
Net increase in net assets resulting from operations	4,310,280	6,121,279
Distributions to shareholders from distributable earnings:
Series I	—	(68,135)
Series II	—	(3,890,455)
Total distributions from distributable earnings	—	(3,958,590)
Share transactions–net:
Series I	414,548	420,397
Series II	10,544,889	18,514,785
Net increase in net assets resulting from share transactions	10,959,437	18,935,182
Net increase in net assets	15,269,717	21,097,871
Net assets:
Beginning of period	55,422,292	34,324,421
End of period	$70,692,009	$55,422,292
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - December

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$12.31	$(0.03)	$0.71	$0.68	$—	$12.99	5.52%	$1,491	0.70%(d)	0.74%(d)	(0.56)%(d)	0%
Year ended 12/31/25	11.63	(0.06)	1.63	1.57	(0.89)	12.31	13.81	1,000	0.70	0.80	(0.54)	0
Year ended 12/31/24	10.48	(0.06)	1.61	1.55	(0.40)	11.63	14.89	560	0.70	0.92	(0.51)	0
Year ended 12/31/23	8.96	(0.05)	1.68	1.63	(0.11)	10.48	18.17	359	0.70	1.03	(0.53)	0
Year ended 12/31/22	10.00	(0.06)	(0.98)	(1.04)	—	8.96	(10.40)	477	0.70	1.90	(0.64)	0
Period ended 12/31/21(e)	10.00	(0.00)	—	(0.00)	—	10.00	0.00	1,000	0.70 (d)	643.01 (d)	(0.70)(d)	0
Series II
Six months ended 06/30/26	12.02	(0.05)	0.87	0.82	—	12.84	6.82	69,201	0.95 (d)	0.99 (d)	(0.81)(d)	0
Year ended 12/31/25	11.54	(0.09)	1.46	1.37	(0.89)	12.02	12.08	54,423	0.95	1.05	(0.79)	0
Year ended 12/31/24	10.50	(0.08)	1.52	1.44	(0.40)	11.54	13.82	33,765	0.95	1.17	(0.76)	0
Year ended 12/31/23	8.93	(0.08)	1.76	1.68	(0.11)	10.50	18.80	18,804	0.95	1.28	(0.78)	0
Year ended 12/31/22	10.00	(0.08)	(0.99)	(1.07)	—	8.93	(10.70)	8,748	0.95	2.15	(0.89)	0
Period ended 12/31/21(e)	10.00	(0.00)	—	(0.00)	—	10.00	0.00	1,000	0.95 (d)	643.26 (d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of December 31, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - December (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
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Invesco® V.I. S&P 500 Buffer Fund - December

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
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Invesco® V.I. S&P 500 Buffer Fund - December

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco® V.I. S&P 500 Buffer Fund - December

The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.70% and 0.95%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $13,732.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $4,563 for accounting and fund administrative services and was reimbursed $49,050 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,724,777	$—	$—	$2,724,777
Options Purchased	—	71,079,867	—	71,079,867
Total Investments in Securities	2,724,777	71,079,867	—	73,804,644
Other Investments - Liabilities*
Options Written	—	(3,008,987)	—	(3,008,987)
Total Investments	$2,724,777	$68,070,880	$—	$70,795,657

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco® V.I. S&P 500 Buffer Fund - December

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$71,079,867
Derivatives not subject to master netting agreements	(71,079,867)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(3,008,987)
Derivatives not subject to master netting agreements	3,008,987
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain on Statement of Operations
Equity Risk
Change in Net Unrealized Appreciation:
Options purchased(a)	$4,303,211
Options written	270,190
Total	$4,573,401

(a)	Options purchased are included in the change in net unrealized appreciation (depreciation) of investment securities.
The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$66,536,993	$131,736,810
Average contracts	1,887	1,887

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
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Invesco® V.I. S&P 500 Buffer Fund - December

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $0 and $0, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$7,961,322
Aggregate unrealized (depreciation) of investments	(3,387,921)
Net unrealized appreciation of investments	$4,573,401
Cost of investments for tax purposes is $66,222,256.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	36,622	$452,579	73,457	$877,618
Series II	1,275,241	15,559,081	2,330,298	27,302,662
Issued as reinvestment of dividends:
Series I	-	-	5,641	67,069
Series II	-	-	330,457	3,889,482
Reacquired:
Series I	(3,031)	(38,031)	(46,036)	(524,290)
Series II	(410,757)	(5,014,192)	(1,060,585)	(12,677,359)
Net increase in share activity	898,075	$10,959,437	1,633,232	$18,935,182

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco® V.I. S&P 500 Buffer Fund - December

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund – December’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The  Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only). The Board noted that the Fund had recently commenced operations in December 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the third quintile of its performance universe for the one and three year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the
12
Invesco® V.I. S&P 500 Buffer Fund - December

performance of the Index for the one and three  year periods. . The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group may include funds that are not managed pursuant to the same buffered strategy as the Fund or that focus on a different asset class than the Fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided by management regarding the Fund’s limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. rInvesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees for the Fund are negotiated at arm’s length by Invesco Advisers and are paid by Invesco Advisers out of its advisory fees. The Board noted that Invesco Advisers retains overall responsibility for, and provides services to, sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described herein other than day-to-day portfolio management.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco
Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market
13
Invesco® V.I. S&P 500 Buffer Fund - December

funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco® V.I. S&P 500 Buffer Fund - December

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco® V.I. S&P 500 Buffer Fund - December

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco® V.I. S&P 500 Buffer Fund – June

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500J-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Money Market Funds–4.10%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(a)(b)	987,309	$987,309
Invesco Treasury Portfolio, Institutional Class, 3.56%(a)(b)	1,833,573	1,833,573
Total Money Market Funds (Cost $2,820,882)		2,820,882
Value
Options Purchased–101.53%
(Cost $69,486,459)(c)	$69,877,554
TOTAL INVESTMENTS IN SECURITIES–105.63% (Cost $72,307,341)	72,698,436
OTHER ASSETS LESS LIABILITIES—(5.63)%	(3,875,390)
NET ASSETS–100.00%	$68,823,046
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$637,370	$3,409,195	$(3,059,256)	$-	$-	$987,309	$13,456
Invesco Treasury Portfolio, Institutional Class	1,183,688	6,331,363	(5,681,478)	-	-	1,833,573	24,823
Total	$1,821,058	$9,740,558	$(8,740,734)	$-	$-	$2,820,882	$38,279

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2027	910	USD	22.50	USD	2,047,500	$66,115,923
Equity Risk
S&P 500® Mini Index	Put	06/30/2027	910	USD	749.94	USD	68,244,540	3,761,631
Total Open Index Options Purchased								$69,877,554

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	06/30/2027	910	USD	867.38	USD	78,931,580	$ (1,370,214)
Equity Risk
S&P 500® Mini Index	Put	06/30/2027	910	USD	674.95	USD	61,420,450	(2,135,805)
Total Open Index Options Written								$(3,506,019)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $69,486,459)	$69,877,554
Investments in affiliated money market funds, at value (Cost $2,820,882)	2,820,882
Receivable for:
Investments sold	72,956,381
Fund shares sold	639,498
Dividends	7,733
Investment for trustee deferred compensation and retirement plans	19,120
Other assets	25
Total assets	146,321,193
Liabilities:
Other investments:
Options written, at value (premiums received $3,480,981)	3,506,019
Payable for:
Investments purchased	73,854,559
Fund shares reacquired	9,011
Accrued fees to affiliates	59,777
Accrued trustees’ and officers’ fees and benefits	286
Accrued other operating expenses	49,375
Trustee deferred compensation and retirement plans	19,120
Total liabilities	77,498,147
Net assets applicable to shares outstanding	$68,823,046
Net assets consist of:
Shares of beneficial interest	$58,899,717
Distributable earnings	9,923,329
$68,823,046
Net Assets:
Series I	$2,028,780
Series II	$66,794,266
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	140,880
Series II	4,691,638
Series I:
Net asset value per share	$14.40
Series II:
Net asset value per share	$14.24
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$38,279
Expenses:
Advisory fees	128,897
Administrative services fees	50,550
Custodian fees	382
Distribution fees - Series II	74,392
Transfer agent fees	1,638
Trustees’ and officers’ fees and benefits	10,999
Licensing fees	16,353
Reports to shareholders	5,259
Professional services fees	19,674
Other	458
Total expenses	308,602
Less: Fees waived and/or expenses reimbursed	(20,615)
Net expenses	287,987
Net investment income (loss)	(249,708)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	9,230,835
Options written	(1,408,456)
7,822,379
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,818,079)
Options written	(94,165)
(3,912,244)
Net realized and unrealized gain	3,910,135
Net increase in net assets resulting from operations	$3,660,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund – June

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(249,708)	$(403,302)
Net realized gain	7,822,379	5,269,359
Change in net unrealized appreciation (depreciation)	(3,912,244)	1,615,745
Net increase in net assets resulting from operations	3,660,427	6,481,802
Distributions to shareholders from distributable earnings:
Series I	—	(134,025)
Series II	—	(4,274,526)
Total distributions from distributable earnings	—	(4,408,551)
Share transactions–net:
Series I	126,046	132,129
Series II	3,728,826	15,250,850
Net increase in net assets resulting from share transactions	3,854,872	15,382,979
Net increase in net assets	7,515,299	17,456,230
Net assets:
Beginning of period	61,307,747	43,851,517
End of period	$68,823,046	$61,307,747
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund – June

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$13.57	$(0.04)	$0.87	$0.83	$—	$14.40	6.12%	$2,029	0.70%(d)	0.76%(d)	(0.58)%(d)	0%
Year ended 12/31/25	12.88	(0.07)	1.81	1.74	(1.05)	13.57	13.65	1,790	0.70	0.79	(0.55)	0
Year ended 12/31/24	11.96	(0.06)	1.73	1.67	(0.75)	12.88	14.03	1,580	0.70	0.90	(0.50)	0
Year ended 12/31/23	10.18	(0.05)	2.00	1.95	(0.17)	11.96	19.20	1,565	0.70	1.03	(0.47)	0
Period ended 12/31/22(e)	10.00	(0.03)	0.29	0.26	(0.08)	10.18	2.56	1,018	0.70 (d)	2.52 (d)	(0.59)(d)	0
Series II
Six months ended 06/30/26	13.43	(0.06)	0.87	0.81	—	14.24	6.03	66,794	0.95 (d)	1.01 (d)	(0.83)(d)	0
Year ended 12/31/25	12.79	(0.11)	1.80	1.69	(1.05)	13.43	13.35	59,518	0.95	1.04	(0.80)	0
Year ended 12/31/24	11.91	(0.09)	1.72	1.63	(0.75)	12.79	13.76	42,271	0.95	1.15	(0.75)	0
Year ended 12/31/23	10.16	(0.08)	2.00	1.92	(0.17)	11.91	18.95	26,594	0.95	1.28	(0.72)	0
Period ended 12/31/22(e)	10.00	(0.04)	0.28	0.24	(0.08)	10.16	2.36	9,321	0.95 (d)	2.77 (d)	(0.84)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of June 30, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund – June

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund – June (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
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Invesco® V.I. S&P 500 Buffer Fund – June

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
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Invesco® V.I. S&P 500 Buffer Fund – June

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco® V.I. S&P 500 Buffer Fund – June

The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $20,615.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $4,560 for accounting and fund administrative services and was reimbursed $45,990 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,820,882	$—	$—	$2,820,882
Options Purchased	—	69,877,554	—	69,877,554
Total Investments in Securities	2,820,882	69,877,554	—	72,698,436
Other Investments - Liabilities*
Options Written	—	(3,506,019)	—	(3,506,019)
Total Investments	$2,820,882	$66,371,535	$—	$69,192,417

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco® V.I. S&P 500 Buffer Fund – June

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$69,877,554
Derivatives not subject to master netting agreements	(69,877,554)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(3,506,019)
Derivatives not subject to master netting agreements	3,506,019
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$9,230,835
Options written	(1,408,456)
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(3,818,079)
Options written	(94,165)
Total	$3,910,135

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$59,521,516	$117,820,273
Average contracts	1,799	1,799

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
10
Invesco® V.I. S&P 500 Buffer Fund – June

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2026. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$391,095
Aggregate unrealized (depreciation) of investments	(4,303,337)
Net unrealized appreciation (depreciation) of investments	$(3,912,242)
Cost of investments for tax purposes is $73,104,659.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	16,601	$230,177	19,681	$266,358
Series II	603,965	8,392,614	1,680,004	22,746,284
Issued as reinvestment of dividends:
Series I	-	-	9,961	132,974
Series II	-	-	323,258	4,273,476
Reacquired:
Series I	(7,645)	(104,131)	(20,378)	(267,203)
Series II	(343,397)	(4,663,788)	(877,366)	(11,768,910)
Net increase in share activity	269,524	$3,854,872	1,135,160	$15,382,979

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco® V.I. S&P 500 Buffer Fund – June

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund – June’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over the year ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only) (Index). The Board noted that the Fund had recently commenced operations in June 2022 and has limited performance history. The Board noted that performance of Series I shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the two and three year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the
12
Invesco® V.I. S&P 500 Buffer Fund – June

performance of the Index for the one, two and three year periods. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group may include funds that are not managed pursuant to the same buffered strategy as the Fund or that focus on a different asset class than the Fund.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided by management regarding the Fund’s actual and contractual management fees in light of its limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not
13
Invesco® V.I. S&P 500 Buffer Fund – June

duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco® V.I. S&P 500 Buffer Fund – June

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco® V.I. S&P 500 Buffer Fund – June

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco® V.I. S&P 500 Buffer Fund - March

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500M-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Money Market Funds–4.41%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(a)(b)	871,166	$871,166
Invesco Treasury Portfolio, Institutional Class, 3.56%(a)(b)	1,642,731	1,642,731
Total Money Market Funds (Cost $2,513,897)		2,513,897
Value
Options Purchased–103.88%
(Cost $53,823,445)(c)	$59,186,132
TOTAL INVESTMENTS IN SECURITIES–108.29% (Cost $56,337,342)	61,700,029
OTHER ASSETS LESS LIABILITIES—(8.29)%	(4,722,753)
NET ASSETS–100.00%	$56,977,276
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,507	$2,933,704	$(2,238,045)	$-	$-	$871,166	$10,809
Invesco Treasury Portfolio, Institutional Class	350,793	5,448,307	(4,156,369)	-	-	1,642,731	20,383
Total	$526,300	$8,382,011	$(6,394,414)	$-	$-	$2,513,897	$31,192

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	03/31/2027	796	USD	19.59	USD	1,559,364	$57,965,220
Equity Risk
S&P 500® Mini Index	Put	03/31/2027	796	USD	652.85	USD	51,966,860	1,220,912
Total Open Index Options Purchased								$59,186,132

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	03/31/2027	796	USD	759.66	USD	60,468,936	$ (3,911,982)
Equity Risk
S&P 500® Mini Index	Put	03/31/2027	796	USD	587.57	USD	46,770,572	(702,789)
Total Open Index Options Written								$(4,614,771)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $53,823,445)	$59,186,132
Investments in affiliated money market funds, at value (Cost $2,513,897)	2,513,897
Receivable for:
Dividends	7,427
Investment for trustee deferred compensation and retirement plans	20,422
Other assets	24
Total assets	61,727,902
Liabilities:
Other investments:
Options written, at value (premiums received $3,473,993)	4,614,771
Payable for:
Fund shares reacquired	12,646
Accrued fees to affiliates	51,016
Accrued trustees’ and officers’ fees and benefits	309
Accrued other operating expenses	51,462
Trustee deferred compensation and retirement plans	20,422
Total liabilities	4,750,626
Net assets applicable to shares outstanding	$56,977,276
Net assets consist of:
Shares of beneficial interest	$48,134,666
Distributable earnings	8,842,610
$56,977,276
Net Assets:
Series I	$616,848
Series II	$56,360,428
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	48,895
Series II	4,524,600
Series I:
Net asset value per share	$12.62
Series II:
Net asset value per share	$12.46
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$31,192
Expenses:
Advisory fees	108,985
Administrative services fees	42,608
Custodian fees	381
Distribution fees - Series II	64,160
Transfer agent fees	1,268
Trustees’ and officers’ fees and benefits	10,958
Licensing fees	16,376
Reports to shareholders	4,440
Professional services fees	19,662
Other	453
Total expenses	269,291
Less: Fees waived and/or expenses reimbursed	(24,452)
Net expenses	244,839
Net investment income (loss)	(213,647)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	5,749,870
Options written	1,292,734
7,042,604
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(2,922,043)
Options written	1,034,147
(1,887,896)
Net realized and unrealized gain	5,154,708
Net increase in net assets resulting from operations	$4,941,061
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - March

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(213,647)	$(373,254)
Net realized gain	7,042,604	1,791,603
Change in net unrealized appreciation (depreciation)	(1,887,896)	2,587,320
Net increase in net assets resulting from operations	4,941,061	4,005,669
Distributions to shareholders from distributable earnings:
Series I	—	(40,179)
Series II	—	(3,794,024)
Total distributions from distributable earnings	—	(3,834,203)
Share transactions–net:
Series I	27,407	438,755
Series II	1,776,751	14,205,202
Net increase in net assets resulting from share transactions	1,804,158	14,643,957
Net increase in net assets	6,745,219	14,815,423
Net assets:
Beginning of period	50,232,057	35,416,634
End of period	$56,977,276	$50,232,057
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - March

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$11.47	$(0.03)	$1.18	$1.15	$—	$12.62	10.03%	$617	0.70%(d)	0.79%(d)	(0.58)%(d)	0%
Year ended 12/31/25	11.51	(0.07)	0.93	0.86	(0.90)	11.47	7.64	533	0.70	0.82	(0.57)	0
Year ended 12/31/24	10.76	(0.06)	1.48	1.42	(0.67)	11.51	13.28	89	0.70	0.94	(0.52)	0
Year ended 12/31/23	9.20	(0.05)	1.94	1.89	(0.33)	10.76	20.54	16	0.70	0.91	(0.54)	0
Period ended 12/31/22(e)	10.00	(0.04)	(0.76)	(0.80)	—	9.20	(8.00)	920	0.70 (d)	1.96 (d)	(0.64)(d)	0
Series II
Six months ended 06/30/26	11.34	(0.05)	1.17	1.12	—	12.46	9.88	56,360	0.95 (d)	1.04 (d)	(0.83)(d)	0
Year ended 12/31/25	11.43	(0.09)	0.90	0.81	(0.90)	11.34	7.25	49,699	0.95	1.07	(0.82)	0
Year ended 12/31/24	10.71	(0.09)	1.48	1.39	(0.67)	11.43	13.06	35,327	0.95	1.19	(0.77)	0
Year ended 12/31/23	9.18	(0.08)	1.94	1.86	(0.33)	10.71	20.25	20,613	0.95	1.16	(0.79)	0
Period ended 12/31/22(e)	10.00	(0.06)	(0.76)	(0.82)	—	9.18	(8.20)	10,142	0.95 (d)	2.21 (d)	(0.89)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of March 31, 2022.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - March

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - March (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
6
Invesco® V.I. S&P 500 Buffer Fund - March

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
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Invesco® V.I. S&P 500 Buffer Fund - March

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco® V.I. S&P 500 Buffer Fund - March

The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I and Series II shares to 0.70% and 0.95%, respectively, of the Fund’s average daily net assets (the "expense limits"). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.To the extent that the annualized ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $24,452.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $3,723 for accounting and fund administrative services and was reimbursed $38,885 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,513,897	$—	$—	$2,513,897
Options Purchased	—	59,186,132	—	59,186,132
Total Investments in Securities	2,513,897	59,186,132	—	61,700,029
Other Investments - Liabilities*
Options Written	—	(4,614,771)	—	(4,614,771)
Total Investments	$2,513,897	$54,571,361	$—	$57,085,258

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
9
Invesco® V.I. S&P 500 Buffer Fund - March

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$59,186,132
Derivatives not subject to master netting agreements	(59,186,132)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(4,614,771)
Derivatives not subject to master netting agreements	4,614,771
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Options purchased(a)	$5,749,870
Options written	1,292,734
Change in Net Unrealized Appreciation (Depreciation):
Options purchased(a)	(2,922,043)
Options written	1,034,147
Total	$5,154,708

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
of unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$50,277,610	$100,370,484
Average contracts	1,569	1,569

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
10
Invesco® V.I. S&P 500 Buffer Fund - March

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2026. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,192,506
Aggregate unrealized (depreciation) of investments	(5,080,402)
Net unrealized appreciation (depreciation) of investments	$(1,887,896)
Cost of investments for tax purposes is $58,973,154.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	4,342	$50,992	42,584	$483,945
Series II	459,252	5,515,957	2,076,172	23,105,154
Issued as reinvestment of dividends:
Series I	-	-	3,442	38,823
Series II	-	-	339,845	3,792,668
Reacquired:
Series I	(1,970)	(23,585)	(7,251)	(84,013)
Series II	(317,069)	(3,739,206)	(1,124,450)	(12,692,620)
Net increase in share activity	144,555	$1,804,158	1,330,342	$14,643,957

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 99% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco® V.I. S&P 500 Buffer Fund - March

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - March’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over the year ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only) (Index). The Board noted that the Fund had recently commenced operations in March 2022 and has limited performance history. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, two and three year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, two and
12
Invesco® V.I. S&P 500 Buffer Fund - March

three year periods. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group may include funds that are not managed pursuant to the same buffered strategy as the Fund or that focus on a different asset class than the Fund. The Board considered that the tariff-related market volatility in April 2025 occurred shortly after the Fund’s Outcome Period began, triggering the Fund’s buffer protection and impacting its upside capture and relative one year performance. The Board recognized that the Fund performed as designed and as disclosed to investors, particularly during periods of market volatility. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided by management regarding the Fund’s limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the
Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the
13
Invesco® V.I. S&P 500 Buffer Fund - March

advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco® V.I. S&P 500 Buffer Fund - March

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco® V.I. S&P 500 Buffer Fund - March

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco® V.I. S&P 500 Buffer Fund - September

2	Schedule of Investments
3	Financial Statements
5	Financial Highlights
6	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISP500S-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)

Shares		Value
Money Market Funds–3.55%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(a)(b)	922,727	$922,727
Invesco Treasury Portfolio, Institutional Class, 3.56%(a)(b)	1,713,637	1,713,637
Total Money Market Funds (Cost $2,636,364)		2,636,364
Value
Options Purchased–100.29%
(Cost $68,879,329)(c)	$74,539,553
TOTAL INVESTMENTS IN SECURITIES–103.84% (Cost $71,515,693)	77,175,917
OTHER ASSETS LESS LIABILITIES—(3.84)%	(2,850,689)
NET ASSETS–100.00%	$74,325,228
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,344,783	$2,329,226	$(2,751,282)	$-	$-	$922,727	$12,857
Invesco Treasury Portfolio, Institutional Class	2,497,455	4,325,706	(5,109,524)	-	-	1,713,637	23,708
Total	$3,842,238	$6,654,932	$(7,860,806)	$-	$-	$2,636,364	$36,565

(b)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(c)	The table below details options purchased.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2026	1,016	USD	20.07	USD	2,039,112	$74,000,279
Equity Risk
S&P 500® Mini Index	Put	09/30/2026	1,016	USD	668.85	USD	67,955,160	539,274
Total Open Index Options Purchased								$74,539,553

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	09/30/2026	1,016	USD	761.49	USD	77,367,384	$ (1,870,168)
Equity Risk
S&P 500® Mini Index	Put	09/30/2026	1,016	USD	601.97	USD	61,160,152	(230,978)
Total Open Index Options Written								$(2,101,146)

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $68,879,329)	$74,539,553
Investments in affiliated money market funds, at value (Cost $2,636,364)	2,636,364
Receivable for:
Dividends	7,327
Investment for trustee deferred compensation and retirement plans	23,343
Other assets	23
Total assets	77,206,610
Liabilities:
Other investments:
Options written, at value (premiums received $3,198,944)	2,101,146
Payable for:
Fund shares reacquired	639,752
Accrued fees to affiliates	67,984
Accrued trustees’ and officers’ fees and benefits	272
Accrued other operating expenses	48,885
Trustee deferred compensation and retirement plans	23,343
Total liabilities	2,881,382
Net assets applicable to shares outstanding	$74,325,228
Net assets consist of:
Shares of beneficial interest	$62,973,630
Distributable earnings	11,351,598
$74,325,228
Net Assets:
Series I	$1,774,240
Series II	$72,550,988
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	137,035
Series II	5,673,402
Series I:
Net asset value per share	$12.95
Series II:
Net asset value per share	$12.79
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends from affiliated money market funds	$36,565
Expenses:
Advisory fees	151,702
Administrative services fees	59,787
Custodian fees	380
Distribution fees - Series II	88,405
Transfer agent fees	1,802
Trustees’ and officers’ fees and benefits	11,006
Licensing fees	19,677
Reports to shareholders	4,761
Professional services fees	19,675
Other	469
Total expenses	357,664
Less: Fees waived and/or expenses reimbursed	(17,574)
Net expenses	340,090
Net investment income (loss)	(303,525)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	142,772
Options written	(23,615)
119,157
Change in net unrealized appreciation of:
Unaffiliated investment securities	4,458,420
Options written	503,348
4,961,768
Net realized and unrealized gain	5,080,925
Net increase in net assets resulting from operations	$4,777,400
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco® V.I. S&P 500 Buffer Fund - September

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(303,525)	$(451,848)
Net realized gain	119,157	6,305,471
Change in net unrealized appreciation	4,961,768	731,062
Net increase in net assets resulting from operations	4,777,400	6,584,685
Distributions to shareholders from distributable earnings:
Series I	—	(70,497)
Series II	—	(3,597,971)
Total distributions from distributable earnings	—	(3,668,468)
Share transactions–net:
Series I	233,114	895,897
Series II	(6,977,707)	19,239,889
Net increase (decrease) in net assets resulting from share transactions	(6,744,593)	20,135,786
Net increase (decrease) in net assets	(1,967,193)	23,052,003
Net assets:
Beginning of period	76,292,421	53,240,418
End of period	$74,325,228	$76,292,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco® V.I. S&P 500 Buffer Fund - September

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$12.12	$(0.04)	$0.87	$0.83	$—	$12.95	6.85%	$1,774	0.70%(d)	0.75%(d)	(0.60)%(d)	0%
Year ended 12/31/25	11.35	(0.06)	1.50	1.44	(0.67)	12.12	12.78	1,437	0.70	0.78	(0.55)	0
Year ended 12/31/24	10.86	(0.06)	1.19	1.13	(0.64)	11.35	10.44	518	0.70	0.86	(0.52)	0
Year ended 12/31/23	9.27	(0.05)	1.92	1.87	(0.28)	10.86	20.20	433	0.70	0.84	(0.51)	0
Year ended 12/31/22	10.29	(0.06)	(0.92)	(0.98)	(0.04)	9.27	(9.53)	1,311	0.70	1.60	(0.63)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	1,048	0.70 (d)	7.68 (d)	(0.70)(d)	0
Series II
Six months ended 06/30/26	11.99	(0.05)	0.85	0.80	—	12.79	6.67	72,551	0.95 (d)	1.00 (d)	(0.85)(d)	0
Year ended 12/31/25	11.25	(0.09)	1.50	1.41	(0.67)	11.99	12.63	74,855	0.95	1.03	(0.80)	0
Year ended 12/31/24	10.80	(0.09)	1.18	1.09	(0.64)	11.25	10.12	52,722	0.95	1.11	(0.77)	0
Year ended 12/31/23	9.24	(0.08)	1.92	1.84	(0.28)	10.80	19.93	35,188	0.95	1.09	(0.76)	0
Year ended 12/31/22	10.29	(0.08)	(0.93)	(1.01)	(0.04)	9.24	(9.82)	13,418	0.95	1.85	(0.88)	0
Period ended 12/31/21(e)	10.00	(0.02)	0.60	0.58	(0.29)	10.29	5.84	5,332	0.95 (d)	7.93 (d)	(0.95)(d)	0

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of September 30, 2021.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco® V.I. S&P 500 Buffer Fund - September

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco® V.I. S&P 500 Buffer Fund - September (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund seeks, over a specified annual outcome period, to provide investors with returns that match those of the S&P 500® Index (the “Underlying Index”) up to an upside cap, while providing a buffer against the first 10% (prior to taking into account any fees and expenses of the Fund) of Underlying Index losses. The Fund invests, under normal circumstances, at least 80% its net assets (plus any borrowings for investment purposes) in options that reference the Underlying Index or options that reference the SPDR® S&P 500® ETF Trust, which is an exchange-traded unit investment trust that seeks to track the Underlying Index.
The Fund employs a “Defined Outcome” strategy, which seeks to replicate the performance of the Underlying Index over a designated period of 12 months (the “Outcome Period”) up to a predetermined cap (the “Cap”), while providing a buffer against the first 10% of Underlying Index losses over the Outcome Period (the “Buffer”). Following the conclusion of the initial Outcome Period, each subsequent Outcome Period will be a one-year period that begins on the trading day that immediately follows the day that the preceding Outcome Period concluded. New Cap levels will be determined at the end of the trading day immediately preceding the first day of each new Outcome Period and will change depending on market conditions. The Buffer for each Outcome Period will be 10%. The Fund’s Cap represents the maximum percentage return, expressed as a percentage of the value of the Underlying Index determined at the start of the relevant Outcome Period (the “Underlying Index Start Value”), that can be achieved from an investment in the Fund over an Outcome Period, prior to taking into account any fees and expenses of the Fund. The Fund’s Buffer represents the amount of losses, expressed as a percentage of the Underlying Index Start Value, that the Fund will buffer against if the Underlying Index experiences losses over an Outcome Period, prior to taking into account any fees and expenses of the Fund. Underlying Index losses over an Outcome Period that exceed the Buffer will be borne by shareholders.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
6
Invesco® V.I. S&P 500 Buffer Fund - September

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Flex Options Purchased and Written - The Fund invests primarily in FLexible EXchange® Options (“FLEX® Options”), which are non-standard Options that allow users to negotiate key contract terms, including exercise prices, exercise styles, and expiration dates, on major stock indexes as well as individual equities.
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Invesco® V.I. S&P 500 Buffer Fund - September

Other benefits of FLEX® Options, include guarantee for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by two parties ("Counterparties") to certain derivatives contracts and protection from Counterparty risk that is associated with Over-the-counter trading.
The Fund will purchase and sell put and call FLEX® Options. Put options give the holder (the buyer of the put) the right to sell an asset (or deliver the cash value of the Underlying Index, in case of an index put option) and gives the seller of the put (the writer) of the put the obligation to buy the asset (or receive cash value of the Underlying Index, in case of an index put option) at a certain defined price. Call options give the holder (the buyer of the call) the right to buy an asset (or receive cash value of the Underlying Index, in case of an index call option) and gives the seller of the call (the writer) the obligation to sell the asset (or deliver cash value of the Underlying Index, in case of an index call option) at a certain defined price.
When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities. Options purchased are reported as Investments in unaffiliated securities on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options purchased are included on Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Options written are reported as a liability on the Statement of Assets and Liabilities. Realized and unrealized gains and losses on options written are included on the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Statement of Assets and Liabilities.
The Fund bears the risk that the OCC could be unable or unwilling to perform its obligations under the FLEX® Options contracts, which could cause significant losses. Additionally, FLEX® Options may be less liquid than certain other securities such as standardized options. In less liquid markets for the FLEX® Options, the Fund may have difficulty closing out certain FLEX® Options positions under the customized terms. The Fund may experience substantial downside from specific FLEX® Option positions and certain FLEX® Option positions may expire worthless. The value of the underlying FLEX® Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Underlying Index and the remaining time to until the FLEX® Options expire. The value of the FLEX® Options does not increase or decrease at the same rate as the level of the Underlying Index (although they generally move in the same direction). However, as a FLEX® Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying Index.
K.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.
Buffered Loss Risk - The term “buffer” is a generic term that is widely used in the investment management and financial services industries to describe an investment  product or strategy that is designed to mitigate or alleviate downside risk. The Buffer for the Fund is designed to limit downside losses for shares purchased at the beginning and held until the end of the Outcome Period; however, there is no guarantee that the Fund will be successful in implementing its stated Buffer strategy in an Outcome Period or that the Buffer will effectively protect against any or all losses. If the Underlying Index declines over an Outcome Period by more than the Buffer, shareholders will bear the amount of the loss in excess of the Buffer at the end of the Outcome Period (plus Fund fees and expenses). If an investor purchases shares of the Fund during an Outcome Period after the Underlying Index’s value has decreased, the investor may receive less, or none, of the intended benefit of the Buffer. The Fund does not provide principal protection or protection of gains and shareholders could experience significant losses, including loss of their entire investment.
M.
Capped Return Risk - If the Underlying Index experiences returns over the Outcome Period in excess of the Cap, the Fund will not participate in such returns beyond the Cap. In this way, the Fund is unlike other investment companies that seek to replicate the performance of the Underlying Index in all cases. If shares are purchased after the beginning of the Outcome Period, and the Fund’s net asset value has already achieved returns at or near the Cap, there may be no ability to experience any return on investment, but such purchaser remains vulnerable to risk of loss. Additionally, the Fund’s Defined Outcome strategy may not be successful in replicating the returns (before Fund fees and expenses) of the Underlying Index up to the level of the Cap.
N.
Cap Level Change Risk - At the end of the trading day immediately preceding the first day of each Outcome Period, a new Cap is established, depending on the market conditions and the prices for options contracts on the Underlying Index at the time. Therefore, the level of the Cap may rise or fall for subsequent Outcome Periods and is unlikely to remain the same. If the Caps for future Outcome Periods of the Fund were to decrease, shareholders in the Fund would have less opportunity to participate in any future positive returns of the Underlying Index.
O.
Non-Diversification Risk - Under the 1940 Act, a fund designated as “diversified” must limit its holdings such that the securities of issuers which individually represent more than 5% of its total assets must in the aggregate represent less than 25% of its total assets. The Fund is classified as “diversified” for purposes of the 1940 Act. However, the Fund may be “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. A non-diversified fund can invest a greater portion of its assets in the securities of a small number of issuers or any single issuer than a diversified fund can. In such circumstances, a change in the value of one or a few issuers’ securities will therefore affect the value of the Fund more than if it was a diversified fund. As such, the Fund’s performance may be hurt disproportionately by the poor performance of relatively few stocks, or even a single stock, and the Fund’s shares may experience significant fluctuations in value.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $2 billion	0.420%
Over $2 billion	0.400%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.42%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
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Invesco® V.I. S&P 500 Buffer Fund - September

The Adviser has contractually agreed, through at least April 30, 2027, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 0.70% and Series II shares to 0.95% of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on April 30, 2027. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $17,574.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $5,655 for accounting and fund administrative services and was reimbursed $54,132 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$2,636,364	$—	$—	$2,636,364
Options Purchased	—	74,539,553	—	74,539,553
Total Investments in Securities	2,636,364	74,539,553	—	77,175,917
Other Investments - Liabilities*
Options Written	—	(2,101,146)	—	(2,101,146)
Total Investments	$2,636,364	$72,438,407	$—	$75,074,771

*	Options written are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
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Invesco® V.I. S&P 500 Buffer Fund - September

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of June 30, 2026:
Value
Derivative Assets	Equity Risk
Options purchased, at value(a)	$74,539,553
Derivatives not subject to master netting agreements	(74,539,553)
Total Derivative Assets subject to master netting agreements	$—
Value
Derivative Liabilities	Equity Risk
Options written, at value	$(2,101,146)
Derivatives not subject to master netting agreements	2,101,146
Total Derivative Liabilities subject to master netting agreements	$—

(a)	Options purchased, at value as reported in the Schedule of Investments.
Effect of Derivative Investments for the six months ended June 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain (Loss):
Options purchased(a)	$142,772
Options written	(23,615)
Change in Net Unrealized Appreciation:
Options purchased(a)	4,458,420
Options written	503,348
Total	$5,080,925

(a)
Options purchased are included in the net realized gain (loss) from unaffiliated investment securities and the change in net unrealized appreciation (depreciation)
on unaffiliated investment securities.

The table below summarizes the average notional value of derivatives held during the period.
	Index Options Purchased	Index Options Written
Average notional value	$71,659,162	$141,822,564
Average contracts	2,080	2,080

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
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Invesco® V.I. S&P 500 Buffer Fund - September

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 8—Investment Transactions
There were no securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased or sold by the Fund during the six months ended June 30, 2026. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$8,970,376
Aggregate unrealized (depreciation) of investments	(4,008,608)
Net unrealized appreciation of investments	$4,961,768
Cost of investments for tax purposes is $70,113,003.
NOTE 9—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	19,719	$248,613	75,318	$922,923
Series II	175,029	2,118,547	2,135,592	25,764,849
Issued as reinvestment of dividends:
Series I	-	-	5,820	69,491
Series II	-	-	304,569	3,596,965
Reacquired:
Series I	(1,242)	(15,499)	(8,240)	(96,517)
Series II	(744,774)	(9,096,254)	(882,551)	(10,121,925)
Net increase (decrease) in share activity	(551,268)	$(6,744,593)	1,630,508	$20,135,786

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 100% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco® V.I. S&P 500 Buffer Fund - September

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco® V.I. S&P 500 Buffer Fund - September’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees. The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them. The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the  annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks. The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P 500 Index (Price Only) (Index). The Board noted that the Fund had recently commenced operations in September 2021 and that therefore performance information for the Fund was limited. The Board noted that performance of Series I shares of the Fund was in the second quintile of its performance universe for the one year period and the fourth quintile for the two and three year periods  (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis). The Board noted that performance of
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Invesco® V.I. S&P 500 Buffer Fund - September

Series I shares of the Fund was below the performance of the Index for the one, two and three year periods. The Board considered that the Fund’s unique investment strategy seeks to match the returns of the Index up to an upside cap, while providing a buffer against a certain amount of Index losses. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between the Fund’s investment objective, principal investment strategies and/or investment restrictions and those of the funds in its performance universe, and specifically that the Fund’s peer group may include funds that are not managed pursuant to the same buffered strategy as the Fund or that focus on a different asset class than the Fund. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were below and above, respectively, the median contractual management and actual management fee rates of funds in its expense group. The Board noted that there were only two funds (including the Fund) in the expense group, therefore, Broadridge did not provide quintile rankings. The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board requested and considered additional information regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The independent Trustees reviewed and considered information provided by management regarding the Fund’s actual and contractual management fees in light of its limited peer group. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund for the term disclosed in the Fund’s registration statement in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis. The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund. The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not
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Invesco® V.I. S&P 500 Buffer Fund - September

duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received. The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities. The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief. The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund. Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
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Invesco® V.I. S&P 500 Buffer Fund - September

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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Invesco® V.I. S&P 500 Buffer Fund - September

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Small Cap Equity Fund

2	Schedule of Investments
5	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
13	Approval of Investment Advisory and Sub-Advisory Contracts
16	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
VISCE-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.54%
Aerospace & Defense–2.27%
ATI, Inc.(b)	12,413	$2,446,602
Carpenter Technology Corp.	3,201	1,974,505
		4,421,107
Apparel, Accessories & Luxury Goods–1.04%
Kontoor Brands, Inc.	24,213	2,017,911
Asset Management & Custody Banks–0.60%
Galaxy Digital, Inc.(b)	42,985	1,175,210
Automotive Parts & Equipment–1.89%
Garrett Motion, Inc. (Switzerland)	59,755	2,164,924
Patrick Industries, Inc.(c)	16,941	1,520,963
		3,685,887
Biotechnology–4.56%
Ascendis Pharma A/S (Denmark)(b)	8,916	2,378,075
BridgeBio Pharma, Inc.(b)	40,570	3,021,654
Cytokinetics, Inc.(b)	17,677	1,505,904
Halozyme Therapeutics, Inc.(b)(c)	25,409	1,988,762
		8,894,395
Building Products–0.97%
Griffon Corp.(c)	19,337	1,885,938
Cargo Ground Transportation–2.64%
Schneider National, Inc., Class B(c)	56,825	2,075,817
XPO, Inc.(b)	14,949	3,068,880
		5,144,697
Communications Equipment–1.41%
Viavi Solutions, Inc.(b)	57,755	2,757,801
Construction & Engineering–2.02%
IES Holdings, Inc.(b)(c)	5,372	3,946,594
Construction Machinery & Heavy Transportation Equipment– 0.76%
Atmus Filtration Technologies, Inc.	29,116	1,484,625
Consumer Finance–1.59%
Dave, Inc.(b)(c)	8,322	3,100,694
Copper–0.79%
ERO Copper Corp. (Brazil)(b)	57,904	1,548,932
Diversified Metals & Mining–1.05%
MP Materials Corp.(b)(c)	36,623	2,051,254
Diversified Support Services–1.21%
OPENLANE, Inc.(b)	57,172	2,357,773
Electrical Components & Equipment–1.12%
EnerSys	9,375	2,192,062
Electronic Components–2.73%
Littelfuse, Inc.	7,412	3,374,906
Vishay Intertechnology, Inc.(c)	36,150	1,944,147
		5,319,053
Shares		Value
Electronic Equipment & Instruments–3.70%
Advanced Energy Industries, Inc.	5,383	$2,007,159
Cognex Corp.(c)	43,396	3,142,739
Novanta, Inc.(b)	12,671	2,055,743
		7,205,641
Electronic Manufacturing Services–4.15%
Benchmark Electronics, Inc.(c)	32,509	3,207,663
Fabrinet (Thailand)(b)	1,458	819,513
Sanmina Corp.(b)	16,057	4,063,705
		8,090,881
Financial Exchanges & Data–0.94%
Miami International Holdings, Inc.(b)(c)	49,357	1,834,106
Food Distributors–0.82%
Andersons, Inc. (The)(c)	23,240	1,589,616
Gold–0.61%
Equinox Gold Corp. (Canada)	51,249	498,140
Triple Flag Precious Metals Corp. (Canada)	22,845	684,665
		1,182,805
Health Care Services–4.59%
BrightSpring Health Services, Inc.(b)	58,096	4,051,615
GMR Solutions, Inc.(b)	131,975	2,040,334
Guardant Health, Inc.(b)	19,070	2,861,072
		8,953,021
Heavy Electrical Equipment–2.17%
Forgent Power Solutions, Inc.(b)(c)	75,799	4,234,132
Homebuilding–0.98%
M/I Homes, Inc.(b)	11,889	1,911,632
Hotels, Resorts & Cruise Lines–1.52%
Travel + Leisure Co.	38,745	2,961,280
Independent Power Producers & Energy Traders–1.06%
Talen Energy Corp.(b)	5,363	2,060,786
Industrial Machinery & Supplies & Components–5.45%
Crane Co.	9,144	2,039,752
Gates Industrial Corp. PLC(b)	66,499	1,859,977
Helios Technologies, Inc.(c)	11,474	1,024,054
ITT, Inc.	19,120	3,781,171
SPX Technologies, Inc.(b)	7,874	1,930,469
		10,635,423
Investment Banking & Brokerage–1.90%
Piper Sandler Cos.	29,590	2,140,541
Stifel Financial Corp.	22,465	1,567,383
		3,707,924
Leisure Products–1.35%
Acushnet Holdings Corp.(c)	22,184	2,629,470
Life Sciences Tools & Services–3.19%
Charles River Laboratories International, Inc.(b)	13,892	3,150,566
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Small Cap Equity Fund

Shares		Value
Life Sciences Tools & Services–(continued)
ICON PLC(b)	17,687	$3,072,409
		6,222,975
Oil & Gas Equipment & Services–1.67%
Kodiak Gas Services, Inc.	43,413	3,261,619
Oil & Gas Exploration & Production–2.65%
California Resources Corp.(c)	24,300	1,284,741
Chord Energy Corp.	11,525	1,317,308
Matador Resources Co.(c)	26,098	1,299,158
Range Resources Corp.	33,903	1,260,853
		5,162,060
Oil & Gas Refining & Marketing–1.66%
Par Pacific Holdings, Inc.(b)	25,372	1,422,862
Sunococorp LLC	26,937	1,822,827
		3,245,689
Oil & Gas Storage & Transportation–1.11%
DT Midstream, Inc.(b)(c)	14,748	2,164,122
Pharmaceuticals–3.13%
Axsome Therapeutics, Inc.(b)	14,246	3,486,993
Ligand Pharmaceuticals, Inc.(b)(c)	8,251	2,608,059
		6,095,052
Property & Casualty Insurance–1.04%
Skyward Specialty Insurance Group, Inc.(b)	34,856	2,033,848
Real Estate Services–0.80%
Newmark Group, Inc., Class A	103,386	1,562,162
Regional Banks–9.20%
Ameris Bancorp(c)	34,016	3,070,284
Associated Banc-Corp(c)	62,839	1,933,556
Bancorp, Inc. (The)(b)(c)	29,947	1,875,880
Nicolet Bankshares, Inc.(c)	14,310	2,366,731
SouthState Bank Corp.	26,207	2,618,079
Western Alliance Bancorporation	33,849	2,782,388
Wintrust Financial Corp.	20,534	3,300,225
		17,947,143
Restaurants–1.29%
Cheesecake Factory, Inc. (The)(c)	31,675	2,519,429
Semiconductor Materials & Equipment–5.50%
Cohu, Inc.(b)(c)	23,220	1,716,190
Entegris, Inc.	22,660	4,075,628
MKS, Inc.	11,112	4,942,617
		10,734,435
Shares		Value
Semiconductors–4.22%
Allegro MicroSystems, Inc.(b)	74,857	$5,211,544
MACOM Technology Solutions Holdings, Inc.(b)	2,553	971,085
Power Integrations, Inc.(c)	24,356	2,040,059
		8,222,688
Specialized Consumer Services–1.34%
Frontdoor, Inc.(b)	33,677	2,612,998
Specialty Chemicals–2.41%
Element Solutions, Inc.	41,036	1,959,469
Perimeter Solutions, Inc.(b)	61,937	2,208,054
Quaker Chemical Corp.(c)	3,314	526,495
		4,694,018
Trading Companies & Distributors–3.44%
Applied Industrial Technologies, Inc.	11,161	3,774,092
WESCO International, Inc.	8,518	2,942,373
		6,716,465
Total Common Stocks & Other Equity Interests (Cost $127,595,856)		192,175,353
Money Market Funds–1.84%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	1,254,088	1,254,088
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	2,329,047	2,329,047
Total Money Market Funds (Cost $3,583,135)		3,583,135
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.38% (Cost $131,178,991)		195,758,488
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–22.54%
Invesco Private Government Fund, 3.62%(d)(e)(f)	10,940,884	10,940,884
Invesco Private Prime Fund, 3.77%(d)(e)(f)	33,024,358	33,027,661
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $43,969,708)		43,968,545
TOTAL INVESTMENTS IN SECURITIES–122.92% (Cost $175,148,699)		239,727,033
OTHER ASSETS LESS LIABILITIES—(22.92)%		(44,704,418)
NET ASSETS–100.00%		$195,022,615
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Small Cap Equity Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,466,305	$11,973,747	$(12,185,964)	$-	$-	$1,254,088	$23,670
Invesco Treasury Portfolio, Institutional Class	2,723,738	22,236,958	(22,631,649)	-	-	2,329,047	43,681
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,442,925	59,522,109	(55,024,150)	-	-	10,940,884	128,560*
Invesco Private Prime Fund	16,751,972	130,433,140	(114,154,700)	(1,163)	(1,588)	33,027,661	353,732*
Total	$27,384,940	$224,165,954	$(203,996,463)	$(1,163)	$(1,588)	$47,551,680	$549,643

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Small Cap Equity Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $127,595,856)*	$192,175,353
Investments in affiliated money market funds, at value (Cost $47,552,843)	47,551,680
Cash	2,699
Receivable for:
Investments sold	1,265,355
Fund shares sold	35,371
Dividends	61,712
Investment for trustee deferred compensation and retirement plans	71,067
Other assets	87
Total assets	241,163,324
Liabilities:
Payable for:
Investments purchased	1,754,764
Fund shares reacquired	168,902
Collateral upon return of securities loaned	43,969,708
Accrued fees to affiliates	150,260
Accrued trustees’ and officers’ fees and benefits	442
Accrued other operating expenses	23,218
Trustee deferred compensation and retirement plans	73,415
Total liabilities	46,140,709
Net assets applicable to shares outstanding	$195,022,615
Net assets consist of:
Shares of beneficial interest	$67,095,835
Distributable earnings	127,926,780
$195,022,615
Net Assets:
Series I	$130,790,153
Series II	$64,232,462
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	5,189,964
Series II	2,872,665
Series I:
Net asset value per share	$25.20
Series II:
Net asset value per share	$22.36

*	At June 30, 2026, securities with an aggregate value of $43,601,265 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $718)	$631,641
Dividends from affiliated money market funds (includes net securities lending income of $30,350)	97,701
Total investment income	729,342
Expenses:
Advisory fees	641,945
Administrative services fees	139,867
Custodian fees	1,163
Distribution fees - Series II	71,843
Transfer agent fees	4,622
Trustees’ and officers’ fees and benefits	11,536
Reports to shareholders	4,440
Professional services fees	19,606
Other	1,112
Total expenses	896,134
Less: Fees waived and/or expenses reimbursed	(2,162)
Net expenses	893,972
Net investment income (loss)	(164,630)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	22,925,886
Affiliated investment securities	(1,588)
Foreign currencies	305
22,924,603
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	17,816,061
Affiliated investment securities	(1,163)
17,814,898
Net realized and unrealized gain	40,739,501
Net increase in net assets resulting from operations	$40,574,871
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Small Cap Equity Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(164,630)	$(415,957)
Net realized gain	22,924,603	41,497,535
Change in net unrealized appreciation (depreciation)	17,814,898	(20,666,578)
Net increase in net assets resulting from operations	40,574,871	20,415,000
Distributions to shareholders from distributable earnings:
Series I	—	(4,786,795)
Series II	—	(5,972,080)
Total distributions from distributable earnings	—	(10,758,875)
Share transactions–net:
Series I	(6,008,762)	(6,229,916)
Series II	(4,143,320)	(73,050,850)
Net increase (decrease) in net assets resulting from share transactions	(10,152,082)	(79,280,766)
Net increase (decrease) in net assets	30,422,789	(69,624,641)
Net assets:
Beginning of period	164,599,826	234,224,467
End of period	$195,022,615	$164,599,826
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Small Cap Equity Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$20.06	$(0.01)	$5.15	$5.14	$—	$—	$—	$25.20	25.62%	$130,790	0.96%(d)	0.96%(d)	(0.11)%(d)	48%
Year ended 12/31/25	19.37	(0.01)	1.59	1.58	—	(0.89)	(0.89)	20.06	8.05	109,596	0.96	0.96	(0.07)	58
Year ended 12/31/24	17.20	0.02	3.07	3.09	(0.03)	(0.89)	(0.92)	19.37	18.09	112,039	0.97	0.97	0.08	50
Year ended 12/31/23	15.06	0.03	2.42	2.45	—	(0.31)	(0.31)	17.20	16.57	105,838	0.95	0.95	0.18	43
Year ended 12/31/22	23.49	0.03	(4.85)	(4.82)	—	(3.61)	(3.61)	15.06	(20.51)	100,267	0.95	0.95	0.14	33
Year ended 12/31/21	20.62	0.01	4.19	4.20	(0.04)	(1.29)	(1.33)	23.49	20.41	142,095	0.95	0.95	0.04	21
Series II
Six months ended 06/30/26	17.83	(0.03)	4.56	4.53	—	—	—	22.36	25.41	64,232	1.21 (d)	1.21 (d)	(0.36)(d)	48
Year ended 12/31/25	17.34	(0.06)	1.44	1.38	—	(0.89)	(0.89)	17.83	7.83	55,004	1.21	1.21	(0.32)	58
Year ended 12/31/24	15.49	(0.03)	2.77	2.74	—	(0.89)	(0.89)	17.34	17.85	122,185	1.22	1.22	(0.17)	50
Year ended 12/31/23	13.63	(0.01)	2.18	2.17	—	(0.31)	(0.31)	15.49	16.26	109,709	1.20	1.20	(0.07)	43
Year ended 12/31/22	21.75	(0.02)	(4.49)	(4.51)	—	(3.61)	(3.61)	13.63	(20.73)	93,808	1.20	1.20	(0.11)	33
Year ended 12/31/21	19.19	(0.04)	3.89	3.85	(0.00)	(1.29)	(1.29)	21.75	20.09	127,285	1.20	1.20	(0.21)	21

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. Small Cap Equity Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Small Cap Equity Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
8
Invesco V.I. Small Cap Equity Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
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Invesco V.I. Small Cap Equity Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $1,862 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.730%
Next $500 million	0.715%
Next $1.5 billion	0.700%
Next $2.5 billion	0.685%
Next $2.5 billion	0.670%
Next $2.5 billion	0.655%
Over $10 billion	0.640%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.74%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to
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Invesco V.I. Small Cap Equity Fund

2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $2,162.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $11,987 for accounting and fund administrative services and was reimbursed $127,880 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $36,696 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$192,175,353	$—	$—	$192,175,353
Money Market Funds	3,583,135	43,968,545	—	47,551,680
Total Investments	$195,758,488	$43,968,545	$—	$239,727,033
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco V.I. Small Cap Equity Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $81,393,519 and $90,432,406, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$67,225,732
Aggregate unrealized (depreciation) of investments	(2,923,102)
Net unrealized appreciation of investments	$64,302,630
Cost of investments for tax purposes is $175,424,403.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	306,814	$6,797,125	534,920	$10,405,315
Series II	147,475	2,825,801	1,010,436	17,569,086
Issued as reinvestment of dividends:
Series I	-	-	232,256	4,786,795
Series II	-	-	325,987	5,972,080
Reacquired:
Series I	(578,896)	(12,805,887)	(1,089,888)	(21,422,026)
Series II	(360,558)	(6,969,121)	(5,297,211)	(96,592,016)
Net increase (decrease) in share activity	(485,165)	$(10,152,082)	(4,283,500)	$(79,280,766)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12
Invesco V.I. Small Cap Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Small Cap Equity Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the Russell 2000® Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fourth quintile of its performance universe for the one year period, the first quintile for the three year period, and the second quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one year period, reasonably comparable to the performance of the Index for the three year period,
13
Invesco V.I. Small Cap Equity Fund

and above the performance of the Index for the five year period.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.  The Board noted that the Fund’s actual management fees and total expense ratio were each in the fourth quintile of its expense group and discussed with management reasons for such relative actual management fees and total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.  The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
14
Invesco V.I. Small Cap Equity Fund

The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
15
Invesco V.I. Small Cap Equity Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
16
Invesco V.I. Small Cap Equity Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. Technology Fund

2	Schedule of Investments
4	Financial Statements
6	Financial Highlights
7	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
15	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
I-VITEC-NCSRS

Schedule of Investments(a)
June 30, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.80%
Aerospace & Defense–1.95%
Curtiss-Wright Corp.	4,252	$3,221,995
Rocket Lab Corp.(b)(c)	34,859	3,543,417
		6,765,412
Alternative Carriers–0.87%
Space Exploration Technologies Corp., Class A(b)(c)	17,745	3,031,911
Application Software–2.76%
Datadog, Inc., Class A(b)	36,766	9,572,396
Broadline Retail–1.76%
Amazon.com, Inc.(b)	25,693	6,123,670
Communications Equipment–1.99%
F5, Inc.(b)	5,970	2,483,281
Lumentum Holdings, Inc.(b)	5,174	4,439,603
		6,922,884
Construction & Engineering–1.33%
Comfort Systems USA, Inc.	2,325	4,608,034
Electrical Components & Equipment–1.27%
Vertiv Holdings Co., Class A	13,160	4,406,231
Electronic Components–1.65%
Coherent Corp.(b)	14,522	5,728,493
Electronic Equipment & Instruments–2.32%
Cognex Corp.	54,679	3,959,853
Keysight Technologies, Inc.(b)	11,706	4,097,920
		8,057,773
Electronic Manufacturing Services–4.86%
Fabrinet (Thailand)(b)	5,905	3,319,082
Flex Ltd.(b)	25,662	4,159,040
Sanmina Corp.(b)	12,543	3,174,383
TTM Technologies, Inc.(b)	33,259	6,220,098
		16,872,603
Heavy Electrical Equipment–2.18%
Bloom Energy Corp., Class A(b)	24,979	7,561,143
Interactive Media & Services–5.02%
Alphabet, Inc., Class A	48,778	17,431,794
Internet Services & Infrastructure–5.55%
Akamai Technologies, Inc.(b)	28,085	3,319,928
Cloudflare, Inc., Class A(b)	14,502	3,557,050
MongoDB, Inc.(b)	17,374	5,835,927
Snowflake, Inc., Class A(b)	25,839	6,576,025
		19,288,930
Semiconductor Materials & Equipment–13.01%
ASML Holding N.V., New York Shares (Netherlands)	4,119	8,194,504
Entegris, Inc.	38,571	6,937,380
Lam Research Corp.	42,139	18,260,093
Shares		Value
Semiconductor Materials & Equipment–(continued)
Onto Innovation, Inc.(b)	15,174	$5,742,600
Teradyne, Inc.	12,525	6,060,096
		45,194,673
Semiconductors–40.75%
Advanced Micro Devices, Inc.(b)	32,076	18,633,269
Allegro MicroSystems, Inc.(b)	66,487	4,628,825
ARM Holdings PLC, ADR(b)	9,451	3,351,041
Broadcom, Inc.	10,066	3,802,432
Credo Technology Group Holding Ltd.(b)	13,686	3,721,908
GLOBALFOUNDRIES, Inc.(c)	105,058	8,657,830
Intel Corp.(b)	66,045	9,221,863
Lattice Semiconductor Corp.(b)	39,732	6,077,407
MACOM Technology Solutions Holdings, Inc.(b)	15,330	5,831,072
Microchip Technology, Inc.	53,370	4,867,344
Micron Technology, Inc.	13,032	15,042,707
Monolithic Power Systems, Inc.	3,427	4,737,348
NVIDIA Corp.	101,745	20,358,157
STMicroelectronics N.V., New York Shares (France)	72,406	5,422,485
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	32,933	15,727,813
Texas Instruments, Inc.	23,005	6,857,100
Tower Semiconductor Ltd. (Israel)(b)	17,496	4,560,157
		141,498,758
Systems Software–6.41%
CrowdStrike Holdings, Inc., Class A(b)	14,031	10,707,617
Palo Alto Networks, Inc.(b)	33,897	11,559,555
		22,267,172
Technology Hardware, Storage & Peripherals–6.12%
Dell Technologies, Inc., Class C	13,839	5,970,975
Sandisk Corp.(b)	2,916	6,630,197
Western Digital Corp.	13,534	8,644,436
		21,245,608
Total Common Stocks & Other Equity Interests (Cost $200,494,879)		346,577,485
Money Market Funds–0.39%
Invesco Government & Agency Portfolio, Institutional Class, 3.57%(d)(e)	478,140	478,140
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	887,975	887,975
Total Money Market Funds (Cost $1,366,115)		1,366,115
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $201,860,994)		347,943,600
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.13%
Invesco Private Government Fund, 3.62%(d)(e)(f)	2,050,699	2,050,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. Technology Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.77%(d)(e)(f)	5,332,228	$5,332,761
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,383,269)		7,383,460
TOTAL INVESTMENTS IN SECURITIES–102.32% (Cost $209,244,263)		355,327,060
OTHER ASSETS LESS LIABILITIES—(2.32)%		(8,052,810)
NET ASSETS–100.00%		$347,274,250
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended June 30, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value June 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,050,297	$13,942,666	$(15,514,823)	$-	$-	$478,140	$24,619
Invesco Treasury Portfolio, Institutional Class	3,807,694	25,893,524	(28,813,243)	-	-	887,975	45,379
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,171,087	64,252,070	(67,372,458)	-	-	2,050,699	50,708*
Invesco Private Prime Fund	13,424,631	134,191,979	(142,285,583)	191	1,543	5,332,761	132,032*
Total	$24,453,709	$238,280,239	$(253,986,107)	$191	$1,543	$8,749,575	$252,738

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of June 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. Technology Fund

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)
Assets:
Investments in unaffiliated securities, at value (Cost $200,494,879)*	$346,577,485
Investments in affiliated money market funds, at value (Cost $8,749,384)	8,749,575
Receivable for:
Investments sold	3,406,106
Fund shares sold	491,998
Dividends	75,316
Investment for trustee deferred compensation and retirement plans	59,197
Other assets	84
Total assets	359,359,761
Liabilities:
Payable for:
Investments purchased	3,724,616
Fund shares reacquired	664,423
Collateral upon return of securities loaned	7,383,269
Accrued fees to affiliates	229,067
Accrued trustees’ and officers’ fees and benefits	182
Accrued other operating expenses	22,411
Trustee deferred compensation and retirement plans	61,543
Total liabilities	12,085,511
Net assets applicable to shares outstanding	$347,274,250
Net assets consist of:
Shares of beneficial interest	$108,632,436
Distributable earnings	238,641,814
$347,274,250
Net Assets:
Series I	$314,949,182
Series II	$32,325,068
Shares outstanding, no par value, with an unlimited number of shares authorized:
Series I	8,341,095
Series II	1,034,624
Series I:
Net asset value per share	$37.76
Series II:
Net asset value per share	$31.24

*	At June 30, 2026, securities with an aggregate value of $7,492,673 were on loan to brokers.
Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $15,241)	$401,290
Dividends from affiliated money market funds (includes net securities lending income of $8,980)	78,978
Total investment income	480,268
Expenses:
Advisory fees	1,032,799
Administrative services fees	225,488
Custodian fees	1,705
Distribution fees - Series II	32,205
Transfer agent fees	6,256
Trustees’ and officers’ fees and benefits	11,674
Reports to shareholders	4,441
Professional services fees	19,686
Other	1,099
Total expenses	1,335,353
Less: Fees waived and/or expenses reimbursed	(2,262)
Net expenses	1,333,091
Net investment income (loss)	(852,823)
Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	47,157,623
Affiliated investment securities	1,543
47,159,166
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	64,883,386
Affiliated investment securities	191
Foreign currencies	(318)
64,883,259
Net realized and unrealized gain	112,042,425
Net increase in net assets resulting from operations	$111,189,602
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. Technology Fund

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income (loss)	$(852,823)	$(1,295,606)
Net realized gain	47,159,166	49,011,349
Change in net unrealized appreciation (depreciation)	64,883,259	(6,810,043)
Net increase in net assets resulting from operations	111,189,602	40,905,700
Distributions to shareholders from distributable earnings:
Series I	—	(22,941,533)
Series II	—	(2,851,834)
Total distributions from distributable earnings	—	(25,793,367)
Share transactions–net:
Series I	(4,234,758)	2,952,756
Series II	(929,867)	2,641,491
Net increase (decrease) in net assets resulting from share transactions	(5,164,625)	5,594,247
Net increase in net assets	106,024,977	20,706,580
Net assets:
Beginning of period	241,249,273	220,542,693
End of period	$347,274,250	$241,249,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. Technology Fund

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Series I
Six months ended 06/30/26	$25.69	$(0.09)	$12.16	$12.07	$—	$37.76	46.98%	$314,949	0.95%(d)	0.95%(d)	(0.60)%(d)	83%
Year ended 12/31/25	23.80	(0.14)	5.03	4.89	(3.00)	25.69	20.47	218,394	0.96	0.96	(0.57)	160
Year ended 12/31/24	18.50	(0.12)	6.39	6.27	(0.97)	23.80	34.27	201,291	0.98	0.98	(0.57)	109
Year ended 12/31/23	12.59	(0.06)	5.97	5.91	—	18.50	46.94	148,139	0.98	0.98	(0.36)	137
Year ended 12/31/22	38.08	(0.10)	(14.84)	(14.94)	(10.55)	12.59	(39.95)	104,076	0.98	0.98	(0.42)	104
Year ended 12/31/21	36.55	(0.27)	5.62	5.35	(3.82)	38.08	14.41	185,270	0.98	0.98	(0.68)	90
Series II
Six months ended 06/30/26	21.28	(0.10)	10.06	9.96	—	31.24	46.80	32,325	1.20 (d)	1.20 (d)	(0.85)(d)	83
Year ended 12/31/25	20.19	(0.17)	4.26	4.09	(3.00)	21.28	20.16	22,856	1.21	1.21	(0.82)	160
Year ended 12/31/24	15.86	(0.15)	5.45	5.30	(0.97)	20.19	33.86	19,251	1.23	1.23	(0.82)	109
Year ended 12/31/23	10.81	(0.08)	5.13	5.05	—	15.86	46.72	13,057	1.23	1.23	(0.61)	137
Year ended 12/31/22	35.20	(0.15)	(13.69)	(13.84)	(10.55)	10.81	(40.11)	7,339	1.23	1.23	(0.67)	104
Year ended 12/31/21	34.13	(0.34)	5.23	4.89	(3.82)	35.20	14.08	13,061	1.23	1.23	(0.93)	90

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable, and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. Technology Fund

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. Technology Fund (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and
7
Invesco V.I. Technology Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid to separate accounts of participating insurance companies annually and recorded on the ex-dividend date.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of
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Invesco V.I. Technology Fund

compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended June 30, 2026, the Fund paid the Adviser $654 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.750%
Next $250 million	0.740%
Next $500 million	0.730%
Next $1.5 billion	0.720%
Next $2.5 billion	0.710%
Next $2.5 billion	0.700%
Next $2.5 billion	0.690%
Over $10 billion	0.680%
For the six months ended June 30, 2026, the effective advisory fee rate incurred by the Fund was 0.75%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 2.00% and Series II shares to 2.25% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the
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Invesco V.I. Technology Fund

following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the six months ended June 30, 2026, the Adviser waived advisory fees of $2,262.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund.  These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund.  Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $19,063 for accounting and fund administrative services and was reimbursed $206,425 for fees paid to insurance companies. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
For the six months ended June 30, 2026, the Fund incurred $16,803 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of June 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$346,577,485	$—	$—	$346,577,485
Money Market Funds	1,366,115	7,383,460	—	8,749,575
Total Investments	$347,943,600	$7,383,460	$—	$355,327,060
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund
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Invesco V.I. Technology Fund

may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund did not have a capital loss carryforward as of December 31, 2025.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2026 was $227,947,410 and $228,963,615, respectively. As of June 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$146,569,924
Aggregate unrealized (depreciation) of investments	(955,580)
Net unrealized appreciation of investments	$145,614,344
Cost of investments for tax purposes is $209,712,716.
NOTE 8—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	723,774	$22,015,351	1,098,628	$26,784,818
Series II	60,351	1,551,469	220,191	4,555,603
Issued as reinvestment of dividends:
Series I	-	-	887,487	22,941,533
Series II	-	-	133,139	2,851,834
Reacquired:
Series I	(885,151)	(26,250,109)	(1,941,316)	(46,773,595)
Series II	(99,770)	(2,481,336)	(232,721)	(4,765,946)
Net increase (decrease) in share activity	(200,796)	$(5,164,625)	165,408	$5,594,247

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 26% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
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Invesco V.I. Technology Fund

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. Technology Fund’s (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and a separate sub-advisory contract with Invesco Capital Management LLC (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year. Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process. In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A  Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent. The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence.  The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.
The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe and against the S&P North American Technology Sector Index (Index).  The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was below the performance of the Index for the one, three and five year periods.  The Board considered that security selection in certain technology industries negatively impacted Fund performance.
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Invesco V.I. Technology Fund

The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C  Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each reasonably comparable to the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expense ratio was in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.
The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds.  The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level, noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty.
The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size.  The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers.  The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually.  The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.  The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a
result of portfolio brokerage transactions executed through “soft dollar” arrangements.  The Board noted that soft dollar arrangements may result in the Fund bearing costs to purchase research that may be used by Invesco Advisers or the Affiliated Sub-Advisers with other clients and may reduce Invesco Advisers’ or the Affiliated Sub-Advisers’ expenses.  The Board also considered that it receives from Invesco Advisers periodic reports that include a representation to the effect that these arrangements are consistent with regulatory requirements.
The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in registered money market funds or, with regard to securities lending cash collateral, unregistered funds that comply with Rule 2a-7 under the Investment Company Act of 1940 (collectively referred to as “affiliated money market funds”) advised by Invesco Advisers.  The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates.  In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments.  The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral.  The Board concluded that the advisory fees payable to Invesco Advisers from the Fund’s investment of cash collateral from any securities lending arrangements in the affiliated money market funds are for services that are not duplicative of services provided by Invesco Advisers to the Fund.
The Board considered that Invesco Advisers may serve as the Fund’s affiliated securities lending agent and evaluated the benefits realized by Invesco Advisers when serving in such role, including the compensation received.  The Board considered Invesco Advisers’ securities lending platform and corporate governance structure for securities lending, including Invesco Advisers’ Securities Lending Governance Committee and its related responsibilities.  The Board noted that to the extent the Fund utilizes Invesco Advisers as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services without obtaining exemptive relief.  The Board considered information provided by Invesco Advisers related to the performance of Invesco Advisers as securities lending agent, including a summary of the securities lending services provided to the Fund by Invesco Advisers and the compensation paid to Invesco Advisers for such services, as well as any revenues generated for the Fund in connection with such securities lending activity and the allocation of such revenue between the Fund and Invesco Advisers.
The Board also received information about commissions that an affiliated broker may receive for executing certain trades for the Fund.  Invesco Advisers and the Affiliated Sub-Advisers advised the Board of the benefits to the Fund of executing trades
13
Invesco V.I. Technology Fund

through the affiliated broker and that such trades were executed in compliance with rules under the federal securities laws and consistent with best execution obligations.
14
Invesco V.I. Technology Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
15
Invesco V.I. Technology Fund

Semi-Annual Financial Statements and Other Information
June 30, 2026
Invesco V.I. U.S. Government Money Portfolio

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
12	Approval of Investment Advisory and Sub-Advisory Contracts
14	Other Information Required in Form N-CSR (Items 8-11)
Invesco Distributors, Inc.
O-VIGMKT-NCSRS

Schedule of Investments
June 30, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-41.41%
U.S. Treasury Bills-37.09%(a)
U.S. Treasury Bills	3.59%-3.64%	08/06/2026	$5,000	$4,982,080
U.S. Treasury Bills	3.65%	08/11/2026	15,000	14,938,398
U.S. Treasury Bills	3.59%	08/13/2026	3,000	2,987,379
U.S. Treasury Bills	3.65%-3.68%	08/25/2026	18,000	17,900,496
U.S. Treasury Bills	3.67%	09/17/2026	6,000	5,952,777
U.S. Treasury Bills	3.73%	09/24/2026	5,000	4,956,378
U.S. Treasury Bills	3.74%	10/01/2026	6,000	5,943,277
U.S. Treasury Bills	3.71%-3.72%	10/13/2026	10,000	9,894,108
U.S. Treasury Bills	3.72%	10/20/2026	5,000	4,943,421
U.S. Treasury Bills	3.82%	10/27/2026	4,000	3,950,571
U.S. Treasury Bills	3.76%	12/10/2026	1,000	983,410
U.S. Treasury Bills	3.75%	12/17/2026	1,000	982,724
U.S. Treasury Bills	3.55%-3.56%	02/18/2027	2,500	2,444,623
U.S. Treasury Bills	3.63%-3.81%	03/18/2027	8,500	8,278,693
U.S. Treasury Bills	3.79%	05/13/2027	1,000	967,961
				90,106,296
U.S. Treasury Floating Rate Notes-1.23%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.10%)(b)	3.87%	01/31/2027	3,000	2,999,904
U.S. Treasury Notes-3.09%
U.S. Treasury Notes	3.96%	07/15/2026	1,500	1,500,333
U.S. Treasury Notes	3.65%	11/15/2026	2,000	2,007,196
U.S. Treasury Notes	3.55%	01/15/2027	2,000	2,004,819
U.S. Treasury Notes	4.00%	06/30/2027	2,000	1,995,073
				7,507,421
Total U.S. Treasury Securities (Cost $100,613,621)				100,613,621
U.S. Government Sponsored Agency Securities-12.76%
Federal Farm Credit Bank (FFCB)-12.35%
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	08/26/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	09/09/2026	250	250,000
Federal Farm Credit Bank (1 mo. EFFR + 0.05%)(b)	3.68%	09/17/2026	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	10/15/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	11/23/2026	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	12/02/2026	500	500,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.75%	01/27/2027	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.75%	02/03/2027	500	500,000
Federal Farm Credit Bank (SOFR + 0.12%)(b)	3.74%	02/10/2027	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	3.70%	03/11/2027	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	3.68%	03/26/2027	5,000	5,000,000
Federal Farm Credit Bank (SOFR + 0.11%)(b)	3.72%	05/14/2027	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	3.69%	07/09/2027	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.71%	09/28/2027	1,500	1,500,000
Federal Farm Credit Bank (SOFR + 0.14%)(b)	3.76%	10/01/2027	250	250,000
Federal Farm Credit Bank (SOFR + 0.13%)(b)	3.75%	10/22/2027	500	500,000
Federal Farm Credit Bank (SOFR + 0.10%)(b)	3.71%	12/01/2027	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.71%	01/03/2028	1,000	1,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.71%	04/17/2028	3,000	3,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	3.71%	06/02/2028	1,000	1,000,000
				30,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-0.41%
Federal Home Loan Bank (SOFR + 0.14%)(b)	3.76%	09/24/2026	$1,000	$1,000,000
Total U.S. Government Sponsored Agency Securities (Cost $31,000,000)				31,000,000
U.S. Government Sponsored Agency Mortgage-Backed Securities-5.15%
Federal Home Loan Mortgage Corp. (FHLMC)-0.41%
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.76%	09/04/2026	500	500,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(b)	3.76%	10/29/2026	500	500,000
				1,000,000
Federal National Mortgage Association (FNMA)-4.74%
Federal National Mortgage Association (SOFR + 0.14%)(b)	3.76%	10/23/2026	1,500	1,500,000
Federal National Mortgage Association (SOFR + 0.26%)(b)	3.87%	11/05/2027	1,500	1,502,745
Federal National Mortgage Association (SOFR + 0.08%)(b)	3.70%	01/07/2028	1,500	1,500,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.71%	02/02/2028	2,000	2,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.71%	04/06/2028	3,000	3,000,000
Federal National Mortgage Association (SOFR + 0.09%)(b)	3.71%	06/08/2028	2,000	2,000,000
				11,502,745
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $12,502,745)				12,502,745
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-59.32% (Cost $144,116,366)				144,116,366
			Repurchase Amount
Repurchase Agreements-43.11%(c)
Bank of Montreal, joint term agreement dated 06/30/2026, aggregate maturing value of $1,053,736,250 (collateralized by agency mortgage-backed securities valued at $1,071,000,003; 1.25% - 5.30%; 04/25/2027 - 05/20/2073)(d)	3.66%	08/04/2026	5,017,792	5,000,000
BMO Capital Markets Corp., joint term agreement dated 06/30/2026, aggregate maturing value of $1,003,177,500 (collateralized by agency mortgage-backed securities valued at $1,020,000,001; 1.50% - 6.50%; 10/15/2027 - 05/01/2056)(d)	3.69%	07/31/2026	3,009,533	3,000,000
BMO Capital Markets Corp., joint term agreement dated 06/30/2026, aggregate maturing value of $2,007,116,667 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,040,000,360; 0.01% - 7.00%; 09/25/2026 - 04/20/2076)(d)	3.66%	08/04/2026	15,053,375	15,000,000
BNP Paribas Securities Corp., joint term agreement dated 07/10/2025, aggregate maturing value of $2,500,258,333 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,575,500,001; 0.00% - 8.00%; 07/25/2026 - 05/20/2066)(d)(e)	3.72%	07/01/2026	5,000,517	5,000,000
BofA Securities, Inc., joint term agreement dated 04/15/2026, aggregate maturing value of $15,001,550 (collateralized by U.S. Treasury obligations valued at $15,300,004; 0.13% - 4.63%; 11/30/2028 - 02/15/2051)(d)(e)	3.72%	07/01/2026	5,000,517	5,000,000
BofA Securities, Inc., joint term agreement dated 05/07/2026, aggregate maturing value of $7,044,479 (collateralized by U.S. Treasury obligations valued at $7,140,006; 0.00% - 3.93%; 10/01/2026 - 02/15/2050)	3.75%	07/07/2026	2,012,708	2,000,000
Citigroup Global Markets, Inc., joint term agreement dated 09/04/2025, aggregate maturing value of $50,754,799 (collateralized by agency mortgage-backed securities valued at $49,980,001; 0.50% - 5.50%; 11/25/2029 - 11/20/2067)	3.86%	08/05/2026	2,071,624	2,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 06/22/2026, aggregate maturing value of $501,520,833 (collateralized by U.S. Treasury obligations valued at $510,000,046; 0.00% - 4.75%; 07/15/2026 - 05/15/2053)(d)	3.65%	07/22/2026	752,281	750,000
Mizuho Securities (USA) LLC, joint agreement dated 06/30/2026, aggregate maturing value of $850,086,181 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $867,000,047; 0.63% - 4.50%; 03/31/2027 - 02/24/2037)	3.65%	07/01/2026	15,001,521	15,000,000
RBC Dominion Securities Inc., joint term agreement dated 05/28/2026, aggregate maturing value of $2,040,724,444 (collateralized by agency mortgage-backed securities and U.S. Treasury obligations valued at $2,047,205,888; 0.00% - 8.00%; 07/31/2026 - 11/15/2067)(d)	3.74%	12/10/2026	5,101,811	5,000,000
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $15,440,213 (collateralized by U.S. Treasury obligations valued at $15,706,382; 0.13% - 4.75%; 08/15/2027 - 11/15/2055)(d)	3.87%	07/27/2026	3,088,043	3,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco V.I. U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Dominion Securities Inc., joint term agreement dated 10/27/2025, aggregate maturing value of $733,694,825 (collateralized by U.S. Treasury obligations valued at $746,570,686; 0.00% - 4.88%; 07/31/2026 - 11/15/2055)(d)	3.87%	07/24/2026	$3,087,075	$3,000,000
Royal Bank of Canada, joint term agreement dated 04/14/2026, aggregate maturing value of $627,383,151 (collateralized by U.S. Treasury obligations valued at $621,997,083; 0.00% - 5.00%; 10/13/2026 - 02/15/2053)(d)	3.71%	04/09/2027	10,369,969	10,000,000
Royal Bank of Canada, joint term agreement dated 09/29/2025, aggregate maturing value of $2,075,086,640 (collateralized by agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,103,585,637; 0.00% - 7.00%; 07/30/2026 - 03/01/2063)(d)	3.69%	09/01/2026	5,172,200	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 06/30/2026, aggregate maturing value of $4,000,405,556 (collateralized by agency mortgage-backed securities valued at $4,106,935,538; 2.00% - 5.50%; 02/20/2046 - 12/20/2055)	3.65%	07/01/2026	16,001,622	16,000,000
TD Securities (USA) LLC, joint term agreement dated 06/24/2026, aggregate maturing value of $480,340,667 (collateralized by agency mortgage-backed securities valued at $489,600,000; 2.87% - 6.00%; 05/25/2027 - 05/25/2056)	3.65%	07/01/2026	10,007,097	10,000,000
Total Repurchase Agreements (Cost $104,750,000)				104,750,000
TOTAL INVESTMENTS IN SECURITIES(f)-102.43% (Cost $248,866,366)				248,866,366
OTHER ASSETS LESS LIABILITIES-(2.43)%				(5,896,851)
NET ASSETS-100.00%				$242,969,515
Investment Abbreviations:
EFFR	-Effective Federal Funds Rate
SOFR	-Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2026.
(c)	Principal amount equals value at period end. See Note 1J.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(f)	Also represents cost for federal income tax purposes.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco V.I. U.S. Government Money Portfolio

Statement of Assets and Liabilities
June 30, 2026
(Unaudited)

Assets:
Investments in unaffiliated securities, excluding repurchase agreements, at value and cost	$144,116,366
Repurchase agreements, at value and cost	104,750,000
Cash	96,173
Receivable for:
Fund shares sold	21,949
Interest	1,018,632
Investment for trustee deferred compensation and retirement plans	12,147
Other assets	376
Total assets	250,015,643
Liabilities:
Payable for:
Investments purchased	5,943,277
Fund shares reacquired	744,119
Dividends	59
Accrued fees to affiliates	313,478
Accrued trustees’ and officers’ fees and benefits	1,324
Accrued operating expenses	31,724
Trustee deferred compensation and retirement plans	12,147
Total liabilities	7,046,128
Net assets applicable to shares outstanding	$242,969,515
Net assets consist of:
Shares of beneficial interest	$243,185,371
Distributable earnings (loss)	(215,856)
$242,969,515
Net Assets:
Series I	$242,949,521
Series II	$19,994
Shares outstanding, no par value, unlimited number of shares authorized:
Series I	243,028,457
Series II	20,000
Series I:
Net asset value and offering price per share	$1.00
Series II:
Net asset value and offering price per share	$1.00
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco V.I. U.S. Government Money Portfolio

Statement of Operations
For the six months ended June 30, 2026
(Unaudited)
Investment income:
Interest	$5,422,143
Expenses:
Advisory fees	637,704
Administrative services fees	278,081
Custodian fees	8,287
Distribution fees - Series II	25
Transfer agent fees	7,263
Trustees’ and officers’ fees and benefits	11,910
Reports to shareholders	5,405
Professional services fees	20,260
Other	2,809
Total expenses	971,744
Net investment income	4,450,399
Net realized gain from unaffiliated investment securities	33,802
Net increase in net assets resulting from operations	$4,484,201
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco V.I. U.S. Government Money Portfolio

Statement of Changes in Net Assets
For the six months ended June 30, 2026 and the year ended December 31, 2025
(Unaudited)
	June 30, 2026	December 31, 2025
Operations:
Net investment income	$4,450,399	$18,542,697
Net realized gain	33,802	25,514
Net increase in net assets resulting from operations	4,484,201	18,568,211
Distributions to shareholders from distributable earnings:
Series I	(4,450,121)	(18,542,032)
Series II	(278)	(665)
Total distributions from distributable earnings	(4,450,399)	(18,542,697)
Share transactions-net:
Series I	514,944	(67,244,458)
Net increase (decrease) in net assets resulting from share transactions	514,944	(67,244,458)
Net increase (decrease) in net assets	548,746	(67,218,944)
Net assets:
Beginning of period	242,420,769	309,639,713
End of period	$242,969,515	$242,420,769
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco V.I. U.S. Government Money Portfolio

Financial Highlights
(Unaudited)
The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (realized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets
Series I
Six months ended 06/30/26	$1.00	$0.02	$0.00	$0.02	$(0.02)	$1.00	1.53%	$242,950	0.67%(c)	0.67%(c)	3.06%(c)
Year ended 12/31/25	1.00	0.04	0.00	0.04	(0.04)	1.00	3.64	242,401	0.67	0.67	3.68
Year ended 12/31/24	1.00	0.05	0.00	0.05	(0.05)	1.00	4.63	309,620	0.69	0.69	4.54
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.53	297,459	0.63	0.63	4.34
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.26	1,818,155	0.49	0.54	1.42
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	460,685	0.10	0.52	0.00
Series II
Six months ended 06/30/26	1.00	0.01	0.00	0.01	(0.01)	1.00	1.41	20	0.92 (c)	0.92 (c)	2.81 (c)
Year ended 12/31/25	1.00	0.03	0.00	0.03	(0.03)	1.00	3.39	20	0.92	0.92	3.43
Year ended 12/31/24	1.00	0.04	0.00	0.04	(0.04)	1.00	4.38	20	0.94	0.94	4.29
Year ended 12/31/23	1.00	0.04	0.00	0.04	(0.04)	1.00	4.28	10	0.88	0.88	4.09
Year ended 12/31/22	1.00	0.01	(0.00)	0.01	(0.01)	1.00	1.10	10	0.65	0.79	1.25
Year ended 12/31/21	1.00	0.00	(0.00)	0.00	(0.00)	1.00	0.01	10	0.10	0.77	0.00

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.

(c)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco V.I. U.S. Government Money Portfolio

Notes to Financial Statements
June 30, 2026
(Unaudited)
NOTE 1—Significant Accounting Policies
Invesco V.I. U.S. Government Money Portfolio (the “Fund”) is a series portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class. Current Securities and Exchange Commission (“SEC”) guidance, however, requires participating insurance companies offering separate accounts to vote shares proportionally in accordance with the instructions of the contract owners whose investments are funded by shares of each Fund or class.
The Fund’s investment objective is to seek income consistent with stability of principal.
The Fund currently offers two classes of shares, Series I and Series II, both of which are offered to insurance company separate accounts funding variable annuity contracts and variable life insurance policies (“variable products”).
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services — Investment Companies.
The Fund is a “government money market fund” as defined in Rule 2a-7 under the 1940 Act (the "Rule") and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/ or repurchase agreements collateralized fully by cash or Government Securities. The Board of Trustees has elected not to subject the Fund to liquidity fee requirements at this time, as permitted by the Rule.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by the Rule. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is unreliable in the Adviser’s judgment, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative settled shares of each class.
C.
Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared daily and paid monthly to separate accounts of participating insurance companies. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date.
E.
Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.
Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative settled shares.
G.
Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual
9
Invesco V.I. U.S. Government Money Portfolio

results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.
Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is typically at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment adviser or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
K.
Other Risks – Obligations of U.S. Government agencies and authorities receive varying levels of support and may not be backed by the full faith and credit of the U.S. Government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets*	Rate
First $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Over $1.5 billion	0.375%
*The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the six months ended June 30, 2026, the effective advisory fees incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A. and Invesco Senior Secured Management, Inc. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a Sub-Advisory Agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series I shares to 1.50% and Series II shares to 1.75% of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco a fee for costs incurred in providing accounting services and fund administrative services to the Fund and to reimburse Invesco for fees paid to insurance companies that have agreed to provide certain administrative services to the Fund. These administrative services provided by the insurance companies may include, among other things: maintenance of master accounts with the Fund; tracking, recording and transmitting net purchase and redemption orders for Fund shares; maintaining and preserving records related to the purchase, redemption and other account activity of variable product owners; distributing copies of Fund documents such as prospectuses, proxy materials and periodic reports, to variable product owners, and responding to inquiries from variable product owners about the Fund. Pursuant to such agreement, for the six months ended June 30, 2026, Invesco was paid $61,431 for accounting and fund administrative services and was reimbursed $216,650 for fees paid to insurance companies. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY”) serves as custodian and fund accountant and provides certain administrative services to the Fund.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. For the six months ended June 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into a master distribution agreement with Invesco Distributors, Inc., (“IDI”) to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Series II shares (the “Plan”). The Fund, pursuant to the Plan, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Series II shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the Series II shares may be paid to insurance companies who furnish continuing personal shareholder services to customers who purchase and own Series II shares of the Fund. For the six months ended June 30, 2026, expenses incurred under the Plan are detailed in the Statement of Operations as Distribution fees.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
10
Invesco V.I. U.S. Government Money Portfolio

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of June 30, 2026, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with BNY, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Tax Information
The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund had a capital loss carryforward as of December 31, 2025, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$239,334	$-	$239,334

*
Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Share Information
	Summary of Share Activity
	Six months ended June 30, 2026(a)		Year ended December 31, 2025
	Shares	Amount	Shares	Amount
Sold:
Series I	345,536,603	$345,536,603	1,514,723,651	$1,514,723,651
Issued as reinvestment of dividends:
Series I	1,828,107	1,828,107	18,542,032	18,542,032
Reacquired:
Series I	(346,849,766)	(346,849,766)	(1,600,510,141)	(1,600,510,141)
Net increase (decrease) in share activity	514,944	$514,944	(67,244,458)	$(67,244,458)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 90% of the outstanding shares of the
Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

11
Invesco V.I. U.S. Government Money Portfolio

Approval of Investment Advisory and Sub-Advisory Contracts
At meetings held on June 10, 2026, the Board of Trustees (the Board or the Trustees) of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Invesco V.I. U.S. Government Money Portfolio’s  (the Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Management S.A., Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited and Invesco Senior Secured Management, Inc. and separate sub-advisory contracts with Invesco Capital Management LLC and OppenheimerFunds, Inc. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2026.  After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.
The Board’s Evaluation Process
The Board considered the broad range of information relevant to the annual review process for the Invesco Funds’ investment advisory agreement and sub-advisory contracts (the annual review process) that is provided to the Board throughout the year.  Additionally, the Board has established an Investments Committee, which in turn has established Sub-Committees.  The Sub-Committees meet regularly throughout the year with portfolio managers and other members of management to review information about the investment performance and portfolio attributes for those funds advised by Invesco Advisers (Invesco Funds) assigned to them.  The Board has established additional standing and ad hoc committees that meet throughout the year to review matters within their purview, including a working group focused on opportunities to make ongoing and continuous improvements to the annual review process.  In considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts, the Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year.
As part of the annual review process, the Board reviews and considers information provided in response to requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees (independent legal counsel) and the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees.  The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data, as well as information on the composition of the peer groups and its methodology for determining peer groups.  The Board also receives an independent written evaluation from the Senior Officer.  The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual review process to ensure they are negotiated in a manner that is at arms’ length and reasonable in accordance with certain negotiated regulatory requirements.  In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 28-29, 2026 and June 9-11, 2026, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.
The discussion below includes summary information drawn in part from the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts.  The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and are not the result of any single determinative factor.  Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.
Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s).  The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities.  The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, derivatives, valuation and compliance risks, and technology and other resources used to manage such risks.  The Board received information regarding Invesco’s methodology for compensating its investment professionals and the incentives and accountability it creates, as well as how it impacts Invesco’s ability to attract and retain talent.  The Board considered that Invesco Advisers has shown the willingness to commit resources to support investment in the business and to remain well-positioned to serve Fund shareholders including with regard to attracting and retaining qualified personnel on its investment teams and investing in technology including emerging technologies such as those driven by artificial intelligence. The Board received a description of, and reports related to, Invesco Advisers’ global security program and business continuity plans and of its approach to data privacy and cybersecurity, including related testing.  The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various middle office and back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance.  The Board considered Invesco Advisers’ systems preparedness and ongoing investment to seek to manage, operate and oversee the Invesco Funds with minimal impact or disruption through challenging environments.  The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business.  The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers supported the renewal of the investment advisory agreement.
The Board reviewed the services that may be provided to the Fund by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services.  The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world.  As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries and territories in which the Fund may invest, make recommendations regarding securities and assist with portfolio trading.  The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.  The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers supported the renewal of the sub-advisory contracts.
B.
Fund Investment Performance
The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.  The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2025 to the performance of funds in the Broadridge performance universe. The Board noted that performance of Series I shares of the Fund was in the fifth quintile of its performance universe for the one and three year periods and the fourth quintile for the five year period (the first quintile being the best performing funds on a relative basis and the fifth quintile being the worst performing funds on a relative basis).  The Board noted that performance of Series I shares of the Fund was reasonably comparable to the performance universe median for the one, three and five year periods.  The Board considered reasons for the Fund’s
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Invesco V.I. U.S. Government Money Portfolio

underperformance relative to peers.  The Board considered that the Fund’s overweight allocation to repurchase agreements and slightly shorter weighted average life relative to peers detracted from the Fund’s one and three year performance and that the performance for the Fund’s performance universe had limited dispersion.  The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results.  The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions.
C.
Advisory and Sub-Advisory Fees and Fund Expenses
The Board received information regarding Invesco Advisers’ approach with respect to contractual management fee schedules and compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group.  The Board noted that the contractual management and actual management fee rates for Series I shares of the Fund were each above the median contractual management and actual management fee rates of funds in its expense group.  The Board noted that the term “contractual management fee” and “actual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund-by-fund basis as to what is included.  The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.  The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s contractual management fees, actual management fees and total expense ratio were in the fourth, fifth and fifth quintile, respectively, of its expense group and discussed with management reasons for such relative actual and contractual management fees and total expenses. The independent Trustees reviewed and considered additional information provided by management, including with respect to the Fund’s actual and contractual management fees and total expenses and the Fund’s unique client base. The Board requested and considered additional information from management regarding such fees and relative total expenses, including the differentiated client base associated with variable insurance products and this Fund’s unique client base in particular.   The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s treatment of administrative services fees as compared to its peer funds.
The Board noted that Invesco Advisers has voluntarily agreed to waive fees and/or limit expenses of the Fund for an indefinite period until further notice to the Board in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board further noted that Invesco Advisers has voluntarily undertaken to waive fees to the extent necessary to assist the Fund in attempting to maintain a positive yield.
The Board also considered the fees charged by Invesco Advisers and its affiliates to other client accounts that are similarly managed.  Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to that provided by Invesco Advisers and its affiliates to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations. Invesco Advisers also advised the Board that many of the similarly managed client accounts have all-inclusive fee structures, which are not easily un-bundled.
The Board also compared the Fund’s advisory fee rate before the application of advisory fee waivers/expense limitations to the effective advisory fee rates before the application of advisory fee waivers/expense limitations of other similarly managed mutual funds advised or sub-advised by Invesco Advisers and its affiliates, based on asset balances as of December 31, 2025.
The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.
D.
Economies of Scale and Breakpoints
The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund and the Invesco Funds, and the extent to which such economies of scale are shared with the Fund and the Invesco Funds. The Board acknowledged the limitations in calculating and measuring economies of scale at the individual fund level; noting that only indicative and estimated measures are available at the individual fund level and that such measures are subject to uncertainty. The Board considered that the Fund may benefit from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule, which generally operate to reduce the Fund’s expense ratio as it grows in size. The Board noted that the Fund also shares in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ management of significant assets and investment in its business, including investments in business infrastructure, technology and cybersecurity.
E.
Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual fund-by-fund basis.  The Board considered the methodology used for calculating profitability and the periodic review and enhancement of such methodology.  The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Invesco Funds individually. The Board considered that profits to Invesco Advisers can vary significantly depending on the particular Invesco Fund, with some Invesco Funds showing indicative losses to Invesco Advisers and others showing indicative profits at healthy levels, and that Invesco Advisers’ support for and commitment to an Invesco Fund are not, however, solely dependent on the profits attributed to such Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided.  The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts. The Board noted the cyclical and competitive nature of the global asset management industry.
F.
Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for providing administrative, transfer agency and distribution services to the Fund.  The Board received comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources.  The Board reviewed the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services.  The Board noted that these services are provided to the Fund pursuant to written contracts that are reviewed and subject to approval on an annual basis by the Board based on its reasonable business judgement and in accordance with applicable regulatory guidance.
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Invesco V.I. U.S. Government Money Portfolio

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
The statement regarding basis for approval of investment advisory contracts can be found in the Approval of Investment Advisory and Sub-Advisory Contracts section of this report.
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Invesco V.I. U.S. Government Money Portfolio

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: August 21, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: August 21, 2026